UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04347
GMO Trust
(Exact name of the registrant as specified in charter)
40 Rowes Wharf, Boston, MA 02110
(Address of principal executive offices) (Zip Code)
J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for services)
Registrant’s telephone number, including area code: 617-346-7646
Date of fiscal year end: 02/29/12
Date of reporting period: 08/31/11

Item 1.	Reports to Stockholders.
The semiannual reports for each series of the registrant for the periods ended August 31, 2011 are filed herewith.

GMO Alpha Only Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Alpha Only Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	82.8%
Short-Term Investments	6.0
Swap Agreements	3.3
Investment Funds	2.2
Futures Contracts	2.2
Preferred Stocks	0.4
Forward Currency Contracts	0.0 ∧
Other	3.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Swap agreements and futures contracts in the table are based on the net unrealized appreciation/depreciation of the respective contracts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to swap agreements and futures contracts based on notional amounts are (38.1%) and (57.3%) of net assets, respectively.
∧	Rounds to 0.0%

1

GMO Alpha Only Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)
		MUTUAL FUNDS — 87.6%

		United States — 87.6%
		Affiliated Issuers
	22,190,076	GMO International Growth Equity Fund, Class IV	498,832,899
	24,365,806	GMO International Intrinsic Value Fund, Class IV	497,306,092
	30,933,718	GMO Quality Fund, Class VI	648,680,071
	28,825,726	GMO U.S. Core Equity Fund, Class VI	336,107,969

		Total United States	1,980,927,031

		TOTAL MUTUAL FUNDS (COST $1,936,293,111)	1,980,927,031

		INVESTMENT FUNDS — 2.0%

		United States — 2.0%
	1,036,341	Vanguard Emerging Markets ETF (a)	45,547,187

		TOTAL INVESTMENT FUNDS (COST $45,842,571)	45,547,187

		SHORT-TERM INVESTMENTS — 2.9%

		Time Deposits — 2.9%
USD	15,000,000	Commerzbank (Frankfurt) Time Deposit, 0.03%, due 09/01/11	15,000,000
USD	5,527,340	Deustche Bank (Frankfurt) Time Deposit, 0.03%, due 09/01/11	5,527,340
USD	15,000,000	Kredietbank ABB Insurance CERA Bank (Brussels) Time Deposit, 0.03%, due 09/01/11	15,000,000
USD	15,000,000	Royal Bank of Scotland (London) Time Deposit, 0.03%, due 09/01/11	15,000,000
USD	15,000,000	Societe Generale (Paris) Time Deposit, 0.03%, due 09/01/11	15,000,000

		Total Time Deposits	65,527,340

		TOTAL SHORT-TERM INVESTMENTS (COST $65,527,340)	65,527,340

		TOTAL INVESTMENTS — 92.5% (Cost $2,047,663,022)	2,092,001,558
		Other Assets and Liabilities (net) — 7.5%	170,651,938

		TOTAL NET ASSETS — 100.0%	$2,262,653,496

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement		Deliver/	Units of		Appreciation
Date	Counterparty	Receive	Currency	Value	(Depreciation)

Sales #
10/21/11	Bank of America, N.A.	AUD	4,912,247	$5,217,873	$(140,924)
10/21/11	Deutsche Bank AG	AUD	7,963,498	8,458,965	(184,652)
10/21/11	Royal Bank of Scotland PLC	AUD	6,042,541	6,418,491	(175,006)
10/21/11	State Street Bank and Trust Company	AUD	7,324,457	7,780,165	(165,915)
10/21/11	Bank of America, N.A.	CHF	5,980,971	7,433,028	190,566
10/21/11	Bank of New York Mellon	CHF	6,597,275	8,198,958	271,956
10/21/11	Barclays Bank PLC	CHF	8,810,178	10,949,108	266,048
10/21/11	Bank of America, N.A.	DKK	2,992,751	576,762	1,126
10/21/11	Barclays Bank PLC	DKK	7,488,281	1,443,140	1,777
10/21/11	Morgan Stanley Capital Services Inc.	DKK	5,630,080	1,085,028	958
10/21/11	Bank of New York Mellon	EUR	13,143,148	18,868,652	(2,123)
10/21/11	Brown Brothers Harriman & Co.	EUR	11,709,295	16,810,174	49,337
10/21/11	Morgan Stanley Capital Services Inc.	EUR	13,589,160	19,508,958	21,192
10/21/11	Royal Bank of Scotland PLC	EUR	14,649,503	21,031,215	41,964
10/21/11	State Street Bank and Trust Company	EUR	8,425,608	12,096,026	(1,740)
10/21/11	Bank of America, N.A.	GBP	3,968,901	6,439,122	46,066
10/21/11	Bank of New York Mellon	GBP	5,360,946	8,697,568	76,371
10/21/11	Brown Brothers Harriman & Co.	GBP	5,595,736	9,078,490	84,808
10/21/11	Deutsche Bank AG	GBP	9,670,542	15,689,432	144,147
10/21/11	JPMorgan Chase Bank, N.A.	GBP	8,204,184	13,310,421	121,469
10/21/11	Morgan Stanley Capital Services Inc.	GBP	6,857,488	11,125,549	168,450
10/21/11	State Street Bank and Trust and Company	GBP	2,007,815	3,257,467	28,583
10/21/11	Bank of New York Mellon	HKD	18,674,121	2,399,660	(1,009)
10/21/11	Brown Brothers Harriman & Co.	HKD	16,069,259	2,064,931	(1,603)
10/21/11	JPMorgan Chase Bank, N.A.	HKD	35,656,819	4,581,970	(3,421)
10/21/11	Bank of America, N.A.	JPY	1,076,586,260	14,066,031	(15,801)
10/21/11	Barclays Bank PLC	JPY	1,223,828,367	15,989,808	(63,668)
10/21/11	JPMorgan Chase Bank, N.A.	JPY	909,118,951	11,878,004	(19,363)
10/21/11	Royal Bank of Scotland PLC	JPY	538,195,012	7,031,734	(10,506)
10/21/11	State Street Bank and Trust Company	JPY	1,417,432,542	18,519,325	(34,410)
10/21/11	Barclays Bank PLC	NOK	9,439,425	1,754,722	(25,890)
10/21/11	Morgan Stanley Capital Services Inc.	NOK	5,824,349	1,082,705	(17,602)
10/21/11	Brown Brothers Harriman & Co.	NZD	498,401	423,078	(8,209)

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement		Deliver/	Units of		Appreciation
Date	Counterparty	Receive	Currency	Value	(Depreciation)

10/21/11	Bank of America, N.A.	SEK	3,664,532	$576,280	$(9,410)
10/21/11	Bank of New York Mellon	SEK	21,825,131	3,432,194	(54,304)
10/21/11	JPMorgan Chase Bank, N.A.	SEK	9,883,287	1,554,234	(4,153)
10/21/11	Morgan Stanley Capital Services Inc.	SEK	10,411,349	1,637,276	(25,829)
10/21/11	State Street Bank and Trust Company	SEK	11,613,817	1,826,375	(28,744)
10/21/11	Bank of New York Mellon	SGD	3,394,717	2,819,518	2,297
10/21/11	Deutsche Bank AG	SGD	3,360,527	2,791,121	5,705

				$307,903,558	$528,538

#	Fund sells foreign currency; buys USD.

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales
91	Amesterdam Exchanges	September 2011	$7,660,821	$(21,456)
646	CAC 40	September 2011	30,125,346	71,090
121	DAX	September 2011	25,111,670	5,929,783
801	FTSE 100 Index	September 2011	69,906,865	4,448,691
68	FTSE/MIB	September 2011	7,582,510	2,127,081
67	Hang Seng	September 2011	8,819,620	(330,823)
86	IBEX 35	September 2011	10,777,197	(36,717)
104	MSCI Singapore	September 2011	5,683,654	(231,059)
635	OMXS 30	September 2011	9,561,433	(16,015)
4,678	Russell 2000 Mini	September 2011	339,716,360	24,496,669
430	S&P 400 E-Mini Index	September 2011	37,599,200	2,416,342
9,669	S&P 500 E-Mini Index	September 2011	588,721,237	14,713,972
249	SPI 200	September 2011	28,658,088	1,691,779
680	TOPIX	September 2011	68,982,745	3,315,000

			$1,238,906,746	$58,574,337

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Swap Agreements

Total Return Swaps

					Net Unrealized
Notional	Expiration				Appreciation/
Amount	Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

48,194,814	1/27/2012	BNP Paribas	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.54%	$4,276,347
40,768,636	2/7/2012	Citibank N.A.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.50%	4,064,620
71,790,697	3/12/2012	JP Morgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.59%	7,585,554
34,844,229	3/15/2012	Morgan Stanley Capital Services Inc.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.55%	2,286,719
67,674,918	3/21/2012	BNP Paribas	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.60%	2,712,126
41,682,173	4/3/2012	Deutsche Bank AG	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.65%	3,843,410
199,997,901	5/9/2012	JP Morgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.60%	25,018,463
124,881,524	5/11/2012	BNP Paribas	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.61%	15,339,647
58,999,209	6/12/2012	Citibank N.A.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.56%	4,781,622
55,599,968	7/19/2012	Citibank N.A.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.52%	4,282,449
42,003,150	8/7/2012	Citibank N.A.	MSCI Daily Total Return EAFE	12 month USD LIBOR BBA -0.54%	603,111

					$74,794,068

Premiums to (Pay) Receive					$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBA - British Banks Association
ETF - Exchange-Traded Fund

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

LIBOR - London Interbank Offered Rate
MSCI - Morgan Stanley Capital International

(a)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF is a separate investment portfolio of Vanguard, Inc., a registered investment company. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

Currency Abbreviations:

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $111,369,911) (Note 2)	$111,074,527
Investments in affiliated issuers, at value (cost $1,936,293,111) (Notes 2 and 10)	1,980,927,031
Receivable for investments sold	43,558,630
Receivable for Fund shares sold	4,123,909
Unrealized appreciation on open forward currency contracts (Note 4)	1,522,820
Due from broker on open futures contracts	108,860,267
Receivable for open swap contracts (Note 4)	74,794,068
Receivable for collateral on open swap contracts (Note 4)	115,614
Receivable for expenses reimbursed by Manager (Note 5)	887,841

Total assets	2,325,864,707

Liabilities:
Payable for investments purchased	42,003,150
Payable for Fund shares repurchased	4,995,423
Payable to affiliate for (Note 5):
Management fee	1,031,939
Shareholder service fee	208,158
Trustees and Trust Officers or agents unaffiliated with the Manager	1,489
Payable for variation margin on open futures contracts (Note 4)	13,692,695
Unrealized depreciation on open forward currency contracts (Note 4)	994,282
Accrued expenses	284,075

Total liabilities	63,211,211

Net assets	$2,262,653,496

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,269,720,177
Accumulated undistributed net investment income	33,829,106
Accumulated net realized loss	(1,219,130,871)
Net unrealized appreciation	178,235,084

$2,262,653,496

Net assets attributable to:
Class III shares	$39,175,558

Class IV shares	$2,223,477,938

Shares outstanding:
Class III	1,584,199

Class IV	89,843,298

Net asset value per share:
Class III	$24.73

Class IV	$24.75

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$26,405,666

Total investment income	26,405,666

Expenses:
Management fee (Note 5)	6,169,789
Shareholder service fee – Class III (Note 5)	35,672
Shareholder service fee – Class IV (Note 5)	1,210,177
Custodian and fund accounting agent fees	152,260
Trustees fees and related expenses (Note 5)	50,054
Legal fees	49,772
Audit and tax fees	36,524
Transfer agent fees	20,516
Registration fees	8,828
Miscellaneous	23,777

Total expenses	7,757,369
Fees and expenses reimbursed by Manager (Note 5)	(269,924)
Expense reductions (Note 2)	(17)
Indirectly incurred fees waived or borne by Manager (Note 5)	(4,420,984)
Shareholder service fee waived (Note 5)	(778,673)

Net expenses	2,287,771

Net investment income (loss)	24,117,895

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,956,413
Investments in affiliated issuers	88,421,271
Realized gains distributions from affiliated issuers (Note 10)	5,618
Futures contracts	19,668,381
Swap contracts	(27,283,411)
Foreign currency, forward contracts and foreign currency related transactions	(27,522,700)

Net realized gain (loss)	55,245,572

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,253,147)
Investments in affiliated issuers	(215,988,314)
Futures contracts	132,509,944
Swap contracts	128,173,967
Foreign currency, forward contracts and foreign currency related transactions	10,416,229

Net unrealized gain (loss)	49,858,679

Net realized and unrealized gain (loss)	105,104,251

Net increase (decrease) in net assets resulting from operations	$129,222,146

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$24,117,895	$23,200,055
Net realized gain (loss)	55,245,572	(92,835,579)
Change in net unrealized appreciation (depreciation)	49,858,679	(11,601,214)

Net increase (decrease) in net assets from operations	129,222,146	(81,236,738)

Net share transactions (Note 9):
Class III	(23,023,272)	(8,732,467)
Class IV	166,361,528	360,299,813

Increase (decrease) in net assets resulting from net share transactions	143,338,256	351,567,346

Total increase (decrease) in net assets	272,560,402	270,330,608

Net assets:
Beginning of period	1,990,093,094	1,719,762,486

End of period (including accumulated undistributed net investment income of $33,829,106 and $9,711,211, respectively)	$2,262,653,496	$1,990,093,094

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31,
	2011		Year Ended February 28/29,
	(Unaudited)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)

Net asset value, beginning of period	$23.49		$24.55		$28.85		$55.55		$52.10		$51.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.23		0.30		0.55		1.15		1.05		0.85
Net realized and unrealized gain (loss)	1.01		(1.36)		(3.35)		4.65		3.50		0.50

Total from investment operations	1.24		(1.06)		(2.80)		5.80		4.55		1.35

Less distributions to shareholders:
From net investment income	—		—		(1.50)		(22.05)		(1.10)		(1.05)
From net realized gains	—		—		—		(10.45)		—		—

Total distributions	—		—		(1.50)		(32.50)		(1.10)		(1.05)

Net asset value, end of period	$24.73		$23.49		$24.55		$28.85		$55.55		$52.10

Total Return(c)	5.28	%**	(4.32)%		(10.30)%		11.92%		8.74%		2.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,176		$59,746		$71,481		$121,711		$176,067		$166,626
Net expenses to average daily net assets(d)	0.23	%(e)*	0.23	%(e)	0.24	%(e)	0.23	%(e)	0.16	%(e)	0.15%
Net investment income (loss) to average daily net assets(b)	1.94	%*	1.26%		2.16%		2.37%		1.91%		1.66%
Portfolio turnover rate	70	%**	89%		114%		87%		44%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.45	%*	0.46%		0.45%		0.44%		0.51%		0.53%
Redemption fees consisted of the following per share amounts:†	—		—		—		$0.00	(g)	$0.01		$0.01

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO Alpha Only Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31,
	2011		Year Ended February 28/29,
	(Unaudited)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)(b)

Net asset value, beginning of period	$23.50		$24.55		$28.85		$55.55		$52.05		$51.85

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.24		0.31		0.55		1.20		1.05		1.00
Net realized and unrealized gain (loss)	1.01		(1.36)		(3.35)		4.60		3.55		0.30

Total from investment operations	1.25		(1.05)		(2.80)		5.80		4.60		1.30

Less distributions to shareholders:
From net investment income	—		—		(1.50)		(22.05)		(1.10)		(1.10)
From net realized gains	—		—		—		(10.45)		—		—

Total distributions	—		—		(1.50)		(32.50)		(1.10)		(1.10)

Net asset value, end of period	$24.75		$23.50		$24.55		$28.85		$55.55		$52.05

Total Return(d)	5.32	%**	(4.28)%		(10.30)%		12.00%		8.90%		2.54	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,223,478		$1,930,347		$1,648,282		$1,854,153		$2,557,970		$1,693,793
Net expenses to average daily net assets(e)	0.18	%(f)*	0.18	%(f)	0.18	% (f)	0.18	%(f)	0.11	%(f)	0.10	%*
Net investment income (loss) to average daily net assets(c)	1.95	%*	1.27%		2.11%		2.52%		1.96%		1.93	%*
Portfolio turnover rate	70	%**	89%		114%		87%		44%		22	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(g)	0.44	%*	0.46%		0.46%		0.44%		0.51%		0.53	%*
Redemption fees consisted of the following per share amounts:†	—		—		—		$0.00	(h)	$0.01		—

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Period from March 2, 2006 (commencement of operations) through February 28, 2007.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Alpha Only Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks to outperform its benchmark, the Citigroup 3-Month Treasury Bill Index. The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests primarily in shares of the GMO U.S. Equity Funds and the GMO International Equity Funds, and also may invest in shares of GMO Emerging Country Debt Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying funds.

To gain short investment exposure, the Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

13

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the funds in which the Fund invests (“underlying funds”) and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based

14

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	43.5%

Futures Contracts	0.7%

Swap Agreements	3.3%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

15

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investment Funds
United States	$45,547,187	$—	$—	$45,547,187

TOTAL INVESTMENT FUNDS	45,547,187	—	—	45,547,187

Mutual Funds
United States	1,980,927,031	—	—	1,980,927,031

TOTAL MUTUAL FUNDS	1,980,927,031	—	—	1,980,927,031

Short-Term Investments	65,527,340	—	—	65,527,340

Total Investments	2,092,001,558	—	—	2,092,001,558

Derivatives *
Forward Currency Contracts
Foreign Currency risk	—	1,522,820	—	1,522,820
Futures Contracts
Equity risk	41,626,983	17,583,424	—	59,210,407
Swap Agreements
Equity risk	—	74,794,068	—	74,794,068

Total Derivatives	41,626,983	93,900,312	—	135,527,295

Total	$2,133,628,541	$93,900,312	$—	$2,227,528,853

16

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign Currency risk	$—	$(994,282)	$—	$(994,282)
Futures Contracts
Equity risk	—	(636,070)	—	(636,070)

Total Derivatives	—	(1,630,352)	—	(1,630,352)

Total	$—	$(1,630,352)	$—	$(1,630,352)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

*	Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities using Level 3 inputs were less than 0.1% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on

17

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $122,505,886.

18

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(710,774,856)
February 28, 2019	(309,022,361)

Total	$(1,019,797,217)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$2,214,585,397	$—	$(122,583,839)	$(122,583,839)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the

19

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. The Fund and some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund’s or the underlying fund’s performance more than if the Fund or the underlying fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

20

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. In addition, the value of the Fund’s shares will be adversely affected if the equity investments that are the subject of the Fund’s short positions appreciate in value.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

21

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives may cause the Fund’s portfolio to be leveraged. The Fund and some underlying funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

22

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Short Sales Risk — The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

23

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting

24

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves

25

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to hedge some or all of the currency exposure of the underlying Funds and assets in which the Fund invests, adjust against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing

26

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for these foreign futures contracts (including foreign index futures) do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign futures contracts using fair value prices, which are based on local closing prices adjusted by a factor, supplied by a third party vendor using that vendor’s proprietary models. During the period ended August 31, 2011, the Fund used futures contracts to hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in

27

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

28

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use

29

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$—	$—	$—	$59,210,407	$—	$59,210,407
Unrealized appreciation on forward currency contracts	—	1,522,820	—	—	—	1,522,820
Unrealized appreciation on swap agreements	—	—	—	74,794,068	—	74,794,068

Total	$—	$1,522,820	$—	$134,004,475	$—	$135,527,295

Liabilities:
Unrealized depreciation on futures contracts *	$—	$—	$—	$(636,070)	$—	$(636,070)
Unrealized depreciation on forward currency contracts	—	(994,282)	—	—	—	(994,282)

Total	$—	$(994,282)	$—	$(636,070)	$—	$(1,630,352)

30

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$19,668,381	$—	$19,668,381
Forward currency contracts	—	(27,428,562)	—	—	—	(27,428,562)
Swap agreements	—	—	—	(27,283,411)	—	(27,283,411)

Total	$—	$(27,428,562)	$—	$(7,615,030)	$—	$(35,043,592)

Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$132,509,944	$—	$132,509,944
Forward currency contracts	—	10,418,968	—	—	—	10,418,968
Swap agreements	—	—	—	128,173,967	—	128,173,967

Total	$—	$10,418,968	$—	$260,683,911	$—	$271,102,879

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts) and notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward
	currency	Futures	Swap
	contracts	contracts	agreements

Average amount outstanding	$417,659,910	$1,372,723,814	$724,478,621

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for

31

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Class IV shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class’ shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.50% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $50,054 and $7,580, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.361%	0.063%	0.424%

32

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $1,843,430,150 and $1,585,522,849, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 86.53% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. Two of the shareholders are other funds of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.11% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 99.64% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares *	Amount

Shares sold	663,681	$15,876,826	963,045	$23,254,195
Shares repurchased	(1,623,191)	(38,900,098)	(1,329,071)	(31,986,662)

Net increase (decrease)	(959,510)	$(23,023,272)	(366,026)	$(8,732,467)

33

GMO Alpha Only Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares *	Amount

Shares sold	88,075,625	$2,125,820,809	33,324,185	$801,196,824
Shares repurchased	(80,389,242)	(1,959,459,281)	(18,265,845)	(440,897,011)

Net increase (decrease)	7,686,383	$166,361,528	15,058,340	$360,299,813

*	Shares were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO International Growth Equity Fund, Class IV	$442,255,674	$251,620,204	$158,096,870	$3,824,404	$—	$498,832,899
GMO International Intrinsic Value Fund, Class IV	442,388,249	277,423,445	147,323,378	10,650,746	—	497,306,092
GMO Quality Fund, Class VI	580,359,319	286,723,371	216,243,042	8,013,771	—	648,680,071
GMO U.S. Core Equity Fund, Class VI	300,019,377	164,672,531	115,250,785	3,880,231	—	336,107,969
GMO U.S. Treasury Fund	95,036,569	840,042,130	935,132,721	36,514	5,618	—

Totals	$1,860,059,188	$1,820,481,681	$1,572,046,796	$26,405,666	$5,618	$1,980,927,031

34

GMO Alpha Only Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the Fund and gave correspondingly less weight to that information. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

35

GMO Alpha Only Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effects of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

36

GMO Alpha Only Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

37

GMO Alpha Only Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.65%	$1,000.00	$1,052.80	$3.35
2) Hypothetical	0.65%	$1,000.00	$1,021.87	$3.30

38

GMO Alpha Only Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class IV

1) Actual	0.60%	$1,000.00	$1,053.20	$3.10
2) Hypothetical	0.60%	$1,000.00	$1,022.12	$3.05

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

39

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)
Consolidated Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	33.5%
Swap Agreements**	29.4
Short-Term Investments	26.5
Futures Contracts**	10.6
Other	0.0 ∧

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO Alternative Asset Opportunity Fund.
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Swaps and futures concentrations use the notional value of respective contracts for purposes of computing asset class exposures.
**	Represents commodity exposure. See Consolidated Schedule of Investments.
∧	Rounds to 0.0%.

1

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) /
Shares	Description	Value ($)
	DEBT OBLIGATIONS — 32.5%

	U.S. Government — 32.5%
8,009,280	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a) (b) (c)	8,127,545

	TOTAL DEBT OBLIGATIONS (COST $8,168,470)	8,127,545

	MUTUAL FUNDS — 47.2%

	Affiliated Issuers — 47.2%
791,020	GMO Short-Duration Collateral Fund	5,687,436
243,984	GMO U.S. Treasury Fund	6,102,037

	TOTAL MUTUAL FUNDS (COST $12,907,018)	11,789,473

	SHORT-TERM INVESTMENTS — 18.7%

	Money Market Funds — 0.7%
163,812	SSgA USD Liquidity Fund-Class I Stable NAV Shares, 0.09% (a) (d) (e)	163,812
6,506	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (f)	6,506

	Total Money Market Funds	170,318

	U.S. Government — 18.0%
400,000	U.S. Treasury Bill, 0.07%, due 05/31/12 (a) (g)	399,797
4,100,000	U.S. Treasury Bill, 0.09%, due 07/26/12 (a) (g)	4,096,745

	Total U.S. Government	4,496,542

	TOTAL SHORT-TERM INVESTMENTS (COST $4,662,662)	4,666,860

	TOTAL INVESTMENTS — 98.4% (Cost $25,738,150)	24,583,878
	Other Assets Net Liabilities — 1.6%	407,045

	NET ASSETS — 100.0%	$24,990,923

2	See accompanying notes to the consolidated financial statements.

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Futures Contracts (a)

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
2	Coffee	December 2011	$216,188	$7,621
5	Corn	December 2011	191,875	17,316
8	Cotton No. 2	December 2011	423,240	(62,688)
3	Gasoline RBOB	September 2011	362,414	22,731
1	Gold 100 OZ	December 2011	183,170	21,426
7	Lean Hogs	October 2011	239,400	(17,262)
3	Soybean	November 2011	218,625	18,587
12	Sugar 11	September 2011	398,899	69,069

			$2,233,811	$76,800

Sales
4	Light Sweet Crude Oil	September 2011	$355,240	$(16,646)
18	Live Cattle	October 2011	820,980	20,982
8	Natural Gas	September 2011	324,320	(12,902)
4	Soybean Meal	December 2011	155,120	(10,017)
1	Soybean Oil	December 2011	35,442	(178)
11	Wheat	December 2011	435,325	(41,847)

			$2,126,427	$(60,608)

Swap Agreements (a)

Total Return Swaps

Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

12,035,357	USD	10/14/2011	Barclays Bank PLC	1 month T-Bill + 0.23%	Return on DJ-UBS Commodity Index (b)	$457,548

Premiums to (Pay) Receive						$—

See accompanying notes to the consolidated financial statements.	3

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

RBOB - Reformulated Blendstock for Oxygenate Blending.

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any (Note 4).
(d)	Fund is domiciled in Ireland.
(e)	Rate disclosed, the 7 day net yield, is as of August 31, 2011.
(f)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(g)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

USD - United States Dollar

4	See accompanying notes to the consolidated financial statements.

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

	GMO Alternative	GMO
	Asset Opportunity	Alternative Asset		Consolidated
	Fund	SPC Ltd.	Eliminations	Totals
Assets:
Investments in unaffiliated issuers, at value (consolidated cost $12,831,132) (Note 2)	$6,506	$12,787,899	$—	$12,794,405
Investments in affiliated issuers, at value (consolidated cost $12,907,018) (Note 2 and Note 10)	25,047,652	—	(13,258,179)	11,789,473
Dividends and interest receivable	—	54,785	—	54,785
Receivable for open swap contracts (Note 4)	—	457,548	—	457,548
Receivable for expenses reimbursed by Manager (Note 5)	18,147	8,432	—	26,579

Total assets	25,072,305	13,308,664	(13,258,179)	25,122,790

Liabilities:
Payable to affiliate for (Note 5):
Management fee	14,551	—	—	14,551
Shareholder service fee	3,118	—	—	3,118
Trustees and Chief Compliance Officer of GMO Trust fees	28	—	—	28
Payable for variation margin on open futures contracts (Note 4)	—	2,229	—	2,229
Accrued expenses	63,685	48,256	—	111,941

Total liabilities	81,382	50,485	—	131,867

Net assets	$24,990,923	$13,258,179	$(13,258,179)	$24,990,923

Shareholders’ capital	$24,990,923			$24,990,923

Shares outstanding	784,809			784,809

Net asset value per share	$31.84			$31.84

See accompanying notes to the consolidated financial statements.	5

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidating Statement of Operations — For the Six Months Ended August 31, 2011 (Unaudited)

	GMO Alternative	GMO
	Asset Opportunity	Alternative Asset		Consolidated
	Fund	SPC Ltd.	Eliminations	Totals
Investment Income:
Dividends from affiliated issuers (Note 10)	$43,335	$—	$—	$43,335
Interest	—	181,606	—	181,606

Total income (loss)	43,335	181,606	—	224,941

Expenses:
Management fee (Note 5)	88,694	—	—	88,694
Shareholder service fee (Note 5)	19,006	—	—	19,006
Audit and tax fees	41,216	9,660	—	50,876
Custodian and transfer agent fees	2,300	37,628	—	39,928
Trustees fees and related expenses (Note 5)	152	7,544	—	7,696
Legal fees	7,176	—	—	7,176
Miscellaneous	5,082	7,544	—	12,626

Total expenses	163,626	62,376	—	226,002

Fees and expenses reimbursed by Manager (Note 5)	(87,428)	(62,376)	—	(149,804)

Net expenses	76,198	—	—	76,198

Net investment income (loss)	(32,863)	181,606	—	148,743

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	5,391	—	5,391
Investments in affiliated issuers	440	—	—	440
Realized gains distribution from affiliated issuers (Note 10)	280	—	—	280
Futures contracts	—	(204,507)	—	(204,507)
Swap contracts	—	(360,947)	—	(360,947)

Net realized gain (loss)	720	(560,063)	—	(559,343)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	(94,612)	—	(94,612)
Investments in affiliated issuers	(522,749)	—	366,223	(156,526)
Futures contracts	—	(108,813)	—	(108,813)
Swap contracts	—	215,659	—	215,659

Net unrealized gain (loss)	(522,749)	12,234	366,223	(144,292)

Net realized and unrealized gain (loss)	(522,029)	(547,829)	366,223	(703,635)

Net increase (decrease) in net assets resulting from operations	$(554,892)	$(366,223)	$366,223	$(554,892)

6	See accompanying notes to the consolidated financial statements.

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$148,743	$86,816
Net realized gain (loss)	(559,343)	2,821,347
Change in net unrealized appreciation (depreciation)	(144,292)	1,180,364

Net increase (decrease) in net assets from operations	(554,892)	4,088,527

Fund share transactions: (Note 9)
Proceeds from sale of shares	39,746,106	1,001,547
Cost of shares repurchased	(39,746,106)	(2,644,369)

Net increase (decrease) in Fund share transactions	—	(1,642,822)

Total increase (decrease) in net assets	(554,892)	2,445,705

Net assets:
Beginning of period	25,545,815	23,100,110

End of period	$24,990,923	$25,545,815

See accompanying notes to the consolidated financial statements.	7

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value, beginning of period	$32.55		$27.24	$21.94	$33.11		$28.54	$26.63

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.11	0.46	0.93		0.69	1.28
Net realized and unrealized gain (loss)	(0.90)		5.20	4.84	(12.10)		3.88 (b)	0.63

Total from investment operations	(0.71)		5.31	5.30	(11.17)		4.57	1.91

Net asset value, end of period	$31.84		$32.55	$27.24	$21.94		$33.11	$28.54

Total Return(c)	(2.18	)%**	19.49%	24.16%	(33.74)%		16.01%	7.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,991		$25,546	$23,100	$22,389		$33,972	$174,514
Net expenses to average daily net assets(d)	0.60	%*	0.60%	0.60%	0.60	%(e)	0.60%	0.60%
Net investment income to average daily net assets(a)	1.17	%*	0.38%	1.85%	3.24%		2.41%	4.60%
Portfolio turnover rate	9	%**	60%	73%	89%		24%	12%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.18	%*	1.15%	1.06%	0.73%		0.21%	0.12%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—	$0.03	$0.00	(f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the consolidated financial statements.

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Alternative Asset Opportunity Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

Effective October 3, 2011, the Fund implemented a new investment strategy. In accordance with that new strategy, the Fund changed its investment objective, benchmark, principal risks and GMO changed its voluntary management fee waiver. See Note 11 “Subsequent events” for more information. The information below for the Fund’s investment objective and benchmark is for the period prior to October 3, 2011.

The Fund seeks total return greater than that of its benchmark. The Fund’s benchmark is a composite of the Dow Jones-UBS Commodity Index, which is composed of futures contracts on nineteen physical commodities, and the J.P. Morgan U.S. 3 Month Cash Index, which is comprised of three month U.S. dollar Euro-deposits. The Dow Jones-UBS Commodity Index and J.P. Morgan U.S. 3 Month Cash Index each represent 50% of the composite benchmark. In constructing the Fund’s portfolio, the Manager does not seek to match the Fund’s portfolio composition to that of its benchmark, and the Fund’s portfolio composition may differ significantly from that of its benchmark.

The Manager pursues the Fund’s investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment.

The Fund’s investment program has two primary components. One component is intended to gain exposure to the investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). “Commodities” include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). The Fund typically gains exposure to commodities indirectly, by investing in a wholly owned subsidiary company (discussed below), which, in turn, invests in various commodity-related exchange-traded and over-the-counter (“OTC”) derivatives. The Fund also may use, directly or indirectly through its wholly owned subsidiary, a wide variety of other exchange-traded and OTC derivatives that are not linked to the value of a commodity or other commodity-related instruments (including financial futures, options and swap contracts). The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

9

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The second component of the Fund’s investment program consists of investments in U.S. and foreign fixed income securities, primarily asset-backed securities. The Fund has historically gained its investment exposure to fixed income securities through investment in GMO Short-Duration Collateral Fund (“SDCF”). SDCF has primarily invested in asset-backed securities issued by a wide range of private and government issuers.

A substantial portion of the Fund’s investments (through SDCF) in fixed income securities consist of asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund may invest (including through SDCF) in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements and repurchase agreements. The Fund’s fixed income securities may include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may hold directly or indirectly (through SDCF) fixed income securities whose ratings, after the securities were acquired, were reduced below investment grade (also known as “junk bonds”). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities.

In addition to its commodity-related investments, from time to time, the Fund may invest in a range of currency-related investments, including currency futures, forwards and options.

The Fund does not invest directly in commodities and commodity-related derivatives. Instead, to gain exposure to commodities and certain other assets, the Fund invests in a wholly owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. The Fund does not seek to maintain a specified interest rate duration for its portfolio.

Currently, shares of the Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

10

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The financial statements of the GMO funds in which the Fund invests, collectively referred to as the “underlying funds” should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation
The accompanying consolidated financial statements include the accounts of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in GMO Alternative Asset SPC Ltd. The consolidated financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd. All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.7% of net assets. The underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the

11

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 2.6% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

12

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations	$—	$8,127,545	$—	$8,127,545
Mutual Funds	11,789,473	—	—	11,789,473
Short-Term Investments	4,666,860	—	—	4,666,860

Total Investments	16,456,333	8,127,545	—	24,583,878

Derivatives *
Futures Contracts
Commodity contract risk	177,732	—	—	177,732
Swap Agreements
Commodity contract risk	—	457,548	—	457,548

Total	$16,634,065	$8,585,093	$—	$25,219,158

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Futures Contracts
Commodity contract risk	$(161,540)	$—	$—	$(161,540)

Total	$(161,540)	$—	$—	$(161,540)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

13

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 16.9% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements
The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. The Fund had no loan agreements outstanding at the end of the period.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired

14

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though

15

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes
The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder is required to take into account in determining its tax liability its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. The Fund trades securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes). The Manger intends to conduct the business of the Fund to the maximum extent practicable so that the Fund’s activities do not constitute a U.S. trade or business. Accordingly, no provision (benefit) for U.S. federal and state income tax is reflected in the accompanying financial statements. Dividends and other revenue may be subject to withholding or similar taxes imposed by the country in which such dividends or other revenue originate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes and associated penalty and interest amounts related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$32,813,869	$1,600	$(8,231,591)	$(8,229,991)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did

16

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Distributions
Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates). Distributions made by the Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Fund, are reported in the Fund’s Statement of Changes in Net Assets as cash distributions to shareholders.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

17

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The information below describes the Fund’s investment risks for the period prior to October 3, 2011. See Note 11 “Subsequent events” for the Fund’s investment risks beginning October 3, 2011.

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

Because the Fund invests in its wholly-owned subsidiary, other GMO Funds, including SDCF, and unaffiliated money market funds, it is exposed to the risks to which its wholly-owned subsidiary and the other underlying funds in which it invests are exposed, as well as the risk that investments made through its wholly-owned subsidiary will not perform as expected. Therefore, unless otherwise noted herein, the principal risks summarized below include both direct and indirect principal risks of the Fund, and as indicated above, references in this section to investments made by the Fund include those made both directly by the Fund and indirectly by the Fund through its wholly-owned subsidiary, another GMO Fund or an unaffiliated money market fund.

• Commodities Risk — Because of the Fund’s exposure to commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Liquidity Risk — Low trading volume, lack of a market maker, a large size position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics,

18

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk. The Fund also is subject to this risk because it seeks indirect exposure to various types of commodities, which may include oil, natural gas, agriculture, precious metals, industrial metals and softs, as an integral part of its investment program.

19

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

20

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

21

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

22

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain markets and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is

23

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

24

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

25

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust exposure to certain markets. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Commodity
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$—	$—	$—	$—	$177,732	$177,732
Unrealized appreciation on swap agreements	—	—	—	—	457,548	457,548

Total	$—	$—	$—	$—	$635,280	$635,280

Liabilities:
Unrealized depreciation on futures contracts *	$—	$—	$—	$—	$(161,540)	$(161,540)

Total	$—	$—	$—	$—	$(161,540)	$(161,540)

26

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Commodity
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$—	$(204,507)	$(204,507)
Swap agreements	—	—	—	—	(360,947)	(360,947)

Total	$—	$—	$—	$—	$(565,454)	$(565,454)

Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(108,813)	$(108,813)
Swap agreements	—	—	—	—	215,659	215,659

Total	$—	$—	$—	$—	$106,846	$106,846

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The derivative financial instruments outstanding as of period end (as disclosed in the Schedule of Investments) serve as indicators of the volume of derivative activity for the Fund during the period.

5.	Fees and other transactions with affiliates

The information below describes the Fund’s fees and other transactions with affiliates for the period prior to October 3, 2011. See Note 11 “Subsequent events” for a description of the Fund’s fees and other transactions with affiliates for the period beginning October 3, 2011.

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.70% of average daily net assets. For the period ending August 31, 2011, the Manager voluntarily agreed to waive the Fund’s management fee by 0.25% and to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.45% of the Fund’s average daily net assets (excluding the Fund’s Excluded Fund Fees and Expenses described below). The Manager may change or terminate these voluntary waivers and reimbursements at any time, and these voluntary waivers and reimbursements are in addition to the Manager’s contractual expense reimbursement agreement described below. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.70% of the Fund’s average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower. The Fund

27

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s total annual operating expenses that exceed 0.70% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Expense Reimbursement Amount. The Fund’s contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $7,696 and $21, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011 , these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.001%	0.000%	0.000%	0.001%

28

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s investments in commodity-related derivatives are generally made through GMO Alternative Asset SPC Ltd., a wholly owned subsidiary organized as a Bermuda limited liability company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$—
Investments (non-U.S. Government securities)	2,492,981	1,875,000

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 97.56% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. Each shareholder is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, none of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

29

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,255,814	$39,746,106	33,402	$1,001,547
Shares repurchased	(1,255,814)	(39,746,106)	(96,619)	(2,644,369)

Net increase (decrease)	—	$—	(63,217)	$(1,642,822)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Return of	Value, end
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	of Period

GMO Short-Duration Collateral Fund	$8,210,791	$—	$—	$41,637	$—	$2,365,147	$5,687,436
GMO U.S. Treasury Fund	5,481,937	2,492,981	1,875,000	1,698	280	—	6,102,037

Totals	$13,692,728	$2,492,981	$1,875,000	$43,335	$280	$2,365,147	$11,789,473

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined through tax year ending February 29, 2012.

11.	Subsequent events

Effective October 3, 2011, the Fund implemented a new investment strategy. In accordance with that new strategy, the Fund changed its investment objective, benchmark, principal risks and GMO changed its voluntary management fee waiver. The information described below is effective beginning October 3, 2011.

The Fund’s shares are principally available only to other GMO Funds and certain other accredited investors. The Fund is managed by GMO.

30

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund pays an investment management fee to GMO at the annual rate of 0.70% of average daily net assets. The Fund offers a single class of shares. The Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.70% of average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.70% of the Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees. In addition to these contractual expense limitations, the Manager has voluntarily agreed to waive the Fund’s management fee to 0.60% of average daily net assets and to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of average daily net assets (excluding Excluded Fund Fees and Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time, at which point the Fund will incur management fees equal to 0.70% of average daily net assets. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.70% of the Fund’s average daily net assets, and, as a result, net annual operating expenses for the Fund will be lower. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust Officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund’s investment objective is long-term total return.

The Fund plans to pursue its investment objective by investing in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward foreign exchange contracts as well as making other investments. The Fund seeks to take advantage of the Manager’s proprietary quantitative investment models for global tactical asset allocation and equity, bond, currency and commodity market selection.

In addition, the Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in U.S. and non-U.S. fixed income securities. The Fund may hold cash directly (i.e., Treasury-Bills), invest in money market funds or hold shares of other series of the Trust, including Short-Duration Collateral Fund and U.S. Treasury Fund.

31

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager’s models for this active quantitative process are based on the following strategies:

Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum.

The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

To gain exposure to commodities and certain other assets, the Fund invests in a wholly-owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity- related derivatives and fixed income securities, but may also invest in any other investments in which the Fund may invest directly. References to the Fund in this summary of the Fund’s investment strategy may refer to actions undertaken by the Fund or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives.

If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. The Fund does not seek to maintain a specified interest rate duration for its portfolio.

The Fund’s benchmark is the Citigroup 3 Month Treasury Bill Index, which is a short-term Treasury bill index independently maintained and published by Citigroup.

The principal risks of an investment in the Fund include Derivatives Risk, Currency Risk, Market Risk — Equity Securities, Market Risk — Fixed Income Securities, Commodities Risk, Foreign Investment Risk, Counterparty Risk, Short Sales Risk, Management and Operational Risk, Credit Risk, Liquidity Risk, Leveraging Risk, Market Risk — Asset-Backed Securities, Fund of Funds Risk, Large Shareholder Risk, and Market Disruption and Geopolitical Risk. The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.

32

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the Fund’s purpose is to complement broader asset allocation strategies being implemented by the Manager in other asset allocation funds or accounts and noted that the Fund is not separately available. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

33

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

34

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

35

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

36

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
1) Actual	0.60%	$1,000.00	$978.20	$2.98
2) Hypothetical	0.60%	$1,000.00	$1,022.12	$3.05

*	Expenses are calculated using the Fund’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

37

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	110.4%
Short-Term Investments	2.0
Options Purchased	1.2
Futures Contracts	(0.3)
Written Options	(0.7)
Swap Agreements	(1.2)
Reverse Repurchase Agreements	(10.8)
Other	(0.6)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)/
Shares/Notional Amount		Description	Value ($)
		DEBT OBLIGATIONS — 110.4%

		U.S. Government — 110.4%
	180,000,000	U.S. Treasury Note, 1.00%, due 07/15/13	182,685,600
	185,000,000	U.S. Treasury Note, 1.13%, due 06/15/13 (a) (b)	188,043,250
	50,000,000	U.S. Treasury Strip Coupon, due 08/15/22	37,101,700

		Total U.S. Government	407,830,550

		TOTAL DEBT OBLIGATIONS (COST $399,945,815)	407,830,550

		MUTUAL FUNDS — 0.7%

		Affiliated Issuers — 0.7%
	110,794	GMO U.S. Treasury Fund	2,770,961

		TOTAL MUTUAL FUNDS (COST $2,770,961)	2,770,961

		OPTIONS PURCHASED — 1.2%

		Options on Interest Rate Swaps — 1.2%
USD	300,000,000	Swaption Call, Expires 12/01/11, Strike 1.00%,	2,815,800
Upon potential excercise of the option, the Fund will enter into a swap with a notional amount of 300,000,000 USD in which it will pay a 3 month USD LIBOR and will receive 1.00%, maturing on December 5, 2013,
		(OTC) (CP - Merrill Lynch Capital Services Inc.)
USD	250,000,000	Swaption Call, Expires 05/21/12, Strike 0.77%,	871,500
Upon potential excercise of the option, the Fund will enter into a swap with a notional amount of 250,000,000 USD in which it will pay a 3 month USD LIBOR and will receive 0.77%, maturing on May 23, 2013,
		(OTC) (CP - Merrill Lynch Capital Services Inc.)

2	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Notional Amount/
Shares		Description	Value ($)
USD	250,000,000	Swaption Call, Expires 05/20/13, Strike 0.77%,	731,500
Upon potential excercise of the option, the Fund will enter into a swap with a notional amount of 250,000,000 USD in which it will pay a 3 month USD LIBOR and will receive 0.77%, maturing on May 22, 2014,
		(OTC) (CP - Merrill Lynch Capital Services Inc.)

		Total Options on Interest Rate Swaps	4,418,800

		TOTAL OPTIONS PURCHASED (COST $1,540,000)	4,418,800

		SHORT-TERM INVESTMENTS — 1.3%

		Money Market Funds — 1.3%
	4,863,102	State Street Institutional U.S. Government Money Market Fund-Institutional Class, 0.00%(c)	4,863,102

		TOTAL SHORT-TERM INVESTMENTS (COST $4,863,102)	4,863,102

		TOTAL INVESTMENTS — 113.6% (Cost $409,119,878)	419,883,413
		Other Assets and Liabilities (net) — (13.6%)	(50,310,097)

		TOTAL NET ASSETS — 100.0%	$369,573,316

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
2,550	Euro Dollar 90 Day	December 2011	$634,280,625	$758,956

Sales
2,550	Euro Dollar 90 Day	March 2013	$634,216,875	$(1,779,320)

See accompanying notes to the financial statements.	3

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Reverse Repurchase Agreements

Face Value		Description	Market Value

USD	4,987,500	Deutsche Bank AG, 0.15%, dated 08/08/11, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 9/7/11.	$(4,987,999)

USD	34,912,500	Deutsche Bank AG, 0.15%, dated 08/08/11, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 9/7/11.	(34,915,991)

			$(39,903,990)

Average balance outstanding			$(34,150,036)
Average interest rate			0.18%
Maximum balance outstanding			$(51,381,250)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at August 31, 2011 is as follows:

Options on Interest Rate Swaps

					Description of
					Underlying Swap
	Notional		Expiration		Receive	Fixed	Variable
Description	Amount		Date	Counterparty	(Pay) #	Rate	Rate	Premiums	Market Value

Call - OTC 2 Year Interest Rate Swap	600,000,000	USD	12/01/11	Merrill Lynch Capital Services Inc.	(Pay)	0.60%	3 Month LIBOR	$(360,000)	$(1,492,200)
Call - OTC 2 Year Interest Rate Swap	250,000,000	USD	05/21/12	Merrill Lynch Capital Services Inc.	(Pay)	0.77%	3 Month LIBOR	(193,750)	(1,232,250)

								$(553,750)	$(2,724,450)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

4	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive	Fixed	Variable	Appreciation/
Amount		Date	Counterparty	(Pay) #	Rate	Rate	(Depreciation)

380,000,000	USD	1/15/2014	Barclays Bank PLC	(Pay)	0.92%	3 month LIBOR	$(2,738,643)
150,000,000	USD	1/15/2017	Barclays Bank PLC	Receive	2.19%	3 month LIBOR	5,364,203
50,000,000	USD	8/15/2022	Barclays Bank PLC	(Pay)	0.00%	3 month LIBOR	(6,885,315)

							$(4,259,755)

Premiums to (Pay) Receive							$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

CP - Counterparty
LIBOR - London Interbank Offered Rate
OTC - Over-the-Counter

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, swap contracts, forward currency contracts, and/or written options, if any (Note 4).
(b)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.	5

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $406,348,917) (Note 2)	$417,112,452
Investments in affiliated issuers, at value (cost $2,770,961) (Notes 2 and 10)	2,770,961
Receivable for investments sold	3,000,000
Receivable for Fund shares sold	283,593
Dividends and interest receivable	678,547
Receivable for open swap contracts (Note 4)	5,364,203
Receivable for expenses reimbursed by Manager (Note 5)	17,998

Total assets	429,227,754

Liabilities:
Payable for investments purchased	210
Payable for Fund shares repurchased	6,966,182
Payable to affiliate for (Note 5):
Management fee	100,914
Shareholder service fee	29,228
Trustees and Trust Officers or agents unaffiliated with the Manager	793
Payable for variation margin on open futures contracts (Note 4)	222,313
Payable for open swap contracts (Note 4)	9,623,958
Payable for reverse repurchase agreements (Note 2)	39,903,990
Written options outstanding, at value (premiums $553,750) (Note 4)	2,724,450
Accrued expenses	82,400

Total liabilities	59,654,438

Net assets	$369,573,316

6	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$373,673,501
Accumulated undistributed net investment income	5,120,010
Accumulated net realized loss	(12,532,911)
Net unrealized appreciation	3,312,716

$369,573,316

Net assets attributable to:
Class III shares	$77,992,181

Class VI shares	$291,581,135

Shares outstanding:
Class III	3,184,868

Class VI	11,904,756

Net asset value per share:
Class III	$24.49

Class VI	$24.49

See accompanying notes to the financial statements.	7

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$10,209,041
Dividends from affiliated issuers (Note 10)	6,340
Dividends	71

Total investment income	10,215,452

Expenses:
Management fee (Note 5)	857,738
Shareholder service fee – Class III (Note 5)	65,852
Shareholder service fee – Class VI (Note 5)	164,557
Custodian, fund accounting agent and transfer agent fees	46,552
Audit and tax fees	33,725
Interest expense (Note 2)	23,064
Legal fees	11,960
Trustees fees and related expenses (Note 5)	5,605
Registration fees	2,300
Miscellaneous	9,243

Total expenses	1,220,596
Fees and expenses reimbursed by Manager (Note 5)	(101,476)
Expense reductions (Note 2)	(3)

Net expenses	1,119,117

Net investment income (loss)	9,096,335

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	17,527,369
Investments in affiliated issuers	(5,355)
Realized gains distributions from affiliated issuers (Note 10)	190
Futures contracts	(51,255,166)
Written options	(77,000)
Swap contracts	9,803,000
Foreign currency, forward contracts and foreign currency related transactions	26

Net realized gain (loss)	(24,006,936)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	7,666,826
Futures contracts	28,017,038
Written options	(2,501,525)
Swap contracts	(1,255,338)

Net unrealized gain (loss)	31,927,001

Net realized and unrealized gain (loss)	7,920,065

Net increase (decrease) in net assets resulting from operations	$17,016,400

8	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,096,335	$15,120,396
Net realized gain (loss)	(24,006,936)	65,864,966
Change in net unrealized appreciation (depreciation)	31,927,001	(52,212,047)

Net increase (decrease) in net assets from operations	17,016,400	28,773,315

Distributions to shareholders from:
Net investment income
Class III	(717,664)	(800,265)
Class VI	(4,096,214)	(11,443,617)

Total distributions from net investment income	(4,813,878)	(12,243,882)

Net realized gains
Class III	(3,981,023)	(2,895,554)
Class VI	(25,781,800)	(28,083,138)

Total distributions from net realized gains	(29,762,823)	(30,978,692)

	(34,576,701)	(43,222,574)

Net share transactions (Note 9):
Class III	32,355,549	10,435,994
Class VI	(183,100,087)	(358,096,684)

Increase (decrease) in net assets resulting from net share transactions	(150,744,538)	(347,660,690)

Total increase (decrease) in net assets	(168,304,839)	(362,109,949)

Net assets:
Beginning of period	537,878,155	899,988,104

End of period (including accumulated undistributed net investment income of $5,120,010 and $837,553, respectively)	$369,573,316	$537,878,155

See accompanying notes to the financial statements.	9

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28,
	(Unaudited)		2011		2010(a)

Net asset value, beginning of period	$25.01		$26.13		$25.15

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.51		0.92
Net realized and unrealized gain (loss)	0.38		0.64		0.85

Total from investment operations	0.65		1.15		1.77

Less distributions to shareholders:
From net investment income	(0.17)		(0.50)		(0.60)
From net realized gains	(1.00)		(1.77)		(0.19)

Total distributions	(1.17)		(2.27)		(0.79)

Net asset value, end of period	$24.49		$25.01		$26.13

Total Return(b)	2.60	%**	4.51%		7.07	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,992		$48,676		$40,225
Net operating expenses to average daily net assets(c)	0.40	%(d)*	0.41	%(d)	0.40	%*
Interest expense to average daily net assets(e)	0.01	%*	0.03%		0.03	%*
Total net expenses to average daily net assets(c)	0.41	%*	0.44%		0.43	%*
Net investment income (loss) to average daily net assets	2.14	%*	1.94%		3.86	%*
Portfolio turnover rate	198	%**	315%		116	%(f)**
Fees and expenses reimbursed by the Manager to average daily net assets:(g)	0.03	%*	0.04%		0.04	%*

(a)	Period from March 27, 2009 (commencement of operations) through February 28, 2010.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

10	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class VI share outstanding throughout the period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28,
	(Unaudited)		2011		2010(a)

Net asset value, beginning of period	$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.34		0.64		0.80
Net realized and unrealized gain (loss)	0.32		0.54		1.15

Total from investment operations	0.66		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.18)		(0.53)		(0.63)
From net realized gains	(1.00)		(1.77)		(0.19)

Total distributions	(1.18)		(2.30)		(0.82)

Net asset value, end of period	$24.49		$25.01		$26.13

Total Return(b)	2.63	%**	4.60%		7.83	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,581		$489,202		$859,763
Net operating expenses to average daily net assets(c)	0.30	%(d)*	0.31	%(d)	0.31	%*
Interest expense to average daily net assets(e)	0.01	%*	0.03%		0.03	%*
Total net expenses to average daily net assets(c)	0.31	%*	0.34%		0.34	%*
Net investment income (loss) to average daily net assets	2.73	%*	2.43%		3.24	%*
Portfolio turnover rate	198	%**	315%		116	%(f)**
Fees and expenses reimbursed by the Manager to average daily net assets:(f)	0.03	%*	0.04%		0.04	%*

(a)	Period from March 18, 2009 (commencement of operations) through February 28, 2010.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Asset Allocation Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index. The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to: investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; below investment grade bonds (also known as “junk bonds”); inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

12

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjuction with the Fund’s financial statements. These financial statements are available, without charge, upon request be calling (617) 346-7646 (collect) or visiting GMO’s website at www.gmo.com.

For the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market

13

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

14

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
U.S. Government	$370,728,850	$37,101,700	$—	$407,830,550

TOTAL DEBT OBLIGATIONS	370,728,850	37,101,700	—	407,830,550

Mutual Funds	2,770,961	—	—	2,770,961
Options Purchased	—	4,418,800	—	4,418,800
Short-Term Investments	4,863,102	—	—	4,863,102

Total Investments	378,362,913	41,520,500	—	419,883,413

Derivatives *
Futures Contracts Interest Rate Risk	758,956	—	—	758,956
Swap Agreements Interest Rate Risk	—	5,364,203	—	5,364,203

Total	$379,121,869	$46,884,703	$—	$426,006,572

15

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Written Options Interest Rate Risk	$—	$(2,724,450)	$—	$(2,724,450)
Futures Contracts Interest Rate Risk	(1,779,320)	—	—	(1,779,320)
Swap Agreements Interest Rate Risk	—	(9,623,958)	—	(9,623,958)

Total	$(1,779,320)	$(12,348,408)	$—	$(14,127,728)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the

16

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. As of August 31, 2011, the Fund had received $39,900,000 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $40,753,902. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

17

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. The Fund had no inflation-indexed bonds outstanding at the end of the period.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards and future realized

18

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

losses, if any, subsequent to February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2019	$(19,383,532)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$409,088,805	$10,794,608	$—	$10,794,608

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the period ended February 28, 2010 through current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded

19

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics,

20

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers.

21

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

22

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the

23

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

24

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest-rate exposure and enhance the

25

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust interest rate exposure. Written options outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

26

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount	of Futures		Amount	of Futures
	of Contracts	Contracts	Premiums	of Contracts	Contracts	Premiums

Outstanding, beginning of period	$—	—	$—	$(600,000,000)	(500)	$(396,500)
Options written	—	—	—	(250,000,000)	—	(193,750)
Options bought back	—	—	—	—	500	36,500
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	$(850,000,000)	—	$(553,750)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

27

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

28

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (purchased options)	$4,418,800	$—	$—	$—	$—	$4,418,800
Unrealized appreciation on futures contracts*	758,956	—	—	—	—	758,956
Unrealized appreciation on swap agreements	5,364,203	—	—	—	—	5,364,203

Total	$10,541,959	$—	$—	$—	$—	$10,541,959

Liabilities:
Written options outstanding	$(2,724,450)	$—	$—	$—	$—	$(2,724,450)
Unrealized depreciation on futures contracts*	(1,779,320)	—	—	—	—	(1,779,320)
Unrealized depreciation on swap agreements	(9,623,958)	—	—	—	—	(9,623,958)

Total	$(14,127,728)	$—	$—	$—	$—	$(14,127,728)

29

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)	$1,005,350	$—	$—	$—	$—	$1,005,350
Written options	(77,000)	—	—	—	—	(77,000)
Futures contracts	(51,255,166)	—	—	—	—	(51,255,166)
Swap agreements	9,803,000	—	—	—	—	9,803,000

Total	$(40,523,816)	$—	$—	$—	$—	$(40,523,816)

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$3,543,900	$—	$—	$—	$—	$3,543,900
Written options	(2,501,525)	—	—	—	—	(2,501,525)
Futures contracts	28,017,038	—	—	—	—	28,017,038
Swap agreements	(1,255,338)	—	—	—	—	(1,255,338)

Total	$27,804,075	$—	$—	$—	$—	$27,804,075

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Futures	Swap
	contracts	agreements	Options

Average amount outstanding	$3,785,942,438	$1,851,500,000	$1,609,166,667

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on

30

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class’ shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.25% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $5,605 and $2,252, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

31

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

For the period ended August 31, 2011, cost of purchases and proceeds from sales of securities, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$1,200,446,797	$1,397,414,896
Investments (non-U.S. Government securities)	149,907,530	157,976,700

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 77.82% of the shares outstanding of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. Two of these shareholders are other funds of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, none of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 99.98% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

32

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	2,186,148	$55,396,133	923,852	$24,389,447
Shares issued to shareholders in reinvestment of distributions	189,816	4,675,525	147,963	3,695,819
Shares repurchased	(1,137,507)	(27,716,109)	(664,641)	(17,649,272)

Net increase (decrease)	1,238,457	$32,355,549	407,174	$10,435,994

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	29,665,984	$734,850,908	18,322,364	$473,280,812
Shares issued to shareholders in reinvestment of distributions	1,174,715	28,940,469	1,483,358	37,317,130
Shares repurchased	(38,496,439)	(946,891,464)	(33,152,339)	(868,694,626)

Net increase (decrease)	(7,655,740)	$(183,100,087)	(13,346,617)	$(358,096,684)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$9,857,886	$149,031,530	$156,113,100	$6,340	$190	$2,770,961

Totals	$9,857,886	$149,031,530	$156,113,100	$6,340	$190	$2,770,961

11.	Subsequent events

Subsequent to August 31, 2011, the Fund received redemption requests in the amount of $231,827,582.

33

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the Fund’s purpose is to complement broader asset allocation strategies being implemented by the Manager in other asset allocation funds or accounts and noted that the Fund is not separately available. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the

34

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal

35

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

36

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: the following information is in relation to the expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

37

GMO Asset Allocation Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.41%	$1,000.00	$1,026.00	$2.09
2) Hypothetical	0.41%	$1,000.00	$1,023.08	$2.08

Class VI

1) Actual	0.31%	$1,000.00	$1,026.30	$1.58
2) Hypothetical	0.31%	$1,000.00	$1,023.58	$1.58

*	Expenses are calculated using each Class’s annualized net expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

38

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	61.7%
Debt Obligations	19.7
Short-Term Investments	16.3
Preferred Stocks	1.5
Swap Agreements	0.3
Options Purchased	0.3
Loan Participations	0.2
Investment Funds	0.1
Loan Assignments	0.1
Futures Contracts	0.0 ∧
Rights/Warrants	0.0 ∧
Promissory Notes	0.0 ∧
Forward Currency Contracts	(0.1)
Written Options	(0.1)
Reverse Repurchase Agreements	(1.2)
Other	1.2

100.0%

Country / Region Summary**	% of Investments
United States	47.6%
Emerging***	17.4
Japan	10.4
Australia	9.6
United Kingdom	4.7
France	2.2
Germany	1.4
New Zealand	1.4
Netherlands	0.9
Switzerland	0.9
Italy	0.7
Canada	0.4
Hong Kong	0.4
Singapore	0.4
Spain	0.4
Belgium	0.3
Sweden	0.3
Denmark	0.2
Austria	0.1

1

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country / Region Summary**	% of Investments
Finland	0.1%
Greece	0.1
Ireland	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.
∧	Rounds to 0.0%

2

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.7%

	Affiliated Issuers — 99.7%
5,345,847	GMO Alpha Only Fund, Class IV	132,309,712
137,744	GMO Alternative Asset Opportunity Fund	4,385,783
878,374	GMO Asset Allocation Bond Fund, Class VI	21,511,391
2,834,797	GMO Currency Hedged International Equity Fund, Class III	59,445,703
1,168,981	GMO Emerging Country Debt Fund, Class IV	11,339,113
4,728,113	GMO Emerging Markets Fund, Class VI	60,803,533
1,653,820	GMO Flexible Equities Fund, Class VI	29,636,461
7,372,738	GMO Quality Fund, Class VI	154,606,311
954,522	GMO Special Situations Fund, Class VI	25,686,189
5,018,596	GMO Strategic Fixed Income Fund, Class VI	83,459,257
173,215	GMO World Opportunity Overlay Fund	3,968,358

	TOTAL MUTUAL FUNDS (COST $631,569,130)	587,151,811

	DEBT OBLIGATIONS — 0.3%

	Asset-Backed Securities — 0.3%
	CMBS Collateralized Debt Obligations — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.10%, due 11/23/52	15,994

	Insured Other — 0.0%
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	175,000

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
56,952	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.77%, due 08/15/30	35,529

	Residential Asset-Backed Securities (United States)◆ — 0.3%
513,926	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	152,250
1,192,537	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.37%, due 10/25/36	673,784
114,775	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.52%, due 04/25/34	87,229

See accompanying notes to the financial statements.	3

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States)◆ — continued
132,048	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.32%, due 08/25/36	51,664
485,459	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.37%, due 03/25/36	223,311
160,133	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.34%, due 02/25/37	75,262
397,172	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 04/25/37	343,554

	Total Residential Asset-Backed Securities (United States)	1,607,054

	Total Asset-Backed Securities	1,833,577

	U.S. Government Agency — 0.0%
25,225	Agency for International Development Floater (Support of C.A.B.E.I.), 6 mo. U.S. Treasury Bill + .40%, 0.44%, due 10/01/12 (a)	25,059
35,247	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.05%, due 10/01/11 (a)	35,200
33,334	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.05%, due 01/01/12 (a)	33,160

	Total U.S. Government Agency	93,419

	TOTAL DEBT OBLIGATIONS (COST $2,634,295)	1,926,996

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
23,573	State Street Institutional U.S. Government Money Market Fund-Institutional Class, 0.00% (b)	23,573

	TOTAL SHORT-TERM INVESTMENTS (COST $23,573)	23,573

	TOTAL INVESTMENTS — 100.0% (Cost $634,226,998)	589,102,380
	Other Assets and Liabilities (net) — (0.0%)	(135,419)

	TOTAL NET ASSETS — 100.0%	$588,966,961

4	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
C.A.B.E.I. - Central American Bank for Economic Integration
CDO - Collateralized Debt Obligation
CMBS - Commercial Mortgage Backed Security
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

◆	These securities are primarily backed by subprime mortgages.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	5

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,657,868) (Note 2)	$1,950,569
Investments in affiliated issuers, at value (cost $631,569,130) (Notes 2 and 10)	587,151,811
Receivable for investments sold	50,821
Receivable for Fund shares sold	2,334,129
Interest receivable	754
Receivable for expenses reimbursed by Manager (Note 5)	21,793
Miscellaneous receivable	46

Total assets	591,509,923

Liabilities:
Payable for Fund shares repurchased	2,384,996
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	945
Accrued expenses	157,021

Total liabilities	2,542,962

Net assets	$588,966,961

Net assets consist of:
Paid-in capital	$623,963,387
Distributions in excess of net investment income	(10,181,304)
Accumulated net realized gain	20,309,496
Net unrealized depreciation	(45,124,618)

$588,966,961

Net assets attributable to:
Class III shares	$588,966,961

Shares outstanding:
Class III	25,705,093

Net asset value per share:
Class III	$22.91

6	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$9,701,998
Interest	706,863
Dividends from unaffiliated issuers	7

Total investment income	10,408,868

Expenses:
Legal fees	56,856
Audit and tax fees	32,568
Trustees fees and related expenses (Note 5)	30,051
Custodian, fund accounting agent and transfer agent fees	26,128
Registration fees	24,909
Trust Officers or agents unaffiliated with the Manager (Note 5)	10,254
Miscellaneous	13,616

Total expenses	194,382
Fees and expenses reimbursed by Manager (Note 5)	(154,077)
Expense reductions (Note 2)	(719)

Net expenses	39,586

Net investment income (loss)	10,369,282

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,517,119
Investments in affiliated issuers	176,986,658
Realized gains distributions from affiliated issuers (Note 10)	37,414,553

Net realized gain (loss)	216,918,330

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,577,325)
Investments in affiliated issuers	(168,340,161)

Net unrealized gain (loss)	(171,917,486)

Net realized and unrealized gain (loss)	45,000,844

Net increase (decrease) in net assets resulting from operations	$55,370,126

See accompanying notes to the financial statements.	7

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,369,282	$33,385,813
Net realized gain (loss)	216,918,330	(21,339,274)
Change in net unrealized appreciation (depreciation)	(171,917,486)	151,446,348

Net increase (decrease) in net assets from operations	55,370,126	163,492,887

Distributions to shareholders from:
Net investment income
Class III	(24,004,953)	(41,863,110)

Net share transactions (Note 9):
Class III	(2,613,078,575)	1,314,856,688
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	107,106	914,185

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(2,612,971,469)	1,315,770,873

Total increase (decrease) in net assets	(2,581,606,296)	1,437,400,650

Net assets:
Beginning of period	3,170,573,257	1,733,172,607

End of period (including distributions in excess of net investment income of $10,181,304 and accumulated undistributed net investment income of $3,454,367, respectively)	$588,966,961	$3,170,573,257

8	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$22.72		$21.49		$17.51		$25.30		$26.92		$27.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.36		0.64		3.21		1.19		0.80
Net realized and unrealized gain (loss)	0.27		1.28		4.11		(6.72)		1.18		1.63

Total from investment operations	0.36		1.64		4.75		(3.51)		2.37		2.43

Less distributions to shareholders:
From net investment income	(0.17)		(0.41)		(0.75)		(3.71)		(1.12)		(1.16)
From net realized gains	—		—		(0.02)		(0.57)		(2.87)		(2.11)

Total distributions	(0.17)		(0.41)		(0.77)		(4.28)		(3.99)		(3.27)

Net asset value, end of period	$22.91		$22.72		$21.49		$17.51		$25.30		$26.92

Total Return(b)	1.59	%**	7.69%		27.18%		(15.11)%		8.60%		9.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$588,967		$3,170,573		$1,733,173		$1,436,951		$1,610,066		$1,296,396
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)	0.80	%*	1.63%		3.14%		14.05%		4.30%		2.94%
Portfolio turnover rate	17	%**	19%		24%		40%		57%		45%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	%(f)	$0.01		$0.01		$0.00	(f)	$0.00	(f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	9

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Benchmark-Free Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (e.g., the Fund seeks positive return, not “relative” return). The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying funds that primarily invest in a single asset class (e.g., GMO Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying fund.

10

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or on GMO.com. As of August 31, 2011, shares of GMO Alternative Asset Opportunity Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the Fund and the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.7% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of

11

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund either directly or through investments in the underlying funds that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	34.2%

Futures Contracts	(0.2)

Swap Agreements	0.7

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 1.1% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements.

12

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR rate.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$587,151,811	$—	$—	$587,151,811
Debt Obligations
Asset-Backed Securities	—	175,000	1,658,577	1,833,577
U.S. Government Agency	—	—	93,419	93,419

TOTAL DEBT OBLIGATIONS	—	175,000	1,751,996	1,926,996

Short-Term Investments	23,573	—	—	23,573

Total Investments	587,175,384	175,000	1,751,996	589,102,380

Total	$587,175,384	$175,000	$1,751,996	$589,102,380

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 6.1% and (0.1)% of total net assets, respectively.

13

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments still
	as of			Accrued	Total	Unrealized	Transfers	Transfers	as of	Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Debt Obligations
Asset-Backed Securities	$21,992,549	$—	$(19,711,808)	$100,963	$1,489,740	$(2,212,867)	$—	$—	$1,658,577	$388,066
U.S. Government Agency	167,552	—	(74,697)	(335)	368	531	—	—	93,419	531

Total Debt Obligations	22,160,101	—	(19,786,505)	100,628	1,490,108	(2,212,336)	—	—	1,751,996	388,597

Total	$22,160,101	$—	$(19,786,505)	$100,628	$1,490,108	$(2,212,336)	$—	$—	$1,751,996	$388,597

*	The fund accounts for investments transferred into Level 3 at the value at the beginning of the period and transfers out of Level 3 at the value at the end of the period.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and

14

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any, subsequent to February 28, 2011 could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2018	$(111,308,319)
February 28, 2019	(10,499,416)

Total	$(121,807,735)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership Activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$660,104,931	$2,679,809	$(73,682,360)	$(71,002,551)

For the period ended August 31, 2011, the Fund had net realized gains attributed to redemption in-kind transactions of $152,840,355.

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way

15

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.09% of the amount invested or redeemed.

Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as

16

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

17

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding

18

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

19

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also

20

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

21

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $30,051 and $10,254, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.429%	0.074%	0.003%	0.506%

22

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 were as follows:

	Purchases	Sales

U.S. Government securities	$—	$74,697
Investments (non-U.S. Government securities)	562,666,158	426,919,409

Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2011 were $2,725,183,510.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 25.58% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 6.31% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 84.92% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

23

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	9,237,047	$211,006,908	59,229,938	$1,321,541,427
Shares issued to shareholders in reinvestment of distributions	1,012,211	23,233,585	1,774,179	39,532,172
Shares repurchased	(124,118,981)	(2,847,319,068)	(2,092,173)	(46,216,911)
Purchase premiums	—	3,366	—	906,386
Redemption fees	—	103,740	—	7,799

Net increase (decrease)	(113,869,723)	$(2,612,971,469)	58,911,944	$1,315,770,873

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Alpha Only Fund, Class IV	$599,996,684	$186,813,371	$680,811,716	$—	$—	$132,309,712
GMO Alternative Asset Opportunity Fund	24,921,958	—	19,873,053	—	—	4,385,783
GMO Asset Allocation Bond Fund, Class VI	244,450,911	70,233,544	287,452,367	902,697	11,911,427	21,511,391
GMO Currency Hedged International Equity Fund, Class III	363,301,368	43,268,223	328,054,098	—	1,635,149	59,445,703
GMO Emerging Country Debt Fund, Class IV	54,942,811	4,115,645	50,921,505	565,954	—	11,339,113
GMO Emerging Markets Fund, Class VI	340,226,922	54,384,899	312,663,814	—	23,867,977	60,803,533
GMO Flexible Equities Fund, Class VI	72,002,968	84,742,023	125,739,638	—	—	29,636,461
GMO Quality Fund, Class VI	851,695,924	79,143,435	786,280,048	8,233,347	—	154,606,311

24

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Special Situations Fund, Class VI	$148,674,177	$9,442,288	$128,597,086	$—	$—	$25,686,189
GMO Strategic Fixed Income Fund, Class VI	417,114,334	30,522,730	385,007,267	—	—	83,459,257
GMO World Opportunity Overlay Fund	22,044,262	—	18,133,125	—	—	3,968,358

Totals	$3,139,372,319	$562,666,158	$3,123,533,717	$9,701,998	$37,414,553	$587,151,811

11.	Subsequent events

On October 12, 2011, the Fund mailed a proxy statement to its shareholders seeking the approval of a new management contract. Under that new management contract, the Fund would pay GMO a management fee of 0.65%.

Subsequent to August 31, 2011, the Fund received redemption requests in the amount of $418,286,949.

25

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

1.	Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund.

In determining to approve the renewal of the management agreement of the Fund (the “Current Management Contract”) for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Current Management Contract. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Current Management Contract. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Current Management Contract. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees considered that the Fund seeks a positive total return and does not seek to outperform a particular securities market index or blend of market indices. The Trustees also considered the Fund’s investment performance as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, and information prepared by the third-party data services, various other statistical measures of the Fund’s performance, and factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the Fund and gave correspondingly less weight to that information. The

26

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Current Management Contract or the Fund’s shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the Current Management Contract. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the Current Management

27

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Contract was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Current Management Contract.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Current Management Contract for an additional twelve-month period commencing June 30, 2011.

2.	Approval of new amended and restated management agreement for GMO Benchmark-Free Allocation Fund.

At a meeting of the Trust’s Board of Trustees held on June 3, 2011, the Trust’s Independent Trustees considered the terms of a proposed new amended and restated management agreement between the Trust, on behalf of the Fund, and the Manager, with respect to the Fund that will implement a new management fee for the Fund (the “New Management Contract”) and determined to recommend its approval to the full Board of Trustees. At a meeting held on June 14, 2011, the Board of Trustees, including all of the Independent Trustees, approved the New Management Contract and resolved to recommend approval of the New Management Contract by the Fund’s shareholders.

In connection with its consideration of the New Management Contract, the Independent Trustees met privately with its independent legal counsel and independent compliance consultant. In addition to the information the Board of Trustees took into account in connection with its approval of the Current Management Contract on May 31, 2011 described above, the Board of Trustees also considered the following factors, among others: (i) that the Manager is not currently being paid by the Fund for what the Trustees believe to be valuable asset allocation services; (ii) under the New Management Contract, the Manager’s management fee would be reduced or waived by an amount equal to the net management fees that are paid to the Manager and indirectly borne by the Fund as a result of the Fund’s investment in other funds of the Trust (after any waivers/reimbursements by the Manager to those other funds); (iii) the Fund’s management fee under the New Management Contract compares favorably with the fees paid by the Manager’s institutional accounts for the Manager’s real return strategies; (iv) the Fund’s current estimated total expenses under the New Management Contract would remain below the median of leading competitors identified by the Manager; and (v) the total direct and indirect fees paid by the Fund to the

28

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager for management services under the New Management Contract will be at least 0.65% of the Fund’s average daily net assets per annum and could be higher depending on the allocation of the Fund’s assets among other funds of the Trust.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the New Management Contract.

Following their review, on June 14, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the New Management Contract for an initial period ending on the second anniversary of the agreement’s execution.

29

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.51%	$1,000.00	$1,015.90	$2.58
2) Hypothetical	0.51%	$1,000.00	$1,022.57	$2.59

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

31

GMO Benchmark-Free Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Benchmark-Free Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	61.7%
Debt Obligations	19.5
Short-Term Investments	16.5
Preferred Stocks	1.5
Swap Agreements	0.3
Options Purchased	0.3
Loan Participations	0.1
Investment Funds	0.2
Loan Assignments	0.1
Futures Contracts	0.0 ∧
Rights/Warrants	0.0 ∧
Promissory Notes	0.0 ∧
Forward Currency Contracts	(0.1)
Written Options	(0.1)
Reverse Repurchase Agreements	(1.2)
Other	1.2

100.0%

Country / Region Summary**	% of Investments
United States	47.4%
Emerging***	17.5
Japan	10.4
Australia	9.7
United Kingdom	4.7
France	2.2
Germany	1.4
New Zealand	1.4
Netherlands	0.9
Switzerland	0.9
Italy	0.7
Canada	0.4
Hong Kong	0.4
Singapore	0.4
Spain	0.4
Belgium	0.3
Sweden	0.3
Denmark	0.2
Austria	0.1

1

GMO Benchmark-Free Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country / Region Summary**	% of Investments
Finland	0.1%
Greece	0.1
Ireland	0.1

100.0%

∧	Rounds to 0.0%
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.

2

GMO Benchmark-Free Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
25,148,509	GMO Alpha Only Fund, Class IV	622,425,608
627,907	GMO Alternative Asset Opportunity Fund	19,992,562
4,198,543	GMO Asset Allocation Bond Fund, Class VI	102,822,307
13,159,844	GMO Currency Hedged International Equity Fund, Class III	275,961,932
5,357,780	GMO Emerging Country Debt Fund, Class IV	51,970,465
22,315,771	GMO Emerging Markets Fund, Class VI	286,980,821
7,718,501	GMO Flexible Equities Fund, Class VI	138,315,545
34,599,161	GMO Quality Fund, Class VI	725,544,408
4,607,020	GMO Special Situations Fund, Class VI	123,974,921
23,657,940	GMO Strategic Fixed Income Fund, Class VI	393,431,549
798,754	GMO World Opportunity Overlay Fund	18,299,457

	TOTAL MUTUAL FUNDS (COST $2,762,513,884)	2,759,719,575

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
38,459	State Street Eurodollar Time Deposit, 0.01%, due 09/01/11	38,459

	TOTAL SHORT-TERM INVESTMENTS (COST $38,459)	38,459

	TOTAL INVESTMENTS — 100.0% (Cost $2,762,552,343)	2,759,758,034
	Other Assets and Liabilities (net) — (0.0%)	(18,241)

	TOTAL NET ASSETS — 100.0%	$2,759,739,793

See accompanying notes to the financial statements.	3

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $38,459) (Note 2)	$38,459
Investments in affiliated issuers, at value (cost $2,762,513,884) (Notes 2 and 10)	2,759,719,575
Receivable for Fund shares sold	7,634,602
Receivable for expenses reimbursed by Manager (Note 5)	23,459
Miscellaneous receivable	6,802

Total assets	2,767,422,897

Liabilities:
Payable for investments purchased	7,557,211
Payable for Fund shares repurchased	84,086
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	1,759
Accrued expenses	40,048

Total liabilities	7,683,104

Net assets	$2,759,739,793

Net assets consist of:
Paid-in capital	$2,759,343,195
Accumulated undistributed net investment income	2,774,417
Accumulated net realized gain	416,490
Net unrealized depreciation	(2,794,309)

$2,759,739,793

Net assets attributable to:
Class III shares	$2,759,739,793

Shares outstanding:
Class III	137,270,565

Net asset value per share:
Class III	$20.10

4	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Statement of Operations — Period from June 15, 2011 (commencement of operations) through
August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$2,779,306

Total investment income	2,779,306

Expenses:
Audit and tax fees	19,327
Custodian, fund accounting agent and transfer agent fees	11,319
Legal fees	7,931
Trustees fees and related expenses (Note 5)	3,080
Registration fees	693
Miscellaneous	11,390

Total expenses	53,740
Fees and expenses reimbursed by Manager (Note 5)	(48,851)

Net expenses	4,889

Net investment income (loss)	2,774,417

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	416,490

Net realized gain (loss)	416,490

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(2,794,309)

Net realized and unrealized gain (loss)	(2,377,819)

Net increase (decrease) in net assets resulting from operations	$396,598

See accompanying notes to the financial statements.	5

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from
June 15, 2011
(commencement
of operations)
through
August 31, 2011
(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,774,417
Net realized gain (loss)	416,490
Change in net unrealized appreciation (depreciation)	(2,794,309)

Net increase (decrease) in net assets from operations	396,598

Net share transactions (Note 9):
Class III	2,759,320,763
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	22,432

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	2,759,343,195

Total increase (decrease) in net assets	2,759,739,793

Net assets:
Beginning of period	—

End of period (including accumulated undistributed net investment income of $2,774,417)	$2,759,739,793

6	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from
	June 15, 2011
	(commencement
	of operations)
	through
	August 31, 2011
	(Unaudited)

Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03
Net realized and unrealized gain (loss)	0.07	(b)

Total from investment operations	0.10

Net asset value, end of period	$20.10

Total Return(c)	0.50	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,759,740
Net expenses to average daily net assets(d)(e)	0.00	%*
Net investment income (loss) to average daily net assets(a)	0.73	%*
Portfolio turnover rate	11	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain(loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

Benchmark-Free Fund (the “Fund”) commenced operations on June 15, 2011.

GMO Benchmark-Free Fund is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (e.g., the Fund seeks positive return, not “relative” return). The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (GMO Funds in which the Fund invests are collectively referred to as, the “underlying funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying fund.

The Fund also may invest in unaffiliated money market funds and GMO U.S. Treasury Fund.

8

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Currently, shares of the Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2011, shares of GMO Alternative Asset Opportunity Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.7% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of

9

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund, either directly or through investments in the underlying funds, that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	34.2%

Futures Contracts	(0.2)%

Swap Agreements	0.7%

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented less than 1.1% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements.

10

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$2,759,719,575	$—	$—	$2,759,719,575
Short-Term Investments	38,459	—	—	38,459

Total Investments	2,759,758,034	—	—	2,759,758,034

Total	$2,759,758,034	$—	$—	$2,759,758,034

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 5.8% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at August 31, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all

11

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

Capital losses realized in the future, if any, could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$2,762,651,020	$27,087,008	$(29,979,994)	$(2,892,986)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at

12

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the period ended August 31, 2011.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.09% of the amount invested or redeemed.

Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

13

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those

14

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

15

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

16

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness

17

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and

18

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $3,080 and $1,809, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.435%	0.075%	0.003%	0.513%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $2,946,538,388 and $184,440,994, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

19

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

8.	Principal shareholders and related parties

As of August 31, 2011, 21.13% of the outstanding shares of the Fund were held by two shareholders. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, none of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from
	June 15, 2011
	(commencement of
	operations) through
	August 31, 2011
	(Unaudited)
Class III:	Shares	Amount

Shares sold	137,274,748	$2,759,404,849
Shares repurchased	(4,183)	(84,086)
Purchase premiums	—	22,432

Net increase (decrease)	137,270,565	$2,759,343,195

20

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Alpha Only Fund, Class IV	$—	$660,088,867	$50,168,287	$—	$—	$622,425,608
GMO Alternative Asset Opportunity Fund	—	19,873,053	—	—	—	19,992,562
GMO Asset Allocation Bond Fund, Class VI	—	238,707,686	134,247,707	1,202,998	—	102,822,307
GMO Currency Hedged International Equity Fund, Class III	—	288,162,295	—	—	—	275,961,932
GMO Emerging Country Debt Fund, Class IV	—	51,325,960	—	217,065	—	51,970,465
GMO Emerging Markets Fund, Class VI	—	299,398,796	—	—	—	286,980,821
GMO Flexible Equities Fund, Class VI	—	142,547,699	—	—	—	138,315,545
GMO Quality Equity Fund, Class VI	—	725,346,727	25,000	1,359,243	—	725,544,408
GMO Special Situations Fund, Class VI	—	124,390,899	—	—	—	123,974,921
GMO Strategic Fixed Income Fund, Class VI	—	378,563,281	—	—	—	393,431,549
GMO World Opportunity Overlay Fund	—	18,133,125	—	—	—	18,299,457

Totals	$—	$2,946,538,388	$184,440,994	$2,779,306	$—	$2,759,719,575

21

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At a meeting on April 27, 2011, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager.

At meetings throughout the year, the Trustees had considered information relevant to approval of the Fund’s management agreement, including information provided at meetings with the Manager’s investment advisory personnel (including members of the Manager’s Asset Allocation Division, the investment division that would be responsible for day-to-day management of the Fund) with respect to other series of the Trust (collectively, the “funds”). In addition to that information the Trustees considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who would be providing services under the Fund’s management agreement and information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention to be devoted by the Manager’s senior management to the Fund. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the qualifications and experience of the Asset Allocation Division personnel, the support those personnel received from the Manager, the investment techniques that would be used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other asset allocation funds of the Trust and so-called “fallout benefits” to the Manager and also possible reputational value to be derived from serving as investment manager to the Fund. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee to be charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and the extent and quality of the resources, including human resources, to be brought

22

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also considered the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also took into account information concerning the Manager’s practices with respect to the execution of portfolio transactions that they received over the course of the year. Finally, the Trustees considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund’s management agreement.

Following their review, on April 27, 2011, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

23

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

GMO Benchmark-Free Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.51%	$1,000.00	$1,005.00	$1.08(a )
2) Hypothetical	0.51%	$1,000.00	$1,022.57	$2.59(b )

(a)	For the period June 15, 2011 (commencement of operations) through August 31, 2011. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2011, multiplied by the average account value over the period, multiplied by 77 days in the period, divided by 366 days in the year.
(b)	For the period March 1, 2011 through August 31, 2011. Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

25

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	87.1%
Short-Term Investments	24.1
Options Purchased	0.4
Loan Participations	0.2
Loan Assignments	0.1
Rights/Warrants	0.0	∧
Futures Contracts	0.0	∧
Promissory Notes	0.0	∧
Forward Currency Contracts	0.0	∧
Written Options	(0.0	)∧
Reverse Repurchase Agreements	(1.5)
Swap Agreements	(1.7)
Other	(8.7)

	100.0%

Country / Region Summary**	% of Investments
United States	111.0%
Euro Region***	13.8
Emerging****	3.5
Canada	1.6
Japan	0.3
Australia	0.2
New Zealand	0.0 ∧
Norway	0.0 ∧
Switzerland	(6.3)
Sweden	(10.4)
United Kingdom	(13.7)

100.0%

∧	Rounds to 0.0%.
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (directly and indirectly). Duration is based on the Manager’s models. The greater the duration of a bond,

1

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using a reference security and applying the same methodology to that security
***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
****	The “Emerging” exposure is comprised of: Brazil, Chile, China, Congo, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand and Turkey.

2

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 45.3%

		Albania — 2.9%
		Foreign Government Obligations — 2.9%
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	6,854,989

		Australia — 0.2%
		Asset-Backed Securities — 0.2%
USD	181,534	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.31%, due 04/19/38	175,469
USD	255,453	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.35%, due 05/10/36	247,280

		Total Australia	422,749

		United Kingdom — 0.3%
		Asset-Backed Securities — 0.3%
USD	516,149	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 01/13/39	474,856
USD	31,368	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.29%, due 12/20/54	29,518
USD	300,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.33%, due 10/15/33	298,470

		Total United Kingdom	802,844

		United States — 41.9%
		Asset-Backed Securities — 2.9%
USD	294,667	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.42%, due 05/25/37	14,733
USD	130,122	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.25%, due 10/06/13	129,771
USD	1,027,852	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	304,501
USD	868,120	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	257,995
USD	103,272	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.33%, due 09/25/36	32,273
USD	140,472	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	98,330

See accompanying notes to the financial statements.	3

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	43,637	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.61%, due 02/18/14	43,659
USD	500,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.46%, due 09/15/17	501,135
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.50%, due 01/25/24	299,475
USD	455,520	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.60%, due 06/28/19	419,078
USD	232,945	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.06%, due 11/10/14	233,991
USD	644,503	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 04/25/36	397,980
USD	96,290	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 08/25/36	31,294
USD	384,420	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.41%, due 05/25/36	231,433
USD	791,599	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	708,481
USD	800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .57%, 1.32%, due 03/06/20	788,000
USD	161,820	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.37%, due 03/25/36	74,437
USD	700,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	217,000
USD	500,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.45%, due 02/25/37	132,500
USD	80,696	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.36%, due 08/25/23	79,566
USD	32,040	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.33%, due 04/25/37	31,761
USD	62,159	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.51%, due 12/25/32	19,269
USD	110,854	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.41%, due 11/25/35	95,933
USD	287,479	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 05/20/18	282,883
USD	168,993	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.28%, due 09/15/22	168,148

4	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	43,041	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.51%, due 11/25/35	34,003
USD	348,517	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.41%, due 07/14/14	350,884
USD	659,525	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.36%, due 03/20/14	662,539
USD	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	396,312

			7,037,364

		Corporate Debt — 0.5%
USD	350,000	CIT Group, Inc., 144A, 7.00%, due 05/02/16	345,625
USD	210,000	CIT Group, Inc., 144A, 7.00%, due 05/04/15	207,375
USD	490,000	CIT Group, Inc., 144A, 7.00%, due 05/02/17	480,200
USD	117,337	CIT Group, Inc., 7.00%, due 05/01/14	118,065

			1,151,265

		U.S. Government — 29.8%
USD	18,799,560	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (b) (c)	19,077,154
USD	30,000,000	U.S. Treasury Note, 2.50%, due 03/31/15 (c)	32,137,500
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (d)	10,052,319
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (d)	9,991,629

			71,258,602

		U.S. Government Agency — 8.7%
USD	20,000,000	Federal National Mortage Assoc.,TBA, 4.00%, due 10/01/40	20,668,750

		Total United States	100,115,981

		TOTAL DEBT OBLIGATIONS (COST $105,102,998)	108,196,563

See accompanying notes to the financial statements.	5

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		MUTUAL FUNDS — 63.2%

		United States — 63.2%
		Affiliated Issuers
	746,827	GMO Emerging Country Debt Fund, Class IV	7,244,221
	7,417,054	GMO Short-Duration Collateral Fund	53,328,619
	93,858	GMO Special Purpose Holding Fund (e)	40,359
	1,669,718	GMO U.S. Treasury Fund	41,759,650
	2,119,934	GMO World Opportunity Overlay Fund	48,567,698

		Total United States	150,940,547

		TOTAL MUTUAL FUNDS (COST $156,736,596)	150,940,547

		SHORT-TERM INVESTMENTS — 0.7%

		Money Market Funds — 0.2%
	394,713	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (f)	394,713

		U.S. Government — 0.5%
USD	200,000	U.S. Treasury Bill, 0.07%, due 05/31/12 (c) (g)	199,898
USD	1,100,000	U.S. Treasury Bill, 0.08%, due 06/28/12 (c) (g)	1,099,247

		Total U.S. Government (COST $1,298,177)	1,299,145

		TOTAL SHORT-TERM INVESTMENTS (COST $1,692,890)	1,693,858

		TOTAL INVESTMENTS — 109.2% (Cost $263,532,484)	260,830,968
		Other Assets and Liabilities (net) — (9.2%)	(21,992,636)

		TOTAL NET ASSETS — 100.0%	$238,838,332

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
9/27/11	Citibank N.A.	AUD	1,700,000	$1,811,433	$(51,410)
9/27/11	Credit Suisse International	AUD	800,000	852,439	16,463
9/27/11	Deutsche Bank AG	AUD	8,000,000	8,524,392	(52,052)
10/04/11	Credit Suisse International	CAD	1,400,000	1,428,495	16,892
10/04/11	Deutsche Bank AG	CAD	2,500,000	2,550,884	(7,412)
9/06/11	Citibank N.A.	CHF	2,000,000	2,482,110	(115,124)
9/06/11	Credit Suisse International	CHF	500,000	620,527	(7,377)
9/06/11	Deutsche Bank AG	CHF	2,800,000	3,474,954	7,453
9/06/11	Goldman Sachs International	CHF	600,000	744,633	(2,491)
9/13/11	Deutsche Bank AG	EUR	6,100,000	8,761,443	35,393
10/11/11	Citibank N.A.	GBP	600,000	973,558	(19,436)
10/11/11	Credit Suisse International	GBP	1,100,000	1,784,856	(30,038)
10/11/11	Deutsche Bank AG	GBP	2,400,000	3,894,231	(34,809)
10/11/11	Royal Bank of Scotland PLC	GBP	1,600,000	2,596,154	(23,547)
9/20/11	Citibank N.A.	JPY	30,000,000	391,852	12,466
9/20/11	Deutsche Bank AG	JPY	320,000,000	4,179,759	130,100
9/20/11	Royal Bank of Scotland PLC	JPY	80,000,000	1,044,940	1,519
10/25/11	Deutsche Bank AG	NZD	14,400,000	12,220,910	370,718

				$58,337,570	$247,308

Sales #
9/27/11	Citibank N.A.	AUD	1,700,000	$1,811,433	$(64,836)
9/27/11	Credit Suisse International	AUD	1,200,000	1,278,659	(31,571)
9/27/11	Deutsche Bank AG	AUD	900,000	958,994	(53,126)
10/04/11	Citibank N.A.	CAD	4,200,000	4,285,485	20,837
10/04/11	Credit Suisse International	CAD	3,900,000	3,979,379	(35,357)
10/04/11	Deutsche Bank AG	CAD	2,700,000	2,754,955	90,325
10/04/11	Royal Bank of Scotland PLC	CAD	3,900,000	3,979,379	(3,156)
9/06/11	Credit Suisse International	CHF	1,200,000	1,489,266	32,463
9/06/11	Deutsche Bank AG	CHF	6,400,000	7,942,751	(280,833)
9/06/11	Royal Bank of Scotland PLC	CHF	500,000	620,528	58,050
9/13/11	Citibank N.A.	EUR	900,000	1,292,672	(28,802)
9/13/11	Credit Suisse International	EUR	1,100,000	1,579,932	(14,943)

See accompanying notes to the financial statements.	7

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

9/13/11	Deutsche Bank AG	EUR	1,200,000	$1,723,563	$1,176
9/13/11	Goldman Sachs International	EUR	900,000	1,292,672	(5,591)
9/13/11	Royal Bank of Scotland PLC	EUR	1,900,000	2,728,974	(22,060)
10/11/11	Deutsche Bank AG	GBP	3,100,000	5,030,048	22,952
9/20/11	Citibank N.A.	JPY	60,000,000	783,705	(15,011)
9/20/11	Deutsche Bank AG	JPY	170,000,000	2,220,497	(2,667)
9/20/11	Royal Bank of Scotland PLC	JPY	90,000,000	1,175,557	(10,855)
10/25/11	Credit Suisse International	NZD	1,400,000	1,188,144	(31,772)

				$48,116,593	$(374,777)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

						Net Unrealized
Settlement		Deliver/Units		Receive/In		Appreciation
Date	Counterparty	of Currency		Exchange For		(Depreciation)

10/18/11	Deutsche Bank AG	EUR	7,300,000	NOK	57,413,400	$194,674
	Goldman Sachs
10/18/11	International	EUR	400,000	NOK	3,157,256	12,771
	Credit Suisse
10/18/11	International	NOK	6,305,040	EUR	800,000	(23,781)
	Goldman Sachs
10/18/11	International	NOK	7,084,125	EUR	900,000	(25,072)
	Credit Suisse
11/01/11	International	EUR	500,000	SEK	4,567,000	83
11/01/11	Deutsche Bank AG	EUR	600,000	SEK	5,482,260	391

						$159,066

8	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
8	Australian Government Bond 10 Yr.	September 2011	$968,553	$7,441
24	Canadian Government Bond 10 Yr.	December 2011	3,178,647	(23,610)
119	Euro Bund	September 2011	23,054,996	221,737
147	U.S. Treasury Note 10 Yr. (CBT)	September 2011	19,114,594	(98,409)

			$46,316,790	$107,159

Sales
13	U.S. Treasury Bond 30 Yr. (CBT)	September 2011	$1,785,062	$19,961
243	U.S. Treasury Note 2 Yr. (CBT)	September 2011	53,589,094	(136,541)
65	U.S. Treasury Note 5 Yr. (CBT)	September 2011	8,027,500	(46,487)
167	UK Gilt Long Bond	December 2011	34,389,455	222,402

			$97,791,111	$59,335

Swap Agreements

Credit Default Swaps

Maximum
Potential
Amount of
Future
Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread(1)	Entity	Contract(2)		(Depreciation)

2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	3.93%	SLM Corp.	2,000,000	USD	$(159,254)

Premiums to (Pay) Receive										$—

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See accompanying notes to the financial statements.	9

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive			Appreciation/
Amount		Date	Counterparty	(Pay)#	Fixed Rate	Variable Rate	(Depreciation)

13,500,000	CHF	9/21/2016	Barclays Bank PLC	Receive	1.90%	6 Month CHF LIBOR	$736,855
6,900,000	CHF	9/21/2016	Citibank N.A.	Receive	1.90%	6 Month CHF LIBOR	376,615
65,400,000	SEK	9/21/2016	Citibank N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(653,761)
			JPMorgan Chase
42,600,000	SEK	9/21/2016	Bank, N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(425,844)
52,000,000	SEK	9/21/2016	Barclays Bank PLC	(Pay)	3.90%	3 Month SEK STIBOR	(519,810)

							$(485,945)

Premiums to (Pay) Receive							$(104,875)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

175,000,000	USD	2/17/2012	Merrill Lynch Capital Services, Inc.	1 month LIBOR -0.15%	Lehman Aggregate Total Return Index	$(900,219)

Premiums to (Pay) Receive						$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

10	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.
TBA - To Be Announced - Delayed Delivery Security
XL - Insured as to the payment of principal and interest by XL Capital Assurance.
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

(a)	Security is backed by the U.S. Government.
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any. (Note 4).
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(e)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(f)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(g)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the financial statements.	11

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $106,795,888) (Note 2)	$109,890,421
Investments in affiliated issuers, at value (cost $156,736,596) (Notes 2 and 10)	150,940,547
Dividends and interest receivable	472,920
Unrealized appreciation on open forward currency contracts (Note 4)	1,024,726
Receivable for open swap contracts (Note 4)	1,113,470
Receivable for variation margin on open futures contracts (Note 4)	1,067,938
Receivable for expenses reimbursed by Manager (Note 5)	20,638

Total assets	264,530,660

Liabilities:
Payable for investments purchased – delayed delivery securities	20,796,885
Payable for Fund shares repurchased	100,000
Payable to affiliate for (Note 5):
Management fee	51,020
Shareholder service fee	22,504
Trustees and Trust Officers or agents unaffiliated with the Manager	137
Due to broker for open futures contracts	955,797
Unrealized depreciation on open forward currency contracts (Note 4)	993,129
Payable for open swap contracts (Note 4)	2,658,888
Accrued expenses	113,968

Total liabilities	25,692,328

Net assets	$238,838,332

Net assets consist of:
Paid-in capital	$415,580,217
Accumulated undistributed net investment income	1,867,552
Accumulated net realized loss	(174,458,338)
Net unrealized depreciation	(4,151,099)

$238,838,332

Net assets attributable to:
Class III shares	$49,543,242

Class IV shares	$189,295,090

Shares outstanding:
Class III	6,568,236

Class IV	25,047,313

Net asset value per share:
Class III	$7.54

Class IV	$7.56

12	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$1,975,659
Dividends from affiliated issuers (Note 10)	489,571
Dividends from unaffiliated issuers	2

Total investment income	2,465,232

Expenses:
Management fee (Note 5)	293,573
Shareholder service fee – Class III (Note 5)	36,802
Shareholder service fee – Class IV (Note 5)	92,895
Custodian, fund accounting agent and transfer agent fees	62,560
Audit and tax fees	42,136
Legal fees	4,600
Registration fees	4,048
Trustees fees and related expenses (Note 5)	1,722
Miscellaneous	6,879

Total expenses	545,215
Fees and expenses reimbursed by Manager (Note 5)	(118,864)
Expense reductions (Note 2)	(5)
Indirectly incurred fees waived or borne by Manager (Note 5)	(15,731)
Shareholder service fee waived (Note 5)	(3,714)

Net expenses	406,901

Net investment income (loss)	2,058,331

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(561,156)
Investments in affiliated issuers	(147,720)
Realized gains distributions from affiliated issuers (Note 10)	1,236
Futures contracts	(3,853,304)
Written options	358,868
Swap contracts	17,419,678
Foreign currency, forward contracts and foreign currency related transactions	(18,252)

Net realized gain (loss)	13,199,350

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,122,286
Investments in affiliated issuers	(388,183)
Futures contracts	62,120
Written options	(330,276)
Swap contracts	(4,127,320)
Foreign currency, forward contracts and foreign currency related transactions	535,051

Net unrealized gain (loss)	(3,126,322)

Net realized and unrealized gain (loss)	10,073,028

Net increase (decrease) in net assets resulting from operations	$12,131,359

See accompanying notes to the financial statements.	13

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,058,331	$4,664,508
Net realized gain (loss)	13,199,350	13,355,190
Change in net unrealized appreciation (depreciation)	(3,126,322)	16,689,965

Net increase (decrease) in net assets from operations	12,131,359	34,709,663

Distributions to shareholders from:
Net investment income
Class III	(655,371)	(3,608,961)
Class IV	(2,445,189)	(18,732,766)

Total distributions from net investment income	(3,100,560)	(22,341,727)

Net share transactions (Note 9):
Class III	(99,199)	(10,173,273)
Class IV	(1,199,423)	(103,777,751)

Increase (decrease) in net assets resulting from net share transactions	(1,298,622)	(113,951,024)

Total increase (decrease) in net assets	7,732,177	(101,583,088)

Net assets:
Beginning of period	231,106,155	332,689,243

End of period (including accumulated undistributed net investment income of $1,867,552 and $2,909,781, respectively)	$238,838,332	$231,106,155

14	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.26		$7.02		$6.08		$9.42		$10.49		$10.32

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.11		0.05		0.27		0.37		0.43
Net realized and unrealized gain (loss)	0.32		0.65		1.51		(2.08)		(0.63)		0.27

Total from investment operations	0.38		0.76		1.56		(1.81)		(0.26)		0.70

Less distributions to shareholders:
From net investment income	(0.10)		(0.52)		(0.62)		(1.53)		(0.81)		(0.53)

Total distributions	(0.10)		(0.52)		(0.62)		(1.53)		(0.81)		(0.53)

Net asset value, end of period	$7.54		$7.26		$7.02		$6.08		$9.42		$10.49

Total Return(b)	5.26	%**	10.93%		26.84%		(20.12)%		(2.56)%		6.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,543		$47,773		$55,839		$73,730		$125,506		$187,045
Net operating expenses to average daily net assets(c)	0.39	%(d)*	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.39%
Interest expense to average daily net assets	—		—		0.02	%(e)	—		—		—

Total net expenses to average daily net assets(c)	0.39	%(d)*	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.39	%(d)	0.39%
Net investment income (loss) to average daily net assets	1.71	%*	1.48%		0.77%		3.20%		3.70%		4.11%
Portfolio turnover rate	10	%**	46%		58%		22%		44%		72%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.11%		0.09%		0.08%		0.06%		0.06%
Redemption fees consisted of the following per share amounts:†	—		—		0.00	(f)	$0.01		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	15

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.27		$7.03		$6.09		$9.44		$10.50		$10.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.11		0.12		0.17		0.36		0.45
Net realized and unrealized gain (loss)	0.32		0.65		1.45		(1.99)		(0.61)		0.26

Total from investment operations	0.39		0.76		1.57		(1.82)		(0.25)		0.71

Less distributions to shareholders:
From net investment income	(0.10)		(0.52)		(0.63)		(1.53)		(0.81)		(0.54)

Total distributions	(0.10)		(0.52)		(0.63)		(1.53)		(0.81)		(0.54)

Net asset value, end of period	$7.56		$7.27		$7.03		$6.09		$9.44		$10.50

Total Return(b)	5.39	%**	10.97%		26.87%		(20.23)%		(2.42)%		6.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,295		$183,333		$276,850		$233,848		$1,017,792		$2,182,618
Net operating expenses to average daily net assets(c)	0.34	%(d)*	0.34	%(d)	0.33	%(d)	0.34	%(d)	0.34	%(d)	0.34%
Interest expense to average daily net assets	—		—		0.02	%(e)	—		—		—

Total net expenses to average daily net assets(c)	0.34	%(d)*	0.34	%(d)	0.35	%(d)	0.34	%(d)	0.34	%(d)	0.34%
Net investment income (loss) to average daily net assets(a)	1.76	%*	1.48%		1.78%		1.89%		3.60%		4.33%
Portfolio turnover rate	10	%**	46%		58%		22%		44%		72%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.11%		0.09%		0.08%		0.06%		0.06%
Redemption fees consisted of the following per share amounts:†	—		—		0.00	(f)	$0.01		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Core Plus Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index. The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in: derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets); bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets); shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets); shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by

17

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investing in a wide variety of high quality U.S. and foreign debt investments); and shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or at gmo.com. As of August 31, 2011, shares of SDCF, Overlay Fund and GMO Special Purpose Holding Fund (“SPHF”) were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of

18

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 9.2% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivatives based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 7.9% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The

19

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and inputs from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR rate or U.S. Treasury yield.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Asset-Backed Securities	$—	$736,414	$7,526,543	$8,262,957
Corporate Debt	—	1,151,265	—	1,151,265
Foreign Government Obligations	—	6,854,989	—	6,854,989

20

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government	$32,137,500	$19,077,154	$20,043,948	$71,258,602
U.S. Government Agency	—	20,668,750	—	20,668,750

TOTAL DEBT OBLIGATIONS	32,137,500	48,488,572	27,570,491	108,196,563

Mutual Funds	150,900,188	40,359	—	150,940,547
Short-Term Investments	1,693,858	—	—	1,693,858

Total Investments	184,731,546	48,528,931	27,570,491	260,830,968

Derivatives *
Forward Currency Contracts
Foreign Currency Risk	—	1,024,726	—	1,024,726
Futures Contracts
Interest Rate Risk	471,541	—	—	471,541
Swap Agreements
Interest Rate Risk	—	1,113,470	—	1,113,470

Total	$185,203,087	$50,667,127	$27,570,491	$263,440,705

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign Currency Risk	$—	$(993,129)	$—	$(993,129)
Futures Contracts
Interest Rate Risk	(305,047)	—	—	(305,047)
Swap Agreements
Credit Risk	—	(159,254)	—	(159,254)
Interest Rate Risk	—	(2,499,634)	—	(2,499,634)

Total	$(305,047)	$(3,652,017)	$—	$(3,957,064)

21

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 35.6% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfers	Transfers	as of	Still Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	level 3*	level 3*	2011	2011
Debt Obligations
Asset Backed Securities	$9,187,027	$—	$(1,277,217)	$74,730	$169,696	$(627,693)	$—	$—	$7,526,543	$(596,999)
U.S Government Agency	19,856,848	—	—	639,939	—	(452,839)	—	—	20,043,948	(452,839)

Total	$29,043,875	$—	$(1,277,217)	$714,669	$169,696	$(1,080,532)	$—	$—	$27,570,491	$(1,049,838)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are

22

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

23

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Delayed delivery commitments
The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. Delayed delivery commitments outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from

24

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $626,389.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital and currency losses and future realized losses, if any, subsequent to February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity. The Fund’s capital Loss carryforwards expire as follows:

February 28, 2014	$(34,693,380)
February 28, 2015	(2,795,728)
February 29, 2016	(33,008,915)
February 28, 2017	(74,050,257)
February 28, 2018	(17,147,333)
February 28, 2019	(138,723)

Total	$(161,834,336)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$289,145,951	$5,592,349	$(33,907,332)	$(28,314,983)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws

25

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

26

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

27

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds

28

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

29

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange

30

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal

31

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

32

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies, adjust against anticipated currency exchange rate changes and hedge some or all of the broad market exposure of the underlying funds and assets in which the Fund invests. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

33

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain markets and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to to adjust exposure to currencies and otherwise manage currency exchange rate risk. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset

34

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust exposure to foreign currencies and otherwise manage currency exchange rate risk. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount	of		Amount	of
	of Contracts	Contracts	Premiums	of Contracts	Contracts	Premiums

Outstanding, beginning of period	(18,200,000)	—	$(358,868)	—	—	$—
Options written	—	—	—	—	—	—
Options exercised	18,200,000	—	358,868	—	—	—
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some

35

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A

36

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure and adjust exposure to certain markets, achieve exposure to a reference entity’s credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

37

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on forward currency contracts	$—	$1,024,726	$—	$—	$—	$1,024,726
Unrealized appreciation on futures contracts *	471,541	—	—	—	—	471,541
Unrealized appreciation on swap agreements	1,113,470	—	—	—	—	1,113,470

Total	$1,585,011	$1,024,726	$—	$—	$—	$2,609,737

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(993,129)	$—	$—	$—	$(993,129)
Unrealized depreciation on futures contracts *	(305,047)	—	—	—	—	(305,047)
Unrealized depreciation on swap agreements	(2,499,634)	—	(159,254)	—	—	(2,658,888)

Total	$(2,804,681)	$(993,129)	$(159,254)	$—	$—	$(3,957,064)

38

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$(687,680)	$—	$—	$—	$(687,680)
Written options	—	358,868	—	—	—	358,868
Futures contracts	(3,853,304)	—	—	—	—	(3,853,304)
Forward currency contracts	—	(25,955)	—	—	—	(25,955)
Swap agreements	17,411,508	—	8,170	—	—	17,419,678

Total	$13,558,204	$(354,767)	$8,170	$—	$—	$13,211,607

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$590,470	$—	$—	$—	$590,470
Written options	—	(330,276)	—	—	—	(330,276)
Futures contracts	62,120	—	—	—	—	62,120
Forward currency contracts	—	532,634	—	—	—	532,634
Swap agreements	(4,046,412)	—	(80,908)	—	—	(4,127,320)

Total	$(3,984,292)	$792,828	$(80,908)	$—	$—	$(3,272,372)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward
	Currency	Futures	Swap
	Contracts	Contracts	Agreements	Options

Average amount outstanding	$95,032,149	$162,187,365	$294,355,497	$12,924,725

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

39

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class’s shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.25% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $1,722 and $715, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

40

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.022%	0.003%	0.008%	0.033%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$20,796,875	$—
Investments (non-U.S. Government securities)	55,330,393	22,682,731

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 95.40% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.05% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 21.42% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

41

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	—	$—	436,418	$3,104,427
Shares issued to shareholders in reinvestment of distributions	2,003	14,801	38,131	277,484
Shares repurchased	(15,156)	(114,000)	(1,850,226)	(13,555,184)

Net increase (decrease)	(13,153)	$(99,199)	(1,375,677)	$(10,173,273)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	1,351,085	$10,025,144	1,318,105	$9,642,494
Shares issued to shareholders in reinvestment of distributions	315,885	2,340,710	2,573,711	18,732,765
Shares repurchased	(1,833,254)	(13,565,277)	(18,067,031)	(132,153,010)

Net increase (decrease)	(166,284)	$(1,199,423)	(14,175,215)	$(103,777,751)

42

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Emerging Country Debt Fund, Class IV	$7,081,912	$94,659	$400,000	$94,659	$—	$—	$7,244,221
GMO Short-Duration Collateral Fund	76,989,022	—	—	390,415	—	22,176,951	53,328,619
GMO Special Purpose Holding Fund	46,929	—	—	—	—	—	40,359
GMO U.S. Treasury Fund	7,570,707	53,085,734	18,900,000	4,497	1,236	—	41,759,650
GMO World Opportunity Overlay Fund	47,034,438	2,150,000	1,100,000	—	—	—	48,567,698

Totals	$138,723,008	$55,330,393	$20,400,000	$489,571	$1,236	$22,176,951	$150,940,547

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined through the fiscal year ending February 29, 2012.

43

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

44

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

45

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

46

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

47

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.42%	$1,000.00	$1,052.60	$2.17
2) Hypothetical	0.42%	$1,000.00	$1,023.03	$2.14

Class IV

1) Actual	0.37%	$1,000.00	$1,053.90	$1.91
2) Hypothetical	0.37%	$1,000.00	$1,023.28	$1.88

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

48

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	77.8%
Short-Term Investments	24.6
Futures Contracts	0.8
Options Purchased	0.3
Loan Participations	0.2
Loan Assignments	0.1
Forward Currency Contracts	0.1
Promissory Notes	0.0 ∧
Rights/Warrants	0.0 ∧
Written Options	(0.0)∧
Reverse Repurchase Agreements	(1.5)
Swap Agreements	(1.6)
Other	(0.8)

100.0%

Country/Region Summary**	% of Investments
Euro Region***	95.0%
Canada	7.2
United Kingdom	5.4
Emerging****	3.3
Australia	2.9
United States	0.9
Japan	0.3
Norway	0.0 ∧
New Zealand	0.0 ∧
Switzerland	(6.5)
Sweden	(8.5)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its

1

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.
***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
****	The “Emerging” exposure is associated only with investments in GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Congo, Turkey, and Indonesia. Additional information about the fund’s emerging country exposure is available in the financial statements of GMO Emerging Country Debt Fund.
∧	Rounds to 0.0%

2

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 33.7%

		Belgium — 0.9%
		Foreign Government Obligations
EUR	500,000	Belgium Government Bond, 4.25%, due 03/28/41	678,043

		Canada — 2.8%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20	2,222,914

		France — 6.4%
		Foreign Government Obligations
EUR	3,300,000	Government of France, 4.00%, due 10/25/38	4,988,379

		Germany — 5.8%
		Foreign Government Obligations
EUR	2,500,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	4,538,984

		Italy — 4.3%
		Foreign Government Obligations
EUR	3,100,000	Republic of Italy, 4.00%, due 02/01/37	3,340,532

		Netherlands — 1.0%
		Foreign Government Obligations
EUR	500,000	Netherlands Government Bond, 3.75%, due 01/15/42	795,800

		Spain — 2.9%
		Foreign Government Obligations
EUR	1,900,000	Government of Spain, 4.70%, due 07/30/41	2,274,423

		United Kingdom — 4.6%
		Foreign Government Obligations
GBP	2,000,000	United Kingdom Gilt, 3.75%, due 09/07/19	3,566,066

See accompanying notes to the financial statements.	3

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value /
Shares		Description	Value ($)
		United States — 5.0%

		U.S. Government
USD	3,893,400	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a) (b)	3,950,890

		TOTAL DEBT OBLIGATIONS (COST $24,139,539)	26,356,031

		MUTUAL FUNDS — 65.4%

		United States — 65.4%
		Affiliated Issuers
	243,110	GMO Emerging Country Debt Fund, Class IV	2,358,163
	2,683,050	GMO Short-Duration Collateral Fund	19,291,132
	5,496	GMO Special Purpose Holding Fund (c)	2,363
	540,365	GMO U.S. Treasury Fund	13,514,525
	698,896	GMO World Opportunity Overlay Fund	16,011,710

		Total United States	51,177,893

		TOTAL MUTUAL FUNDS (COST $52,694,671)	51,177,893

		SHORT-TERM INVESTMENTS — 1.3%

		Money Market Funds — 0.5%
	419,082	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	419,082

		U.S. Government — 0.8%
USD	625,000	U.S. Treasury Bill, 0.08%, due 06/28/12 (a) (e)	624,572

		TOTAL SHORT-TERM INVESTMENTS (COST $1,043,168)	1,043,654

		TOTAL INVESTMENTS — 100.4% (Cost $77,877,378)	78,577,578
		Other Assets and Liabilities (net) — (0.4%)	(274,199)

		TOTAL NET ASSETS — 100.0%	$78,303,379

4	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
9/27/11	Citibank N.A.	AUD	600,000	$639,329	$(18,145)
9/27/11	Credit Suisse International	AUD	300,000	319,665	6,174
9/27/11	Deutsche Bank AG	AUD	2,500,000	2,663,873	(15,880)
10/04/11	Credit Suisse International	CAD	200,000	204,071	2,413
10/04/11	Deutsche Bank AG	CAD	800,000	816,283	(2,482)
9/06/11	Goldman Sachs International	CHF	300,000	372,316	(1,245)
9/06/11	Citibank N.A.	CHF	600,000	744,633	(34,537)
9/06/11	Credit Suisse International	CHF	200,000	248,211	(2,951)
9/06/11	Deutsche Bank AG	CHF	900,000	1,116,949	2,644
10/11/11	Deutsche Bank AG	GBP	600,000	973,558	(8,810)
10/11/11	Credit Suisse International	GBP	400,000	649,038	(9,885)
10/11/11	Citibank N.A.	GBP	100,000	162,260	(3,239)
10/11/11	Royal Bank of Scotland PLC	GBP	600,000	973,558	(9,131)
9/20/11	Deutsche Bank AG	JPY	100,000,000	1,306,175	40,656
9/20/11	Citibank N.A.	JPY	10,000,000	130,618	4,155
9/20/11	Royal Bank of Scotland PLC	JPY	30,000,000	391,852	886
10/25/11	Deutsche Bank AG	NZD	4,700,000	3,988,769	120,998

				$15,701,158	$71,621

Sales #
9/27/11	Credit Suisse International	AUD	400,000	$426,220	$(10,524)
9/27/11	Citibank N.A.	AUD	500,000	532,775	(19,070)
9/27/11	Deutsche Bank AG	AUD	300,000	319,665	(17,709)
10/04/11	Deutsche Bank AG	CAD	3,000,000	3,061,061	100,361
10/04/11	Royal Bank of Scotland PLC	CAD	1,300,000	1,326,460	(1,052)
10/04/11	Citibank N.A.	CAD	1,300,000	1,326,460	6,945
10/04/11	Credit Suisse International	CAD	1,200,000	1,224,424	(10,826)
9/06/11	Deutsche Bank AG	CHF	2,100,000	2,606,215	(92,148)
9/06/11	Royal Bank of Scotland PLC	CHF	200,000	248,211	23,220
9/06/11	Credit Suisse International	CHF	400,000	496,422	9,998
9/13/11	Citibank N.A.	EUR	200,000	287,260	(6,400)
9/13/11	Royal Bank of Scotland PLC	EUR	700,000	1,005,411	(7,492)
9/13/11	Credit Suisse International	EUR	900,000	1,292,672	(13,091)

See accompanying notes to the financial statements.	5

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

9/13/11	Goldman Sachs International	EUR	300,000	$430,891	$(1,864)
9/13/11	Deutsche Bank AG	EUR	9,800,000	14,075,761	(54,245)
10/11/11	Deutsche Bank AG	GBP	3,100,000	5,030,048	22,952
9/20/11	Citibank N.A.	JPY	20,000,000	261,235	(5,004)
9/20/11	Royal Bank of Scotland PLC	JPY	30,000,000	391,852	(4,286)
9/20/11	Deutsche Bank AG	JPY	50,000,000	653,087	(693)
10/25/11	Credit Suisse International	NZD	400,000	339,470	(9,078)

				$35,335,600	$(90,006)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

						Net Unrealized
Settlement						Appreciation
Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		(Depreciation)

10/18/2011	Credit Suisse International	NOK	2,364,390	EUR	300,000	$(8,918)
10/18/2011	Deutsche Bank AG	EUR	2,400,000	NOK	18,868,000	62,731
10/18/2011	Goldman Sachs International	EUR	200,000	NOK	1,578,628	6,386
10/18/2011	Goldman Sachs International	NOK	2,361,375	EUR	300,000	(8,357)
11/01/2011	Credit Suisse International	EUR	200,000	SEK	1,826,800	33
11/01/2011	Deutsche Bank AG	EUR	200,000	SEK	1,827,420	130

						$52,005

6	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
8	Australian Government Bond 10 Yr.	September 2011	$966,744	$11,578
11	Australian Government Bond 3 Yr.	September 2011	1,248,199	33,064
17	Canadian Government Bond 10 Yr.	December 2011	2,248,208	(16,699)
95	Euro BOBL	September 2011	16,613,564	491,843
35	Euro Bund	September 2011	6,765,345	47,298
56	Euro SCHATZ	September 2011	8,795,752	94,318
9	U.S. Treasury Note 10 Yr. (CBT)	September 2011	1,170,281	4,641
8	UK Gilt Long Bond	December 2011	1,642,390	(12,227)

			$39,450,483	$653,816

Sales
3	U.S. Treasury Bond 30 Yr. (CBT)	September 2011	$411,938	$5,647
13	U.S. Treasury Note 2 Yr. (CBT)	September 2011	2,866,906	727

			$3,278,844	$6,374

Swap Agreements

Credit Default Swaps

Maximum
Potential
Amount of
Future
								Payments	Net
						Implied		by the Fund	Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the	Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)	(Depreciation)

14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.61%	Republic of Italy	NA	$588,093
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	3.54%	Republic of Italy	10,000,000	(1,075,716)

$(487,623)

Premiums to (Pay) Receive									$—

See accompanying notes to the financial statements.	7

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive			Appreciation/
Amount		Date	Counterparty	(Pay)#	Fixed Rate	Variable Rate	(Depreciation)

15,000,000	EUR	6/29/2013	Merrill Lynch Capital Services	Receive	2.02%	3 Month EUR LIBOR	$150,816
4,000,000	CHF	9/21/2016	Barclays Bank PLC	Receive	1.90%	6 Month CHF LIBOR	218,327
2,400,000	CHF	9/21/2016	Citibank N.A.	Receive	1.90%	6 Month CHF LIBOR	130,996
9,300,000	SEK	9/21/2016	Barclays Bank PLC	(Pay)	3.90%	3 Month SEK STIBOR	(92,966)
22,000,000	SEK	9/21/2016	Citibank N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(219,919)
13,200,000	SEK	9/21/2016	JPMorgan Chase Bank, N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(131,952)

							$55,302

Premiums to (Pay) Receive							$(35,653)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2011, for the above contracts and/ or agreements, the fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

8	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.
EUR LIBOR - London Interbank Offered Rate denominated in Euros.
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any (Note 4).
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(c)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(e)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the financial statements.	9

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $25,182,707) (Note 2)	$27,399,685
Investments in affiliated issuers, at value (cost $52,694,671) (Notes 2 and 10)	51,177,893
Dividends and interest receivable	352,083
Unrealized appreciation on open forward currency contracts (Note 4)	410,682
Due from broker on open futures contracts	113,455
Receivable for open swap contracts (Note 4)	1,088,232
Receivable for expenses reimbursed by Manager (Note 5)	12,346

Total assets	80,554,376

Liabilities:
Payable to affiliate for (Note 5):
Management fee	16,547
Shareholder service fee	9,930
Trustees and Trust Officers or agents unaffiliated with the Manager	58
Payable for variation margin on open futures contracts (Note 4)	252,370
Unrealized depreciation on open forward currency contracts (Note 4)	377,062
Payable for open swap contracts (Note 4)	1,520,553
Accrued expenses	74,477

Total liabilities	2,250,997

Net assets	$78,303,379

Net assets consist of:
Paid-in capital	$92,579,491
Accumulated undistributed net investment income	1,432,115
Accumulated net realized loss	(16,638,754)
Net unrealized appreciation	930,527

$78,303,379

Net assets attributable to:
Class III shares	$78,303,379

Shares outstanding:
Class III	9,120,534

Net asset value per share:
Class III	$8.59

10	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$506,434
Dividends from affiliated issuers (Note 10)	171,848
Dividends from unaffiliated issuers	21

Total investment income	678,303

Expenses:
Management fee (Note 5)	94,257
Shareholder service fee – Class III (Note 5)	56,555
Audit and tax fees	36,064
Custodian, fund accounting agent and transfer agent fees	31,924
Legal fees	1,748
Registration fees	1,288
Trustees fees and related expenses (Note 5)	511
Miscellaneous	5,549

Total expenses	227,896
Fees and expenses reimbursed by Manager (Note 5)	(75,900)
Expense reductions (Note 2)	(36)
Indirectly incurred fees waived or borne by Manager (Note 5)	(4,707)
Shareholder service fee waived (Note 5)	(1,112)

Net expenses	146,141

Net investment income (loss)	532,162

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(301,267)
Investments in affiliated issuers	1,779
Realized gains distributions from affiliated issuers (Note 10)	449
Futures contracts	1,887,990
Written options	157,744
Swap contracts	(230,520)
Foreign currency, forward contracts and foreign currency related transactions	(1,340,139)

Net realized gain (loss)	176,036

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,632,478
Investments in affiliated issuers	(238,791)
Futures contracts	649,068
Written options	(145,176)
Swap contracts	228,848
Foreign currency, forward contracts and foreign currency related transactions	896,112

Net unrealized gain (loss)	3,022,539

Net realized and unrealized gain (loss)	3,198,575

Net increase (decrease) in net assets resulting from operations	$3,730,737

See accompanying notes to the financial statements.	11

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$532,162	$1,809,430
Net realized gain (loss)	176,036	67,923
Change in net unrealized appreciation (depreciation)	3,022,539	8,743,689

Net increase (decrease) in net assets from operations	3,730,737	10,621,042

Distributions to shareholders from:
Net investment income
Class III	—	(6,700,944)

Net share transactions (Note 9):
Class III	3,773,571	(70,421,683)

Total increase (decrease) in net assets	7,504,308	(66,501,585)

Net assets:
Beginning of period	70,799,071	137,300,656

End of period (including accumulated undistributed net investment income of $1,432,115 and $899,953, respectively)	$78,303,379	$70,799,071

12	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$8.18		$7.98		$7.00		$8.79		$9.21		$9.04

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.12		0.09		0.26		0.33		0.17
Net realized and unrealized gain (loss)	0.35		0.47		1.39		(1.49)		(0.62)		0.15

Total from investment operations	0.41		0.59		1.48		(1.23)		(0.29)		0.32

Less distributions to shareholders:
From net investment income	—		(0.39)		(0.42)		(0.56)		(0.01)		—
From net realized gains	—		—		—		—		—		(0.14)
Return of capital	—		—		(0.08)		—		(0.12)		(0.01)

Total distributions	—		(0.39)		(0.50)		(0.56)		(0.13)		(0.15)

Net asset value, end of period	$8.59		$8.18		$7.98		$7.00		$8.79		$9.21

Total Return(b)	5.01	%**	7.35%		22.19%		(13.93)%		(3.08)%		3.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,303		$70,799		$137,301		$127,081		$155,952		$274,422
Net expenses to average daily net assets(c)	0.39	%(d)*	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.41	%*	1.43%		1.19%		3.24%		3.62%		1.93%
Portfolio turnover rate	7	%**	51%		31%		28%		55%		25%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.22	%*	0.17%		0.12%		0.13%		0.09%		0.06%
Redemption fees consisted of the following per share amounts: †	—		—		$0.01		$0.00	(e)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Currency Hedged International Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in: derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets); bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities); shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets); shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets); shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by

14

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investing in a wide variety of high quality U.S. and foreign debt investments); and shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2011, shares of SDCF, GMO Special Purpose Holding Fund (“SPHF”) and Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or

15

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.8% of net assets. The underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 5.1% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The

16

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and inputs from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
U.S. Government	$—	$3,950,890	$—	$3,950,890
Foreign Government Obligations	—	22,405,141	—	22,405,141

TOTAL DEBT OBLIGATIONS	—	26,356,031	—	26,356,031

Mutual Funds	51,175,530	2,363	—	51,177,893
Short-Term Investments	1,043,654	—	—	1,043,654

Total Investments	52,219,184	26,358,394	—	78,577,578

17

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Futures Contracts
Interest Rate Risk	$689,116	$—	$—	$689,116
Forward Currency Contracts
Foreign Currency Risk	—	410,682	—	410,682
Swap Agreements
Credit Risk	—	588,093	—	588,093
Interest Rate Risk	—	500,139	—	500,139

Total	$52,908,300	$27,857,308	$—	$80,765,608

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Futures Contracts
Interest Rate Risk	$(28,926)	$—	$—	$(28,926)
Forward Currency Contracts
Foreign Currency Risk	—	(377,062)	—	(377,062)
Swap Agreements
Credit Risk	—	(1,075,716)	—	(1,075,716)
Interest Rate Risk	—	(444,837)	—	(444,837)

Total	$(28,926)	$(1,897,615)	$—	$(1,926,541)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

18

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 25.8% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the

19

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are

20

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $4,468,208.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(1,749,220)
February 28, 2018	(3,328,985)

Total	$(5,078,205)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

21

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$85,119,795	$—	$(6,542,217)	$(6,542,217)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may

22

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics,

23

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

24

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if

25

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a

26

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

27

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may

28

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and

29

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust interest rate exposure, to adjust exposure to currencies and otherwise manage currency exchange rate risk. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a

30

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust exposure to foreign currencies and otherwise manage currency exchange rate risk. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal			Principal
	Amount	Number of		Amount	Number of
	of Contracts	Contracts	Premiums	of Contracts	Contracts	Premiums

Outstanding, beginning of period	(8,000,000)	—	$(157,744)	—	—	$—
Options written	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options expired	8,000,000	—	157,744	—	—	—
Options bought back	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

31

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a

32

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

“fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity’s credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

33

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$689,116	$—	$—	$—	$—	$689,116
Unrealized appreciation on forward currency contracts	—	410,682	—	—	—	410,682
Unrealized appreciation on swap agreements	500,139	—	588,093	—	—	1,088,232

Total	$1,189,255	$410,682	$588,093	$—	$—	$2,188,030

Liabilities:
Unrealized depreciation on futures contracts *	$(28,926)	$—	$—	$—	$—	$(28,926)
Unrealized depreciation on forward currency contracts	—	(377,062)	—	—	—	(377,062)
Unrealized depreciation on swap agreements	(444,837)	—	(1,075,716)	—	—	(1,520,553)

Total	$(473,763)	$(377,062)	$(1,075,716)	$—	$—	$(1,926,541)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$(302,277)	$—	$—	$—	$(302,277)
Written options	—	157,744				157,744
Futures contracts	1,887,990	—	—	—	—	1,887,990
Forward currency contracts	—	(1,312,559)	—	—	—	(1,312,559)
Swap agreements	7,642	—	(238,162)	—	—	(230,520)

Total	$1,895,632	$(1,457,092)	$(238,162)	$—	$—	$200,378

34

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧: — continued

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$(259,547)	$—	$—	$—	$(259,547)
Written options	—	(145,176)				(145,176)
Futures contracts	649,068	—	—	—	—	649,068
Forward currency contracts	—	869,592	—	—	—	869,592
Swap agreements	323,497	—	(94,649)	—	—	228,848

Total	$972,565	$464,869	$(94,649)	$—	$—	$1,342,785

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period:

	Forward
	currency	Futures
	contracts	contracts	Swap agreements	Options

Average amount outstanding	$46,081,117	$55,088,202	$73,654,646	$5,681,198

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, an other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

35

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund to the extent the Fund’s total annual operating expenses (excluding “Excluded Fund Fees and Expenses”, as defined below) exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses); subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s expense reimbursement amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ending August 31, 2011 was $511 and $213, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011 , these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.016%	0.003%	0.008%	0.027%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $19,093,500 and $5,450,000, respectively.

36

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 94.52% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.03% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 94.52% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	465,968	$3,779,000	6,521	$52,298
Shares issued to shareholders in reinvestment of distributions	—	—	814,210	6,700,944
Shares repurchased	(655)	(5,429)	(9,377,297)	(77,174,925)

Net increase (decrease)	465,313	$3,773,571	(8,556,566)	$(70,421,683)

37

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Emerging Country Debt Fund, Class IV	$2,089,035	$127,923	$—	$27,923	$—	$—	$2,358,163
GMO Short-Duration Collateral Fund	27,850,062	—	—	141,230	—	8,022,306	19,291,132
GMO Special Purpose Holding Fund	2,748	—	—	—	—	—	2,363
GMO U.S. Treasury Fund	5,008,836	13,953,145	5,450,000	2,695	449	—	13,514,525
GMO World Opportunity Overlay Fund	14,255,462	1,600,000	—	—	—	—	16,011,710

Totals	$49,206,143	$15,681,068	$5,450,000	$171,848	$449	$8,022,306	$51,177,893

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period of March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2012.

38

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

39

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

40

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

41

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

42

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.42%	$1,000.00	$1,050.10	$2.16
2) Hypothetical	0.42%	$1,000.00	$1,023.03	$2.14

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

43

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.1%
Short-Term Investments	5.3
Preferred Stocks	0.9
Rights/Warrants	0.0 ∧
Forward Currency Contracts	(0.1)
Futures Contracts	(0.8)
Other	2.6

100.0%

Country / Region Summary**	% of Investments
United Kingdom	23.6%
Japan	22.4
Germany	10.3
France	10.0
Switzerland	6.5
Italy	5.1
Spain	3.1
Canada	3.0
Hong Kong	2.7
Sweden	2.7
Singapore	2.6
Australia	2.1
Netherlands	1.2
Denmark	1.1
Finland	0.7
Austria	0.6
Belgium	0.6
Ireland	0.5
Greece	0.4
New Zealand	0.3
Norway	0.3
Israel	0.2
Portugal	0.0 ∧

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above shows indirect country exposure associated with investments in underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts. The Fund attempts to hedge at least 70% of the foreign currency exposure in the underlying fund’s holdings relative to the U.S. Dollar. Therefore, the Fund’s currency exposures will be different than the country exposures noted above.
∧	Rounds to 0.0%.

1

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)
		MUTUAL FUNDS — 98.5%

		United States — 98.5%
		Affiliated Issuers
	9,488,592	GMO International Growth Equity Fund, Class IV	213,303,540
	10,466,985	GMO International Intrinsic Value Fund, Class IV	213,631,173

		TOTAL MUTUAL FUNDS (COST $413,048,560)	426,934,713

		SHORT-TERM INVESTMENTS — 1.4%

		Time Deposits — 1.4%
USD	141,704	Bank of America (Charlotte) Time Deposit, 0.03%, due 09/01/11	141,704
EUR	7,015	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 09/01/11	10,074
DKK	15	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	3
USD	2,000,000	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	2,000,000
USD	2,000,000	HSBC Bank (New York) Time Deposit, 0.03%, due 09/01/11	2,000,000
USD	2,000,000	JPMorgan Chase (New York) Time Deposit, 0.03%, due 09/01/11	2,000,000

		Total Time Deposits	6,151,781

		TOTAL SHORT-TERM INVESTMENTS (COST $6,151,781)	6,151,781

		TOTAL INVESTMENTS — 99.9% (Cost $419,200,341)	433,086,494
		Other Assets and Liabilities (net) — 0.1%	289,484

		TOTAL NET ASSETS — 100.0%	$433,375,978

2	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Sales #
10/21/11	Bank of America, N.A.	AUD	2,736,794	$2,907,070	$(78,514)
10/21/11	Barclays Bank PLC	AUD	15,106,904	16,046,814	(563,807)
10/21/11	JPMorgan Chase Bank, N.A.	AUD	2,321,477	2,465,913	(63,718)
10/21/11	Morgan Stanley Capital Services Inc.	AUD	4,585,677	4,870,985	(125,690)
10/21/11	Royal Bank of Scotland PLC	AUD	6,715,716	7,133,549	(194,502)
10/21/11	State Street Bank and Trust Company	AUD	4,607,576	4,894,247	(127,709)
10/21/11	Bank of America, N.A.	CAD	1,736,750	1,771,393	(11,789)
10/21/11	Barclays Bank PLC	CAD	832,000	848,596	(3,128)
10/21/11	Deutsche Bank AG	CAD	2,161,000	2,204,106	(26,117)
10/21/11	Royal Bank of Scotland PLC	CAD	1,719,249	1,753,543	(12,586)
10/21/11	State Street Bank and Trust Company	CAD	1,011,000	1,031,167	(7,250)
10/21/11	Bank of New York Mellon	CHF	3,799,379	4,721,790	156,620
10/21/11	Barclays Bank PLC	CHF	5,196,967	6,458,684	156,937
10/21/11	Brown Brothers Harriman & Co.	CHF	4,180,497	5,195,436	110,437
10/21/11	Deutsche Bank AG	CHF	9,754,433	12,122,609	524,060
10/21/11	JPMorgan Chase Bank, N.A.	CHF	1,530,575	1,902,167	66,254
10/21/11	Morgan Stanley Capital Services Inc.	CHF	1,215,116	1,510,121	46,363
10/21/11	State Street Bank and Trust Company	CHF	3,784,000	4,702,677	154,583
10/21/11	Bank of New York Mellon	DKK	23,630,000	4,553,968	(357)
10/21/11	Brown Brothers Harriman & Co.	DKK	20,808,155	4,010,143	9,980
10/21/11	JPMorgan Chase Bank, N.A.	DKK	18,116,000	3,491,312	2,546
10/21/11	Morgan Stanley Capital Services Inc.	DKK	21,090,000	4,064,460	(24,984)
10/21/11	State Street Bank and Trust Company	DKK	16,476,000	3,175,251	196
10/21/11	Bank of New York Mellon	EUR	5,153,983	7,399,195	(832)
10/21/11	Barclays Bank PLC	EUR	6,899,535	9,905,155	15,134
10/21/11	Brown Brothers Harriman & Co.	EUR	1,636,183	2,348,948	6,894
10/21/11	JPMorgan Chase Bank, N.A.	EUR	18,899,307	27,132,346	21,687
10/21/11	Morgan Stanley Capital Services Inc.	EUR	12,466,375	17,897,058	(99,408)
10/21/11	Royal Bank of Scotland PLC	EUR	9,448,068	13,563,897	(2,471)

See accompanying notes to the financial statements.	3

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

10/21/11	State Street Bank and Trust Company	EUR	7,055,244	$10,128,695	$(1,457)
10/21/11	Bank of America, N.A.	GBP	8,040,133	13,044,265	93,320
10/21/11	Bank of New York Mellon	GBP	5,052,133	8,196,551	71,971
10/21/11	Barclays Bank PLC	GBP	5,497,670	8,919,388	85,136
10/21/11	Brown Brothers Harriman & Co.	GBP	4,226,000	6,856,238	64,048
10/21/11	Deutsche Bank AG	GBP	891,416	1,446,228	13,287
10/21/11	JPMorgan Chase Bank, N.A.	GBP	4,433,732	7,193,261	65,645
10/21/11	Morgan Stanley Capital Services Inc.	GBP	14,365,586	23,306,644	55,816
10/21/11	Royal Bank of Scotland PLC	GBP	5,640,000	9,150,303	75,315
10/21/11	JPMorgan Chase Bank, N.A.	HKD	57,193,380	7,349,459	(4,039)
10/21/11	Morgan Stanley Capital Services Inc.	HKD	10,690,000	1,373,686	(2,196)
10/21/11	Bank of America, N.A.	JPY	1,407,000,929	18,383,032	(20,650)
10/21/11	Bank of New York Mellon	JPY	282,314,160	3,688,548	(6,829)
10/21/11	Brown Brothers Harriman & Co.	JPY	517,392,769	6,759,944	(19,109)
10/21/11	Deutsche Bank AG	JPY	2,045,064,280	26,719,585	(68,883)
10/21/11	Morgan Stanley Capital Services Inc.	JPY	26,784,868	349,955	(632)
10/21/11	State Street Bank and Trust Company	JPY	2,544,986,057	33,251,264	(61,782)
10/21/11	Bank of America, N.A.	NOK	3,340,774	621,026	(12,724)
10/21/11	Barclays Bank PLC	NOK	38,428,750	7,143,631	(105,399)
10/21/11	Morgan Stanley Capital Services Inc.	NOK	35,940,000	6,680,990	(158,036)
10/21/11	JPMorgan Chase Bank, N.A.	NZD	375,000	318,327	(9,126)
10/21/11	Morgan Stanley Capital Services Inc.	NZD	2,244,000	1,904,867	(54,510)
10/21/11	State Street Bank and Trust Company	NZD	2,635,000	2,236,776	(63,358)
10/21/11	Bank of America, N.A.	SEK	15,789,000	2,482,959	(40,543)
10/21/11	Brown Brothers Harriman & Co.	SEK	12,090,886	1,901,398	(18,845)
10/21/11	JPMorgan Chase Bank, N.A.	SEK	24,891,000	3,914,329	(100,314)
10/21/11	State Street Bank and Trust Company	SEK	3,724,121	585,651	(9,217)
10/21/11	Brown Brothers Harriman & Co.	SGD	3,880,571	3,223,050	(4,957)

				$397,212,650	$(309,239)

#	Fund sells foreign currency; buys USD.

4	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

See accompanying notes to the financial statements.	5

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $6,151,781) (Note 2)	$6,151,781
Investments in affiliated issuers, at value (cost $413,048,560) (Notes 2 and 10)	426,934,713
Receivable for Fund shares sold	745,796
Unrealized appreciation on open forward currency contracts (Note 4)	1,796,229
Receivable for expenses reimbursed by Manager (Note 5)	212,024

Total assets	435,840,543

Liabilities:
Payable to affiliate for (Note 5):
Management fee	176,103
Shareholder service fee	48,918
Trustees and Trust Officers or agents unaffiliated with the Manager	196
Unrealized depreciation on open forward currency contracts (Note 4)	2,105,468
Accrued expenses	133,880

Total liabilities	2,464,565

Net assets	$433,375,978

Net assets consist of:
Paid-in capital	$430,048,983
Accumulated undistributed net investment income	14,458,871
Accumulated net realized loss	(24,708,751)
Net unrealized appreciation	13,576,875

$433,375,978

Net assets attributable to:
Class III shares	$433,375,978

Shares outstanding:
Class III	20,664,241

Net asset value per share:
Class III	$20.97

6	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$4,461,305
Interest	1,691

Total investment income	4,462,996

Expenses:
Management fee (Note 5)	1,044,553
Shareholder service fee – Class III (Note 5)	290,153
Custodian and fund accounting agent fees	70,196
Audit and tax fees	32,016
Transfer agent fees	13,064
Legal fees	6,992
Registration fees	3,127
Trustees fees and related expenses (Note 5)	2,909
Miscellaneous	7,674

Total expenses	1,470,684
Fees and expenses reimbursed by Manager (Note 5)	(131,651)
Indirectly incurred fees waived or borne by Manager (Note 5)	(955,115)
Shareholder service fee waived (Note 5)	(171,988)

Net expenses	211,930

Net investment income (loss)	4,251,066

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	19,872,868
Foreign currency, forward contracts and foreign currency related transactions	(30,802,051)

Net realized gain (loss)	(10,929,183)

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(47,011,043)
Foreign currency, forward contracts and foreign currency related transactions	10,525,441

Net unrealized gain (loss)	(36,485,602)

Net realized and unrealized gain (loss)	(47,414,785)

Net increase (decrease) in net assets resulting from operations	$(43,163,719)

See accompanying notes to the financial statements.	7

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,251,066	$4,367,697
Net realized gain (loss)	(10,929,183)	(20,715,135)
Change in net unrealized appreciation (depreciation)	(36,485,602)	49,288,760

Net increase (decrease) in net assets from operations	(43,163,719)	32,941,322

Distributions to shareholders from:
Net realized gains
Class III	(2,322,849)	—

Net share transactions (Note 9):
Class III	(11,184,086)	431,710,108

Total increase (decrease) in net assets	(56,670,654)	464,651,430

Net assets:
Beginning of period	490,046,632	25,395,202

End of period (including accumulated undistributed net investment income of $14,458,871 and $10,207,805, respectively)	$433,375,978	$490,046,632

8	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011(a)	2010(a)		2009(a)		2008(a)		2007(a)

Net asset value, beginning of period	$24.11		$21.12	$18.08		$42.56		$59.60		$72.56

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.25		0.30	0.64		1.20		0.24		0.80
Net realized and unrealized gain (loss)	(3.24)		2.69	4.40		(12.80)		(2.32)		9.36

Total from investment operations	(2.99)		2.99	5.04		(11.60)		(2.08)		10.16

Less distributions to shareholders:
From net investment income	—		—	(2.00	)(c)	(1.60)		—		(0.96)
From net realized gains	(0.15)		—	—		(11.28)		(14.96)		(22.16)

Total distributions	(0.15)		—	(2.00)		(12.88)		(14.96)		(23.12)

Net asset value, end of period	$20.97		$24.11	$21.12		$18.08		$42.56		$59.60

Total Return(d)	(12.45	)%**	14.16%	29.15%		(35.57)%		(6.75)%		15.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$433,376		$490,047	$25,395		$25,417		$30,273		$227,096
Net expenses to average daily net assets(e)	0.11	%*	0.12%	0.11%		0.11	%(f)	0.08	%(f)	0.07%
Net investment income (loss) to average daily net assets(b)	2.20	%*	1.32%	3.25%		3.96%		0.42%		1.23%
Portfolio turnover rate	32	%**	32%	15%		17%		11%		18%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g):	0.65	%*	0.65%	1.16%		1.24%		0.71%		0.68%

(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	9

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Currency Hedged International Equity Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI EAFE Index (Hedged). The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund and GMO Flexible Equities Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may invest in securities directly. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying funds and decide how much to invest in each. The Manager shifts investments among the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Manager assesses the currency exposure of the underlying funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO’s website at www.gmo.com.

10

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Currency Abbreviations: — continued

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented less than 0.1% of net assets. The Fund classifies such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund either directly or through investments in the underlying funds that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures

11

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Currency Abbreviations: — continued

(to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	88.3%

Futures Contracts	(0.9)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

12

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds
United States	$426,934,713	$—	$—	$426,934,713

TOTAL MUTUAL FUNDS	426,934,713	—	—	426,934,713

Short-Term Investments	6,151,781	—	—	6,151,781

Total Investments	433,086,494	—	—	433,086,494

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,796,229	—	1,796,229

Total	$433,086,494	$1,796,229	$—	$434,882,723

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(2,105,468)	$—	$(2,105,468)

Total	$—	$(2,105,468)	$—	$(2,105,468)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

*	Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

13

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities using Level 3 inputs were less than 0.1% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of

14

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Operations. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(6,392,893)

Total	$(6,392,893)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$425,030,520	$8,055,974	$—	$8,055,974

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and

15

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. The Fund and some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a

16

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund’s or the underlying fund’s performance more than if the Fund or underlying fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or

17

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying fund.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

18

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

19

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

20

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency

21

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contracts to hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. dollar. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put)

22

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security,

23

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral

24

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on forward currency contracts	$—	$1,796,229	$—	$—	$—	$1,796,229

Total	$—	$1,796,229	$—	$—	$—	$1,796,229

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(2,105,468)	$—	$—	$—	$(2,105,468)

Total	$—	$(2,105,468)	$—	$—	$—	$(2,105,468)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Forward currency contracts	$—	$(31,078,009)	$—	$—	$—	$(31,078,009)

Total	$—	$(31,078,009)	$—	$—	$—	$(31,078,009)

Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$10,525,480	$—	$—	$—	$10,525,480

Total	$—	$10,525,480	$—	$—	$—	$10,525,480

25

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The derivative financial instruments outstanding as of period end (as disclosed in the Schedules of Investments) serve as indicators of the volume of derivative activity for the Fund during the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.54% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $2,909 and $1,418, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

26

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.496%	0.089%	0.585%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $128,756,091 and $161,568,724, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 94.03% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. Two of the shareholders are other funds of the Trust. On that date, no other shareholder owned more than 10% of outstanding shares of the Fund.

As of August 31, 2011, none of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 99.99% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

27

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares*	Amount

Shares sold	24,035,446	$532,586,733	24,851,257	$559,719,467
Shares issued to shareholders in reinvestment of distributions	101,302	2,322,849	—	—
Shares repurchased	(23,796,939)	(546,093,668)	(5,727,242)	(128,009,359)

Net increase (decrease)	339,809	$(11,184,086)	19,124,015	$431,710,108

*	Shares were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO International Growth Equity Fund, Class IV	$243,215,675	$60,475,430	$83,246,862	$1,180,645	$—	$213,303,540
GMO International Intrinsic Value Fund, Class IV	243,669,947	68,280,661	78,321,862	3,280,660	—	213,631,173

Totals	$486,885,622	$128,756,091	$161,568,724	$4,461,305	$—	$426,934,713

28

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

29

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors,the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

30

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

31

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs

32

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.70%	$1,000.00	$875.50	$3.30
2) Hypothetical	0.70%	$1,000.00	$1,021.62	$3.56

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

33

GMO Developed World Stock Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Developed World Stock Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.3%
Mutual Funds	2.5
Preferred Stocks	0.6
Rights/Warrants	0.0 ∧
Forward Currency Contracts	0.0 ∧
Futures Contracts	(0.5)
Other	2.1

100.0%

∧	Rounds to 0.0%

Country Summary*	% of Investments
United States	53.7%
Japan	11.0
United Kingdom	10.3
Italy	6.3
France	5.7
Germany	4.7
Spain	2.7
Singapore	2.2
Canada	1.3
Switzerland	0.7
Ireland	0.4
Austria	0.3
Australia	0.2
Sweden	0.2
Belgium	0.1
Greece	0.1
Hong Kong	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO Developed World Stock Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	14.3%
Energy	14.1
Capital Goods	9.2
Software & Services	7.6
Food, Beverage & Tobacco	6.5
Materials	5.9
Telecommunication Services	5.0
Technology Hardware & Equipment	4.5
Banks	4.3
Insurance	4.1
Automobiles & Components	3.2
Utilities	3.0
Health Care Equipment & Services	2.6
Food & Staples Retailing	2.5
Retailing	2.2
Transportation	1.9
Diversified Financials	1.9
Consumer Durables & Apparel	1.7
Real Estate	1.7
Consumer Services	1.5
Media	0.9
Household & Personal Products	0.8
Semiconductors & Semiconductor Equipment	0.5
Commercial & Professional Services	0.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Australia — 0.8%
13,256	BHP Billiton Ltd	563,986
18,946	Commonwealth Bank of Australia	980,722
355,869	Telstra Corp Ltd	1,153,202

	Total Australia	2,697,910

	Austria — 0.3%
19,976	OMV AG	787,198
3,575	Voestalpine AG	137,568

	Total Austria	924,766

	Belgium — 0.1%
143,879	Dexia SA *	336,731

	Canada — 1.2%
12,600	Barrick Gold Corp	641,387
11,700	Canadian Pacific Railway Ltd	671,917
44,300	EnCana Corp	1,125,029
53,900	Husky Energy Inc	1,341,858
15,400	Research In Motion Ltd *	498,184

	Total Canada	4,278,375

	France — 5.6%
60,295	AXA	967,744
34,704	BNP Paribas	1,785,050
21,389	Bouygues SA	819,930
8,438	Casino Guichard-Perrachon SA	701,980
34,011	CNP Assurances	601,680
8,576	Compagnie de Saint-Gobain	430,751
5,739	Lafarge SA	238,806
7,768	LVMH Moet Hennessy Louis Vuitton SA	1,310,957
23,918	Peugeot SA	731,038
3,368	PPR	560,449
23,745	Renault SA	964,885

See accompanying notes to the financial statements.	3

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	France — continued
62,861	Sanofi	4,584,325
5,470	Schneider Electric SA	728,487
35,961	STMicroelectronics NV	238,514
58,944	Total SA	2,878,557
8,371	Vinci SA	436,787
56,985	Vivendi SA	1,385,550

	Total France	19,365,490

	Germany — 4.0%
17,445	Allianz SE (Registered)	1,794,569
23,392	BASF AG	1,663,480
12,407	Bayerische Motoren Werke AG	1,003,800
12,657	Daimler AG (Registered)	683,731
16,317	Deutsche Lufthansa AG (Registered)	275,366
92,558	E.ON AG	2,021,305
9,144	Hannover Rueckversicherung AG (Registered)	431,508
59,311	Infineon Technologies AG	503,643
4,848	K+S AG	340,231
4,194	Lanxess AG	260,920
3,463	Linde AG	529,835
8,657	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,129,339
19,293	RWE AG	723,607
1,615	Salzgitter AG	100,010
4,125	Siemens AG (Registered)	424,331
24,427	Suedzucker AG	854,147
6,841	Volkswagen AG	1,039,109

	Total Germany	13,778,931

	Greece — 0.1%
55,041	National Bank of Greece SA *	243,171

4	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 0.2%
35,500	CLP Holdings Ltd	328,332
77,937	Esprit Holdings Ltd	219,422

	Total Hong Kong	547,754

	Ireland — 0.4%
86,227	CRH Plc	1,522,712

	Italy — 4.0%
705,296	Enel SPA	3,439,986
247,849	ENI SPA	4,983,319
6,267	Exor SPA	149,734
23,143	Fiat SPA	143,465
77,385	Finmeccanica SPA	574,460
62,404	Mediaset SPA	241,407
58,266	Mediobanca SPA	537,075
139,327	Parmalat SPA	328,701
18,341	Saipem SPA	821,806
917,930	Telecom Italia SPA	1,113,330
726,388	Telecom Italia SPA-Di RISP	795,769
529,599	UniCredit SPA	716,056

	Total Italy	13,845,108

	Japan — 9.9%
34,000	Asahi Kasei Corp	226,917
14,300	Astellas Pharma Inc	540,414
137,000	Cosmo Oil Co Ltd	363,892
10,900	Daito Trust Construction Co Ltd	1,010,661
2,800	Fanuc Ltd	466,070
31,000	Fuji Heavy Industries Ltd	194,479
164,000	Hitachi Ltd	887,162
15,600	Honda Motor Co Ltd	508,326
97	INPEX Corp	661,284
140,100	Itochu Corp	1,512,178
184,720	JX Holdings Inc	1,176,047

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
171,000	Kawasaki Kisen Kaisha Ltd	441,751
227	KDDI Corp	1,702,951
22,500	Komatsu Ltd	600,138
156,000	Marubeni Corp	989,204
215,000	Mazda Motor Corp *	463,081
80,500	Mitsubishi Chemical Holdings Corp	566,714
27,600	Mitsubishi Corp	664,105
32,000	Mitsubishi Electric Corp	320,164
44,100	Mitsui & Co Ltd	756,646
87,000	Mitsui OSK Lines Ltd	368,363
211,800	Mizuho Financial Group Inc	323,279
10,900	Murata Manufacturing Co Ltd	665,273
1,400	Nintendo Co Ltd	246,829
55,400	Nippon Telegraph & Telephone Corp	2,593,874
185,000	Nippon Yusen Kabushiki Kaisha	562,268
128,600	Nissan Motor Co Ltd	1,182,531
7,600	Nitto Denko Corp	297,748
106	NTT Data Corp	342,173
353	NTT Docomo Inc	643,503
8,370	ORIX Corp	760,156
251,100	Resona Holdings Inc	1,142,838
41,000	Ricoh Company Ltd	372,757
13,700	Sankyo Co Ltd	703,360
70,100	Showa Shell Sekiyu KK	562,986
10,500	SoftBank Corp	349,071
348,700	Sojitz Corp	656,605
151,900	Sumitomo Corp	1,990,910
195,000	Taisei Corp	520,167
4,000	Taisho Pharmaceutical Co Ltd	92,993
44,200	Takeda Pharmaceutical Co Ltd	2,140,766
56,000	TonenGeneral Sekiyu KK	642,556
49,000	Toray Industries Inc	372,567
37,100	Toyota Motor Corp	1,336,540

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
52,200	Toyota Tsusho Corp	873,706
5,160	Yamada Denki Co Ltd	379,444

	Total Japan	34,175,447

	Singapore — 2.0%
476,000	Genting Singapore Plc *	657,595
3,027,000	Golden Agri-Resources Ltd	1,657,998
152,100	Keppel Corp Ltd	1,174,730
111,000	Neptune Orient Lines Ltd	106,571
178,728	Oversea-Chinese Banking Corp Ltd	1,300,122
169,000	Sembcorp Industries Ltd	605,204
33,200	Singapore Airlines Ltd	304,200
471,600	Singapore Telecommunications	1,218,696

	Total Singapore	7,025,116

	Spain — 2.6%
146,415	Banco Bilbao Vizcaya Argentaria SA	1,328,515
175,146	Banco Popular Espanol SA	912,470
279,826	Banco Santander SA	2,585,512
57,306	Gas Natural SDG SA	1,047,482
14,075	Indra Sistemas SA	251,803
159,464	Mapfre SA	545,773
39,451	Repsol YPF SA	1,135,405
58,524	Telefonica SA	1,216,722

	Total Spain	9,023,682

	Sweden — 0.7%
36,943	Atlas Copco AB Class A	832,471
13,086	Boliden AB	179,697
55,116	Svenska Cellulosa AB Class B	741,997
49,342	Swedbank AB Class A	678,351

	Total Sweden	2,432,516

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 0.7%
28,762	Novartis AG (Registered)	1,678,235
2,909	Zurich Financial Services AG *	655,375

	Total Switzerland	2,333,610

	United Kingdom — 10.1%
32,482	3i Group Plc	112,077
27,098	Antofagasta Plc	588,805
74,275	ARM Holdings Plc	681,417
80,662	AstraZeneca Plc	3,819,454
226,838	Aviva Plc	1,250,004
199,788	BAE Systems Plc	891,498
305,997	Barclays Plc	845,472
23,865	BHP Billiton Plc	812,264
287,238	BP Plc	1,874,810
9,459	British American Tobacco Plc	420,847
605,680	BT Group Plc	1,679,834
156,701	GlaxoSmithKline Plc	3,336,067
91,122	Home Retail Group Plc	188,212
622,817	Legal & General Group Plc	1,060,189
80,113	Marks & Spencer Group Plc	418,800
10,169	Next Plc	389,402
609,891	Old Mutual Plc	1,184,207
24,765	Rio Tinto Plc	1,509,637
1,741,551	Royal Bank of Scotland Group Plc *	684,584
119,073	Royal Dutch Shell Plc A Shares (London)	3,983,155
98,760	Royal Dutch Shell Plc B Shares (London)	3,323,519
43,556	Scottish & Southern Energy Plc	917,316
19,484	Standard Chartered Plc	442,630
34,120	Tate & Lyle Plc	320,971
1,070,228	Vodafone Group Plc	2,808,552
24,147	Wolseley Plc	625,893
30,072	Xstrata Plc	522,272

	Total United Kingdom	34,691,888

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	United States — 52.6%
37,800	3M Co.	3,136,644
71,300	Abbott Laboratories	3,743,963
5,700	Abercrombie & Fitch Co.-Class A	362,577
48,000	Accenture Plc.-Class A	2,572,320
13,300	ACE, Ltd.	858,914
3,500	Affiliated Managers Group, Inc. *	305,060
36,300	Alcoa, Inc.	465,003
20,100	Allstate Corp. (The)	527,223
10,000	Altera Corp.	363,900
54,400	Altria Group, Inc.	1,479,136
12,200	Amdocs Ltd. *	335,134
17,100	Ameren Corp.	517,446
12,600	American Express Co.	626,346
13,500	Ameriprise Financial, Inc.	616,950
7,900	Anadarko Petroleum Corp.	582,625
82,600	Annaly Capital Management, Inc. REIT	1,497,538
14,900	Apple, Inc. *	5,733,967
11,500	Assurant, Inc.	404,455
42,900	Automatic Data Processing, Inc.	2,146,287
1,600	AutoZone, Inc. *	491,200
6,200	AvalonBay Communities, Inc. REIT	845,556
10,900	Baker Hughes, Inc.	666,099
23,400	Baxter International, Inc.	1,309,932
14,300	Becton, Dickinson and Co.	1,163,734
11,100	Best Buy Co., Inc.	284,049
5,500	Borg Warner, Inc. *	392,645
3,200	Boston Properties, Inc. REIT	333,728
21,200	Bristol–Myers Squibb Co.	630,700
14,300	Capital One Financial Corp.	658,515
21,800	Caterpillar, Inc.	1,983,800
19,600	CB Richard Ellis Group, Inc. *	297,136
24,600	CBS Corp.-Class B (Non Voting)	616,230
6,000	Celanese Corp.-Class A	282,060
27,100	Chevron Corp.	2,680,461

See accompanying notes to the financial statements.	9

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,800	Chipotle Mexican Grill, Inc. *	564,066
17,000	CH Robinson Worldwide, Inc.	1,198,500
41,800	Cisco Systems, Inc.	655,424
5,900	Cliffs Natural Resources, Inc.	488,815
23,900	Coach, Inc.	1,343,658
124,700	Coca-Cola Co. (The)	8,785,115
15,000	Cognizant Technology Solutions Corp.-Class A *	951,750
13,700	Comcast Corp.-Class A (Non-Voting)	289,892
18,900	Computer Sciences Corp.	579,474
4,700	Concho Resources Inc. *	408,665
55,453	ConocoPhillips	3,774,686
6,600	CR Bard, Inc.	628,716
28,600	CSX Corp.	627,484
7,900	Cummins, Inc.	734,068
10,500	Danaher Corp.	481,005
10,800	Deere & Co.	872,856
31,400	Discover Financial Services	790,024
15,000	Dow Chemical Co. (The)	426,750
27,800	Du Pont (E.I.) de Nemours & Co.	1,341,906
4,300	Eastman Chemical Co.	355,739
13,300	Eaton Corp.	571,235
24,000	Ecolab, Inc.	1,286,400
58,500	Eli Lilly & Co.	2,194,335
20,100	EMC Corp. *	454,059
7,200	Equity Residential REIT	440,496
20,500	Expeditors International of Washington, Inc.	932,750
69,700	Exxon Mobil Corp.	5,160,588
9,600	FLIR Systems, Inc.	248,352
11,000	FMC Technologies, Inc. *	489,060
15,500	Forest Laboratories, Inc. *	530,720
19,000	Freeport–McMoRan Copper & Gold, Inc.	895,660
26,100	General Dynamics Corp.	1,672,488
10,300	Genuine Parts Co.	566,706
14,200	Google, Inc.-Class A *	7,681,632

10	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United States — continued
20,200	Halliburton Co.	896,274
5,300	Hansen Natural Corp. *	452,196
33,400	Hartford Financial Services Group, Inc. (The)	639,276
7,300	Hess Corp.	433,182
7,400	Honeywell International, Inc.	353,794
18,600	Hormel Foods Corp.	513,546
15,900	Hospitality Properties Trust REIT	373,332
14,400	Intuit, Inc. *	710,352
212,500	Johnson & Johnson	13,982,500
4,300	Joy Global, Inc.	358,835
35,700	Kimberly–Clark Corp.	2,469,012
20,300	Las Vegas Sands Corp. *	945,371
13,200	Leucadia National Corp.	391,116
3,600	Liberty Media Corp. Capital-Class A *	256,716
10,500	Limited Brands, Inc.	396,270
42,700	Macy’s, Inc.	1,108,065
34,200	Marathon Oil Corp.	920,664
8,500	McDonald’s Corp.	768,910
42,500	Medtronic, Inc.	1,490,475
176,900	Merck & Co., Inc.	5,858,928
167,500	Microsoft Corp.	4,455,500
5,400	Mosaic Co. (The)	384,102
11,200	NASDAQ OMX Group, Inc. (The) *	265,328
11,300	National Oilwell Varco, Inc.	747,156
2,000	Netflix, Inc. *	470,020
25,500	Nike, Inc.-Class B	2,209,575
21,200	NiSource, Inc.	452,832
4,900	Noble Energy, Inc.	432,964
5,500	Occidental Petroleum Corp.	477,070
79,800	Oracle Corp.	2,239,986
5,000	Parker Hannifin Corp.	367,150
41,400	Paychex, Inc.	1,116,972
7,200	Peabody Energy Corp.	351,360
30,100	Pepco Holdings, Inc.	586,348

See accompanying notes to the financial statements.	11

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United States — continued
85,500	PepsiCo, Inc.	5,508,765
222,373	Pfizer, Inc.	4,220,639
17,100	Philip Morris International, Inc.	1,185,372
5,700	PPG Industries, Inc.	436,563
2,100	Priceline.com, Inc. *	1,128,246
15,000	ProLogis, Inc. REIT	408,450
8,900	Prudential Financial, Inc.	446,869
500	Public Storage REIT	61,865
95,800	Qualcomm, Inc.	4,929,868
5,400	Rockwell Automation, Inc.	346,302
10,900	Rockwell Collins, Inc.	550,014
22,400	RR Donnelley & Sons Co.	341,600
16,700	Schlumberger Ltd.	1,304,604
9,500	Sigma–Aldrich Corp.	611,705
21,200	SLM Corp.	291,076
17,800	Southern Copper Corp.	601,106
22,400	Starbucks Corp.	865,088
24,800	Stryker Corp.	1,211,232
8,500	St Jude Medical, Inc.	387,090
33,142	Supervalu, Inc.	264,142
44,400	Sysco Corp.	1,240,092
9,100	T. Rowe Price Group, Inc.	486,668
24,100	TD Ameritrade Holding Corp.	370,658
14,400	Teradata Corp. *	753,984
4,200	Tiffany & Co.	302,232
4,300	Time Warner Cable, Inc.	281,650
18,200	Travelers Cos., Inc. (The)	918,372
10,000	Union Pacific Corp.	921,700
21,915	UnitedHealth Group, Inc.	1,041,401
21,400	United Technologies Corp.	1,588,950
48,700	Valero Energy Corp.	1,106,464
8,400	Varian Medical Systems, Inc. *	478,464
15,300	Viacom, Inc.-Class B	738,072
15,100	Virgin Media, Inc.	382,936

12	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United States — continued
6,500	Visa, Inc.-Class A	571,220
114,700	Wal–Mart Stores, Inc.	6,103,187
13,000	WellPoint, Inc.	822,900
9,900	Western Digital Corp. *	291,951
15,100	Weyerhaeuser Co. REIT	272,253
4,400	Whiting Petroleum Corp. *	207,284
13,000	Williams Cos., Inc.	350,870
3,800	WW Grainger, Inc.	585,580
3,500	Wynn Resorts Ltd.	541,520
8,100	Yum! Brands, Inc.	440,397

	Total United States	181,108,985

	TOTAL COMMON STOCKS (COST $332,515,380)	328,332,192

	PREFERRED STOCKS — 0.6%

	Germany — 0.6%
5,368	Henkel AG & Co KGaA 1.77%	317,096
13,133	Porsche Automobil Holding SE 1.10%	884,081
5,687	Volkswagen AG 1.97%	945,462

	Total Germany	2,146,639

	TOTAL PREFERRED STOCKS (COST $1,818,180)	2,146,639

	RIGHTS/WARRANTS — 0.0%

	United States — 0.0%
6,727	American International Group, Inc., Warrants, Strike 45.00, Expires 01/19/21 *	50,453

	TOTAL RIGHTS/WARRANTS (COST $125,109)	50,453

See accompanying notes to the financial statements.	13

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		MUTUAL FUNDS — 2.5%

		United States — 2.5%
		Affiliated Issuers
	342,344	GMO U.S. Treasury Fund	8,562,028

		TOTAL MUTUAL FUNDS (COST $8,562,028)	8,562,028

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
AUD	9,498	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	10,153
CAD	9,932	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	10,142
CHF	8,334	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	10,342
DKK	52,392	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	10,102
EUR	9,801	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 09/01/11	14,079
GBP	6,169	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.11%, due 09/01/11	10,013
HKD	250,281	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	32,146
JPY	1,113,280	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	14,539
NOK	59,110	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.05%, due 09/01/11	11,019
SEK	65,337	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	10,303
USD	2,386	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/11	2,386
SGD	173,878	Citibank (New York) Time Deposit, 0.01%, due 09/01/11	144,381
USD	2,355,373	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	2,355,373

		Total Time Deposits	2,634,978

		TOTAL SHORT-TERM INVESTMENTS (COST $2,634,978)	2,634,978

		TOTAL INVESTMENTS — 99.2% (Cost $345,655,675)	341,726,290
		Other Assets and Liabilities (net) — 0.8%	2,585,065

		TOTAL NET ASSETS — 100.0%	$344,311,355

14	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement		Deliver/	Units of		Appreciation
Date	Counterparty	Receive	Currency	Value	(Depreciation)

Buys †
10/21/11	Barclays Bank PLC	CAD	3,146,071	$3,208,826	$11,827
10/21/11	Brown Brothers Harriman & Co.	GBP	1,287,643	2,089,065	(19,515)
10/21/11	JPMorgan Chase Bank, N.A.	GBP	789,209	1,280,408	(11,685)
10/21/11	Morgan Stanley Capital Services Inc.	GBP	2,031,850	3,296,462	(30,020)
10/21/11	Bank of America N.A.	HKD	7,800,772	1,002,414	733
10/21/11	Deutsche Bank AG	HKD	37,993,622	4,882,253	3,865
10/21/11	Royal Bank of Scotland PLC	HKD	33,609,622	4,318,901	2,530
10/21/11	Bank of America N.A.	SEK	12,141,987	1,909,434	31,178
10/21/11	Bank of New York Mellon	SEK	5,162,681	811,877	12,846
10/21/11	Brown Brothers Harriman & Co.	SEK	4,003,522	629,589	6,240
10/21/11	Bank of New York Mellon	SGD	3,066,619	2,547,013	(2,395)
10/21/11	JPMorgan Chase Bank N.A.	SGD	3,392,840	2,817,959	(61)
10/21/11	Morgan Stanley Capital Services Inc.	SGD	1,187,540	986,324	(1,597)
10/21/11	Royal Bank of Scotland PLC	SGD	1,943,689	1,614,352	(618)
10/21/11	State Street Bank and Trust Company	SGD	4,005,840	3,327,093	(2,506)

				$34,721,970	$822

Sales #
10/21/11	Royal Bank of Scotland PLC	CHF	214,708	$266,835	$9,652
10/21/11	Bank of America N.A.	EUR	3,775,970	5,420,883	(1,259)
10/21/11	Brown Brothers Harriman & Co.	EUR	1,803,658	2,589,379	7,600
10/21/11	Deutsche Bank AG	EUR	3,741,878	5,371,939	10,790
10/21/11	Morgan Stanley Capital Services Inc.	EUR	3,356,248	4,818,318	5,234
10/21/11	Bank of New York Mellon	JPY	56,992,510	744,630	(1,379)
10/21/11	JPMorgan Chase Bank, N.A.	JPY	329,719,457	4,307,917	(7,023)

				$23,519,901	$23,615

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	15

GMO Developed World Stock Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
1	FTSE 100	September 2011	$87,274	$3,675
68	FTSE/MIB	September 2011	7,582,510	(2,005,481)
8	MSCI Singapore	September 2011	437,204	19,368
7	S&P 500 E-Mini Index	September 2011	426,213	(31,158)
29	TOPIX	September 2011	2,941,911	(86,690)

			$11,475,112	$(2,100,286)

Sales
108	OMXS 30	September 2011	$1,626,196	$(3,521)
18	SPI 200	September 2011	2,071,669	105,613

			$3,697,865	$102,092

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

16	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $337,093,647) (Note 2)	$333,164,262
Investments in affiliated issuers, at value (cost $8,562,028) (Notes 2 and 10)	8,562,028
Foreign currency, at value (cost $219) (Note 2)	219
Dividends receivable	1,047,447
Foreign taxes receivable	86,954
Unrealized appreciation on open forward currency contracts (Note 4)	102,495
Due from broker on open futures contracts	1,516,568
Receivable for variation margin on open futures contracts (Note 4)	207,796
Receivable for expenses reimbursed by Manager (Note 5)	34,688
Miscellaneous receivable	342

Total assets	344,722,799

Liabilities:
Payable to affiliate for (Note 5):
Management fee	128,313
Shareholder service fee	35,117
Trustees and Trust Officers or agents unaffiliated with the Manager	213
Payable for foreign currency purchased	234
Unrealized depreciation on open forward currency contracts (Note 4)	78,058
Accrued expenses	169,509

Total liabilities	411,444

Net assets	$344,311,355

Net assets consist of:
Paid-in capital	$444,113,125
Accumulated undistributed net investment income	4,773,244
Accumulated net realized loss	(98,678,681)
Net unrealized depreciation	(5,896,333)

$344,311,355

Net assets attributable to:
Class III shares	$159,477,744

Class IV shares	$184,833,611

Shares outstanding:
Class III	9,114,113

Class IV	10,551,887

Net asset value per share:
Class III	$17.50

Class IV	$17.52

See accompanying notes to the financial statements.	17

GMO Developed World Stock Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers (net of withholding taxes of $432,080)	$6,344,886
Dividends from affiliated issuers (Note 10)	3,282
Interest	2,587

Total investment income	6,350,755

Expenses:
Management fee (Note 5)	843,137
Shareholder service fee – Class III (Note 5)	132,376
Shareholder service fee – Class IV (Note 5)	99,113
Custodian and fund accounting agent fees	116,288
Audit and tax fees	39,560
Transfer agent fees	19,964
Legal fees	6,716
Trustees fees and related expenses (Note 5)	2,778
Registration fees	1,012
Miscellaneous	15,441

Total expenses	1,276,385
Fees and expenses reimbursed by Manager (Note 5)	(197,616)
Expense reductions (Note 2)	(5)

Net expenses	1,078,764

Net investment income (loss)	5,271,991

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	9,702,654
Investments in affiliated issuers	5,352
Realized gains distributions from affiliated issuers (Note 10)	543
Futures contracts	(300,911)
Foreign currency, forward contracts and foreign currency related transactions	(140,546)

Net realized gain (loss)	9,267,092

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(43,976,534)
Futures contracts	(2,582,819)
Foreign currency, forward contracts and foreign currency related transactions	171,008

Net unrealized gain (loss)	(46,388,345)

Net realized and unrealized gain (loss)	(37,121,253)

Net increase (decrease) in net assets resulting from operations	$(31,849,262)

18	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,271,991	$7,059,392
Net realized gain (loss)	9,267,092	3,518,289
Change in net unrealized appreciation (depreciation)	(46,388,345)	61,745,938

Net increase (decrease) in net assets from operations	(31,849,262)	72,323,619

Distributions to shareholders from:
Net investment income
Class III	(1,743,567)	(4,894,827)
Class IV	(2,039,662)	(4,765,301)

Total distributions from net investment income	(3,783,229)	(9,660,128)

Net share transactions (Note 9):
Class III	(34,096,050)	6,993,972
Class IV	2,041,398	4,933,764

Increase (decrease) in net assets resulting from net share transactions	(32,054,652)	11,927,736

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	97,310	22,800
Class IV	10	125

Increase in net assets resulting from purchase premiums and redemption fees	97,320	22,925

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(31,957,332)	11,950,661

Total increase (decrease) in net assets	(67,589,823)	74,614,152

Net assets:
Beginning of period	411,901,178	337,287,026

End of period (including accumulated undistributed net investment income of $4,773,244 and $3,284,482, respectively)	$344,311,355	$411,901,178

See accompanying notes to the financial statements.	19

GMO Developed World Stock Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$19.24		$16.28		$11.34		$21.88		$24.58		$22.24

Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.33		0.29		0.51		0.54		0.43
Net realized and unrealized gain (loss)	(1.81)		3.09		5.03		(10.20)		(0.74)		2.84

Total from investment operations	(1.55)		3.42		5.32		(9.69)		(0.20)		3.27

Less distributions to shareholders:
From net investment income	(0.19)		(0.46)		(0.38)		(0.64)		(0.67)		(0.32)
From net realized gains	—		—		—		(0.21)		(1.83)		(0.61)

Total distributions	(0.19)		(0.46)		(0.38)		(0.85)		(2.50)		(0.93)

Net asset value, end of period	$17.50		$19.24		$16.28		$11.34		$21.88		$24.58

Total Return(a)	(8.11	)%**	21.41%		47.03%		(45.56)%		(1.73)%		14.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,478		$210,780		$171,842		$155,560		$309,609		$282,446
Net expenses to average daily net assets	0.60	%(b)(d)*	0.60	%(b)(d)	0.60	%(b)	0.61	%(c)	0.62	%(c)	0.62%
Net investment income (loss) to average daily net assets	2.78	%*	1.93%		1.93%		2.79%		2.15%		1.83%
Portfolio turnover rate	25	%**	34%		47%		50%		53%		43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.11%		0.12%		0.11%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00	(e)	$0.02		$0.01		$0.02		$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Developed World Stock Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$19.26		$16.30		$11.35		$21.90		$24.59		$22.25

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.34		0.30		0.51		0.56		0.45
Net realized and unrealized gain (loss)	(1.81)		3.09		5.04		(10.20)		(0.74)		2.82

Total from investment operations	(1.54)		3.43		5.34		(9.69)		(0.18)		3.27

Less distributions to shareholders:
From net investment income	(0.20)		(0.47)		(0.39)		(0.65)		(0.68)		(0.32)
From net realized gains	—		—		—		(0.21)		(1.83)		(0.61)

Total distributions	(0.20)		(0.47)		(0.39)		(0.86)		(2.51)		(0.93)

Net asset value, end of period	$17.52		$19.26		$16.30		$11.35		$21.90		$24.59

Total Return(a)	(8.09	)%**	21.44%		47.16%		(45.52)%		(1.66)%		14.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184,834		$201,121		$165,445		$112,438		$206,408		$209,937
Net expenses to average daily net assets	0.55	%(b)(d)*	0.55	%(b)(d)	0.55	%(b)	0.56	%(c)	0.57	%(c)	0.57%
Net investment income (loss) to average daily net assets	2.84	%*	1.98%		1.94%		2.82%		2.22%		1.93%
Portfolio turnover rate	25	%**	34%		47%		50%		53%		43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.11%		0.12%		0.11%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.00	(e)	—(f	)	—(f	)	—(f	)	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
(f)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	21

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Developed World Stock Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return.  The Manager seeks to achieve the Fund’s investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index.

The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stock” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity

22

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of

23

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	42.1%

Futures Contracts	(0.6)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

24

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$2,697,910	$—	$2,697,910
Austria	—	924,766	—	924,766
Belgium	—	336,731	—	336,731
Canada	4,278,375	—	—	4,278,375
France	—	19,365,490	—	19,365,490
Germany	—	13,778,931	—	13,778,931
Greece	—	243,171	—	243,171
Hong Kong	—	547,754	—	547,754
Ireland	—	1,522,712	—	1,522,712
Italy	—	13,845,108	—	13,845,108
Japan	—	34,175,447	—	34,175,447
Singapore	—	7,025,116	—	7,025,116
Spain	—	9,023,682	—	9,023,682
Sweden	—	2,432,516	—	2,432,516
Switzerland	—	2,333,610	—	2,333,610
United Kingdom	—	34,691,888	—	34,691,888
United States	181,108,985	—	—	181,108,985

TOTAL COMMON STOCKS	185,387,360	142,944,832	—	328,332,192

Preferred Stocks
Germany	—	2,146,639	—	2,146,639

TOTAL PREFERRED STOCKS	—	2,146,639	—	2,146,639

Rights/Warrants
United States	—	50,453	—	50,453

TOTAL RIGHTS/WARRANTS	—	50,453	—	50,453

25

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds
United States	$8,562,028	$—	$—	$8,562,028

TOTAL MUTUAL FUNDS	8,562,028	—	—	8,562,028

Short-Term Investments	2,634,978	—	—	2,634,978

Total Investments	196,584,366	145,141,924	—	341,726,290

Derivatives *
Forward Currency Contracts Foreign Currency risk	—	102,495	—	102,495
Futures Contracts Equity risk	—	128,656	—	128,656

Total Derivatives	—	231,151	—	231,151

Total	$196,584,366	$145,373,075	$—	$341,957,441

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts Foreign Currency risk	$—	$(78,058)	$—	$(78,058)
Futures Contracts Equity risk	(31,158)	(2,095,692)	—	(2,126,850)

Total Derivatives	(31,158)	(2,173,750)	—	(2,204,908)

Total	$(31,158)	$(2,173,750)	$—	$(2,204,908)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

*	Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a

26

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

27

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(12,590,155)
February 28, 2018	(76,431,352)
February 28, 2019	(13,491,492)

Total	$(102,512,999)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$352,414,349	$30,966,237	$(41,654,296)	$(10,688,059)

28

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

29

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.25% of the amount invested or redeemed. An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

Purchase premiums and redemption fees are paid to and retained by the Fund (and are allocated pro rata among the classes) to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption, by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

30

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest

31

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange

32

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under

33

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse

34

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily

35

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales

36

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

37

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated

38

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$50,453	$—	$50,453
Unrealized appreciation on forward currency contracts	—	102,495	—	—	—	102,495
Unrealized appreciation on futures contracts *	—	—	—	128,656	—	128,656

Total	$—	$102,495	$—	$179,109	$—	$281,604

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(78,058)	$—	$—	$—	$(78,058)
Unrealized depreciation on futures contracts *	—	—	—	(2,126,850)	—	(2,126,850)

Total	$—	$(78,058)	$—	$(2,126,850)	$—	$(2,204,908)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$4	$—	$4
Forward currency contracts	—	(123,423)	—	—	—	(123,423)
Futures contracts	—	—	—	(300,911)	—	(300,911)

Total	$—	$(123,423)	$—	$(300,907)	$—	$(424,330)

39

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧: — continued

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$(27,580)	$—	$(27,580)
Forward currency contracts	—	171,008	—	—	—	171,008
Futures contracts	—	—	—	(2,582,819)	—	(2,582,819)

Total	$—	$171,008	$—	$(2,610,399)	$—	$(2,439,391)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward		Rights
	Currency	Futures	and/or
	Contracts	Contracts	Warrants

Average amount outstanding	$64,508,618	$16,673,173	$83,241

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.45% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and

40

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $2,778 and $1,365, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and interest	Indirect Shareholder
expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $95,548,438 and $129,837,879, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

41

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 78.75% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.01% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	91,156	$1,745,625	350,679	$6,192,421
Shares issued to shareholders in reinvestment of distributions	70,716	1,332,295	227,058	3,832,385
Shares repurchased	(2,003,664)	(37,173,970)	(176,281)	(3,030,834)
Purchase premiums	—	4,375	—	15,520
Redemption fees	—	92,935	—	7,280

Net increase (decrease)	(1,841,792)	$(33,998,740)	401,456	$7,016,772

42

GMO Developed World Stock Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	143	$2,739	9,942	$168,463
Shares issued to shareholders in reinvestment of distributions	108,147	2,039,662	281,957	4,765,301
Shares repurchased	(50)	(1,003)	—	—
Purchase premiums	—	7	—	125
Redemption fees	—	3	—	—

Net increase (decrease)	108,240	$2,041,408	291,899	$4,933,889

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$11,923,000	$22,164,000	$25,530,304	$3,282	$543	$8,562,028

Totals	$11,923,000	$22,164,000	$25,530,304	$3,282	$543	$8,562,028

43

GMO Developed World Stock Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

44

GMO Developed World Stock Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

45

GMO Developed World Stock Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

46

GMO Developed World Stock Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

47

GMO Developed World Stock Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.60%	$1,000.00	$918.90	$2.89
2) Hypothetical	0.60%	$1,000.00	$1,022.12	$3.05

Class IV

1) Actual	0.55%	$1,000.00	$919.10	$2.65
2) Hypothetical	0.55%	$1,000.00	$1,022.37	$2.80

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

48

GMO Domestic Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.8%
Short-Term Investments	6.3
Swap Agreements	(0.0)∧
Other	(0.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
∧	Rounds to 0.0%.

1

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) /
Shares	Description	Value ($)
	DEBT OBLIGATIONS — 9.9%

	Corporate Debt — 2.6%
9,312,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	9,736,674

	U.S. Government — 7.1%
27,031,320	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a)	27,430,464

	U.S. Government Agency — 0.2%
503,093	Agency for International Development Floater (Support of Jamaica), 6 mo. U.S. Treasury Bill + 0.79%, 0.80%, due 03/30/19 (b)	488,482
233,336	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.05%, due 01/01/12 (b)	232,123

	Total U.S. Government Agency	720,605

	TOTAL DEBT OBLIGATIONS (COST $37,602,651)	37,887,743

	MUTUAL FUNDS — 85.2%

	Affiliated Issuers — 85.2%
45,578,624	GMO Short-Duration Collateral Fund	327,710,310
1,483	GMO Special Purpose Holding Fund (c)	637
16,817	GMO U.S. Treasury Fund	420,599

	TOTAL MUTUAL FUNDS (COST $349,226,550)	328,131,546

	SHORT-TERM INVESTMENTS — 5.1%

	Money Market Funds — 5.1%
19,682,545	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	19,682,545

	TOTAL SHORT-TERM INVESTMENTS (COST $19,682,545)	19,682,545

	TOTAL INVESTMENTS — 100.2% (Cost $406,511,746)	385,701,834
	Other Assets and Liabilities (net)— (0.2%)	(596,092)

	Net Assets — 100.0%	385,105,742

2	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Swap Agreements

Credit Default Swaps

Maximum
Potential
Amount of
Future
								Payments	Net
						Implied		by the Fund	Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the	Appreciation/
Amount		Date	Counterparty	(Pay)	Premium	Spread (1)	Entity	Contract (2)	(Depreciation)

11,500,000	USD	3/20/2013	Barclays Bank PLC	(Pay)	0.61%	1.25%	Healthcare Care Properties	NA	$99,876

Premiums to (Pay) Receive									$—

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	3

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

MTN - Medium Term Note
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(c)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

Currency Abbreviations:

USD - United States Dollar

4	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $57,285,196) (Note 2)	$57,570,288
Investments in affiliated issuers, at value (cost $349,226,550) (Notes 2 and 10)	328,131,546
Dividends and interest receivable	210,613
Receivable for open swap contracts (Note 4)	99,876
Receivable for expenses reimbursed by Manager (Note 5)	32,309

Total assets	386,044,632

Liabilities:
Payable for Fund shares repurchased	796,952
Payable to affiliate for (Note 5):
Management fee	33,124
Shareholder service fee	24,884
Trustees and Trust Officers or agents unaffiliated with the Manager	258
Accrued expenses	83,672

Total liabilities	938,890

Net assets	$385,105,742

Net assets consist of:
Paid-in capital	$427,104,140
Accumulated undistributed net investment income	54,667
Accumulated net realized loss	(21,343,029)
Net unrealized depreciation	(20,710,036)

$385,105,742

Net assets attributable to:
Class III shares	$81,753,788

Class VI shares	$303,351,954

Shares outstanding:
Class III	24,431,459

Class VI	90,424,893

Net asset value per share:
Class III	$3.35

Class VI	$3.35

See accompanying notes to the financial statements.	5

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$2,399,499
Interest	902,290
Dividends from unaffiliated issuers	124

Total investment income	3,301,913

Expenses:
Management fee (Note 5)	231,430
Shareholder service fee – Class III (Note 5)	73,705
Shareholder service fee – Class VI (Note 5)	100,261
Custodian, fund accounting agent and transfer agent fees	36,064
Audit and tax fees	27,232
Legal fees	10,672
Trustees fees and related expenses (Note 5)	3,475
Registration fees	2,659
Miscellaneous	9,128

Total expenses	494,626
Fees and expenses reimbursed by Manager (Note 5)	(197,586)

Net expenses	297,040

Net investment income (loss)	3,004,873

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	14,971
Investments in affiliated issuers	72
Realized gains distributions from affiliated issuers (Note 10)	30
Swap contracts	(35,465)

Net realized gain (loss)	(20,392)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(759,882)
Investments in affiliated issuers	(9,116,088)
Swap contracts	170,750

Net unrealized gain (loss)	(9,705,220)

Net realized and unrealized gain (loss)	(9,725,612)

Net increase (decrease) in net assets resulting from operations	$(6,720,739)

6	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,004,873	$8,567,060
Net realized gain (loss)	(20,392)	(1,692,963)
Change in net unrealized appreciation (depreciation)	(9,705,220)	45,516,138

Net increase (decrease) in net assets from operations	(6,720,739)	52,390,235

Distributions to shareholders from (Note 2):
Net investment income
Class III	(598,693)	(1,756,513)
Class VI	(2,371,307)	(6,704,779)

Total distributions from net investment income	(2,970,000)	(8,461,292)

Return of capital
Class III	(28,017,215)	(49,386,398)
Class VI	(104,012,786)	(176,952,317)

Total distributions from return of capital	(132,030,001)	(226,338,715)

	(135,000,001)	(234,800,007)

Net share transactions (Note 9):
Class III	(8,577,390)	(13,361,510)
Class VI	(3,679,254)	(53,179,239)

Increase (decrease) in net assets resulting from net share transactions	(12,256,644)	(66,540,749)

Total increase (decrease) in net assets	(153,977,384)	(248,950,521)

Net assets:
Beginning of period	539,083,126	788,033,647

End of period (including accumulated undistributed net investment income of $54,667 and $19,794, respectively)	$385,105,742	$539,083,126

See accompanying notes to the financial statements.	7

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007

Net asset value, beginning of period	$4.57		$5.99		$7.99	$9.47		$9.81		$9.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02		0.06		0.09	0.39		0.42		0.43
Net realized and unrealized gain (loss)	(0.08)		0.34		1.33	(1.36)		(0.01)		0.06

Total from investment operations	(0.06)		0.40		1.42	(0.97)		0.41		0.49

Less distributions to shareholders:
From net investment income	(0.02)		(0.06)		(0.16)	(0.50)		(0.75)		(0.49)
From net realized gains	—		—		(0.46)	(0.01)		—		—
Return of capital	(1.14)		(1.76)		(2.80)	—		—		—

Total distributions	(1.16)		(1.82)		(3.42)	(0.51)		(0.75)		(0.49)

Net asset value, end of period	$3.35		$4.57		$5.99	$7.99		$9.47		$9.81

Total Return(b)	(1.54	)%**	8.19%		23.87%	(10.39)%		4.35%		5.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,754		$120,397		$173,619	$337,524		$144,286		$94,159
Net expenses to average daily net assets(c)	0.20	%*	0.20	%(d)	0.21%	0.26	%(d)	0.25	%(d)	0.25%
Net investment income (loss) to average daily net assets(a)	1.21	%*	1.25%		1.37%	4.43%		4.28%		4.42%
Portfolio turnover rate	1	%**	8%		30%	68%		22%		17%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.08%		0.07%	0.02%		0.03%		0.03%
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (e)	$0.00	(e)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007

Net asset value, beginning of period	$4.58		$5.99		$7.99	$9.48		$9.82		$9.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.07		0.09	0.44		0.57		0.48
Net realized and unrealized gain (loss)	(0.10)		0.35		1.33	(1.41)		(0.15)		0.02

Total from investment operations	(0.07)		0.42		1.42	(0.97)		0.42		0.50

Less distributions to shareholders:
From net investment income	(0.02)		(0.07)		(0.17)	(0.51)		(0.76)		(0.50)
From net realized gains	—		—		(0.46)	(0.01)		—		—
Return of capital	(1.14)		(1.76)		(2.79)	—		—		—

Total distributions	(1.16)		(1.83)		(3.42)	(0.52)		(0.76)		(0.50)

Net asset value, end of period	$3.35		$4.58		$5.99	$7.99		$9.48		$9.82

Total Return(b)	(1.79	)%**	8.46%		23.87%	(10.40)%		4.42%		5.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,352		$418,686		$614,415	$720,731		$581,526		$327,796
Net expenses to average daily net assets(c)	0.11	%*	0.11	%(d)	0.12%	0.16	%(d)	0.16	%(d)	0.16%
Net investment income (loss) to average daily net assets(a)	1.32	%*	1.33%		1.43%	5.02%		5.87%		4.85%
Portfolio turnover rate	1	%**	8%		30%	68%		22%		17%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.08%		0.08%	0.02%		0.03%		0.03%
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (e)	$0.00	(e)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	9

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Domestic Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund’s investment objective is total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter (“OTC”) derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of GMO Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities).

The Fund has also invested in and may continue to hold: U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities); derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps and other swap contracts; shares of GMO U.S. Treasury Fund (for cash management purposes); and foreign bonds.

Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (also known as “junk bonds”). The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in bonds tied economically to the U.S. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

As of August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

10

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Since April 2009, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2011, shares of SCDF and GMO Special Purpose Holding Fund (“SPHF”) were not publicly available for direct purchase.

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 2.8% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

11

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held indirectly for which no alternative pricing source was available represented 9.8% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities by using an estimated specified spread above the LIBOR rate.

12

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Corporate Debt	$—	$9,736,674	$—	$9,736,674
U.S. Government	—	27,430,464	—	27,430,464
U.S. Government Agency	—	—	720,605	720,605

TOTAL DEBT OBLIGATIONS	—	37,167,138	720,605	37,887,743

Mutual Funds	328,130,909	637	—	328,131,546
Short-Term Investments	19,682,545	—	—	19,682,545

Total Investments	347,813,454	37,167,775	720,605	385,701,834

Derivatives *
Swap Agreements
Credit Risk	—	99,876	—	99,876

Total	$347,813,454	$37,267,651	$720,605	$385,801,710

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 63.2% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

13

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
										Investments
	Balances					Change in			Balances	Still
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Debt Obligations
U.S. Government Agency	$983,567	$—	$(264,791)	$25	$(16)	$1,820	$—	$—	$720,605	$1,820

Total	$983,567	$—	$(264,791)	$25	$(16)	$1,820	$—	$—	$720,605	$1,820

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be

14

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). As of August 31, 2011, all distributions have been paid in cash. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or

15

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes. Such amounts are estimated for the six months ended August 31, 2011.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $797,187.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(3,229,648)
February 28, 2019	(814,498)

Total	$(4,044,146)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$422,986,875	$429,884	$(37,714,925)	$(37,285,041)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did

16

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

17

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

18

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of

19

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The

20

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

21

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

22

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are

23

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

24

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap

25

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used credit default swap agreements to provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of

26

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on swap agreements	$—	$—	$99,876	$—	$—	$99,876

Total	$—	$—	$99,876	$—	$—	$99,876

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Swap agreements	$—	$—	$(35,465)	$—	$—	$(35,465)

Total	$—	$—	$(35,465)	$—	$—	$(35,465)

Change in Unrealized Appreciation (Depreciation) on:
Swap agreements	$—	$—	$170,750	$—	$—	$170,750

Total	$—	$—	$170,750	$—	$—	$170,750

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The derivative financial instruments outstanding as of period end (as disclosed in the Schedule of Investments) serve as indicators of the volume of derivative activity for the Fund during the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.10% of average daily net assets. The Manager has voluntarily agreed to waive the Fund’s management fee by 0.05% and to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets (excluding the Fund’s Excluded Fund Fees

27

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and Expenses described below). The Manager may change or terminate these voluntary waivers and reimbursements at any time, and these voluntary waivers and reimbursements are in addition to the Manager’s contractual expense reimbursement agreement described below. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.10% of the Fund’s average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class’s shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.10% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $3,475 and $1,768, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

28

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.003%	0.000%	0.000%	0.003%

6.	Purchases and sales of securities

For the period ended August 31, 2011, cost of purchases and proceeds from sales of securities, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$1,402,202
Investments (non-U.S. Government securities)	3,110,000	17,353,000

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 89.08% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. One of the shareholders is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, none of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 99.47% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

29

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	466,901	$1,676,175	—	$—
Shares repurchased	(2,370,324)	(10,253,565)	(2,670,650)	(13,361,510)

Net increase (decrease)	(1,903,423)	$(8,577,390)	(2,670,650)	$(13,361,510)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares repurchased	(996,368)	(3,679,254)	(11,101,709)	(53,179,239)

Net increase (decrease)	(996,368)	$(3,679,254)	(11,101,709)	$(53,179,239)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Short-Duration Collateral Fund	$473,106,122	$—	$—	$2,399,147	$—	$136,279,830	$327,710,310
GMO Special Purpose Holding Fund	741	—	—	—	—	—	637
GMO U.S. Treasury Fund	14,663,527	3,110,000	17,353,000	352	30	—	420,599

Totals	$487,770,390	$3,110,000	$17,353,000	$2,399,499	$30	$136,279,830	$328,131,546

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2012.

30

GMO Domestic Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

31

GMO Domestic Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

32

GMO Domestic Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

33

GMO Domestic Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

34

GMO Domestic Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.20%	$1,000.00	$984.60	$1.00
2) Hypothetical	0.20%	$1,000.00	$1,024.13	$1.02

Class VI

1) Actual	0.11%	$1,000.00	$982.10	$0.55
2) Hypothetical	0.11%	$1,000.00	$1,024.58	$0.56

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

35

GMO Emerging Countries Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	87.9%
Preferred Stocks	9.7
Investment Funds	1.0
Mutual Funds	0.3
Short-Term Investments	0.2
Other	0.9

100.0%

Country Summary*	% of Investments
Brazil	17.3%
South Korea	17.2
China	14.5
Russia	13.4
Taiwan	10.3
Indonesia	4.9
Thailand	4.8
India	3.1
Poland	2.7
South Africa	2.2
Turkey	2.2
Czech Republic	1.6
Egypt	1.5
Hungary	1.4
Mexico	1.2
Philippines	0.9
Malaysia	0.3
Chile	0.2
Morocco	0.2
Sri Lanka	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO Emerging Countries Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Energy	21.4%
Banks	17.2
Materials	16.0
Telecommunication Services	15.0
Semiconductors & Semiconductor Equipment	5.4
Technology Hardware & Equipment	4.1
Automobiles & Components	3.9
Utilities	3.7
Capital Goods	2.8
Software & Services	2.2
Food, Beverage & Tobacco	1.9
Real Estate	1.2
Insurance	1.1
Diversified Financials	1.0
Consumer Durables & Apparel	0.5
Retailing	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Food & Staples Retailing	0.4
Consumer Services	0.4
Media	0.2
Health Care Equipment & Services	0.2
Household & Personal Products	0.2
Transportation	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 87.9%

	Brazil — 9.3%
44,102	Banco Bradesco ADR	787,221
242,600	Banco do Brasil SA	4,072,035
8,000	Banco Santander Brasil SA ADR	76,960
40,100	BR Malls Participacoes SA	447,123
19,260	Brasil Telecom SA ADR	437,395
2,600	Braskem SA Sponsored ADR	61,854
2,100	Centrais Eletricas Brasileiras SA ADR	28,287
21,470	Centrais Eletricas Brasileiras SA Sponsored ADR	223,932
9,500	CETIP SA	148,596
20,809	Cia de Saneamento Basico do Estado de Sao Paulo	601,303
4,760	Cia de Saneamento Basico do Estado de Sao Paulo ADR	274,462
22,800	Cia de Saneamento de Minas Gerais-Copasa MG *	448,294
4,500	Cia Paranaense de Energia Sponsored ADR	99,090
17,200	Cielo SA	441,912
20,400	Companhia Energetica de Minas Gerais Sponsored ADR	385,968
27,900	Cyrela Brazil Realty SA	264,471
27,300	Electrobras (Centro)	279,534
58,300	Gerdau SA	418,600
17,760	Gerdau SA Sponsored ADR	153,269
124,190	Itau Unibanco Holding SA ADR	2,255,290
30,000	Light SA	516,364
5,300	MPX Mineracao e Energia SA *	124,518
7,900	MRV Engenharia e Participacoes SA	66,499
118,430	Petroleo Brasileiro SA (Petrobras) ADR	3,440,391
9,300	Porto Seguro SA	115,673
37,700	Redecard SA	580,219
11,800	Sul America SA	131,202
16,960	Telecomunicacoes de Sao Paulo SA ADR	538,819
4,538	Tim Participacoes SA ADR	141,313
12,200	Ultrapar Participacoes SA	212,977
13,900	Ultrapar Participacoes SA Sponsored ADR	246,586
17,500	Usinas Siderurgicas de Minas Gerais SA	250,094
5,500	Usinas Siderurgicas de Minas Gerais SA Sponsored ADR	41,415

See accompanying notes to the financial statements.	3

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
15,900	Vale SA	447,465
113,100	Vale SA Sponsored ADR	3,193,944

	Total Brazil	21,953,075

	Chile — 0.2%
560	Embotelladora Andina SA ADR Class B	15,339
15,206	Empresa National de Telecomunicaciones SA	336,226

	Total Chile	351,565

	China — 14.2%
184,000	Agile Property Holdings Ltd	249,947
475,000	Agricultural Bank of China Ltd Class H	229,142
54,500	Anhui Conch Cement Co Ltd Class H	228,261
1,200	Baidu Inc Sponsored ADR *	174,936
3,959,000	Bank of China Ltd Class H	1,642,049
958,100	Bank of Communications Co Ltd Class H	711,151
117,000	Belle International Holdings Ltd	240,573
654,000	China CITIC Bank Class H *	352,378
318,900	China Coal Energy Co Class H	430,153
471,200	China Communication Services Corp Ltd Class H	239,210
763,000	China Communications Construction Co Ltd Class H	554,854
1,359,000	China Construction Bank Class H	1,011,404
1,400	China Life Insurance Co Ltd ADR	53,144
97,000	China Life Insurance Co Ltd Class H	245,889
18,438	China Merchants Holdings International Co Ltd	55,162
221,500	China Minsheng Banking Corp Ltd	183,744
555,964	China Mobile Ltd	5,686,707
13,982	China Mobile Ltd Sponsored ADR	715,459
186,000	China National Building Material Co Ltd Class H	313,915
14,000	China Overseas Land & Investment Ltd	29,949
14,800	China Pacific Insurance Group Co Ltd	58,182
3,175,083	China Petroleum & Chemical Corp Class H	3,128,231
201,000	China Shenhua Energy Co Ltd Class H	938,327
76,000	China State Construction International Holdings Ltd	60,692

4	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	China — continued
500	China Telecom Corp Ltd ADR	32,965
3,031,900	China Telecom Corp Ltd Class H	1,993,807
904,000	China Unicom Hong Kong Ltd	1,894,488
14,600	China Unicom Hong Kong Ltd ADR	308,790
14,000	China Yurun Food Group Ltd	31,954
188,200	Citic Pacific Ltd	382,539
6,000	CNOOC Ltd	12,197
2,880	CNOOC Ltd ADR	585,187
192,000	Cosco Pacific Ltd	264,209
640,000	Country Garden Holdings Co	285,449
234,000	Dongfeng Motor Group Co Ltd Class H	374,930
229,000	Evergrande Real Estate Group Ltd	141,646
544,000	GCL-Poly Energy Holdings Ltd	241,991
711,000	GOME Electrical Appliances Holdings Ltd	308,395
46,000	Guangzhou R&F Properties Co Ltd Class H	55,674
36,000	Hengan International Group Co Ltd	308,765
318,000	Hopson Development Holdings Ltd	256,390
3,222,000	Industrial and Commercial Bank of China Ltd Class H	2,121,675
14,500	Inner Mongolia Yitai Coal Co Class B	82,750
125,775	Jiangxi Copper Co Ltd Class H	362,163
336,000	Lenovo Group Ltd	225,783
129,070	Lianhua Supermarket Holdings Co Ltd	220,989
139,500	Longfor Properties	202,600
8,500	Netease.Com Inc ADR *	429,760
41,000	Nine Dragons Paper Holdings Ltd	29,504
1,000	PetroChina Co Ltd ADR	128,500
1,650,315	PetroChina Co Ltd Class H	2,098,370
122,000	PICC Property & Casualty Co Ltd Class H	215,645
52,000	Ping An Insurance (Group) Co of China Ltd Class H	417,037
23,000	Shanghai Industrial Holdings Ltd	76,095
102,251	Sino-Ocean Land Holdings Ltd	48,477
2,600	Sohu.com, Inc. *	212,550
1,100	Tencent Holdings Ltd	26,245
120,000	Tingyi (Cayman Islands) Holding Corp	338,438

See accompanying notes to the financial statements.	5

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	China — continued
365,000	Want Want China Holdings Ltd	303,403
137,000	Yangzijiang Shipbuilding Holdings Ltd	131,970
100,000	Yanzhou Coal Mining Co Ltd Class H	291,341
3,800	Yanzhou Coal Mining Co Ltd Sponsored ADR	110,428
794,000	Zijin Mining Group Co Ltd Class H	372,604

	Total China	33,459,162

	Czech Republic — 1.6%
47,293	CEZ AS	2,219,593
4,017	Komercni Banka AS	846,221
4,045	Pegas Nonwovens SA	110,790
356	Philip Morris CR AS	224,286
12,508	Telefonica 02 Czech Republic AS	319,718

	Total Czech Republic	3,720,608

	Egypt — 1.5%
14,835	Alexandria Mineral Oils Co	162,679
142,606	Commercial International Bank	663,129
2,155	EFG-Hermes Holding GDR *	11,883
53,230	EFG-Hermes Holding SAE *	147,236
8,394	Egyptian Co for Mobile Services	140,061
60,139	Egyptian Kuwaiti Holding Co SAE	70,516
28,313	ElSwedy Electric Co	127,632
11,890	Orascom Construction Industries	480,134
908	Orascom Construction Industries GDR	37,040
670,080	Orascom Telecom Holding SAE *	399,431
104,741	Orascom Telecom Holding SAE GDR (Registered Shares) *	310,671
19,791	Oriental Weavers Co	100,041
51,980	Sidi Kerir Petrochemicals Co	119,353
131,908	South Valley Cement	87,190
285,006	Talaat Moustafa Group *	189,575
204,104	Telecom Egypt	515,671

	Total Egypt	3,562,242

6	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Hungary — 1.3%
1,327	Egis Gyogyszergyar Nyrt	112,149
136,180	Magyar Telekom Nyrt	365,900
377	MOL Hungarian Oil and Gas Nyrt *	34,748
112,391	OTP Bank Nyrt	2,455,568
923	Richter Gedeon Nyrt	170,662

	Total Hungary	3,139,027

	India — 3.0%
2,781	ACC Ltd	61,387
12,182	Ambuja Cements Ltd	35,398
90,679	Aurobindo Pharma Ltd	249,956
5,081	Bharat Petroleum Corp Ltd	74,398
49,523	Bharti Airtel Ltd	436,085
9,575	Cairn India Ltd *	58,364
5,619	Canara Bank Ltd	52,073
48,276	Essar Oil Ltd *	93,702
9,017	Grasim Industries Ltd * (a)	447,129
7,654	HCL Technologies Ltd	69,336
49,491	Hindustan Zinc Ltd	140,478
105,561	Idea Cellular Ltd *	230,471
11,693	Indian Oil Corp Ltd	77,947
3,816	Infosys Technologies Ltd	197,051
8,260	Infosys Technologies Ltd Sponsored ADR	426,381
32,588	Ipca Laboratories Ltd	219,769
19,867	Mphasis Ltd	154,043
74,980	Oil & Natural Gas Corp Ltd	430,593
25,779	Reliance Communications Ltd	44,827
33,396	Reliance Industries Ltd	572,862
1,402	Reliance Industries Ltd Sponsored GDR,144A	48,428
109,352	Sesa Goa Ltd	564,696
198,925	Shree Renuka Sugars Ltd	251,026
46,668	Steel Authority of India Ltd	109,917
131,855	Sterlite Industries India Ltd	376,648

See accompanying notes to the financial statements.	7

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	India — continued
2,900	Sterlite Industries India Ltd ADR	33,611
51,432	Tata Consultancy Services Ltd	1,173,277
24,251	Tata Steel Ltd	248,197
17,043	Wipro Ltd	124,908
6,500	Wipro Ltd ADR	64,870

	Total India	7,067,828

	Indonesia — 4.8%
51,500	Astra Agro Lestari Tbk PT	133,729
602,000	Astra International Tbk PT	4,828,977
98,000	Bank Central Asia Tbk PT	94,535
229,500	Bank Danamon Indonesia Tbk PT	144,285
1,040,172	Bank Mandiri Tbk PT	864,077
673,000	Bank Negara Indonesia (Persero) Tbk PT	336,188
1,687,500	Bank Rakyat Tbk PT	1,350,789
64,500	Bumi Resources Tbk PT	19,930
574,000	Indofood Sukses Makmur Tbk PT	418,569
90,500	Indosat Tbk PT	57,190
732,500	Kalbe Farma Tbk PT	308,664
825,500	Perusahaan Gas Negara PT	297,067
139,000	Tambang Batubara Bukit Asam Tbk PT	319,438
1,280,500	Telekomunikasi Indonesia Tbk PT	1,106,312
15,700	Telekomunikasi Indonesia Tbk PT Sponsored ADR	537,254
167,575	United Tractors Tbk PT	477,770

	Total Indonesia	11,294,774

	Malaysia — 0.3%
36,200	AirAsia Berhad	40,837
190,300	AMMB Holdings Berhad	408,737
82,860	Genting Berhad	264,108
64,900	Landmarks Berhad *	25,097
12,900	Petronas Chemicals Group Bhd	27,265

	Total Malaysia	766,044

8	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Mexico — 1.2%
58,140	America Movil SAB de CV Class L ADR	1,486,058
37,200	Grupo Financiero Banorte SAB de CV Class O	150,598
63,700	Grupo Televisa SA-Series CPO	282,867
50,645	Telefonos de Mexico SAB de CV Class L Sponsored ADR	866,536

	Total Mexico	2,786,059

	Morocco — 0.2%
537	Attijariwafa Bank	26,185
27,286	Maroc Telecom	499,482

	Total Morocco	525,667

	Philippines — 0.9%
123,600	Alliance Global Group Inc	30,347
2,118,500	Lopez Holding Corp *	251,615
132,007	Metropolitan Bank & Trust Co	228,858
16,945	Philippine Long Distance Telephone Co	948,679
8,790	Philippine Long Distance Telephone Co Sponsored ADR	506,831
80,000	Universal Robina Corp	75,160
315,000	Vista Land & Lifescapes Inc	23,902

	Total Philippines	2,065,392

	Poland — 2.6%
4,932	Asseco Poland SA	72,707
24,978	Grupa Lotos SA *	267,322
69,852	KGHM Polska Miedz SA	4,238,901
72,081	PGE SA	516,028
18,139	Polski Koncern Naftowy Orlen SA *	249,916
40,398	Polskie Gornictwo Naftowe i Gazownictwo SA	57,064
183,198	Tauron Polska Energia SA	339,264
83,774	Telekomunikacja Polska SA	502,735

	Total Poland	6,243,937

See accompanying notes to the financial statements.	9

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Russia — 12.0%
3,979	Cherepovets MK Severstal GDR (Registered Shares)	61,804
48,840	Gazprom Neft Class S	214,046
6,614	Gazprom Neft JSC Sponsored ADR	144,991
841,380	Gazprom OAO Sponsored ADR	10,454,995
46,022	KamAZ *	76,421
85,011	Lukoil OAO ADR	5,111,539
22,323	Magnit OJSC Sponsored GDR (Registered Shares)	529,732
21,347	Magnitogorsk Iron & Steel Works Sponsored GDR (Registered Shares)	169,824
15,190	Mechel Sponsored ADR	286,483
55,537	MMC Norilsk Nickel JSC ADR	1,390,483
10,607	NovaTek OAO Sponsored GDR (Registered Shares)	1,441,916
39,599	OAO Tatneft Sponsored GDR (Registered Shares)	1,344,284
433,884	Rosneft OJSC GDR (Registered Shares)	3,416,855
134,828	Sberbank Sponsored ADR *	1,603,105
135,350	Surgutneftegas Sponsored ADR	1,153,959
12,206	Tatneft	66,631
57,000	United Co RUSAL Plc *	62,228
16,115	Uralkali Sponsored GDR (Registered Shares)	811,931

	Total Russia	28,341,227

	South Africa — 2.1%
14,825	Absa Group Ltd	295,071
15,400	African Bank Investments Ltd	78,062
5,967	ArcelorMittal South Africa Ltd	52,827
115,599	Aveng Ltd	561,215
10,898	Bidvest Group Ltd	244,018
190,276	FirstRand Ltd	547,760
46,225	MTN Group Ltd	950,902
8,464	Murray & Roberts Holdings Ltd	33,611
13,304	Nedbank Group Ltd	269,995
6,325	Remgro Ltd	103,018
31,607	RMB Holdings Ltd	114,793

10	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
20,646	Sanlam Ltd	80,392
709	Sasol Ltd	34,180
15,553	Shoprite Holdings Ltd	244,773
128,128	Telkom South Africa Ltd	655,141
21,286	Vodacom Group Ltd	274,586
31,400	Wilson Bayly Holmes-Ovcon Ltd	456,864

	Total South Africa	4,997,208

	South Korea — 15.7%
22	Amorepacific Corp	23,959
22,679	BS Financial Group Inc *	283,969
807	CJ CheilJedang Corp	248,215
31,302	DGB Financial Group Inc *	454,779
8,830	Dongbu Insurance Co Ltd	429,890
8,783	GS Holdings Corp	601,063
37,062	Hana Financial Group Inc	1,257,251
2,280	Hankook Tire Co Ltd	85,887
8,584	Hanwha Chemical Corp	298,363
18,477	Hanwha Corp	701,040
875	Honam Petrochemical Corp	295,278
38,769	Hynix Semiconductor Inc	700,162
5,476	Hyosung Corp	407,083
271	Hyundai Department Store Co Ltd	45,987
2,790	Hyundai Heavy Industries Co Ltd	914,886
8,287	Hyundai Hysco	374,708
3,155	Hyundai Mipo Dockyard	408,754
4,443	Hyundai Mobis	1,416,533
5,513	Hyundai Motor Co	1,058,626
4,820	Hyundai Steel Co	494,077
76,105	Industrial Bank of Korea	1,151,507
9,737	INTOPS Co Ltd	162,412
21,108	Kangwon Land Inc	552,675
17,124	KB Financial Group Inc	710,330

See accompanying notes to the financial statements.	11

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
769	KCC Corp	216,008
10,720	Kia Motors Corp	716,139
108,740	Korea Exchange Bank	828,023
6,446	Korea Investment Holdings Co Ltd	235,545
2,201	Korea Kumho Petrochemical Co Ltd	379,942
1,676	Korea Zinc Co Ltd	663,577
13,260	KT Corp	458,332
12,100	KT Corp Sponsored ADR	206,789
30,592	KT&G Corp	1,971,947
734	LG Chem Ltd	262,519
3,500	LG Display Co Ltd ADR	34,790
189	LG Household & Health Care Ltd	83,484
85,328	LG Uplus Corp	400,764
1,301	Lotte Shopping Co Ltd	535,123
827	NCSoft Corp	272,489
785	NHN Corp *	154,008
350	OCI Company Ltd	103,039
7,520	POSCO	2,861,319
2,857	S-Oil Corp	329,259
47,580	Samho International Co Ltd *	106,474
859	Samsung C&T Corp	62,012
1,676	Samsung Engineering Co Ltd	381,604
3,887	Samsung Fire & Marine Insurance Co Ltd	841,504
1,477	Samsung SDI Co Ltd	195,746
904	Samsung Securities Co Ltd	54,242
7,738	Samsung Electronics Co Ltd	5,433,964
45,567	Shinhan Financial Group Co Ltd	1,925,749
3,879	SK C&C Co Ltd	517,269
989	SK Innovation Co Ltd	158,456
6,467	SK Telecom Co Ltd	941,264
66,539	SK Telecom Co Ltd ADR	1,069,947
4,528	SK Holdings Co Ltd	704,235
88,136	Woori Finance Holdings Co Ltd	988,145

	Total South Korea	37,171,141

12	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Sri Lanka — 0.1%
165,122	Hatton National Bank Plc	326,799
10,386	Hatton National Bank Plc (Non Voting)	10,627

	Total Sri Lanka	337,426

	Taiwan — 10.1%
198,432	Advanced Semiconductor Engineering Inc	180,138
237,660	Asia Cement Corp	316,223
182,871	Asustek Computer Inc	1,555,167
201,000	Catcher Technology Co Ltd	1,589,893
30,620	Chang Hwa Commercial Bank	22,794
529,168	China Development Financial Holding Corp	173,709
275,550	China Petrochemical Development Corp	406,803
908,672	China Steel Corp	991,190
722,136	Chinatrust Financial Holding Co Ltd	593,417
721,594	Chunghwa Telecom Co Ltd	2,491,801
4,200	Chunghwa Telecom Co Ltd ADR	146,034
1,373,577	Compal Electronics Inc	1,484,121
523,314	Far Eastone Telecommunications Co Ltd	838,487
52,450	First Financial Holding Co Ltd	40,589
201,000	Formosa Chemicals & Fibre Co	614,979
38,822	Formosa Petrochemical Corp	113,578
182,000	Formosa Plastics Corp	570,333
70,350	Foxconn Technology Co Ltd	251,168
149,092	Fubon Financial Holding Co Ltd	213,772
121,091	Hon Hai Precision Industry Co Ltd	308,582
8,772	HTC Corp	231,144
12,184	Largan Precision Co Ltd	350,764
266,353	Lite-On Technology Corp	290,502
944,520	Mega Financial Holding Co Ltd	840,676
348,289	Nan Ya Plastics Corp	835,094
102,793	Novatek Microelectronics Corp Ltd	271,954

See accompanying notes to the financial statements.	13

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
155,962	Pegatron Corp *	152,076
144,100	Powertech Technology Inc	349,247
830,200	ProMOS Technologies Inc *	11,501
634,715	Quanta Computer Inc	1,296,018
124,000	Shin Kong Financial Holdings *	44,142
6,000	Siliconware Precision Industries Co	5,538
8,000	Siliconware Precision Industries Co Sponsored ADR	36,720
893,880	Taishin Financial Holding Co Ltd	406,893
234,000	Taiwan Cement Corp	314,287
313,476	Taiwan Mobile Co Ltd	851,400
1,024,660	Taiwan Semiconductor Manufacturing Co Ltd	2,457,317
30,296	TPK Holding Co Ltd *	741,794
1,791,000	United Microelectronics Corp	702,994
20,400	United Microelectronics Corp Sponsored ADR	40,596
537,394	Wistron Corp	675,613

	Total Taiwan	23,809,048

	Thailand — 4.7%
287,390	Advanced Info Service Pcl (Foreign Registered) (a)	1,087,727
1,811,088	Asian Property Development Pcl (Foreign Registered) (a)	366,223
13,000	Bangkok Bank Pcl (Foreign Registered) (a)	71,069
145,250	Bangkok Bank Pcl NVDR	777,063
215,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	453,112
73,000	Bank of Ayudhya Pcl NVDR	62,258
11,850	Banpu Pcl (Foreign Registered) (a)	250,437
267,200	Charoen Pokphand Foods Pcl (Foreign Registered) (a)	280,940
132,800	Electricity Generating Pcl (Foreign Registered) (a)	407,697
57,910	Kasikornbank Pcl (Foreign Registered) (a)	245,957
75,000	Kasikornbank Pcl NVDR	319,797
354,700	Krung Thai Bank Pcl (Foreign Registered) (a)	226,280
763,700	LPN Development Pcl (Foreign Registered) (a)	285,587
150,400	PTT Aromatics & Refining Pcl (Foreign Registered) (a)	172,010
71,000	PTT Chemical Pcl (Foreign Registered) (a)	323,836

14	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
261,822	PTT Pcl (Foreign Registered) (a)	2,879,094
46,939	Siam Cement Pcl (Foreign Registered) (a)	592,449
76,800	Siam Cement Pcl NVDR	856,511
289,550	Siam Commercial Bank Pcl (Foreign Registered) (a)	1,151,727
54,570	Thai Oil Pcl (Foreign Registered) (a)	122,182
24,300	Total Access Communication Pcl (Foreign Registered) (a)	56,588
29,550	Total Access Communication Pcl NVDR	68,814

	Total Thailand	11,057,358

	Turkey — 2.1%
170,144	Arcelik AS	602,488
73,695	Emlak Konut Gayrimenkul Yatirim Ortakligi	96,758
463,889	Eregli Demir ve Celik Fabrikalari TAS	906,638
53,858	Haci Omer Sabanci Holding AS	194,804
13,658	Koc Holding AS	48,868
34,033	Tupras-Turkiye Petrol Rafineriler AS	652,192
232,544	Turk Telekomunikasyon AS	1,072,110
137,369	Turkcell Iletisim Hizmet AS *	616,432
1,400	Turkcell Iletisim Hizmetleri AS ADR *	15,764
103,331	Turkiye Garanti Bankasi	382,627
11,776	Turkiye IS Bankasi Class C	30,675
74,881	Turkiye Vakiflar Bankasi TAO Class D	137,125
29,687	Turkiye Halk Bankasi AS	187,503
17,581	Yapi ve Kredi Bankasi AS *	35,312

	Total Turkey	4,979,296

	TOTAL COMMON STOCKS (COST $209,365,963)	207,628,084

	PREFERRED STOCKS — 9.7%

	Brazil — 7.6%
25,300	AES Tiete SA 8.78%	357,750
106,849	Banco Bradesco SA 0.68%	1,889,440
46,500	Banco do Estado do Rio Grande do Sul SA Class B 0.65%	503,295

See accompanying notes to the financial statements.	15

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
27,400	Bradespar SA 4.26%	608,449
12,200	Brasil Telecom SA 2.50%	91,582
24,700	Braskem SA, Class A 4.41%	293,253
48,100	Centrais Eletricas Brasileiras SA Class B 8.10%	638,755
13,785	Cia Energetica de Minas Gerais 5.94%	255,454
3,900	Companhia Paranaense de Energia Class B 0.89%	85,747
20,500	Eletropaulo Metropolitana SA 12.77%	362,250
7,000	Gerdau SA 1.75%	59,803
122,552	Itausa-Investimentos Itau SA 0.57%	737,514
13,500	Klabin SA 4.71%	45,116
43,600	Metalurgica Gerdau SA 2.33%	470,263
10,524	Petroleo Brasileiro SA (Petrobras) 0.62%	137,508
152,590	Petroleo Brasileiro SA Sponsored ADR 0.56%	4,066,524
57,400	Tele Norte Leste Participacoes ADR 3.83%	751,940
123,000	Usinas Siderrurgicas de Minas Gerais SA Class A 4.83%	927,194
10,756	Vale SA Class A 3.03%	274,660
208,730	Vale SA Preference A Sponsored ADR 5.74%	5,391,496

	Total Brazil	17,947,993

	Chile — 0.0%
5,093	Embotelladora Andina SA B Shares 2.00%	23,737

	Russia — 1.1%
2,061,494	Surgutneftegaz Class S 10.51%	995,646
1,112	Transneft 0.82%	1,523,610

	Total Russia	2,519,256

	South Korea — 1.0%
6,993	Hyundai Motor Co 2.35%	448,127
3,789	Samsung Electronics Co Ltd (Non Voting) 0.99%	1,948,510

	Total South Korea	2,396,637

	TOTAL PREFERRED STOCKS (COST $23,842,453)	22,887,623

16	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		INVESTMENT FUNDS — 1.0%

		United States — 1.0%
	53,905	Vanguard Emerging Markets ETF (b)	2,369,125

		TOTAL INVESTMENT FUNDS (COST $2,311,614)	2,369,125

		MUTUAL FUNDS — 0.3%

		United States — 0.3%
		Affiliated Issuers
	26,871	GMO U.S. Treasury Fund	672,049

		TOTAL MUTUAL FUNDS (COST $672,049)	672,049

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
HKD	864,966	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	111,103
ZAR	508	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.46%, due 09/01/11	72
USD	439,189	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	439,189

		Total Time Deposits	550,364

		TOTAL SHORT-TERM INVESTMENTS (COST $550,364)	550,364

		TOTAL INVESTMENTS — 99.1% (Cost $236,742,443)	234,107,245
		Other Assets and Liabilities (net) — 0.9%	2,229,747

		TOTAL NET ASSETS — 100.0%	$236,336,992

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

See accompanying notes to the financial statements.	17

GMO Emerging Countries Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

ETF - Exchange-Traded Fund
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
MSCI - Morgan Stanley Capital International
NVDR - Non-Voting Depository Receipt
* Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF is a separate investment portfolio of Vanguard, Inc., a registered investment company. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

Currency Abbreviations:

HKD - Hong Kong Dollar
USD - United States Dollar
ZAR - South African Rand

18	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $236,070,394) (Note 2)	$233,435,196
Investments in affiliated issuers, at value (cost $672,049) (Notes 2 and 10)	672,049
Foreign currency, at value (cost $879,012) (Note 2)	878,756
Receivable for investments sold	1,265,497
Receivable for Fund shares sold	6,491
Dividends and interest receivable	914,336
Foreign taxes receivable	322,259
Receivable for expenses reimbursed by Manager (Note 5)	40,276
Miscellaneous receivable	4,439

Total assets	237,539,299

Liabilities:
Payable for investments purchased	34,711
Payable for Fund shares repurchased	537,055
Payable to affiliate for (Note 5):
Management fee	128,562
Shareholder service fee	26,421
Administration fee – Class M	4,333
Trustees and Trust Officers or agents unaffiliated with the Manager	152
Payable for 12b-1 fee – Class M	11,671
Payable for foreign currency purchased	133
Accrued expenses	459,269

Total liabilities	1,202,307

Net assets	$236,336,992

See accompanying notes to the financial statements.	19

GMO Emerging Countries Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$247,407,604
Accumulated undistributed net investment income	3,658,600
Accumulated net realized loss	(12,098,282)
Net unrealized depreciation	(2,630,930)

$236,336,992

Net assets attributable to:
Class III shares	$210,267,355

Class M shares	$26,069,637

Shares outstanding:
Class III	19,172,507

Class M	2,413,836

Net asset value per share:
Class III	$10.97

Class M	$10.80

20	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $843,149)	$5,580,512
Interest	786
Dividends from affiliated issuers (Note 10)	420

Total investment income	5,581,718

Expenses:
Management fee (Note 5)	850,569
Shareholder service fee – Class III (Note 5)	174,561
12b-1 fee – Class M (Note 5)	36,208
Administration fee – Class M (Note 5)	28,965
Custodian and fund accounting agent fees	470,672
Audit and tax fees	76,452
Transfer agent fees	23,644
Registration fees	19,100
Legal fees	5,796
Trustees fees and related expenses (Note 5)	1,897
Miscellaneous	19,655

Total expenses	1,707,519
Fees and expenses reimbursed by Manager (Note 5)	(118,016)
Expense reductions (Note 2)	(125)

Net expenses	1,589,378

Net investment income (loss)	3,992,340

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net capital gains tax of $4,534)	14,867,744
Investments in affiliated issuers	945
Realized gains distributions from affiliated issuers (Note 10)	82
Foreign currency, forward contracts and foreign currency related transactions (net of foreign transaction tax of $52,369)	(136,603)

Net realized gain (loss)	14,732,168

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(29,952,702)
Foreign currency, forward contracts and foreign currency related transactions	(13,968)

Net unrealized gain (loss)	(29,966,670)

Net realized and unrealized gain (loss)	(15,234,502)

Net increase (decrease) in net assets resulting from operations	$(11,242,162)

See accompanying notes to the financial statements.	21

GMO Emerging Countries Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,992,340	$2,481,786
Net realized gain (loss)	14,732,168	49,410,598
Change in net unrealized appreciation (depreciation)	(29,966,670)	4,843,251

Net increase (decrease) in net assets from operations	(11,242,162)	56,735,635

Distributions to shareholders from:
Net investment income
Class III	—	(2,619,986)
Class M	—	(337,720)

Total distributions from net investment income	—	(2,957,706)

Net share transactions (Note 9):
Class III	(11,728,840)	10,750,817
Class M	(1,079,372)	(10,657,117)

Increase (decrease) in net assets resulting from net share transactions	(12,808,212)	93,700

Total increase (decrease) in net assets	(24,050,374)	53,871,629

Net assets:
Beginning of period	260,387,366	206,515,737

End of period (including accumulated undistributed net investment income of $3,658,600 and distributions in excess of net investment income of $333,740, respectively)	$236,336,992	$260,387,366

22	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.50		$9.24		$5.06		$15.26		$16.04		$19.20

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.11		0.09		0.24		0.23		0.32
Net realized and unrealized gain (loss)	(0.71)		2.28		4.23		(8.10)		4.87		2.50

Total from investment operations	(0.53)		2.39		4.32		(7.86)		5.10		2.82

Less distributions to shareholders:
From net investment income	—		(0.13)		(0.12)		(0.22)		(0.30)		(0.36)
From net realized gains	—		—		(0.02)		(2.12)		(5.58)		(5.62)

Total distributions	—		(0.13)		(0.14)		(2.34)		(5.88)		(5.98)

Net asset value, end of period	$10.97		$11.50		$9.24		$5.06		$15.26		$16.04

Total Return	(4.61	)%**(a)	25.89	%(a)	85.52	%(a)	(58.58	)%(a)	30.68	%(a)	16.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$210,267		$231,921		$174,933		$89,902		$371,540		$339,268
Net expenses to average daily net assets	1.18	%*(b)(c)	1.15	%(b)(c)	1.17	%(b)	1.16	%(d)	1.11	%(d)	1.06%
Net investment income (loss) to average daily net assets	3.08	%*	1.05%		1.10%		2.25%		1.31%		1.74%
Portfolio turnover rate	45	%**	124%		138%		128%		72%		58%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.15%		0.25%		0.14%		0.03%		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	23

GMO Emerging Countries Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.34		$9.12		$5.00		$15.07		$15.90		$19.05

Income (loss) from investment operations:
Net investment income (loss)†	0.16		0.08		0.07		0.16		0.18		0.30
Net realized and unrealized gain (loss)	(0.70)		2.24		4.17		(7.92)		4.82		2.44

Total from investment operations	(0.54)		2.32		4.24		(7.76)		5.00		2.74

Less distributions to shareholders:
From net investment income	—		(0.10)		(0.10)		(0.19)		(0.25)		(0.27)
From net realized gains	—		—		(0.02)		(2.12)		(5.58)		(5.62)

Total distributions	—		(0.10)		(0.12)		(2.31)		(5.83)		(5.89)

Net asset value, end of period	$10.80		$11.34		$9.12		$5.00		$15.07		$15.90

Total Return	(4.76	)%**(a)	25.48	%(a)	84.90	%(a)	(58.67	)%(a)	30.29	%(a)	15.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,070		$28,467		$31,582		$20,948		$31,386		$29,423
Net expenses to average daily net assets	1.48	%*(b)(c)	1.45	%(b)(c)	1.47	%(c)	1.48	%(d)	1.41	%(d)	1.36%
Net investment income (loss) to average daily net assets	2.78	%*	0.80%		0.83%		1.68%		0.99%		1.63%
Portfolio turnover rate	45	%**	124%		138%		128%		72%		58%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.15%		0.25%		0.23%		0.03%		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

24	See accompanying notes to the financial statements.

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Emerging Countries Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/IFCI Composite Index. The Fund typically makes equity investments directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee while Class III shares bear a

25

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

shareholder service fee (See Note 5). The principal economic difference between the classes of shares is the type and level of fees they bear.

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 4.0% of net assets. The Fund classifies such securities (as defined below) as Level 3. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including

26

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	70.6%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: Certain of the Fund’s securities in Thailand and India were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations.

27

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Brazil	$21,953,075	$—	$—	$21,953,075
Chile	351,565	—	—	351,565
China	2,751,719	30,707,443	—	33,459,162
Czech Republic	—	3,720,608	—	3,720,608
Egypt	—	3,562,242	—	3,562,242
Hungary	—	3,139,027	—	3,139,027
India	524,862	6,095,837	447,129	7,067,828
Indonesia	537,254	10,757,520	—	11,294,774
Malaysia	—	766,044	—	766,044
Mexico	2,786,059	—	—	2,786,059
Morocco	—	525,667	—	525,667
Philippines	506,831	1,558,561	—	2,065,392
Poland	—	6,243,937	—	6,243,937
Russia	2,246,686	26,094,541	—	28,341,227
South Africa	—	4,997,208	—	4,997,208
South Korea	1,766,305	35,404,836	—	37,171,141
Sri Lanka	—	337,426	—	337,426
Taiwan	223,350	23,585,698	—	23,809,048
Thailand	—	2,084,443	8,972,915	11,057,358
Turkey	15,764	4,963,532	—	4,979,296

TOTAL COMMON STOCKS	33,663,470	164,544,570	9,420,044	207,628,084

Preferred Stocks
Brazil	17,947,993	—	—	17,947,993
Chile	23,737	—	—	23,737
Russia	2,519,256	—	—	2,519,256
South Korea	—	2,396,637	—	2,396,637

TOTAL PREFERRED STOCKS	20,490,986	2,396,637	—	22,887,623

28

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investment Funds
United States	$2,369,125	$—	$—	$2,369,125

TOTAL INVESTMENT FUNDS	2,369,125	—	—	2,369,125

Mutual Funds
United States	672,049	—	—	672,049

TOTAL MUTUAL FUNDS	672,049	—	—	672,049

Short-Term Investments	550,364	—	—	550,364

Total Investments	57,745,994	166,941,207	9,420,044	234,107,245

Total	$57,745,994	$166,941,207	$9,420,044	$234,107,245

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net value of the Fund’s direct investments in securities using Level 3 inputs was 4.0% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

29

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

											Net Change in
											Unrealized
											Appreciation
											(Depreciation)
											from
	Balances					Change in				Balances	Investments
	as of			Accrued	Total	Unrealized	Transfer	Transfer		as of	Still Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of		August 31,	August 31,
	2011	Purchases	(Sales)	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*		2011	2011
Common Stocks
Egypt	$2,848,899	$794,300	$(429,217)	$—	$(25,116)	$(56,735)	$—	$(3,132,131	)**	$—	$—
India	526,696	408,802	(420,053)	—	(37,994)	(30,322)	—	—		447,129	(22,038)
Russia	2,973,126	2,000,648	(3,259,128)	—	402,551	(436,247)	—	(1,680,950	)**	—	—
Thailand	8,703,006	2,994,656	(3,416,295)	—	1,077,490	(385,942)	—	—		8,972,915	711,626
Preferred Stocks											—
Russia	2,878,315	19,723	(94,017)	—	13,243	(298,008)		(2,519,256	)**	—	—

Total	$17,930,042	$6,218,129	$(7,618,710)	$—	$1,430,174	$(1,207,254)	$—	$(7,332,337)		$9,420,044	$689,588

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore,

30

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $313,302.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(23,106,078)

Total	$(23,106,078)

31

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$239,852,150	$16,618,800	$(22,363,705)	$(5,744,905)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

32

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other

33

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

34

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk — Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of

35

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives

36

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to

37

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the

38

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some

39

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A

40

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011 the Fund held right and/or warrants received as a result of corporate actions. The Fund held no rights or warrants at the end of the period.

41

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$7,849	$—	$7,849

Total	$—	$—	$—	$7,849	$—	$7,849

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2011:

Rights and/or
Warrants

Average amount outstanding	$5,862

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund’s average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 1.00% of the Fund’s average daily net assets (the “Expense Reimbursement

42

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means administration fees and distribution (12b-1) fees (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $1,897 and $887, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $116,024,337 and $123,604,136, respectively.

43

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 45.25% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.16% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 3.00% of the Fund’s shares were held by accounts for which the Manager had investment discretion

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	1,539,072	$17,051,384	3,527,850	$35,095,642
Shares issued to shareholders in reinvestment of distributions	—	—	168,351	1,906,554
Shares repurchased	(2,531,414)	(28,780,224)	(2,462,544)	(26,251,379)

Net increase (decrease)	(992,342)	$(11,728,840)	1,233,657	$10,750,817

44

GMO Emerging Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class M:	Shares	Amount	Shares	Amount

Shares sold	70,677	$828,582	218,838	$2,332,605
Shares issued to shareholders in reinvestment of distributions	—	—	30,131	337,720
Shares repurchased	(166,454)	(1,907,954)	(1,202,896)	(13,327,442)

Net increase (decrease)	(95,777)	$(1,079,372)	(953,927)	$(10,657,117)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$14	$11,728,668	$11,057,578	$420	$82	$672,049

Totals	$14	$11,728,668	$11,057,578	$420	$82	$672,049

45

GMO Emerging Countries Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

46

GMO Emerging Countries Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

47

GMO Emerging Countries Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

48

GMO Emerging Countries Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

49

GMO Emerging Countries Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	1.18%	$1,000.00	$953.90	$5.80
2) Hypothetical	1.18%	$1,000.00	$1,019.20	$5.99

Class M

1) Actual	1.48%	$1,000.00	$952.40	$7.26
2) Hypothetical	1.48%	$1,000.00	$1,017.70	$7.51

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

50

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	102.7%
Loan Participations	6.6
Loan Assignments	1.9
Short-Term Investments	1.7
Rights/ Warrants	0.7
Promissory Notes	0.1
Futures Contracts	0.0 ∧
Options Purchased	0.0 ∧
Written Options	0.0 ∧
Forward Currency Contracts	(0.2)
Swap Agreements	(0.8)
Reverse Repurchase Agreements	(14.4)
Other	1.7

100.0%

Country/Region Summary**	% of Investments
Mexico	9.7%
Argentina	9.3
Philippines	8.7
Turkey	8.1
Venezuela	6.0
Brazil	5.4
Indonesia	4.7
Russia	4.7
Colombia	4.3
Congo	3.0
United States	3.0
Uruguay	2.6
Dominican Republic	2.3
Iraq	2.2
Peru	2.2
Ukraine	2.2
Ivory Coast	2.0
United Kingdom	1.7
Pakistan	1.5
El Salvador	1.3
South Africa	1.3
Vietnam	1.3
Italy	1.0

1

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country/Region Summary**	% of Investments
South Korea	1.0%
Austria	0.9
Trinidad	0.9
Lithuania	0.8
Croatia	0.7
Serbia	0.7
Sri Lanka	0.7
Angola	0.5
Bahamas	0.5
Belize	0.5
Greece	0.5
Qatar	0.5
Bosnia	0.4
Gabon	0.4
Nigeria	0.3
Senegal	0.3
Tunisia	0.3
Chile	0.2
Egypt	0.2
Grenada	0.2
Iceland	0.2
Israel	0.2
Jamaica	0.2
Latvia	0.2
Thailand	0.2
Ecuador	0.1
Kazakhstan	0.1
Malaysia	0.1
Ghana	0.0 ∧
Albania	0.0 ∧
Panama	(0.1)
Lebanon	(0.1)
Hungary	(0.1)

100.0%

2

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

*	The table above incorporates aggregate indirect asset class exposure associated with investments in the funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments, if any. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (directly or indirectly). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using a reference security and applying the same methodology to that security.
∧	Rounds to 0.0%.

3

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 99.4%

		Albania — 0.3%
		Foreign Government Obligations
USD	9,639,573	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	4,626,995

		Argentina — 14.1%
		Foreign Government Obligations — 12.6%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	3,645,000
EUR	14,500,000	Republic of Argentina, Step Up, 2.26%, due 12/31/38	6,352,925
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, 1.00%, due 03/31/23 (b)	1,687,815
USD	2,431,234	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	1,434,428
EUR	35,354,179	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	33,645,931
EUR	351,220,524	Republic of Argentina GDP Linked, due 12/15/35 (c)	70,634,004
ARS	28,000,000	Republic of Argentina GDP Linked, due 12/15/35 (c) (d)	893,827
USD	24,331,990	Republic of Argentina GDP Linked, due 12/15/35 (c)	4,136,438
ARS	28,000,000	Republic of Argentina Global Par Bond, Step Up, due 12/31/38 (d)	2,870,486
USD	7,500,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	2,992,500
EUR	185,500,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	86,203,343

			214,496,697

		Judgments — 1.5%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, 6.17%, due 03/31/23 (b) (d) (e)	16,320,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, due 03/31/23 (b) (d) (e)	8,670,000

			24,990,000

		Total Argentina	239,486,697

		Bahamas — 0.2%
		Foreign Government Obligations
USD	2,500,000	Commonwealth of Bahamas, Reg S, 6.95%, due 11/20/29	2,737,500

4	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Barbados — 0.3%
		Foreign Government Obligations
USD	4,800,000	Government of Barbados, Reg S, 7.00%, due 08/04/22	4,992,000

		Belize — 0.5%
		Foreign Government Obligations
USD	12,925,000	Government of Belize, Reg S, Step Up, 6.00%, due 02/20/29 (f)	8,013,500

		Bosnia & Herzegovina — 0.6%
		Foreign Government Obligations
DEM	18,428,120	Bosnia & Herzegovina, Series A, Reg S, 6 mo. DEM LIBOR + .81%, 2.51%, due 12/11/17	10,895,614

		Brazil — 5.0%
		Corporate Debt — 0.6%
USD	9,000,000	Petrobras International Finance Co., 6.88%, due 01/20/40	9,968,420

		Foreign Government Agency — 0.6%
USD	9,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.50%, due 07/12/20	9,562,500

		Foreign Government Obligations — 3.8%
USD	4,208,570	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	4,292,742
USD	164,779	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	160,659
USD	42,000,000	Republic of Brazil, 8.25%, due 01/20/34 (f)	61,005,000

			65,458,401

		Total Brazil	84,989,321

		Chile — 0.1%
		Foreign Government Agency
USD	1,700,000	Empresa Nacional del Petroleo, Reg. S, 5.25%, due 08/10/20	1,776,500

		Colombia — 1.5%
		Foreign Government Agency — 0.6%
USD	8,000,000	Ecopetrol SA, 7.63%, due 07/23/19	9,740,000

See accompanying notes to the financial statements.	5

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Foreign Government Obligations — 0.9%
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,440,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	6,322,060

			15,762,060

		Total Colombia	25,502,060

		Congo Republic (Brazzaville) — 4.5%
		Foreign Government Obligations
USD	108,440,600	Republic of Congo, Reg S, Series INTL, Step Up, 3.00%, due 06/30/29	76,992,826

		Croatia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Croatia Government International Bond, 144A, 6.38%, due 03/24/21 (f)	7,880,000

		Dominican Republic — 4.0%
		Asset-Backed Securities — 1.4%
USD	27,052,008	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 01/15/26	24,346,808

		Foreign Government Obligations — 2.6%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	8,720,000
USD	42,557,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.22%, due 08/30/24	35,747,880

			44,467,880

		Total Dominican Republic	68,814,688

		Ecuador — 0.2%
		Foreign Government Obligations — 0.2%
USD	11,587,000	Republic of Ecuador, Step Up, Reg S, 10.00%, due 08/15/30 (b)	2,896,750
USD	1,375,909	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, 6 mo. LIBOR + .81%, 1.31%, due 02/27/15	343,977

		Total Ecuador	3,240,727

		Egypt — 0.2%
		Foreign Government Agency
USD	3,000,000	African Export-Import Bank, 8.75%, due 11/13/14	3,315,000

6	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		El Salvador — 1.2%
		Foreign Government Obligations
USD	19,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	19,855,000

		Gabon — 0.5%
		Foreign Government Obligations
USD	7,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	8,155,000

		Grenada — 0.2%
		Foreign Government Obligations
USD	6,350,000	Republic of Grenada, Reg S, Step Up, 2.50%, due 09/15/25	3,937,000

		Iceland — 0.3%
		Foreign Government Obligations
USD	6,000,000	Iceland Government International Bond, 144A, 4.88%, due 06/16/16	5,955,000

		Indonesia — 2.9%
		Foreign Government Agency
USD	10,600,000	Majapahit Holding BV, Reg. S, 7.75%, due 01/20/20	12,720,000
USD	31,000,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	37,355,000

		Total Indonesia	50,075,000

		Iraq — 0.8%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28 (f)	13,350,000

		Israel — 0.2%
		Foreign Government Agency
USD	3,000,000	Israel Electric Corp Ltd, Reg. S, 7.88%, due 12/15/26	3,311,250

		Ivory Coast — 2.1%
		Foreign Government Obligations
USD	65,439,000	Ivory Coast Government International Bond, Reg S, Step Up, 2.50%, due 12/31/32 (b)	35,173,462

See accompanying notes to the financial statements.	7

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Latvia — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, 144A, 5.25%, due 06/16/21	3,965,000

		Lithuania — 0.7%
		Foreign Government Obligations
USD	4,000,000	Republic of Lithuania, Reg S, 7.38%, due 02/11/20	4,640,000
USD	6,000,000	Republic of Lithuania, 144A, 6.13%, due 03/09/21	6,420,000
USD	1,000,000	Republic of Lithuania, Reg S, 5.13%, due 09/14/17	1,034,420

		Total Lithuania	12,094,420

		Malaysia — 0.9%
		Asset-Backed Securities
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/02/12	15,253,101

		Mexico — 9.3%
		Foreign Government Agency — 3.0%
EUR	37,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	51,714,033

		Foreign Government Obligations — 6.3%
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	52,949,577
USD	55,000,000	United Mexican States, 5.75%, due 10/12/49	54,175,000

			107,124,577

		Total Mexico	158,838,610

		Nigeria — 0.4%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	6,450,750

		Pakistan — 0.8%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	14,000,000

8	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Peru — 2.2%
		Foreign Government Obligations
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	6,475,040
USD	25,000,000	Peru Par Bond, Series 30 Yr., Step Up, 3.00%, due 03/07/27	21,750,000
USD	3,784,333	Peru Trust, Series 97-I-P, Class A3, Zero Coupon, due 12/31/15 (d) (g)	567,650
USD	1,253,404	Peru Trust, Series 1998 I-P, Zero Coupon, due 03/10/16 (d) (g)	188,010
USD	1,356,611	Peru Trust II, Series 98-A LB, Zero Coupon, due 02/28/16 (d) (g)	203,492
USD	8,000,000	Republic of Peru, Series 30 Yr., 5.63%, due 11/18/50	8,438,080

		Total Peru	37,622,272

		Philippines — 9.0%
		Foreign Government Agency — 8.3%
USD	35,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	45,455,025
USD	55,450,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	76,521,000
USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	10,497,500
USD	6,296,000	Power Sector Assets & Liabilities Management Corp, Reg. S, 7.39%, due 12/02/24	7,712,600

			140,186,125

		Foreign Government Obligations — 0.7%
USD	3,000,000	Republic of Philippines, 6.50%, due 01/20/20	3,585,000
USD	8,000,000	Republic of Philippines, 5.50%, due 03/30/26	8,740,000

			12,325,000

		Total Philippines	152,511,125

		Qatar — 0.5%
		Foreign Government Agency
USD	4,000,000	Qatari Diar Finance QSC, Reg. S, 5.00%, due 07/21/20	4,350,000
USD	3,500,000	Qtel International Finance Ltd, Reg S, 5.00%, due 10/19/25	3,438,750

		Total Qatar	7,788,750

		Russia — 5.9%
		Corporate Debt — 5.0%
USD	36,200,000	Gaz Capital SA, Reg S, 9.25%, due 04/23/19 (f)	46,019,250
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg. S, 5.72%, due 06/16/21	2,981,250
USD	14,900,000	Transcapital Ltd. (Transneft), Reg S, 8.70%, due 08/07/18	18,252,500

See accompanying notes to the financial statements.	9

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Corporate Debt — continued
USD	9,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	9,292,500
USD	7,600,000	VTB Capital SA, 144A, 6.55%, due 10/13/20	7,657,000

			84,202,500

		Foreign Government Agency — 0.9%
USD	15,000,000	RSHB Capital SA, Reg S, 6.30%, due 05/15/17	15,805,500

		Total Russia	100,008,000

		Saint Lucia — 0.5%
		Corporate Debt
USD	8,000,000	First Citizens St Lucia Ltd, Reg S, 4.90%, due 02/09/16	8,200,000

		Senegal — 0.4%
		Foreign Government Obligations
USD	5,900,000	Republic of Senegal, 144A, 8.75%, due 05/13/21	6,195,000

		Serbia — 0.8%
		Foreign Government Obligations
USD	13,469,425	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	13,469,425

		South Africa — 0.9%
		Foreign Government Agency — 0.4%
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	2,482,233
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	3,674,498

			6,156,731

		Foreign Government Obligations — 0.5%
USD	7,500,000	South Africa Government International Bond, 6.25%, due 03/08/41	8,775,000

		Total South Africa	14,931,731

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		South Korea — 1.2%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,520,000
USD	4,000,000	Korea Gas Corp., Reg S, 6.00%, due 07/15/14	4,367,200
USD	8,000,000	Korea Hydro & Nuclear Power Co Ltd, 144A, 4.75%, due 07/13/21	8,192,000

		Total South Korea	21,079,200

		Sri Lanka — 0.7%
		Foreign Government Obligations
USD	1,500,000	Republic of Sri Lanka, Reg S, 8.25%, due 10/24/12	1,584,300
USD	1,000,000	Republic of Sri Lanka, Reg S, 7.40%, due 01/22/15	1,093,700
USD	6,500,000	Republic of Sri Lanka, Reg S, 6.25%, due 10/04/20	6,646,250
USD	2,000,000	Sri Lanka Government International Bond, 144A, 6.25%, due 07/27/21	2,035,000

		Total Sri Lanka	11,359,250

		Thailand — 0.2%
		Foreign Government Agency
USD	4,000,000	PTTEP Canada International Finance Ltd, 144A, 5.69%, due 04/05/21	4,290,000

		Trinidad And Tobago — 0.9%
		Foreign Government Agency
USD	11,500,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	13,598,750
USD	1,375,000	Petroleum Company of Trinidad and Tobago Ltd., Reg. S, 6.00%, due 05/08/22	1,357,812

		Total Trinidad And Tobago	14,956,562

		Tunisia — 0.3%
		Foreign Government Agency
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	5,018,937

		Turkey — 4.4%
		Foreign Government Obligations
USD	41,000,000	Republic of Turkey, 6.75%, due 05/30/40 (f)	45,356,250
USD	30,000,000	Republic of Turkey, 6.00%, due 01/14/41 (f)	29,925,000

		Total Turkey	75,281,250

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Ukraine — 0.7%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance Plc, 144A, 9.38%, due 07/11/16	3,780,000
USD	8,000,000	Ukraine Government International Bond, 144A, 7.95%, due 02/23/21	8,280,000

			12,060,000

		United States — 6.5%
		Asset-Backed Securities — 2.9%
USD	3,431,936	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	1,870,405
USD	155,281	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.56%, due 10/25/34	103,262
USD	1,267,622	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.66%, due 10/25/30	925,364
USD	17,695,251	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.45%, due 12/15/35	8,493,721
USD	13,087,494	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.45%, due 12/15/35	6,151,122
USD	7,944,415	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.41%, due 05/15/36	3,006,961
USD	3,910,050	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.57%, due 11/25/35	901,267
USD	1,583,856	GSAMP Trust, Series 05-HE6, Class A2B, 1 mo. LIBOR + .19%, 0.41%, due 11/25/35	1,472,194
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.45%, due 05/25/37	115,625
USD	8,719,965	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .16%, 0.38%, due 08/25/36	2,136,391
USD	13,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.38%, due 10/25/36 ◆	4,290,000
USD	6,710,829	Morgan Stanley ABS Capital I, Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.39%, due 03/25/36	4,160,714
USD	14,678,354	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 11/25/36 ◆	4,366,810
USD	14,874,065	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.44%, due 11/25/36	4,015,999

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	12,868,000	Option One Mortgage Loan Trust, Series 06-3, Class 2A4, 1 mo. LIBOR + .22%, 0.44%, due 02/25/37	4,246,440
USD	8,000,000	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.58%, due 04/25/37	2,680,000

			48,936,275

		U.S. Government — 3.6%
USD	60,164,154	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (c) (f) (h)	61,052,538

		Total United States	109,988,813

		Uruguay — 2.3%
		Foreign Government Obligations
USD	29,851,571	Republic of Uruguay, 7.63%, due 03/21/36	39,404,074

		Venezuela — 8.4%
		Corporate Debt — 0.7%
USD	20,000,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	11,950,000

		Foreign Government Agency — 1.2%
USD	29,000,000	Petroleos de Venezuela SA, Reg S, 8.50%, due 11/02/17	20,735,000

		Foreign Government Obligations — 6.5%
USD	23,100,000	Republic of Venezuela, Reg S, 8.25%, due 10/13/24	14,899,500
USD	30,500,000	Republic of Venezuela, Reg S, 7.75%, due 10/13/19 (f)	20,892,500
USD	35,000,000	Republic of Venezuela, Reg S, 9.00%, due 05/07/23	23,887,500
USD	57,500,000	Republic of Venezuela, Reg S, 12.75%, due 08/23/22	50,168,750

			109,848,250

		Total Venezuela	142,533,250

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Vietnam — 1.1%
		Foreign Government Obligations
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.31%, due 03/13/28	3,200,000
USD	19,750,000	Socialist Republic of Vietnam, Series 30 Yr., Step Up, 4.00%, due 03/12/28	15,602,500

		Total Vietnam	18,802,500

		TOTAL DEBT OBLIGATIONS (COST $1,638,662,483)	1,689,177,160

		LOAN ASSIGNMENTS — 1.9%

		Angola — 0.2%
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 5.94%, due 03/07/13	2,127,500
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 5.94%, due 07/08/13	2,104,500

		Total Angola	4,232,000

		Dominican Republic — 0.2%
USD	3,200,135	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.20%, due 08/15/15	2,601,070

		Indonesia — 1.0%
EUR	1,842,505	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21 (i)	1,985,070
USD	3,213,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,892,240
USD	3,213,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,892,240
USD	4,284,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	3,856,320
USD	717,901	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.24%, due 12/01/19	660,469
USD	2,335,068	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .88%, 1.19%, due 12/01/19	2,148,262
JPY	64,800,000	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, 1.19%, due 03/28/13	797,623

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	1,319,999	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.88%, 1.19%, due 03/28/13	1,244,099

		Total Indonesia	16,476,323

		Vietnam — 0.5%
USD	18,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 1.90%, due 06/26/15 (b)	8,820,000

		TOTAL LOAN ASSIGNMENTS (COST $37,328,074)	32,129,393

		LOAN PARTICIPATIONS — 6.6%

		Egypt — 0.2%
CHF	3,708,432	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24	3,813,290

		Indonesia — 1.8%
USD	395,520	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.19%, due 12/14/19	355,968
USD	527,360	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.19%, due 12/14/19	474,624
USD	395,520	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.19%, due 12/14/19	355,968
JPY	383,098,604	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR +.88%, 1.19%, due 03/28/13	4,715,560
USD	10,524,000	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, 1.53%, due 02/12/13	9,918,871
USD	8,800,187	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.19%, due 09/29/19	8,096,172
USD	6,477,988	Republic of Indonesia Loan Agreement (Participation with Morgan Stanley), 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	5,830,189

		Total Indonesia	29,747,352

See accompanying notes to the financial statements.	15

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		Iraq — 2.7%
JPY	4,781,786,145	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	40,731,851
JPY	624,805,614	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), due 01/01/28	5,227,925

		Total Iraq	45,959,776

		Russia — 0.5%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd) (b) (d)	9,134,404

		Vietnam — 1.4%
JPY	2,102,657,376	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.95%, due 09/01/17	23,753,410

		TOTAL LOAN PARTICIPATIONS (COST $93,462,112)	112,408,232

		PROMISSORY NOTES — 0.1%

		Dominican Republic — 0.1%
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 09/15/11	813,163

		Ghana — 0.0%
USD	3,312,500	Republic of Ghana Promissory Notes, 0.00% (b) (d) (j)	331,250

		TOTAL PROMISSORY NOTES (COST $4,126,756)	1,144,413

		OPTIONS PURCHASED — 0.0%

		Options on Interest Rate Swaps — 0.0%
ILS	200,000,000	ILS Swaption Put, Expires 02/16/12, Strike 4.38%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 200,000,000 ILS in which it will receive 3 month ILS TELBOR and will pay 4.38%, maturing on February 20, 2013, (OTC) (CP — JPMorgan Chase Bank, N.A.)	5,164

16	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Principal Amount /
Shares		Description	Value ($)
		Options on Interest Rate Swaps — continued
ILS	300,000,000	ILS Swaption Put, Expires 03/01/12, Strike 4.44%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 300,000,000 ILS in which it will receive 3month ILS TELBOR and will pay 4.44%, maturing on March 5, 2013, (OTC) (CP — JPMorgan Chase Bank, N.A.)	8,925
ZAR	800,000,000	ZAR Swaption Put, Expires 02/14/12, Strike 7.24%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 800,000,000 ZAR in which it will receive 3 month ZAR JIBAR and will pay 7.24%, maturing on February 14, 2013, (OTC) (CP — JPMorgan Chase Bank, N.A.)	4,004

		Total Options on Interest Rate Swaps	18,093

		TOTAL OPTIONS PURCHASED (COST $1,188,216)	18,093

		MUTUAL FUNDS — 3.7%

		United States — 3.7%
		Affiliated Issuers
	3,976,082	GMO Short-Duration Collateral Fund	28,588,029
	21,409	GMO Special Purpose Holding Fund (k)	9,206
	1	GMO U.S. Treasury Fund	31
	1,515,449	GMO World Opportunity Overlay Fund	34,718,929

		Total United States	63,316,195

		TOTAL MUTUAL FUNDS (COST $66,524,792)	63,316,195

		RIGHTS/WARRANTS — 0.6%

		Nigeria — 0.3%
	25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20 *	4,500,000

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (d)	—

See accompanying notes to the financial statements.	17

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Venezuela — 0.3%
205,145	Republic of Venezuela Oil Warrants, Expires 04/15/20 *	5,692,774
6,660	Republic of Venezuela Oil Warrants, Expires 04/15/20 *	184,815

	Total Venezuela	5,877,589

	TOTAL RIGHTS/WARRANTS (COST $0)	10,377,589

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%
18,360,089	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (1)	18,360,089

	TOTAL SHORT-TERM INVESTMENTS (COST $18,360,089)	18,360,089

	TOTAL INVESTMENTS — 113.4% (Cost $1,859,652,522)	1,926,931,164
	Other Assets and Liabilities (net) — (13.4%)	(227,476,159)

	TOTAL NET ASSETS — 100.0%	$1,699,455,005

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Sales #
9/13/11	Deutsche Bank AG	EUR	283,500,000	$407,191,661	$(1,644,911)
10/11/11	Deutsche Bank AG	GBP	30,000,000	48,677,885	222,115
9/20/11	Deutsche Bank AG	JPY	4,600,000,000	60,084,040	(1,870,193)

				$515,953,586	$(3,292,989)

#	Fund sells foreign currency; buys USD.

18	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Reverse Repurchase Agreements

Face Value		Description	Market Value

USD	16,856,250	Barclays Bank PLC, 0.12%, dated 08/18/11, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/16/2011.	$(16,857,037)

USD	28,062,500	Barclays Bank PLC, 0.17%, dated 08/12/11, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/12/2011.	(28,065,150)

USD	8,271,417	Barclays Bank PLC, 0.55%, dated 07/22/11, to be repurchased on demand at face value plus accrued interest. (m)	(8,276,219)

USD	28,400,000	Barclays Bank PLC, 0.60%, dated 02/04/11, to be repurchased on demand at face value plus accrued interest. (m)	(28,497,508)

USD	31,225,868	Barclays Bank PLC, 0.70%, dated 02/14/11, to be repurchased on demand at face value plus accrued interest. (m)	(31,345,480)

USD	1,894,500	JPMorgan Chase Bank, N.A., 0.20%, dated 07/12/11, to be repurchased on demand at face value plus accrued interest. (m)	(1,895,016)

USD	14,193,583	JPMorgan Chase Bank, N.A., 0.25%, dated 06/15/11, to be repurchased on demand at face value plus accrued interest. (m)	(14,201,074)

USD	19,965,000	JPMorgan Chase Bank, N.A., 0.70%, dated 03/04/11, to be repurchased on demand at face value plus accrued interest. (m)	(20,033,713)

USD	15,082,222	JPMorgan Chase Bank, N.A., 0.70%, dated 08/03/11, to be repurchased on demand at face value plus accrued interest. (m)	(15,090,140)

USD	36,015,188	JPMorgan Chase Bank, N.A., 0.75%, dated 02/04/11, to be repurchased on demand at face value plus accrued interest. (m)	(36,169,753)

USD	30,958,125	JPMorgan Chase Bank, N.A., 0.75%, dated 02//15/11, to be repurchased on demand at face value plus accrued interest. (m)	(31,084,537)

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Reverse Repurchase Agreements — continued

Face Value		Description	Market Value

USD	10,851,250	JPMorgan Chase Bank, N.A., 0.75%, dated 07/12/11, to be repurchased on demand at face value plus accrued interest. (m)	$(10,862,327)

			$(242,377,954)

Average balance outstanding			$(299,962,685)
Average interest rate			0.48%
Maximum balance outstanding			$(351,205,903)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Credit Default Swaps

								Maximum
								Potential
								Amount of
								Future
								Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

45,000,000	USD	10/20/2011	Goldman Sachs International	(Pay)	12.35%	2.00%	Republic of Argentina	N/A		$(2,697,612)
7,000,000	USD	10/20/2011	JP Morgan Chase Bank, N.A.	(Pay)	2.75%	2.00%	Republic of Argentina	N/A		(78,348)
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	4.85%	Government of Ukraine	5,000,000	USD	81,691
8,000,000	USD	11/20/2011	JP Morgan Chase Bank, N.A.	(Pay)	2.16%	2.00%	Republic of Argentina	N/A		(52,204)
1,847,320	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	2.24%	Stemcor UK Ltd.	1,847,320	USD	6,629
8,500,000	EUR	1/20/2012	Deutsche Bank AG	(Pay)	0.42%	0.98%	Republic of Kazakhstan	N/A		20,983

20	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Credit Default Swaps — continued

								Maximum
								Potential
								Amount of
								Future
								Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

4,100,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	0.74%	Republic of Kazakhstan	4,100,000,000	KZT	$(35,970)
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	27.1%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(316,541)
5,000,000	USD	7/30/2012	JP Morgan Chase Bank, N.A.	Receive	3.05%	0.44%	Republic of Chile	5,000,000	USD	134,116
5,000,000	USD	8/20/2012	JP Morgan Chase Bank, N.A.	Receive	3.50%	5.09%	Republic of Jamaica	5,000,000	USD	(71,359)
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	29.89%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(654,733)
15,000,000	USD	9/20/2012	JP Morgan Chase Bank, N.A.	(Pay)	1.15%	0.63%	Republic of Peru	N/A		(161,524)
2,000,000	USD	9/20/2012	Goldman Sachs International	(Pay)	9.20%	3.65%	Republic of Argentina	N/A		(199,620)
10,000,000	USD	9/20/2012	JP Morgan Chase Bank, N.A.	(Pay)	1.25%	1.47%	Gazprom OAO	N/A		(33,056)
85,000,000	PEN	9/20/2012	JP Morgan Chase Bank, N.A.	Receive	0.92%	0.46%	Republic of Peru	85,000,000	PEN	280,218
10,000,000	USD	10/4/2012	JP Morgan Chase Bank, N.A.	Receive	2.95%	0.47%	Republic of Chile	10,000,000	USD	395,961
4,000,000	USD	10/20/2012	UBS AG	(Pay)	4.13%	8.81%	Petroleos de Venezuela	N/A		150,608
4,000,000	USD	10/20/2012	UBS AG	(Pay)	3.90%	8.81%	Petroleos de Venezuela	N/A		137,460
42,000,000	USD	12/20/2012	Morgan Stanley Capital Services Inc.	(Pay)	1.20%	0.17%	Reference security within CDX Index	N/A		(668,429)
125,384,851	USD	12/20/2012	Morgan Stanley Capital Services Inc.	Receive	0.71%	0.02%	Reference security within CDX Index	125,384,851	USD	1,326,172
22,000,000	USD	6/20/2013	Deutsche Bank AG	(Pay)	5.79%	5.19%	Republic of Argentina	N/A		(482,650)
93,587,772	RUB	6/21/2013	Deutsche Bank AG	Receive	2.35%	7.88%	VTB Leasing	93,587,772	RUB	(30,810)

See accompanying notes to the financial statements.	21

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Credit Default Swaps — continued

								Maximum
								Potential
								Amount of
								Future
								Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

17,599,640	USD	6/24/2013	JP Morgan Chase Bank, N.A.	Receive	1.37%	3.2%	VTB Leasing	17,599,640	USD	$(247,624)
50,000,000	USD	8/20/2013	JP Morgan Chase Bank, N.A.	(Pay)	1.20%	0.93%	Republic of Peru	N/A		(278,920)
277,250,000	PEN	8/20/2013	JP Morgan Chase Bank, N.A.	Receive	0.96%	0.82%	Republic of Peru	277,250,000	PEN	305,806
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	0.94%	Republic of Brazil	80,000,000	USD	6,504,087
12,225,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	0.85%	Republic of Brazil	N/A		(9,683,075)
7,335,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	0.85%	Republic of Brazil	N/A		(7,547,784)
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	0.94%	Republic of Brazil	130,000,000	USD	8,129,006
10,000,000	USD	12/24/2013	JP Morgan Chase Bank, N.A.	Receive	3.80%	1.62%	Republic of Turkey	10,000,000	USD	570,450
28,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.61%	Italy Government International Bond	N/A		1,176,185
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.45%	0.45%	United Kingdom Government	N/A		(397,454)
10,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.85%	3.61%	Italy Government International Bond	N/A		381,330
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	2.39%	33.19%	Hellenic Republic of Greece	N/A		15,907,401
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.28%	0.45%	United Kingdom Government	N/A		(925,095)

22	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Credit Default Swaps — continued

								Maximum
								Potential
								Amount of
								Future
								Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	2.80%	33.19%	Hellenic Republic of Greece	N/A		$5,621,978
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.68%	3.61%	Italy Government International Bond	N/A		595,323
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.49%	0.76%	Republic of Austria	N/A		(838,848)
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	3.34%	Lebanese Republic	N/A		(51,870)
15,000,000	USD	9/20/2014	Deutsche Bank AG	Receive	3.77%	1.48%	Russian Federation	15,000,000	USD	1,283,443
15,000,000	USD	9/20/2014	Deutsche Bank AG	(Pay)	4.03%	1.81%	Sberbank	N/A		(1,250,547)
5,000,000	USD	3/20/2015	JP Morgan Chase Bank, N.A.	Receive	5.00%	5.04%	Government of Ukraine	5,000,000	USD	42,995
25,000,000	USD	3/20/2015	JP Morgan Chase Bank, N.A.	Receive	5.00%	5.04%	Government of Ukraine	25,000,000	USD	214,976
8,000,000	USD	3/20/2015	JP Morgan Chase Bank, N.A.	Receive	5.00%	5.04%	Government of Ukraine	8,000,000	USD	68,792
765,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	10.42%	Bolivarian Republic of Venezuela	765,000,000	USD	(132,416,267)
575,500,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	10.34%	Venezuela Eurobond	N/A		140,392,430
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	10.45%	Bolivarian Republic of Venezuela	412,500,000	USD	(66,301,818)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	10.37%	Bolivarian Republic of Venezuela	N/A		67,921,858
30,000,000	USD	6/20/2015	Barclays Bank PLC	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(3,000,000)

See accompanying notes to the financial statements.	23

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Credit Default Swaps — continued

								Maximum
								Potential
								Amount of
								Future
								Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

40,000,000	USD	6/20/2015	Barclays Bank PLC	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		$(4,000,000)
11,000,000	USD	6/20/2015	Deutsche Bank AG	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(1,100,000)
15,000,000	USD	9/20/2015	Barclays Bank PLC	(Pay)	1.00%	1.27%	Republic of Colombia	N/A		129,127
56,950,000,000	COP	11/20/2015	Citibank N.A.	Receive	1.81%	0.98%	Republic of Colombia	56,950,000,000	COP	1,173,725
15,000,000	USD	2/20/2016	Citibank N.A.	(Pay)	2.16%	1.34%	Republic of Colombia	N/A		(539,309)
56,700,000,000	COP	2/20/2016	Citibank N.A.	Receive	1.46%	1.01%	Republic of Colombia	56,700,000,000	COP	583,858
114,800,000,000	COP	4/20/2016	Citibank N.A.	Receive	1.33%	1.04%	Republic of Colombia	114,800,000,000	COP	1,102,412
25,000,000	USD	4/20/2016	Citibank N.A.	(Pay)	1.90%	1.36%	Republic of Colombia	N/A		(773,897)
18,333,333	EUR	6/17/2016	Deutsche Bank AG	Receive	5.60%	9.33%	Republic of Angola	18,333,333	EUR	506,475
20,000,000	USD	8/20/2016	Citibank N.A.	(Pay)	2.15%	1.41%	Republic of Colombia	N/A		(715,720)
97,680,000,000	COP	8/20/2016	Citibank N.A.	Receive	1.51%	1.08%	Republic of Colombia	97,680,000,000	COP	1,046,717
32,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	10.76%	Bolivarian Republic of Venezuela	32,500,000	USD	(10,347,176)
32,000,000	PEN	5/20/2017	Deutsche Bank AG	Receive	0.79%	1.2%	Republic of Peru	32,000,000	PEN	(212,832)
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	1.51%	Republic of Peru	N/A		52,777
35,000,000	USD	7/20/2017	UBS AG	Receive	2.26%	2.4%	Republic of Turkey	35,000,000	USD	(173,538)
4,500,000	USD	7/20/2017	JP Morgan Chase Bank, N.A.	Receive	3.33%	5.87%	Republic of Jamaica	4,500,000	USD	(522,611)

24	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Credit Default Swaps — continued

								Maximum
								Potential
								Amount of
								Future
								Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

10,000,000	USD	12/20/2018	Deutsche Bank AG	Receive	0.44%	0.86%	United Kingdom Government	10,000,000	USD	$(273,655)
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.70%	3.54%	Italy Government International Bond	10,000,000	USD	(1,051,328)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	2.25%	23.12%	Hellenic Republic of Greece	30,000,000	USD	(14,296,657)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.25%	0.87%	United Kingdom Government	30,000,000	USD	861,638
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	2.61%	23.12%	Hellenic Republic of Greece	10,000,000	USD	(4,675,371)
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.35%	0.87%	United Kingdom Government	10,000,000	USD	358,272
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.62%	3.54%	Italy Government International Bond	10,000,000	USD	(1,100,104)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.46%	1.19%	Republic of Austria	30,000,000	USD	627,500
20,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	3.54%	Italy Government International Bond	20,000,000	USD	(2,151,432)
6,000,000	USD	3/20/2020	Barclays Bank PLC	Receive	1.00%	4.37%	Republic of Croatia	6,000,000	USD	(1,219,439)
20,000,000	USD	8/15/2031	Goldman Sachs International	(Pay)	1.84%	1.84%	United Mexican States	N/A		(18,590)

										$(13,501,418)

Premiums to (Pay) Receive										$969,266

See accompanying notes to the financial statements.	25

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive			Appreciation/
Amount		Date	Counterparty	(Pay) #	Fixed Rate	Variable Rate	(Depreciation)

46,800,000	PEN	4/21/2014	JP Morgan Chase Bank, N.A.	Receive	5.03%	6 month LIBOR	$1,135,344
51,000,000	BRL	1/2/2013	JP Morgan Chase Bank, N.A.	Receive	13.80%	Floating Rate CDI	1,079,770
43,000,000	PEN	2/16/2012	JP Morgan Chase Bank, N.A.	(Pay)	1.41%	6 month LIBOR	(162,963)

							$2,052,151

Premiums to (Pay) Receive							$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
CDI - Certificado de Deposito Interbancario
CP - Counterparty
DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
GDP - Gross Domestic Product
GMTN - Global Medium Term Note
ILS TELBOR - Tel Aviv Interbank Offered Rate dominated in Israeli Shekel.
JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen
LIBOR - London Interbank Offered Rate
OTC - Over-the-Counter
PDI - Past Due Interest
PIK - Payment In Kind
Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
VRRB - Variable Rate Reduction Bond
XL - Insured as to the payment of principal and interest by XL Capital Assurance.
ZAR JIBAR - Johannesburg Interbank Offered Rate dominated in South African Rand.
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

◆	These securities are primarily backed by subprime mortgages.
*	Non-income producing security.
(a)	Security is backed by the U.S. Government.
(b)	Security is in default.
(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(e)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other Matters” in Notes to Financial Statements for additional information.
(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(g)	Peru Trust securities are currently in default. See “Other Matters” in Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

(h)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral requirements on swap contracts, forward currency contracts, and written options, if any (Note 4).
(i)	Non-performing. Borrower not currently paying interest.
(j)	Republic of Ghana promissory notes are currently in default. See “Other Matters” in Notes to Financial Statements for additional information.
(k)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(l)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(m)	Reverse Repurchase Agreements have an open maturity date and can be closed on demand.

Currency Abbreviations:

ARS - Argentine Peso
BRL - Brazilian Real
CHF - Swiss Franc
COP - Colombian Peso
DEM - Deutsche Mark
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
JPY - Japanese Yen
KZT - Kazakhstan Tenge
MYR - Malaysian Ringgit
PEN - Peruvian Sol
RUB - Russian Ruble
USD - United States Dollar
ZAR - South African Rand

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $1,793,127,730) (Note 2)	$1,863,614,969
Investments in affiliated issuers, at value (cost $66,524,792) (Notes 2 and 10)	63,316,195
Foreign currency, at value (cost $2,354,676) (Note 2)	1,677,105
Receivable for investments sold	9,180
Receivable for Fund shares sold	349,311
Interest receivable	27,719,213
Unrealized appreciation on open forward currency contracts (Note 4)	222,115
Receivable for collateral on open swap contracts (Note 4)	3,164,000
Receivable for open swap contracts (Note 4)	260,307,513
Interest receivable for open swap contracts	2,081,989
Receivable for closed swap contracts (Note 4)	56,139
Miscellaneous receivable (Note 2)	1,034,780

Total assets	2,223,552,509

Liabilities:
Payable for investments purchased	5,111,807
Payable for Fund shares repurchased	159,500
Payable to affiliate for (Note 5):
Management fee	502,333
Shareholder service fee	169,496
Trustees and Trust Officers or agents unaffiliated with the Manager	4,289
Unrealized depreciation on open forward currency contracts (Note 4)	3,515,104
Payable for open swap contracts (Note 4)	271,756,780
Payable for reverse repurchase agreements (Note 2)	242,377,954
Accrued expenses	500,241

Total liabilities	524,097,504

Net assets	$1,699,455,005

See accompanying notes to the financial statements.	29

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$1,764,852,234
Accumulated undistributed net investment income	55,027,567
Accumulated net realized loss	(174,302,047)
Net unrealized appreciation	53,877,251

$1,699,455,005

Net assets attributable to:
Class III shares	$615,677,341

Class IV shares	$1,083,777,664

Shares outstanding:
Class III	63,423,671

Class IV	111,745,306

Net asset value per share:
Class III	$9.71

Class IV	$9.70

30	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$68,228,385
Dividends from unaffiliated issuers	377,986
Dividends from affiliated issuers (Note 10)	209,291

Total investment income	68,815,662

Expenses:
Management fee (Note 5)	3,003,382
Shareholder service fee – Class III (Note 5)	451,294
Shareholder service fee – Class IV (Note 5)	557,247
Interest expense (Note 2)	719,873
Custodian, fund accounting agent and transfer agent fees	515,660
Legal fees	138,000
Audit and tax fees	81,596
Registration fees	16,953
Trustees fees and related expenses (Note 5)	15,414
Miscellaneous	17,218

Total expenses	5,516,637
Expense reductions (Note 2)	(792)

Net expenses	5,515,845

Net investment income (loss)	63,299,817

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issues	34,494,699
Swap contracts	(634,751)
Foreign currency, forward contracts and foreign currency related transactions	(41,971,987)

Net realized gain (loss)	(8,112,039)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	46,903,905
Investments in affiliated issuers	(448,185)
Swap contracts	12,714,602
Foreign currency, forward contracts and foreign currency related transactions	18,271,512

Net unrealized gain (loss)	77,441,834

Net realized and unrealized gain (loss)	69,329,795

Net increase (decrease) in net assets resulting from operations	$132,629,612

See accompanying notes to the financial statements.	31

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$63,299,817	$213,152,459
Net realized gain (loss)	(8,112,039)	(27,277,843)
Change in net unrealized appreciation (depreciation)	77,441,834	188,822,965

Net increase (decrease) in net assets from operations	132,629,612	374,697,581

Distributions to shareholders from:
Net investment income
Class III	(7,689,254)	(64,721,761)
Class IV	(13,839,427)	(173,315,562)

Total distributions from net investment income	(21,528,681)	(238,037,323)

Net share transactions (Note 9):
Class III	12,819,529	(84,189,171)
Class IV	(112,236,908)	(258,259,432)

Increase (decrease) in net assets resulting from net share transactions	(99,417,379)	(342,448,603)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	278,469	972,178
Class IV	514,195	2,233,723

Increase in net assets resulting from purchase premiums and redemption fees	792,664	3,205,901

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(98,624,715)	(339,242,702)

Total increase (decrease) in net assets	12,476,216	(202,582,444)

Net assets:
Beginning of period	1,686,978,789	1,889,561,233

End of period (including accumulated undistributed net investment income of $55,027,567 and $13,256,431, respectively)	$1,699,455,005	$1,686,978,789

32	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Cash Flows — Six Months Ended August 31, 2011 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$132,629,612
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(77,441,834)
Net realized (gain) loss	8,112,039
Net amortization of discount and premium	(9,447,779)
Investments purchased	(280,417,394)
Proceeds from sale of investments	418,152,861
Short term investments, net	(5,912,211)
Other proceeds (cost):
Swap contracts	246,966
Forward currency contracts	(42,541,968)
Foreign currency and foreign currency related transactions	380,987
Changes in assets and liabilities:
(Increase) decrease in receivable for collateral on open swap contracts	(2,744,000)
(Increase) decrease in dividends and interest receivable	(2,495,956)
(Increase) decrease in interest receivable for open swap contracts	(351,935)
(Increase) decrease in miscellaneous receivable	(885)
Increase (decrease) in payable to affiliate for:
Management fee	24,857
Shareholder service fee payable	11,668
Trustee and Chief Compliance Officer of GMO Trust fees	(525)
Increase (decrease) in accrued expenses	(9,551)

Net cash provided by (used in) operating activities	138,194,952

Cash flows from financing activities:*
Proceeds from shares sold	131,732,125
Shares repurchased	(245,142,902)
Purchase premiums and redemption fees	792,664
Cash distributions paid	(7,711,303)
Increase (decrease) in payable for reverse repurchase agreements	(20,276,947)

Net cash provided by (used in) financing activities	(140,606,363)

Net increase in cash	(2,411,411)
Cash and cash equivalents, beginning of period	4,088,516

Cash and cash equivalents, end of period	$1,677,105

Supplemental disclosure of cash flow information:
* Reinvestment of dividends and distributions	$13,817,378

See accompanying notes to the financial statements.	33

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$9.10		$8.47		$5.85		$10.06		$10.73		$11.30

Income (loss) from investment operations:
Net investment income (loss)†	0.35		1.03	(a)	0.52		0.54		0.68		0.86
Net realized and unrealized gain (loss)	0.38		0.81		2.70		(3.77)		(0.13)		0.30

Total from investment operations	0.73		1.84		3.22		(3.23)		0.55		1.16

Less distributions to shareholders:
From net investment income	(0.12)		(1.21)		(0.60)		(0.77)		(0.76)		(0.94)
From net realized gains	—		—		—		(0.21)		(0.46)		(0.79)

Total distributions	(0.12)		(1.21)		(0.60)		(0.98)		(1.22)		(1.73)

Net asset value, end of period	$9.71		$9.10		$8.47		$5.85		$10.06		$10.73

Total Return(b)	8.06	%**	22.23%		55.95%		(32.75)%		5.07%		10.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$615,677		$564,570		$602,065		$535,194		$734,921		$876,598
Net operating expenses to average daily net assets(c)	0.60	%(d)*	0.59	%(d)	0.58	%(d)	0.59	%(d)	0.57	%(d)	0.57%
Interest expense to average daily net assets	0.08	%(e)*	0.08	%(f)	0.11	%(f)	0.23	%(f)	0.74	%(e)	0.48	%(e)
Total net expenses to average daily net assets	0.68	%(d)*	0.67	%(d)	0.69	%(d)	0.82	%(d)	1.31	%(d)	1.05%
Net investment income (loss) to average daily net assets	7.37	%*	11.09	%(g)	6.98%		6.36%		6.36%		7.91%
Portfolio turnover rate	14	%**	21%		36%		38%		53%		83%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.02		$0.05		$0.00	(g)	$0.01		$0.01

(a)	Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.
(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g)	Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

34	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$9.09		$8.47		$5.85		$10.06		$10.73		$11.30

Income (loss) from investment operations:
Net investment income (loss)†	0.35		1.05	(a)	0.53		0.53		0.69		0.87
Net realized and unrealized gain (loss)	0.38		0.78		2.69		(3.76)		(0.13)		0.29

Total from investment operations	0.73		1.83		3.22		(3.23)		0.56		1.16

Less distributions to shareholders:
From net investment income	(0.12)		(1.21)		(0.60)		(0.77)		(0.77)		(0.94)
From net realized gains	—		—		—		(0.21)		(0.46)		(0.79)

Total distributions	(0.12)		(1.21)		(0.60)		(0.98)		(1.23)		(1.73)

Net asset value, end of period	$9.70		$9.09		$8.47		$5.85		$10.06		$10.73

Total Return(b)	8.07	%**	22.19%		56.02%		(32.66)%		5.13%		11.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,083,778		$1,122,409		$1,287,496		$1,291,258		$2,114,181		$1,996,230
Net operating expenses to average daily net assets(c)	0.55	%(d)*	0.54	%(d)	0.53	%(d)	0.54	%(d)	0.53	%(d)	0.52%
Interest expense to average daily net assets	0.08	%(e)*	0.07	%(f)	0.11	%(f)	0.23	%(f)	0.74	%(e)	0.48	%(e)
Total net expenses to average daily net assets	0.63	%(d)*	0.61	%(d)	0.64	%(d)	0.77	%(d)	1.27	%(d)	1.00%
Net investment income (loss) to average daily net assets	7.38	%*	11.37	%(g)	7.03%		6.46%		6.45%		7.97%
Portfolio turnover rate	14	%**	21%		36%		38%		53%		83%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.02		$0.04		$0.00	(g)	$0.00	(g)	$0.01

(a)	Includes income per share of $0.41 as a result of the Fund’s perticipation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.
(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g)	Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	35

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Emerging Country Debt Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan EMBI (Emerging Markets Bond Index) Global. The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in U.S. and foreign asset-backed securities (including through GMO Short-Duration Collateral Fund (“SDCF”) and GMO World Opportunity Overlay Fund (“Overlay Fund”)). The Fund invests a substantial portion of its assets in below investment grade securities (also known as “junk bonds”). Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars.

In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements and futures. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund’s estimated interest rate duration to approximate that of its benchmark. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the

36

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2011, shares of SDCF, GMO Special Purpose Holding Fund (“SPHF”) and Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 2.4% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on

37

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 20.1% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value certain credit default swaps.

38

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. In some cases, quoted prices or prices calculated by using industry models are adjusted by a specified discount for liquidity or other considerations (including the Argentine judgment described in Other Matters below). In addition, the Fund valued certain sovereign debt securities using comparable securities issued by the sovereign adjusted by a specified spread. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR rate. The Fund deemed certain defaulted securities to be worthless. The Fund also used third party valuation services to value certain credit default swaps using unobservable inputs.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Asset-Backed Securities	$—	$1,870,405	$86,665,779	$88,536,184
Corporate Debt	—	114,320,920	—	114,320,920
Foreign Government Agency	—	211,035,258	154,475,830	365,511,088
Foreign Government Obligations	—	500,094,694	534,671,736	1,034,766,430
Judgments	—	—	24,990,000	24,990,000
U.S. Government	—	61,052,538	—	61,052,538

TOTAL DEBT OBLIGATIONS	—	888,373,815	800,803,345	1,689,177,160

Loan Assignments	—	—	32,129,393	32,129,393
Loan Participations	—	—	112,408,232	112,408,232
Promissory Notes	—	—	1,144,413	1,144,413
Options Purchased	—	18,093	—	18,093
Mutual Funds	63,306,989	9,206	—	63,316,195
Rights and Warrants	—	—	10,377,589	10,377,589
Short-Term Investments	18,360,089	—	—	18,360,089

Total Investments	81,667,078	888,401,114	956,862,972	1,926,931,164

Derivatives *
Forward Currency Contracts
Foreign Currency Risk	—	222,115	—	222,115

39

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Swap Agreements
Credit Risk	$—	$49,778,111	$208,314,288	$258,092,399
Interest Rate Risk	—	2,215,114	—	2,215,114

Total	$81,667,078	$940,616,454	$1,165,177,260	$2,187,460,792

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,515,104)	$—	$(3,515,104)
Swap Agreements
Credit Risk	—	(61,521,312)	(210,072,505)	(271,593,817)
Interest Rate Risk	—	(162,963)	—	(162,963)

Total	$—	$(65,199,379)	$(210,072,505)	$(275,271,884)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 58.1% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

40

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfers	Transfers	as of	Still Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Debt Obligations
Asset-Backed Securities	$96,820,133	$503,783	$(6,865,650)	$7,617	$199,606	$(3,999,710)	$—	$—	$86,665,779	$(3,999,710)
Corporate Debt	8,020,000	—	(8,000,000)	—	—	(20,000)	—	—	—	—
Foreign Government Agency	137,425,666	27,840,937	(17,487,807)	418,526	440,645	5,837,863	—	—	154,475,830	7,192,615
Foreign Government Obligations	523,408,255	38,506,995	(60,093,013)	5,956,884	8,612,800	18,279,815	—	—	534,671,736	23,301,143
Judgments	28,170,000	—	—	317,859	—	(3,497,859)	—	—	24,990,000	(3,497,859)

Total Debt Obligations	793,844,054	66,851,715	(92,446,470)	6,700,886	9,253,051	16,600,109	—	—	800,803,345	22,996,189

Loan Assignments	33,280,252	970,000	(2,098,372)	459,426	492,681	(974,594)	—	—	32,129,393	(974,594)
Loan Participations	117,371,965	—	(7,463,505)	1,027,390	2,265,531	(793,149)	—	—	112,408,232	(793,149)
Promissory Notes	1,071,677	—		39,247	—	33,489	—	—	1,144,413	33,489
Rights and Warrants	10,377,589	—	—	—	—	—	—	—	10,377,589	—

Total Investments	955,945,537	67,821,715	(102,008,347)	8,226,949	12,011,263	14,865,855	—	—	956,862,972	21,261,935

Derivatives
Swap Agreements	(10,713,914)	—	1,204,359	—	(1,204,359)	8,955,697	—	—	(1,758,217)	8,846,657

Total	$945,231,623	$67,821,715	$(100,803,988)	$8,226,949	$10,806,904	$23,821,552	$—	$—	$955,104,755	$30,108,592

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

41

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Loan agreements
The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. As of August 31, 2011, the Fund had received $241,775,903 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $252,309,838.

42

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Reverse repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement

43

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(92,251,262)
February 28, 2019	(66,474,254)

Total	$(158,725,516)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,867,449,386	$232,358,386	$(172,876,608)	$59,481,778

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws

44

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

45

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund and are allocated pro rata among the classes to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee or modify or eliminate an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters
In December 2005, the Fund entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. A judgment was awarded in the Fund’s favor on September 24, 2007; however, the Fund’s ability to collect on this judgment remains uncertain, and the Fund is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for currently performing Argentina Bonds. The eligible portion of the Fund’s judgment was tendered in the debt exchange and the Fund received new bonds in June 2010. The remaining portion of the Fund’s judgment, which continues to

46

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

be valued according to the Fund’s valuation policy, represented 1.5% of the net assets of the Fund as of August 31, 2011.

Peru Trust, Series 1998 I-P; Peru Trust, Series 97-I-P; and Peru Trust II, Series 98-A LB (the “Peru Trusts”) held by the Fund are currently in default. The Peru Trusts hold obligations of Istituto per i Servizi Assicurativi e il Credito all’Espotazione (“SACE”), the Italian Agency for Insurance of Export Credits. The obligations are payable only to the extent SACE recovers amounts from the Government of Peru (“Peru”) in relation to certain export insurance policies. Peru fully paid all of its obligations to SACE on August 24, 2009; however, payments to the Peru Trusts by SACE remain outstanding. Litigation between the Peru Trusts and SACE is pending in Italy with respect to the outstanding payments. The Peru Trusts’ ability to recover such payments, and the Fund’s corresponding ability to receive payment with respect to its investment in the Peru Trusts, remains uncertain. The Peru Trusts, which continue to be valued according to the Fund’s valuation policy, represented 0.1% of the net assets of the Fund as of August 31, 2011. Costs associated with this action are borne by the Fund.

In July 2008, the Fund entered into litigation against GNPA Limited (“GNPA”) (an entity wholly owned by the government of Ghana) seeking payment on an unconditional promissory note issued by GNPA. A judgment was awarded in the Fund’s favor in February 2010; however, the Fund’s ability to collect on this judgment remains uncertain. The defaulted promissory note, which continues to be valued according to the Fund’s valuation policy, represented less than 0.1% of the net assets of the Fund as of August 31, 2011. Costs associated with this action are borne by the Fund.

In connection with the Fund’s purchase of Venezuelan bonds between 2000 and 2002, the Fund acquired warrants which (along with related payments on those warrants) have not been received in custody. The Fund’s trading counterparties have acknowledged their delivery obligations but have not necessarily accepted legal liability for payment. Because there can be no assurance that the Fund will receive the warrants (or related payments), the Fund values the warrants at fair value using methods determined in good faith by or at the discretion of the Trustees of GMO Trust. The value of any possible recovery is carried at $1,033,826, representing 0.1% of the net assets of the Fund on August 31, 2011, and is included in Miscellaneous receivables on the Statement of Assets and Liabilities.

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by

47

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. Sovereign debt of emerging countries is not widely traded and may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g.,

48

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in a limited number of countries, regions, sectors or companies creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

49

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some

50

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

51

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and

52

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives

53

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

54

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

55

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a

56

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

“fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure, adjust exposure to certain markets, achieve exposure to a reference entity’s credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants to adjust exposure to certain markets. Additionally, the Fund owns warrants linked

57

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

to the price of oil. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (purchased options, rights and/or warrants)	$18,093	$—	$—	$—	$10,377,589	$10,395,682
Unrealized appreciation on forward currency contracts	—	222,115	—	—	—	222,115
Unrealized appreciation on swap agreements	2,215,114	—	258,092,399	—	—	260,307,513

Total	$2,233,207	$222,115	$258,092,399	$—	$10,377,589	$270,925,310

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(3,515,104)	$—	$—	$—	$(3,515,104)
Unrealized depreciation on swap agreements	(162,963)	—	(271,593,817)	—	—	(271,756,780)

Total	$(162,963)	$(3,515,104)	$(271,593,817)	$—	$—	$(275,271,884)

58

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options, rights and/or warrants)	$1,366,277	$—	$—	$—	$—	$1,366,277
Forward currency contracts	—	(42,541,968)	—	—	—	(42,541,968)
Swap agreements	1,922,620	—	(4,030,745)	—	1,473,374	(634,751)

Total	$3,288,897	$(42,541,968)	$(4,030,745)	$—	$1,473,374	$(41,810,442)

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and/or warrants)	$(2,214,849)	$—	$—	$—	$—	$(2,214,849)
Forward currency contracts	—	18,460,506	—	—	—	18,460,506
Swap agreements	(610,890)	—	12,228,190	—	1,097,302	12,714,602

Total	$(2,825,739)	$18,460,506	$12,228,190	$—	$1,097,302	$28,960,259

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Forward
	Currency			Rights and/or
	Contracts	Swap Agreements	Options	Warrants

Average amount outstanding	$560,687,265	$4,656,975,858	$484,387,556	$10,324,638

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on

59

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class’s shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluded those Funds’ Excluded Fund Fees and Expenses). “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $15,414 and $5,994, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
< 0.001%	0.000%	0.001%	0.001%

60

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$157,718,735
Investments (non-U.S. Government securities)	268,211,267	229,042,795

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 31.55% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.15% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 20.44% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

61

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	2,024,612	$19,210,273	9,633,356	$87,460,313
Shares issued to shareholders in reinvestment of distributions	517,776	4,939,581	3,884,543	35,087,915
Shares repurchased	(1,187,305)	(11,330,325)	(22,497,488)	(206,737,399)
Purchase premiums	—	39,833	—	123,522
Redemption fees	—	238,636	—	848,656

Net increase (decrease)	1,355,083	$13,097,998	(8,979,589)	$(83,216,993)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	11,794,485	$112,857,372	5,013,942	$48,450,430
Shares issued to shareholders in reinvestment of distributions	931,563	8,877,797	10,139,974	91,560,463
Shares repurchased	(24,512,439)	(233,972,077)	(43,685,884)	(398,270,325)
Purchase premiums	—	73,727	—	308,772
Redemption fees	—	440,468	—	1,924,951

Net increase (decrease)	(11,786,391)	$(111,722,713)	(28,531,968)	$(256,025,709)

62

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Returm	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Short-Duration Collateral Fund	$41,271,731	$—	$—	$209,291	$—	$11,888,463	$28,588,029
GMO Special Purpose Holding Fund	10,705	—	—	—	—	—	9,206
GMO U.S. Treasury Fund	31	—	—	—	—	—	31
GMO World Opportunity Overlay Fund	34,370,376	—	—	—	—	—	34,718,929

Totals	$75,652,843	$—	$—	$209,291	$—	$11,888,463	$63,316,195

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 29, 2012.

63

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

64

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

65

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

66

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

67

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.68%	$1,000.00	$1,080.60	$3.56
2) Hypothetical	0.68%	$1,000.00	$1,021.72	$3.46

Class IV

1) Actual	0.63%	$1,000.00	$1,080.70	$3.30
2) Hypothetical	0.63%	$1,000.00	$1,021.97	$3.20

*	Expenses are calculated using each Class’s annualized net expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

68

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	90.5%
Short-Term Investments	5.6
Mutual Funds	3.6
Investment Funds	2.3
Preferred Stocks	1.7
Other	(3.7)

100.0%

Country Summary*	% of Investments
China	23.0%
Thailand	15.3
Brazil	11.4
India	10.3
Indonesia	9.7
South Korea	7.3
United States	4.9
South Africa	4.8
Russia	4.3
Malaysia	2.4
Mexico	2.3
Taiwan	2.0
Turkey	1.4
Macau	0.5
Singapore	0.4

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Banks	15.3%
Consumer Services	11.3
Automobiles & Components	10.9
Retailing	10.7
Food, Beverage & Tobacco	9.2
Telecommunication Services	7.4
Food & Staples Retailing	5.9
Real Estate	4.3

1

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Utilities	3.7%
Capital Goods	3.3
Software & Services	3.2
Diversified Financials	2.6
Energy	2.3
Media	2.3
Consumer Durables & Apparel	1.8
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Household & Personal Products	1.1
Commercial & Professional Services	1.0
Materials	0.9
Health Care Equipment & Services	0.7
Technology Hardware & Equipment	0.6

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 90.5%

	Brazil — 8.8%
8,600	Arcos Dorados Holdings Inc Class A	237,102
45,200	Brasil Brokers Participacoes SA	218,632
7,712	Companhia de Bebidas das Americas	220,426
17,400	Fleury SA	251,398
10,900	Gafisa SA ADR	102,678
20,200	Itau Unibanco Holding SA ADR	366,832
21,300	Light SA	366,618
18,900	LPS Brasil Consultoria de Imoveis SA	414,948
20,400	Multiplus SA	342,157
17,100	PDG Realty SA Empreendimentos e Participacoes	84,109
15,700	Redecard SA	241,629
13,900	Telecomunicacoes de Sao Paulo SA ADR	441,603

	Total Brazil	3,288,132

	China — 21.2%
156,000	Ajisen China Holdings Ltd	236,856
3,110	Baidu Inc Sponsored ADR *	453,376
218,000	Belle International Holdings Ltd	448,247
12,700	China Lodging Group Ltd Sponsored ADR *	210,947
128,000	China Mengniu Dairy Co Ltd	458,719
66,000	Chow Sang Sang Holdings International Ltd	226,958
388,000	Dah Chong Hong Holdings Ltd	545,149
120,500	Digital China Holdings Ltd	205,690
326,000	Dongfeng Motor Group Co Ltd Class H	522,338
92,000	Galaxy Entertainment Group Ltd *	230,417
962,000	GOME Electrical Appliances Holdings Ltd	417,265
352,500	Great Wall Motor Co Ltd Class H	510,565
179,000	Haier Electronics Group Co Ltd *	202,627
437,000	Haitian International Holdings Ltd	405,066
42,500	Hengan International Group Co Ltd	364,514
452,000	Hengdeli Holdings Ltd	218,392
5,600	Home Inns & Hotels Management Inc ADR *	214,144
133,000	Intime Department Store Group Co Ltd	210,513

See accompanying notes to the financial statements.	3

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	China — continued
844,450	Kingdee International Software Group Co Ltd	343,837
312,000	Kunlun Energy Company Ltd	483,360
7,200	New Oriental Education & Technology Group Inc Sponsored ADR *	219,600
170,000	Sun Art Retail Group Ltd *	214,415
150,000	Tingyi (Cayman Islands) Holding Corp	423,048
210,000	Trinity Ltd	219,154

	Total China	7,985,197

	India — 9.5%
3,065	Bayer Cropscience Ltd	53,425
14,943	Bharti Airtel Ltd	131,584
4,118	CMC Ltd	84,361
12,718	Coromandel International Ltd	85,563
147,085	Dish TV India Ltd *	253,875
4,916	Glaxo SmithKline Consumer Healthcare Ltd	256,522
1,575	HDFC Bank Ltd	16,359
7,400	HDFC Bank Ltd ADR	246,864
4,655	Hero Honda Motors Ltd	209,820
129,471	Idea Cellular Ltd *	282,673
35,319	Indraprastha Gas Ltd	332,081
24,930	IndusInd Bank Ltd (a)	133,598
29,789	Ipca Laboratories Ltd	200,893
9,988	Jubilant Foodworks Ltd *	207,187
5,805	Nestle India Ltd	555,263
85,057	Petronet LNG Ltd	323,091
51,214	Rallis India Ltd	187,291
4,618	Whirlpool of India Ltd *	22,232

	Total India	3,582,682

	Indonesia — 8.9%
99,000	Astra International Tbk PT	794,134
2,385,500	Bank Bukopin Tbk PT	198,777
268,000	Bank Central Asia Tbk PT	258,523
397,500	Bank Danamon Indonesia Tbk PT	249,906

4	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
721,000	Bank Mandiri Tbk PT	598,939
447,500	Bank Negara Indonesia (Persero) Tbk PT	223,543
657,500	Indofood Sukses Makmur Tbk PT	479,459
498,500	Kalbe Farma Tbk PT	210,060
117,787	United Tractors Tbk PT	335,820

	Total Indonesia	3,349,161

	Malaysia — 2.2%
100,300	AMMB Holdings Berhad	215,430
67,000	Genting Berhad	213,555
97,600	Hong Leong Bank Berhad	404,530

	Total Malaysia	833,515

	Macau — 0.5%
54,000	Wynn Macau Ltd	173,694

	Mexico — 2.1%
9,370	First Cash Financial Services, Inc. *	437,673
16,000	Grupo Televisa SA Sponsored ADR	352,640

	Total Mexico	790,313

	Russia — 3.9%
35,441	Magnit OJSC Sponsored GDR (Registered Shares)	841,026
10,000	Mobile Telesystems Sponsored ADR	169,300
4,897	Pharmstandard GDR (Registered Shares) *	98,050
30,560	Sberbank Sponsored ADR *	363,359

	Total Russia	1,471,735

	Singapore — 0.4%
6,673	Asia Pacific Breweries Ltd	143,558

	South Africa — 4.4%
83,495	Growthpoint Properties Ltd	228,725
23,107	Shoprite Holdings Ltd	363,658
9,014	Tiger Brands Ltd	263,008

See accompanying notes to the financial statements.	5

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
35,051	Vodacom Group Ltd	452,152
7,080	Wilson Bayly Holmes-Ovcon Ltd	103,013
48,379	Woolworths Holdings Ltd	251,793

	Total South Africa	1,662,349

	South Korea — 6.8%
2,903	GS Home Shopping Inc	352,984
3,691	Hyundai Mobis	1,176,778
2,882	Hyundai Motor Co	553,412
9,825	Kangwon Land Inc	257,250
397	ORION Corp	197,129

	Total South Korea	2,537,553

	Taiwan — 1.8%
68,000	Chunghwa Telecom Co Ltd	234,817
91,000	Taiwan Mobile Co Ltd	247,156
112,000	Yungtay Engineering Co Ltd	200,135

	Total Taiwan	682,108

	Thailand — 14.1%
108,300	Advanced Info Service Pcl (Foreign Registered) (a)	409,898
98,300	Bangkok Bank Pcl NVDR	525,888
145,400	BEC World Pcl (Foreign Registered) (a)	196,571
196,600	Charoen Pokphand Foods Pcl (Foreign Registered) (a)	206,710
247,000	CP ALL Pcl (Foreign Registered) (a)	422,954
2,124,800	Hemaraj Land and Development Pcl (Foreign Registered) (a)	163,268
668,100	Hemaraj Land and Development Pcl NVDR	51,336
574,200	Home Product Center Pcl (Foreign Registered) (a)	195,516
238,500	Kasikornbank Pcl NVDR	1,016,954
886,300	Land & Houses Pcl NVDR	202,784
216,700	Pruksa Real Estate Pcl (Foreign Registered) (REIT) (a)	136,848
92,200	Pruksa Real Estate Pcl NVDR (REIT)	58,225
121,600	Robinson Department Store Pcl (Foreign Registered) (a)	158,317
86,300	Siam Commercial Bank Pcl (Foreign Registered) (a)	343,271

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
624,000	Siam Global House Pcl NVDR	198,967
23,800	Siam Makro Pcl (Foreign Registered) (a)	195,576
249,300	Thanachart Capital Pcl (Foreign Registered) (a)	262,752
253,200	Tisco Financial Group Pcl NVDR	346,461
90,700	Total Access Communication Pcl NVDR	211,215

	Total Thailand	5,303,511

	Turkey — 1.3%
210,019	Dogus Otomotiv Servis ve Ticaret AS *	495,068

	United States — 4.6%
31,500	Yum! Brands, Inc.	1,712,655

	TOTAL COMMON STOCKS (COST $32,766,777)	34,011,231

	PREFERRED STOCKS — 1.7%

	Brazil — 1.7%
40,700	AES Tiete SA 8.78%	575,511
12,400	Randon Participacoes SA 3.32%	81,244

	Total Brazil	656,755

	TOTAL PREFERRED STOCKS (COST $661,066)	656,755

	INVESTMENT FUNDS — 2.3%

	United States — 2.3%
20,000	Vanguard Emerging Markets ETF (b)	879,000

	TOTAL INVESTMENT FUNDS (COST $877,991)	879,000

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		MUTUAL FUNDS — 3.6%

		United States — 3.6%
		Affiliated Issuers
	53,980	GMO U.S. Treasury Fund	1,350,031

		TOTAL MUTUAL FUNDS (COST $1,350,031)	1,350,031

		SHORT-TERM INVESTMENTS — 5.6%

		Time Deposits — 5.6%
USD	330,000	Bank of America (Charlotte) Time Deposit, 0.03%, due 09/01/11	330,000
HKD	37,681	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	4,839
SGD	21,105	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	17,525
USD	747,999	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/11	747,999
ZAR	411	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.46%, due 09/01/11	59
USD	330,000	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	330,000
USD	330,000	HSBC Bank (New York) Time Deposit, 0.03%, due 09/01/11	330,000
USD	330,000	JPMorgan Chase (New York) Time Deposit, 0.03%, due 09/01/11	330,000

		Total Time Deposits	2,090,422

		TOTAL SHORT-TERM INVESTMENTS (COST $2,090,422)	2,090,422

		TOTAL INVESTMENTS — 103.7% (Cost $37,746,287)	38,987,439
		Other Assets and Liabilities (net) — (3.7%)	(1,406,685)

		TOTAL NET ASSETS — 100.0%	$37,580,754

Notes to Schedule of Investments:

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt

8	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF is a separate investment portfolio of Vanguard, Inc., a registered investment company. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

Currency Abbreviations:

HKD - Hong Kong Dollar
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $36,396,256) (Note 2)	$37,637,408
Investments in affiliated issuers, at value (cost $1,350,031) (Notes 2 and 10)	1,350,031
Dividends receivable	23,677
Foreign taxes receivable	910
Receivable for foreign currency sold	261,818
Receivable for expenses reimbursed by Manager (Note 5)	55,732
Miscellaneous receivable	14

Total assets	39,329,590

Liabilities:
Foreign currency due to custodian	158,923
Payable for investments purchased	1,372,030
Payable to affiliate for (Note 5):
Management fee	31,514
Shareholder service fee	2,772
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Accrued expenses	183,577

Total liabilities	1,748,836

Net assets	$37,580,754

Net assets consist of:
Paid-in capital	$36,076,504
Accumulated undistributed net investment income	80,952
Accumulated net realized gain	188,286
Net unrealized appreciation	1,235,012

$37,580,754

Net assets attributable to:
Class II shares	$20,840,336

Class V shares	$16,740,418

Shares outstanding:
Class II	960,082

Class V	770,669

Net asset value per share:
Class II	$21.71

Class V	$21.72

10	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Statement of Operations — Period from March 1, 2011 (commencement of operations) through August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $12,443)	$146,696
Interest	313
Dividends from affiliated issuers (Note 10)	127

Total investment income	147,136

Expenses:
Management fee (Note 5)	47,273
Shareholder service fee – Class II (Note 5)	6,595
Shareholder service fee – Class V (Note 5)	2,810
Custodian and fund accounting agent fees	137,198
Audit and tax fees	42,273
Transfer agent fees	18,932
Registration fees	9,516
Legal fees	274
Trustees fees and related expenses (Note 5)	90
Miscellaneous	8,897

Total expenses	273,858
Fees and expenses reimbursed by Manager (Note 5)	(207,664)
Expense reductions (Note 2)	(10)

Net expenses	66,184

Net investment income (loss)	80,952

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	256,625
Realized gains distributions from affiliated issuers (Note 10)	12
Foreign currency, forward contracts and foreign currency related transactions (net of foreign transaction taxes of $55,728)	(68,351)

Net realized gain (loss)	188,286

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in foreign capital gains tax of $6,189)	1,234,963
Foreign currency, forward contracts and foreign currency related transactions	49

Net unrealized gain (loss)	1,235,012

Net realized and unrealized gain (loss)	1,423,298

Net increase (decrease) in net assets resulting from operations	$1,504,250

See accompanying notes to the financial statements.	11

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from
March 1, 2011
(commencement
of operations)
through
August 31, 2011
(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$80,952
Net realized gain (loss)	188,286
Change in net unrealized appreciation (depreciation)	1,235,012

Net increase (decrease) in net assets from operations	1,504,250

Net share transactions (Note 9):
Class II	20,088,000
Class V	15,699,669

Increase (decrease) in net assets resulting from net share transactions	35,787,669

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	162,000
Class V	126,835

Increase in net assets resulting from purchase premiums and redemption fees	288,835

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	36,076,504

Total increase (decrease) in net assets	37,580,754

Net assets:
Beginning of period	—

End of period (including accumulated undistributed net investment income of $80,952)	$37,580,754

12	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)

	Period from
	March 24, 2011
	(commencement
	of operations)
	through
	August 31, 2011

Net asset value, beginning of period	$20.89

Income (loss) from investment operations:
Net investment income (loss)†	0.12
Net realized and unrealized gain (loss)	0.70

Total from investment operations	0.82

Net asset value, end of period	$21.71

Total Return(a)	3.93	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,840
Net expenses to average daily net assets	1.11	%(b)(c)*
Net investment income (loss) to average daily net assets	1.19	%*
Portfolio turnover rate	264	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	2.99	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.53

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through August 31, 2011.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout the period)

	Period from
	March 1, 2011
	(commencement
	of operations)
	through
	August 31, 2011

Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.15
Net realized and unrealized gain (loss)	1.57

Total from investment operations	1.72

Net asset value, end of period	$21.72

Total Return(a)	8.60	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,740
Net expenses to average daily net assets	0.99	%(b)(c)*
Net investment income (loss) to average daily net assets	1.36	%*
Portfolio turnover rate	264	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	3.55	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.42

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

14	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Emerging Domestic Opportunities Fund (the “Fund”), commenced operations on March 1, 2011.

The Fund is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return. The Fund typically makes equity investments directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets. The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Fund does not control risk relative to the MSCI Emerging Markets (“EM”) Index or any other securities index.

The Manager uses fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

15

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

During the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class II and Class V. Each class of shares bears a different shareholder service fee.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 7.5% of net assets. The Fund classifies such securities (as defined below) as Level 3. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of

16

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	62.0%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: Certain of the Fund’s securities in Thailand and India were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations.

17

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Brazil	$3,288,132	$—	$—	$3,288,132
China	1,312,481	6,672,716	—	7,985,197
India	246,864	3,202,220	133,598	3,582,682
Indonesia	—	3,349,161	—	3,349,161
Malaysia	—	833,515	—	833,515
Macau	—	173,694	—	173,694
Mexico	790,313	—	—	790,313
Russia	532,659	939,076	—	1,471,735
Singapore	—	143,558	—	143,558
South Africa	—	1,662,349	—	1,662,349
South Korea	—	2,537,553	—	2,537,553
Taiwan	—	682,108	—	682,108
Thailand	—	2,611,830	2,691,681	5,303,511
Turkey	—	495,068	—	495,068
United States	1,712,655	—	—	1,712,655

TOTAL COMMON STOCKS	7,883,104	23,302,848	2,825,279	34,011,231

Preferred Stocks
Brazil	656,755	—	—	656,755

TOTAL PREFERRED STOCKS	656,755	—	—	656,755

Investment Funds
United States	879,000	—	—	879,000

TOTAL INVESTMENT FUNDS	879,000	—	—	879,000

18

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds
United States	$1,350,031	$—	$—	$1,350,031

TOTAL MUTUAL FUNDS	1,350,031	—	—	1,350,031

Short-Term Investments	2,090,422	—	—	2,090,422

Total Investments	12,859,312	23,302,848	2,825,279	38,987,439

Total	$12,859,312	$23,302,848	$2,825,279	$38,987,439

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities using Level 3 inputs were 7.5% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

19

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in				Investments
	as of			Accrued	Total	Unrealized	Transfers	Transfers	Balances as of	Still Held as
	February 28,			Discounts/	Realized	Appreciation	in to	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Common Stocks
India	$—	$151,403	$—	$—	$—	$(17,805)	$—	$—	$133,598	$(17,805)
Thailand	—	2,693,489	(244,477)	—	66,472	176,197	—	—	2,691,681	176,197

Total	$—	$2,844,892	$(244,477)	$—	$66,472	$158,392	$—	$—	$2,825,279	$158,392

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

20

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

21

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$37,785,994	$1,741,136	$(539,691)	$1,201,445

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the period ended August 31, 2011.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

22

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.80% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund and are allocated pro rata among the classes to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

23

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

24

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk — The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because the Fund does not seek to control risk relative to a particular securities market index or benchmark.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

25

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

26

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect

27

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

28

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is

29

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

30

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

31

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights and/or warrants at the end of the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II share sand 0.085% for Class V shares.

The Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.75% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means expenses incurred indirectly by investment in other GMO Funds, all or a portion of the Fund’s custodial fee (up to 10% per annum), fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment

32

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $90 and $12, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, aggregated $73,686,453 and $38,277,943, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 69.71% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 36.55% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

33

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from March 1, 2011
	(commencement of operations)
	through August 31, 2011 (Unaudited)
Class II:	Shares	Amount

Shares sold	960,082	$20,088,000
Purchase premiums	—	162,000

Net increase (decrease)	960,082	$20,250,000

	Period from March 24, 2011
	(commencement of operations)
	through August 31, 2011 (Unaudited)
Class V:	Shares	Amount

Shares sold	771,909	$15,727,567
Shares repurchased	(1,240)	(27,898)
Purchase premiums	—	126,610
Redemption fees	—	225

Net increase (decrease)	770,669	$15,826,504

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$—	$11,040,141	$9,690,371	$127	$12	$1,350,031

Totals	$—	$11,040,141	$9,690,371	$127	$12	$1,350,031

34

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund only recently commenced operations, the Trustees were unable to consider its performance for a full fiscal year. However, the Trustees considered the qualifications and experience of the Emerging Markets Division personnel, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately

35

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

managed accounts. Since the Fund only recently commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the fees compared to fees paid by other funds of the Trust and so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees also considered that the fee charged under the Fund’s investment agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. As the Fund only recently commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

36

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

37

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

38

GMO Emerging Domestic Opportunities Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class II

1) Actual	1.11%	$1,000.00	$1,039.30	$4.95	(a)
2) Hypothetical	1.11%	$1,000.00	$1,019.56	$5.63	(b)

Class V

1) Actual	0.99%	$1,000.00	$1,086.00	$5.16	(c)
2) Hypothetical	0.99%	$1,000.00	$1,020.16	$5.03	(b)

(a)	For the period March 24, 2011 (commencement of operations) through August 31, 2011. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2011, multiplied by the average account value over the period, multiplied by 160 days in the period, divided by 366 days in the year.

(b)	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(c)	For the period March 1, 2011 (commencement of operations) through August 31, 2011. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2011, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year.

39

GMO Emerging Markets Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	86.2%
Preferred Stocks	10.0
Short-Term Investments	1.0
Investment Funds	0.8
Mutual Funds	0.8
Debt Obligations	0.3
Swap Agreements	0.0 ∧
Other	0.9

100.0%

∧	Rounds to 0.0%.

Country Summary*	% of Investments
Brazil	17.8%
South Korea	16.4
China	14.5
Russia	13.6
Taiwan	9.4
Indonesia	5.1
Thailand	5.1
India	3.6
Poland	2.4
Turkey	2.4
South Africa	1.8
Egypt	1.6
Czech Republic	1.4
Hungary	1.2
Mexico	1.2
Philippines	0.9
Malaysia	0.5
United States	0.5
Chile	0.2
Kazakhstan	0.1
Macau	0.1
Morocco	0.1
Sri Lanka	0.1

100.0%

1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Energy	21.3%
Banks	16.3
Materials	15.6
Telecommunication Services	13.5
Semiconductors & Semiconductor Equipment	5.6
Utilities	3.9
Automobiles & Components	3.9
Technology Hardware & Equipment	3.3
Capital Goods	3.3
Software & Services	2.1
Food, Beverage & Tobacco	1.9
Diversified Financials	1.3
Insurance	1.2
Retailing	1.2
Real Estate	1.1
Food & Staples Retailing	0.9
Consumer Services	0.8
Consumer Durables & Apparel	0.8
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Media	0.6
Health Care Equipment & Services	0.2
Household & Personal Products	0.2
Commercial & Professional Services	0.2
Miscellaneous	0.1
Transportation	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.
**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.2%

	Brazil — 9.6%
174,700	Arcos Dorados Holdings Inc Class A	4,816,479
2,622,010	Banco Bradesco ADR	46,802,879
10,616,200	Banco do Brasil SA	178,192,640
1,714,900	BR Malls Participacoes SA	19,121,474
1,665,000	Brasil Brokers Participacoes SA	8,053,584
754,065	Brasil Telecom SA ADR	17,124,816
393,780	Centrais Eletricas Brasileiras SA ADR	5,304,217
969,470	Centrais Eletricas Brasileiras SA Sponsored ADR	10,111,572
717,363	CETIP SA	11,220,767
6,200	Cia de Bebidas das Americas ADR	178,622
1,040,302	Cia de Saneamento Basico do Estado de Sao Paulo	30,060,866
114,182	Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,583,734
1,008,500	Cia de Saneamento de Minas Gerais-Copasa MG	19,829,166
222,100	Cia Paranaense de Energia Sponsored ADR	4,890,642
696,600	Cielo SA	17,897,443
235,860	Companhia de Bebidas das Americas	6,741,397
1,033,100	Companhia Energetica de Minas Gerais Sponsored ADR	19,546,252
966,500	Cyrela Brazil Realty SA	9,161,684
1,280,592	Electrobras (Centro)	13,112,413
497,700	Fleury SA	7,190,841
698,100	Gafisa SA ADR	6,576,102
2,485,600	Gerdau SA	17,846,855
935,700	Gerdau SA Sponsored ADR	8,075,091
5,803,950	Itau Unibanco Holding SA ADR	105,399,732
1,498,600	Light SA	25,794,108
970,900	LPS Brasil Consultoria de Imoveis SA	21,316,009
901,300	Multiplus SA	15,116,973
886,600	PDG Realty SA Empreendimentos e Participacoes	4,360,876
6,080,590	Petroleo Brasileiro SA (Petrobras) ADR	176,641,139
321,300	Porto Seguro SA	3,996,319
1,748,200	Redecard SA	26,905,522
705,960	Telecomunicacoes de Sao Paulo SA ADR	22,428,349
146,503	Tim Participacoes SA ADR	4,562,103

See accompanying notes to the financial statements.	3

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
911,100	Ultrapar Participacoes SA	15,905,188
59,900	Ultrapar Participacoes SA Sponsored ADR	1,062,626
22,700	Usinas Siderurgicas de Minas Gerais SA Sponsored ADR	170,931
1,723,800	Vale SA	48,511,992
4,891,900	Vale SA Sponsored ADR	138,147,256

	Total Brazil	1,078,758,659

	Chile — 0.1%
714,773	Empresa National de Telecomunicaciones SA	15,804,649
34,654,284	Madeco SA *	1,689,519

	Total Chile	17,494,168

	China — 14.0%
8,532,000	Agile Property Holdings Ltd	11,589,920
27,414,940	Agricultural Bank of China Ltd Class H	13,225,097
2,854,000	Ajisen China Holdings Ltd	4,333,245
2,015,500	Anhui Conch Cement Co Ltd Class H	8,441,457
85,500	Baidu Inc Sponsored ADR *	12,464,190
182,212,640	Bank of China Ltd Class H	75,575,190
36,491,480	Bank of Communications Co Ltd Class H	27,085,838
6,945,000	Belle International Holdings Ltd	14,280,154
11,528,200	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd Class H	19,910,310
31,305,000	China CITIC Bank Class H *	16,867,271
11,569,700	China Coal Energy Co Class H	15,605,955
18,767,700	China Communication Services Corp Ltd Class H	9,527,631
15,121,800	China Communications Construction Co Ltd Class H	10,996,577
76,944,099	China Construction Bank Class H	57,263,838
44,600	China Life Insurance Co Ltd ADR	1,693,016
3,175,000	China Life Insurance Co Ltd Class H	8,048,413
196,200	China Lodging Group Ltd Sponsored ADR *	3,258,882
2,048,000	China Mengniu Dairy Co Ltd	7,339,506
10,177,000	China Minsheng Banking Corp Ltd	8,442,248
24,804,942	China Mobile Ltd	253,718,650

4	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	China — continued
330,300	China Mobile Ltd Sponsored ADR	16,901,451
6,640,000	China National Building Material Co Ltd Class H	11,206,411
1,210,140	China Ocean Resources Co Ltd	7,477,820
61,400	China Petroleum & Chemical Corp ADR	6,049,128
131,623,351	China Petroleum & Chemical Corp Class H	129,681,100
9,466,000	China Shenhua Energy Co Ltd Class H	44,190,065
34,595,000	China Shipping Container Lines Co Ltd Class H *	7,974,630
26,500	China Telecom Corp Ltd ADR	1,747,145
120,166,000	China Telecom Corp Ltd Class H	79,022,335
4,656,400	China Ting Group Holding Ltd	466,197
28,155,900	China Unicom Hong Kong Ltd	59,005,535
1,657,600	China Unicom Hong Kong Ltd ADR	35,058,240
8,184,400	Citic Pacific Ltd	16,635,793
7,496,000	CNOOC Ltd	15,238,473
36,020	CNOOC Ltd ADR	7,318,904
6,574,000	Dah Chong Hong Holdings Ltd	9,236,625
5,499,500	Digital China Holdings Ltd	9,387,512
13,364,000	Dongfeng Motor Group Co Ltd Class H	21,412,644
5,570,000	Galaxy Entertainment Group Ltd *	13,950,259
20,460,000	GCL-Poly Energy Holdings Ltd	9,101,346
33,444,000	GOME Electrical Appliances Holdings Ltd	14,506,269
5,086,500	Great Wall Motor Co Ltd Class H	7,367,339
4,428,000	Haier Electronics Group Co Ltd *	5,012,479
21,080,100	Haitian International Holdings Ltd	19,539,685
4,954,000	Harbin Power Equipment Co Ltd	6,301,348
2,126,000	Hengan International Group Co Ltd	18,234,285
13,384,000	Hengdeli Holdings Ltd	6,466,728
106,700	Home Inns & Hotels Management Inc ADR *	4,080,208
12,902,440	Hopson Development Holdings Ltd	10,402,694
145,005,000	Industrial and Commercial Bank of China Ltd Class H	95,485,267
2,135,500	Intime Department Store Group Co Ltd	3,380,075
11,402,900	Jiangxi Copper Co Ltd Class H	32,834,113
15,094,000	Kingdee International Software Group Co Ltd	6,145,869
5,776,000	Kunlun Energy Company Ltd	8,948,356

See accompanying notes to the financial statements.	5

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	China — continued
4,236,160	Lianhua Supermarket Holdings Co Ltd	7,252,985
2,742,000	Longfor Properties	3,982,293
872,800	MGM China Holdings Ltd *	1,692,722
5,952,700	Minth Group Ltd	6,628,264
3,974,000	NVC Lighting Holdings Ltd	1,800,230
6,356,172	Peace Mark Holdings Ltd * (a) (b)	—
92,200	PetroChina Co Ltd ADR	11,847,700
68,884,301	PetroChina Co Ltd Class H	87,586,174
7,072,000	PICC Property & Casualty Co Ltd Class H	12,500,337
3,299,000	Ping An Insurance (Group) Co of China Ltd Class H	26,457,802
8,365,500	Sany Heavy Equipment International Holdings Co Ltd	8,333,795
9,055,000	Sun Art Retail Group Ltd *	11,420,731
4,079,700	Suntech Power Holdings Co Ltd ADR *	21,418,425
5,546,000	Tingyi (Cayman Islands) Holding Corp	15,641,486
3,204,000	Trinity Ltd	3,343,667
18,109,000	Want Want China Holdings Ltd	15,052,953
2,462,600	Weichai Power Co Ltd Class H	12,308,499
5,057,400	Yanzhou Coal Mining Co Ltd Class H	14,734,293
120,200	Yanzhou Coal Mining Co Ltd Sponsored ADR	3,493,012

	Total China	1,584,929,084

	Czech Republic — 1.3%
1,997,442	CEZ AS	93,745,564
154,900	Komercni Banka AS	32,631,230
175,730	Pegas Nonwovens SA	4,813,114
10,453	Philip Morris CR AS	6,585,571
504,330	Telefonica 02 Czech Republic AS	12,891,233

	Total Czech Republic	150,666,712

	Egypt — 1.5%
1,384,356	Alexandria Mineral Oils Co	15,180,673
9,183,853	Arab Cotton Ginning	6,513,945
6,043,724	Commercial International Bank	28,103,794
47,687	EFG-Hermes Holding GDR *	262,950

6	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
2,406,616	EFG-Hermes Holding SAE *	6,656,778
440,755	Egyptian Co for Mobile Services	7,354,397
1,209,203	ElSwedy Electric Co	5,450,942
519,950	Orascom Construction Industries	20,996,255
34,671	Orascom Construction Industries GDR	1,414,336
22,042,052	Orascom Telecom Holding SAE *	13,139,144
4,705,236	Orascom Telecom Holding SAE GDR (Registered Shares) *	13,956,163
6,019,913	Sidi Kerir Petrochemicals Co	13,822,537
9,606,106	South Valley Cement	6,349,565
12,772,062	Talaat Moustafa Group *	8,495,463
9,641,469	Telecom Egypt	24,359,272

	Total Egypt	172,056,214

	Hungary — 1.2%
56,631	Egis Gyogyszergyar Nyrt	4,786,047
5,980,185	Magyar Telekom Nyrt	16,068,075
4,780,863	OTP Bank Nyrt	104,454,420
42,444	Richter Gedeon Nyrt	7,847,863

	Total Hungary	133,156,405

	India — 3.5%
502,627	Aban Offshore Ltd	4,175,133
2,615,258	Aurobindo Pharma Ltd	7,208,946
149,745	Bayer Cropscience Ltd	2,610,161
2,838,553	Bharti Airtel Ltd	24,995,438
168,601	CMC Ltd	3,453,965
2,589,614	Coal India Ltd	21,184,935
473,067	Coromandel International Ltd	3,182,658
1,941,043	Dish TV India Ltd *	3,350,322
63,607	Glaxo SmithKline Consumer Healthcare Ltd	3,319,073
461,301	Grasim Industries Ltd * (a)	22,874,674
117,600	HDFC Bank Ltd ADR	3,923,136
8,736,910	Hexaware Technologies Ltd	14,567,957
973,259	HSIL Ltd	4,339,901

See accompanying notes to the financial statements.	7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	India — continued
3,172,808	Idea Cellular Ltd *	6,927,173
1,783,935	Indraprastha Gas Ltd	16,773,162
1,116,939	IndusInd Bank Ltd (a)	5,985,605
90,546	Infosys Technologies Ltd	4,675,633
483,590	Infosys Technologies Ltd Sponsored ADR	24,962,916
1,683,941	Ipca Laboratories Ltd	11,356,245
210,383	Jubilant Foodworks Ltd *	4,364,099
1,199,857	Kiri Industries Ltd (c)	4,093,323
362,422	MedQuist Holdings, Inc. *	2,989,981
887,692	Mphasis Ltd	6,882,888
104,695	Nestle India Ltd	10,014,348
2,927,378	Oil & Natural Gas Corp Ltd	16,811,266
3,325,874	Petronet LNG Ltd	12,633,392
1,155,631	Rallis India Ltd	4,226,171
908,630	Reliance Industries Ltd	15,586,300
46,756	Reliance Industries Ltd Sponsored GDR 144A	1,615,041
5,379,456	Sesa Goa Ltd	27,779,637
7,523,338	Shree Renuka Sugars Ltd	9,493,811
2,203,819	Sterlite Industries India Ltd	6,295,280
413,600	Sterlite Industries India Ltd ADR	4,793,624
2,151,941	Tata Consultancy Services Ltd	49,090,494
754,173	Tata Steel Ltd	7,718,589
582,481	Torrent Pharmaceuticals Ltd	7,626,193
2,723,279	Welspun Corp Ltd	7,326,767
467,183	Whirlpool of India Ltd *	2,249,074

	Total India	391,457,311

	Indonesia — 5.0%
29,433,500	AKR Corporindo Tbk PT	9,463,201
1,677,000	Astra Agro Lestari Tbk PT	4,354,646
22,187,000	Astra International Tbk PT	177,974,266
209,747,275	Bakrie Telecom Tbk PT *	9,312,603
35,117,500	Bank Bukopin Tbk PT	2,926,249
11,494,500	Bank Central Asia Tbk PT	11,088,043

8	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
10,997,500	Bank Danamon Indonesia Tbk PT	6,914,057
54,727,702	Bank Mandiri Tbk PT	45,462,634
25,558,500	Bank Negara Indonesia (Persero) Tbk PT	12,767,414
66,128,500	Bank Rakyat Tbk PT	52,933,725
52,876,500	Gajah Tunggal Tbk PT	18,710,405
67,208,000	Global Mediacom Tbk PT	6,249,813
31,629,050	Indofood Sukses Makmur Tbk PT	23,064,378
48,770,000	Kalbe Farma Tbk PT	20,550,904
7,952,000	Matahari Putra Prima Tbk PT	1,122,752
60,883,500	Media Nusantara Citra Tbk PT	7,275,688
41,445,000	Perusahaan Gas Negara PT	14,914,517
4,938,000	Straits Asia Resources Ltd	11,179,549
5,650,500	Tambang Batubara Bukit Asam Tbk PT	12,985,520
55,444,000	Telekomunikasi Indonesia Tbk PT	47,901,891
329,500	Telekomunikasi Indonesia Tbk PT Sponsored ADR	11,275,490
17,786,612	United Tractors Tbk PT	50,711,033

	Total Indonesia	559,138,778

	Kazakhstan — 0.1%
814,101	KazMunaiGas Exploration Production GDR	13,777,529

	Macau — 0.1%
3,198,000	Wynn Macau Ltd	10,286,529

	Malaysia — 0.5%
8,125,900	AMMB Holdings Berhad	17,453,256
4,233,000	Genting Berhad	13,492,246
2,688,399	Hong Leong Bank Berhad	11,142,797
8,720,936	Lion Industries Corp Berhad	4,500,866
2,037,027	Shangri-La Hotels Berhad	1,754,897
3,766,200	UMW Holdings Berhad	9,211,600

	Total Malaysia	57,555,662

See accompanying notes to the financial statements.	9

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Mexico — 1.1%
19,817,000	America Movil SAB de CV Class L	25,376,759
1,517,300	America Movil SAB de CV Class L ADR	38,782,188
148,000	First Cash Financial Services, Inc *	6,913,080
731,000	Grupo Financiero Banorte SAB de CV Class O	2,959,334
209,900	Grupo Televisa SA Sponsored ADR	4,626,196
2,633,800	Grupo Televisa SA-Series CPO	11,695,674
2,189,820	Telefonos de Mexico SAB de CV Class L Sponsored ADR	37,467,820

	Total Mexico	127,821,051

	Morocco — 0.1%
741,088	Maroc Telecom	13,565,942

	Philippines — 0.9%
3,385,240	BDO Unibank, Inc.	4,719,763
95,813,100	Lopez Holding Corp *	11,379,748
5,492,432	Metropolitan Bank & Trust Co	9,522,123
756,930	Philippine Long Distance Telephone Co	42,377,316
367,200	Philippine Long Distance Telephone Co Sponsored ADR	21,172,752
11,861,500	Universal Robina Corp	11,143,828
7,040,800	Vista Land & Lifescapes Inc	534,250

	Total Philippines	100,849,780

	Poland — 2.1%
339,714	Asseco Poland SA	5,008,031
1,047,868	Grupa Lotos SA *	11,214,591
2,578,311	KGHM Polska Miedz SA	156,462,303
3,233,922	PGE SA	23,151,640
954,619	Polski Koncern Naftowy Orlen SA *	13,152,557
5,210,632	Synthos SA	9,436,359
7,638,616	Tauron Polska Energia SA	14,145,960

	Total Poland	232,571,441

	Russia — 11.8%
138,966	Bashneft OAO Class S	7,049,875
1,648,382	Gazprom Neft Class S	7,224,186

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
363,341	Gazprom Neft JSC Sponsored ADR	7,965,110
40,123,309	Gazprom OAO Sponsored ADR	498,572,599
3,976,555	Lukoil OAO ADR	239,102,207
1,281,871	Magnit OJSC Sponsored GDR (Registered Shares)	30,419,213
892,861	Magnitogorsk Iron & Steel Works Sponsored GDR (Registered Shares)	7,103,073
676,470	Mechel Sponsored ADR	12,758,224
2,358,570	MMC Norilsk Nickel JSC ADR	59,051,659
502,960	Mobile Telesystems Sponsored ADR	8,515,113
457,966	NovaTek OAO Sponsored GDR (Registered Shares)	62,255,894
1,967,066	OAO Tatneft Sponsored GDR (Registered Shares)	66,776,821
175,155	Pharmstandard GDR (Registered Shares) *	3,507,034
19,533,421	Rosneft OJSC GDR (Registered Shares)	153,826,511
2,427,101	Rostelecom *	15,814,883
135,000	Russia Petroleum Class S * (a)	1,350
3	Sberbank Class S	9
4,146,449	Sberbank Sponsored ADR	49,301,279
6,237,210	Surgutneftegas Sponsored ADR	53,176,831
989,978	Tatneft	5,404,137
4,143,800	United Co RUSAL Plc *	4,523,843
725,820	Uralkali Sponsored GDR (Registered Shares)	36,569,375

	Total Russia	1,328,919,226

	South Africa — 1.8%
787,110	Absa Group Ltd	15,666,310
90,330	African Bank Investments Ltd	457,881
10,602,959	Blue Label Telecoms Ltd	7,443,881
10,266,470	FirstRand Ltd	29,554,749
1,190,489	Growthpoint Properties Ltd	3,261,204
2,128,245	MTN Group Ltd	43,780,470
225,602	Nedbank Group Ltd	4,578,430
356,099	Remgro Ltd	5,799,920
1,454,894	Sanlam Ltd	5,665,110
854,137	Shoprite Holdings Ltd	13,442,401
4,961,571	Telkom South Africa Ltd	25,369,374

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
208,783	Tiger Brands Ltd	6,091,819
1,209,493	Vodacom Group Ltd	15,602,255
1,646,095	Wilson Bayly Holmes-Ovcon Ltd	23,950,398

	Total South Africa	200,664,202

	South Korea — 15.0%
1,081,495	BS Financial Group Inc *	13,541,661
497,910	Cheil Worldwide Inc	7,357,061
49,547	CJ CheilJedang Corp	15,239,563
39,403	Daum Communications Corp	4,716,605
1,280,822	DGB Financial Group Inc *	18,608,746
373,869	Dongbu Insurance Co Ltd	18,201,882
457,360	Dongkuk Steel Mill Co Ltd	13,187,887
289,126	Edu Ark Co Ltd * (a)	—
452,035	Finetex EnE Inc *	880,120
1,516,640	Foosung Co Ltd *	10,360,984
458,921	GS Holdings Corp	31,406,188
57,213	GS Home Shopping Inc	6,956,701
1,440,789	Hana Financial Group Inc	48,875,751
352,527	Hanwha Chemical Corp	12,253,136
813,975	Hanwha Corp	30,883,209
30,727	Honam Petrochemical Corp	10,369,159
1,608,540	Hynix Semiconductor Inc	29,049,981
254,694	Hyosung Corp	18,933,835
118,452	Hyundai Heavy Industries Co Ltd	38,842,313
396,154	Hyundai Hysco	17,912,627
243,550	Hyundai Marine & Fire Insurance Co Ltd	7,747,309
137,977	Hyundai Mipo Dockyard	17,875,954
225,123	Hyundai Mobis	71,774,534
271,165	Hyundai Motor Co	52,070,068
179,243	Hyundai Steel Co	18,373,414
3,457,522	In the F Co Ltd * (c)	2,649,962
3,324,454	Industrial Bank of Korea	50,300,653
987,045	Kangwon Land Inc	25,843,994

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
688,236	KB Financial Group Inc	28,549,082
29,403	KCC Corp	8,259,150
498,419	Kia Motors Corp	33,296,372
1,125,405	KleanNara Co Ltd *	5,203,496
205,850	Kolon Corp	6,522,970
81,916	Kolon Industries Inc	8,797,032
4,334,198	Korea Exchange Bank	33,003,638
381,261	Korea Investment Holdings Co Ltd	13,931,736
44,522	Korea Kumho Petrochemical Co Ltd	7,685,487
61,435	Korea Zinc Co Ltd	24,323,908
501,226	KT Corp	17,324,880
614,400	KT Corp Sponsored ADR	10,500,096
910,307	KT&G Corp	58,677,983
16,560	LG Chem Ltd	5,922,769
3,323,362	LG Uplus Corp	15,608,980
46,475	Lotte Shopping Co Ltd	19,115,938
44,337	NCSoft Corp	14,608,639
58,363	NHN Corp *	11,450,170
17,492	OCI Company Ltd	5,149,620
7,054	ORION Corp	3,502,642
295,479	POSCO	112,428,167
43,000	POSCO ADR	4,091,020
504,840	Pumyang Construction Co Ltd *	1,333,364
132,843	S-Oil Corp	15,309,679
61,583	Samsung Engineering Co Ltd	14,021,669
151,928	Samsung Fire & Marine Insurance Co Ltd	32,891,166
70,593	Samsung SDI Co Ltd	9,355,642
329,093	Samsung Electronics Co Ltd	231,103,590
68,346	Seah Besteel Corp	4,229,454
2,001,907	Shinhan Financial Group Co Ltd	84,604,459
24,800	Shinsegae Co Ltd	7,450,191
574,332	Simm Tech Co Ltd	6,576,382
185,023	SK C&C Co Ltd	24,673,010
54,837	SK Chemicals Co Ltd	4,220,060

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
35,122	SK Innovation Co Ltd	5,627,179
438,628	SK Telecom Co Ltd	63,841,766
1,785,600	SK Telecom Co Ltd ADR	28,712,448
86,734	SKC Co Ltd	4,705,202
262,658	SK Holdings Co Ltd	40,850,892
1,329,260	Tong Yang Securities Inc	6,613,175
3,579,890	Woori Finance Holdings Co Ltd	40,136,289
594,100	Woori Investment & Securities Co Ltd	8,418,322
570,032	Youngone Corp	9,714,827

	Total South Korea	1,686,555,838

	Sri Lanka — 0.1%
20,990,000	Anilana Hotel & Properties (a) (d)	1,909,918
5,781,854	Hatton National Bank Plc	11,443,072
413,967	Hatton National Bank Plc (Non Voting)	423,599

	Total Sri Lanka	13,776,589

	Taiwan — 9.1%
3,963,600	Advantech Co Ltd	11,484,037
6,933,960	Asia Cement Corp	9,226,117
4,804,070	Asustek Computer Inc	40,854,644
8,281,229	Catcher Technology Co Ltd	65,503,813
1,244,262	Cheng Uei Precision Industry Co Ltd	3,520,665
14,176,000	China Life Insurance Co Ltd.	18,213,766
13,477,700	China Petrochemical Development Corp	19,897,559
43,872,802	China Steel Corp	47,856,970
26,812,660	Chinatrust Financial Holding Co Ltd	22,033,387
32,767,329	Chunghwa Telecom Co Ltd	113,151,800
301,700	Chunghwa Telecom Co Ltd ADR	10,490,109
55,234,311	Compal Electronics Inc	59,679,505
1,749,000	Dynapack International Technology Corp	6,652,026
19,033,994	Far Eastone Telecommunications Co Ltd	30,497,463
3,348,000	Formosa Chemicals & Fibre Co	10,243,529
1,255,792	Formosa Petrochemical Corp	3,673,965

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,799,700	Foxconn Technology Co Ltd	6,425,411
2,720,503	Genesis Photonics Inc *	4,950,954
5,558,732	Gintech Energy Corp	8,303,767
9,577,000	Grand Pacific Petrochemical Corp	5,708,689
2,620,000	Highwealth Construction Corp	5,066,059
7,745,312	Hon Hai Precision Industry Co Ltd	19,737,743
354,188	HTC Corp	9,332,908
3,212,000	Kinsus Interconnect Technology Corp	11,706,008
317,000	Largan Precision Co Ltd	9,126,090
12,331,349	Lite-On Technology Corp	13,449,387
36,615,000	Macronix International Co Ltd	15,518,043
37,485,000	Mega Financial Holding Co Ltd	33,363,746
20,259,697	Nan Ya Plastics Corp	48,576,749
5,311,000	Neo Solar Power Corp	5,436,019
4,449,658	Novatek Microelectronics Corp Ltd	11,772,206
6,878,438	Pegatron Corp *	6,707,032
4,826,000	Polaris Securities Co Ltd	3,454,562
6,742,749	Powertech Technology Inc	16,342,027
27,592,290	Quanta Computer Inc	56,340,424
6,927,660	Radiant Opto-Electronics Corp	22,995,679
636,000	Senao International Co Ltd	2,761,764
38,490,923	Taishin Financial Holding Co Ltd	17,521,019
11,912,000	Taiwan Cement Corp	15,999,074
86,354	Taiwan Glass Industrial Corp	112,513
8,309,640	Taiwan Mobile Co Ltd	22,568,960
39,017,044	Taiwan Semiconductor Manufacturing Co Ltd	93,569,829
225,700	TPK Holding Co Ltd *	5,526,240
3,704,200	TSRC Corp	9,432,159
66,235,000	United Microelectronics Corp	25,998,231
1,119,400	United Microelectronics Corp Sponsored ADR	2,227,606
23,724,205	Wistron Corp	29,826,121
9,268,170	Yungtay Engineering Co Ltd	16,561,535

	Total Taiwan	1,029,397,909

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Thailand — 4.9%
11,009,390	Advanced Info Service Pcl (Foreign Registered) (a)	41,668,828
69,525,428	Asian Property Development Pcl (Foreign Registered) (a)	14,058,858
62,000	Bangkok Bank Pcl (Foreign Registered) (a)	338,945
7,090,610	Bangkok Bank Pcl NVDR	37,933,546
7,341,786	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	15,451,242
419,350	Banpu Pcl (Foreign Registered) (a)	8,862,526
7,099,700	BEC World Pcl (Foreign Registered) (a)	9,598,321
9,171,400	Charoen Pokphand Foods Pcl (Foreign Registered) (a)	9,643,022
4,414,100	CP ALL Pcl (Foreign Registered) (a)	7,558,545
4,410,750	Electricity Generating Pcl (Foreign Registered) (a)	13,541,023
14,594,100	Esso Thailand Pcl (Foreign Registered) (a)	5,019,237
8,699,600	Glow Energy Pcl (Foreign Registered) (a)	15,741,003
60,879,800	Hemaraj Land and Development Pcl (Foreign Registered) (a)	4,677,947
37,382,000	Home Product Center Pcl (Foreign Registered) (a)	12,728,641
4,746,000	Indorama Ventures Pcl (Foreign Registered) (a)	6,106,285
3,766,120	Kasikornbank Pcl (Foreign Registered) (a)	15,995,599
6,943,200	Kasikornbank Pcl NVDR	29,605,506
10,454,200	Krung Thai Bank Pcl (Foreign Registered) (a)	6,669,240
6,081,100	Pruksa Real Estate Pcl (Foreign Registered) (a)	3,840,267
10,737,570	PTT Pcl (Foreign Registered)	118,074,398
15,100,650	Robinson Department Store Pcl (Foreign Registered) (a)	19,660,266
12,578,000	Saha Pathana International Holding Pcl (Foreign Registered) (a)	9,396,666
2,485,428	Siam Cement Pcl (Foreign Registered) (a)	31,370,283
1,278,000	Siam Cement Pcl NVDR	14,252,884
11,747,180	Siam Commercial Bank Pcl (Foreign Registered) (a)	46,726,122
2,548,700	Siam Global House Pcl (Foreign Registered)	812,672
238,100	Siam Global House Pcl NVDR (a)	75,920
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (c)	—
20	Thai Oil Pcl (Foreign Registered) (a)	45
27,011,302	Thai Tap Water Supply Pcl (Foreign Registered) (a)	4,646,139
16,876,200	Thanachart Capital Pcl (Foreign Registered) (a)	17,786,842
4,012,600	Tisco Financial Group Pcl NVDR	5,490,554

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
4,190,200	Total Access Communication Pcl NVDR	9,757,830
36,587,900	TPI Polene Pcl (Foreign Registered) (a)	15,774,279

	Total Thailand	552,863,481

	Turkey — 2.4%
3,900,429	Akenerji Elektrik Uretim AS *	8,240,188
2,098,397	Aygaz AS	10,463,897
8,776,857	Dogus Otomotiv Servis ve Ticaret AS *	20,689,264
3,938,327	Emlak Konut Gayrimenkul Yatirim Ortakligi	5,170,813
5,997,856	Eregli Demir ve Celik Fabrikalari TAS	11,722,387
1,275,944	Ford Otomotiv Sanayi AS	8,604,771
2,384,960	Haci Omer Sabanci Holding AS	8,626,387
5,293,585	Izmir Demir Celik Sanayii AS *	10,675,170
16,750,165	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D *	8,333,782
4,616,296	Koza Anadolu Metal Madencilik Isletmeleri AS *	11,739,213
42,150	Medya Holding AS (a) (b)	—
1,619,001	Tupras-Turkiye Petrol Rafineriler AS	31,025,728
9,942,558	Turk Telekomunikasyon AS	45,838,692
5,911,584	Turkcell Iletisim Hizmet AS *	26,527,728
132,500	Turkcell Iletisim Hizmetleri AS ADR *	1,491,950
4,832,425	Turkiye Garanti Bankasi	17,894,119
13,022,627	Turkiye Sise ve Cam Fabrikalari AS	24,565,941
3,904,271	Turkiye Vakiflar Bankasi TAO Class D	7,149,655
1,315,805	Turkiye Halk Bankasi AS	8,310,637

	Total Turkey	267,070,322

	TOTAL COMMON STOCKS (COST $9,687,887,943)	9,723,332,832

	PREFERRED STOCKS — 10.0%

	Brazil — 7.7%
1,528,500	AES Tiete SA 8.78%	21,613,503
4,593,571	Banco Bradesco SA 0.68%	81,229,363
1,914,500	Banco do Estado do Rio Grande do Sul SA Class B 0.65%	20,721,675
1,253,100	Bradespar SA 4.26%	27,826,550

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
2,311,300	Brasil Telecom SA 2.50%	17,350,358
1,178,500	Braskem SA, Class A 4.41%	13,991,865
1,739,300	Centrais Eletricas Brasileiras SA Class B 8.10%	23,097,432
585,180	Cia Energetica de Minas Gerais 5.94%	10,844,155
183,600	Companhia Paranaense de Energia Class B 0.89%	4,036,686
961,500	Eletropaulo Metropolitana SA 12.77%	16,990,386
912,900	Gerdau SA 1.75%	7,799,133
5,795,841	Itausa-Investimentos Itau SA 0.57%	34,879,174
2,281,500	Metalurgica Gerdau SA 2.33%	24,607,925
1,615,404	Petroleo Brasileiro SA (Petrobras) 0.62%	21,107,107
6,976,060	Petroleo Brasileiro SA Sponsored ADR 0.56%	185,911,999
922,400	Randon Participacoes SA 3.32%	6,043,490
2,133,800	Tele Norte Leste Participacoes ADR 3.83%	27,952,780
5,969,500	Usinas Siderrurgicas de Minas Gerais SA Class A 4.83%	44,999,058
592,008	Vale SA Class A 3.03%	15,117,234
10,144,010	Vale SA Preference A Sponsored ADR 5.74%	262,019,778

	Total Brazil	868,139,651

	Russia — 1.4%
12,936,187	Sberbank	31,833,537
92,280,199	Surgutneftegaz Class S 10.51%	44,568,845
12,100	Surgutneftegaz Sponsored ADR 8.49%	58,685
2,622,835	TNK BP Holding 9.19%	6,772,477
51,439	Transneft 0.82%	70,479,306

	Total Russia	153,712,850

	South Korea — 0.9%
267,730	Hyundai Motor Co 2.35%	17,156,728
176,232	Samsung Electronics Co Ltd (Non Voting) 0.99%	90,628,093

	Total South Korea	107,784,821

	TOTAL PREFERRED STOCKS (COST $1,151,985,151)	1,129,637,322

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		INVESTMENT FUNDS — 0.8%

		China — 0.1%
	199,464	Martin Currie China A Share Fund Ltd Class B * (a) (d)	8,173,451
	25,045	Martin Currie China A Share Fund Ltd Class S * (a) (d)	1,586,374
	245,374	Martin Currie China A Share Fund Ltd Class S * (a) (d)	2,204,561

		Total China	11,964,386

		India — 0.1%
	11,806	Fire Capital Mauritius Private Fund * (a) (d)	11,623,925
	1,371,900	TDA India Technology Fund II LP * (a) (d)	1,621,292

		Total India	13,245,217

		Poland — 0.0%
	1,749,150	Templeton EE FD * (a) (d)	241,948

		Russia — 0.1%
	9,500,000	NCH Eagle Fund LP * (a) (d)	10,063,606
	2,769	Steep Rock Russia Fund LP * (a) (d)	723,402

		Total Russia	10,787,008

		Ukraine — 0.0%
	16,667	Societe Generale Thalmann Ukraine Fund * (a) (d) (e)	4,000

		United States — 0.5%
	1,114,103	Vanguard Emerging Markets ETF (f)	48,964,827

		TOTAL INVESTMENT FUNDS (COST $77,107,872)	85,207,386

		DEBT OBLIGATIONS — 0.3%

		Poland — 0.2%
PLN	100,677,888	TRI Media Secured Term Note, 5.70% , due 02/07/13 (a) (d)	28,753,186

See accompanying notes to the financial statements.	19

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value /
Shares		Description	Value ($)

		United States — 0.1%
USD	7,953,374	U.S. Treasury Inflation Indexed Note, 2.00% , due 04/15/12 (g)	8,070,814

		TOTAL DEBT OBLIGATIONS (COST $37,613,907)	36,824,000

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	8,064	GMO Special Purpose Holding Fund (h)	3,467
	3,550,724	GMO U.S. Treasury Fund	88,803,615

		TOTAL MUTUAL FUNDS (COST $88,803,615)	88,807,082

		SHORT-TERM INVESTMENTS — 1.0%

		Time Deposits — 1.0%
USD	44,600,000	BNP Paribas (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	44,600,000
EUR	9	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 09/01/11	13
GBP	225	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.11%, due 09/01/11	365
HKD	41,302,676	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	5,304,838
ZAR	1,509	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.46%, due 09/01/11	216
USD	69,874	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	69,874
USD	65,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	65,000,000

		Total Time Deposits	114,975,306

		TOTAL SHORT-TERM INVESTMENTS (COST $114,975,306)	114,975,306

		TOTAL INVESTMENTS — 99.1% (Cost $11,158,373,794)	11,178,783,928
		Other Assets and Liabilities (net) — 0.9%	96,816,472

		TOTAL NET ASSETS — 100.0%	$11,275,600,400

20	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Additional information on each restricted security is as follows:

			Value as a
			Percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer Description	Date	Cost	Net Assets	August 31, 2011

Anilana Hotel & Properties	2/10/11	$1,890,310	0.02%	$1,909,918
Fire Capital Mauritius Private Fund **	9/06/06-10/26/09	12,180,554	0.10%	11,623,925
Martin Currie China A Share Fund Ltd Class B	1/20/06	2,159,084	0.07%	8,173,451
Martin Currie China A Share Fund Ltd Class S	10/14/08	—	0.03%	1,586,374
Martin Currie China A Share Fund Ltd Class S	4/23/10	2,453,738	0.03%	2,204,561
NCH Eagle Fund LP	1/08/03	9,500,000	0.09%	10,063,606
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.01%	723,402
TDA India Technology Fund II LP	2/23/00-3/23/04	787,800	0.01%	1,621,292
TRI Media Secured Term Note	8/7/09	29,505,475	0.26%	28,753,186
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	241,948

				$66,905,663

**	GMO Emerging Markets Fund has committed an additional $7,724,246 to this investment

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Swap Agreements

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

20,550,204	USD	9/23/2011	Morgan Stanley Capital Services Inc.	Depreciation of Total Return on TPK Holding Co Ltd + (Daily Fed Funds Rate -8.00%)	Appreciation of Total Return on TPK Holding Co Ltd	$(2,825,586)

See accompanying notes to the financial statements.	21

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Total Return Swaps — continued

						Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

4,393,156	USD	9/26/2011	Morgan Stanley Capital Services Inc.	Depreciation of Total Return on TPK Holding Co Ltd + (Daily Fed Funds Rate -8.00%)	Appreciation of Total Return on TPK Holding Co Ltd	$(607,470)
21,748,165	USD	11/9/2011	Morgan Stanley Capital Services Inc.	Depreciation of Total Return on Asustek Computer Inc. + (Daily Fed Funds Rate -2.50%)	Appreciation of Total Return on Asustek Computer Inc.	867,523
6,758,310	USD	10/19/2011	Morgan Stanley Capital Services Inc.	Depreciation of Total Return on Suntech Power Holdings Co Ltd + (Daily Fed Funds Rate -25.00%)	Appreciation of Total Return on Suntech Power Holdings Co Ltd	262,376

						$(2,303,157)

Premiums to (Pay) Receive						$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund has sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.
ETF - Exchange-Traded Fund
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt

22	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

NVDR - Non-Voting Depository Receipt
REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Bankrupt issuer.
(c)	Affiliated company (Note 10).
(d)	Private placement securities are restricted as to resale.
(e)	The security is currently in full liquidation.
(f)	Represents an investment to obtain exposure to equitize cash. The Vanguard Emerging Markets ETF is a separate investment portfolio of Vanguard, Inc., a registered investment company. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.
(g)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(h)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.

Currency Abbreviations:

EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
PLN - Polish Zloty
USD - United States Dollar
ZAR - South African Rand

See accompanying notes to the financial statements.	23

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $11,055,625,155) (Note 2)	$11,083,233,561
Investments in affiliated issuers, at value (cost $102,748,639) (Notes 2 and 10)	95,550,367
Foreign currency, at value (cost $40,174,559) (Note 2)	40,153,874
Receivable for investments sold	6,238,920
Receivable for Fund shares sold	24,617,233
Dividends and interest receivable	44,244,158
Foreign taxes receivable	3,547,412
Receivable for open swap contracts (Note 4)	1,129,899
Receivable for collateral on open swap contracts (Note 4)	2,820,136
Receivable for expenses reimbursed by Manager (Note 5)	286,912
Miscellaneous receivable	561,017

Total assets	11,302,383,489

Liabilities:
Payable for investments purchased	4,310,528
Payable for Fund shares repurchased	3,861,644
Payable to affiliate for (Note 5):
Management fee	6,933,535
Shareholder service fee	964,444
Trustees and Trust Officers or agents unaffiliated with the Manager	35,297
Payable for foreign currency purchased	4,611
Payable for open swap contracts (Note 4)	3,433,056
Miscellaneous payable	1,426,710
Accrued expenses	5,813,264

Total liabilities	26,783,089

Net assets	$11,275,600,400

24	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$10,562,617,277
Accumulated undistributed net investment income	179,941,043
Accumulated net realized gain	514,692,352
Net unrealized appreciation	18,349,728

$11,275,600,400

Net assets attributable to:
Class II shares	$1,980,792,573

Class III shares	$1,290,261,601

Class IV shares	$1,620,320,379

Class V shares	$759,771,429

Class VI shares	$5,624,454,418

Shares outstanding:
Class II	153,608,897

Class III	99,807,170

Class IV	126,168,264

Class V	59,219,095

Class VI	437,507,306

Net asset value per share:
Class II	$12.90

Class III	$12.93

Class IV	$12.84

Class V	$12.83

Class VI	$12.86

See accompanying notes to the financial statements.	25

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $35,942,586)	$243,241,699
Interest	1,196,719
Dividends from affiliated issuers	26,392

Total investment income	244,464,810

Expenses:
Management fee (Note 5)	45,311,507
Shareholder service fee – Class II (Note 5)	2,413,780
Shareholder service fee – Class III (Note 5)	1,105,979
Shareholder service fee – Class IV (Note 5)	894,710
Shareholder service fee – Class V (Note 5)	337,876
Shareholder service fee – Class VI (Note 5)	1,626,590
Custodian and fund accounting agent fees	5,729,484
Legal fees	228,712
Audit and tax fees	123,740
Trustees fees and related expenses (Note 5)	107,723
Transfer agent fees	32,844
Registration fees	15,955
Miscellaneous	99,464

Total expenses	58,028,364
Fees and expenses reimbursed by Manager (Note 5)	(1,817,372)
Expense reductions (Note 2)	(1,607)

Net expenses	56,209,385

Net investment income (loss)	188,255,425

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $4,400)	727,997,423
Investments in affiliated issuers	8,112,855
Realized gains distributions from affiliated issuers (Note 10)	4,587
Swap contracts	(606,245)
Foreign currency, forward contracts and foreign currency related transactions	(8,729,393)

Net realized gain (loss)	726,779,227

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $2,727,836) (Note 2)	(1,318,444,222)
Investments in affiliated issuers	(6,828,509)
Swap contracts	(2,570,937)
Foreign currency, forward contracts and foreign currency related transactions	(670,464)

Net unrealized gain (loss)	(1,328,514,132)

Net realized and unrealized gain (loss)	(601,734,905)

Net increase (decrease) in net assets resulting from operations	$(413,479,480)

26	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$188,255,425	$135,691,575
Net realized gain (loss)	726,779,227	2,192,367,778
Change in net unrealized appreciation (depreciation)	(1,328,514,132)	124,841,149

Net increase (decrease) in net assets from operations	(413,479,480)	2,452,900,502

Distributions to shareholders from:
Net investment income
Class II	—	(26,310,221)
Class III	—	(16,761,896)
Class IV	—	(20,469,482)
Class V	—	(11,647,728)
Class VI	—	(73,874,148)

Total distributions from net investment income	—	(149,063,475)

Net realized gains
Class II	(152,718,146)	—
Class III	(108,338,373)	—
Class IV	(124,074,906)	—
Class V	(55,361,948)	—
Class VI	(427,976,848)	—

Total distributions from net realized gains	(868,470,221)	—

Net share transactions (Note 9):
Class II	(114,964,903)	(480,292,752)
Class III	706,081	183,233,985
Class IV	168,422,900	(356,113,252)
Class V	4,685,330	353,353,208
Class VI	454,408,183	893,190,677

Increase (decrease) in net assets resulting from net share transactions	513,257,591	593,371,866

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	1,357,466	3,097,265
Class III	752,209	258,900
Class IV	1,808,067	1,255,191
Class V	194,351	288,218
Class VI	3,739,523	9,777,792

Increase in net assets resulting from purchase premiums and redemption fees	7,851,616	14,677,366

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	521,109,207	608,049,232

Total increase (decrease) in net assets	(760,840,494)	2,911,886,259

Net assets:
Beginning of period	12,036,440,894	9,124,554,635

End of period (including accumulated undistributed net investment income of $179,941,043 and distributions in excess of net investment income of $8,314,382, respectively)	$11,275,600,400	$12,036,440,894

See accompanying notes to the financial statements.	27

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)

					Period from
					August 12, 2009
					(commencement of
	Six Months Ended				operations)
	August 31, 2011		Year Ended		through
	(Unaudited)		February 28, 2011		February 28, 2010

Net asset value, beginning of period	$14.46		$11.63		$10.62

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.16		0.02
Net realized and unrealized gain (loss)	(0.69)		2.84		1.18

Total from investment operations	(0.48)		3.00		1.20

Less distributions to shareholders:
From net investment income	—		(0.17)		(0.19)
From net realized gains	(1.08)		—		—

Total distributions	(1.08)		(0.17)		(0.19)

Net asset value, end of period	$12.90		$14.46		$11.63

Total Return(a)	(3.80	)%**	25.77%		11.21	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,980,793		$2,304,697		$2,265,637
Net expenses to average daily net assets(b)	1.05	%(c)*	1.07	%(c)	1.07	%*
Net investment income (loss) to average daily net assets	2.95	%*	1.21%		0.30	%*
Portfolio turnover rate	51	%**	114%		126	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2009.
*	Annualized.
**	Not annualized.

28	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$14.49		$11.66		$6.30		$20.48		$20.67		$22.49

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.16		0.21		0.23		0.25		0.41
Net realized and unrealized gain (loss)	(0.70)		2.85		5.34		(10.65)		5.94		3.00

Total from investment operations	(0.48)		3.01		5.55		(10.42)		6.19		3.41

Less distributions to shareholders:
From net investment income	—		(0.18)		(0.19)		(0.13)		(0.31)		(0.54)
From net realized gains	(1.08)		—		—		(3.63)		(6.07)		(4.69)

Total distributions	(1.08)		(0.18)		(0.19)		(3.76)		(6.38)		(5.23)

Net asset value, end of period	$12.93		$14.49		$11.66		$6.30		$20.48		$20.67

Total Return(a)	(3.79	)%**	25.80%		88.05%		(58.62)%		28.38%		17.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,290,262		$1,445,916		$1,014,490		$2,309,057		$3,402,343		$4,276,782
Net expenses to average daily net assets	1.00	%*(b)(c)	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)	1.09	%(d)	1.07%
Net investment income (loss) to average daily net assets	3.05	%*	1.17%		2.25%		1.77%		1.04%		1.87%
Portfolio turnover rate	51	%**	114%		126%		99%		60%		44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.00	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00	(f)	$0.02		$0.04		$0.04		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Ratio is less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$14.40		$11.58		$6.27		$20.40		$20.62		$22.45

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.17		0.16		0.25		0.23		0.42
Net realized and unrealized gain (loss)	(0.70)		2.83		5.36		(10.62)		5.95		2.99

Total from investment operations	(0.48)		3.00		5.52		(10.37)		6.18		3.41

Less distributions to shareholders:
From net investment income	—		(0.18)		(0.21)		(0.13)		(0.33)		(0.55)
From net realized gains	(1.08)		—		—		(3.63)		(6.07)		(4.69)

Total distributions	(1.08)		(0.18)		(0.21)		(3.76)		(6.40)		(5.24)

Net asset value, end of period	$12.84		$14.40		$11.58		$6.27		$20.40		$20.62

Total Return(a)	(3.82	)%**	25.93%		88.05%		(58.59)%		28.38%		17.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,620,320		$1,649,840		$1,639,961		$1,345,811		$3,021,319		$2,599,002
Net expenses to average daily net assets	0.95	%*(b)(d)	0.97	%(b)(d)	0.99	%(b)	1.06	%(c)	1.05	%(c)	1.03%
Net investment income (loss) to average daily net assets	3.13	%*	1.29%		1.54%		1.86%		0.98%		1.94%
Portfolio turnover rate	51	%**	114%		126%		99%		60%		44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.00	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.01		$0.02		$0.04		$0.02		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

30	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$14.39		$11.57		$6.26		$20.39		$20.61		$22.44

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.15		0.20		0.22		0.23		0.43
Net realized and unrealized gain (loss)	(0.70)		2.86		5.32		(10.58)		5.96		2.98

Total from investment operations	(0.48)		3.01		5.52		(10.36)		6.19		3.41

Less distributions to shareholders:
From net investment income	—		(0.19)		(0.21)		(0.14)		(0.34)		(0.55)
From net realized gains	(1.08)		—		—		(3.63)		(6.07)		(4.69)

Total distributions	(1.08)		(0.19)		(0.21)		(3.77)		(6.41)		(5.24)

Net asset value, end of period	$12.83		$14.39		$11.57		$6.26		$20.39		$20.61

Total Return(a)	(3.82	)%**	26.03%		88.21%		(58.59)%		28.43%		17.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$759,771		$835,561		$367,836		$795,586		$1,190,887		$679,988
Net expenses to average daily net assets	0.90	%*(b)(d)	0.93	%(b)(d)	0.98	%(b)	1.03	%(c)	1.03	%(c)	1.01%
Net investment income (loss) to average daily net assets	3.11	%*	1.15%		2.12%		1.81%		0.98%		1.97%
Portfolio turnover rate	51	%**	114%		126%		99%		60%		44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%		0.03%		0.01%		0.00	(e)	0.01%
Redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.01		$0.01		$0.05		$0.05		$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Ratio is less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	31

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$14.41		$11.59		$6.27		$20.42		$20.63		$22.45

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.17		0.13		0.23		0.25		0.42
Net realized and unrealized gain (loss)	(0.70)		2.84		5.41		(10.61)		5.95		3.01

Total from investment operations	(0.47)		3.01		5.54		(10.38)		6.20		3.43

Less distributions to shareholders:
From net investment income	—		(0.19)		(0.22)		(0.14)		(0.34)		(0.56)
From net realized gains	(1.08)		—		—		(3.63)		(6.07)		(4.69)

Total distributions	(1.08)		(0.19)		(0.22)		(3.77)		(6.41)		(5.25)

Net asset value, end of period	$12.86		$14.41		$11.59		$6.27		$20.42		$20.63

Total Return(a)	(3.74	)%**	26.01%		88.34%		(58.61)%		28.49%		17.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,624,454		$5,800,427		$3,836,631		$1,226,252		$5,902,406		$5,116,565
Net expenses to average daily net assets	0.87	%*(b)(d)	0.89	%(b)(d)	0.91	%(b)	1.00	%(c)	1.00	%(c)	0.98%
Net investment income (loss) to average daily net assets	3.19	%*	1.29%		1.18%		1.83%		1.05%		1.93%
Portfolio turnover rate	51	%**	114%		126%		99%		60%		44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.01%		0.00	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.02		$0.07		$0.03		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

32	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Emerging Markets Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/IFCI Composite Index. The Fund typically makes equity investments directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had five classes of shares outstanding: Class II, Class III, Class IV, Class V and Class VI. Each class of shares bears a different shareholder service fee.

33

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 4.9% of net assets. The Fund classifies such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to

34

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	68.6%

Swap Agreements	(0.0)

∧	Rounds to 0.0%.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the fair value of equity securities that underlie futures (to the extent the market for such futures closes prior ro the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: Certain of the Fund’s securities in Thailand and India were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations. The Fund valued various third-party investment funds based on valuations provided by fund sponsors and adjusted the values for liquidity considerations as well as the timing of the receipt of information. The Fund valued certain equity

35

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

securities based on the last traded exchange price adjusted for the movement in a securities index. The Fund valued certain debt securities by using an estimated specified spread above the Warsaw Interbank Offered Rate (WIBOR) and adjusted the values for liquidity considerations.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Brazil	$1,078,758,659	$—	$—	$1,078,758,659
Chile	17,494,168	—	—	17,494,168
China	138,443,754	1,446,485,330	0 *	1,584,929,084
Czech Republic	—	150,666,712	—	150,666,712
Egypt	—	172,056,214	—	172,056,214
Hungary	—	133,156,405	—	133,156,405
India	40,762,980	321,834,052	28,860,279	391,457,311
Indonesia	11,275,490	547,863,288	—	559,138,778
Kazakhstan	—	13,777,529	—	13,777,529
Macau	—	10,286,529	—	10,286,529
Malaysia	—	57,555,662	—	57,555,662
Mexico	127,821,051	—	—	127,821,051
Morocco	—	13,565,942	—	13,565,942
Philippines	21,172,752	79,677,028	—	100,849,780
Poland	—	232,571,441	—	232,571,441
Russia	99,017,822	1,229,900,054	1,350	1,328,919,226
South Africa	—	200,664,202	—	200,664,202
South Korea	61,912,310	1,624,643,528	0 *	1,686,555,838
Sri Lanka	—	11,866,671	1,909,918	13,776,589
Taiwan	12,717,715	1,016,680,194	—	1,029,397,909
Thailand	—	97,116,240	455,747,241	552,863,481
Turkey	1,491,950	265,578,372	0 *	267,070,322

TOTAL COMMON STOCKS	1,610,868,651	7,625,945,393	486,518,788	9,723,332,832

36

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Preferred Stocks
Brazil	$868,139,651	$—	$—	$868,139,651
Russia	146,940,373	—	6,772,477	153,712,850
South Korea	—	107,784,821	—	107,784,821

TOTAL PREFERRED STOCKS	1,015,080,024	107,784,821	6,772,477	1,129,637,322

Investment Funds
China	—	—	11,964,386	11,964,386
India	—	—	13,245,217	13,245,217
Poland	—	—	241,948	241,948
Russia	—	—	10,787,008	10,787,008
Ukraine	—	—	4,000	4,000
United States	48,964,827	—	—	48,964,827

TOTAL INVESTMENT FUNDS	48,964,827	—	36,242,559	85,207,386

Debt Obligations
Poland	—	—	28,753,186	28,753,186
United States	—	8,070,814	—	8,070,814

TOTAL DEBT OBLIGATIONS	—	8,070,814	28,753,186	36,824,000

Mutual Funds
United States	88,803,615	3,467	—	88,807,082

TOTAL MUTUAL FUNDS	88,803,615	3,467	—	88,807,082

Short-Term Investments	114,975,306	—	—	114,975,306

Total Short-Term Investments	114,975,306	—	—	114,975,306

Total Investments	2,878,692,423	7,741,804,495	558,287,010	11,178,783,928

Derivatives **
Swap Agreements
Equity risk	—	1,129,899	—	1,129,899

Total	$2,878,692,423	$7,742,934,394	$558,287,010	$11,179,913,827

37

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives **
Swap Agreements
Equity risk	$—	$(3,433,056)	$—	$(3,433,056)

Total	$—	$(3,433,056)	$—	$(3,433,056)

*	Represents the investment in securities that have no value at August 31, 2011.

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

**	Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities using Level 3 inputs were 5.0% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

38

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
										Investments
	Balances					Change in			Balances	Still
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	level 3*	level 3*	2011	2011
Common Stocks
Egypt	$138,391,206	$45,994,222	$(24,105,634)	$—	$382,794	$(4,239,823)	$—	$(156,422,765)**	$—	$—
India	25,524,840	26,655,447	(19,598,131)	—	(752,970)	(2,968,907)	—	—	28,860,279	(1,908,365)
Russia	151,244,856	64,407,710	(145,269,803)	—	23,091,817	(22,050,838)	—	(71,422,392)**	1,350	—
Sri Lanka	1,894,404	—	—	—	—	15,514	—	—	1,909,918	15,514
Thailand	408,898,018	230,214,294	(235,428,650)	—	59,578,804	(7,515,225)	—	—	455,747,241	47,604,722

Total Common Stocks	725,953,324	367,271,673	(424,402,218)	—	82,300,445	(36,759,279)	—	(227,845,157)	486,518,788	45,711,871

Preferred Stocks
Russia	134,030,568	—	—	—	—	—	—	(127,258,091)	6,772,477	(671,817)

Total Preferred Stocks	134,030,568	—	—	—	—	—	—	(127,258,091)	6,772,477	(671,817)

Investment Funds
China	12,771,635	—	—	—	—	(807,249)	—	—	11,964,386	(807,250)
India	11,624,316	—	(793,764)	—	(75,154)	2,489,819	—	—	13,245,217	2,418,961
Poland	252,509	—	—	—	—	(10,561)	—	—	241,948	(10,561)
Russia	10,315,309	—	—	—	—	471,699	—	—	10,787,008	471,699
Ukraine	4,000	—	—	—	—	—	—	—	4,000	—

Total Investment Funds	34,967,769	—	(793,764)	—	(75,154)	2,143,708	—	—	36,242,559	2,072,849

Debt Obligations
Poland	27,902,437	—	—	—	—	850,749	—	—	28,753,186	850,750

Total	$922,854,098	$367,271,673	$(425,195,982)	$—	$82,225,291	$(33,764,822)	$—	$(355,103,248)	$558,287,010	$47,963,653

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in

39

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from

40

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$11,364,030,677	$636,216,772	$(821,463,521)	$(185,246,749)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant

41

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.80% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund and are allocated pro rata among the classes to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption, by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

42

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters
GMO Special Purpose Holding Fund (“SPHF”), an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

In addition, Indian regulators alleged in 2002 that the Fund violated some conditions under which it was granted permission to operate in India and have restricted the Fund’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of the Fund, a portion of the assets are not permitted to be withdrawn from the Fund’s local custodial account located in India. The amount of restricted assets is small relative to the size of the Fund, representing approximately 0.05% of the Fund’s total net assets as of August 31, 2011. The effect of this claim on the value of the restricted assets, and all matters relating to the Fund’s response to these allegations are subject to the supervision and control of the Trust’s Board of Trustees. The Fund’s costs in respect of this matter are being borne by the Fund.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

43

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than

44

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk — Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of

45

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under

46

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater

47

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby

48

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

49

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a

50

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

“fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to as a substitute for direct investment in securities. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. The Fund held no rights or warrants at the end of the period.

51

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on swap agreements	$—	$—	$—	$1,129,899	$—	$1,129,899

Total	$—	$—	$—	$1,129,899	$—	$1,129,899

Liabilities:
Unrealized depreciation on swap agreements	$—	$—	$—	$(3,433,056)	$—	$(3,433,056)

Total	$—	$—	$—	$(3,433,056)	$—	$(3,433,056)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$(365,020)	$—	$(365,020)
Swap agreements	—	—	—	(606,245)	—	$(606,245)

Total	$—	$—	$—	$(971,265)	$—	$(971,265)

Change in Unrealized Appreciation (Depreciation) on:
Swap agreements	$—	$—	$—	$(2,570,937)	$—	$(2,570,937)

Total	$—	$—	$—	$(2,570,937)	$—	$(2,570,937)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Rights
	and/or	Swap
	warrants	agreements

Average amount outstanding	$269,485	$35,042,593

52

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse each class of the Fund to the extent the class’s total annual operating expenses exceed the following amounts of the class’s average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) and custodial fees. In addition, the Manager has contractually agreed to reimburse the Fund or class for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s or class’ Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $107,723 and $41,900, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

53

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, aggregated $6,126,709,454 and $6,310,000,798, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, the Fund had no shareholders who individually held more than 10% of the Fund’s outstanding shares.

As of August 31, 2011, 0.46% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 31.42% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

54

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class II:	Shares	Amount	Shares	Amount

Shares sold	6,976,624	$100,050,305	35,785,616	$476,705,333
Shares issued to shareholders in reinvestment of distributions	10,600,836	145,973,503	1,426,944	20,374,803
Shares repurchased	(23,320,095)	(360,988,711)	(72,671,205)	(977,372,888)
Purchase premiums	—	470,362	—	1,395,146
Redemption fees	—	887,104	—	1,702,119

Net increase (decrease)	(5,742,635)	$(113,607,437)	(35,458,645)	$(477,195,487)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	3,926,284	$59,954,863	36,731,569	$521,804,130
Shares issued to shareholders in reinvestment of distributions	7,848,368	108,307,484	857,777	12,272,522
Shares repurchased	(11,725,910)	(167,556,266)	(24,854,916)	(350,842,667)
Purchase premiums	—	64,000	—	57,963
Redemption fees	—	688,209	—	200,937

Net increase (decrease)	48,742	$1,458,290	12,734,430	$183,492,885

55

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	17,080,289	$258,030,934	39,797,973	$552,034,103
Shares issued to shareholders in reinvestment of distributions	8,760,052	120,100,318	1,038,348	14,761,210
Shares repurchased	(14,231,929)	(209,708,352)	(67,863,219)	(922,908,565)
Purchase premiums	—	295,756	—	833,956
Redemption fees	—	1,512,311	—	421,235

Net increase (decrease)	11,608,412	$170,230,967	(27,026,898)	$(354,858,061)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class V:	Shares	Amount	Shares	Amount

Shares sold	3,899,323	$54,727,629	33,763,871	$458,262,225
Shares issued to shareholders in reinvestment of distributions	4,041,018	55,361,948	574,362	8,154,351
Shares repurchased	(6,806,394)	(105,404,247)	(8,048,145)	(113,063,368)
Purchase premiums	—	—	—	216,469
Redemption fees	—	194,351	—	71,749

Net increase (decrease)	1,133,947	$4,879,681	26,290,088	$353,641,426

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	63,592,209	$855,274,723	119,556,582	$1,519,036,550
Shares issued to shareholders in reinvestment of distributions	30,620,706	420,116,090	5,127,052	72,881,409
Shares repurchased	(59,234,286)	(820,982,630)	(53,233,430)	(698,727,282)
Purchase premium fees	—	1,774,094	—	7,210,034
Redemption fees	—	1,965,429	—	2,567,758

Net increase (decrease)	34,978,629	$458,147,706	71,450,204	$902,968,469

56

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which the Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2011 is set forth below:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period

In The F Co Ltd	$2,759,050	$—	$21,203	$—	$2,649,692
Kiri Dyes & Chemicals Ltd	7,389,591	746,765	486,897	—	4,093,323
MedQuist Holdings, Inc. *	24,003,561	—	24,003,824	—	2,989,981
Pumyang Construction *	2,075,101	—	237,819	—	1,333,364
Star Block Co Ltd (Foreign Registered)	—	—	—	—	—

Totals	$36,227,303	$746,765	$24,749,743	$—	$11,066,630

*	No longer an affiliate as of August 31, 2011.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Special Purpose Holding Fund	$4,032	$—	$—	$—	$—	$3,467
GMO U.S. Treasury Fund	110,007,196	584,579,430	605,809,919	26,392	4,587	88,803,615

Totals	$110,011,228	$584,579,430	$605,809,919	$26,392	$4,587	$88,807,082

57

GMO Emerging Markets Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

58

GMO Emerging Markets Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

59

GMO Emerging Markets Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

60

GMO Emerging Markets Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

61

GMO Emerging Markets Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class II

1) Actual	1.05%	$1,000.00	$962.00	$5.18
2) Hypothetical	1.05%	$1,000.00	$1,019.86	$5.33

Class III

1) Actual	1.00%	$1,000.00	$962.10	$4.93
2) Hypothetical	1.00%	$1,000.00	$1,020.11	$5.08

Class IV

1) Actual	0.95%	$1,000.00	$961.80	$4.68
2) Hypothetical	0.95%	$1,000.00	$1,020.36	$4.82

Class V

1) Actual	0.90%	$1,000.00	$961.80	$4.44
2) Hypothetical	0.90%	$1,000.00	$1,020.61	$4.57

Class VI

1) Actual	0.87%	$1,000.00	$962.60	$4.29
2) Hypothetical	0.87%	$1,000.00	$1,020.76	$4.42

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

62

GMO Flexible Equities Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.7%
Short-Term Investments	5.7
Futures Contracts	(0.2)
Forward Currency Contracts	(0.5)
Other	1.3

100.0%

Country Summary*	% of Investments
Japan	100.0%

100.0%

Industry Group Summary	% of Equity Investments**
Banks	15.1%
Capital Goods	14.1
Materials	8.9
Real Estate	7.8
Retailing	6.9
Automobiles & Components	6.1
Telecommunication Services	5.2
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Energy	4.2
Technology Hardware & Equipment	3.7
Food & Staples Retailing	3.4
Insurance	3.0
Software & Services	3.0
Utilities	2.6
Transportation	2.5
Consumer Durables & Apparel	2.2
Diversified Financials	2.1
Food, Beverage & Tobacco	1.4
Health Care Equipment & Services	1.1
Consumer Services	0.8
Commercial & Professional Services	0.8
Household & Personal Products	0.3
Media	0.3
Semiconductors & Semiconductor Equipment	0.2

100.0%

1

GMO Flexible Equities Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.
**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.7%

	Japan — 93.7%
19,200	ABC-Mart Inc	731,901
955	Accordia Golf Co Ltd	759,374
4,519	Advance Residence Investment Corp (REIT)	9,459,707
526,700	Aeon Co Ltd	6,633,696
183,000	Aichi Machine Industry Co Ltd	608,202
47,000	Aisan Industry Co Ltd	453,945
101,600	Aisin Seiki Co Ltd	3,407,752
46,800	Alfresa Holdings Corp	1,847,810
30,600	Alpen Co Ltd	544,356
446,000	Alps Electric Co Ltd	4,078,589
151,900	AOC Holdings Inc	876,949
22,800	AOKI Holdings Inc	359,128
42,600	Aoyama Trading Co Ltd	713,486
32,200	Arc Land Sakamoto Co Ltd	550,107
48,300	Arcs Co Ltd	879,144
63,300	Arnest One Corp	677,793
24,600	Asatsu–DK Inc	672,289
366,300	Astellas Pharma Inc	13,842,916
34,700	Axell Corp	735,035
111,000	Bando Chemical Industries Ltd	431,109
174,450	Belluna Co Ltd	1,312,484
303,500	Best Denki Co Ltd *	891,367
2,799	BIC Camera Inc	1,608,481
135,500	Brother Industries Ltd	1,784,281
571,000	Calsonic Kansei Corp	3,417,353
100,000	Canon Inc	4,718,847
68,800	Cawachi Ltd	1,415,936
156,000	Central Glass Co Ltd	715,876
213	Central Japan Railway Co	1,780,984
307,720	Century Tokyo Leasing Corp	6,051,563
1,727,000	Chiba Bank Ltd	11,284,683
19,100	Chiyoda Integre Co Ltd *	243,427
146,200	Chubu Electric Power Co Inc	2,770,394

See accompanying notes to the financial statements.	3

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
132,000	Chuetsu Pulp & Paper Co Ltd	234,026
45,000	Chugoku Marine Paints Ltd	379,282
55,600	Circle K Sunkus Co Ltd	936,346
21,700	Coca–Cola Central Japan Co Ltd	289,820
77,900	Cocokara fine Inc	2,065,668
134,100	COMSYS Holdings Corp	1,355,701
1,946,000	Cosmo Oil Co Ltd	5,168,863
283,000	CSK Corp *	1,126,461
10,988	Dai-ichi Life Insurance Co Ltd (The)	12,805,188
662,350	Daiei Inc *	2,471,917
75,000	Daifuku Co Ltd	428,655
63,000	Daihatsu Diesel Manufacturing Co Ltd	332,134
219,000	Daihatsu Motor Co Ltd	3,653,600
75,000	Daiichi Jitsugyo Co Ltd	377,675
93,700	Daiichikosho Co Ltd	1,804,038
184,000	Daiichi Chuo Kisen Kaisha *	281,270
8,400	Daikoku Denki Co Ltd	81,522
69,000	Dainichiseika Color & Chemicals Manufacturing Co Ltd	353,618
192,000	Daio Paper Corp	1,637,223
379,800	Daito Trust Construction Co Ltd	35,215,515
86,000	Daiwa Industries Ltd	443,375
649,000	Daiwabo Holdings Co Ltd	1,537,151
522	Daiwa Office Investment Corp (REIT)	1,596,664
269,400	DCM Holdings Co Ltd	2,130,325
96,212	Dena Co Ltd	5,017,846
1,066,000	DIC Corp	2,352,663
830	Digital Garage Inc *	2,661,494
16,000	Doshisha Co Ltd	447,328
14,000	DTS Corp	161,062
304,300	Edion Corp	2,657,871
96,800	Electric Power Development Co Ltd	2,722,124
137,600	Elpida Memory Inc *	966,798
17,200	Fanuc Ltd	2,862,999
15,100	Fast Retailing Co Ltd	2,883,747

4	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
216	Fields Corp	397,761
32,300	Foster Electric Co Ltd	485,822
161,000	Fujitsu General Ltd	1,204,262
580,000	Fuji Electric Co Ltd	1,689,986
30,000	Fuji Soft Inc	463,607
324,000	Furukawa-Sky Aluminum Corp	1,041,784
205,100	Futaba Industrial Co Ltd	1,413,256
103,000	Fuyo General Lease Co Ltd	3,792,865
504	Geo Corp	655,297
159	Global One Real Estate Investment Co Ltd (REIT)	1,382,165
175,000	Godo Steel Ltd	399,596
11,550	Gulliver International Co Ltd	563,326
144,000	Gunze Ltd	479,185
99,000	H2O Retailing Corp	733,914
18,800	Hajime Construction Co Ltd	527,917
18,500	Hakuto Co Ltd	179,585
201	Hankyu Reit Inc (REIT)	993,849
806,000	Hanwa Co Ltd	3,498,081
2,482,000	Haseko Corp *	1,768,439
34,800	Heiwa Corp	622,967
109,200	Heiwado Co Ltd	1,399,268
34,700	Hikari Tsushin Inc	813,984
437,000	Hino Motors Ltd	2,538,625
44,300	Hisamitsu Pharmaceutical Co Inc	1,886,011
74,600	Hitachi Chemical Co Ltd	1,300,837
30,600	Hitachi Koki Co Ltd	249,947
550,000	Hitachi Ltd	2,975,240
9,800	Hogy Medical Co Ltd	440,480
210,000	Hokuetsu Kishu Paper Co Ltd	1,509,624
44,900	Hokkaido Electric Power Co Inc	730,644
136,800	Honda Motor Co Ltd	4,457,628
28,010	Honeys Co Ltd	327,363
88,400	Hosiden Corp	711,023
249,500	Hoya Corp	5,508,053

See accompanying notes to the financial statements.	5

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
52,200	Idemitsu Kosan Co Ltd	5,473,866
1,168,000	IHI Corporation	2,962,687
24,500	Inaba Denki Sangyo Co Ltd	726,573
234,400	Inabata & Co Ltd	1,374,006
955	INPEX Corp	6,510,575
141,200	Isetan Mitsukoshi Holdings Ltd	1,440,097
415,000	Isuzu Motors Ltd	1,868,178
175,100	IT Holdings Corp	1,703,154
149,400	Itochu Enex Co Ltd	824,976
31,200	Itochu Techno-Solutions Corp	1,345,236
5,100	Itochu-Shokuhin Co Ltd	193,587
1,420,400	Itochu Corp	15,331,176
20,100	Itoki Corp	48,144
74,500	Ito En Ltd	1,366,532
475,000	Iwatani Corp	1,641,859
173,675	Izumiya Co Ltd	719,090
162,000	Izumi Co Ltd	2,372,353
24,300	Japan Drilling Co Ltd	850,387
1,177	Japan Prime Realty Investment Corp (REIT)	3,285,833
47,000	Japan Pulp & Paper Co Ltd	172,111
301	Japan Excellent Inc (REIT)	1,511,763
4,624	Japan Retail Fund Investment Corp (REIT)	6,974,607
560,000	JFE Shoji Holdings Inc	2,522,488
59,000	JFE Holdings Inc	1,371,312
148,489	Joshin Denki Co Ltd	1,705,511
21,000	JSP Corp	363,443
150,900	JSR Corp	2,739,573
346,000	JVC Kenwood Holdings Inc *	1,658,591
2,132,900	JX Holdings Inc	13,579,422
248,000	J–Oil Mills Inc	757,914
136,940	K’s Holdings Corp	6,035,921
30,400	Kaga Electronics Co Ltd	319,814
1,549,000	Kajima Corp	4,924,709
69,000	Kaken Pharmaceutical Co Ltd	963,717

6	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
123,000	Kandenko Co Ltd	621,602
229,000	Kaneka Corp.	1,380,828
1,764,000	Kanematsu Corp *	1,697,146
236,200	Kansai Electric Power Co Inc (The)	4,196,399
157,800	Kanto Auto Works Ltd	1,408,360
128,300	Kao Corp	3,408,464
83,600	Kasumi Co Ltd	516,634
65,100	Kato Sangyo Co Ltd	1,350,251
2,150,000	Kawasaki Kisen Kaisha Ltd	5,554,175
2,477	KDDI Corp	18,582,420
88,900	Keiyo Co Ltd	537,236
1,087	Kenedix Realty Investment Corp (REIT)	3,869,361
14,600	Keyence Corp	3,932,245
1,531,000	Kobe Steel Ltd	2,864,260
178,600	Kohnan Shoji Co Ltd	3,325,515
160,400	Kojima Co Ltd	1,165,480
286,000	Krosaki Harima Corp	1,221,965
585,000	Kurabo Industries Ltd	1,185,325
36,300	Kuroda Electric Co Ltd	424,221
247,000	KYB Co Ltd	1,651,027
126,000	Kyodo Printing Co Ltd	323,937
31,200	Kyoei Steel Ltd	483,474
61,300	Kyoritsu Maintenance Co Ltd	991,432
185,200	Kyowa Exeo Corp	1,839,027
111,000	Kyudenko Corp	764,834
53,900	Kyushu Electric Power Co Inc	894,257
102,900	Lawson Inc	5,610,767
115	M3 Inc	1,042,877
387,000	Maeda Corp	1,280,957
68,000	Maeda Road Construction Co Ltd	725,476
14,800	Mars Engineering Corp	258,939
1,776,000	Marubeni Corp	11,261,711
304,300	Marudai Food Co Ltd	1,053,384
141,074	Maruetsu Inc (The)	502,402

See accompanying notes to the financial statements.	7

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,203,000	Maruha Nichiro Holdings Inc	2,135,103
35,000	Maruzen Showa Unyu Co Ltd	122,758
46,000	Matsumotokiyoshi Holdings Co Ltd	941,309
1,407,000	Mazda Motor Corp *	3,030,487
305,100	Medipal Holdings Corp	2,819,453
32,800	Megane TOP Co Ltd	576,515
1,249	MID REIT Inc (REIT)	3,449,169
79,800	Mikuni Coca–Cola Bottling Co Ltd	706,058
20,500	Ministop Co Ltd	385,856
189,100	Mirait Holdings Corp	1,513,548
102,000	Mitsuba Corp	920,201
31,800	Mitsubishi Shokuhin Co Ltd	807,338
138,000	Mitsubishi Steel Manufacturing Co Ltd	422,711
1,526,500	Mitsubishi Chemical Holdings Corp	10,746,439
187,600	Mitsubishi Corp	4,513,991
1,177,392	Mitsubishi Paper Mills Ltd *	1,208,561
9,101,200	Mitsubishi UFJ Financial Group Inc	41,276,866
136,390	Mitsubishi UFJ Lease & Finance Co Ltd	5,527,612
2,201,000	Mitsui Chemicals Inc	7,641,044
1,056,000	Mitsui Engineer & Shipbuilding Co Ltd	2,007,502
505,000	Mitsui Matsushima Co Ltd	1,006,420
100,100	Mitsui & Co Ltd	1,717,466
68,000	Mitsui Home Co Ltd	360,003
773,000	Mitsui Mining & Smelting Co Ltd	2,344,618
928,000	Mitsui OSK Lines Ltd	3,929,205
30,555,800	Mizuho Financial Group Inc	46,638,624
474	Mori Hills REIT Investment Corp (REIT)	1,721,078
387,000	Morinaga Milk Industry Co Ltd	1,674,409
23,900	Moshi Moshi Hotline Inc	454,783
3,400	Nafco Co Ltd	64,604
372,000	Nakayama Steel Works Ltd *	440,136
124,800	Namco Bandai Holdings Inc	1,737,489
97,200	Namura Shipbuilding Co Ltd	381,643
16,000	NEC Capital Solutions Ltd	216,005

8	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,884,000	NEC Corp *	3,868,559
21,300	NEC Mobiling Ltd	780,196
21,200	NEC Fielding Ltd	266,591
23,300	NEC Networks & System Integration Corp	361,351
642	Net One Systems Co Ltd	1,740,780
88,000	Nichias Corp	523,703
38,300	Nichiha Corp	411,311
202,200	Nichirei Corp	906,271
83,000	Nihon Unisys Ltd	452,489
198,000	Nihon Yamamura Glass Co Ltd	505,504
42,300	Nintendo Co Ltd	7,457,765
315,000	Nippon Coke & Engineering Co Ltd	507,391
195,000	Nippon Corp	1,709,928
221,000	Nippon Formula Feed Manufacturing Co Ltd *	326,258
268,000	Nippon Road Co Ltd (The)	739,121
17,000	Nippon Seiki Co Ltd	198,057
128,000	Nippon Shokubai Co Ltd	1,612,517
250,000	Nippon Soda Co Ltd	1,103,795
139,000	Nippon Steel Trading Co Ltd	363,699
84,000	Nippon Densetsu Kogyo Co Ltd	855,491
197,000	Nippon Express Co Ltd	826,395
39,000	Nippon Flour Mills Co Ltd	183,903
23,000	Nippon Konpo Unyu Soko Co Ltd	252,594
1,432,000	Nippon Light Metal Co Ltd	2,756,510
246,700	Nippon Paper Group Inc	6,272,468
281,600	Nippon Suisan Kaisha Ltd	1,043,154
397,100	Nippon Telegraph & Telephone Corp	18,592,550
2,473,000	Nippon Yusen Kabushiki Kaisha	7,516,155
52,500	Nishimatsuya Chain Co Ltd	462,314
1,844,984	Nishimatsu Construction Co Ltd	2,817,061
148,000	Nissan Shatai Co Ltd	1,150,272
159,300	Nissan Chemical Industries Ltd	1,661,162
683,200	Nissan Motor Co Ltd	6,282,312
128,500	Nissen Holdings Co Ltd	779,372

See accompanying notes to the financial statements.	9

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
711,000	Nisshin Steel Co Ltd	1,397,288
169,000	Nisshin Oillio Group Ltd (The)	819,052
154,000	Nissin Corp	391,415
26,100	Nitori Holdings Co Ltd	2,675,745
97,000	Nittetsu Mining Co Ltd	408,415
75,400	Nitto Denko Corp	2,953,971
468	Nomura Real Estate Office Fund (REIT)	3,009,792
89,500	Nomura Research Institute Ltd	2,026,685
70,000	NS United Kaiun Kaisha Ltd	118,910
134,000	NTN Corp	672,874
8,437	NTT Docomo Inc	15,380,269
771,000	Obayashi Corp	3,793,638
7,410	Obic Co Ltd	1,395,117
446,000	OJI Paper Co Ltd	2,386,699
20,000	Okamura Corp	136,699
1,573,000	Oki Electric Industry Co Ltd *	1,533,458
135	Okinawa Cellular Telephone Co	300,829
29,600	Okinawa Electric Power Co	1,403,148
50,000	Okuwa Co Ltd	611,867
10,000	Onoken Co Ltd	92,658
30,100	Ono Pharmaceutical Co Ltd	1,738,699
61,040	ORIX Corp	5,543,599
1,426,132	Osaka Gas Co Ltd	5,797,173
157,000	Pacific Metals Co Ltd	1,055,671
17,800	Paltac Corp	346,485
38,200	Parco Co Ltd	307,753
292	Pasona Group Inc	279,773
1,250,000	Penta Ocean Construction Co Ltd	3,216,253
3,175	PGM Holdings KK	1,665,592
375,000	Pioneer Corp *	1,772,372
41,690	Point Inc	1,973,284
390	Premier Investment Corp (REIT)	1,697,796
201,000	Press Kogyo Co Ltd	985,134
619,000	Prima Meat Packers Ltd	819,926

10	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
205,000	Rengo Co Ltd	1,505,249
294,000	Ricoh Company Ltd	2,672,944
82,300	Right On Co Ltd	454,580
63,000	Riken Corp	274,873
15,700	Riso Kagaku Corp	287,747
476,700	Round One Corp	4,181,666
215,000	Ryobi Ltd	932,568
42,400	Ryohin Keikaku Co Ltd	2,271,167
14,500	S Foods Inc	119,466
21,400	Saint Marc Holdings Co Ltd	844,966
144,000	San-Ai Oil Co Ltd	796,513
178,000	Sanden Corp	720,838
30,000	Sanki Engineering	163,537
270,000	Sankyo–Tateyama Holdings Inc *	358,983
93,200	Sankyo Co Ltd	4,784,903
233,418	Sankyu Inc	1,098,262
46,700	Sanshin Electronics Co Ltd	380,619
89,159	Sanwa Holdings Corp	292,543
3,200	San–A Co Ltd	126,640
167,000	Sasebo Heavy Industries Co Ltd	286,293
82,100	Secom Co Ltd	3,821,184
69,000	Seika Corp	204,587
347,000	Seikitokyu Kogyo Co Ltd *	248,122
136,000	Seiko Holdings Corp	368,589
167,000	Seino Holdings Co Ltd	1,217,543
22,100	Seiren Co Ltd	145,282
237	Sekisui House SI Investment Co (REIT)	1,089,816
365,516	Senko Co Ltd	1,347,755
32,200	Senshukai Co Ltd	227,434
65,000	Seven & I Holdings Co Ltd	1,725,397
60,600	Shimachu Co Ltd	1,420,584
19,600	Shimamura Co Ltd	1,959,085
500,000	Shimizu Corp	2,244,133
27,900	Shinko Plantech Co Ltd	280,575

See accompanying notes to the financial statements.	11

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
37,200	Shinko Shoji Co Ltd	290,999
80,000	ShinMaywa Industries Ltd	295,832
6,038,000	Shinsei Bank Ltd	7,229,939
154,000	Shinsho Corp	385,128
82,088	Ship Healthcare Holdings Inc	1,938,293
777,000	Shizuoka Bank Ltd (The)	7,657,885
126,500	Shizuoka Gas Co Ltd	795,571
94,000	Showa Corp *	627,749
1,819,000	Showa Denko KK	3,624,908
63,000	Showa Sangyo Co Ltd	190,882
589,600	Showa Shell Sekiyu KK	4,735,184
69,000	Sinanen Co Ltd	300,115
1,425	SKY Perfect JSAT Holdings Inc	708,492
3,746,000	Sojitz Corp	7,053,749
156,300	Stanley Electric Co Ltd	2,251,010
378,000	Sumikin Bussan Corp	891,382
974,000	Sumitomo Light Metal Industries Ltd *	976,525
54,000	Sumitomo Seika Chemicals Co Ltd	273,047
1,209,400	Sumitomo Corp	15,851,258
23,500	Sumitomo Electric Industries Ltd	314,341
55,900	Sumitomo Forestry Co Ltd	488,671
84,000	Sumitomo Metal Mining Co Ltd	1,351,891
1,272,900	Sumitomo Mitsui Financial Group Inc	37,687,554
658,000	Sumitomo Osaka Cement Co Ltd	2,029,364
59,100	Suzuken Co Ltd	1,442,458
617,000	SWCC Showa Holdings Co Ltd *	673,687
76,000	T RAD Co Ltd	323,702
47,600	Tachi-S Co Ltd	819,915
3,259,000	Taiheiyo Cement Co Ltd	5,793,774
462,400	Taihei Kogyo Co Ltd	2,218,456
1,642,836	Taisei Corp	4,382,303
148,000	Takashimaya Co Ltd	1,049,400
508,400	Takeda Pharmaceutical Co Ltd	24,623,649
44,000	Takiron Co Ltd	162,991

12	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
114,000	Takuma Co Ltd *	544,274
38,600	Teikoku Piston Ring Co Ltd	465,908
602,098	TOA Corp	1,080,430
206,200	Tohoku Electric Power Co Inc	2,740,601
128,900	Toho Holdings Co Ltd	1,366,118
166,000	Tohto Suisan Co Ltd	297,736
56,000	Tokai Rika Co Ltd	970,519
36,170	Token Corp	1,388,586
638,800	Tokio Marine Holdings Inc	17,436,793
985,000	Tokyo Gas Co Ltd	4,532,448
183,500	Tokyo Steel Manufacturing Co	1,741,908
489	Tokyu REIT Inc (REIT)	2,873,413
96,430	Tokyu Construction Co Ltd	295,575
249,000	TonenGeneral Sekiyu KK	2,857,082
35,400	Toppan Forms Co Ltd	282,293
261,000	Toppan Printing Co Ltd	1,950,891
321,000	Topy Industries Ltd	897,678
109,000	Toshiba TEC Corp	453,360
1,113,000	Tosoh Corp	4,286,787
30,700	Touei Housing Corp	346,355
1,087,000	Toyo Construction Co Ltd	1,213,490
191,000	Toyo Engineering Corp	692,105
93,000	Toyo Ink SC Holdings Co Ltd	402,654
185,000	Toyo Kanetsu KK	429,361
824,000	Toyo Tire & Rubber Co Ltd	2,200,937
70,400	Toyota Auto Body Co Ltd	1,136,229
278,000	Toyota Motor Corp	10,015,042
525,800	Toyota Tsusho Corp	8,800,668
64,000	Toyo Suisan Kaisha Ltd	1,694,616
27,400	Transcosmos Inc	343,994
17,300	Tsumura & Co	536,171
18,400	Tsuruha Holdings Inc	950,358
504	T–Gaia Corp	993,324
241,000	Uchida Yoko Co Ltd	612,890

See accompanying notes to the financial statements.	13

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
174,000	Uniden Corp	774,429
68,100	Unipres Corp	1,752,500
1,256,000	Unitika Ltd *	843,115
427,800	UNY Co Ltd	3,862,853
159,230	Usen Corp *	114,877
17,910	USS Co Ltd	1,555,079
122,400	Valor Co Ltd	2,101,568
20,100	Vital KSK Holdings Inc	164,562
433,000	Wakachiku Construction Co Ltd *	663,761
35,600	Xebio Co Ltd	838,022
11,392	Yahoo Japan Corp	3,694,776
190,770	Yamada Denki Co Ltd	14,028,384
107,200	Yamaha Motor Co Ltd *	1,613,609
62,600	Yamato Holdings Co Ltd	1,092,988
58,600	Yamato Kogyo Co Ltd	1,513,175
108,500	Yamazen Corp	796,039
382,000	Yokohama Rubber Co Ltd	2,140,746
40,500	Yokohama Reito Co Ltd	313,991
66,500	Yonekyu Corp	508,459
34,400	Yorozu Corp	820,075
734,000	Yuasa Trading Co Ltd	1,122,131
80,000	Yurtec Corp	398,309

	Total Japan	1,007,679,548

	TOTAL COMMON STOCKS (COST $976,131,171)	1,007,679,548

14	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.7%

		Time Deposits — 5.7%
USD	10,000,000	Bank of America (Charlotte) Time Deposit, 0.03%, due 09/01/11	10,000,000
JPY	71,880,418	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	938,754
USD	20,783,630	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/11	20,783,630
USD	10,000,000	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	10,000,000
USD	10,000,000	HSBC Bank (New York) Time Deposit, 0.03%, due 09/01/11	10,000,000
USD	10,000,000	JPMorgan Chase (New York) Time Deposit, 0.03%, due 09/01/11	10,000,000

		Total Time Deposits	61,722,384

		TOTAL SHORT-TERM INVESTMENTS (COST $61,722,384)	61,722,384

		TOTAL INVESTMENTS — 99.4% (Cost $1,037,853,555)	1,069,401,932
		Other Assets and Liabilities (net) — 0.6%	6,686,272

		TOTAL NET ASSETS — 100.0%	$1,076,088,204

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement			Units of		Appreciation
Date	Counterparty	Deliver/Receive	Currency	Value	(Depreciation)

Buys †
9/08/11	Bank of New York Mellon	JPY	5,038,305,916	$65,801,177	$(84,869)
9/08/11	Barclays Bank PLC	JPY	9,787,125,603	127,821,612	(164,861)
9/08/11	Brown Brothers Harriman & Co.	JPY	11,788,471,519	153,959,548	(198,573)
9/08/11	Deutsche Bank AG	JPY	7,570,598,233	98,873,368	(127,524)
9/08/11	Morgan Stanley Capital Services Inc.	JPY	11,331,250,000	147,988,154	(190,871)

				$594,443,859	$(766,698)

See accompanying notes to the financial statements.	15

GMO Flexible Equities Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement			Units of		Appreciation
Date	Counterparty	Deliver/Receive	Currency	Value	(Depreciation)

Sales #
9/08/11	Bank of New York Mellon	JPY	5,038,305,916	$65,801,177	$(503,468)
9/08/11	Barclays Bank PLC	JPY	9,787,125,603	127,821,612	(984,584)
9/08/11	Brown Brothers Harriman & Co.	JPY	11,788,471,519	153,959,548	(2,243,353)
9/08/11	Deutsche Bank AG	JPY	7,570,598,233	98,873,368	(742,949)
9/08/11	Morgan Stanley Capital Services Inc.	JPY	11,331,250,000	147,988,153	(1,134,213)
10/07/11	Bank of New York Mellon	JPY	5,038,305,916	65,818,760	82,367
10/07/11	Barclays Bank PLC	JPY	9,787,125,603	127,855,767	160,840
10/07/11	Brown Brothers Harriman & Co.	JPY	11,788,471,519	154,000,687	189,696
10/07/11	Deutsche Bank AG	JPY	7,570,598,233	98,899,787	120,528
10/07/11	Morgan Stanley Capital Services Inc.	JPY	11,331,250,000	148,027,696	186,216

				$1,189,046,555	$(4,868,920)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
408	TOPIX	September 2011	$41,389,647	$(1,682,629)

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
* Non-income producing security.

Currency Abbreviations:
JPY - Japanese Yen
USD - United States Dollar

16	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,037,853,555) (Note 2)	$1,069,401,932
Receivable for Fund shares sold	7,838,873
Dividends receivable	1,384,188
Unrealized appreciation on open forward currency contracts (Note 4)	739,647
Due from broker on futures contracts	4,078,844
Receivable for variation margin on open futures contracts (Note 4)	263,233
Receivable for collateral on closed swap contracts (Note 4)	610,000
Receivable for expenses reimbursed by Manager (Note 5)	36,994

Total assets	1,084,353,711

Liabilities:
Payable for Fund shares repurchased	1,202,142
Payable to affiliate for (Note 5):
Management fee	478,848
Shareholder service fee	56,068
Trustees and Trust Officers or agents unaffiliated with the Manager	1,007
Unrealized depreciation on open forward currency contracts (Note 4)	6,375,265
Accrued expenses	152,177

Total liabilities	8,265,507

Net assets	$1,076,088,204

Net assets consist of:
Paid-in capital	$1,111,658,335
Distributions in excess of net investment income	(5,523,868)
Accumulated net realized loss	(54,302,899)
Net unrealized appreciation	24,256,636

$1,076,088,204

Net assets attributable to:
Class III shares	$105,994,236

Class VI shares	$970,093,968

Shares outstanding:
Class III	5,917,564

Class VI	54,121,295

Net asset value per share:
Class III	$17.91

Class VI	$17.92

See accompanying notes to the financial statements.	17

GMO Flexible Equities Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $627,382)	$8,361,493
Interest	311,958

Total investment income	8,673,451

Expenses:
Management fee (Note 5)	2,274,338
Shareholder service fee – Class III (Note 5)	60,526
Shareholder service fee – Class VI (Note 5)	205,241
Custodian and fund accounting agent fees	101,752
Audit and tax fees	43,608
Transfer agent fees	19,964
Registration fees	13,256
Legal fees	12,236
Trustees fees and related expenses (Note 5)	5,961
Miscellaneous	20,221

Total expenses	2,757,103
Fees and expenses reimbursed by Manager (Note 5)	(205,076)
Expense reductions (Note 2)	(14)

Net expenses	2,552,013

Net investment income (loss)	6,121,438

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	15,605,005
Futures contracts	(2,616,848)
Swap contracts	(13,156,429)
Foreign currency, forward contracts and foreign currency related transactions	(33,811,476)

Net realized gain (loss)	(33,979,748)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(15,340,422)
Futures contracts	(1,682,629)
Swap contracts	13,535,498
Foreign currency, forward contracts and foreign currency related transactions	(5,279,748)

Net unrealized gain (loss)	(8,767,301)

Net realized and unrealized gain (loss)	(42,747,049)

Net increase (decrease) in net assets resulting from operations	$(36,625,611)

18	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,121,438	$5,946,897
Net realized gain (loss)	(33,979,748)	(8,228,080)
Change in net unrealized appreciation (depreciation)	(8,767,301)	19,520,005

Net increase (decrease) in net assets from operations	(36,625,611)	17,238,822

Distributions to shareholders from:
Net investment income
Class III	—	(368,554)
Class VI	—	(3,931,813)

Total distributions from net investment income	—	(4,300,367)

Net share transactions (Note 9):
Class III	81,249,962	(13,406,608)
Class VI	688,737,110	(48,692,864)

Increase (decrease) in net assets resulting from net share transactions	769,987,072	(62,099,472)

Total increase (decrease) in net assets	733,361,461	(49,161,017)

Net assets:
Beginning of period	342,726,743	391,887,760

End of period (including distributions in excess of net investment income of $5,523,868 and $11,645,306, respectively)	$1,076,088,204	$342,726,743

See accompanying notes to the financial statements.	19

GMO Flexible Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28,
	(Unaudited)		2011		2010		2009(a)

Net asset value, beginning of period	$19.61		$18.55		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.29		0.23		0.02
Net realized and unrealized gain (loss)	(1.90)		1.01		3.40		(4.63)

Total from investment operations	(1.70)		1.30		3.63		(4.61)

Less distributions to shareholders:
From net investment income	—		(0.24)		(0.47)		(0.00	)(b)

Total distributions	—		(0.24)		(0.47)		(0.00)

Net asset value, end of period	$17.91		$19.61		$18.55		$15.39

Total Return(c)	(8.67	)%**	7.08%		23.62%		(23.04	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,994		$29,259		$41,753		$43,788
Net expenses to average daily net assets	0.70	%(d)*	0.70	%(d)	0.70	%(d)	0.70	%*
Net investment income (loss) to average daily net assets	2.20	%*	1.57%		1.26%		0.56	%*
Portfolio turnover rate	29	%**	71%		58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.11%		0.11%		0.26	%*

(a)	For the period from December 12, 2008 (commencement of operations) through February 28, 2009.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Flexible Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28,
	(Unaudited)		2011		2010		2009(a)

Net asset value, beginning of period	$19.62		$18.56		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.30		0.25		0.03
Net realized and unrealized gain (loss)	(1.83)		1.02		3.41		(4.64)

Total from investment operations	(1.70)		1.32		3.66		(4.61)

Less distributions to shareholders:
From net investment income	—		(0.26)		(0.49)		(0.00	)(b)

Total distributions	—		(0.26)		(0.49)		(0.00)

Net asset value, end of period	$17.92		$19.62		$18.56		$15.39

Total Return(c)	(8.66	)%**	7.18%		23.81%		(23.04	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$970,094		$313,468		$350,135		$310,066
Net expenses to average daily net assets	0.61	%(d)*	0.61	%(d)	0.61	%(d)	0.61	%*
Net investment income (loss) to average daily net assets	1.40	%*	1.64%		1.36%		0.69	%*
Portfolio turnover rate	29	%**	71%		58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.11%		0.11%		0.26	%*

(a)	For the period from December 12, 2008 (commencement of operations) through February 28, 2009.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	21

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Flexible Equities Fund (the “Fund”), which commenced operations on December 12, 2008, is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI World Index. The Fund may invest directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment.

The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

22

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund may, from time to time, take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on

23

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs from an independent pricing service approved by the Trustees. As of August 31, 2011, the table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	93.6%

Futures Contracts	(0.2)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

24

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Japan	$—	$1,007,679,548	$—	$1,007,679,548

TOTAL COMMON STOCK	—	1,007,679,548	—	1,007,679,548

Short-Term Investments	61,722,384	—	—	61,722,384

Total Investments	61,722,384	1,007,679,548	—	1,069,401,932

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	739,647	—	739,647

Total	$61,722,384	$1,008,419,195	$—	$1,070,141,579

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives*
Futures Contracts
Equity Risk	$—	$(1,682,629)	$—	$(1,682,629)

Forward Currency Contracts
Foreign Currency Risk	—	(6,375,265)	—	(6,375,265)

Total	$—	$(8,057,894)	$—	$(8,057,894)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

25

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of

26

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $1,050,378 and post-October currency loss of $5,820,846.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(17,168,605)

Total	$(17,168,605)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,049,784,901	$55,991,629	$(36,374,598)	$19,617,031

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws

27

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the periods ended February 28, 2009 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

28

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in

29

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

30

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Short Sales Risk — The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of

31

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may

32

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

33

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the

34

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

35

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the

36

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

period ended August 31, 2011, the Fund used swap agreements to manage against anticipated currency exchange rates and to adjust exposure to foreign currencies. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on forward currency contracts	$—	$739,647	$—	$—	$—	$739,647

Total	$—	$739,647	$—	$—	$—	$739,647

Liabilities:
Unrealized depreciation on futures contracts *	$—	$—	$—	$(1,682,629)	$—	$(1,682,629)
Unrealized depreciation on forward currency contracts	—	(6,375,265)	—	—	—	(6,375,265)

Total	$—	$(6,375,265)	$—	$(1,682,629)	$—	$(8,057,894)

37

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(2,616,848)	$—	$(2,616,848)
Forward currency contracts	—	(31,211,545)	—	—	—	(31,211,545)
Swap agreements	—	(13,156,429)	—	—	—	(13,156,429)

Total	$—	$(44,367,974)	$—	$(2,616,848)	$—	$(46,984,822)

Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$(1,682,629)	$—	$(1,682,629)
Forward currency contracts	—	(5,298,024)	—	—	—	(5,298,024)
Swap agreements	—	13,535,498	—	—	—	13,535,498

Total	$—	$8,237,474	$—	$(1,682,629)	$—	$6,554,845

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), or notional amounts (swap agreements), outstanding at each month-end, was as follows for the period ended August 31,2011:

	Forward
	currency	Futures	Swap
	contracts	contracts	agreements

Average amount outstanding	$669,543,651	$23,981,586	$69,155,998

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on

38

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.55% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $5,961 and $2,189, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $897,786,466 and $221,165,378, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

39

GMO Flexible Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

8.	Principal shareholders and related parties

As of August 31, 2011, 50.55% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. Two of the shareholders are other funds of the Trust. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, none of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	4,565,722	$83,835,240	7,751	$142,996
Shares issued to shareholders in reinvestment of distributions	—	—	14,175	264,359
Shares repurchased	(140,036)	(2,585,278)	(780,526)	(13,813,963)

Net increase (decrease)	4,425,686	$81,249,962	(758,600)	$(13,406,608)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	52,184,790	$949,197,366	1,434,560	$26,560,917
Shares issued to shareholders in reinvestment of distributions	—	—	210,711	3,929,770
Shares repurchased	(14,042,622)	(260,460,256)	(4,531,143)	(79,183,551)

Net increase (decrease)	38,142,168	$688,737,110	(2,885,872)	$(48,692,864)

40

GMO Flexible Equities
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered that the Fund’s performance is intended to complement broader asset allocation strategies being implemented by the Manager in other asset allocation funds or accounts and noted that the Fund is not separately available nor does it seek to control risk relative to a benchmark. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing

41

GMO Flexible Equities
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record

42

GMO Flexible Equities
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

43

GMO Flexible Equities Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 01, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

44

GMO Flexible Equities Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.70%	$1,000.00	$913.30	$3.37
2) Hypothetical	0.70%	$1,000.00	$1,021.62	$3.56

Class VI

1) Actual	0.61%	$1,000.00	$913.40	$2.93
2) Hypothetical	0.61%	$1,000.00	$1,022.07	$3.10

*	Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

45

GMO Foreign Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.4%
Preferred Stocks	1.3
Short-Term Investments	1.1
Forward Currency Contracts	0.0 ∧
Other	0.2

100.0%

Country Summary*	% of Equity Investments
Japan	25.9%
United Kingdom	22.7
France	9.3
Germany	7.8
Italy	5.2
Switzerland	4.7
Finland	4.3
Australia	2.9
South Korea	2.3
Sweden	2.1
Brazil	1.9
Russia	1.8
Hong Kong	1.4
Singapore	1.1
Spain	1.1
Norway	0.9
Belgium	0.8
Netherlands	0.7
Thailand	0.7
Denmark	0.5
Taiwan	0.5
Ireland	0.4
India	0.3
Malaysia	0.2
Mexico	0.2
Philippines	0.2
Austria	0.1
New Zealand	0.0 ∧

100.0%

∧	Rounds to 0.0%.
*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO Foreign Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Energy	15.2%
Capital Goods	11.2
Materials	8.4
Banks	8.3
Telecommunication Services	8.0
Automobiles & Components	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.3
Technology Hardware & Equipment	5.7
Food, Beverage & Tobacco	4.7
Insurance	4.6
Utilities	3.8
Food & Staples Retailing	3.2
Real Estate	2.7
Consumer Services	1.7
Retailing	1.4
Transportation	1.4
Consumer Durables & Apparel	1.3
Household & Personal Products	1.2
Media	0.9
Software & Services	0.8
Health Care Equipment & Services	0.7
Commercial & Professional Services	0.5
Diversified Financials	0.4
Semiconductors & Semiconductor Equipment	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%

	Australia — 2.8%
2,461,316	Asciano Group	4,146,014
69,136	Australia and New Zealand Banking Group Ltd	1,506,434
41,139	Commonwealth Bank of Australia	2,129,522
259,779	Crown Ltd	2,323,192
1,984,801	Dexus Property Group (REIT)	1,826,856
1,298,961	Incitec Pivot Ltd	5,281,597
187,553	James Hardie Industries SE *	1,199,565
128,985	Macquarie Group Ltd	3,588,522
1,307,595	Myer Holdings Ltd	3,003,577
260,449	Santos Ltd	3,289,530
1,592,357	Telstra Corp Ltd	5,160,071
438,364	Toll Holdings Ltd	2,291,346
381,117	Westpac Banking Corp	8,440,310

	Total Australia	44,186,536

	Austria — 0.1%
24,299	Telekom Austria AG	269,387
57,248	Wienerberger AG	815,409

	Total Austria	1,084,796

	Belgium — 0.8%
206,164	Belgacom SA	6,748,547
103,208	Umicore SA	4,981,966

	Total Belgium	11,730,513

	Brazil — 1.3%
175,400	Cia Hering	3,877,333
203,000	EDP-Energias Do Brasil SA	4,876,387
346,400	Magazine Luiza SA *	2,796,181
369,900	OGX Petroleo e Gas Participacoes SA *	2,665,213

See accompanying notes to the financial statements.	3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
253,000	Sonae Sierra Brasil SA	3,766,631
303,900	T4F Entretenimento SA *	2,806,288

	Total Brazil	20,788,033

	Denmark — 0.5%
372,355	H Lundbeck A/S	8,207,073

	Finland — 4.2%
204,087	Amer Sports Oyj Class A	2,754,104
296,702	Fortum Oyj	7,973,764
16,004	Konecranes Oyj	435,972
295,808	Neste Oil Oyj	3,280,262
213,485	Nokian Renkaat Oyj	7,916,785
2,408,589	Nokia Oyj	15,492,693
183,225	Orion Oyj Class B	4,119,718
23,954	Rautaruukki Oyj	363,286
487,860	Sampo Oyj Class A	14,008,343
452,827	UPM–Kymmene Oyj	5,923,595
157,714	YIT Oyj	3,144,427

	Total Finland	65,412,949

	France — 9.2%
129,783	Accor SA	4,652,762
201,270	ArcelorMittal	4,427,411
397,250	AXA	6,375,925
112,716	BNP Paribas	5,797,710
141,044	Carrefour SA	3,756,483
44,634	Christian Dior SA	6,463,881
100,471	Compagnie de Saint-Gobain	5,046,401
102,708	Compagnie Generale des Etablissements Michelin-Class B	7,516,406
144,439	European Aeronautic Defense and Space Co NV	4,574,251
63,153	L’Oreal SA	6,854,363
130,435	Legrand SA	5,166,032
61,705	Pernod-Ricard SA	5,537,425

4	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	France — continued
94,171	Publicis Groupe SA	4,423,232
55,883	Renault SA	2,270,821
281,487	Sanofi	20,528,274
41,868	Societe BIC SA	4,060,854
101,416	Sodexo	7,533,312
500,952	Total SA	24,464,223
44,220	Vallourec SA	3,964,180
367,197	Vivendi SA	8,928,137

	Total France	142,342,083

	Germany — 7.3%
113,549	Allianz SE (Registered)	11,680,796
42,430	Axel Springer AG	1,823,006
180,567	Bayer AG	11,612,037
3,479,397	Commerzbank AG *	10,282,307
101,607	Continental AG *	7,491,299
258,728	Daimler AG (Registered)	13,976,492
844,382	Deutsche Telekom AG (Registered)	10,660,242
512,692	E.ON AG	11,196,298
73,823	HeidelbergCement AG	3,168,689
114,940	K+S AG	8,066,461
223,313	SAP AG	12,178,233
112,752	Siemens AG (Registered)	11,598,580

	Total Germany	113,734,440

	Hong Kong — 1.4%
807,000	Hutchison Whampoa Ltd	7,750,487
1,087,500	Power Assets Holdings Ltd	8,417,883
360,000	Swire Pacific Ltd	4,813,177

	Total Hong Kong	20,981,547

See accompanying notes to the financial statements.	5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	India — 0.3%
958,493	Housing Development & Infrastructure Ltd *	2,162,216
943,106	Indiabulls Real Estate Ltd *	1,743,317
234,250	Indiabulls Wholesale *	26,197

	Total India	3,931,730

	Ireland — 0.4%
309,871	C&C Group Plc	1,355,065
192,058	CRH Plc	3,391,618
39,368	DCC Plc	1,073,374

	Total Ireland	5,820,057

	Italy — 5.2%
284,917	Assicurazioni Generali SPA	5,145,607
439,538	Autogrill SPA	5,449,787
252,953	Enel SPA	1,233,744
1,659,470	ENI SPA	33,365,755
58,734	Fondiaria–Sai SPA-Di RISP *	73,356
4,606,820	Intesa San Paolo	7,497,910
1,317,021	Intesa Sanpaolo SPA-Di RISP	1,795,472
286,872	Italcementi SPA-Di RISP	1,037,020
231,556	Lottomatica SPA *	3,656,722
1,271,970	Mediaset SPA	4,920,561
320,213	Mediobanca SPA	2,951,608
205,294	Prysmian SPA	3,312,946
1,547,439	Saras SPA *	2,812,864
1,730,821	Telecom Italia SPA-Di RISP	1,896,141
235,307	Tenaris SA	3,901,317
279,215	Unione di Banche Italiane ScpA	1,035,423

	Total Italy	80,086,233

	Japan — 25.6%
991,600	Aeon Co Ltd	12,489,032
305,900	Aisin Seiki Co Ltd	10,260,152
446,900	Alps Electric Co Ltd	4,086,819

6	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
812,000	Asahi Glass Co Ltd	7,993,592
1,370,000	Asahi Kasei Corp	9,143,407
190,000	Astellas Pharma Inc	7,180,328
243,000	Canon Inc	11,466,797
879,000	Chiba Bank Ltd	5,743,623
301,500	Chugai Pharmaceutical Co Ltd	5,288,337
336,000	Daikin Industries Ltd	10,619,369
104,300	Daito Trust Construction Co Ltd	9,670,822
1,632,000	Ebara Corp	7,330,557
511,400	Elpida Memory Inc *	3,593,171
3,792,000	Hitachi Ltd	20,512,929
757,000	Honda Motor Co Ltd	24,666,847
309,000	Hoya Corp	6,821,596
926,300	Itochu Corp	9,998,077
394,700	JSR Corp	7,165,735
315,800	JS Group Corp	8,015,601
2,376,100	JX Holdings Inc	15,127,790
205,600	Lawson Inc	11,210,629
122,700	Miraca Holdings Inc	5,218,221
2,035,500	Mitsubishi Chemical Holdings Corp	14,329,759
1,504,000	Mitsubishi Electric Corp	15,047,716
731,800	Mitsui & Co Ltd	12,555,860
1,422,000	Mitsui OSK Lines Ltd	6,020,829
2,012,000	Nissan Motor Co Ltd	18,501,188
1,027,000	NSK Ltd	8,226,260
11,489	NTT Docomo Inc	20,943,927
476,900	Seiko Epson Corp	6,676,093
783,000	Sekisui Chemical Co Ltd	6,748,339
84,800	Shimamura Co Ltd	8,476,042
5,542,000	Shinsei Bank Ltd	6,636,025
487,300	Sumitomo Rubber Industries	6,164,132
441,400	Sumitomo Electric Industries Ltd	5,904,252
575,600	Sumitomo Mitsui Financial Group Inc	17,042,153
2,264,000	Sumitomo Mitsui Trust Holdings Inc	7,696,154

See accompanying notes to the financial statements.	7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
336,500	Sumitomo Realty & Development Co Ltd	7,142,106
1,738,000	Teijin Ltd	6,701,899
318,900	Tokio Marine Holdings Inc	8,704,748

	Total Japan	397,120,913

	Malaysia — 0.2%
1,746,200	Petronas Chemicals Group Bhd	3,690,718

	Mexico — 0.2%
55,800	Grupo Aeroportuario del Sureste SAB de CV ADR	3,208,500

	Netherlands — 0.7%
1,081,806	Aegon NV *	4,871,224
6,841	Arcadis NV	129,464
79,084	Dockwise Ltd *	1,511,778
126,544	Imtech NV	3,668,459

	Total Netherlands	10,180,925

	New Zealand — 0.0%
59,029	Sky Network Television Ltd	290,594

	Norway — 0.8%
507,087	ProSafe ASA	3,698,327
191,533	Statoil ASA	4,602,242
737,837	Storebrand ASA	4,894,042

	Total Norway	13,194,611

	Philippines — 0.2%
7,707,200	Alliance Global Group Inc	1,892,304
845,260	Cebu Air Inc	1,630,880

	Total Philippines	3,523,184

8	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Russia — 1.8%
229,176	Lukoil OAO ADR	13,779,889
281,700	Phosagro OAO-GDR 144A *	3,366,315
987,800	VimpelCom Ltd Sponsored ADR	11,290,554

	Total Russia	28,436,758

	Singapore — 1.1%
627,554	DBS Group Holdings Ltd	6,907,082
2,971,000	Global Logistic Properties Ltd *	4,123,108
710,100	Keppel Corp Ltd	5,484,388

	Total Singapore	16,514,578

	South Korea — 1.9%
60,031	Doosan Heavy Industries and Construction Co	3,110,934
13,920	Hyundai Mobis	4,438,025
108,100	Kangwon Land Inc	2,830,404
6,091	LG Chem Ltd	2,178,478
38,771	LG Corp	2,299,216
234,150	LG Display Co Ltd	4,636,174
49,913	LG Electronics Inc	3,140,894
72,770	Shinhan Financial Group Co Ltd	3,075,401
22,117	SK Holdings Co Ltd	3,439,831

	Total South Korea	29,149,357

	Spain — 1.1%
384,888	Banco Santander SA	3,556,255
232,819	Enagas	4,878,537
95,466	Red Electrica de Espana	4,690,601
151,654	Repsol YPF SA	4,364,621

	Total Spain	17,490,014

	Sweden — 2.1%
814,623	Ericsson LM B Shares	9,142,245
215,172	Getinge AB Class B	5,553,806

See accompanying notes to the financial statements.	9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
702,741	Svenska Cellulosa AB Class B	9,460,626
1,114,022	TeliaSonera AB	7,945,371

	Total Sweden	32,102,048

	Switzerland — 4.6%
60,170	Adecco SA *	2,802,339
529,546	Novartis AG (Registered)	30,898,509
50,067	Roche Holding AG (Non Voting)	8,754,919
37,143	Sulzer AG	5,011,373
11,680	Swisscom AG (Registered)	5,236,592
34,278	Syngenta AG (Registered) *	10,850,979
35,490	Zurich Financial Services AG *	7,995,618

	Total Switzerland	71,550,329

	Taiwan — 0.5%
540,416	Asustek Computer Inc	4,595,791
1,441,756	Hon Hai Precision Industry Co Ltd	3,674,095

	Total Taiwan	8,269,886

	Thailand — 0.7%
1,226,000	Bangkok Bank Pcl NVDR	6,558,889
17,578,900	Land & Houses Pcl NVDR	4,022,022

	Total Thailand	10,580,911

	United Kingdom — 22.4%
284,549	AMEC Plc	4,214,478
503,694	BAE Systems Plc	2,247,592
1,091,920	Barclays Plc	3,016,983
599,597	BG Group Plc	12,930,714
489,612	Bodycote Plc	2,312,130
5,354,606	BP Plc	34,949,654
646,580	British American Tobacco Plc	28,767,421
1,691,537	BT Group Plc	4,691,424
797,560	Centrica Plc	3,864,432

10	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
61,092	Charter International Plc	753,173
611,091	Diageo Plc	12,278,763
3,271,617	HSBC Holdings Plc	28,495,846
321,139	Imperial Tobacco Group Plc	10,623,652
706,897	Inchcape Plc	3,698,650
496,538	International Power Plc	2,736,131
217,533	John Wood Group Plc	2,093,874
39,639	Johnson Matthey Plc	1,095,297
227,798	Land Securities Group Plc (REIT)	2,721,251
1,055,316	National Express Group Plc	4,290,265
359,189	National Grid Plc	3,618,703
856,864	Premier Oil Plc *	4,595,679
638,714	Prudential Plc	6,433,996
224,566	Reckitt Benckiser Group Plc	11,912,120
171,520	Rio Tinto Plc	10,455,599
128,798	Rolls-Royce Holdings Plc *	1,333,691
911,683	Royal Dutch Shell Plc A Shares (London)	30,497,049
788,316	Royal Dutch Shell Plc B Shares (London)	26,528,790
203,956	Scottish & Southern Energy Plc	4,295,439
1,940,968	Tesco Plc	11,930,331
243,094	Travis Perkins Plc	3,247,133
174,262	Ultra Electronics Holdings Plc	4,206,582
375,459	Unilever Plc	12,598,729
11,556,444	Vodafone Group Plc	30,327,067
2,109,351	William Morrison Supermarket Plc	9,894,858
577,780	Xstrata Plc	10,034,534

	Total United Kingdom	347,692,030

	TOTAL COMMON STOCKS (COST $1,542,806,750)	1,511,301,346

See accompanying notes to the financial statements.	11

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		PREFERRED STOCKS — 1.3%

		Brazil — 0.5%
	253,200	Telecomunicacoes de Sao Paulo SA	7,978,210

		Germany — 0.4%
	96,115	Porsche Automobil Holding SE 1.10%	6,470,222

		South Korea — 0.4%
	50,065	Hyundai Motor Co 2.35%	3,208,275
	13,882	LG Chem Ltd 3.09%	1,706,935
	42,590	LG Electronics Inc 1.06%	964,664

		Total South Korea	5,879,874

		TOTAL PREFERRED STOCKS (COST $16,216,908)	20,328,306

		SHORT-TERM INVESTMENTS — 1.1%

		Time Deposits — 1.1%
JPY	14,611,807	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	190,830
SEK	164	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	26
AUD	53,517	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	57,207
USD	6,251,835	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	6,251,835
EUR	7,132,768	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	10,246,221
GBP	492,783	JPMorgan Chase (New York) Time Deposit, 0.11%, due 09/01/11	799,935

		Total Time Deposits	17,546,054

		TOTAL SHORT-TERM INVESTMENTS (COST $17,546,054)	17,546,054

		TOTAL INVESTMENTS — 99.8% (Cost $1,576,569,712)	1,549,175,706
		Other Assets and Liabilities (net) — 0.2%	3,538,672

		TOTAL NET ASSETS — 100.0%	$1,552,714,378

12	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Sales #
9/15/11	HSBC Bank USA	EUR	10,683,000	$15,343,495	$(146,866)
9/15/11	Deutsche Bank AG	EUR	10,683,000	15,343,494	(141,759)

				$30,686,989	$(288,625)

#	Fund sells foreign currency; buys USD.

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
ADR - American Depositary Receipt
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the financial statements.	13

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,576,569,712) (Note 2)	$1,549,175,706
Foreign currency, at value (cost $825,792) (Note 2)	822,211
Receivable for investments sold	7,003,049
Receivable for Fund shares sold	637,828
Dividends and interest receivable	4,998,995
Foreign taxes receivable	1,382,956
Receivable for foreign currency sold	11,814
Receivable for expenses reimbursed by Manager (Note 5)	128,526
Miscellaneous receivable	18,874

Total assets	1,564,179,959

Liabilities:
Payable for investments purchased	9,402,590
Payable for Fund shares repurchased	26,871
Payable to affiliate for (Note 5):
Management fee	788,901
Shareholder service fee	193,861
Administration fee – Class M	723
Trustees and Trust Officers or agents unaffiliated with the Manager	5,644
Payable for 12b-1 fee – Class M	1,927
Unrealized depreciation on open forward currency contracts (Note 4)	288,625
Accrued expenses	756,439

Total liabilities	11,465,581

Net assets	$1,552,714,378

14	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,123,304,976
Accumulated undistributed net investment income	33,856,980
Accumulated net realized loss	(576,892,250)
Net unrealized depreciation	(27,555,328)

$1,552,714,378

Net assets attributable to:
Class II shares	$262,612,218

Class III shares	$905,227,889

Class IV shares	$380,574,647

Class M shares	$4,299,624

Shares outstanding:
Class II	23,496,861

Class III	80,579,806

Class IV	33,061,154

Class M	383,317

Net asset value per share:
Class II	$11.18

Class III	$11.23

Class IV	$11.51

Class M	$11.22

See accompanying notes to the financial statements.	15

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $4,685,797)	$42,871,932
Interest	38,583

Total investment income	42,910,515

Expenses:
Management fee (Note 5)	6,243,304
Shareholder service fee – Class II (Note 5)	384,743
Shareholder service fee – Class III (Note 5)	906,583
Shareholder service fee – Class IV (Note 5)	232,976
12b-1 fee – Class M (Note 5)	6,040
Administration fee – Class M (Note 5)	4,832
Custodian and fund accounting agent fees	642,252
Audit and tax fees	50,416
Legal fees	40,756
Transfer agent fees	32,292
Trustees fees and related expenses (Note 5)	20,583
Registration fees	18,860
Miscellaneous	40,932

Total expenses	8,624,569
Fees and expenses reimbursed by Manager (Note 5)	(811,348)
Expense reductions (Note 2)	(8)

Net expenses	7,813,213

Net investment income (loss)	35,097,302

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $(2,219)) (Note 2)	90,693,309
Foreign currency, forward contracts and foreign currency related transactions (net of foreign transaction taxes of $409,558) (Note 2)	15,066

Net realized gain (loss)	90,708,375

Change in net unrealized appreciation (depreciation) on:
Investments	(358,132,341)
Foreign currency, forward contracts and foreign currency related transactions	(223,764)

Net unrealized gain (loss)	(358,356,105)

Net realized and unrealized gain (loss)	(267,647,730)

Net increase (decrease) in net assets resulting from operations	$(232,550,428)

16	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$35,097,302	$59,851,141
Net realized gain (loss)	90,708,375	109,187,445
Change in net unrealized appreciation (depreciation)	(358,356,105)	313,695,778

Net increase (decrease) in net assets from operations	(232,550,428)	482,734,364

Distributions to shareholders from:
Net investment income
Class II	(4,494,216)	(9,334,792)
Class III	(16,354,009)	(29,522,934)
Class IV	(6,007,240)	(18,540,322)
Class M	(67,480)	(84,450)

Total distributions from net investment income	(26,922,945)	(57,482,498)

Net share transactions (Note 9):
Class II	(110,171,464)	(192,336,087)
Class III	(382,988,400)	(375,917,665)
Class IV	(391,841,428)	(157,627,171)
Class M	(27,735)	(542,998)

Increase (decrease) in net assets resulting from net share transactions	(885,029,027)	(726,423,921)

Total increase (decrease) in net assets	(1,144,502,400)	(301,172,055)

Net assets:
Beginning of period	2,697,216,778	2,998,388,833

End of period (including accumulated undistributed net investment income of $33,856,980 and $25,682,623, respectively)	$1,552,714,378	$2,697,216,778

See accompanying notes to the financial statements.	17

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$12.88		$11.07		$8.03		$16.52		$18.56		$16.70

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.24		0.26		0.45		0.40		0.38
Net realized and unrealized gain (loss)	(1.73)		1.79		3.24		(7.95)		(0.36)		3.06

Total from investment operations	(1.52)		2.03		3.50		(7.50)		0.04		3.44

Less distributions to shareholders:
From net investment income	(0.18)		(0.22)		(0.46)		(0.33)		(0.44)		(0.43)
From net realized gains	—		—		—		(0.66)		(1.64)		(1.15)

Total distributions	(0.18)		(0.22)		(0.46)		(0.99)		(2.08)		(1.58)

Net asset value, end of period	$11.18		$12.88		$11.07		$8.03		$16.52		$18.56

Total Return(a)	(11.90	)%**	18.71%		43.95%		(47.49)%		(0.78)%		21.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$262,612		$417,685		$545,336		$765,201		$848,359		$1,018,021
Net expenses to average daily net assets	0.82	%(b)*	0.82	%(b)	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.82%
Net investment income (loss) to average daily net assets	3.32	%*	2.09%		2.53%		3.42%		2.10%		2.17%
Portfolio turnover rate	33	%**	55%		59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.06%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$12.95		$11.13		$8.07		$16.59		$18.64		$16.76

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.24		0.28		0.47		0.41		0.38
Net realized and unrealized gain (loss)	(1.75)		1.81		3.25		(7.99)		(0.36)		3.09

Total from investment operations	(1.54)		2.05		3.53		(7.52)		0.05		3.47

Less distributions to shareholders:
From net investment income	(0.18)		(0.23)		(0.47)		(0.34)		(0.46)		(0.44)
From net realized gains	—		—		—		(0.66)		(1.64)		(1.15)

Total distributions	(0.18)		(0.23)		(0.47)		(1.00)		(2.10)		(1.59)

Net asset value, end of period	$11.23		$12.95		$11.13		$8.07		$16.59		$18.64

Total Return(a)	(11.97	)%**	18.80%		44.10%		(47.42)%		(0.75)%		21.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$905,228		$1,440,952		$1,591,717		$2,054,885		$4,078,545		$4,556,742
Net expenses to average daily net assets	0.75	%(b)*	0.75	%(b)	0.75	%(b)	0.75	%(c)	0.75	%(c)	0.75%
Net investment income (loss) to average daily net assets	3.38	%*	2.08%		2.65%		3.51%		2.16%		2.11%
Portfolio turnover rate	33	%**	55%		59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.06%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$13.25		$11.39		$8.07		$16.59		$18.64		$16.77

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.25		0.22		0.51		0.40		0.36
Net realized and unrealized gain (loss)	(1.78)		1.85		3.35		(8.02)		(0.34)		3.11

Total from investment operations	(1.56)		2.10		3.57		(7.51)		0.06		3.47

Less distributions to shareholders:
From net investment income	(0.18)		(0.24)		(0.25)		(0.35)		(0.47)		(0.45)
From net realized gains	—		—		—		(0.66)		(1.64)		(1.15)

Total distributions	(0.18)		(0.24)		(0.25)		(1.01)		(2.11)		(1.60)

Net asset value, end of period	$11.51		$13.25		$11.39		$8.07		$16.59		$18.64

Total Return(a)	(11.85	)%**	18.80%		44.05%		(47.39)%		(0.68)%		21.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$380,575		$833,582		$856,553		$334,003		$3,571,516		$3,424,024
Net expenses to average daily net assets	0.69	%(b)*	0.69	%(b)	0.69	%(b)	0.69	%(c)	0.69	%(c)	0.69%
Net investment income (loss) to average daily net assets	3.41	%*	2.10%		1.92%		3.70%		2.08%		2.04%
Portfolio turnover rate	33	%**	55%		59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.06%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$12.94		$11.12		$8.07		$16.58		$18.63		$16.75

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.20		0.22		0.41		0.35		0.30
Net realized and unrealized gain (loss)	(1.72)		1.82		3.27		(7.96)		(0.36)		3.12

Total from investment operations	(1.54)		2.02		3.49		(7.55)		(0.01)		3.42

Less distributions to shareholders:
From net investment income	(0.18)		(0.20)		(0.44)		(0.30)		(0.40)		(0.39)
From net realized gains	—		—		—		(0.66)		(1.64)		(1.15)

Total distributions	(0.18)		(0.20)		(0.44)		(0.96)		(2.04)		(1.54)

Net asset value, end of period	$11.22		$12.94		$11.12		$8.07		$16.58		$18.63

Total Return(a)	(12.02	)%**	18.47%		43.60%		(47.58)%		(1.05)%		21.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,300		$4,998		$4,783		$3,786		$7,375		$8,258
Net expenses to average daily net assets	1.05	%(b)*	1.05	%(b)	1.05	%(b)	1.05	%(c)	1.05	%(c)	1.05%
Net investment income (loss) to average daily net assets	2.94	%*	1.72%		2.05%		3.11%		1.81%		1.69%
Portfolio turnover rate	33	%**	55%		59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.06%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	21

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Foreign Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI EAFE Index. The Fund typically makes equity investments directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S.

The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund normally does not take temporary defensive positions but may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund takes temporary defensive positions or holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

22

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Throughout the period ended August 31, 2011, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 5). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the

23

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	95.6%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

24

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$44,186,536	$—	$44,186,536
Austria	—	1,084,796	—	1,084,796
Belgium	—	11,730,513	—	11,730,513
Brazil	20,788,033	—	—	20,788,033
Denmark	—	8,207,073	—	8,207,073
Finland	—	65,412,949	—	65,412,949
France	—	142,342,083	—	142,342,083
Germany	—	113,734,440	—	113,734,440
Hong Kong	—	20,981,547	—	20,981,547
India	26,197	3,905,533	—	3,931,730
Ireland	—	5,820,057	—	5,820,057
Italy	—	80,086,233	—	80,086,233
Japan	—	397,120,913	—	397,120,913
Malaysia	—	3,690,718	—	3,690,718
Mexico	3,208,500	—	—	3,208,500
Netherlands	—	10,180,925	—	10,180,925
New Zealand	—	290,594	—	290,594
Norway	—	13,194,611	—	13,194,611
Philippines	—	3,523,184	—	3,523,184
Russia	11,290,554	17,146,204	—	28,436,758
Singapore	—	16,514,578	—	16,514,578
South Korea	—	29,149,357	—	29,149,357
Spain	—	17,490,014	—	17,490,014
Sweden	—	32,102,048	—	32,102,048
Switzerland	—	71,550,329	—	71,550,329
Taiwan	—	8,269,886	—	8,269,886
Thailand	—	10,580,911	—	10,580,911
United Kingdom	—	347,692,030	—	347,692,030

TOTAL COMMON STOCKS	35,313,284	1,475,988,062	—	1,511,301,346

25

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Preferred Stocks
Brazil	$7,978,210	$—	$—	$7,978,210
Germany	—	6,470,222	—	6,470,222
South Korea	—	5,879,874	—	5,879,874

TOTAL PREFERRED STOCKS	7,978,210	12,350,096	—	20,328,306

Short-Term Investments	17,546,054	—	—	17,546,054

Total Investments	60,837,548	1,488,338,158	—	1,549,175,706

Total	$60,837,548	$1,488,338,158	$—	$1,549,175,706

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign Currency Risk	$—	$(288,625)	$—	$(288,625)

Total Derivatives	—	(288,625)	—	(288,625)

Total	$—	$(288,625)	$—	$(288,625)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

26

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Still Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Common Stocks
Thailand	$3,966,670	$—	$(3,910,885)	$—	$(33,316)	$(22,469)	$—	$—	$—	$—

Total	$3,966,670	$—	$(3,910,885)	$—	$(33,316)	$(22,469)	$—	$—	$—	$—

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are

27

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(27,534,492)
February 28, 2018	(596,400,512)

Total	$(623,935,004)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

28

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,618,798,444	$118,398,135	$(188,020,873)	$(69,622,738)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.

29

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Shareholder service, 12b-1 and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization,

30

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

31

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

32

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

33

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency

34

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contracts to manage against anticipated currency exchange rate changes. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset

35

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the

36

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in

37

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(288,625)	$—	$—	$—	$(288,625)

Total	$—	$(288,625)	$—	$—	$—	$(288,625)

38

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments, at value (rights and/or warrants)	$—	$—	$—	$(141,313)	$—	$(141,313)

Total	$—	$—	$—	$(141,313)	$—	$(141,313)

Change in Unrealized Appreciation (Depreciation) on:
Investments, at value (rights and/or warrants)	$—	$—	$—	$20,418	$—	$20,418
Forward currency contracts	—	(288,625)	—	—	—	(288,625)

Total	$—	$(288,625)	$—	$20,418	$—	$(268,207)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and rights and/or warrants), outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward	Rights
	currency	and/or
	contracts	Warrants

Average amount outstanding	$26,321,884	$2,904,599

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets

39

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund’s average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.60% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means administration fees and distribution (12b-1) fees (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $20,583 and $8,364, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $668,791,731 and $1,532,453,173, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

40

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 17.41% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.04% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 0.15% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class II:	Shares	Amount	Shares	Amount

Shares sold	818,875	$10,278,016	2,838,451	$34,424,315
Shares issued to shareholders in reinvestment of distributions	278,535	3,373,056	649,257	7,108,816
Shares repurchased	(10,024,076)	(123,822,536)	(20,329,864)	(233,869,218)

Net increase (decrease)	(8,926,666)	$(110,171,464)	(16,842,156)	$(192,336,087)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	483,487	$5,926,119	25,890,828	$303,138,416
Shares issued to shareholders in reinvestment of distributions	1,140,250	13,876,850	2,091,780	23,299,140
Shares repurchased	(32,348,815)	(402,791,369)	(59,750,915)	(702,355,221)

Net increase (decrease)	(30,725,078)	$(382,988,400)	(31,768,307)	$(375,917,665)

41

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	1,176	$15,203	6,200,712	$74,850,982
Shares issued to shareholders in reinvestment of distributions	381,630	4,758,932	1,010,637	11,523,940
Shares repurchased	(30,209,987)	(396,615,563)	(19,553,615)	(244,002,093)

Net increase (decrease)	(29,827,181)	$(391,841,428)	(12,342,266)	$(157,627,171)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class M:	Shares	Amount	Shares	Amount

Shares sold	20,228	$252,850	36,890	$421,605
Shares issued to shareholders in reinvestment of distributions	5,549	67,480	7,636	84,450
Shares repurchased	(28,731)	(348,065)	(88,341)	(1,049,053)

Net increase (decrease)	(2,954)	$(27,735)	(43,815)	$(542,998)

42

GMO Foreign Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

43

GMO Foreign Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

44

GMO Foreign Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

45

GMO Foreign Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

46

GMO Foreign Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class II

1) Actual	0.82%	$1,000.00	$881.00	$3.88
2) Hypothetical	0.82%	$1,000.00	$1,021.01	$4.17

Class III

1) Actual	0.75%	$1,000.00	$880.30	$3.54
2) Hypothetical	0.75%	$1,000.00	$1,021.37	$3.81

Class IV

1) Actual	0.69%	$1,000.00	$881.50	$3.26
2) Hypothetical	0.69%	$1,000.00	$1,021.67	$3.51

Class M

1) Actual	1.05%	$1,000.00	$879.80	$4.96
2) Hypothetical	1.05%	$1,000.00	$1,019.86	$5.33

*	Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

47

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.3%
Short-Term Investments	4.1
Preferred Stocks	0.9
Debt Obligations	0.3
Rights/Warrants	0.0 ^
Other	0.4

100.0%

∧	Rounds to 0.0%.

Country Summary*	% of Investments
Japan	24.7%
United Kingdom	17.7
Italy	5.8
South Korea	5.4
Canada	5.0
Brazil	4.7
France	4.5
Germany	3.9
Australia	3.8
Switzerland	3.7
Netherlands	2.4
Sweden	2.2
Belgium	1.7
Norway	1.5
Finland	1.4
Singapore	1.3
Spain	1.3
Hong Kong	1.2
Denmark	1.0
Ireland	0.9
Mexico	0.9
Philippines	0.9
New Zealand	0.7
Austria	0.5
China	0.5
Thailand	0.5
Greece	0.4
India	0.4
Chile	0.3

1

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country Summary*	% of Investments
Indonesia	0.3%
Russia	0.3
Taiwan	0.2

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	15.5%
Materials	7.5
Energy	7.1
Retailing	6.6
Automobiles & Components	6.3
Food, Beverage & Tobacco	5.1
Consumer Durables & Apparel	4.9
Real Estate	4.4
Health Care Equipment & Services	4.3
Consumer Services	4.0
Technology Hardware & Equipment	3.8
Commercial & Professional Services	3.6
Transportation	3.5
Banks	3.2
Food & Staples Retailing	3.1
Media	3.0
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Diversified Financials	2.8
Software & Services	2.3
Telecommunication Services	2.2
Utilities	1.6
Semiconductors & Semiconductor Equipment	1.4
Insurance	0.6
Household & Personal Products	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%

	Australia — 3.7%
249,244	Aquarius Platinum Ltd	1,026,718
1,288,353	Asciano Group	2,170,193
243,908	Billabong International Ltd	900,740
3,407,775	Dexus Property Group (REIT)	3,136,593
511,521	Iress Market Technology Ltd	4,450,339
347,519	Nufarm Ltd *	1,432,466
1,527,883	Pacific Brands Ltd	1,065,209
198,843	PanAust Ltd *	780,193
391,677	Primary Health Care Ltd	1,302,871
197,476	Seven West Media Ltd	769,727
3,348,485	Ten Network Holdings Ltd	3,386,446
187,921	Toll Holdings Ltd	982,270

	Total Australia	21,403,765

	Austria — 0.5%
16,047	Flughafen Wien AG	784,686
8,600	Lenzing AG	1,048,446
58,311	Wienerberger AG	830,550

	Total Austria	2,663,682

	Belgium — 1.6%
40,914	CMB Cie Maritime Belge SA	1,072,504
38,030	Compagnie d’Entreprises CFE	2,293,966
29,811	Mobistar SA	1,930,378
50,893	SA D’Ieteren NV	2,813,783
26,961	Umicore SA	1,301,438

	Total Belgium	9,412,069

	Brazil — 4.0%
204,400	Aliansce Shopping Centers SA	1,611,420
235,000	Autometal SA	1,917,614
480,000	Brasil Brokers Participacoes SA	2,321,754
220,000	Brazil Pharma SA *	2,071,612

See accompanying notes to the financial statements.	3

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
493,800	Cia Hering	10,915,775
526,600	Even Construtora e Incorporadora SA	2,292,442
207,000	Iochpe-Maxion SA	2,405,616

	Total Brazil	23,536,233

	Canada — 4.7%
151,340	Alamos Gold Inc	2,896,060
657,000	Canaco Resources Inc *	1,992,536
700,000	Chinook Energy Inc *	1,322,373
87,100	Corus Entertainment Inc Class B	1,810,840
113,200	Flint Energy Services Ltd *	1,266,897
475,100	Galleon Energy Inc Class A *	1,523,347
625,000	Gran Colombia Gold Corp	459,512
128,250	Gran Colombia Gold Corp *	94,292
166,300	Just Energy Group Inc	2,163,445
32,300	Karnalyte Resources Inc *	473,302
172,300	Karnalyte Resources Inc	2,524,768
349,500	NuVista Energy Ltd	2,980,011
224,800	Precision Drilling Corp *	3,135,677
763,100	RMP Energy Inc *	1,823,398
131,400	Tigray Resources Inc *	134,178
332,550	Western Energy Services Corp *	2,937,361

	Total Canada	27,537,997

	China — 0.5%
4,605,000	361 Degrees International Ltd	2,693,225

	Denmark — 1.0%
141,931	H Lundbeck A/S	3,128,300
1,527,788	Ossur hf *	2,417,122

	Total Denmark	5,545,422

	Finland — 1.3%
81,713	Amer Sports Oyj Class A	1,102,697
113,100	Elisa Oyj	2,393,050

4	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
7,065	Konecranes Oyj	192,461
479,518	Oriola-KD Oyj Class B	1,324,637
13,082	Rautaruukki Oyj	198,401
147,630	Talvivaara Mining Co Plc *	820,673
76,011	YIT Oyj	1,515,472

	Total Finland	7,547,391

	France — 4.3%
139,127	Boursorama *	1,436,193
62,591	Cap Gemini SA	2,530,860
51,711	Compagnie Generale des Etablissements Michelin-Class B	3,784,329
76,126	Faurecia	2,229,748
83,583	Legrand SA	3,310,403
32,864	Societe BIC SA	3,187,540
71,785	Sodexo	5,332,283
20,475	Virbac SA	3,444,156

	Total France	25,255,512

	Germany — 3.8%
48,332	Bauer AG	1,409,701
62,218	Cat Oil AG	464,840
720,573	Commerzbank AG *	2,129,436
38,066	Continental AG *	2,806,537
70,828	Francotyp-Postalia Holdings AG *	284,636
45,917	Gerresheimer AG	2,173,565
31,970	GSW Immobilien AG *	1,031,014
36,818	HeidelbergCement AG	1,580,331
78,172	KUKA AG *	1,672,527
100,954	NORMA Group *	1,870,763
170,000	Prime Office REIT-AG *	983,902
61,797	Rhoen-Klinikum AG	1,506,847
112,974	Tom Tailor Holding AG *	1,918,005
38,287	Wincor Nixdorf AG	2,127,847

	Total Germany	21,959,951

See accompanying notes to the financial statements.	5

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.4%
273,350	Ellaktor SA	691,252
123,121	Folli Follie Group *	1,625,949
149,095	Intralot SA	170,259

	Total Greece	2,487,460

	Hong Kong — 1.2%
7,073,900	PCCW Ltd	3,041,607
1,425,000	Yue Yuen Industrial Holdings	3,936,653

	Total Hong Kong	6,978,260

	India — 0.4%
302,200	Housing Development & Infrastructure Ltd *	681,718
277,400	Orchid Chemicals & Pharmaceuticals Ltd	1,163,338
254,100	Rolta India Ltd	558,201

	Total India	2,403,257

	Indonesia — 0.2%
4,011,000	Borneo Lumbung Energi & Metal Tbk PT *	564,819
381,500	Tambang Batubara Bukit Asam Tbk PT	876,732

	Total Indonesia	1,441,551

	Ireland — 0.8%
329,129	C&C Group Plc	1,439,280
83,494	DCC Plc	2,276,476
30,100	Kerry Group Plc Class A	1,166,416

	Total Ireland	4,882,172

	Italy — 5.5%
546,160	Astaldi SPA	3,440,072
464,323	Autogrill SPA	5,757,094
109,100	Buzzi Unicem SPA *	1,091,187
427,232	Credito Emiliano SPA	1,959,731
338,273	Fondiaria–Sai SPA-Di RISP *	422,485
335,758	Italcementi SPA-Di RISP	1,213,739
151,165	Lottomatica SPA *	2,387,191

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
820,636	Maire Tecnimont SPA	969,095
790,054	Mediaset SPA	3,056,290
488,436	Mediolanum SPA	1,831,623
797,654	Piaggio & C SPA	3,031,522
3,280,834	Prelios SPA *	1,260,409
216,256	Prysmian SPA	3,489,846
1,202,408	Saras SPA *	2,185,682

	Total Italy	32,095,966

	Japan — 23.6%
409,000	Air Water Inc	4,991,287
374,600	Alps Electric Co Ltd	3,425,649
1,485,000	Aozora Bank Ltd	3,722,668
230,300	Avex Group Holding Inc	3,088,462
211,900	Century Tokyo Leasing Corp	4,167,185
184,700	Circle K Sunkus Co Ltd	3,110,488
170,200	Cosmos Pharmaceutical Corp	8,443,471
7,856	eAccess Ltd	2,948,840
374,100	Fuji Oil Co Ltd	6,002,386
145,000	Hitachi Chemical Co Ltd	2,528,436
303,300	Hitachi Transport System Ltd	5,787,727
151,400	IRISO ELECTRONICS Co Ltd	2,623,191
256,500	Izumi Co Ltd	3,756,225
474,000	Japan Aviation Electronics Industry Ltd	3,676,877
112,140	K’s Holdings Corp	4,942,809
234,700	Keihin Corp	4,395,438
985	Kenedix Realty Investment Corp (REIT)	3,506,274
103,400	Kintetsu World Express Inc	3,139,605
147,000	Kyorin Co Ltd	2,983,011
94,640	Mitsubishi UFJ Lease & Finance Co Ltd	3,835,569
294,500	Nabtesco Corp	6,599,944
601,000	NHK Spring Co Ltd	5,687,516
309,400	Nihon Kohden Corp	8,066,360
457,000	Nissin Electric Co Ltd	3,459,598

See accompanying notes to the financial statements.	7

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
710,000	Pioneer Corp *	3,355,692
596,000	Rengo Co Ltd	4,376,235
159,000	Saizeriya Co Ltd	2,917,370
714,000	Sanken Electric Co Ltd	3,487,001
1,947,000	Shinsei Bank Ltd	2,331,350
202,900	Sumitomo Rubber Industries	2,566,596
216,000	Takata Corp	5,284,109
741,000	Tsubakimoto Chain Co	4,161,041
1,324,000	Ube Industries Ltd	4,193,282

	Total Japan	137,561,692

	Mexico — 0.9%
1,260,000	Fibra Uno Administracion SA de CV (REIT)	2,348,765
1,300,000	Genomma Lab Internacional SA Class B *	2,742,576

	Total Mexico	5,091,341

	Netherlands — 2.3%
131,030	AerCap Holdings NV *	1,455,743
74,461	Arcadis NV	1,409,154
76,222	Dockwise Ltd *	1,457,068
99,032	Imtech NV	2,870,898
50,723	Koninklijke Ten Cate NV	1,793,176
21,962	Nutreco Holding NV	1,494,265
90,472	SBM Offshore NV	1,877,820
796,486	Swedish Automobile NV *	878,586

	Total Netherlands	13,236,710

	New Zealand — 0.6%
1,056,738	Fisher & Paykel Appliances Holdings Ltd *	442,646
170,048	Pumpkin Patch Ltd	132,320
1,120,349	Sky City Entertainment Group Ltd	3,221,305

	Total New Zealand	3,796,271

8	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Norway — 1.4%
454,720	BWG Homes ASA	1,340,670
46,023	Fred Olsen Energy ASA	1,639,895
53,185	Kongsberg Gruppen ASA	1,221,607
226,826	ProSafe ASA	1,654,306
295,810	SpareBank 1 SR Bank	2,447,380

	Total Norway	8,303,858

	Philippines — 0.9%
12,352,000	Alliance Global Group Inc	3,032,715
1,061,100	Cebu Air Inc	2,047,331

	Total Philippines	5,080,046

	Russia — 0.3%
99,423	Cherkizovo Group GDR (Registered) *	1,490,051

	Singapore — 1.2%
1,710,000	Chemoil Energy Ltd *	478,555
605,000	ComfortDelgro Corp Ltd	691,070
3,725,000	First Ship Lease Trust	882,092
2,587,640	Mapletree Logistics Trust (REIT)	1,911,927
854,000	MobileOne Ltd	1,780,026
985,000	Petra Foods Ltd	1,456,033

	Total Singapore	7,199,703

	South Korea — 5.0%
142,200	CrucialTec Co Ltd *	2,332,767
10,750	Daelim Industrial Co Ltd	1,171,473
290,330	DGB Financial Group Inc *	4,218,133
42,990	Golfzon Co Ltd *	2,244,498
442,142	Kortek Corp	3,745,112
250,000	Magnachip Semiconductor Corp *	2,225,000
13,095	Mando Corp	2,304,785
27,560	Mirae Asset Securities Co Ltd	1,057,477
10,467	Nong Shim Co Ltd	2,352,192
35,140	S1 Corp	1,792,064

See accompanying notes to the financial statements.	9

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
17,730	Sindoh Co Ltd	772,110
5,600	SK Holdings Co Ltd	870,961
81,600	Tong Yang Life Insurance Co Ltd	999,682
79,520	Youngone Holding Co Ltd	3,242,248

	Total South Korea	29,328,502

	Spain — 1.2%
146,205	Banco Espanol de Credito SA	1,016,220
2,662	Construcciones y Auxiliar de Ferrocarriles SA	1,378,994
150,968	Enagas	3,163,414
33,034	Red Electrica de Espana	1,623,084

	Total Spain	7,181,712

	Sweden — 2.1%
103,561	Elekta AB Class B	3,877,858
205,781	Getinge AB Class B	5,311,416
1,994,403	Trigon Agri A/S *	2,903,370

	Total Sweden	12,092,644

	Switzerland — 3.6%
7,999	Alpiq Holding AG (Registered)	2,241,067
100,479	Aryzta AG	4,753,385
2,892	Forbo Holdings AG (Registered) *	1,439,004
10,921	Kaba Holding AG Class B (Registered)	4,148,739
29,275	Sulzer AG	3,949,814
13,617	Valora Holding AG	4,176,551

	Total Switzerland	20,708,560

	Taiwan — 0.2%
634,561	Altek Corp	736,119
434,500	Coretronic Corp	392,948

	Total Taiwan	1,129,067

10	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.5%
15,969,100	Quality Houses PCL (Foreign Registered) (a)	923,056
15,310,700	SVI PCL (Foreign Registered) (a)	2,067,813

	Total Thailand	2,990,869

	United Kingdom — 16.6%
413,554	Aquarius Platinum Ltd	1,653,724
300,650	Babcock International Group Plc	3,059,230
198,460	Berkeley Group Holdings Plc (Unit Shares) *	3,801,338
80,800	British American Tobacco Plc	3,594,927
983,386	Centaur Media Plc	630,959
186,441	Charter International Plc	2,298,539
448,757	Diploma Plc	2,294,338
432,522	Euromoney Institutional Investor Plc	4,004,963
1,288,789	F&C Asset Management Plc	1,410,952
639,006	Fenner Plc	3,804,753
764,031	Filtrona Plc	4,521,839
512,394	Great Portland Estates Plc (REIT)	2,999,913
360,310	Homeserve Plc	2,709,927
158,062	IMI Plc	2,285,663
593,308	Inchcape Plc	3,104,326
1,148,000	ITE Group Plc	3,181,972
437,347	James Fisher & Sons Plc	3,892,976
333,234	John Wood Group Plc	3,207,559
883,893	Jupiter Fund Management Plc	2,753,743
2,672,502	KCOM Group Plc	3,159,898
119,354	Kier Group Plc	2,404,910
1,683,237	Lupus Capital Plc	2,420,394
1,122,251	Metric Property Investments Plc (REIT)	1,910,444
533,783	N Brown Group	2,299,558
705,840	National Express Group Plc	2,869,511
467,000	Premier Oil Plc *	2,504,694
388,881	PZ Cussons Plc	2,223,532
575,843	Restaurant Group Plc	2,668,459
903,621	RPS Group Plc	2,925,971

See accompanying notes to the financial statements.	11

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)
		United Kingdom — continued
	1,476,527	Senior Plc	3,778,909
	142,485	Travis Perkins Plc	1,903,246
	120,664	Ultra Electronics Holdings Plc	2,912,758
	725,300	William Morrison Supermarket Plc	3,402,345
	608,229	WSP Group Plc	2,817,290
	70,000	XP Power Ltd	1,286,313

		Total United Kingdom	96,699,873

		TOTAL COMMON STOCKS (COST $529,068,298)	549,734,812

		PREFERRED STOCKS — 0.9%

		Brazil — 0.4%
	628,000	Marcopolo SA 3.80%	2,410,378

		Chile — 0.3%
	1,100,000	Coca-Cola Embonor SA Class B 3.26%	1,979,189

		South Korea — 0.2%
	38,370	Daelim Industrial Co Ltd 0.57%	930,980

		TOTAL PREFERRED STOCKS (COST $4,655,608)	5,320,547

		DEBT OBLIGATIONS — 0.3%

		United Kingdom — 0.3%
GBP	1,000,000	Eland Oil & Gas Ltd, 5.00% , due 10/15/11 (a) (b)	1,623,300

		TOTAL DEBT OBLIGATIONS (COST $1,632,400)	1,623,300

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%
	312,500	Gran Colombia Gold Corp Warrants, Expires 08/24/15 *	71,799

		TOTAL RIGHTS/WARRANTS (COST $114,573)	71,799

12	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.1%

		Time Deposits — 4.1%
USD	4,000,000	Bank of America (Charlotte) Time Deposit, 0.03%, due 09/01/11	4,000,000
JPY	5,009,788	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	65,432
SGD	38,763	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	32,187
USD	7,689,904	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/11	7,689,904
CAD	19,975	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	20,397
NZD	63	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/01/11	54
AUD	70,049	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	74,879
EUR	2,778,067	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	3,990,693
USD	4,000,000	HSBC Bank (New York) Time Deposit, 0.03%, due 09/01/11	4,000,000
USD	654,219	JPMorgan Chase (New York) Time Deposit, 0.03%, due 09/01/11	654,219
GBP	1,209,314	JPMorgan Chase (New York) Time Deposit, 0.11%, due 09/01/11	1,963,080
EUR	956,193	JPMorgan Chase (New York) Time Deposit, 0.13%, due 09/01/11	1,373,572

		TOTAL SHORT-TERM INVESTMENTS (COST $23,864,417)	23,864,417

		TOTAL INVESTMENTS — 99.6% (Cost $559,335,296)	580,614,875
		Other Assets and Liabilities (net) — 0.4%	2,056,153

		TOTAL NET ASSETS — 100.0%	$582,671,028

Additional information on each restricted security is as follows:

			Value as a
			Percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer Description	Date	Cost	Net Assets	August 31, 2011

Eland Oil & Gas Ltd, 5.00%, due 10/15/11	3/7/2011	$1,632,400	0.28%	$1,623,300

Notes to Schedule of Investments:

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt

See accompanying notes to the financial statements.	13

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	The security is restricted as to resale.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar
SGD - Singapore Dollar
USD - United States Dollar

14	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $559,335,296) (Note 2)	$580,614,875
Foreign currency, at value (cost $59,254) (Note 2)	41,975
Receivable for investments sold	2,690,717
Dividends and interest receivable	582,180
Foreign taxes receivable	126,090
Receivable for expenses reimbursed by Manager (Note 5)	47,963
Miscellaneous receivable	14,863

Total assets	584,118,663

Liabilities:
Payable for investments purchased	767,442
Payable to affiliate for (Note 5):
Management fee	340,442
Shareholder service fee	62,655
Trustees and Trust Officers or agents unaffiliated with the Manager	333
Payable for foreign currency purchased	222
Miscellaneous payable	3,008
Accrued expenses	273,533

Total liabilities	1,447,635

Net assets	$582,671,028

Net assets consist of:
Paid-in capital	$577,465,724
Accumulated undistributed net investment income	2,072,183
Accumulated net realized loss	(18,169,945)
Net unrealized appreciation	21,303,066

$582,671,028

Net assets attributable to:
Class III shares	$335,837,706

Class IV shares	$246,833,322

Shares outstanding:
Class III	26,033,934

Class IV	19,145,384

Net asset value per share:
Class III	$12.90

Class IV	$12.89

See accompanying notes to the financial statements.	15

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $776,427)	$7,926,504
Interest	113,375

Total investment income	8,039,879

Expenses:
Management fee (Note 5)	2,004,689
Shareholder service fee – Class III (Note 5)	304,110
Shareholder service fee – Class IV (Note 5)	83,644
Custodian and fund accounting agent fees	209,116
Audit and tax fees	46,184
Transfer agent fees	20,516
Legal fees	9,568
Trustees fees and related expenses (Note 5)	4,020
Registration fees	920
Miscellaneous	17,770

Total expenses	2,700,537
Fees and expenses reimbursed by Manager (Note 5)	(295,596)

Net expenses	2,404,941

Net investment income (loss)	5,634,938

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $318) (Note 2)	18,468,126
Foreign currency, forward contracts and foreign currency related transactions (net of foreign transaction taxes of $99,794) (Note 2)	24,224

Net realized gain (loss)	18,492,350

Change in net unrealized appreciation (depreciation) on:
Investments	(81,970,549)
Foreign currency, forward contracts and foreign currency related transactions	(118,029)

Net unrealized gain (loss)	(82,088,578)

Net realized and unrealized gain (loss)	(63,596,228)

Net increase (decrease) in net assets resulting from operations	$(57,961,290)

16	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,634,938	$5,280,973
Net realized gain (loss)	18,492,350	49,854,200
Change in net unrealized appreciation (depreciation)	(82,088,578)	80,423,629

Net increase (decrease) in net assets from operations	(57,961,290)	135,558,802

Distributions to shareholders from:
Net investment income
Class III	(2,626,736)	(3,312,648)
Class IV	(782,810)	(1,689,129)

Total distributions from net investment income	(3,409,546)	(5,001,777)

Net share transactions (Note 9):
Class III	(26,504,416)	14,717,938
Class IV	124,690,000	22,787,951

Increase (decrease) in net assets resulting from net share transactions	98,185,584	37,505,889

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	76,583	362,249
Class IV	771	277,572

Increase in net assets resulting from purchase premiums and redemption fees	77,354	639,821

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	98,262,938	38,145,710

Total increase (decrease) in net assets	36,892,102	168,702,735

Net assets:
Beginning of period	545,778,926	377,076,191

End of period (including accumulated undistributed net investment income of $2,072,183 and distributions in excess of net investment income of $153,209, respectively)	$582,671,028	$545,778,926

See accompanying notes to the financial statements.	17

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$14.22		$10.74		$6.41		$14.63		$18.38		$17.98

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.14		0.13		0.30		0.31		0.28
Net realized and unrealized gain (loss)	(1.38)		3.47		4.32		(7.43)		(0.36)		4.51

Total from investment operations	(1.24)		3.61		4.45		(7.13)		(0.05)		4.79

Less distributions to shareholders:
From net investment income	(0.08)		(0.13)		(0.12)		(0.27)		(0.41)		(0.44)
From net realized gains	—		—		—		(0.81)		(3.29)		(3.95)
Return of capital	—		—		—		(0.01)		—		—

Total distributions	(0.08)		(0.13)		(0.12)		(1.09)		(3.70)		(4.39)

Net asset value, end of period	$12.90		$14.22		$10.74		$6.41		$14.63		$18.38

Total Return(a)	(8.79	)%**	33.67%		69.44%		(51.33)%		(1.96)%		29.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$335,838		$398,648		$292,852		$185,298		$338,804		$375,565
Net expenses to average daily net assets	0.85	%(b)*	0.85	%(b)	0.86	%(b)	0.85	%(c)	0.86	%(c)	0.86%
Net investment income (loss) to average daily net assets	2.01	%*	1.15%		1.40%		2.59%		1.69%		1.53%
Portfolio turnover rate	26	%**	61%		78%		42%		42%		37%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.14%		0.14%		0.11%		0.09%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(d)	$0.01		$0.02		$0.00	(d)	—		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

					Period from		Period from
	Six Months				August 12, 2009		March 1, 2009
	Ended		Year Ended		through		through
	August 31, 2011		February 28,		February 28,		March 16,		Year Ended February 28/29,
	(Unaudited)		2011		2010(a)		2009(a)		2009		2008		2007

Net asset value, beginning of period	$14.20		$10.73		$9.84		$6.42		$14.64		$18.39		$17.99

Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.13		0.02		0.01		0.33		0.31		0.28
Net realized and unrealized gain (loss)	(1.36)		3.47		1.00		0.01		(7.46)		(0.35)		4.52

Total from investment operations	(1.23)		3.60		1.02		0.02		(7.13)		(0.04)		4.80

Less distributions to shareholders:
From net investment income	(0.08)		(0.13)		(0.13)		—		(0.27)		(0.42)		(0.45)
From net realized gains	—		—		—		—		(0.81)		(3.29)		(3.95)
Return of capital	—		—		—		—		(0.01)		—		—

Total distributions	(0.08)		(0.13)		(0.13)		—		(1.09)		(3.71)		(4.40)

Net asset value, end of period	$12.89		$14.20		$10.73		$6.44		$6.42		$14.64		$18.39

Total Return(b)	(8.73	)%**	33.67%		10.33	%**	0.31	%**	(51.29)%		(1.91)%		30.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,833		$147,131		$84,225		$144,101		$143,564		$666,991		$740,872
Net expenses to average daily net assets	0.80	%(c)*	0.80	%(c)	0.81	%(c)*	0.81	%(c)*	0.80	%(d)	0.81	%(d)	0.81%
Net investment income (loss) to average daily net assets	1.87	%*	1.07%		0.35	%*	3.28	%*	2.74%		1.70%		1.54%
Portfolio turnover rate	26	%**	61%		78	%††	40	%†††	42%		42%		37%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.14%		0.08	%*	0.22	%*	0.11%		0.09%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.02		$0.00	(e)	$0.00	(e)	$0.00	(e)	—		—

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distribution. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Foreign Small Companies Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index. The Fund typically makes equity investments directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in companies tied economically to countries other than the U.S. whose outstanding publicly traded equities are in the lowest 25% of available market capitalization (float) in a particular country (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of available market capitalization (float) of the S&P Broad Market Index in each country.

The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund normally does not take temporary defensive positions but may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund takes temporary defensive positions or holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments (excluding investments in companies tied economically to emerging countries included in the Fund’s benchmark) generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”)

20

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

As of August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder servicing fee.

The Fund currently limits subscriptions due to capacity considerations.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.8% of net assets. The Fund classifies such securities (as defined below) as Level 3. See Note 4 for a further discussion on valuation of derivative financial instruments.

21

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	81.6%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

22

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments including the following: Certain of the Fund’s securities in Thailand were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations. The Fund valued one private placement security at cost, which approximates its fair value.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$21,403,765	$—	$21,403,765
Austria	—	2,663,682	—	2,663,682
Belgium	—	9,412,069	—	9,412,069
Brazil	23,536,233	—	—	23,536,233
Canada	27,403,819	134,178	—	27,537,997
China	—	2,693,225	—	2,693,225
Denmark	—	5,545,422	—	5,545,422
Finland	—	7,547,391	—	7,547,391
France	2,229,748	23,025,764	—	25,255,512
Germany	3,885,679	18,074,272	—	21,959,951
Greece	—	2,487,460	—	2,487,460
Hong Kong	—	6,978,260	—	6,978,260
India	—	2,403,257	—	2,403,257
Indonesia	—	1,441,551	—	1,441,551
Ireland	—	4,882,172	—	4,882,172
Italy	—	32,095,966	—	32,095,966
Japan	—	137,561,692	—	137,561,692
Mexico	5,091,341	—	—	5,091,341
Netherlands	1,455,743	11,780,967	—	13,236,710
New Zealand	—	3,796,271	—	3,796,271
Norway	—	8,303,858	—	8,303,858
Philippines	—	5,080,046	—	5,080,046
Russia	—	1,490,051	—	1,490,051
Singapore	—	7,199,703	—	7,199,703
South Korea	8,687,631	20,640,871	—	29,328,502
Spain	—	7,181,712	—	7,181,712

23

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Sweden	$—	$12,092,644	$—	$12,092,644
Switzerland	—	20,708,560	—	20,708,560
Taiwan	—	1,129,067	—	1,129,067
Thailand	—	—	2,990,869	2,990,869
United Kingdom	—	96,699,873	—	96,699,873

TOTAL COMMON STOCKS	72,290,194	474,453,749	2,990,869	549,734,812

Preferred Stocks
Brazil	2,410,378	—	—	2,410,378
Chile	1,979,189	—	—	1,979,189
South Korea	—	930,980	—	930,980

TOTAL PREFERRED STOCKS	4,389,567	930,980	—	5,320,547

Debt Obligations
United Kingdom	—	—	1,623,300	1,623,300

TOTAL DEBT OBLIGATIONS	—	—	1,623,300	1,623,300

Rights and Warrants
Canada	—	71,799	—	71,799

TOTAL RIGHTS AND WARRANTS	—	71,799	—	71,799

Short-Term Investments	23,864,417	—	—	23,864,417

Total Investments	100,544,178	475,456,528	4,614,169	580,614,875

Total	$100,544,178	$475,456,528	$4,614,169	$580,614,875

The aggregate net value of the Fund’s direct investments in securities using Level 3 inputs was 0.8% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

24

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Still Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	level 3*	level 3*	2011	2011
Common Stocks
Thailand	$921,051	$2,468,778.00	$—	$—	$—	$(398,960)	$—	$—	$2,990,869	$(398,960)
United Kingdom	—	1,632,400	—	—	—	(9,100)	—	—	1,623,300	(9,100)

Total	$921,051	$4,101,178	$—	$—	$—	$(408,060)	$—	$—	$4,614,169	$(408,060)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transfers out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

25

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(34,211,796)
February 28, 2019	(1,656,694)

Total	$(35,868,490)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

26

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$563,035,214	$71,358,844	$(53,779,183)	$17,579,661

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative

27

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund (and are allocated pro rata among the classes) to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption, by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that

28

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

29

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

30

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the

31

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

32

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in

33

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains

34

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon

35

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use

36

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants as a result of corporate actions. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$71,799	$—	$71,799

Total	$—	$—	$—	$71,799	$—	$71,799

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$(483,875)	$—	$(483,875)

Total	$—	$—	$—	$(483,875)	$—	$(483,875)

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$(185,419)	$—	$(185,419)

Total	$—	$—	$—	$(185,419)	$—	$(185,419)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

37

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The volume of derivative activity, based on absolute values (rights and/or warrants), outstanding at each month-end, was as follows for the period ended August 31, 2011:

Rights
and/or
Warrants

Average amount outstanding	$272,986

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.70% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $4,020 and $1,946, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

38

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $148,213,041 and $146,527,297, respectively.

Cost of purchases of securities for in-kind transactions for the period ended August 31, 2011 were $89,229,982.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 78.17% of the outstanding shares of the Fund were held by five shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.05% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers, and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

39

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	6,897,596	$99,946,150	4,611,478	$59,311,867
Shares issued to shareholders in reinvestment of distributions	182,819	2,552,156	240,580	3,187,692
Shares repurchased	(9,085,623)	(129,002,722)	(4,089,097)	(47,781,621)
Purchase premiums	—	53,850	—	126,785
Redemption fees	—	22,733	—	235,464

Net increase (decrease)	(2,005,208)	$(26,427,833)	762,961	$15,080,187

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	8,771,306	$124,464,883	4,856,910	$55,916,512
Shares issued to shareholders in reinvestment of distributions	26,561	370,524	72,672	962,175
Shares repurchased	(10,794)	(145,407)	(2,422,931)	(34,090,736)
Purchase premiums	—	44	—	277,526
Redemption fees	—	727	—	46

Net increase (decrease)	8,787,073	$124,690,771	2,506,651	$23,065,523

40

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

41

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

42

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

43

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

44

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.85%	$1,000.00	$912.10	$4.09
2) Hypothetical	0.85%	$1,000.00	$1,020.86	$4.32

Class IV

1) Actual	0.80%	$1,000.00	$912.70	$3.85
2) Hypothetical	0.80%	$1,000.00	$1,021.11	$4.06

*	Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

45

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	67.0%
Debt Obligations	17.3
Short-Term Investments	13.2
Preferred Stocks	1.7
Options Purchased	0.2
Investment Funds	0.1
Loan Participations	0.1
Swap Agreements	0.0	∧
Loan Assignments	0.0	∧
Promissory Notes	0.0	∧
Rights/Warrants	0.0	∧
Forward Currency Contracts	(0.0	)∧
Written Options	(0.1)
Futures Contracts	(0.1)
Reverse Repurchase Agreements	(0.7)
Other	1.3

	100.0%

Country / Region Summary**	% of Investments
United States	41.6%
Emerging***	16.8
Japan	11.0
Australia	7.9
United Kingdom	7.1
France	3.4
Germany	2.5
Switzerland	1.6
Italy	1.5
New Zealand	1.1
Netherlands	1.0
Spain	0.8
Singapore	0.6
Canada	0.5
Hong Kong	0.5
Sweden	0.5
Belgium	0.4
Denmark	0.3
Austria	0.2

1

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country / Region Summary**	% of Investments
Finland	0.2%
Ireland	0.2
Greece	0.1
Israel	0.1
Norway	0.1
Portugal	0.0 ∧

100.0%

∧	Rounds to 0.0%.
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Egypt, Hungary, India, Indonesia Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.

2

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 98.8%

	Affiliated Issuers — 98.8%
20,222,302	GMO Alpha Only Fund, Class IV	500,501,982
4,042,109	GMO Asset Allocation Bond Fund, Class VI	98,991,248
23,792,758	GMO Domestic Bond Fund, Class VI	79,705,740
1,655,962	GMO Emerging Country Debt Fund, Class IV	16,062,830
32,054,183	GMO Emerging Markets Fund, Class VI	412,216,796
6,833,467	GMO Flexible Equities Fund, Class VI	122,455,735
11,581,320	GMO International Core Equity Fund, Class VI	319,876,065
7,226,068	GMO International Growth Equity Fund, Class IV	162,441,998
7,870,997	GMO International Intrinsic Value Fund, Class IV	160,647,041
41,425,168	GMO Quality Fund, Class VI	868,685,781
357,005	GMO Short-Duration Investment Fund, Class III	2,963,139
4,723,559	GMO Special Situations Fund, Class VI	127,110,978
23,771,633	GMO Strategic Fixed Income Fund, Class VI	395,322,261
1,018,558	GMO World Opportunity Overlay Fund	23,335,169

	TOTAL MUTUAL FUNDS (COST $3,008,021,601)	3,290,316,763

	DEBT OBLIGATIONS — 1.2%

	Asset-Backed Securities — 1.2%
	ABS Collateralized Debt Obligations — 0.0%
500,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, 3 mo. LIBOR + .65%, 0.90%, due 10/20/44	—

	Airlines — 0.0%
514,790	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	280,561

	Auto Financing — 0.1%
192,254	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.56%, due 07/15/14	193,066
800,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.86%, due 08/15/13	805,656
543,539	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	549,083

See accompanying notes to the financial statements.	3

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
465,890	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.06%, due 11/10/14	467,982
872,278	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.21%, due 03/15/13	877,799
108,294	Franklin Auto Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.16%, due 05/20/16	108,565
329,763	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.36%, due 03/20/14	331,269

	Total Auto Financing	3,333,420

	Business Loans — 0.1%
171,216	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .14%, 0.43%, due 08/16/19	166,935
77,551	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.58%, due 04/25/34	63,592
56,327	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.59%, due 01/25/35	46,189
280,944	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	196,661
247,200	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.46%, due 07/25/37	181,692
971,479	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.52%, due 12/25/37	806,328
75,633	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	69,582
121,785	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	108,997
206,227	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/25/30	164,982
162,079	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 09/25/30	131,284
467,076	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.07%, due 10/25/37	373,661

	Total Business Loans	2,309,903

4	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	CMBS — 0.2%
442,659	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	424,953
1,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	979,000
302,089	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	302,089
416,614	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	416,614
515,383	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	523,114
198,851	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .39%, 1.14%, due 03/06/20	196,862
300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .57%, 1.32%, due 03/06/20	295,500
208,138	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.06%, due 04/15/45	208,326
620,307	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.81%, due 05/12/39	641,087
303,283	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.86%, due 10/15/42	309,349
536,653	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.30%, due 09/15/21	509,821

	Total CMBS	4,806,715

	CMBS Collateralized Debt Obligations — 0.0%
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.10%, due 11/23/52	4,998
313,457	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	304,053
198,992	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.54%, due 08/26/30	180,088
791,305	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.55%, due 05/25/46	581,609

	Total CMBS Collateralized Debt Obligations	1,070,748

	Corporate Collateralized Debt Obligations — 0.0%
1,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.54%, due 06/20/13	899,600

	Credit Cards — 0.1%
1,100,000	Cabela’s Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.21%, due 09/15/14	1,101,188

See accompanying notes to the financial statements.	5

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
1,300,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.46%, due 09/15/17	1,302,951
400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	396,312

	Total Credit Cards	2,800,451

	Equipment Leases — 0.0%
178,156	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.16%, due 08/15/14	178,743

	Insured Auto Financing — 0.1%
260,245	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.25%, due 10/06/13	259,542
212,485	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, 1 mo. LIBOR + .05%, 0.26%, due 12/06/13	211,559
271,595	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.01%, due 06/06/14	271,378
495,642	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.71%, due 03/08/16	493,461
1,481,198	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.41%, due 07/14/14	1,491,255

	Total Insured Auto Financing	2,727,195

	Insured Business Loans — 0.0%
253,525	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.66%, due 10/25/30	185,073

	Insured High Yield Collateralized Debt Obligations § — 0.0%
53,479	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, 3 mo. LIBOR + .46%, 0.71%, due 12/16/15	52,944

	Insured Other — 0.1%
1,500,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	1,507,500
614,832	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	564,420

6	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — continued
611,048	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	562,785
368,525	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.50%, due 01/05/14	316,931
100,000	Toll Road Investment Part II, Series B, 144A, NPGC, Zero Coupon, due 02/15/30	14,500
900,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	63,000

	Total Insured Other	3,029,136

	Insured Residential Asset-Backed Securities (United States) ◆ — 0.0%
72,355	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.64%, due 07/25/34	60,055
88,115	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.60%, due 12/25/33	75,338
24,222	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.55%, due 03/25/34	19,861
383,607	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.44%, due 11/25/35	276,197

	Total Insured Residential Asset-Backed Securities (United States)	431,451

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
13,310	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.56%, due 10/25/34	8,851
35,668	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.55%, due 01/25/35	24,968
287,314	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	180,376
184,323	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.45%, due 10/25/34	144,546
9,025	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.68%, due 07/25/29	5,956
12,204	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.77%, due 08/15/30	7,613
20,251	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.66%, due 06/25/34	11,381

See accompanying notes to the financial statements.	7

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — continued
5,651	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.51%, due 12/25/32	1,752
138,567	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.41%, due 11/25/35	119,916

	Total Insured Residential Mortgage-Backed Securities (United States)	505,359

	Insured Time Share — 0.0%
71,870	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 05/20/18	70,721
93,569	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.36%, due 03/20/19	90,645
270,277	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	265,153

	Total Insured Time Share	426,519

	Insured Transportation — 0.0%
106,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.51%, due 04/17/19	103,867

	Residential Asset-Backed Securities (United States) ◆ — 0.3%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.61%, due 01/25/35	29,021
86,232	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.36%, due 02/25/36	18,971
206,858	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.40%, due 03/25/36	170,916
73,783	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.32%, due 08/25/36	67,972
700,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.40%, due 10/25/36	210,000
258,152	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.32%, due 07/25/36	239,113
191,355	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 05/25/36	97,591
92,067	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.31%, due 06/25/36	83,378

8	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
400,000	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 04/25/36	230,000
117,490	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 09/25/35	22,029
260,606	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 06/25/36	32,576
333,520	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.39%, due 06/25/36	44,191
142,399	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.31%, due 01/25/37	39,872
127,895	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.29%, due 11/25/36	46,042
368,333	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.42%, due 05/25/37	18,417
130,475	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.26%, due 05/25/34	115,593
1,370,469	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	406,002
258,180	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.33%, due 09/25/36	80,681
347,256	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.41%, due 03/25/36	108,518
260,436	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	77,398
298,134	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.37%, due 10/25/36	168,446
562,686	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.44%, due 05/25/37	437,432
223,393	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.22%, due 05/28/39	77,629
223,393	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.52%, due 05/28/39	72,044
304,394	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.22%, due 02/28/40	178,071
126,444	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.33%, due 11/25/36	88,966

See accompanying notes to the financial statements.	9

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
300,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.42%, due 11/25/36	46,290
78,213	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.54%, due 02/25/37	18,826
41,043	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.34%, due 02/25/37	40,173
1,300,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.42%, due 02/25/37	822,250
359,284	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.38%, due 06/25/36	274,853
6,395	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.76%, due 04/25/33	5,372
3,297	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.63%, due 10/25/34	3,066
400,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 12/25/36	132,000
1,000,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.36%, due 02/25/37	782,500
48,148	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.30%, due 03/25/37	46,506
17,934	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.52%, due 04/25/34	13,630
402,814	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 04/25/36	248,738
128,140	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.41%, due 05/25/36	77,144
49,518	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.32%, due 08/25/36	19,374
577,740	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 08/25/36	187,766
112,009	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	97,973
101,931	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	90,687
291,898	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.37%, due 01/20/36	259,151

10	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
923,129	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.34%, due 12/25/36	328,818
68,738	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.47%, due 10/25/35	65,301
81,488	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, 1 mo. LIBOR + .13%, 0.35%, due 10/25/36	78,025
566,369	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.37%, due 03/25/36	260,530
400,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	124,000
733,143	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 08/25/36	205,280
500,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.38%, due 10/25/36	165,000
197,883	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 03/25/36	23,746
160,133	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.34%, due 02/25/37	75,263
79,959	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.62%, due 08/25/34	61,169
1,000,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.45%, due 02/25/37	265,000
155,415	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 04/25/37	134,434
293,567	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 11/25/36	87,336
195,931	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.48%, due 12/25/35	117,069
194,719	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.41%, due 09/25/45	163,077
55,449	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.51%, due 10/25/33	50,293
165,473	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.47%, due 01/25/36	140,652
28,035	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.33%, due 04/25/37	27,791

See accompanying notes to the financial statements.	11

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.76%, due 03/25/35	6,175
22,275	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.38%, due 03/25/36	19,602
17,880	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.51%, due 10/25/36	17,120
37,697	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.48%, due 10/25/35	35,303
34,054	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.34%, due 01/25/37	32,505
500,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/37	227,500
163,521	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.42%, due 01/25/36	120,024
96,842	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.51%, due 11/25/35	76,505
507,049	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.62%, due 06/25/37	30,423

	Total Residential Asset-Backed Securities (United States)	9,265,109

	Residential Mortgage-Backed Securities (Australian) — 0.1%
182,890	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.31%, due 07/20/38	178,718
290,454	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.31%, due 04/19/38	280,750
62,667	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.75%, due 09/27/35	58,453
473,263	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.65%, due 03/14/36	436,443
41,468	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.65%, due 12/08/36	37,736
60,850	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.62%, due 05/27/38	56,321
34,060	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.35%, due 05/10/36	32,971
218,593	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.30%, due 06/14/37	209,139
227,117	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.32%, due 10/20/37	220,037

12	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
281,810	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.37%, due 02/21/38	268,340
298,398	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.31%, due 06/12/40	283,434
34,443	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.53%, due 03/09/36	33,507
31,290	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.39%, due 01/12/37	30,615
217,368	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.35%, due 05/21/38	210,251

	Total Residential Mortgage-Backed Securities (Australian)	2,336,715

	Residential Mortgage-Backed Securities (European) — 0.1%
362,378	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.36%, due 09/20/66	297,150
811,091	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 01/13/39	746,203
125,474	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.29%, due 12/20/54	118,071
66,204	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .14%, 0.39%, due 09/20/44	62,894
297,222	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.31%, due 12/10/43	269,729
84,292	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.53%, due 12/21/37	79,656
195,811	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.71%, due 05/15/34	170,884
308,773	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.51%, due 11/15/38	231,144
216,562	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 09/15/39	182,865
1,000,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.36%, due 07/15/33	986,600
200,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.33%, due 10/15/33	198,980

	Total Residential Mortgage-Backed Securities (European)	3,344,176

See accompanying notes to the financial statements.	13

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Mortgage-Backed Securities (United States) — 0.0%
21,387	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.52%, due 08/25/35	14,757
74,776	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/26/34	62,064

	Total Residential Mortgage-Backed Securities (United States)	76,821

	Student Loans — 0.0%
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.50%, due 01/25/24	698,775
29,636	Goal Capital Funding Trust, Series 07-1, Class A1, 3 mo. LIBOR + .02%, 0.27%, due 06/25/21	29,598
80,696	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.36%, due 08/25/23	79,566
400,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.33%, due 12/23/19	393,744
120,709	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.28%, due 09/15/22	120,106

	Total Student Loans	1,321,789

	Time Share — 0.0%
106,922	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.21%, due 02/20/20	110,297

	Total Asset-Backed Securities	39,596,592

	Corporate Debt — 0.0%
598,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	625,272

	U.S. Government Agency — 0.0%
100,900	Agency for International Development Floater (Support of C.A.B.E.I.), 6 mo. U.S. Treasury Bill + .40%, 0.44%, due 10/01/12 (a)	100,235
35,247	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.05%, due 10/01/11 (a)	35,200
503,094	Agency for International Development Floater (Support of Jamaica), 6 mo. U.S. Treasury Bill + 0.75%, 0.80%, due 03/30/19 (a)	488,483
44,927	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.40%, due 05/01/14 (a)	44,187

14	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) /
Shares	Description	Value ($)
	U.S. Government Agency — continued
100,001	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.05%, due 01/01/12 (a)	99,481

	Total U.S. Government Agency	767,586

	TOTAL DEBT OBLIGATIONS (COST $39,467,342)	40,989,450

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
52,407	State Street Institutional U.S. Government Money Market Fund-Institutional Class, 0.00% (b)	52,407

	TOTAL SHORT-TERM INVESTMENTS (COST $52,407)	52,407

	TOTAL INVESTMENTS — 100.0% (Cost $3,047,541,350)	3,331,358,620
	Other Assets and Liabilities (net) — 0.00%	285,834

	TOTAL NET ASSETS — 100.0%	$3,331,644,454

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
C.A.B.E.I. - Central American Bank for Economic Integration
CDO - Collateralized Debt Obligation
CMBS - Commercial Mortgage Backed Security
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN - Medium Term Note
NPGC - Insured to the payment orf principal and interest by National Public Guarantee Corp.
RMBS - Residential Mortgage Backed Security
XL - Insured as to the payment of principal and interest by XL Capital Assurance.

See accompanying notes to the financial statements.	15

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

§	These securities were categorized as “high yield” as a result of being rated below investment grade at issuance (Note 3).
◆	These securities are primarily backed by subprime mortgages.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.0%

16	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $39,519,749) (Note 2)	$41,041,857
Investments in affiliated issuers, at value (cost $3,008,021,601) (Notes 2 and 10)	3,290,316,763
Receivable for investments sold	34,530,222
Interest receivable	40,878
Receivable for expenses reimbursed by Manager (Note 5)	23,901
Miscellaneous receivable	5,176

Total assets	3,365,958,797

Liabilities:
Payable for Fund shares repurchased	34,113,451
Payable to affiliate for (Note 5)
Trustees and Trust Officers or agents unaffiliated with the Manager	9,713
Accrued expenses	191,179

Total liabilities	34,314,343

Net assets	$3,331,644,454

Net assets consist of:
Paid-in capital	$3,632,197,744
Accumulated undistributed net investment income	21,733,768
Accumulated net realized loss	(606,104,328)
Net unrealized appreciation	283,817,270

$3,331,644,454

Net assets attributable to:
Class III shares	$3,331,644,454

Shares outstanding:
Class III	325,869,613

Net asset value per share:
Class III	$10.22

See accompanying notes to the financial statements.	17

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$19,812,762
Interest	2,075,676
Dividends from unaffiliated issuers	8

Total investment income	21,888,446

Expenses:
Legal fees	60,536
Audit and tax fees	32,568
Trustees fees and related expenses (Note 5)	31,604
Custodian, fund accounting agent and transfer agent fees	30,728
Trust Officers or agents unaffiliated with the Manager (Note 5)	9,327
Registration fees	3,864
Miscellaneous	17,921

Total expenses	186,548
Fees and expenses reimbursed by Manager (Note 5)	(142,876)
Expense reductions (Note 2)	(2,172)

Net expenses	41,500

Net investment income (loss)	21,846,946

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,944,238
Investments in affiliated issuers	29,641,616
Realized gains distributions from affiliated issuers (Note 10)	36,139,695
Foreign currency, forward contracts and foreign currency related transactions	(4,584)

Net realized gain (loss)	67,720,965

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,726,336)
Investments in affiliated issuers	(80,002,396)

Net unrealized gain (loss)	(83,728,732)

Net realized and unrealized gain (loss)	(16,007,767)

Net increase (decrease) in net assets resulting from operations	$5,839,179

18	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$21,846,946	$56,614,588
Net realized gain (loss)	67,720,965	(123,864,237)
Change in net unrealized appreciation (depreciation)	(83,728,732)	434,768,786

Net increase (decrease) in net assets from operations	5,839,179	367,519,137

Distributions to shareholders from:
Net investment income
Class III	(793,185)	(63,193,309)

Net share transactions (Note 9):
Class III	(131,511,150)	48,282,089
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	406,375	802,582

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(131,104,775)	49,084,671

Total increase (decrease) in net assets	(126,058,781)	353,410,499

Net assets:
Beginning of period	3,457,703,235	3,104,292,736

End of period (including accumulated undistributed net investment income of $21,733,768 and $680,007, respectively)	$3,331,644,454	$3,457,703,235

See accompanying notes to the financial statements.	19

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31,
	2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.22		$9.30		$7.28		$11.37		$12.01		$11.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.17		0.27		0.87		0.48		0.39
Net realized and unrealized gain (loss)	(0.06)		0.94		2.10		(3.43)		0.05		0.66

Total from investment operations	—		1.11		2.37		(2.56)		0.53		1.05

Less distributions to shareholders:
From net investment income	0.00	(b)	(0.19)		(0.35)		(1.04)		(0.53)		(0.43)
From net realized gains	—		—		—		(0.49)		(0.64)		(0.37)

Total distributions	—		(0.19)		(0.35)		(1.53)		(1.17)		(0.80)

Net asset value, end of period	$10.22		$10.22		$9.30		$7.28		$11.37		$12.01

Total Return(c)	0.02	%**	11.98%		32.60%		(24.30)%		4.10%		9.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,331,644		$3,457,703		$3,104,293		$2,432,987		$3,364,855		$3,079,164
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%
Net investment income (loss) to average daily net assets	1.24	%*	1.73%		3.00%		8.81%		3.89%		3.28%
Portfolio turnover rate	20	%**	32%		29%		44%		76%		23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Distributions from net income were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Global Balanced Asset Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

Effective September, 15, 2011, the Fund changed its name to GMO Global Asset Allocation Fund and eliminated its policy to invest at least 25% of its assets in fixed income investments and at least 25% of its assets in equity investments. See Note 11 “Subsequent events” for more information. The information below is for the period prior to September 15, 2011.

The Fund seeks total return greater than that of its benchmark, the GMO Global Balanced Index. The GMO Global Balanced Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI All Country World Index (“ACWI”) Index and (ii) the Barclays Capital U.S. Aggregate Index in the following proportions: 65% MSCI ACWI Index and 35% Barclays Capital U.S. Aggregate Index. The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund (GMO Funds in which the Funds invests are collectively referred to as “underlying funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager, however, intends to invest at least 25% of the Fund’s assets in fixed income investments and at least 25% in equity investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

21

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or at gmo.com. As of August 31, 2011, shares of GMO Alternative Asset Opportunity Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.8% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on

22

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund, either directly or through investments in the underlying funds that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	39.7%

Futures Contracts	(0.2)%

Swap Agreements	0.5%

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 1.0% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

23

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR Rate.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$3,290,316,763	$—	$—	$3,290,316,763
Debt Obligations
Asset-Backed Securities	—	6,098,769	33,497,823	39,596,592
Corporate Debt	—	625,272	—	625,272
U.S. Government Agency	—	—	767,586	767,586

TOTAL DEBT OBLIGATIONS	—	6,724,041	34,265,409	40,989,450

Short-Term Investments	52,407	—	—	52,407

Total Investments	3,290,369,170	6,724,041	34,265,409	3,331,358,620

Total	$3,290,369,170	$6,724,041	$34,265,409	$3,331,358,620

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 6.9% and (0.0)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

24

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Still Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Debt Obligations
Asset backed Securities	$44,061,730	$—	$(9,573,565)	$400,155	$1,477,626	$(2,868,123)	$—	$—	$33,497,823	$(2,375,998)
U.S. Government Agency	$971,897	$—	$(204,812)	$335	$4,339	$(4,173)	$—	$—	$767,586	$(4,173)

Total Debt Obligations	$45,033,627	$—	$(9,778,377)	$400,490	$1,481,965	$(2,872,296)	$—	$—	$34,265,409	$(2,380,171)

Total	$45,033,627	$—	$(9,778,377)	$400,490	$1,481,965	$(2,872,296)	$—	$—	$34,265,409	$(2,380,171)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

25

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(293,447,811)
February 28, 2019	(45,265,045)

Total	$(338,712,856)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$3,359,082,904	$—	$(27,724,284)	$(27,724,284)

26

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

27

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchases and redemptions of Fund shares
Prior to June 30, 2011, the premium on cash purchases and the fee on cash redemptions of Fund Shares were each 0.09% of the amount invested or redeemed. Effective June 30, 2011, the premium on cash purchases and the fee on cash redemptions were each 0.10% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption, by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee or modify or eliminate an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related

28

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

29

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small-and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

30

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make

31

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

32

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $31,604 and $12,068, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.421%	0.064%	0.002%	0.487%

33

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $704,504,345 and $752,321,127, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, no shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.13% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	22,471,540	$231,255,354	64,149,232	$626,351,461
Shares issued to shareholders in reinvestment of distributions	64,968	687,364	5,410,463	53,853,799
Shares repurchased	(35,079,881)	(363,453,868)	(64,763,129)	(631,923,171)
Purchase premiums	—	191,372	—	519,281
Redemption fees	—	215,003	—	283,301

Net increase (decrease)	(12,543,373)	$(131,104,775)	4,796,566	$49,084,671

34

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Return of	Value, end
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	of period

GMO Alpha Only Fund, Class IV	$444,489,793	$194,449,982	$167,817,589	$—	$ —$	—	$500,501,982
GMO Asset Allocation Bond Fund, Class VI	108,350,120	83,573,006	90,201,536	774,566	5,937,562	—	98,991,248
GMO Domestic Bond Fund, Class VI	112,619,380	—	2,808,380	628,710	—	27,949,023	79,705,740
GMO Emerging Country Debt Fund, Class IV	15,394,798	317,038	687,196	201,418	—	—	16,062,830
GMO Emerging Markets Fund, Class VI	407,920,924	79,798,407	32,305,635	—	30,202,133	—	412,216,796
GMO Flexible Equities Fund, Class VI	40,832,080	87,119,273	2,252,527	—	—	—	122,455,735
GMO International Core Equity Fund, Class VI	547,460,836	32,117,819	223,487,524	4,890,400	—	—	319,876,065
GMO International Growth Equity Fund, Class IV	150,549,756	24,987,903	4,662,747	1,057,733	—	—	162,441,998
GMO International Intrinsic Value Fund, Class IV	155,598,926	28,579,086	4,516,655	2,939,296	—	—	160,647,041
GMO Quality Fund, Class VI	877,962,197	156,539,290	174,384,120	9,318,432	—	—	868,685,781
GMO Short-Duration Investment Fund, Class III	3,023,794	2,207	41,178	2,207	—	—	2,963,139
GMO Special Situations Fund, Class VI	147,372,218	3,960,182	20,613,375	—	—	—	127,110,978
GMO Strategic Fixed Income Fund, Class VI	365,706,603	13,060,152	13,293,437	—	—	—	395,322,261
GMO World Opportunity Overlay Fund	23,422,041	—	323,717	—	—	—	23,335,169

Totals	$3,400,703,466	$704,504,345	$737,395,616	$19,812,762	$36,139,695	$27,949,023	$3,290,316,763

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of fiscal year ending February 29, 2012.

35

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

11.	Subsequent events

The Board of Trustees of GMO Trust approved changing the name of GMO Global Balanced Asset Allocation Fund to “GMO Global Asset Allocation Fund.” Effective September 15, 2011, the Fund changed its name to GMO Global Asset Allocation Fund.

In conjunction with the name change, effective September 15, 2011, the Fund was no longer bound by its policy to invest at least 25% of its assets in fixed income investments and at least 25% of its assets in equity investments, and the description of the Fund’s principal investment strategies was replaced with the following:

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”). In addition, the Fund may hold securities (particularly asset- backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the U.S. Equity and International Equity Funds.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

36

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the Fund and gave correspondingly less weight to that information. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the

37

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the

38

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

39

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.49%	$1,000.00	$1,000.20	$2.46
2) Hypothetical	0.49%	$1,000.00	$1,022.67	$2.49

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

41

GMO Global Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.5%
Short-Term Investments	15.6
Futures Contracts	1.0
Forward Currency Contracts	0.4
Options Purchased	0.4
Loan Participations	0.2
Loan Assignments	0.1
Rights/Warrants	0.0 ∧
Promissory Notes	0.0 ∧
Written Options	(0.0)
Reverse Repurchase Agreements	(1.5)
Swap Agreements	(1.7)
Other	(1.0)

100.0%

Country/Region Summary**	% of Investments
Euro Region***	43.6%
Japan	35.9
United States	35.6
Canada	3.6
Emerging****	3.5
Australia	1.1
Denmark	0.0 ∧
New Zealand	0.0 ∧
Norway	0.0 ∧
South Africa	0.0 ∧
Switzerland	(6.1)
United Kingdom	(6.4)
Sweden	(10.8)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. Asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of

1

GMO Global Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

market value (direct and indirectly). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.
***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
****	The “Emerging” exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Congo, Turkey, and Indonesia. Additional information about the fund’s emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.
∧	Rounds to 0.0%.

2

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 36.2%

		Canada — 2.4%
		Foreign Government Obligations
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23	2,359,977
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20	2,222,914

		Total Canada	4,582,891

		France — 2.4%
		Foreign Government Obligations
EUR	3,000,000	Government of France, 4.00%, due 10/25/38	4,534,890

		Germany — 1.0%
		Foreign Government Obligations
EUR	1,000,000	Republic of Deutschland, 4.75%, due 07/04/34	1,815,593

		Italy — 1.4%
		Foreign Government Obligations
EUR	2,400,000	Republic of Italy, 4.00%, due 02/01/37	2,586,219

		Japan — 16.6%
		Foreign Government Obligations
JPY	2,200,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	31,241,609

		Spain — 1.3%
		Foreign Government Obligations
EUR	2,000,000	Government of Spain, 4.70%, due 07/30/41	2,394,130

		United Kingdom — 5.2%
		Foreign Government Obligations
GBP	5,500,000	U.K. Treasury Gilt, 4.25%, due 12/07/27	9,739,720

		Total Foreign Government Obligations	56,895,052

See accompanying notes to the financial statements.	3

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value /
Shares		Description	Value ($)

		United States — 5.9%
		U.S. Government
USD	3,225,960	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a) (b)	3,273,594
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	7,764,260

		Total United States	11,037,854

		TOTAL DEBT OBLIGATIONS (COST $60,642,745)	67,932,906

		MUTUAL FUNDS — 62.7%

		United States — 62.7%
		Affiliated Issuers
	618,701	GMO Emerging Country Debt Fund, Class IV	6,001,398
	7,873,225	GMO Short-Duration Collateral Fund	56,608,491
	45,838	GMO Special Purpose Holding Fund (c)	19,711
	618,865	GMO U.S. Treasury Fund	15,477,819
	1,738,197	GMO World Opportunity Overlay Fund	39,822,088

		Total United States	117,929,507

		TOTAL MUTUAL FUNDS (COST $128,990,137)	117,929,507

		SHORT-TERM INVESTMENTS — 1.1%

		Money Market Funds — 0.2%
	409,479	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	409,479

4	See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		U.S. Government — 0.9%
USD	1,650,000	U.S. Treasury Bill, 0.08%, due 06/28/12 (a) (e)	1,648,870
USD	100,000	U.S. Treasury Bill, 0.09%, due 07/26/12 (a) (e)	99,920

		Total U.S. Government	1,748,790

		TOTAL SHORT-TERM INVESTMENTS (COST $2,156,930)	2,158,269

		TOTAL INVESTMENTS — 100.0% (Cost $191,789,812)	188,020,682
		Other Assets and Liabilities (net) — (0.0%)	(24,330)

		TOTAL NET ASSETS — 100.0%	$187,996,352

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
9/27/11	Citibank N.A.	AUD	1,500,000	$1,598,324	$(45,362)
9/27/11	Credit Suisse International	AUD	500,000	532,775	10,289
9/27/11	Deutsche Bank AG	AUD	7,900,000	8,417,837	(66,599)
10/04/11	Credit Suisse International	CAD	1,000,000	1,020,354	12,065
10/04/11	Deutsche Bank AG	CAD	2,500,000	2,550,884	(6,302)
9/06/11	Citibank N.A.	CHF	1,700,000	2,109,793	(97,856)
9/06/11	Credit Suisse International	CHF	700,000	868,738	(10,327)
9/06/11	Deutsche Bank AG	CHF	2,100,000	2,606,215	6,603
9/06/11	Goldman Sachs International	CHF	900,000	1,116,949	(3,736)
9/13/11	Credit Suisse International	EUR	300,000	430,891	4,432
9/13/11	Deutsche Bank AG	EUR	37,200,000	53,430,440	218,718
10/11/11	Citibank N.A.	GBP	300,000	486,779	(9,718)
10/11/11	Credit Suisse International	GBP	1,100,000	1,784,856	(26,234)
10/11/11	Deutsche Bank AG	GBP	1,400,000	2,271,635	(20,125)
10/11/11	Royal Bank of Scotland PLC	GBP	1,600,000	2,596,154	(22,744)
9/20/11	Citibank N.A.	JPY	300,000,000	3,918,524	79,541
9/20/11	Deutsche Bank AG	JPY	2,050,000,000	26,776,583	833,454

See accompanying notes to the financial statements.	5

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

9/20/11	Royal Bank of Scotland PLC	JPY	110,000,000	$1,436,792	$715
10/25/11	Deutsche Bank AG	NZD	12,000,000	10,184,092	308,931

				$124,138,615	$1,165,745

Sales #
9/27/11	Credit Suisse International	AUD	1,000,000	$1,065,549	$(26,309)
9/27/11	Citibank N.A.	AUD	1,300,000	1,385,214	(49,581)
9/27/11	Deutsche Bank AG	AUD	700,000	745,884	(41,320)
10/04/11	Citibank N.A.	CAD	3,600,000	3,673,273	16,670
10/04/11	Credit Suisse International	CAD	3,400,000	3,469,202	(30,866)
10/04/11	Deutsche Bank AG	CAD	3,000,000	3,061,061	100,362
10/04/11	Royal Bank of Scotland PLC	CAD	3,200,000	3,265,132	(3,033)
9/06/11	Credit Suisse International	CHF	1,000,000	1,241,055	26,230
9/06/11	Deutsche Bank AG	CHF	5,800,000	7,198,118	(254,505)
9/06/11	Royal Bank of Scotland PLC	CHF	400,000	496,422	46,440
9/13/11	Citibank N.A.	EUR	600,000	861,781	(19,201)
9/13/11	Credit Suisse International	EUR	2,600,000	3,734,386	(36,356)
9/13/11	Deutsche Bank AG	EUR	3,900,000	5,601,579	7,213
9/13/11	Goldman Sachs International	EUR	600,000	861,781	(3,727)
9/13/11	Royal Bank of Scotland PLC	EUR	2,100,000	3,016,235	(22,478)
10/11/11	Credit Suisse International	GBP	200,000	324,519	(527)
10/11/11	Deutsche Bank AG	GBP	1,200,000	1,947,115	7,246
9/20/11	Citibank N.A.	JPY	170,000,000	2,220,497	(48,272)
9/20/11	Credit Suisse International	JPY	100,000,000	1,306,175	(4,261)
9/20/11	Deutsche Bank AG	JPY	170,000,000	2,220,497	(22,230)
9/20/11	Royal Bank of Scotland PLC	JPY	370,000,000	4,832,847	(42,847)
10/25/11	Credit Suisse International	NZD	1,000,000	848,674	(22,694)
10/25/11	Deutsche Bank AG	NZD	600,000	509,205	(14,774)

				$53,886,201	$(438,820)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

6	See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Cross Currency Contracts

						Net Unrealized
Settlement		Deliver/Units				Appreciation/
Date	Counterparty	of Currency		Receive/In Exchange For		(Depreciation)

10/18/2011	Deutsche Bank AG	EUR	5,800,000	NOK	45,644,400	$159,930
	Goldman Sachs
10/18/2011	International	EUR	200,000	NOK	1,578,628	6,385
	Credit Suisse
10/18/2011	International	NOK	5,616,910	EUR	700,000	(20,809)
	Goldman Sachs
10/18/2011	International	NOK	4,722,750	EUR	600,000	(16,714)
	Credit Suisse
11/01/2011	International	EUR	400,000	SEK	3,653,600	66
11/01/2011	Deutsche Bank AG	EUR	1,200,000	SEK	10,964,520	783

						$129,641

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
10	Australian Government Bond 10 Yr.	September 2011	$1,210,691	$11,053
11	Australian Government Bond 3 Yr.	September 2011	1,250,534	33,167
5	Canadian Government Bond 10 Yr.	December 2011	662,218	(4,900)
81	Euro BOBL	September 2011	14,197,780	537,535
125	Euro Bund	September 2011	24,217,433	263,548
2	Euro SCHATZ	September 2011	314,855	(648)
4	Japanese Government Bond 10 Yr. (TSE)	September 2011	7,449,196	(10,985)
41	U.S. Treasury Bond 30 Yr. (CBT)	September 2011	5,629,813	(7,344)
113	U.S. Treasury Note 10 Yr. (CBT)	September 2011	14,693,531	434,988
89	U.S. Treasury Note 2 Yr. (CBT)	September 2011	19,627,281	54,094
124	U.S. Treasury Note 5 Yr. (CBT)	September 2011	15,314,000	511,172

			$104,567,332	$1,821,680

Sales
138	UK Gilt Long Bond	December 2011	$28,417,633	$184,223

See accompanying notes to the financial statements.	7

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Swap Agreements

Credit Default Swaps

Maximum
Potential
Amount of
Future
								Payments		Net
						Implied		by the Fund		Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

21,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.61%	Italy Government International Bond	N/A		$882,139
15,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	3.54%	Italy Government International Bond	15,000,000	USD	(1,613,574)

$(731,435)

Premiums to (Pay) Receive										$—

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

8	See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Interest Rate Swaps

							Net
							Unrealized
Notional		Expiration		Receive	Fixed		Appreciation/
Amount		Date	Counterparty	(Pay) #	Rate	Variable Rate	(Depreciation)

5,800,000	CHF	9/21/2016	Citibank N.A.	Receive	1.90%	6 Month CHF LIBOR	$316,575
11,300,000	CHF	9/21/2016	Barclays Bank PLC	Receive	1.90%	6 Month CHF LIBOR	616,775
45,600,000	SEK	9/21/2016	Barclays Bank PLC	(Pay)	3.90%	3 Month SEK STIBOR	(455,833)
51,300,000	SEK	9/21/2016	Citibank N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(512,812)
38,900,000	SEK	9/21/2016	JPMorgan Chase Bank, N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(388,858)
12,000,000	EUR	8/11/2014	Merrill Lynch Capital Services, Inc.	Receive	1.86%	6 Month EUR LIBOR	2,384

							$(421,769)

Premiums to (Pay) Receive							$(83,376)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen
CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.
EUR LIBOR - London Interbank Offered Rate denominated in Euros.
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any.
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(c)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note Yield rounds to 0.00%.
(e)	Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.	9

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

10	See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $62,799,675) (Note 2)	$70,091,175
Investments in affiliated issuers, at value (cost $128,990,137) (Notes 2 and 10)	117,929,507
Dividends and interest receivable	470,629
Unrealized appreciation on open forward currency contracts (Note 4)	1,846,073
Receivable for variation margin on open futures contracts (Note 4)	840,990
Receivable for open swap contracts (Note 4)	1,817,873
Receivable for expenses reimbursed by Manager (Note 5)	10,839

Total assets	193,007,086

Liabilities:
Due to custodian	83
Payable to affiliate for (Note 5):
Management fee	32,263
Shareholder service fee	25,471
Trustees and Trust Officers or agents unaffiliated with the Manager	137
Due to broker for open/closed futures contracts	906,653
Unrealized depreciation on open forward currency contracts (Note 4)	989,507
Payable for open swap contracts (Note 4)	2,971,077
Accrued expenses	85,543

Total liabilities	5,010,734

Net assets	$187,996,352

Net assets consist of:
Paid-in capital	$220,398,143
Distributions in excess of net investment income	(997,331)
Accumulated net realized loss	(29,270,446)
Net unrealized depreciation	(2,134,014)

$187,996,352

Net assets attributable to:
Class III shares	$187,996,352

Shares outstanding:
Class III	22,335,513

Net asset value per share:
Class III	$8.42

See accompanying notes to the financial statements.	11

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$1,083,419
Dividends from affiliated issuers (Note 10)	511,806
Dividends from unaffiliated issuers	3

Total investment income	1,595,228

Expenses:
Management fee (Note 5)	198,531
Shareholder service fee – Class III (Note 5)	156,735
Custodian, fund accounting agent and transfer agent fees	60,444
Audit and tax fees	34,684
Legal fees	4,600
Registration fees	2,300
Trustees fees and related expenses (Note 5)	1,517
Miscellaneous	6,600

Total expenses	465,411
Fees and expenses reimbursed by Manager (Note 5)	(44,210)
Expense reductions (Note 2)	(12)
Indirectly incurred fees waived or borne by Manager (Note 5)	(15,342)
Shareholder service fee waived (Note 5)	(3,621)

Net expenses	402,226

Net investment income (loss)	1,193,002

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	495,268
Investments in affiliated issuers	(404,787)
Realized gains distributions from affiliated issuers (Note 10)	918
Futures contracts	3,485,358
Written options	228,729
Swap contracts	584,913
Foreign currency, forward contracts and foreign currency related transactions	5,420,981

Net realized gain (loss)	9,811,380

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,659,726
Investments in affiliated issuers	(336,970)
Futures contracts	2,237,366
Written options	(210,505)
Swap contracts	(1,309,623)
Foreign currency, forward contracts and foreign currency related transactions	(1,303,237)

Net unrealized gain (loss)	4,736,757

Net realized and unrealized gain (loss)	14,548,137

Net increase (decrease) in net assets resulting from operations	$15,741,139

12	See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,193,002	$3,148,553
Net realized gain (loss)	9,811,380	5,592,672
Change in net unrealized appreciation (depreciation)	4,736,757	16,256,656

Net increase (decrease) in net assets from operations	15,741,139	24,997,881

Distributions to shareholders from:
Net investment income
Class III	(2,870,916)	(15,807,412)

Net share transactions (Note 9):
Class III	(34,765,133)	(13,174,249)

Total increase (decrease) in net assets	(21,894,910)	(3,983,780)

Net assets:
Beginning of period	209,891,262	213,875,042

End of period (including distributions in excess of net investment income of $997,331 and accumulated undistributed net investment income of $680,583, respectively)	$187,996,352	$209,891,262

See accompanying notes to the financial statements.	13

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.91		$7.58		$6.33		$8.70		$8.92		$8.53

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.12		0.10		0.25		0.42		0.38
Net realized and unrealized gain (loss)	0.58		0.82		1.66		(2.11)		0.11		0.38

Total from investment operations	0.63		0.94		1.76		(1.86)		0.53		0.76

Less distributions to shareholders:
From net investment income	(0.12)		(0.61)		(0.51)		(0.51)		(0.75)		(0.37)

Total distributions	(0.12)		(0.61)		(0.51)		(0.51)		(0.75)		(0.37)

Net asset value, end of period	$8.42		$7.91		$7.58		$6.33		$8.70		$8.92

Total Return(b)	7.97	%**	12.84%		28.99%		(22.77)%		6.50%		8.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,996		$209,891		$213,875		$261,706		$338,614		$185,321
Net operating expenses to average daily net assets(c)	0.38	%(d)*	0.38	%(d)	0.38	%(d)	0.39	%(d)	0.38	%(d)	0.39%
Interest expense to average daily net assets(e)	—		0.01%		0.00	%(f)	—		—		—
Total net expenses to average daily net assets(c)	0.38	%(d)*	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)	1.14	%*	1.50%		1.37%		3.24%		4.86%		4.33%
Portfolio turnover rate	18	%**	45%		31%		35%		20%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.06	%*	0.07%		0.04%		0.03%		0.03%		0.06%
Redemption fees consisted of the following per share amounts:†	—		—		$0.01		$0.00	(g)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

14	See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Global Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index. The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in: derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets); foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities); shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets); shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets); shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).

15

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2011, shares of SDCF, GMO Special Purpose Holding Fund (“SPHF”) and Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset

16

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.0% of net assets. The underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 5.0% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

17

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and inputs from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Foreign Government Obligations	$—	$56,895,052	$—	$56,895,052
U.S. Government	—	11,037,854	—	11,037,854

TOTAL DEBT OBLIGATIONS	—	67,932,906	—	67,932,906

Mutual Funds	117,909,796	19,711	—	117,929,507
Short-Term Investments	2,158,269	—	—	2,158,269

Total Investments	120,068,065	67,952,617	—	188,020,682

Derivatives *
Forward Currency Contracts
Foreign currency risk	—	1,846,073	—	1,846,073
Futures Contracts
Interest rate risk	2,029,780	—	—	2,029,780
Swap Agreements
Credit Risk	—	882,139	—	882,139
Interest rate risk	—	935,734	—	935,734

Total	$122,097,845	$71,616,563	$—	$193,714,408

18

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign currency risk	$—	$(989,507)	$—	$(989,507)
Futures Contracts
Interest rate risk	(23,877)	—	—	(23,877)
Swap Agreements
Credit Risk	—	(1,613,574)	—	(1,613,574)
Interest rate risk		(1,357,503)		(1,357,503)

Total	$(23,877)	$(3,960,584)	$—	$(3,984,461)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 30.2% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in

19

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

20

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary

21

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $1,867,952.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 29, 2012	$(7,601,799)
February 28, 2014	(7,575,780)
February 28, 2015	(269,796)
February 28, 2017	(4,412,277)
February 28, 2018	(6,769,760)
February 28, 2019	(1,398,524)

Total	$(28,027,936)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$201,041,389	$8,863,710	$(21,884,417)	$(13,020,707)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax

22

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

23

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

24

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

25

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g.,

26

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through

27

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which

28

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

29

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange risk. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a

30

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust exposure to currencies and otherwise manage currency exchange rate risk. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust exposure to foreign currencies and otherwise manage currency exchange rate risk. The Fund had no written option contracts outstanding at the end of the period.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount of	of		Amount of	of
	Contracts	Contracts	Premiums	Contracts	Contracts	Premiums

Outstanding, beginning of period	(11,600,000)	—	$(228,729)	—	—	$—
Options written	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options expired	11,600,000	—	228,729	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains

31

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon

32

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity’s credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

33

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on forward currency contracts	$—	$1,846,073	$—	$—	$—	$1,846,073
Unrealized appreciation on futures contracts *	2,029,780	—	—	—	—	2,029,780
Unrealized appreciation on swap agreements	935,734	—	882,139	—	—	1,817,873

Total	$2,965,514	$1,846,073	$882,139	$—	$—	$5,693,726

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(989,507)	$—	$—	$—	$(989,507)
Unrealized depreciation on futures contracts *	(23,877)	—	—	—	—	(23,877)
Unrealized depreciation on swap agreements	(1,357,503)	—	(1,613,574)	—	—	(2,971,077)

Total	$(1,381,380)	$(989,507)	$(1,613,574)	$—	$—	$(3,984,461)

34

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$(438,302)	$—	$—	$—	$(438,302)
Written options	—	228,729	—	—	—	228,729
Forward currency contracts	—	2,547,472	—	—	—	2,547,472
Futures contracts	3,485,358	—	—	—	—	3,485,358
Swap agreements	639,513	—	(54,600)	—	—	584,913

Total	$4,124,871	$2,337,899	$(54,600)	$—	$—	$6,408,170

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$376,344	$—	$—	$—	$376,344
Written options	—	(210,505)	—	—	—	(210,505)
Forward currency contracts	—	(1,302,345)	—	—	—	(1,302,345)
Futures contracts	2,237,366	—	—	—	—	2,237,366
Swap agreements	(872,919)	—	(436,704)	—	—	(1,309,623)

Total	$1,364,447	$(1,136,506)	$(436,704)	$—	$—	$(208,763)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, and futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Forward
	Currency	Futures	Swap
	Contracts	Contracts	Agreements	Options

Average amount outstanding	$160,571,589	$162,420,071	$85,304,067	$8,237,737

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager has contractually

35

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.25% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $1,517 and $712, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.021%	0.004%	0.008%	0.033%

36

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$3,844,800
Investments (non-U.S. Government securities)	37,288,297	34,298,724

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 47.83% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.04% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 51.41% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

37

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	46,417	$373,256	1,623,975	$12,775,056
Shares issued to shareholders in reinvestment of distributions	240,487	1,947,943	1,409,609	10,790,314
Shares repurchased	(4,490,795)	(37,086,332)	(4,725,788)	(36,739,619)

Net increase (decrease)	(4,203,891)	$(34,765,133)	(1,692,204)	$(13,174,249)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Emerging Country Debt Fund, Class IV	$7,020,716	$93,841	$1,550,000	$93,841	$—	$—	$6,001,398
GMO Short-Duration Collateral Fund	81,724,080	—	—	414,427	—	23,540,900	56,608,491
GMO Special Purpose Holding Fund	22,919	—	—	—	—	—	19,711
GMO U.S. Treasury Fund	4,227,972	37,094,456	25,850,000	3,538	918	—	15,477,819
GMO World Opportunity Overlay Fund	41,828,178	100,000	2,500,000	—	—	—	39,822,088

Totals	$134,823,865	$37,288,297	$29,900,000	$511,806	$918	$23,540,900	$117,929,507

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2012.

38

GMO Global Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

39

GMO Global Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

40

GMO Global Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

41

GMO Global Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

42

GMO Global Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
1) Actual	0.41%	$1,000.00	$1,079.70	$2.14
2) Hypothetical	0.41%	$1,000.00	$1,023.08	$2.08

*	Expenses are calculated using the annualized expense ratio (including indirect expense incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

43

GMO Global Equity Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.1%
Short-Term Investments	3.3
Preferred Stocks	2.1
Investment Funds	0.2
Debt Obligations	0.1
Private Equity Securities	0.0
Rights/Warrants	0.0
Forward Currency Contracts	(0.0)
Swap Agreements	(0.0)
Futures Contracts	(0.3)
Other	1.5

100.0%

Country / Region Summary**	% of Investments
United States	37.3%
Emerging***	16.7
Japan	12.8
United Kingdom	10.0
France	4.9
Germany	3.7
Switzerland	3.5
Italy	2.3
Netherlands	1.2
Spain	1.2
Australia	1.1
Singapore	0.9
Hong Kong	0.8
Canada	0.8
Sweden	0.7
Belgium	0.5
Denmark	0.4
Ireland	0.3
Austria	0.2
Finland	0.2
New Zealand	0.2
Greece	0.1
Israel	0.1

1

GMO Global Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country / Region Summary**	% of Investments
Norway	0.1%
Portugal	0.0

100.0%

∧	Rounds to 0.0%.
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments and includes exposure through the use of certain derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, and Turkey.

2

GMO Global Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
ParValue ($)	Description	Value ($)

	AFFILIATED ISSUERS — 99.9%

	Mutual Funds — 99.9%
662,184	GMO Alpha Only Fund, Class IV	16,389,048
19,108,017	GMO Emerging Markets Fund, Class VI	245,729,106
2,971,755	GMO Flexible Equities Fund, Class VI	53,253,848
10,521,082	GMO International Core Equity Fund, Class VI	290,592,292
5,642,826	GMO International Growth Equity Fund, Class IV	126,850,740
5,956,657	GMO International Intrinsic Value Fund, Class IV	121,575,369
27,144,530	GMO Quality Fund, Class VI	569,220,788
17,093	GMO Short-Duration Investment Fund, Class III	141,871
6,428,976	GMO U.S. Core Equity Fund, Class VI	74,961,857

		1,498,714,919

	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a)	19

	TOTAL AFFILIATED ISSUERS (COST $1,368,358,276)	1,498,714,938

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
48,669	State Street Eurodollar Time Deposit, 0.01%, due 09/01/11	48,669

	TOTAL SHORT-TERM INVESTMENTS (COST $48,669)	48,669

	TOTAL INVESTMENTS — 99.9% (Cost $1,368,406,945)	1,498,763,607

	Other Assets and Liabilities (net) — 0.1%	794,535

	TOTAL NET ASSETS — 100.0%	$1,499,558,142

Notes to Schedule of Investments:

(a)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.	3

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $48,669) (Note 2)	$48,669
Investments in affiliated issuers, at value (cost $1,368,358,276) (Notes 2 and 10)	1,498,714,938
Receivable for Fund shares sold	32,137,221
Receivable for expenses reimbursed by Manager (Note 5)	17,013
Miscellaneous receivable	12,860

Total assets	1,530,930,701

Liabilities:
Payable for investments purchased	31,294,407
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	3,369
Accrued expenses	74,783

Total liabilities	31,372,559

Net assets	$1,499,558,142

Net assets consist of:
Paid-in capital	$1,460,233,466
Accumulated undistributed net investment income	14,210,776
Accumulated net realized loss	(105,242,762)
Net unrealized appreciation	130,356,662

$1,499,558,142

Net assets attributable to:
Class III shares	$1,499,558,142

Shares outstanding:
Class III	181,004,717

Net asset value per share:
Class III	$8.28

4	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$14,319,876
Interest	2

Total investment income	14,319,878

Expenses:
Legal fees	36,524
Custodian, fund accounting agent and transfer agent fees	26,036
Audit and tax fees	17,112
Trustees fees and related expenses (Note 5)	13,528
Registration fees	2,208
Miscellaneous	13,996

Total expenses	109,404
Fees and expenses reimbursed by Manager (Note 5)	(90,712)
Expense reductions (Note 2)	(316)

Net expenses	18,376

Net investment income (loss)	14,301,502

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	33,719,522
Realized gains distributions from affiliated issuers (Note 10)	18,434,138

Net realized gain (loss)	52,153,660

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(120,461,510)

Net realized and unrealized gain (loss)	(68,307,850)

Net increase (decrease) in net assets resulting from operations	$(54,006,348)

See accompanying notes to the financial statements.	5

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,301,502	$20,290,657
Net realized gain (loss)	52,153,660	1,879,570
Change in net unrealized appreciation (depreciation)	(120,461,510)	168,702,128

Net increase (decrease) in net assets from operations	(54,006,348)	190,872,355

Distributions to shareholders from:
Net investment income
Class III	(2,353,802)	(19,864,018)

Net share transactions (Note 9):
Class III	70,004,927	609,037,100
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	201,112	801,222

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	70,206,039	609,838,322

Total increase (decrease) in net assets	13,845,889	780,846,659

Net assets:
Beginning of period	1,485,712,253	704,865,594

End of period (including accumulated undistributed net investment income of $14,210,776 and $2,263,076, respectively)	$1,499,558,142	$1,485,712,253

6	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$8.60		$7.40		$5.29		$10.25		$11.96		$11.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.15		0.20		0.34		0.20		0.23
Net realized and unrealized gain (loss)	(0.39)		1.17		2.11		(4.01)		0.09	(b)	1.08

Total from investment operations	(0.31)		1.32		2.31		(3.67)		0.29		1.31

Less distributions to shareholders:
From net investment income	(0.01)		(0.12)		(0.15)		(0.31)		(0.49)		(0.38)
From net realized gains	—		—		(0.05)		(0.98)		(1.51)		(0.86)

Total distributions	(0.01)		(0.12)		(0.20)		(1.29)		(2.00)		(1.24)

Net asset value, end of period	$8.28		$8.60		$7.40		$5.29		$10.25		$11.96

Total Return(c)	(3.58	)%**	17.97%		43.73%		(39.44)%		1.01%		11.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,499,558		$1,485,712		$704,866		$431,278		$356,524		$354,236
Net expenses to average daily net assets(e)(f)	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00%
Net investment income (loss) to average daily net assets(a)	1.88	%*	1.96%		2.78%		4.27%		1.63%		1.90%
Portfolio turnover rate	8	%**	6%		34%		52%		30%		15%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.03%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.01		$0.01		$0.01		$0.00	(g)	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Global Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI ACWI Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect), or by visiting GMO’s website at www.gmo.com

8

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented less than 0.8% of net assets. The underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to

9

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures of the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	53.2%

Futures Contracts	(0.3)%

Swap Agreements	(0.0)%

∧	Rounds to 0.0%.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

10

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$1,498,714,919	$—	$—	$1,498,714,919
Private Investment Fund	—	19	—	19
Short-Term Investments	48,669	—	—	48,669

Total Investments	1,498,763,588	19	—	1,498,763,607

Total	$1,498,763,588	$19	$—	$1,498,763,607

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 0.8% and (0.2)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted

11

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(12,045,252)
February 28, 2019	(4,873,234)

Total	$(16,918,486)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,490,451,059	$10,398,968	$(2,086,420)	$8,312,548

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period

12

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and the fee on cash redemptions were each 0.13% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee or modify or eliminate an existing fee at any time.

13

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. All or a portion of the Fund’s purchase premiums and /or redemption fees may be waived at the Manager’s discretion when they are de minimis and /or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and /or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and /or redemption fees imposed by the Fund.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

14

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which

15

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

16

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

17

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $13,528 and $5,164, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $13,528 and $5,164, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
0.459%	0.061%	0.520%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $226,041,943 and $126,307,596, respectively.

18

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, the Fund had no shareholder who individually held more than 10% of the Fund’s outstanding shares.

As of August 31, 2011, less than 0.01% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	15,787,917	$135,289,783	81,004,335	$636,414,783
Shares issued to shareholders in reinvestment of distributions	217,366	1,951,947	1,914,512	15,661,020
Shares repurchased	(7,765,390)	(67,236,803)	(5,448,966)	(43,038,703)
Purchase premiums	—	127,757	—	774,495
Redemption fees	—	73,355	—	26,727

Net increase (decrease)	8,239,893	$70,206,039	77,469,881	$609,838,322

19

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Alpha Only Fund, Class IV	$14,851,414	$814,877	$89,421	$—	$—	$16,389,048
GMO Emerging Markets Fund, Class VI	238,829,624	41,986,185	6,965,575	—	18,434,138	245,729,106
GMO Flexible Equities Fund, Class VI	18,160,575	37,773,114	226,594	—	—	53,253,848
GMO International Core Equity Fund, Class VI	359,986,618	36,632,286	73,241,966	4,254,964	—	290,592,292
GMO International Growth Equity Fund, Class IV	127,710,937	9,334,434	2,478,990	907,572	—	126,850,740
GMO International Intrinsic Value Fund, Class IV	131,550,402	8,887,806	2,184,715	2,478,307	—	121,575,369
GMO Quality Fund, Class VI	519,733,118	85,331,201	37,926,307	5,841,725	—	569,220,788
GMO Short-Duration Investment Fund, Class III	142,792	104	—	104	—	141,871
GMO SPV I, LLC	26	—	—	—	—	19
GMO U.S. Core Equity Fund, Class VI	74,768,699	5,281,936	3,194,028	837,204	—	74,961,857

Totals	$1,485,734,205	$226,041,943	$126,307,596	$14,319,876	$18,434,138	$1,498,714,938

20

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

21

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering,

22

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

23

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

GMO Global Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.52%	$1,000.00	$964.20	$2.57
2) Hypothetical	0.52%	$1,000.00	$1,022.52	$2.64

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

25

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	87.2%
Short-Term Investments	11.9
Swap Agreements	1.9
Options Purchased	0.4
Loan Participations	0.2
Futures Contracts	0.1
Loan Assignments	0.1
Promissory Notes	0.0 ∧
Rights/Warrants	0.0 ∧
Written Options	(0.0)∧
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(1.5)
Other	(0.2)

100.0%

Country / Region Summary**	% of Investments
United States	93.7%
Euro Region***	11.8
Switzerland	10.1
Emerging****	4.1
Canada	1.5
Australia	0.7
Japan	0.0 ∧
New Zealand	0.0 ∧
Norway	0.0 ∧
Sweden	(10.8)
United Kingdom	(11.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. Asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirectly). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

1

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
****	The “Emerging” exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Congo, Turkey, and Indonesia. Additional information about the fund’s emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.
∧	Rounds to 0.0%.

2

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) /
Shares	Description	Value ($)
	DEBT OBLIGATIONS — 27.3%

	U.S. Government — 27.3%
12,799,320	U.S. Treasury Inflation Indexed Bond, 1.25%, due 04/15/14 (a) (b)	13,511,781
5,175,250	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20 (a)	5,731,993
4,177,480	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40 (a)	5,115,454
2,746,220	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	4,106,242
3,095,700	U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21 (a)	3,387,129

	Total U.S. Government	31,852,599

	TOTAL DEBT OBLIGATIONS (COST $29,395,487)	31,852,599

	MUTUAL FUNDS — 68.6%

	Affiliated Issuers — 68.6%
374,470	GMO Emerging Country Debt Fund, Class IV	3,632,355
6,561,309	GMO Short-Duration Collateral Fund	47,175,813
28,918	GMO Special Purpose Holding Fund (c)	12,435
210,192	GMO U.S. Treasury Fund	5,256,909
1,052,156	GMO World Opportunity Overlay Fund	24,104,888

	TOTAL MUTUAL FUNDS (COST $75,710,585)	80,182,400

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 0.2%
300,717	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	300,717

	U.S. Government — 0.9%
200,000	U.S. Treasury Bill, 0.07%, due 05/31/12 (b) (e)	199,899
550,000	U.S. Treasury Bill, 0.08%, due 06/28/12 (b) (e)	549,623

See accompanying notes to the financial statements.	3

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — continued
200,000	U.S. Treasury Bill, 0.09%, due 07/26/12 (b) (e)	199,841
100,000	U.S. Treasury Bill, 0.06%, due 05/03/12 (b) (e)	99,959

	Total U.S. Government	1,049,322

	TOTAL SHORT-TERM INVESTMENTS (COST $1,349,396)	1,350,039

	TOTAL INVESTMENTS — 97.0% (Cost $106,455,468)	113,385,038
	Other Assets and Liabilities (net) — 3.0%	3,448,304

	TOTAL NET ASSETS — 100.0%	$116,833,342

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
9/27/11	Citibank N.A.	AUD	1,100,000	$1,172,104	$(33,265)
9/27/11	Credit Suisse International	AUD	400,000	426,220	8,232
9/27/11	Deutsche Bank AG	AUD	4,700,000	5,008,081	(32,200)
10/04/11	Credit Suisse International	CAD	2,000,000	2,040,707	22,237
10/04/11	Deutsche Bank AG	CAD	1,200,000	1,224,424	(3,447)
9/06/11	Citibank N.A.	CHF	1,100,000	1,365,160	(63,318)
9/06/11	Credit Suisse International	CHF	800,000	992,844	(46,702)
9/06/11	Deutsche Bank AG	CHF	1,500,000	1,861,582	(607)
9/06/11	Goldman Sachs International	CHF	500,000	620,527	(2,076)
9/13/11	Credit Suisse International	EUR	400,000	574,521	5,909
9/13/11	Deutsche Bank AG	EUR	3,800,000	5,457,948	22,048
10/11/11	Citibank N.A.	GBP	300,000	486,779	(9,718)
10/11/11	Credit Suisse International	GBP	600,000	973,558	(12,926)
10/11/11	Deutsche Bank AG	GBP	1,200,000	1,947,115	(17,405)
10/11/11	Royal Bank of Scotland PLC	GBP	1,000,000	1,622,596	(14,416)
9/20/11	Citibank N.A.	JPY	10,000,000	130,618	4,155
9/20/11	Deutsche Bank AG	JPY	200,000,000	2,612,350	81,313

4	See accompanying notes to the financial statements.

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

9/20/11	Royal Bank of Scotland PLC	JPY	20,000,000	$261,235	$168
10/25/11	Deutsche Bank AG	NZD	7,100,000	6,025,588	182,784

				$34,803,957	$90,766

Sales #
9/27/11	Citibank N.A.	AUD	1,100,000	$1,172,104	$(41,953)
9/27/11	Credit Suisse International	AUD	1,300,000	1,385,214	(44,156)
9/27/11	Deutsche Bank AG	AUD	500,000	532,774	(29,515)
10/04/11	Citibank N.A.	CAD	2,600,000	2,652,919	13,890
10/04/11	Credit Suisse International	CAD	2,000,000	2,040,707	(18,429)
10/04/11	Deutsche Bank AG	CAD	1,600,000	1,632,566	53,526
10/04/11	Royal Bank of Scotland PLC	CAD	2,300,000	2,346,813	(1,640)
9/06/11	Credit Suisse International	CHF	600,000	744,633	16,232
9/06/11	Deutsche Bank AG	CHF	4,000,000	4,964,220	(175,521)
9/06/11	Royal Bank of Scotland PLC	CHF	400,000	496,422	46,440
9/13/11	Citibank N.A.	EUR	400,000	574,521	(12,801)
9/13/11	Credit Suisse International	EUR	1,000,000	1,436,302	(14,154)
9/13/11	Deutsche Bank AG	EUR	1,000,000	1,436,302	860
9/13/11	Goldman Sachs International	EUR	400,000	574,521	(2,485)
9/13/11	Royal Bank of Scotland PLC	EUR	1,300,000	1,867,193	(14,776)
10/11/11	Deutsche Bank AG	GBP	1,800,000	2,920,673	13,327
9/20/11	Citibank N.A.	JPY	40,000,000	522,470	(10,007)
9/20/11	Deutsche Bank AG	JPY	80,000,000	1,044,940	(1,380)
9/20/11	Royal Bank of Scotland PLC	JPY	60,000,000	783,705	(4,568)
10/25/11	Credit Suisse International	NZD	700,000	594,072	(15,886)

				$29,723,071	$(242,996)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	5

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Cross Currency Contracts

						Net Unrealized
Settlement		Deliver/Units		Receive/In		Appreciation
Date	Counterparty	of Currency		Exchange For		(Depreciation)

10/18/11	Deutsche Bank AG	EUR	4,300,000	NOK	33,827,400	$116,260
	Credit Suisse
10/18/11	International	NOK	7,901,805	EUR	1,000,000	(33,539)
	Goldman Sachs
10/18/11	International	NOK	3,148,500	EUR	400,000	(11,143)
	Credit Suisse
11/01/11	International	EUR	300,000	SEK	2,740,200	50
11/01/11	Deutsche Bank AG	EUR	300,000	SEK	2,741,130	196

						$71,824

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
4	Australian Government Bond 10 Yr.	September 2011	$484,276	$6,464
12	Canadian Government Bond 10 Yr.	December 2011	1,589,323	(11,805)
1	Euro BOBL	September 2011	175,281	(75)
60	Euro Bund	September 2011	11,624,368	105,382
1	Euro SCHATZ	September 2011	157,428	(53)
13	U.S. Treasury Note 10 Yr. (CBT)	September 2011	1,690,406	926

			$15,721,082	$100,839

Sales
82	UK Gilt Long Bond	December 2011	$16,885,840	$109,187
5	U.S. Treasury Bond 30 Yr. (CBT)	September 2011	686,562	2,016
10	U.S. Treasury Note 2 Yr. (CBT)	September 2011	2,205,313	1,376

			$19,777,715	$112,579

6	See accompanying notes to the financial statements.

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(5,972,500)
Average interest rate	0.23%
Maximum balance outstanding	$(6,570,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive			Appreciation/
Amount		Date	Counterparty	(Pay)#	Fixed Rate	Variable Rate	(Depreciation)

3,000,000	CHF	9/21/2016	Citibank N.A.	Receive	1.90%	6 Month CHF LIBOR	$163,746
9,200,000	CHF	9/21/2016	Barclays Bank PLC	Receive	1.90%	6 Month CHF LIBOR	502,153
42,100,000	SEK	9/21/2016	Citibank N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(420,846)
29,200,000	SEK	9/21/2016	Barclays Bank PLC	(Pay)	3.90%	3 Month SEK STIBOR	(291,893)
29,100,000	SEK	9/21/2016	JPMorgan Chase Bank, N.A.	(Pay)	3.90%	3 Month SEK STIBOR	(290,893)

							$(337,733)

Premiums to (Pay) Receive							$(65,868)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

80,000,000	USD	10/4/2011	Barclays Bank PLC	0.19%	Barclays TIPS Total Return Index (a)	$3,832,859

Premiums to (Pay) Receive						$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	7

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

BOBL - Bundesobligationen
CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.
TIPS - Treasury Inflation Protected Securities

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(b)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any (Note 4).
(c)	Underlying investment represents interests in defaulted claims. See “Other Matters in Notes to Financial Statements” for additional information.
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(e)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

8	See accompanying notes to the financial statements.

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $30,744,883) (Note 2)	$33,202,638
Investments in affiliated issuers, at value (cost $75,710,585) (Notes 2 and 10)	80,182,400
Dividends and interest receivable	118,259
Unrealized appreciation on open forward currency contracts (Note 4)	587,627
Receivable for variation margin on open futures contracts (Note 4)	433,795
Receivable for open swap contracts (Note 4)	4,498,758
Receivable for expenses reimbursed by Manager (Note 5)	12,369

Total assets	119,035,846

Liabilities:
Payable to affiliate for (Note 5):
Management fee	27,150
Shareholder service fee	11,250
Trustees and Trust Officers or agents unaffiliated with the Manager	89
Due to broker for open futures contracts	371,270
Unrealized depreciation on open forward currency contracts (Note 4)	668,033
Payable for open swap contracts (Note 4)	1,003,632
Accrued expenses	121,080

Total liabilities	2,202,504

Net assets	$116,833,342

Net assets consist of:
Paid-in capital	$152,720,571
Accumulated undistributed net investment income	2,059,183
Accumulated net realized loss	(48,439,298)
Net unrealized appreciation	10,492,886

$116,833,342

Net assets attributable to:
Class III shares	$65,218,959

Class VI shares	$51,614,383

Shares outstanding:
Class III	3,183,619

Class VI	2,517,724

Net asset value per share:
Class III	$20.49

Class VI	$20.50

See accompanying notes to the financial statements.	9

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$1,136,938
Dividends from affiliated issuers (Note 10)	410,493
Dividends from unaffiliated issuers	69

Total investment income	1,547,500

Expenses:
Management fee (Note 5)	181,125
Shareholder service fee – Class III (Note 5)	49,586
Shareholder service fee – Class VI (Note 5)	21,666
Custodian, fund accounting agent and transfer agent fees	47,564
Audit and tax fees	34,684
Legal fees	5,428
Trustees fees and related expenses (Note 5)	964
Registration fees	644
Interest expense (Note 2)	516
Miscellaneous	6,573

Total expenses	348,750
Fees and expenses reimbursed by Manager (Note 5)	(93,012)
Expense reductions (Note 2)	(21)
Indirectly incurred fees waived or borne by Manager (Note 5)	(10,161)
Shareholder service fee waived (Note 5)	(2,398)

Net expenses	243,158

Net investment income (loss)	1,304,342

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(426,324)
Investments in affiliated issuers	411,960
Realized gains distributions from affiliated issuers (Note 10)	797
Futures contracts	13,397
Written options	412,106
Swap contracts	8,079,333
Foreign currency, forward contracts and foreign currency related transactions	(134,347)

Net realized gain (loss)	8,356,922

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,443,211
Investments in affiliated issuers	(1,196,355)
Futures contracts	222,766
Written options	(379,272)
Swap contracts	2,584,087
Foreign currency, forward contracts and foreign currency related transactions	362,691

Net unrealized gain (loss)	4,037,128

Net realized and unrealized gain (loss)	12,394,050

Net increase (decrease) in net assets resulting from operations	$13,698,392

10	See accompanying notes to the financial statements.

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,304,342	$4,103,672
Net realized gain (loss)	8,356,922	28,057,684
Change in net unrealized appreciation (depreciation)	4,037,128	14,625,022

Net increase (decrease) in net assets from operations	13,698,392	46,786,378

Distributions to shareholders from:
Net investment income
Class III	(1,679,923)	(1,864,727)
Class VI	(2,069,569)	(7,636,155)

Total distributions from net investment income	(3,749,492)	(9,500,882)

Net realized gains
Class III	(1,147,002)	(3,079,112)
Class VI	(1,409,317)	(12,200,679)

Total distributions from net realized gains	(2,556,319)	(15,279,791)

	(6,305,811)	(24,780,673)

Net share transactions (Note 9):
Class III	(9,784,346)	(8,805,726)
Class VI	(32,507,742)	(266,555,940)

Increase (decrease) in net assets resulting from net share transactions	(42,292,088)	(275,361,666)

Total increase (decrease) in net assets	(34,899,507)	(253,355,961)

Net assets:
Beginning of period	151,732,849	405,088,810

End of period (including accumulated undistributed net investment income of $2,059,183 and $4,504,333, respectively)	$116,833,342	$151,732,849

See accompanying notes to the financial statements.	11

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007(a)

Net asset value, beginning of period	$19.52		$18.40		$14.88	$23.52		$25.47		$24.96

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.18		0.22		0.25	0.82		1.13		0.75
Net realized and unrealized gain (loss)	1.68		2.25		4.45	(6.90)		(0.21)		0.68

Total from investment operations	1.86		2.47		4.70	(6.08)		0.92		1.43

Less distributions to shareholders:
From net investment income	(0.53)		(0.51)		(0.72)	(2.56)		(2.81)		(0.87)
From net realized gains	(0.36)		(0.84)		—	—		(0.06)		(0.05)
Return of capital	—		—		(0.46)	—		—		—

Total distributions	(0.89)		(1.35)		(1.18)	(2.56)		(2.87)		(0.92)

Net asset value, end of period	$20.49		$19.52		$18.40	$14.88		$23.52		$25.47

Total Return(c)	9.69	%**	13.55%		32.96%	(26.89)%		3.95%		5.79	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,219		$71,856		$76,048	$114,859		$137,492		$260,205
Net operating expenses to average daily net assets(d)	0.39	%(e)*	0.39	%(e)	0.38%	0.39	%(e)	0.37	%(e)	0.39	%*
Interest expense to average daily net assets(f)	0.00	%(g)*	0.00	%(g)	—	—		0.07%		—
Total net expenses to average daily net assets(d)	0.39	%(e)*	0.39	%(e)	0.38%	0.39	%(e)	0.44	%(e)	0.39	%*
Net investment income (loss) to average daily net assets(b)	1.75	%*	1.13%		1.50%	4.17%		4.51%		4.37	%*
Portfolio turnover rate	28	%**	81%		44%	56%		131%		37	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.15	%*	0.12%		0.10%	0.11%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (h)	$0.01		—		—

(a)	Period from June 29, 2006 (commencement of operations) through February 28, 2007.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g)	Interest expense was less than 0.01% to average daily net assets.
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007(a)

Net asset value, beginning of period	$19.52		$18.39		$14.87	$23.51		$25.48		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.19		0.24		0.26	1.37		1.38		0.83
Net realized and unrealized gain (loss)	1.68		2.25		4.45	(7.43)		(0.45)		0.60

Total from investment operations	1.87		2.49		4.71	(6.06)		0.93		1.43

Less distributions to shareholders:
From net investment income	(0.53)		(0.52)		(0.72)	(2.58)		(2.84)		(0.90)
From net realized gains	(0.36)		(0.84)		—	—		(0.06)		(0.05)
Return of capital	—		—		(0.47)	—		—		—

Total distributions	(0.89)		(1.36)		(1.19)	(2.58)		(2.90)		(0.95)

Net asset value, end of period	$20.50		$19.52		$18.39	$14.87		$23.51		$25.48

Total Return(c)	9.75	%**	13.71%		33.05%	(26.82)%		4.00%		5.75	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,614		$79,877		$329,041	$252,911		$90,360		$1,874,841
Net operating expenses to average daily net assets(d)	0.29	%(e)*	0.29	%(e)	0.29%	0.30	%(e)	0.29	%(e)	0.29	%*
Interest expense to average daily net assets(f)	0.00	%(g)*	0.00	%(g)	—	—		0.07%		—
Total net expenses to average daily net assets(d)	0.29	%(e)*	0.29	%(e)	0.29%	0.30	%(e)	0.36	%(e)	0.29	%*
Net investment income (loss) to average daily net assets(b)	1.84	%*	1.21%		1.54%	7.73%		5.48%		4.33	%*
Portfolio turnover rate	28	%**	81%		44%	56%		131%		37	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.15	%*	0.10%		0.10%	0.09%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (h)	—		—		—

(a)	Period from May 31, 2006 (commencement of operations) through February 28, 2007.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g)	Interest expense was less than 0.01% to average daily net assets.
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Inflation Indexed Plus Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index. The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in: derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets); inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets); shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

14

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in inflation indexed bonds. The term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or at gmo.com. As of August 31, 2011, shares of GMO Special Purpose Holding Fund (“SPHF”) and Overlay Fund were not publicly available.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

15

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.3% of net assets. The underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 6.1% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation

16

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
U.S. Government	$—	$31,852,599	$—	$31,852,599

TOTAL DEBT OBLIGATIONS	—	31,852,599	—	31,852,599

Mutual Funds	80,169,965	12,435	—	80,182,400
Short-Term Investments	1,350,039	—	—	1,350,039

Total Investments	81,520,004	31,865,034	—	113,385,038

Derivatives*
Forward Currency Contracts
Foreign Currency risk	—	587,627	—	587,627
Futures Contracts
Interest Rate risk	225,351	—	—	225,351

17

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Swap Agreements
Interest Rate risk	$—	$4,498,758	$—	$4,498,758

Total	$81,745,355	$36,951,419	$—	$118,696,774

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives*
Forward Currency Contracts
Foreign Currency risk	$—	$(668,033)	$—	$(668,033)
Futures Contracts
Interest Rate risk	(11,933)	—	—	(11,933)
Swap Agreements
Interest Rate risk	—	(1,003,632)	—	(1,003,632)

Total	$(11,933)	$(1,671,665)	$—	$(1,683,598)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 37.6% and (0.1)% of total net assets, respectively.

18

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements
The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. The Fund had no loan agreements outstanding at the end of the period.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss

19

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

20

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of December 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of December 31, 2010. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards and future realized losses, if any, subsequent to December 31, 2010, could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

December 31, 2015	$(22,863,205)
December 31, 2016	(9,233,039)

Total	$(32,096,244)

Additionally, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to December 31, 2010.

All capital losses incurred by the Fund either prior to December 31, 2010 or after December 31, 2010 could be subject to limitations imposed by the Code related to share ownership activity.

21

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$127,150,244	$—	$(13,765,206)	$(13,765,206)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the periods ended December 31, 2007 through the current tax year-end.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s

22

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads. In addition, increases in real interest rates may not be accompanied by increases in nominal interest rates. In such instances, the value of inflation indexed bonds may experience greater declines than non-inflation indexed (or nominal) fixed income investments with similar maturities. There can be no assurance that the value of the Fund’s inflation indexed bond investments will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

23

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain

24

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed

25

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

26

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives

27

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

28

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

29

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust exposure to currencies and otherwise adjust currency exchange rate risk, as well as to enhance the diversity and liquidity of the portfolio and to adjust interest rate exposure. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put)

30

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust exposure to currencies and otherwise adjust currency exchange rate risk, as well as to enhance the diversity and liquidity of the portfolio and to adjust interest rate exposure. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal			Principal
	Amount	Number		Amount	Number
	of Contracts	of Contracts	Premiums	of Contracts	of Contracts	Premiums

Outstanding, beginning of period	(20,900,000)	—	$(412,106)	—	—	$—
Options written	—	—	—	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	20,900,000	—	412,106	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

31

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a

32

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

“fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure and adjust its exposure to certain markets. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

33

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$225,351	$—	$—	$—	$—	$225,351
Unrealized appreciation on forward currency contracts	—	587,627	—	—	—	587,627
Unrealized appreciation on swap agreements	4,498,758	—	—	—	—	4,498,758

Total	$4,724,109	$587,627	$—	$—	$—	$5,311,736

Liabilities:
Unrealized depreciation on futures contracts *	$(11,933)	$—	$—	$—	$—	$(11,933)
Unrealized depreciation on forward currency contracts	—	(668,033)	—	—	—	(668,033)
Unrealized depreciation on swap agreements	(1,003,632)	—	—	—	—	(1,003,632)

Total	$(1,015,565)	$(668,033)	$—	$—	$—	$(1,683,598)

The Effect of Derivative Instruments on the Statement of Operations for the period ended
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments, at value (purchased options)	$—	$(789,699)	$—	$—	$—	$(789,699)
Written options	—	412,106	—	—	—	412,106
Futures contracts	13,397	—	—	—	—	13,397
Forward currency contracts	—	(135,090)	—	—	—	(135,090)
Swap agreements	8,079,333	—	—	—	—	8,079,333

Total	$8,092,730	$(512,683)	$—	$—	$—	$7,580,047

34

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  The Effect of Derivative Instruments on the Statement of Operations for the period ended
  August 31, 2011∧: — continued

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Change in Unrealized Appreciation (Depreciation) on:
Investments, at value (purchased options)	$—	$678,068	$—	$—	$—	$678,068
Written options	—	(379,272)	—	—	—	(379,272)
Futures contracts	222,766	—	—	—	—	222,766
Forward currency contracts	—	360,742	—	—	—	360,742
Swap agreements	2,584,087	—	—	—	—	2,584,087

Total	$2,806,853	$659,538	$—	$—	$—	$3,466,391

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward
	Currency	Futures	Swap
	Contracts	Contracts	Agreements	Options

Average amount outstanding	$62,468,625	$64,754,573	$138,771,392	$14,842,129

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of

35

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class’s shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.25% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $964 and $501, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expense
0.020%	0.003%	0.008%	0.031%

36

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$2,355,416	$18,439,593
Investments (non-U.S. Government securities)	37,565,919	47,450,000

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 93.03% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.29% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 45.56% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

37

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	—	$—	46,611	$914,977
Shares issued to shareholders in reinvestment of distributions	14,654	290,291	21,656	414,502
Shares repurchased	(512,621)	(10,074,637)	(519,800)	(10,135,205)

Net increase (decrease)	(497,967)	$(9,784,346)	(451,533)	$(8,805,726)

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	6,107	$174,666	152,422	$2,978,174
Shares issued to shareholders in reinvestment of distributions	143,745	2,849,025	986,689	18,875,362
Shares repurchased	(1,723,370)	(35,531,433)	(14,936,078)	(288,409,476)

Net increase (decrease)	(1,573,518)	$(32,507,742)	(13,796,967)	$(266,555,940)

38

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Emerging Country Debt Fund, Class IV	$4,686,583	$62,642	$1,400,000	$62,642	$—	$—	$3,632,355
GMO Short-Duration Collateral Fund	68,106,389	—	—	345,371	—	19,618,278	47,175,813
GMO Special Purpose Holding Fund	14,459	—	—	—	—	—	12,435
GMO U.S. Treasury Fund	6,501,391	36,803,277	38,050,000	2,480	797	—	5,256,909
GMO World Opportunity Overlay Fund	31,160,332	700,000	8,000,000	—	—	—	24,104,888

Totals	$110,469,154	$37,565,919	$47,450,000	$410,493	$797	$19,618,278	$80,182,400

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined through the fiscal year ending February 29, 2012.

11.	Subsequent events

Subsequent to August 31, 2011, the Fund received redemption requests in the amount of $79,462,330.

39

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

40

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

41

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

42

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 01, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

43

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.42%	$1,000.00	$1,096.90	$2.21
2) Hypothetical	0.42%	$1,000.00	$1,023.03	$2.14

Class VI

1) Actual	0.32%	$1,000.00	$1,097.50	$1.69
2) Hypothetical	0.32%	$1,000.00	$1,023.53	$1.63

*	Expenses are calculated using each Class’s annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

44

GMO International Bond Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	87.2%
Short-Term Investments	14.6
Forward Currency Contracts	0.9
Futures Contracts	0.9
Options Purchased	0.4
Loan Participations	0.2
Loan Assignments	0.1
Promissory Notes	0.0 ∧
Rights and Warrants	0.0 ∧
Written Options	0.0 ∧
Reverse Repurchase Agreements	(1.5)
Swap Agreements	(1.9)
Other	(0.9)

100.0%

Country/Region Summary**	% of Investments
Euro Region***	56.3%
Japan	52.6
Canada	4.5
Emerging****	3.9
Australia	1.6
Norway	0.0 ∧
New Zealand	0.0 ∧
United States	(0.2)
United Kingdom	(3.3)
Switzerland	(6.4)
Sweden	(9.0)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the

1

GMO International Bond Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using a reference security and applying the same methodology to that security.
***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
****	The “Emerging” exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Congo, Turkey, and Indonesia. Additional information about the fund’s emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.
∧	Rounds to 0.0%.

2

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 38.3%

		Canada — 3.4%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	3,334,371

		France — 4.6%
		Foreign Government Obligations
EUR	3,000,000	Government of France, 4.00%, due 10/25/38	4,534,890

		Italy — 1.9%
		Foreign Government Obligations
EUR	1,750,000	Republic of Italy, 4.00%, due 02/01/37	1,885,785

		Japan — 17.9%
		Foreign Government Obligations
JPY	1,248,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	17,728,193

		Spain — 1.7%
		Foreign Government Obligations
EUR	1,400,000	Government of Spain, 4.70%, due 07/30/41	1,675,891

		United Kingdom — 4.9%
		Foreign Government Obligations
GBP	2,750,000	U.K. Treasury Gilt, 4.25%, due 12/07/27	4,869,860

		Total Foreign Government Obligations	34,028,990

		United States — 3.9%
		U.S. Government — 3.9%
USD	3,771,036	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a) (b)	3,826,719

		TOTAL DEBT OBLIGATIONS (COST $35,012,427)	37,855,709

See accompanying notes to the financial statements.	3

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 60.0%

	United States — 60.0%
	Affiliated Issuers
369,034	GMO Emerging Country Debt Fund, Class IV	3,579,632
3,980,527	GMO Short-Duration Collateral Fund	28,619,991
37,466	GMO Special Purpose Holding Fund (c)	16,110
277,992	GMO U.S. Treasury Fund	6,952,575
878,691	GMO World Opportunity Overlay Fund	20,130,818

	Total United States	59,299,126

	TOTAL MUTUAL FUNDS (COST $59,103,760)	59,299,126

	SHORT-TERM INVESTMENTS — 1.5%

	Money Market Funds — 0.5%
511,371	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	511,371

	U.S. Government — 1.0%
200,000	U.S. Treasury Bill, 0.07%, due 05/31/12 (b) (e)	199,899
600,000	U.S. Treasury Bill, 0.08%, due 06/28/12 (b) (e)	599,589
200,000	U.S. Treasury Bill, 0.09%, due 07/26/12 (b) (e)	199,841

	Total U.S. Government	999,329

	TOTAL SHORT-TERM INVESTMENTS (COST $1,510,001)	1,510,700

	TOTAL INVESTMENTS — 99.8% (Cost $95,626,188)	98,665,535
	Other Assets and Liabilities (net) — 0.2%	192,369

	TOTAL NET ASSETS — 100.0%	$98,857,904

4	See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
9/27/11	Citibank N.A.	AUD	700,000	$745,884	$(21,169)
9/27/11	Credit Suisse International	AUD	400,000	426,220	8,232
9/27/11	Deutsche Bank AG	AUD	4,300,000	4,581,861	(28,672)
10/04/11	Deutsche Bank AG	CAD	1,100,000	1,122,389	(3,483)
10/04/11	Credit Suisse International	CAD	300,000	306,106	3,620
9/06/11	Deutsche Bank AG	CHF	1,200,000	1,489,266	1,998
9/06/11	Citibank N.A.	CHF	800,000	992,844	(46,050)
9/06/11	Goldman Sachs International	CHF	400,000	496,422	(1,660)
9/06/11	Credit Suisse International	CHF	200,000	248,211	(2,951)
9/13/11	Deutsche Bank AG	EUR	25,700,000	36,912,965	167,205
10/11/11	Credit Suisse International	GBP	500,000	811,298	(13,308)
10/11/11	Deutsche Bank AG	GBP	2,000,000	3,245,192	(20,012)
10/11/11	Citibank N.A.	GBP	100,000	162,260	(3,239)
10/11/11	Royal Bank of Scotland PLC	GBP	800,000	1,298,077	(11,372)
9/20/11	Citibank N.A.	JPY	220,000,000	2,873,585	55,967
9/20/11	Deutsche Bank AG	JPY	2,260,000,000	29,519,550	918,834
9/20/11	Royal Bank of Scotland PLC	JPY	70,000,000	914,322	378
10/25/11	Deutsche Bank AG	NZD	5,900,000	5,007,178	151,891

				$91,153,630	$1,156,209

Sales #
9/27/11	Citibank N.A.	AUD	500,000	$532,775	$(19,070)
9/27/11	Deutsche Bank AG	AUD	400,000	426,220	(23,612)
9/27/11	Credit Suisse International	AUD	500,000	532,775	(13,155)
10/04/11	Citibank N.A.	CAD	1,700,000	1,734,601	9,723
10/04/11	Credit Suisse International	CAD	1,700,000	1,734,601	(15,317)
10/04/11	Deutsche Bank AG	CAD	1,700,000	1,734,601	56,872
10/04/11	Royal Bank of Scotland PLC	CAD	1,500,000	1,530,530	(2,322)
9/06/11	Royal Bank of Scotland PLC	CHF	300,000	372,316	34,830
9/06/11	Credit Suisse International	CHF	500,000	620,527	13,115
9/06/11	Deutsche Bank AG	CHF	2,700,000	3,350,848	(118,477)
9/13/11	Credit Suisse International	EUR	2,000,000	2,872,604	(27,970)
9/13/11	Goldman Sachs International	EUR	300,000	430,891	(1,864)

See accompanying notes to the financial statements.	5

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

9/13/11	Deutsche Bank AG	EUR	500,000	$718,151	$2,297
9/13/11	Citibank N.A.	EUR	500,000	718,151	(16,001)
9/13/11	Royal Bank of Scotland PLC	EUR	1,000,000	1,436,302	(10,129)
9/20/11	Citibank N.A.	JPY	120,000,000	1,567,410	(35,762)
9/20/11	Royal Bank of Scotland PLC	JPY	60,000,000	783,705	(2,566)
9/20/11	Deutsche Bank AG	JPY	460,000,000	6,008,404	(138,247)
10/25/11	Credit Suisse International	NZD	500,000	424,337	(11,347)

				$27,529,749	$(319,002)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

						Net Unrealized
Settlement		Deliver/Units		Receive/In		Appreciation
Date	Counterparty	of Currency		Exchange For		(Depreciation)

	Goldman Sachs
10/18/2011	International	NOK	2,361,375	EUR	300,000	$(8,357)
	Credit Suisse
10/18/2011	International	NOK	2,364,390	EUR	300,000	(8,918)
	Deutsche Bank
10/18/2011	AG	EUR	2,700,000	NOK	21,232,200	71,465
	Goldman Sachs
10/18/2011	International	EUR	400,000	NOK	3,157,256	12,771
	Deutsche Bank
11/01/2011	AG	EUR	700,000	SEK	6,395,970	457
	Credit Suisse
11/01/2011	International	EUR	200,000	SEK	1,826,800	33

						$67,451

6	See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
7	Australian Government Bond 3 Yr.	September 2011	$794,308	$21,618
7	Australian Government Bond 10 Yr.	September 2011	845,901	8,153
2	Canadian Government Bond 10 Yr.	December 2011	264,495	(1,965)
63	Euro BOBL	September 2011	11,017,416	325,813
77	Euro Bund	September 2011	14,883,758	377,315
88	Euro SCHATZ	September 2011	13,821,897	154,327
10	Japanese Government Bond 10 Yr. (TSE)	September 2011	18,598,668	16,612
8	U.S. Treasury Note 10 Yr. (CBT)	September 2011	1,040,250	(899)

			$61,266,693	$900,974

Sales
5	U.S. Treasury Bond 30 Yr. (CBT)	September 2011	$686,562	$(16,421)
12	U.S. Treasury Note 2 Yr. (CBT)	September 2011	2,646,375	1,667
54	UK Gilt Long Bond	December 2011	11,086,134	71,744

			$14,419,071	$56,990

Reverse Repurchase Agreements

Average balance outstanding	$(2,331,523)
Average interest rate	0.21%
Maximum balance outstanding	$(3,704,250)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

See accompanying notes to the financial statements.	7

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Swap Agreements

Credit Default Swaps

								Maximum
								Potential
								Amount of
								Future
						Implied		Payments		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	by the Fund		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Under the Contract (2)		(Depreciation)

21,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.605%	Republic of Italy	N/A		$882,139
15,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	3.540%	Republic of Italy	15,000,000	USD	(1,613,574)

										$(731,435)

Premiums to (Pay) Receive										$—

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

8	See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive			Appreciation/
Amount		Date	Counterparty	(Pay)#	Fixed Rate	Variable Rate	(Depreciation)

28,400,000	SEK	9/21/2016	Citibank N.A.	(Pay)	3.90%	3M SEK STIBOR	$(283,896)
12,700,000	SEK	9/21/2016	Barclays Bank PLC	(Pay)	3.90%	3M SEK STIBOR	(126,954)
			JPMorgan Chase
19,300,000	SEK	9/21/2016	Bank, N.A.	(Pay)	3.90%	3M SEK STIBOR	(192,929)
6,600,000	CHF	9/21/2016	Barclays Bank PLC	Receive	1.90%	6M CHF LIBOR	360,240
1,500,000	CHF	9/21/2016	Citibank N.A.	Receive	1.90%	6M CHF LIBOR	81,873

							$(161,666)

Premiums to (Pay) Receive							$(43,003)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) — Fund pays fixed rate and receives variable rate.

As of August 31, 2011, for the above contracts and/ or agreements, the Fund had sufficient cash and/ or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.
SEK STIBOR - Stockholm Interbank Offered Rate demonimated in Swedish Krona.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(b)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any (Note 4).
(c)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(e)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the financial statements.	9

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $36,522,428) (Note 2)	$39,366,409
Investments in affiliated issuers, at value (cost $59,103,760) (Notes 2 and 10)	59,299,126
Dividends and interest receivable	336,087
Unrealized appreciation on open forward currency contracts (Note 4)	1,509,688
Receivable for variation margin on open futures contracts (Note 4)	257,859
Receivable for open swap contracts (Note 4)	1,324,252
Receivable for expenses reimbursed by Manager (Note 5)	14,873
Other expense reimbursement from Manager (Note 2)	830,768

Total assets	102,939,062

Liabilities:
Payable for investments purchased	242
Payable to affiliate for (Note 5):
Management fee	20,817
Shareholder service fee	12,489
Trustees and Trust Officers or agents unaffiliated with the Manager	72
Due to broker on open futures contracts	314,520
Unrealized depreciation on open forward currency contracts (Note 4)	605,030
Payable for open swap contracts (Note 4)	2,217,353
Accrued expenses	910,635

Total liabilities	4,081,158

Net assets	$98,857,904

Net assets consist of:
Paid-in capital	$161,499,112
Distributions in excess of net investment income	(1,285,036)
Accumulated net realized loss	(65,330,345)
Net unrealized appreciation	3,974,173

$98,857,904

Net assets attributable to:
Class III shares	$98,857,904

Shares outstanding:
Class III	13,320,791

Net asset value per share:
Class III	$7.42

10	See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$559,759
Dividends from affiliated issuers (Note 10)	254,880

Total investment income	814,639

Expenses:
Management fee (Note 5)	125,406
Shareholder service fee – Class III (Note 5)	75,242
Custodian, fund accounting agent and transfer agent fees	41,308
Audit and tax fees	34,684
Registration fees	2,668
Legal fees	2,024
Trustees fees and related expenses (Note 5)	686
Interest expense (Note 2)	290
Miscellaneous	5,843

Total expenses	288,151
Fees and expenses reimbursed by Manager (Note 5)	(85,836)
Indirectly incurred fees waived or borne by Manager (Note 5)	(7,398)
Shareholder service fee waived (Note 5)	(1,747)

Net expenses	193,170

Net investment income (loss)	621,469

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	187,441
Investments in affiliated issuers	(134,067)
Realized gains distributions from affiliated issuers (Note 10)	374
Futures contracts	1,062,180
Written options	157,744
Swap contracts	658,359
Foreign currency, forward contracts and foreign currency related transactions	4,541,473

Net realized gain (loss)	6,473,504

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,965,572
Investments in affiliated issuers	(229,047)
Futures contracts	809,957
Written options	(145,176)
Swap contracts	(909,964)
Foreign currency, forward contracts and foreign currency related transactions	(1,004,858)

Net unrealized gain (loss)	486,484

Net realized and unrealized gain (loss)	6,959,988

Net increase (decrease) in net assets resulting from operations	$7,581,457

See accompanying notes to the financial statements.	11

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$621,469	$2,146,523
Net realized gain (loss)	6,473,504	(1,589,124)
Change in net unrealized appreciation (depreciation)	486,484	16,519,588

Net increase (decrease) in net assets from operations	7,581,457	17,076,987

Distributions to shareholders from:
Net investment income
Class III	(3,321,792)	(7,001,558)

Net share transactions (Note 9):
Class III	(14,085,733)	(110,541,146)

Total increase (decrease) in net assets	(9,826,068)	(100,465,717)

Net assets:
Beginning of period	108,683,972	209,149,689

End of period (including distributions in excess of net investment income of $1,285,036 and accumulated undistributed net investment income of $1,415,287)	$98,857,904	$108,683,972

12	See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009	2008		2007

Net asset value, beginning of period	$7.11		$6.59		$6.17		$9.51	$9.73		$9.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.10		0.09		0.19	0.41		0.41
Net realized and unrealized gain (loss)	0.51		0.77		1.65		(2.32)	0.31		0.38

Total from investment operations	0.56		0.87		1.74		(2.13)	0.72		0.79

Less distributions to shareholders:
From net investment income	(0.25)		(0.35)		(1.32)		(1.21)	(0.94)		(0.54)
From net realized gains	—		—		—		—	—		(0.09)

Total distributions	(0.25)		(0.35)		(1.32)		(1.21)	(0.94)		(0.63)

Net asset value, end of period	$7.42		$7.11		$6.59		$6.17	$9.51		$9.73

Total Return(b)	8.06	%**	13.36%		29.54%		(24.52)%	8.09%		8.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,858		$108,684		$209,150		$211,764	$514,570		$449,478
Net operating expenses to average daily net assets(c)	0.39	%*	0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)	0.39%
Interest expense to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	—	—		—

Total net expenses to average daily net assets(c)	0.39	%*	0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)	1.24	%*	1.45%		1.32%		2.20%	4.26%		4.17%
Portfolio turnover rate	27	%**	46%		29%		47%	51%		32%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g):	0.19	%*	0.16%		0.12%		0.09%	0.07%		0.26	%(h)
Redemption fees consisted of the following per share amounts:†	—		—		$0.00	(i)	$0.01	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
(h)	Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager (Note 2).
(i)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index. The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in: derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets); foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities); shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets); shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets); shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).

14

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the series of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect). As of August 31, 2011, shares of the SDCF, Overlay Fund and GMO Special Purpose Holding Fund (“SPHF”) were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless

15

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.0% of net assets. Those underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 4.9% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements.

16

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and inputs from pricing vendors) to value certain credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
U.S. Government	$—	$3,826,719	$—	$3,826,719
Foreign Government Obligations	—	34,028,990	—	34,028,990

TOTAL DEBT OBLIGATIONS	—	37,855,709	—	37,855,709

Mutual Funds	59,283,016	16,110	—	59,299,126
Short-Term Investments	1,510,700	—	—	1,510,700

Total Investments	60,793,716	37,871,819	—	98,665,535

Derivatives *
Futures Contracts Interest Rate risk	977,249	—	—	977,249
Forward Currency Contracts Foreign Currency risk	—	1,509,688	—	1,509,688

17

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Swap Agreements Credit risk	$—	$882,139	$—	$882,139
Interest Rate risk	—	442,113	—	442,113

Total	$61,770,965	$40,705,759	$—	$102,476,724

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Futures Contracts Interest Rate risk	$(19,285)	$—	$—	$(19,285)
Forward Currency Contracts Foreign Currency risk	—	(605,030)	—	(605,030)
Swap Agreements Credit risk	—	(1,613,574)	—	(1,613,574)
Interest Rate risk	—	(603,779)	—	(603,779)

Total	$(19,285)	$(2,822,383)	$—	$(2,841,668)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the

18

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 29.3% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the

19

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

20

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $987,117.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any, subsequent to February 28, 2011 could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2015	$(23,687,952)
February 29, 2016	(507,910)
February 28, 2017	(20,766,787)
February 28, 2018	(8,506,660)
February 28, 2019	(4,162,554)

Total	$(57,631,863)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

21

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$108,817,216	$—	$(10,151,681)	$(10,151,681)

On October 12, 2006, the Fund paid a dividend under Code Section 860 of $0.09229 per share to shareholders of record as of October 11, 2006. It is anticipated the Fund will be required to make a payment, estimated to be $830,768 to the Internal Revenue Service (“IRS”) related to such dividend, which has been included in accrued expenses on the Statement of Assets and Liabilities. The Manager will make a reimbursement payment to the Fund concurrent with the Fund’s payment to the IRS.

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded

22

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

23

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers

24

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as

25

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

“collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

26

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

27

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect

28

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses.

29

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased currency option contracts to to adjust exposure to currencies and otherwise manage currency exchange rate risk. The Fund had no purchased option contracts outstanding at the end of the period.

30

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written currency option contracts to adjust exposure to foreign currencies and otherwise manage currency exchange rate risk. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount	of Futures		Amount	of Futures
	of Contracts	Contracts	Premiums	of Contracts	Contracts	Premiums

Outstanding, beginning of period	(8,000,000)	—	$(157,744)	—	—	$—
Options written	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options expired	8,000,000	—	157,744	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

31

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap

32

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity’s credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of

33

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

		Interest rate	Foreign currency	Credit	Equity	Other
		contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *		$977,249	$—	$—	$—	$—	$977,249
Unrealized appreciation on forward currency contracts		—	1,509,688	—	—	—	1,509,688
Unrealized appreciation on swap agreements		442,113	—	882,139	—	—	1,324,252

	Total	$1,419,362	$1,509,688	$882,139	$—	$—	$3,811,189

Liabilities:
Unrealized depreciation on futures contracts *		$(19,285)	$—	$—	$—	$—	$(19,285)
Unrealized depreciation on forward currency contracts		—	(605,030)	—	—	—	(605,030)
Unrealized depreciation on swap agreements		(603,779)	—	(1,613,574)	—	—	(2,217,353)

	Total	$(623,064)	$(605,030)	$(1,613,574)	$—	$—	$(2,841,668)

34

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

		Interest rate	Foreign currency	Credit	Equity	Other
		contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)		$—	$(302,277)	$—	$—	$—	$(302,277)
Written Options		—	157,744	—	—	—	157,744
Futures contracts		1,062,180	—	—	—	—	1,062,180
Forward currency contracts		—	4,624,176	—	—	—	4,624,176
Swap agreements		712,959	—	(54,600)	—	—	658,359

	Total	$1,775,139	$4,479,643	$(54,600)	$—	$—	$6,200,182

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)		$—	$259,547	$—	$—	$—	$259,547
Written Options		—	(145,176)	—	—	—	(145,176)
Futures contracts		809,957	—	—	—	—	809,957
Forward currency contracts		—	(1,005,908)	—	—	—	(1,005,908)
Swap agreements		(473,259)	—	(436,705)	—	—	(909,964)

	Total	$336,698	$(891,537)	$(436,705)	$—	$—	$(991,544)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), notional amounts (swap agreements), or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Forward
	currency	Futures	Swap
	contracts	contracts	agreements	Options

Average amount outstanding	$114,497,223	$61,340,703	$104,172,946	$5,681,198

35

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.25% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $686 and $416, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

36

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
Shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.023%	0.004%	0.008%	0.035%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$1,135,284
Investments (non-U.S. Government securities)	22,341,986	21,349,227

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 76.54% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 3.53% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 28.40% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

37

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	14,880	$107,350	21,637	$149,794
Shares issued to shareholders in reinvestment of distributions	211,903	1,512,989	661,554	4,525,027
Shares repurchased	(2,186,950)	(15,706,072)	(17,120,840)	(115,215,967)

Net increase (decrease)	(1,960,167)	$(14,085,733)	(16,437,649)	$(110,541,146)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions		Value,
	beginning of		Sales	Dividend	of Realized	Return of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Emerging Country Debt Fund, Class IV	$3,312,292	$44,273	$—	$44,273	$—	$—	$3,579,632
GMO Short-Duration Collateral Fund	41,317,873	—	—	209,525	—	11,901,757	28,619,991
GMO Special
Purpose Holding Fund	18,733	—	—	—	—	—	16,110
GMO U.S. Treasury Fund	1,600,199	17,751,456	12,400,000	1,082	374	—	6,952,575
GMO World
Opportunity Overlay Fund	22,044,168	375,000	2,500,000	—	—	—	20,130,818

Totals	$68,293,265	$18,170,729	$14,900,000	$254,880	$374	$11,901,757	$59,299,126

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterizations of all distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2012.

38

GMO International Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

39

GMO International Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

40

GMO International Bond Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

41

GMO International Bond Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

42

GMO International Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.43%	$1,000.00	$1,080.60	$2.25
2) Hypothetical	0.43%	$1,000.00	$1,022.97	$2.19

*	Expenses are calculated using the annualized net expense ratio (including interest expense and indirect expense incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

43

GMO International Core Equity Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Core Equity Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.4%
Mutual Funds	1.6
Preferred Stocks	1.3
Short-Term Investments	1.2
Forward Currency Contracts	(0.1)
Futures Contracts	(0.7)
Other	2.3

100.0%

Country Summary*	% of Investments
Japan	25.1%
United Kingdom	21.9
France	11.6
Germany	9.6
Italy	7.2
Switzerland	4.1
Australia	3.6
Spain	3.6
Singapore	2.2
Hong Kong	1.7
Sweden	1.4
Canada	1.3
Netherlands	1.1
Denmark	1.0
Ireland	1.0
Austria	0.7
Belgium	0.7
Finland	0.6
New Zealand	0.6
Greece	0.4
Israel	0.3
Norway	0.2
Portugal	0.1
Malta	0.0 ∧

100.0%

∧	Rounds to 0.0%
*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO International Core Equity Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	17.0%
Energy	13.5
Telecommunication Services	9.9
Capital Goods	9.6
Materials	8.4
Utilities	6.1
Banks	5.1
Automobiles & Components	4.8
Retailing	3.6
Real Estate	3.4
Food, Beverage & Tobacco	2.9
Technology Hardware & Equipment	2.6
Diversified Financials	2.1
Consumer Durables & Apparel	1.9
Software & Services	1.5
Food & Staples Retailing	1.4
Transportation	1.2
Insurance	1.1
Semiconductors & Semiconductor Equipment	1.1
Media	0.7
Household & Personal Products	0.7
Consumer Services	0.7
Commercial & Professional Services	0.5
Health Care Equipment & Services	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.4%

	Australia — 5.1%
625,237	BHP Billiton Ltd	26,601,160
4,355,114	BlueScope Steel Ltd	3,836,156
1,137,490	Boart Longyear Group	4,470,468
2,003,355	Charter Hall Office (REIT)	7,194,454
305,181	Commonwealth Bank of Australia	15,797,413
7,985,316	Dexus Property Group (REIT)	7,349,865
3	Echo Entertainment Group Ltd *	13
4,951,238	Goodman Fielder Ltd	3,688,521
12,346,449	Goodman Group (REIT)	8,621,606
4,437,857	GPT Group (REIT)	14,842,197
9,727,652	Investa Office Fund (REIT)	6,419,238
3,719,347	Mirvac Group (REIT)	4,810,542
345,819	National Australia Bank Ltd	8,820,668
1,508,014	OneSteel Ltd	2,437,041
3,612,133	Pacific Brands Ltd	2,518,306
1,627,792	Qantas Airways Ltd *	2,743,459
838,834	QBE Insurance Group Ltd	12,699,963
4,134,828	Stockland (REIT)	13,266,942
1,262,936	TABCORP Holdings Ltd	3,818,009
10,075,216	Telstra Corp Ltd	32,648,978
592,575	Wesfarmers Ltd	19,537,251
330,897	Westfield Group (REIT)	2,888,760
617,050	Westpac Banking Corp	13,665,340
1	Woodside Petroleum Ltd	38
75	Woolworths Ltd	2,023

	Total Australia	218,678,411

	Austria — 0.7%
19	Erste Group Bank AG	690
865,015	Immofinanz AG *	3,086,300
435,716	OMV AG	17,170,342

See accompanying notes to the financial statements.	3

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Austria — continued
98,205	Raiffeisen International Bank Holding	4,066,335
175,753	Voestalpine AG	6,763,076

	Total Austria	31,086,743

	Belgium — 0.7%
2,668,574	Ageas	5,363,411
249,113	Belgacom SA	8,154,434
114,703	Colruyt SA	6,002,010
36,324	Delhaize Group	2,434,080
1,506,635	Dexia SA *	3,526,090
69,139	Umicore SA	3,337,417

	Total Belgium	28,817,442

	Canada — 2.3%
271,900	BCE Inc	10,933,751
171,300	Canadian Natural Resources Ltd	6,472,072
93,500	Canadian National Railway Co	6,877,162
1,024,300	EnCana Corp	26,012,806
107,100	Magna International Inc Class A	4,067,241
180,400	Methanex Corp	4,680,858
108,200	Metro Inc Class A	5,149,803
81,600	National Bank of Canada	6,043,549
268,800	Research In Motion Ltd *	8,695,583
184,000	Suncor Energy Inc	5,895,967
485,100	Sun Life Financial Inc	13,146,690
1,457,500	Yellow Media Inc	1,205,529

	Total Canada	99,181,011

	Denmark — 1.0%
11	Carlsberg A/S Class B	824
407,170	Novo-Nordisk A/S Class B	43,372,616

	Total Denmark	43,373,440

4	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.6%
131,854	Metso Oyj	4,995,174
226,691	Neste Oil Oyj	2,513,812
1,991,679	Nokia Oyj	12,811,015
137,300	Sampo Oyj Class A	3,942,413
3	Stora Enso Oyj Class R	22
80,474	Tieto Oyj	1,216,418
117,159	UPM–Kymmene Oyj	1,532,600

	Total Finland	27,011,454

	France — 11.4%
2,367,368	Alcatel-Lucent *	8,667,799
129,767	Archos *	1,183,821
96,754	Arkema	7,482,057
287,308	BNP Paribas	14,778,101
35,588	Casino Guichard-Perrachon SA	2,960,664
298,557	Compagnie de Saint-Gobain	14,995,755
44,355	Compagnie Generale des Etablissements Michelin-Class B	3,246,000
719,263	France Telecom SA	13,741,843
239,511	Lagardere SCA	8,180,728
59,750	LVMH Moet Hennessy Louis Vuitton SA	10,083,635
131,879	Peugeot SA	4,030,796
234,945	Renault SA	9,547,056
359,672	Rhodia SA	16,269,760
206,597	Safran SA	7,992,108
2,229,417	Sanofi	162,586,845
91,765	Schneider Electric SA	12,221,140
170,123	Societe Generale	5,696,707
133	STMicroelectronics NV	882
2,594,023	Total SA	126,680,314
156,829	Valeo SA	8,277,763
195,211	Vinci SA	10,185,844
1,068,286	Vivendi SA	25,974,624
144,324	Wendel	12,274,032

	Total France	487,058,274

See accompanying notes to the financial statements.	5

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Germany — 6.6%
83,247	Aareal Bank AG *	1,796,193
166,985	Aixtron AG	3,752,939
172,634	Aurubis AG	10,120,288
744,998	BASF AG	52,979,185
274,622	Bayerische Motoren Werke AG	22,218,550
168,553	Daimler AG (Registered)	9,105,237
171,735	Deutsche Lufthansa AG (Registered)	2,898,206
2,545,259	E.ON AG	55,584,010
133,992	GEA Group AG	3,923,893
2,077,042	Infineon Technologies AG	17,637,331
363,731	Kloeckner & Co SE	6,032,302
207,365	Lanxess AG	12,900,751
150,731	Leoni AG	6,456,123
44,339	Linde AG	6,783,819
81,957	MAN SE	10,713,542
10	MTU Aero Engines Holding AG	678
111,876	RWE AG	4,196,041
110,628	Salzgitter AG	6,850,708
197,759	SAP AG	10,784,662
129,361	Siemens AG (Registered)	13,307,116
210,228	Software AG	9,211,999
243,706	Suedzucker AG	8,521,744
141,786	ThyssenKrupp AG	4,760,883
25,110	Volkswagen AG	3,814,066

	Total Germany	284,350,266

	Greece — 0.4%
990,702	Alpha Bank A.E. *	3,193,823
882,223	National Bank of Greece SA *	3,897,664
689,323	OPAP SA	8,363,278

	Total Greece	15,454,765

6	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.6%
2,228,221	CLP Holdings Ltd	20,608,332
1,892,100	Esprit Holdings Ltd	5,326,971
799,000	Hutchison Whampoa Ltd	7,673,654
7,198,000	Pacific Basin Shipping Ltd	3,506,136
2,204,500	Power Assets Holdings Ltd	17,064,113
260,000	Sun Hung Kai Properties Ltd	3,672,126
526,500	Swire Pacific Ltd	7,039,271
1,704,000	Yue Yuen Industrial Holdings	4,707,408

	Total Hong Kong	69,598,011

	Ireland — 0.9%
799,639	C&C Group Plc	3,496,819
1,116,884	CRH Plc	19,723,434
240,233	DCC Plc	6,549,986
259,848	Kerry Group Plc Class A	10,069,467

	Total Ireland	39,839,706

	Israel — 0.3%
2,085,500	Bezeq Israeli Telecommunication Corp Ltd	4,576,000
391,786	Israel Chemicals Ltd	5,643,177
214,666	Partner Communications Co Ltd	2,369,734

	Total Israel	12,588,911

	Italy — 5.1%
13,831,701	Enel SPA	67,462,263
4,332,355	ENI SPA	87,107,508
360,465	Finmeccanica SPA	2,675,876
517,754	Fondiaria–Sai SPA *	1,127,513
415,093	Mediobanca SPA	3,826,177
328,864	Recordati SPA	3,179,755
253,453	Saipem SPA	11,356,475
1,703,817	Snam Rete Gas SPA	8,231,910
8,253,299	Telecom Italia SPA	10,010,178
13,861,075	Telecom Italia SPA-Di RISP	15,185,017

See accompanying notes to the financial statements.	7

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
1,777,635	Terna SPA	6,449,819
2,833,259	UniCredit SPA	3,830,772

	Total Italy	220,443,263

	Japan — 24.1%
1,847	Advance Residence Investment Corp (REIT)	3,866,359
555,500	Aeon Co Ltd	6,996,427
1,009,400	Alps Electric Co Ltd	9,230,779
602,000	Anritsu Corp	7,365,153
80,000	Asahi Diamond Industrial Co Ltd	1,517,587
672,600	Astellas Pharma Inc	25,418,361
126,600	Bridgestone Corp	2,824,426
134,300	Canon Inc	6,337,411
1,740	CyberAgent Inc	5,759,856
645,700	Daiei Inc *	2,409,779
812,000	Daiichi Chuo Kisen Kaisha *	1,241,258
2,291,000	Daikyo Inc *	4,086,851
652,000	Dainippon Screen Manufacturing Co Ltd	4,306,581
354,800	Daito Trust Construction Co Ltd	32,897,485
1,328,000	Daiwabo Holdings Co Ltd	3,145,356
272,200	Dena Co Ltd	14,196,335
1,365,000	DIC Corp	3,012,556
210,300	Don Quijote Co Ltd	7,926,058
241,900	Eisai Co Ltd	10,324,394
105,800	Fanuc Ltd	17,610,771
60,100	Fast Retailing Co Ltd	11,477,696
1,176,000	Fuji Electric Co Ltd	3,426,591
1,443,000	Fuji Heavy Industries Ltd	9,052,663
193,300	Fuji Oil Co Ltd	3,101,474
656,000	Gunze Ltd	2,182,956
661,000	Hanwa Co Ltd	2,868,773
1,487,500	Haseko Corp *	1,059,852
119,400	Hikari Tsushin Inc	2,800,855
4,793,000	Hitachi Ltd	25,927,866

8	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
324,100	Honda Motor Co Ltd	10,560,800
1,524	INPEX Corp	10,389,651
1,474,000	Isuzu Motors Ltd	6,635,407
1,475,000	Itochu Corp	15,920,505
253,900	JFE Holdings Inc	5,901,289
624,000	Juki Corp	1,383,333
6,228,930	JX Holdings Inc	39,657,399
292,420	K’s Holdings Corp	12,889,033
3,513,000	Kajima Corp	11,168,820
191,800	Kakaku.com Inc	7,113,203
737,300	Kao Corp	19,587,376
3,169,000	Kawasaki Kisen Kaisha Ltd	8,186,596
3,904	KDDI Corp	29,287,754
763,700	Komatsu Ltd	20,370,019
255,400	Konami Corp	9,464,140
125,000	Lawson Inc	6,815,801
1,412,500	Leopalace21 Corp *	3,168,008
2,052,000	Marubeni Corp	13,011,842
3,926,000	Mazda Motor Corp *	8,456,070
50,904	Meiji Holdings Co Ltd	2,247,772
2,051,500	Mitsubishi Chemical Holdings Corp	14,442,397
242,900	Mitsubishi Corp	5,844,608
974,000	Mitsubishi Electric Corp	9,744,997
168,890	Mitsubishi UFJ Lease & Finance Co Ltd	6,844,772
614,600	Mitsui & Co Ltd	10,545,000
1,349,000	Mitsui OSK Lines Ltd	5,711,743
8,160,400	Mizuho Financial Group Inc	12,455,567
45,900	Murata Manufacturing Co Ltd	2,801,469
2,060	Net One Systems Co Ltd	5,585,681
32,900	Nintendo Co Ltd	5,800,484
747,000	Nippon Chemi-Con Corp	4,149,627
3,365,000	Nippon Light Metal Co Ltd	6,477,414
2,461,000	Nippon Steel Corp	7,420,563
671,800	Nippon Telegraph & Telephone Corp	31,454,231

See accompanying notes to the financial statements.	9

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
529,500	Nippon Yakin Koguo Co Ltd *	1,187,703
2,823,000	Nippon Yusen Kabushiki Kaisha	8,579,905
1,930,500	Nissan Motor Co Ltd	17,751,762
113,450	Nitori Holdings Co Ltd	11,630,776
194,100	Nitto Denko Corp	7,604,321
584,000	NSK Ltd	4,677,835
14,592	NTT Docomo Inc	26,600,556
1,876,000	Obayashi Corp	9,230,694
681,000	OKUMA Corp	5,261,341
100	Omron Corp	2,414
125,100	Ono Pharmaceutical Co Ltd	7,226,289
156,260	ORIX Corp	14,191,394
3,041,000	Osaka Gas Co Ltd	12,361,550
107,960	Point Inc	5,109,996
566,100	Promise Co Ltd *	4,053,020
5,529,400	Resona Holdings Inc	25,166,100
514,000	Ricoh Company Ltd	4,673,107
768,400	Round One Corp	6,740,491
119,500	Ryohin Keikaku Co Ltd	6,401,048
193,700	Sankyo Co Ltd	9,944,590
8,800	Sawai Pharmaceuticals Co Ltd	900,259
133,500	Secom Co Ltd	6,213,496
100	Seven & I Holdings Co Ltd	2,654
5,469,000	Sojitz Corp	10,298,172
1,907,000	Sumitomo Corp	24,994,501
6,697,000	Taiheiyo Cement Co Ltd	11,905,770
3,576,000	Taisei Corp	9,539,064
270,000	Taisho Pharmaceutical Co Ltd	6,277,040
1,510,300	Takeda Pharmaceutical Co Ltd	73,149,286
393,280	Takefuji Corp * (a) (b)	5,136
916,000	Tokyo Gas Co Ltd	4,214,947
586,000	Tokyo Steel Manufacturing Co	5,562,715
2,066,000	Tokyo Tatemono Co Ltd	6,967,088
356,000	TonenGeneral Sekiyu KK	4,084,824

10	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
415,000	Toray Industries Inc	3,155,414
539,500	Toyota Motor Corp	19,435,665
782,800	Toyota Tsusho Corp	13,102,250
970,500	UNY Co Ltd	8,763,204
58,670	USS Co Ltd	5,094,164
234,420	Yamada Denki Co Ltd	17,238,212
672,000	Zeon Corp	6,778,763

	Total Japan	1,029,943,396

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.1%
53	ASML Holding NV	1,867
208,241	CSM	5,024,659
21	Heineken NV	1,050
3,134,841	ING Groep NV *	27,202,163
998,247	Koninklijke BAM Groep NV	5,029,508
34,709	Koninklijke DSM NV	1,738,826
71,650	Wereldhave NV (REIT)	6,076,944

	Total Netherlands	45,075,017

	New Zealand — 0.6%
1,123,857	Fletcher Building Ltd	7,484,336
7,835,402	Telecom Corp of New Zealand	16,955,440

	Total New Zealand	24,439,776

	Norway — 0.2%
163,421	Acergy SA *	3,786,775
108,680	Frontline Ltd	875,840
70,233	Yara International ASA	3,864,093

	Total Norway	8,526,708

See accompanying notes to the financial statements.	11

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.1%
1,124,672	EDP - Energias de Portugal SA	3,691,862

	Singapore — 2.0%
1,487,000	Ezra Holdings Ltd	1,228,665
35,619,000	Golden Agri-Resources Ltd	19,509,824
2,793,000	Jaya Holdings Ltd *	1,147,280
779,200	M1 Ltd	1,624,117
181	Noble Group Ltd	243
224,030	Oversea-Chinese Banking Corp Ltd	1,629,663
1,346,000	SembCorp Marine Ltd	4,557,808
2,450,000	Singapore Exchange Ltd	14,265,396
2,147,000	Singapore Press Holdings Ltd	6,773,205
9,983,000	Singapore Telecommunications	25,797,795
4,545,000	Suntec Real Estate Investment Trust (REIT)	5,095,038
363,000	Venture Corp Ltd	2,250,742
2,415,000	Yangzijiang Shipbuilding Holdings Ltd	2,326,325

	Total Singapore	86,206,101

	Spain — 3.5%
1,928,112	Banco Popular Espanol SA	10,045,018
2,619,116	Banco Santander SA	24,199,880
57,170	Fomento de Construcciones y Contratas SA	1,485,960
850,059	Gas Natural SDG SA	15,538,018
1,590,612	Iberdrola SA	11,699,471
167,306	Inditex SA	14,218,635
977,345	Repsol YPF SA	28,128,114
2,139,826	Telefonica SA	44,487,287

	Total Spain	149,802,383

	Sweden — 1.3%
136,371	Alfa Laval AB	2,677,026
545,337	Atlas Copco AB Class A	12,288,584
338,316	Boliden AB	4,645,755
391,636	Ericsson LM B Shares	4,395,202

12	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
224,603	Hennes & Mauritz AB Class B	6,997,090
144,597	NCC Class B	2,774,875
125	Sandvik AB	1,662
7	Skandinaviska Enskilda Banken AB Class A	41
116,032	SKF AB Class B	2,732,937
1,074,686	Swedbank AB Class A	14,774,715
643,136	Trelleborg AB Class B	5,414,268
5	Volvo AB Class B	62

	Total Sweden	56,702,217

	Switzerland — 4.0%
2	Clariant AG (Registered) *	22
252,460	Compagnie Financiere Richemont SA Class A	14,595,632
655,987	Nestle SA (Registered)	40,588,930
1,372,272	Novartis AG (Registered)	80,070,775
79,945	Roche Holding AG (Non Voting)	13,979,508
21,925	Swatch Group AG	9,974,771
10,042	Swisscom AG (Registered)	4,502,214
25,440	Syngenta AG (Registered) *	8,053,238

	Total Switzerland	171,765,090

	United Kingdom — 20.8%
1,902,924	3i Group Plc	6,565,930
324,415	Aggreko Plc	10,182,683
147,496	Antofagasta Plc	3,204,902
2,193,956	ARM Holdings Plc	20,127,901
135,137	ASOS Plc *	4,325,785
2,742,407	AstraZeneca Plc	129,856,652
1,571,628	BAE Systems Plc	7,012,947
5,494,780	Barclays Plc	15,182,118
260,668	BBA Aviation Plc	707,789
1,270,057	BG Group Plc	27,389,636
292,640	BHP Billiton Plc	9,960,228
3,590,035	BP Plc	23,432,253

See accompanying notes to the financial statements.	13

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
357,698	British American Tobacco Plc	15,914,580
12,176,757	BT Group Plc	33,771,847
1,061,846	Burberry Group Plc	23,681,709
256,909	Capita Group Plc	2,954,053
266	Centrica Plc	1,289
312,926	Diageo Plc	6,287,679
5,879,076	Dixons Retail Plc *	1,154,144
1,172,083	Drax Group Plc	9,878,087
65	Eurasian Natural Resources Corp	716
1,119,421	FirstGroup Plc	6,658,303
1,429,769	Game Group Plc	563,200
6,665,463	GlaxoSmithKline Plc	141,903,550
2,494,316	Home Retail Group Plc	5,151,985
355,562	ICAP Plc	2,744,168
587,863	IMI Plc	8,500,821
3,084,613	ITV Plc *	3,064,293
49	Kazakhmys Plc	863
2,794,562	Kesa Electricals Plc	4,942,648
360,190	Lancashire Holdings Ltd	3,982,832
14,681,268	Lloyds Banking Group Plc *	8,008,111
424,491	Next Plc	16,255,034
227,152	Petrofac Ltd	5,033,629
655,960	Prudential Plc	6,607,721
157,419	Reckitt Benckiser Group Plc	8,350,302
567,544	Rio Tinto Plc	34,596,621
10,457,116	Royal Bank of Scotland Group Plc *	4,110,573
574,172	Royal Dutch Shell Group Class A (Amsterdam)	19,199,889
1,489,649	Royal Dutch Shell Plc A Shares (London)	49,830,805
1,724,787	Royal Dutch Shell Plc B Shares (London)	58,043,364
527,846	Scottish & Southern Energy Plc	11,116,761
635,403	Smith & Nephew Plc	6,460,341
186,709	Spectris Plc	4,353,311
1	Stagecoach Group Plc	4
417,783	Standard Chartered Plc	9,491,031

14	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares/
Par Value		Description	Value ($)
		United Kingdom — continued
	433,383	Travis Perkins Plc	5,788,922
	897,287	Trinity Mirror Plc *	645,687
	743,582	Tullett Prebon Plc	4,504,442
	25,466,497	Vodafone Group Plc	66,830,607
	449,763	Weir Group Plc (The)	14,020,721
	220,948	WH Smith Plc	1,787,281
	2,427,575	William Hill Plc	8,875,552
	400,538	Wolseley Plc	10,381,994
	339,538	Xstrata Plc	5,896,891

		Total United Kingdom	889,295,185

		TOTAL COMMON STOCKS (COST $4,091,109,611)	4,042,929,432

		PREFERRED STOCKS — 1.3%

		Germany — 1.3%
	401,654	Porsche Automobil Holding SE 1.68%	27,038,345
	229,262	ProSiebenSat.1 Media AG 8.57%	4,576,437
	153,924	Volkswagen AG 2.12%	25,589,819

		Total Germany	57,204,601

		TOTAL PREFERRED STOCKS (COST $45,306,633)	57,204,601

		MUTUAL FUNDS — 1.6%

		United States — 1.6%
		Affiliated Issuers
	2,699,282	GMO U.S. Treasury Fund	67,509,048

		TOTAL MUTUAL FUNDS (COST $67,509,048)	67,509,048

		SHORT-TERM INVESTMENTS — 1.2%

		Time Deposits — 1.2%
USD	21,900,000	BNP Paribas (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	21,900,000
AUD	1,295,300	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	1,384,611
CAD	272,189	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	277,942

See accompanying notes to the financial statements.	15

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
CHF	7,403	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	9,186
DKK	52,391	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	10,103
HKD	437,964	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	56,251
JPY	16,420,880	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	214,456
NZD	12,099	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/01/11	10,308
SEK	65,339	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	10,303
EUR	22,601	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	32,467
SGD	2,161,917	Citibank (New York) Time Deposit, 0.01%, due 09/01/11	1,795,165
USD	76,919	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	76,919
GBP	226,307	JPMorgan Chase (New York) Time Deposit, 0.11%, due 09/01/11	367,365
NOK	112,919	JPMorgan Chase (New York) Time Deposit, 1.05%, due 09/01/11	21,050
USD	25,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	25,000,000

		Total Time Deposits	51,166,126

		TOTAL SHORT-TERM INVESTMENTS (COST $51,166,126)	51,166,126

		TOTAL INVESTMENTS — 98.5% (Cost $4,255,091,418)	4,218,809,207
		Other Assets and Liabilities (net) — 1.5%	63,612,924

		TOTAL NET ASSETS — 100.0%	$4,282,422,131

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
10/21/11	Royal Bank of Scotland PLC	CHF	6,931,983	$8,614,925	$(885,574)
10/21/11	Brown Brothers Harriman & Co.	CHF	6,931,983	8,614,925	(437,733)
10/21/11	Bank of New York Mellon	CHF	6,931,983	8,614,926	(602,989)
10/21/11	Morgan Stanley Capital Services Inc.	EUR	3,448,000	4,950,040	29,696
10/21/11	Deutsche Bank AG	GBP	14,697,355	23,844,904	(219,075)
10/21/11	Royal Bank of Scotland PLC	GBP	10,579,539	17,164,183	(141,277)

16	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

10/21/11	Bank of America, N.A.	GBP	11,797,412	$19,140,053	$(136,930)
10/21/11	Bank of New York Mellon	GBP	17,876,578	29,002,857	(254,666)
10/21/11	JPMorgan Chase Bank, N.A.	GBP	10,773,188	17,478,358	(159,505)
10/21/11	Barclays Bank PLC	GBP	16,573,977	26,889,525	(256,661)
10/21/11	Brown Brothers Harriman & Co.	GBP	16,512,165	26,789,241	(250,255)
10/21/11	Morgan Stanley Capital Services Inc.	GBP	3,074,371	4,987,842	(2,821)
10/21/11	Barclays Bank PLC	HKD	184,129,190	23,660,954	17,971
10/21/11	Brown Brothers Harriman & Co.	HKD	191,759,640	24,641,482	16,977
10/21/11	JPMorgan Chase Bank, N.A.	HKD	60,254,935	7,742,875	5,782
10/21/11	Morgan Stanley Capital Services Inc.	HKD	184,129,190	23,660,954	16,170
10/21/11	State Street Bank and Trust Company	HKD	284,190,381	36,519,009	13,440
10/21/11	JPMorgan Chase Bank, N.A.	JPY	312,179,000	4,078,744	8,231
10/21/11	Bank of New York Mellon	SEK	40,268,668	6,332,602	100,195
10/21/11	Deutsche Bank AG	SEK	88,995,030	13,995,251	167,558
10/21/11	JPMorgan Chase Bank, N.A.	SEK	94,627,767	14,881,048	230,746
10/21/11	Royal Bank of Scotland PLC	SEK	48,779,995	7,671,083	116,515
10/21/11	Bank of America, N.A.	SGD	70,206,888	58,311,078	(9,978)
10/21/11	Bank of New York Mellon	SGD	14,822,079	12,310,636	(11,575)
10/21/11	Barclays Bank PLC	SGD	21,021,261	17,459,432	(34,959)
10/21/11	Morgan Stanley Capital Services Inc.	SGD	19,020,196	15,797,426	(25,574)
10/21/11	State Street Bank and Trust Company	SGD	14,692,589	12,203,086	(9,190)

				$475,357,439	$(2,715,481)

Sales #
10/21/11	Deutsche Bank AG	CAD	7,813,987	$7,969,853	$(35,623)
10/21/11	State Street Bank and Trust Company	CAD	25,997,258	26,515,828	(186,425)
10/21/11	Royal Bank of Scotland PLC	CAD	6,520,031	6,650,087	(47,731)
10/21/11	Morgan Stanley Capital Services Inc.	CAD	12,007,266	12,246,776	(81,027)
10/21/11	Barclays Bank PLC	CAD	12,307,889	12,553,396	(46,268)
10/21/11	Brown Brothers Harriman & Co.	CAD	15,803,254	16,118,483	(69,194)
10/21/11	State Street Bank and Trust Company	DKK	89,495,296	17,247,514	1,067
10/21/11	Royal Bank of Scotland PLC	DKK	134,728,989	25,964,941	(3,047)
10/21/11	Royal Bank of Scotland PLC	EUR	24,908,163	35,758,819	(6,514)
10/21/11	Bank of America N.A.	EUR	17,275,058	24,800,531	(5,761)
10/21/11	Morgan Stanley Capital Services Inc.	EUR	23,063,000	33,109,854	35,967
10/21/11	Deutsche Bank AG	EUR	34,806,000	49,968,416	100,363

See accompanying notes to the financial statements.	17

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

10/21/11	Deutsche Bank AG	JPY	1,074,552,130	$14,039,455	$(52,444)
10/21/11	Bank of America, N.A.	JPY	1,811,172,000	23,663,689	(26,582)
10/21/11	Brown Brothers Harriman & Co.	JPY	410,698,269	5,365,938	(164,262)
10/21/11	JPMorgan Chase Bank, N.A.	JPY	3,515,649,130	45,933,366	(74,880)
10/21/11	Bank of America N.A.	NZD	12,464,049	10,580,372	(298,243)
10/21/11	Morgan Stanley Capital Services Inc.	NZD	10,386,611	8,816,895	(29,334)

				$377,304,213	$(989,938)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
193	TOPIX	September 2011	$19,578,926	$(333,310)
740	FTSE/MIB	September 2011	82,515,548	(23,544,678)
143	MSCI Singapore	September 2011	7,815,024	346,204
293	DAX	September 2011	60,807,598	(11,756,968)
313	FTSE 100	September 2011	27,316,915	647,068

			$198,034,011	$(34,641,684)

Sales
295	S&P Toronto 60	September 2011	$43,823,752	$852,884
592	SPI 200	September 2011	68,134,892	3,416,092
1	OMXS 30	September 2011	15,057	(33)

			$111,973,701	$4,268,943

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

18	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
* Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Bankrupt issuer.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

See accompanying notes to the financial statements.	19

GMO International Core Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $4,187,582,370) (Note 2)	$4,151,300,159
Investments in affiliated issuers, at value (cost $67,509,048) (Notes 2 and 10)	67,509,048
Foreign currency, at value (cost $979) (Note 2)	982
Receivable for Fund shares sold	32,069,938
Dividends and interest receivable	14,406,826
Foreign taxes receivable	3,688,543
Unrealized appreciation on open forward currency contracts (Note 4)	860,678
Due from broker on open futures contracts (Note 2)	26,837,220
Receivable for variation margin on open futures contracts (Note 4)	4,083,186
Receivable for expenses reimbursed by Manager (Note 5)	190,402
Miscellaneous receivable	1,592

Total assets	4,300,948,574

Liabilities:
Payable for Fund shares repurchased	11,293,872
Payable to affiliate for (Note 5):
Management fee	1,347,014
Shareholder service fee	283,354
Trustees and Trust Officers or agents unaffiliated with the Manager	15,101
Payable for foreign currency purchased	2,827
Unrealized depreciation on open forward currency contracts (Note 4)	4,566,097
Accrued expenses	1,018,178

Total liabilities	18,526,443

Net assets	$4,282,422,131

20	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,324,671,291
Accumulated undistributed net investment income	47,673,348
Accumulated net realized loss	(1,019,928,992)
Net unrealized depreciation	(69,993,516)

$4,282,422,131

Net assets attributable to:
Class III shares	$742,640,101

Class IV shares	$1,015,464,185

Class VI shares	$2,524,317,845

Shares outstanding:
Class III	26,856,878

Class IV	36,736,989

Class VI	91,399,593

Net asset value per share:
Class III	$27.65

Class IV	$27.64

Class VI	$27.62

See accompanying notes to the financial statements.	21

GMO International Core Equity Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers (net of withholding taxes of $11,561,846)	$107,226,654
Interest	56,898
Dividends from affiliated issuers (Note 10)	17,063

Total investment income	107,300,615

Expenses:
Management fee (Note 5)	9,595,838
Shareholder service fee – Class III (Note 5)	633,910
Shareholder service fee – Class IV (Note 5)	507,768
Shareholder service fee – Class VI (Note 5)	846,135
Custodian and fund accounting agent fees	977,224
Legal fees	92,736
Trustees fees and related expenses (Note 5)	47,918
Audit and tax fees	43,424
Transfer agent fees	23,276
Registration fees	8,280
Miscellaneous	53,188

Total expenses	12,829,697
Fees and expenses reimbursed by Manager (Note 5)	(1,179,164)
Expense reductions (Note 2)	(126)

Net expenses	11,650,407

Net investment income (loss)	95,650,208

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	199,167,803
Realized gains distributions from affiliated issuers (Note 10)	2,783
Futures contracts	6,860,770
Swap contracts	(628,857)
Foreign currency, forward contracts and foreign currency related transactions	(14,202,676)

Net realized gain (loss)	191,199,823

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(663,957,758)
Futures contracts	(37,133,422)
Foreign currency, forward contracts and foreign currency related transactions	423,135

Net unrealized gain (loss)	(700,668,045)

Net realized and unrealized gain (loss)	(509,468,222)

Net increase (decrease) in net assets resulting from operations	$(413,818,014)

22	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$95,650,208	$112,967,386
Net realized gain (loss)	191,199,823	10,858,780
Change in net unrealized appreciation (depreciation)	(700,668,045)	982,069,664

Net increase (decrease) in net assets from operations	(413,818,014)	1,105,895,830

Distributions to shareholders from:
Net investment income
Class III	(11,218,241)	(19,384,014)
Class IV	(14,272,312)	(23,845,517)
Class VI	(36,686,850)	(71,405,695)

Total distributions from net investment income	(62,177,403)	(114,635,226)

Net share transactions (Note 9):
Class III	(30,817,653)	(334,920,790)
Class IV	(106,362,907)	236,787,681
Class VI	(705,155,862)	604,118,020

Increase (decrease) in net assets resulting from net share transactions	(842,336,422)	505,984,911

Total increase (decrease) in net assets	(1,318,331,839)	1,497,245,515

Net assets:
Beginning of period	5,600,753,970	4,103,508,455

End of period (including accumulated undistributed net investment income of $47,673,348 and $14,200,543, respectively)	$4,282,422,131	$5,600,753,970

See accompanying notes to the financial statements.	23

GMO International Core Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$30.77		$25.63		$18.15		$37.25		$39.38		$35.23

Income (loss) from investment operations:
Net investment income (loss)†	0.55		0.62		0.55		0.92		1.01		0.86
Net realized and unrealized gain (loss)	(3.28)		5.11		7.79		(18.54)		(0.51)		6.06

Total from investment operations	(2.73)		5.73		8.34		(17.62)		0.50		6.92

Less distributions to shareholders:
From net investment income	(0.39)		(0.59)		(0.86)		(1.19)		(0.68)		(0.77)
From net realized gains	—		—		—		(0.29)		(1.95)		(2.00)

Total distributions	(0.39)		(0.59)		(0.86)		(1.48)		(2.63)		(2.77)

Net asset value, end of period	$27.65		$30.77		$25.63		$18.15		$37.25		$39.38

Total Return(a)	(8.95	)%**	22.61%		45.97%		(48.61)%		0.69%		20.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$742,640		$857,774		$1,017,207		$855,690		$917,685		$877,816
Net expenses to average daily net assets	0.53	%(b)(c)*	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)	0.53	%(d)	0.53%
Net investment income (loss) to average daily net assets	3.65	%*	2.28%		2.22%		3.08%		2.44%		2.29%
Portfolio turnover rate	13	%**	40%		48%		41%		43%		47%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

24	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$30.75		$25.62		$18.14		$37.23		$39.36		$35.21

Income (loss) from investment operations:
Net investment income (loss)†	0.56		0.61		0.64		0.94		1.04		0.85
Net realized and unrealized gain (loss)	(3.27)		5.13		7.71		(18.53)		(0.52)		6.09

Total from investment operations	(2.71)		5.74		8.35		(17.59)		0.52		6.94

Less distributions to shareholders:
From net investment income	(0.40)		(0.61)		(0.87)		(1.21)		(0.70)		(0.79)
From net realized gains	—		—		—		(0.29)		(1.95)		(2.00)

Total distributions	(0.40)		(0.61)		(0.87)		(1.50)		(2.65)		(2.79)

Net asset value, end of period	$27.64		$30.75		$25.62		$18.14		$37.23		$39.36

Total Return(a)	(8.91	)%**	22.68%		46.04%		(48.56)%		0.75%		20.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,015,464		$1,235,303		$797,730		$1,166,165		$947,063		$711,712
Net expenses to average daily net assets	0.47	%(b)(c)*	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)	0.47	%(d)	0.47%
Net investment income (loss) to average daily net assets	3.74	%**	2.24%		2.65%		3.18%		2.51%		2.27%
Portfolio turnover rate	13	%**	40%		48%		41%		43%		47%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO International Core Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007(a)

Net asset value, beginning of period	$30.72		$25.60		$18.13		$37.22		$39.35		$36.09

Income (loss) from investment operations:
Net investment income (loss)†	0.58		0.61		0.52		0.92		0.98		0.74
Net realized and unrealized gain (loss)	(3.28)		5.13		7.83		(18.50)		(0.45)		5.33

Total from investment operations	(2.70)		5.74		8.35		(17.58)		0.53		6.07

Less distributions to shareholders:
From net investment income	(0.40)		(0.62)		(0.88)		(1.22)		(0.71)		(0.81)
From net realized gains	—		—		—		(0.29)		(1.95)		(2.00)

Total distributions	(0.40)		(0.62)		(0.88)		(1.51)		(2.66)		(2.81)

Net asset value, end of period	$27.62		$30.72		$25.60		$18.13		$37.22		$39.35

Total Return(b)	(8.89	)%**	22.69%		46.11%		(48.56)%		0.78%		17.24	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,524,318		$3,507,677		$2,288,572		$1,098,838		$3,567,360		$1,377,829
Net expenses to average daily net assets	0.44	%(c)(d)*	0.44	%(c)(d)	0.44	%(c)	0.44	%(e)	0.44	%(e)	0.44	%*
Net investment income (loss) to average daily net assets	3.84	%*	2.25%		2.08%		3.07%		2.36%		2.11	%*
Portfolio turnover rate	13	%**	40%		48%		41%		43%		47	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.05	%*

(a)	Period from March 28, 2006 (commencement of operations) through February 28, 2007.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Core Equity Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and

27

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Each class of shares bears a different shareholder service fee.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented less than 0.1% of net assets. The Fund classifies such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

28

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	92.5%

Futures Contracts	(0.7)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

29

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value technique on Level 3 investments: The Fund considered certain bankrupt securities to be near worthless.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$13	$218,678,398	$—	$218,678,411
Austria	—	31,086,743	—	31,086,743
Belgium	—	28,817,442	—	28,817,442
Canada	99,181,011	—	—	99,181,011
Denmark	—	43,373,440	—	43,373,440
Finland	—	27,011,454	—	27,011,454
France	13,741,843	473,316,431	—	487,058,274
Germany	10,713,542	273,636,724	—	284,350,266
Greece	—	15,454,765	—	15,454,765
Hong Kong	—	69,598,011	—	69,598,011
Ireland	—	39,839,706	—	39,839,706
Israel	—	12,588,911	—	12,588,911
Italy	—	220,443,263	—	220,443,263
Japan	—	1,029,938,260	5,136	1,029,943,396
Malta	—	0 *	—	0	*
Netherlands	—	45,075,017	—	45,075,017
New Zealand	16,955,440	7,484,336	—	24,439,776
Norway	—	8,526,708	—	8,526,708
Portugal	—	3,691,862	—	3,691,862
Singapore	—	86,206,101	—	86,206,101
Spain	—	149,802,383	—	149,802,383
Sweden	—	56,702,217	—	56,702,217
Switzerland	—	171,765,090	—	171,765,090
United Kingdom	—	889,295,185	—	889,295,185

TOTAL COMMON STOCKS	140,591,849	3,902,332,447	5,136	4,042,929,432

30

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Preferred Stocks
Germany	$—	$57,204,601	$—	$57,204,601

TOTAL PREFERRED STOCKS	—	57,204,601	—	57,204,601

Mutual Funds	67,509,048	—	—	67,509,048

Short-Term Investments	51,166,126	—	—	51,166,126

Total Investments	259,267,023	3,959,537,048	5,136	4,218,809,207

Derivatives **
Forward Currency Contracts
Foreign exchange risk	—	860,678	—	860,678
Futures Contracts
Equity risk	852,884	4,409,364	—	5,262,248

Total Derivatives	852,884	5,270,042	—	6,122,926

Total	$260,119,907	$3,964,807,090	$5,136	$4,224,932,133

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives **
Forward Currency Contracts
Foreign exchange risk	$—	$(4,566,097)	$—	$(4,566,097)
Futures Contracts
Equity risk	—	(35,634,989)	—	(35,634,989)

Total Derivatives	—	(40,201,086)	—	(40,201,086)

Total	$—	$(40,201,086)	$—	$(40,201,086)

* Represents the interest in securities that have no value at August 31, 2011.

31

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

** Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net value of the Fund’s direct investments in securities using Level 3 inputs was less than 0.1% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
										Investments
	Balances					Change in			Balances	Still
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Common Stocks
Japan	$4,808	$—	$—	$—	$—	$328	$—	$—	$5,136	$328

Total	$4,808	$—	$—	$—	$—	$328	$—	$—	$5,136	$328

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transfers out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the

32

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

33

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $7,185,707.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(215,235,940)
February 28, 2018	(906,840,158)
February 28, 2019	(47,181,759)

Total	$(1,169,257,857)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$4,325,360,057	$465,010,928	$(571,561,778)	$(106,550,850)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would

34

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

35

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

36

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including

37

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even

38

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves

39

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able

40

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid

41

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

42

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, The Fund held swap agreements to achieve returns comparable to holding and lending a direct equity position. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. The Fund held no rights or warrants at the end of the period.

43

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on forward currency contracts	$—	$860,678	$—	$—	$—	$860,678
Unrealized appreciation on futures contracts *	—	—	—	5,262,248	—	5,262,248

Total	$—	$860,678	$—	$5,262,248	$—	$6,122,926

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(4,566,097)	$—	$—	$—	$(4,566,097)
Unrealized depreciation on futures contracts *	—	—	—	(35,634,989)	—	(35,634,989)

Total	$—	$(4,566,097)	$—	$(35,634,989)	$—	$(40,201,086)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$(538,689)	$—	$(538,689)
Forward currency contracts	—	(14,531,170)	—	—	—	(14,531,170)
Futures contracts	—	—	—	6,860,770	—	6,860,770
Swap agreements	—	—	—	(628,857)	—	(628,857)

Total	$—	$(14,531,170)	$—	$5,693,224	$—	$(8,837,946)

Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$209,248	$—	$—	$—	$209,248
Futures contracts	—	—	—	(37,133,422)	—	(37,133,422)

Total	$—	$209,248	$—	$(37,133,422)	$—	$(36,924,174)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

44

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward
	currency	Futures	Rights and/or
	contract	contracts	Warrants	Swap Agreements

Average amount outstanding	$996,973,287	$414,865,816	$785,723	$112,218

*	During the period ended August 31, 2011, the Fund did not hold swap agreements at any month-end, therefore, the average amount outstanding was calculated using daily outstanding notional amounts.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.38% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.09% for Class IV shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.38% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These

45

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $47,918 and $18,320, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $635,166,674 and $1,481,696,033, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 20.58% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, less than 0.01% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 47.14% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

46

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	1,456,871	$44,245,554	2,463,046	$66,280,281
Shares issued to shareholders in reinvestment of distributions	348,053	10,361,527	560,802	15,619,160
Shares repurchased	(2,824,503)	(85,424,734)	(14,833,654)	(416,820,231)

Net increase (decrease)	(1,019,579)	$(30,817,653)	(11,809,806)	$(334,920,790)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	436,933	$12,045,636	13,529,839	$370,185,016
Shares issued to shareholders in reinvestment of distributions	419,841	12,490,271	844,993	23,555,860
Shares repurchased	(4,288,353)	(130,898,814)	(5,342,796)	(156,953,195)

Net increase (decrease)	(3,431,579)	$(106,362,907)	9,032,036	$236,787,681

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	5,941,120	$167,661,755	40,476,055	$1,042,988,639
Shares issued to shareholders in reinvestment of distributions	1,231,967	36,626,374	2,563,418	71,321,453
Shares repurchased	(29,941,085)	(909,443,991)	(18,277,138)	(510,192,072)

Net increase (decrease)	(22,767,998)	$(705,155,862)	24,762,335	$604,118,020

47

GMO International Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO U.S. Treasury Fund	$52,104,000	$109,839,000	$94,442,924	$17,063	$2,783	$67,509,048

Totals	$52,104,000	$109,839,000	$94,442,924	$17,063	$2,783	$67,509,048

48

GMO International Core Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

49

GMO International Core Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

50

GMO International Core Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

51

GMO International Core Equity Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

52

GMO International Core Equity Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.53%	$1,000.00	$910.50	$2.55
2) Hypothetical	0.53%	$1,000.00	$1,022.47	$2.69

Class IV

1) Actual	0.47%	$1,000.00	$910.90	$2.26
2) Hypothetical	0.47%	$1,000.00	$1,022.77	$2.39

Class VI

1) Actual	0.44%	$1,000.00	$911.10	$2.11
2) Hypothetical	0.44%	$1,000.00	$1,022.92	$2.24

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

53

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.6%
Short-Term Investments	3.4
Preferred Stocks	3.3
Investment Funds	0.2
Debt Obligations	0.1
Rights/Warrants	0.0	∧
Swap Agreements	(0.0	)∧
Forward Currency Contracts	(0.0	)∧
Futures Contracts	(0.6)
Other	2.0

	100.0%

Country / Region Summary**	% of Investments
Emerging***	26.6%
Japan	18.8
United Kingdom	16.5
Germany	7.3
France	7.0
Switzerland	4.6
Italy	3.6
Spain	2.2
Canada	2.1
Hong Kong	1.9
Sweden	1.9
Singapore	1.8
Australia	1.5
Denmark	0.8
Netherlands	0.8
Finland	0.5
Austria	0.4
Belgium	0.4
Ireland	0.4
Greece	0.3
Israel	0.2
New Zealand	0.2
Norway	0.2

100.0%

1

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes explosure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, and Turkey.
∧	Rounds to 0.0%.

2

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
21,145,666	GMO Emerging Markets Fund, Class VI	271,933,262
1,861,252	GMO Flexible Equities Fund, Class VI	33,353,630
15,912,130	GMO International Growth Equity Fund, Class IV	357,704,675
17,407,463	GMO International Intrinsic Value Fund, Class IV	355,286,322

	TOTAL MUTUAL FUNDS (COST $913,695,226)	1,018,277,889

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
32,222	State Street Eurodollar Time Deposit, 0.01%, due 09/01/11	32,222

	TOTAL SHORT-TERM INVESTMENTS (COST $32,222)	32,222

	TOTAL INVESTMENTS — 100.0% (Cost $913,727,448)	1,018,310,111
	Other Assets and Liabilities (net) — (0.0%)	(95,889)

	TOTAL NET ASSETS — 100.0%	$1,018,214,222

See accompanying notes to the financial statements.	3

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $32,222) (Note 2)	$32,222
Investments in affiliated issuers, at value (cost $913,695,226) (Notes 2 and 10)	1,018,277,889
Receivable for expenses reimbursed by Manager (Note 5)	14,997

Total assets	1,018,325,108

Liabilities:
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	2,575
Accrued expenses	108,311

Total liabilities	110,886

Net assets	$1,018,214,222

Net assets consist of:
Paid-in capital	$1,077,412,953
Accumulated undistributed net investment income	10,906,683
Accumulated net realized loss	(174,688,077)
Net unrealized appreciation	104,582,663

$1,018,214,222

Net assets attributable to:
Class III shares	$1,018,214,222

Shares outstanding:
Class III	101,385,342

Net asset value per share:
Class III	$10.04

4	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$10,982,315
Interest	3

Total investment income	10,982,318

Expenses:
Custodian, fund accounting agent and transfer agent fees	25,944
Legal fees	22,172
Audit and tax fees	17,112
Trustees fees and related expenses (Note 5)	11,250
Registration fees	2,484
Miscellaneous	26,514

Total expenses	105,476
Fees and expenses reimbursed by Manager (Note 5)	(89,884)
Expense reductions (Note 2)	(74)

Net expenses	15,518

Net investment income (loss)	10,966,800

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(61,126,063)
Realized gains distributions from affiliated issuers (Note 10)	24,763,258

Net realized gain (loss)	(36,362,805)

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(47,541,580)

Net realized and unrealized gain (loss)	(83,904,385)

Net increase (decrease) in net assets resulting from operations	$(72,937,585)

See accompanying notes to the financial statements.	5

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,966,800	$15,938,864
Net realized gain (loss)	(36,362,805)	(52,192,432)
Change in net unrealized appreciation (depreciation)	(47,541,580)	281,822,523

Net increase (decrease) in net assets from operations	(72,937,585)	245,568,955

Distributions to shareholders from:
Net investment income
Class III	(1,957,852)	(18,783,271)

Net share transactions (Note 9):
Class III	(184,875,531)	32,524,189
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	434,278	509,786

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(184,441,253)	33,033,975

Total increase (decrease) in net assets	(259,336,690)	259,819,659

Net assets:
Beginning of period	1,277,550,912	1,017,731,253

End of period (including accumulated undistributed net investment income of $10,906,683 and $1,897,735, respectively)	$1,018,214,222	$1,277,550,912

6	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.80		$8.96		$6.17		$16.45		$17.96		$17.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.13		0.28		0.40		0.31		0.33
Net realized and unrealized gain (loss)	(0.84)		1.87		2.81		(7.20)		1.32		2.85

Total from investment operations	(0.74)		2.00		3.09		(6.80)		1.63		3.18

Less distributions to shareholders:
From net investment income	(0.02)		(0.16)		(0.20)		(0.39)		(1.00)		(0.83)
From net realized gains	—		—		(0.10)		(3.09)		(2.14)		(1.52)

Total distributions	(0.02)		(0.16)		(0.30)		(3.48)		(3.14)		(2.35)

Net asset value, end of period	$10.04		$10.80		$8.96		$6.17		$16.45		$17.96

Total Return(b)	(6.89	)%**	22.43%		50.37%		(48.63)%		7.81%		19.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,018,214		$1,277,551		$1,017,731		$519,663		$755,542		$758,757
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)	1.78	%*	1.39%		3.21%		3.46%		1.66%		1.87%
Portfolio turnover rate	5	%**	13%		11%		33%		9%		4%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%		0.02%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00	(f)	$0.01		$0.01		$0.00	(f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

8

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of GMO trust represented 1.3% of net assets. Those underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund either directly or through investments in the underlying funds that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and

9

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	84.2%

Futures Contracts	(0.6)%

Swap Agreements	(0.0)%∧

∧	Rounds to 0.0%.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

10

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$1,018,277,889	$—	$—	$1,018,277,889
Short-Term Investments	32,222	—	—	32,222

Total Investments	1,018,310,111	—	—	1,018,310,111

Total	$1,018,310,111	$—	$—	$1,018,310,111

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities using Level 3 inputs were 1.3% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at

11

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $15,531,973.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(165,440)
February 28, 2019	(3,574,248)

Total	$(3,739,688)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,052,464,306	$—	$(34,154,195)	$(34,154,195)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did

12

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and the fee on cash redemptions were each 0.21% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time.

13

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur/reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those

14

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

15

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment

16

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

17

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $11,250 and $4,341, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.587%	0.080%	0.667%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $64,709,407 and $215,346,710, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 10.34% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.02% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

18

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	1,235,853	$13,366,845	16,477,257	$149,910,732
Shares issued to shareholders in reinvestment of distributions	167,043	1,872,548	1,752,100	17,463,440
Shares repurchased	(18,328,703)	(200,114,924)	(13,525,592)	(134,849,983)
Purchase premiums	—	21,315	—	280,115
Redemption fees	—	412,963	—	229,671

Net increase (decrease)	(16,925,807)	$(184,441,253)	4,703,765	$33,033,975

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Emerging Markets Fund, Class VI	$331,226,965	$24,763,258	$50,536,799	$—	$24,763,258	$271,933,262
GMO Flexible Equities Fund, Class VI	22,278,407	15,396,941	1,718,047	—	—	33,353,630
GMO International Growth Equity Fund, Class IV	461,803,642	8,475,600	91,817,735	2,914,653	—	357,704,675
GMO International Intrinsic Value Fund, Class IV	462,273,821	16,073,608	71,274,129	8,067,662	—	355,286,322

Totals	$1,277,582,835	$64,709,407	$215,346,710	$10,982,315	$24,763,258	$1,018,277,889

19

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

20

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the

21

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

22

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

23

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.67%	$1,000.00	$931.10	$3.25
2) Hypothetical	0.67%	$1,000.00	$1,021.77	$3.40

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

24

GMO International Growth Equity Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.9%
Short-Term Investments	2.4
Mutual Funds	2.1
Preferred Stocks	1.1
Futures Contracts	(0.5)
Rights/Warrants	0.0 ∧
Forward Currency Contracts	0.0 ∧
Other	2.0

100.0%

Country Summary*	% of Investments
United Kingdom	27.0%
Japan	19.5
Germany	12.7
Switzerland	9.7
France	7.1
Sweden	4.3
Hong Kong	3.9
Canada	3.7
Singapore	2.6
Australia	2.2
Denmark	1.8
Netherlands	1.7
Spain	1.1
Finland	0.8
Belgium	0.6
Norway	0.4
Austria	0.3
Greece	0.2
Ireland	0.2
Israel	0.1
Italy	0.1

100.0%

∧	Rounds to 0.0%.
*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO International Growth Equity Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	15.4%
Capital Goods	11.9
Materials	11.6
Food, Beverage & Tobacco	9.5
Automobiles & Components	5.2
Energy	4.7
Technology Hardware & Equipment	4.2
Telecommunication Services	3.9
Retailing	3.7
Banks	3.7
Software & Services	2.9
Utilities	2.6
Food & Staples Retailing	2.5
Household & Personal Products	2.4
Diversified Financials	2.1
Media	2.0
Transportation	1.9
Commercial & Professional Services	1.9
Health Care Equipment & Services	1.8
Consumer Durables & Apparel	1.7
Insurance	1.3
Consumer Services	1.2
Real Estate	1.1
Semiconductors & Semiconductor Equipment	0.8

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.9%

	Australia — 4.6%
1,234,629	BHP Billiton Ltd	52,528,184
717,040	BlueScope Steel Ltd	631,597
83,531	Cochlear Ltd	6,778,082
198,959	CSL Ltd	5,998,726
241,212	Iluka Resources Ltd	4,280,085
370,819	National Australia Bank Ltd	9,458,333
658,412	Qantas Airways Ltd *	1,109,679
28,900	Rio Tinto Ltd	2,260,161
78,943	Sims Metal Management Ltd	1,304,691
1,642,067	Telstra Corp Ltd	5,321,157
477,008	Wesfarmers Ltd	15,726,997
395,783	Westpac Banking Corp	8,765,107
271,020	Woodside Petroleum Ltd	10,243,580
995,147	Woolworths Ltd	26,849,467

	Total Australia	151,255,846

	Austria — 0.3%
39,776	Andritz AG	3,682,156
363,023	Immofinanz AG *	1,295,235
946,419	Immofinanz AG (Entitlement Shares) *	—
43,841	Raiffeisen International Bank Holding	1,815,307
79,113	Voestalpine AG	3,044,313

	Total Austria	9,837,011

	Belgium — 0.6%
51,174	Bekaert NV	2,907,858
122,585	Colruyt SA	6,414,448
69,806	Mobistar SA	4,520,211
66,035	Telenet Group Holding NV *	2,676,211
68,297	Umicore SA	3,296,772

	Total Belgium	19,815,500

See accompanying notes to the financial statements.	3

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Canada — 3.5%
29,500	Agrium Inc	2,529,776
54,700	Barrick Gold Corp	2,784,433
304,300	Canadian National Railway Co	22,382,037
248,400	Enbridge Inc	8,243,643
78,300	IGM Financial Inc	3,543,609
140,600	Imperial Oil Ltd	5,765,849
84,500	Magna International Inc Class A	3,208,981
39,000	Metro Inc Class A	1,856,214
221,800	Potash Corp of Saskatchewan Inc	12,787,530
220,300	Research In Motion Ltd *	7,126,625
172,900	Rogers Communications Inc Class B	6,710,843
75,200	Saputo Inc	3,100,762
127,700	Shoppers Drug Mart Corp	5,185,979
156,300	Silver Wheaton Corp	6,194,223
268,900	Suncor Energy Inc	8,616,442
88,000	Teck Resources Ltd Class B	3,908,915
222,196	Valeant Pharmaceuticals International Inc	9,960,589

	Total Canada	113,906,450

	Denmark — 1.8%
225,760	Danske Bank A/S *	3,333,372
460,228	Novo-Nordisk A/S Class B	49,024,468
42,518	Novozymes A/S Class B	6,208,865

	Total Denmark	58,566,705

	Finland — 0.8%
100,375	Alma Media Corp	927,431
164,942	Kone Oyj Class B	9,749,556
90,602	Metso Oyj	3,432,378
68,893	Nokian Renkaat Oyj	2,554,798
55,668	Sampo Oyj Class A	1,598,443
209,304	UPM–Kymmene Oyj	2,737,982
187,892	Wartsila Oyj	5,222,716

	Total Finland	26,223,304

4	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	France — 6.7%
124,794	Air France–KLM *	1,223,370
37,598	Air Liquide SA	4,883,075
1,821,046	Alcatel-Lucent *	6,667,515
62,909	Arkema	4,864,798
226,419	BNP Paribas	11,646,188
77,048	Bureau Veritas SA	6,269,828
182,709	Carrefour SA	4,866,164
19,406	Christian Dior SA	2,810,370
260,807	Compagnie de Saint-Gobain	13,099,669
75,324	Compagnie Generale des Etablissements Michelin-Class B	5,512,382
184,179	Credit Agricole SA	1,800,655
133,721	Danone SA	9,127,025
55,638	Dassault Systemes SA	4,504,484
92,213	Essilor International SA	7,060,749
103,622	European Aeronautic Defense and Space Co NV	3,281,614
85,766	Eutelsat Communications	3,816,281
18,279	ICADE (REIT)	1,847,873
30,534	Iliad SA	3,657,999
98,477	L’Oreal SA	10,688,283
86,708	Legrand SA	3,434,172
47,766	LVMH Moet Hennessy Louis Vuitton SA	8,061,170
20,651	Neopost SA	1,485,728
120,944	Peugeot SA	3,696,575
210,112	Renault SA	8,537,960
87,798	Rhodia SA	3,971,542
94,497	Safran SA	3,655,572
390,650	Sanofi	28,489,309
100,716	Schneider Electric SA	13,413,223
219,715	SES SA	6,005,679
105,524	Societe Generale	3,533,557
224,805	STMicroelectronics NV	1,491,034
26,889	Technip SA	2,622,318
53,648	Total SA	2,619,925
83,453	Valeo SA	4,404,824

See accompanying notes to the financial statements.	5

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	France — continued
120,682	Vinci SA	6,297,023
41,121	Wendel	3,497,135
49,833	Zodiac Aerospace	4,006,221

	Total France	216,851,289

	Germany — 8.2%
69,960	Adidas AG	4,870,840
66,547	Aixtron AG	1,495,624
18,557	Allianz SE (Registered)	1,908,960
55,119	Aurubis AG	3,231,230
748,934	BASF AG	53,259,087
233,222	Bayerische Motoren Werke AG	18,869,044
59,394	Beiersdorf AG	3,491,394
47,649	Bilfinger & Berger SE	3,996,935
48,998	Continental AG *	3,612,533
178,521	Daimler AG (Registered)	9,643,708
38,948	Deutsche Boerse AG *	2,257,814
314,270	Deutsche Lufthansa AG (Registered)	5,303,632
18,771	Fielmann AG	2,010,921
35,075	Fraport AG	2,453,841
40,104	Fresenius SE & Co KGaA	4,143,357
35,278	Fresenius Medical Care AG & Co	2,389,160
167,947	GEA Group AG	4,918,249
32,400	Hochtief AG	2,305,409
1,032,933	Infineon Technologies AG	8,771,215
107,460	K+S AG	7,541,517
67,192	Kabel Deutschland Holding AG *	3,751,663
150,339	Kloeckner & Co SE	2,493,300
103,865	Lanxess AG	6,461,729
57,630	Leoni AG	2,468,413
53,711	Linde AG	8,217,725
86,361	MAN SE	11,289,239
43,432	Merck KGaA	3,889,614
69,962	Metro AG	3,080,225

6	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
30,846	Rheinmetall AG	2,043,731
801,644	SAP AG	43,717,147
160,793	Siemens AG (Registered)	16,540,465
67,059	Software AG	2,938,464
51,791	Stada Arzneimittel AG	1,821,248
93,514	Suedzucker AG	3,269,933
114,361	ThyssenKrupp AG	3,840,008
40,490	Volkswagen AG	6,150,201

	Total Germany	268,447,575

	Greece — 0.2%
257,869	Alpha Bank A.E. *	831,317
213,637	EFG Eurobank Ergasias *	488,727
381,931	National Bank of Greece SA *	1,687,372
248,210	OPAP SA	3,011,432

	Total Greece	6,018,848

	Hong Kong — 3.8%
2,767,200	AIA Group Ltd	9,793,558
508,500	BOC Hong Kong Holdings Ltd	1,401,573
199,000	Cheung Kong Holdings Ltd	2,804,724
1,460,500	CLP Holdings Ltd	13,507,847
1,393,274	Esprit Holdings Ltd	3,922,589
1,253,000	Galaxy Entertainment Group Ltd *	3,138,182
452,000	Hang Seng Bank Ltd	6,689,133
4,988,374	Hong Kong & China Gas	11,738,099
89,200	Hong Kong Aircraft Engineering Co Ltd	1,199,278
598,900	Hong Kong Exchanges & Clearing Ltd	11,214,839
1,473,000	Hutchison Whampoa Ltd	14,146,799
84,400	Jardine Matheson Holdings Ltd	4,679,874
1,382,500	Power Assets Holdings Ltd	10,701,354
2,309,600	Sands China Ltd *	7,261,544
2,671,000	SJM Holdings Ltd	6,156,888
132,000	Sun Hung Kai Properties Ltd	1,864,310

See accompanying notes to the financial statements.	7

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
469,000	Swire Pacific Ltd	6,270,500
1,408,000	Wynn Macau Ltd	4,528,903
2,540,000	Xinyi Glass Holdings Ltd	1,509,168

	Total Hong Kong	122,529,162

	Ireland — 0.2%
411,227	CRH Plc	7,261,997

	Israel — 0.1%
169,275	Israel Chemicals Ltd	2,438,190

	Italy — 0.4%
66,940	Assicurazioni Generali SPA	1,208,938
1,275,971	Enel SPA	6,223,377
153,164	Mediobanca SPA	1,411,810
56,685	Saipem SPA	2,539,886

	Total Italy	11,384,011

	Japan — 18.8%
41,300	ABC-Mart Inc	1,574,349
315,000	Asahi Glass Co Ltd	3,100,963
86,100	Astellas Pharma Inc	3,253,822
168,600	Bridgestone Corp	3,761,439
821,850	Canon Inc	38,781,841
192	Central Japan Railway Co	1,605,394
294,700	Chugai Pharmaceutical Co Ltd	5,169,065
248,000	Daihatsu Motor Co Ltd	4,137,410
160,700	Daiichi Sankyo Co Ltd	3,213,914
146,500	Daito Trust Construction Co Ltd	13,583,657
117,200	Dena Co Ltd	6,112,456
76,000	Denso Corp	2,429,690
579,000	DIC Corp	1,277,853
178,300	Eisai Co Ltd	7,609,919
133,800	Fanuc Ltd	22,271,467
55,500	Fast Retailing Co Ltd	10,599,203

8	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
521,000	Fuji Heavy Industries Ltd	3,268,494
45,600	Hirose Electric Co Ltd	4,287,820
120,500	Hisamitsu Pharmaceutical Co Inc	5,130,120
3,816,000	Hitachi Ltd	20,642,757
738,800	Honda Motor Co Ltd	24,073,800
427,900	Hoya Corp	9,446,476
23,400	Idemitsu Kosan Co Ltd	2,453,802
1,091,000	IHI Corporation	2,767,373
1,980	INPEX Corp	13,498,366
688,000	Isuzu Motors Ltd	3,097,123
149,000	Itochu Corp	1,608,241
87,700	Ito En Ltd	1,608,656
1,500	Japan Tobacco Inc	6,483,313
138,000	JGC Corp	3,936,797
900,400	JX Holdings Inc	5,732,529
41,200	K’s Holdings Corp	1,815,978
95,600	Kakaku.com Inc	3,545,476
614,800	Kao Corp	16,332,997
767,000	Kawasaki Kisen Kaisha Ltd	1,981,420
1,848	KDDI Corp	13,863,670
43,430	Keyence Corp	11,697,082
1,108,000	Kintetsu Corp	4,218,111
1,095,000	Kobe Steel Ltd	2,048,573
800,300	Komatsu Ltd	21,346,243
142,000	Kuraray Co Ltd	2,047,593
113,300	Lawson Inc	6,177,842
104,100	Makita Corp	4,330,578
1,050,000	Marubeni Corp	6,658,106
875,000	Mazda Motor Corp *	1,884,631
163,000	Mitsubishi Estate Co Ltd	2,691,282
848,000	Mitsubishi Heavy Industries Ltd	3,604,551
1,254,500	Mitsubishi Chemical Holdings Corp	8,831,580
65,800	Mitsubishi Corp	1,583,266
656,000	Mitsubishi Electric Corp	6,563,366

See accompanying notes to the financial statements.	9

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
484,800	Mitsui & Co Ltd	8,317,957
315,000	Mitsui OSK Lines Ltd	1,333,728
120,700	Murata Manufacturing Co Ltd	7,366,826
86,400	Nabtesco Corp	1,936,282
40,100	Nidec Corp	3,511,162
49,900	Nintendo Co Ltd	8,797,694
1,123,600	Nissan Motor Co Ltd	10,331,976
91,050	Nitori Holdings Co Ltd	9,334,351
124,000	Nitto Denko Corp	4,857,989
148,100	Nomura Research Institute Ltd	3,353,653
7,731	NTT Docomo Inc	14,093,263
557,000	Odakyu Electric Railway Co Ltd	4,974,861
73,400	Olympus Corp	2,145,022
54,600	Ono Pharmaceutical Co Ltd	3,153,920
51,400	Oriental Land Co Ltd	5,105,144
12,730	ORIX Corp	1,156,127
4,389	Rakuten Inc	4,958,525
775,700	Resona Holdings Inc	3,530,463
337,000	Ricoh Company Ltd	3,063,885
74,400	Sankyo Co Ltd	3,819,708
44,300	Santen Pharmaceutical Co Ltd	1,761,857
29,500	Sawai Pharmaceuticals Co Ltd	3,017,913
138,700	Secom Co Ltd	6,455,520
163,200	Sega Sammy Holdings Inc	3,792,314
706	Seven Bank Ltd	1,371,602
28,000	Shimamura Co Ltd	2,798,693
361,000	Shimizu Corp	1,620,264
109,100	Shin-Etsu Chemical Co Ltd	5,534,293
187,200	Shionogi & Co Ltd	3,023,479
284,000	Shiseido Co Ltd	5,438,769
36,300	SMC Corp	5,753,056
193,900	SoftBank Corp	6,446,185
203,400	Stanley Electric Co Ltd	2,929,337
345,200	Sumitomo Corp	4,524,437

10	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
138,400	Sysmex Corp	5,227,431
536,600	Takeda Pharmaceutical Co Ltd	25,989,477
641,000	Teijin Ltd	2,471,759
189,700	Terumo Corp	10,013,965
374,000	Tobu Railway Co Ltd	1,713,719
1,229,000	Toray Industries Inc	9,344,587
688,000	Toshiba Corp	3,002,351
92,400	Toyota Tsusho Corp	1,546,561
107,000	Toyo Suisan Kaisha Ltd	2,833,186
158,400	Trend Micro Inc	5,001,622
116,500	Tsumura & Co	3,610,631
142,000	Unicharm Corp	6,746,742
22,420	Yahoo Japan Corp	7,271,496
96,930	Yamada Denki Co Ltd	7,127,804
61,700	Yamato Kogyo Co Ltd	1,593,224

	Total Japan	610,845,264

	Netherlands — 1.5%
226,440	Aegon NV *	1,019,628
80,900	ASML Holding NV	2,850,249
343,353	ING Groep NV *	2,979,400
942,313	Koninklijke KPN NV	13,326,340
340,084	Reed Elsevier NV	4,013,826
760,195	Unilever NV	25,766,153

	Total Netherlands	49,955,596

	Norway — 0.4%
1,015,622	Golden Ocean Group Ltd	886,285
303,962	Norsk Hydro ASA	1,851,571
103,715	TGS Nopec Geophysical Co ASA	2,594,725
143,483	Yara International ASA	7,894,177

	Total Norway	13,226,758

See accompanying notes to the financial statements.	11

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Singapore — 2.5%
2,313,000	Cosco Corp	2,150,241
1,559,000	Ezra Holdings Ltd	1,288,156
1,807,000	Genting Singapore Plc *	2,496,376
11,242,000	Golden Agri-Resources Ltd	6,157,653
1,392,000	Hyflux Ltd	1,999,889
1,373,900	Keppel Corp Ltd	10,611,183
2,275,000	Midas Holdings Ltd	888,563
1,093,000	SATS Ltd	2,060,281
895,000	Sembcorp Industries Ltd	3,205,073
1,069,000	SembCorp Marine Ltd	3,619,834
943,000	Singapore Exchange Ltd	5,490,722
2,509,000	Singapore Press Holdings Ltd	7,915,217
3,057,000	Singapore Technologies Engineering Ltd	7,463,309
5,694,500	Singapore Telecommunications	14,715,571
1,975,000	SMRT Corp Ltd	2,965,380
1,406,000	StarHub Ltd	3,359,955
880,000	Wilmar International Ltd	3,868,031
2,008,000	Yangzijiang Shipbuilding Holdings Ltd	1,934,269

	Total Singapore	82,189,703

	Spain — 1.0%
16,096	Acciona SA	1,505,301
182,709	Distribuidora Internacional de Alimentacion SA *	787,384
65,885	Enagas	1,380,568
215,331	Inditex SA	18,300,079
114,810	Red Electrica de Espana	5,641,044
111,134	Repsol YPF SA	3,198,451
139,304	Telefonica SA	2,896,150

	Total Spain	33,708,977

	Sweden — 4.0%
281,146	Alfa Laval AB	5,519,027
91,996	Alliance Oil Company Ltd SDR *	1,146,003
425,676	Atlas Copco AB	8,552,260

12	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
519,218	Atlas Copco AB Class A	11,700,020
202,951	Boliden AB	2,786,923
140,723	Elekta AB Class B	5,269,395
779,363	Ericsson LM B Shares	8,746,534
842,850	Hennes & Mauritz AB Class B	26,257,429
226,831	Hexagon AB Class B	3,832,120
390,576	Investor AB B Shares	7,687,256
73,407	Kinnevik Investment AB	1,566,015
121,374	Lundin Petroleum AB *	1,839,177
50,685	Millicom International Cellular SA SDR	5,689,092
20,480	Modern Times Group AB Class B	1,056,415
37,627	Oriflame Cosmetics SA SDR	1,697,305
367,307	Sandvik AB	4,883,606
253,826	Scania AB Class B	4,603,095
678,979	Skandinaviska Enskilda Banken AB Class A	4,017,627
298,720	SKF AB Class B	7,035,844
635,590	Swedbank AB Class A	8,738,051
106,602	Swedish Match AB	3,866,180
392,301	Volvo AB Class B	4,873,458

	Total Sweden	131,362,832

	Switzerland — 9.5%
131,896	Compagnie Financiere Richemont SA Class A	7,625,388
21,061	Geberit AG (Registered) *	4,412,036
25,499	Kuehne & Nagel International AG (Registered)	3,554,637
1,650,832	Nestle SA (Registered)	102,144,560
72,257	Nobel Biocare Holding AG *	916,169
935,740	Novartis AG (Registered)	54,599,545
717,785	Roche Holding AG (Non Voting)	125,514,809
4,260	SGS SA (Registered)	7,901,446
5,973	Swisscom AG (Registered)	2,677,925

	Total Switzerland	309,346,515

See accompanying notes to the financial statements.	13

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 24.0%
400,314	Admiral Group Plc	8,865,709
417,212	Aggreko Plc	13,095,380
300,267	AMEC Plc	4,447,279
823,027	Ando Corp	2,675,080
327,584	Antofagasta Plc	7,117,987
1,001,102	ARM Holdings Plc	9,184,360
151,674	ASOS Plc *	4,855,141
336,160	AstraZeneca Plc	15,917,627
853,308	BAE Systems Plc	3,807,646
884,002	Balfour Beatty Plc	3,580,480
1,631,101	Barclays Plc	4,506,744
1,483,379	BG Group Plc	31,990,069
358,293	BHP Billiton Plc	12,194,778
691,670	BP Plc	4,514,548
1,690,380	British American Tobacco Plc	75,207,821
881,381	British Sky Broadcasting Group Plc	9,446,151
6,404,384	BT Group Plc	17,762,355
902,736	Burberry Group Plc	20,133,175
653,827	Capita Group Plc	7,517,991
1,174,242	Centrica Plc	5,689,576
243,230	Chemring Group Plc	2,206,108
1,477,786	Cobham Plc	4,588,503
332,023	Croda International Plc	9,710,583
1,935,967	Diageo Plc	38,899,739
126,372	Eurasian Natural Resources Corp	1,391,185
897,556	Experian Plc	10,230,122
246,159	Fresnillo Plc	8,390,546
1,229,254	GKN Plc	4,023,951
4,464,800	GlaxoSmithKline Plc	95,052,807
1,117,071	HSBC Holdings Plc	9,729,710
602,106	ICAP Plc	4,646,954
336,543	IMI Plc	4,866,596
513,363	Inchcape Plc	2,686,035
264,846	Inmarsat Plc	2,020,026

14	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
163,714	InterContinental Hotels Group Plc	2,759,309
430,040	International Power Plc	2,369,700
205,634	Intertek Group Plc	6,730,503
183,276	Investec Plc	1,283,597
2,830,044	ITV Plc *	2,811,401
304,759	John Wood Group Plc	2,933,472
82,336	Johnson Matthey Plc	2,275,091
616,471	Kingfisher Plc	2,363,562
320,007	Land Securities Group Plc (REIT)	3,822,771
2,058,267	Legal & General Group Plc	3,503,680
721,266	LG Group Holdings Plc	5,240,203
19,778,916	Lloyds Banking Group Plc *	10,788,697
131,775	London Stock Exchange Group Plc	1,964,551
1,030,058	Man Group Plc	3,730,696
1,364,099	Marks & Spencer Group Plc	7,130,991
307,887	Micro Focus International Plc	1,550,778
485,366	National Grid Plc	4,889,892
213,711	Next Plc	8,183,635
279,761	Pearson Plc	5,056,608
199,823	Pennon Group Plc	2,094,361
331,337	Petrofac Ltd	7,342,342
821,606	Prudential Plc	8,276,333
525,679	Reckitt Benckiser Group Plc	27,884,681
1,028,647	Reed Elsevier Plc	8,393,445
549,217	Resolution Ltd	2,375,001
241,297	Rightmove Plc	5,084,804
623,726	Rio Tinto Plc	38,021,390
3,653,248	Royal Bank of Scotland Group Plc *	1,436,050
79,434	Royal Dutch Shell Plc A Shares (London)	2,657,176
562,800	Royal Dutch Shell Plc B Shares (London)	18,939,617
658,507	Sage Group Plc (The)	2,686,308
159,492	Schroders Plc	3,838,955
374,847	Scottish & Southern Energy Plc	7,894,508
205,936	Severn Trent Plc	4,901,312

See accompanying notes to the financial statements.	15

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
461,441	Shire Plc	14,865,474
986,291	Smith & Nephew Plc	10,027,928
310,046	Smiths Group Plc	4,998,876
121,395	Spectris Plc	2,830,449
771,391	Standard Chartered Plc	17,524,159
333,178	Tate & Lyle Plc	3,134,247
978,997	Tesco Plc	6,017,491
464,612	Thomas Cook Group Plc	322,880
280,882	TUI Travel Plc	696,807
346,578	Tullett Prebon Plc	2,099,487
196,456	Unilever Plc	6,592,187
21	Vodafone Group Plc	55
289,784	Weir Group Plc (The)	9,033,603
414,605	William Hill Plc	1,515,854
228,713	Wolseley Plc	5,928,269
739,377	Xstrata Plc	12,841,053

	Total United Kingdom	780,597,001

	TOTAL COMMON STOCKS (COST $2,938,472,009)	3,025,768,534

	PREFERRED STOCKS — 1.1%

	Germany — 1.1%
20,085	Hugo Boss AG 2.94%	1,983,013
141,111	Porsche Automobil Holding SE 1.10%	9,499,240
168,386	ProSiebenSat.1 Media AG 8.27%	3,361,255
122,500	Volkswagen AG 1.97%	20,365,588

	Total Germany	35,209,096

	TOTAL PREFERRED STOCKS (COST $28,985,926)	35,209,096

16	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%
	19,162	Kinross Gold Corp, Warrants, Strike 21.30, Expires 09/17/14 *	58,701

		TOTAL RIGHTS/WARRANTS (COST $67,723)	58,701

		MUTUAL FUNDS — 2.1%

		United States — 2.1%
		Affiliated Issuers
	2,699,285	GMO U.S. Treasury Fund	67,509,120

		TOTAL MUTUAL FUNDS (COST $67,509,120)	67,509,120

		SHORT-TERM INVESTMENTS — 2.4%

		Time Deposits — 2.4%
USD	25,000,000	BNP Paribas (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	25,000,000
AUD	9,861	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	10,541
CAD	9,932	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	10,142
CHF	7,402	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	9,186
DKK	52,393	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	10,103
HKD	78,064	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	10,026
JPY	79,460,360	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	1,037,748
NOK	55,287	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.05%, due 09/01/11	10,307
NZD	1,474	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/01/11	1,256
SEK	65,340	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	10,303
USD	3,994	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/11	3,994
EUR	95,115	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	136,632
SGD	1,512,298	Citibank (New York) Time Deposit, 0.01%, due 09/01/11	1,255,749
USD	25,000,000	Commerzbank (Frankfurt) Time Deposit, 0.11%, due 09/01/11	25,000,000
GBP	152,695	JPMorgan Chase (New York) Time Deposit, 0.11%, due 09/01/11	247,870

See accompanying notes to the financial statements.	17

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	1,100,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	1,100,000
USD	25,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	25,000,000

		Total Time Deposits	78,853,857

		TOTAL SHORT-TERM INVESTMENTS (COST $78,853,857)	78,853,857

		TOTAL INVESTMENTS — 98.5% (Cost $3,113,888,635)	3,207,399,308
		Other Assets and Liabilities (net) — 1.5%	48,387,502

		TOTAL NET ASSETS — 100.0%	$3,255,786,810

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
10/21/11	Deutsche Bank AG	CAD	3,010,000	$3,070,041	$36,378
10/21/11	Deutsche Bank AG	CHF	3,000,000	3,728,338	(228,662)
10/21/11	Brown Brothers Harriman & Co.	EUR	1,771,873	2,543,748	(7,466)
10/21/11	Deutsche Bank AG	EUR	3,666,048	5,263,076	59,194
10/21/11	JPMorgan Chase Bank, N.A.	EUR	3,666,048	5,263,076	78,437
10/21/11	Morgan Stanley Capital Services Inc.	EUR	9,092,000	13,052,716	78,305
10/21/11	Royal Bank of Scotland PLC	EUR	1,585,887	2,276,741	415
10/21/11	Bank of America, N.A.	GBP	6,941,915	11,262,523	(80,573)
10/21/11	Bank of New York Mellon	GBP	4,714,159	7,648,224	(67,157)
10/21/11	Barclays Bank PLC	GBP	14,524,664	23,564,731	(224,925)
10/21/11	Brown Brothers Harriman & Co.	GBP	11,311,128	18,351,109	(171,429)
10/21/11	JPMorgan Chase Bank, N.A.	GBP	9,222,831	14,963,068	(136,551)
10/21/11	Morgan Stanley Capital Services Inc.	GBP	16,680,795	27,062,826	(82,610)
10/21/11	Royal Bank of Scotland PLC	GBP	2,664,092	4,322,208	(35,576)
10/21/11	State Street Bank and Trust and Company	GBP	7,378,829	11,971,370	(105,043)
10/21/11	Barclays Bank PLC	HKD	114,596,892	14,725,920	11,185
10/21/11	Brown Brothers Harriman & Co.	HKD	136,659,856	17,561,054	12,098
10/21/11	JPMorgan Chase Bank, N.A.	HKD	86,921,174	11,169,538	7,020
10/21/11	Morgan Stanley Capital Services Inc.	HKD	114,596,892	14,725,920	10,064

18	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

10/21/11	State Street Bank and Trust Company	HKD	189,719,783	$24,379,356	$8,972
10/21/11	Bank of New York Mellon	JPY	1,048,626,376	13,700,724	25,367
10/21/11	Barclays Bank PLC	JPY	423,543,931	5,533,771	22,034
10/21/11	Deutsche Bank AG	JPY	1,590,642,662	20,782,384	77,631
10/21/11	JPMorgan Chase Bank, N.A.	JPY	1,802,260,001	23,547,250	43,527
10/21/11	Morgan Stanley Capital Services Inc.	JPY	607,020,455	7,930,966	14,313
10/21/11	Bank of America, N.A.	SGD	14,891,566	12,368,349	(2,116)
10/21/11	Bank of New York Mellon	SGD	14,413,175	11,971,016	(11,256)
10/21/11	Barclays Bank PLC	SGD	28,088,454	23,329,164	(46,713)
10/21/11	Brown Brothers Harriman & Co.	SGD	10,032,082	8,332,253	24,403
10/21/11	Morgan Stanley Capital Services Inc.	SGD	20,027,257	16,633,852	34,636
10/21/11	Royal Bank of Scotland PLC	SGD	29,488,418	24,491,919	(9,381)
10/21/11	State Street Bank and Trust Company	SGD	14,413,175	11,971,016	(9,015)

				$417,498,247	$(674,494)

Sales #
10/21/11	Bank of New York Mellon	CAD	31,287,488	$31,911,583	$(229,013)
10/21/11	Deutsche Bank AG	CAD	38,057,437	38,816,573	(173,500)
10/21/11	Royal Bank of Scotland PLC	CAD	21,864,996	22,301,139	(160,066)
10/21/11	State Street Bank and Trust Company	CAD	13,842,719	14,118,841	(99,265)
10/21/11	Bank of America, N.A.	CHF	10,784,955	13,403,321	454,227
10/21/11	Bank of New York Mellon	CHF	13,664,951	16,982,520	563,304
10/21/11	Barclays Bank PLC	CHF	8,039,076	9,990,798	242,762
10/21/11	Brown Brothers Harriman & Co.	CHF	5,838,914	7,256,482	154,247
10/21/11	Deutsche Bank AG	CHF	10,892,767	13,537,307	311,484
10/21/11	JPMorgan Chase Bank, N.A.	CHF	5,885,390	7,314,242	254,759
10/21/11	Royal Bank of Scotland PLC	CHF	3,444,919	4,281,275	154,870
10/21/11	State Street Bank and Trust Company	CHF	12,733,524	15,824,962	520,186
10/21/11	Barclays Bank PLC	NOK	35,853,139	6,664,844	(98,335)
10/21/11	Royal Bank of Scotland PLC	NOK	20,292,609	3,772,252	(76,259)
10/21/11	Bank of New York Mellon	SEK	48,727,046	7,662,756	(121,240)
10/21/11	Barclays Bank PLC	SEK	46,389,309	7,295,127	(85,661)
10/21/11	Brown Brothers Harriman & Co.	SEK	165,313,119	25,996,941	(257,658)
10/21/11	JPMorgan Chase Bank, N.A.	SEK	185,461,964	29,165,524	(452,241)
10/21/11	State Street Bank and Trust Company	SEK	66,282,770	10,423,548	(164,050)

				$286,720,035	$738,551

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	19

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
28	Amesterdam Exchanges	September 2011	$2,357,176	$30,735
214	CAC 40	September 2011	9,979,604	77,049
493	DAX	September 2011	102,314,491	(21,260,618)
899	FTSE 100	September 2011	78,459,764	(1,897,792)
17	Hang Seng	September 2011	2,237,814	93,886
9	IBEX 35	September 2011	1,127,846	15,349
30	MSCI Singapore	September 2011	1,639,516	72,630
302	OMXS 30	September 2011	4,547,327	18,399
15	S&P Toronto 60	September 2011	2,228,326	87,548
107	TOPIX	September 2011	10,854,638	(31,218)

			$215,746,502	$(22,794,032)

Sales
76	FTSE/MIB	September 2011	$8,474,570	$2,469,340
703	SPI 200	September 2011	80,910,184	4,135,219

			$89,384,754	$6,604,559

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
* Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

20	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $3,046,379,515) (Note 2)	$3,139,890,188
Investments in affiliated issuers, at value (cost $67,509,120) (Notes 2 and 10)	67,509,120
Foreign currency, at value (cost $64,440) (Note 2)	63,232
Receivable for investments sold	300,649
Receivable for Fund shares sold	10,578,575
Dividends and interest receivable	8,143,720
Foreign taxes receivable	3,442,782
Unrealized appreciation on open forward currency contracts (Note 4)	3,199,818
Due from broker on open futures contracts	25,509,341
Receivable for variation margin on open futures contracts (Note 4)	4,609,691
Receivable for expenses reimbursed by Manager (Note 5)	139,624
Miscellaneous receivable	1,511

Total assets	3,263,388,251

Liabilities:
Payable for investments purchased	315,074
Payable for Fund shares repurchased	1,769,596
Payable to affiliate for (Note 5):
Management fee	1,342,433
Shareholder service fee	270,544
Trustees and Trust Officers or agents unaffiliated with the Manager	9,744
Payable for foreign currency purchased	4,885
Unrealized depreciation on open forward currency contracts (Note 4)	3,135,761
Accrued expenses	753,404

Total liabilities	7,601,441

Net assets	$3,255,786,810

See accompanying notes to the financial statements.	21

GMO International Growth Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,599,823,055
Accumulated undistributed net investment income	55,366,746
Accumulated net realized loss	(477,208,811)
Net unrealized appreciation	77,805,820

$3,255,786,810

Net assets attributable to:
Class III shares	$579,257,270

Class IV shares	$2,676,529,540

Shares outstanding:
Class III	25,787,155

Class IV	119,077,328

Net asset value per share:
Class III	$22.46

Class IV	$22.48

22	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $6,359,540)	$65,272,785
Interest	33,952
Dividends from affiliated issuers (Note 10)	17,510

Total investment income	65,324,247

Expenses:
Management fee (Note 5)	8,788,600
Shareholder service fee – Class III (Note 5)	493,377
Shareholder service fee – Class IV (Note 5)	1,285,922
Custodian and fund accounting agent fees	688,988
Legal fees	61,824
Audit and tax fees	41,860
Trustees fees and related expenses (Note 5)	32,048
Transfer agent fees	21,344
Registration fees	368
Miscellaneous	27,214

Total expenses	11,441,545
Fees and expenses reimbursed by Manager (Note 5)	(829,472)
Expense reductions (Note 2)	(20)

Net expenses	10,612,053

Net investment income (loss)	54,712,194

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	165,022,946
Realized gains distributions from affiliated issuers (Note 10)	2,934
Futures contracts	15,385,935
Foreign currency, forward contracts and foreign currency related transactions	(7,964,298)

Net realized gain (loss)	172,447,517

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(382,919,308)
Futures contracts	(18,565,515)
Foreign currency, forward contracts and foreign currency related transactions	4,565,613

Net unrealized gain (loss)	(396,919,210)

Net realized and unrealized gain (loss)	(224,471,693)

Net increase (decrease) in net assets resulting from operations	$(169,759,499)

See accompanying notes to the financial statements.	23

GMO International Growth Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$54,712,194	$57,147,995
Net realized gain (loss)	172,447,517	166,127,735
Change in net unrealized appreciation (depreciation)	(396,919,210)	451,828,666

Net increase (decrease) in net assets from operations	(169,759,499)	675,104,396

Distributions to shareholders from:
Net investment income
Class III	(4,158,365)	(6,873,838)
Class IV	(19,312,346)	(28,588,429)

Total distributions from net investment income	(23,470,711)	(35,462,267)

Net share transactions (Note 9):
Class III	(100,230,246)	(13,932,829)
Class IV	6,039,571	97,906,301

Increase (decrease) in net assets resulting from net share transactions	(94,190,675)	83,973,472

Total increase (decrease) in net assets	(287,420,885)	723,615,601

Net assets:
Beginning of period	3,543,207,695	2,819,592,094

End of period (including accumulated undistributed net investment income of $55,366,746 and $24,125,263, respectively)	$3,255,786,810	$3,543,207,695

24	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$23.86		$19.68		$14.46		$27.68		$31.37		$29.90

Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.37		0.37		0.54		0.69		0.77
Net realized and unrealized gain (loss)	(1.62)		4.03		5.52		(11.93)		1.28		4.80

Total from investment operations	(1.24)		4.40		5.89		(11.39)		1.97		5.57

Less distributions to shareholders:
From net investment income	(0.16)		(0.22)		(0.67)		(0.88)		(0.40)		(0.49)
From net realized gains	—		—		—		(0.95)		(5.26)		(3.61)

Total distributions	(0.16)		(0.22)		(0.67)		(1.83)		(5.66)		(4.10)

Net asset value, end of period	$22.46		$23.86		$19.68		$14.46		$27.68		$31.37

Total Return(a)	(5.24	)%**	22.48%		41.10%		(43.54)%		5.04%		19.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$579,257		$713,815		$599,455		$564,067		$1,018,040		$950,332
Net expenses to average daily net assets	0.65	%(b)(d)*	0.65	%(b)(d)	0.65	%(b)	0.66	%(c)	0.67	%(c)	0.67%
Net investment income (loss) to average daily net assets	3.13	%*	1.74%		2.00%		2.43%		2.13%		2.46%
Portfolio turnover rate	23	%**	59%		65%		63%		92%		74%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.06%		0.06%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO International Growth Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007(a)

Net asset value, beginning of period	$23.88		$19.69		$14.46		$27.70		$31.38		$29.92

Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.38		0.35		0.55		0.73		0.20
Net realized and unrealized gain (loss)	(1.61)		4.05		5.56		(11.95)		1.26		4.48

Total from investment operations	(1.24)		4.43		5.91		(11.40)		1.99		4.68

Less distributions to shareholders:
From net investment income	(0.16)		(0.24)		(0.68)		(0.89)		(0.41)		(0.50)
From net realized gains	—		—		—		(0.95)		(5.26)		(2.72)

Total distributions	(0.16)		(0.24)		(0.68)		(1.84)		(5.67)		(3.22)

Net asset value, end of period	$22.48		$23.88		$19.69		$14.46		$27.70		$31.38

Total Return(b)	(5.22	)%**	22.59%		41.26%		(43.53)%		5.11%		15.79	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,676,530		$2,829,393		$2,220,138		$1,420,407		$2,516,653		$2,864,791
Net expenses to average daily net assets	0.59	%(c)(e)*	0.59	%(c)(e)	0.59	%(c)	0.60	%(d)	0.61	%(d)	0.61	%*
Net investment income (loss) to average daily net assets	3.11	%*	1.79%		1.89%		2.47%		2.24%		1.01	%*
Portfolio turnover rate	23	%**	59%		65%		63%		92%		74	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.06%		0.06%		0.05%		0.05	%*

(a)	Period from July 12, 2006 (commencement of operations) through February 28, 2007.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Growth Equity Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and

27

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of

28

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	90.1%

Futures Contracts	(0.5)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

29

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$151,255,846	$—	$151,255,846
Austria	—	9,837,011	—	9,837,011
Belgium	—	19,815,500	—	19,815,500
Canada	113,906,450	—	—	113,906,450
Denmark	—	58,566,705	—	58,566,705
Finland	—	26,223,304	—	26,223,304
France	—	216,851,289	—	216,851,289
Germany	13,547,053	254,900,522	—	268,447,575
Greece	—	6,018,848	—	6,018,848
Hong Kong	—	122,529,162	—	122,529,162
Ireland	—	7,261,997	—	7,261,997
Israel	—	2,438,190	—	2,438,190
Italy	—	11,384,011	—	11,384,011
Japan	—	610,845,264	—	610,845,264
Netherlands	—	49,955,596	—	49,955,596
Norway	—	13,226,758	—	13,226,758
Singapore	—	82,189,703	—	82,189,703
Spain	787,384	32,921,593	—	33,708,977
Sweden	—	131,362,832	—	131,362,832
Switzerland	—	309,346,515	—	309,346,515
United Kingdom	—	780,597,001	—	780,597,001

TOTAL COMMON STOCKS	128,240,887	2,897,527,647	—	3,025,768,534

Preferred Stocks
Germany	—	35,209,096	—	35,209,096

TOTAL PREFERRED STOCKS	—	35,209,096	—	35,209,096

Rights/Warrants
Canada	—	58,701	—	58,701

TOTAL RIGHTS/WARRANTS	—	58,701	—	58,701

30

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds
United States	$67,509,120	$—	$—	$67,509,120

TOTAL MUTUAL FUNDS	67,509,120	—	—	67,509,120

Short-Term Investments	78,853,857	—	—	78,853,857

Total Investments	274,603,864	2,932,795,444	—	3,207,399,308

Derivatives *
Forward Currency Contracts
Foreign currency risk	—	3,199,818	—	3,199,818
Futures Contracts
Equity risk	87,548	6,912,607	—	7,000,155

Total Derivatives	87,548	10,112,425	—	10,199,973

Total	$274,691,412	$2,942,907,869	$—	$3,217,599,281

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign currency risk	$—	$(3,135,761)	$—	$(3,135,761)
Futures Contracts
Equity risk	—	(23,189,628)	—	(23,189,628)

Total Derivatives	—	(26,325,389)	—	(26,325,389)

Total	$—	$(26,325,389)	$—	$(26,325,389)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative

31

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

32

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(50,291,148)
February 28, 2018	(590,232,407)

Total	$(640,523,555)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$3,122,075,847	$325,511,607	$(240,188,146)	$85,323,461

33

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

34

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers.

35

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of

36

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal

37

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a

38

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets

39

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a

40

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

41

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated

42

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants as a result of corporate actions. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$58,701	$—	$58,701
Unrealized appreciation on futures contracts *	—	—	—	7,000,155	—	7,000,155
Unrealized appreciation on forward currency contracts	—	3,199,818	—	—	—	3,199,818

Total	$—	$3,199,818	$—	$7,058,856	$—	$10,258,674

Liabilities:
Unrealized depreciation on futures contracts *	$—	$—	$—	$(23,189,628)	$—	$(23,189,628)
Unrealized depreciation on forward currency contracts	—	(3,135,761)	—	—	—	(3,135,761)

Total	$—	$(3,135,761)	$—	$(23,189,628)	$—	$(26,325,389)

43

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$33,006	$—	$33,006
Futures contracts	—	—	—	15,385,935	—	15,385,935
Forward currency contracts	—	(8,648,339)	—	—	—	(8,648,339)

Total	$—	$(8,648,339)	$—	$15,418,941	$—	$6,770,602

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$4,068	$—	$4,068
Futures contracts	—	—	—	(18,565,515)	—	(18,565,515)
Forward currency contracts	—	4,282,397	—		—	4,282,397

Total	$—	$4,282,397	$—	$(18,561,447)	$—	$(14,279,050)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period-end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward		Rights
	currency	Futures	and/or
	contracts	contracts	Warrants

Average amount outstanding	$715,507,859	$291,875,958	$174,162

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at an annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

44

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.50% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $32,048 and $11,942, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $814,681,598 and $964,898,717, respectively.

45

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 37.52% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. Three of the shareholders are other funds of the Trust. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, less than 0.01% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 96.89% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	582,618	$13,235,339	3,308,278	$68,564,402
Shares issued to shareholders in reinvestment of distributions	144,751	3,472,579	254,526	5,561,605
Shares repurchased	(4,851,735)	(116,938,164)	(4,112,235)	(88,058,836)

Net increase (decrease)	(4,124,366)	$(100,230,246)	(549,431)	$(13,932,829)

46

GMO International Growth Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	22,715,185	$529,782,297	35,082,074	$722,622,353
Shares issued to shareholders in reinvestment of distributions	804,673	19,312,146	1,299,639	28,446,372
Shares repurchased	(22,948,854)	(543,054,872)	(30,641,075)	(653,162,424)

Net increase (decrease)	571,004	$6,039,571	5,740,638	$97,906,301

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$52,104,025	$80,281,000	$64,881,000	$17,510	$2,934	$67,509,120

Totals	$52,104,025	$80,281,000	$64,881,000	$17,510	$2,934	$67,509,120

47

GMO International Growth Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

48

GMO International Growth Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

49

GMO International Growth Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

50

GMO International Growth Equity Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

51

GMO International Growth Equity Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.65%	$1,000.00	$947.60	$3.18
2) Hypothetical	0.65%	$1,000.00	$1,021.87	$3.30

Class IV

1) Actual	0.59%	$1,000.00	$947.80	$2.89
2) Hypothetical	0.59%	$1,000.00	$1,022.17	$3.00

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

52

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.0%
Mutual Funds	1.3
Short-Term Investments	2.1
Preferred Stocks	0.8
Forward Currency Contracts	(0.0)∧
Futures Contracts	(1.2)
Other	3.0

100.0%

Country Summary*	% of Investments
Japan	25.3%
United Kingdom	20.0
France	12.9
Italy	10.1
Germany	7.9
Spain	5.1
Switzerland	3.4
Singapore	2.6
Canada	2.4
Australia	2.0
Hong Kong	1.4
Sweden	1.1
Austria	0.9
Ireland	0.8
Netherlands	0.7
Belgium	0.6
Finland	0.6
Greece	0.6
New Zealand	0.5
Denmark	0.4
Israel	0.4
Norway	0.2
Portugal	0.1
Malta	0.0 ∧

100.0%

∧	Rounds to 0.0%
*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	16.8%
Energy	15.9
Telecommunication Services	10.1
Capital Goods	8.0
Banks	7.6
Materials	7.4
Utilities	7.0
Automobiles & Components	3.4
Retailing	3.2
Real Estate	3.1
Insurance	2.4
Food, Beverage & Tobacco	2.3
Diversified Financials	2.1
Technology Hardware & Equipment	2.0
Consumer Durables & Apparel	1.5
Food & Staples Retailing	1.5
Transportation	1.4
Software & Services	1.2
Consumer Services	0.9
Household & Personal Products	0.7
Media	0.6
Health Care Equipment & Services	0.4
Semiconductors & Semiconductor Equipment	0.3
Commercial & Professional Services	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.0%

	Australia — 4.6%
598,239	BHP Billiton Ltd	25,452,511
2,907,948	BlueScope Steel Ltd	2,561,435
1,910,199	Charter Hall Office (REIT)	6,859,912
330,517	Commonwealth Bank of Australia	17,108,908
4,814,098	Dexus Property Group (REIT)	4,431,004
7,260,431	Goodman Group (REIT)	5,070,006
3,060,505	GPT Group (REIT)	10,235,710
8,221,532	Investa Office Fund (REIT)	5,425,356
879,555	Macquarie Atlas Roads Group *	1,515,208
6,112,780	Mirvac Group (REIT)	7,906,169
518,682	National Australia Bank Ltd	13,229,816
3,210,115	Pacific Brands Ltd	2,238,027
1,765,578	QBE Insurance Group Ltd	26,730,885
4,674,139	Stockland (REIT)	14,997,366
1,286,266	TABCORP Holdings Ltd	3,888,539
11,861,435	Telstra Corp Ltd	38,437,263
620,316	Wesfarmers Ltd	20,451,874
315,289	Westfield Group (REIT)	2,752,501
1,433,772	Westpac Banking Corp	31,752,665
96,379	Woodside Petroleum Ltd	3,642,779

	Total Australia	244,687,934

	Austria — 0.8%
46,090	Andritz AG	4,266,657
869,353	Immofinanz AG *	3,101,778
1,167,625	Immofinanz AG (Entitlement Shares) *	—
572,631	OMV AG	22,565,776
188,844	Raiffeisen International Bank Holding	7,819,388
193,866	Voestalpine AG	7,460,075

	Total Austria	45,213,674

See accompanying notes to the financial statements.	3

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Belgium — 0.5%
1,554,436	Ageas	3,124,170
287,344	Belgacom SA	9,405,883
55,449	Colruyt SA	2,901,454
2,419,867	Dexia SA *	5,663,395
103,283	KBC Groep NV	2,909,064
56,912	Mobistar SA	3,685,274
14,918	Solvay SA	1,827,350

	Total Belgium	29,516,590

	Canada — 4.6%
43,100	Agrium Inc	3,696,046
59,300	Alimentation Couche Tard Inc	1,736,068
132,100	Bank of Montreal	8,282,385
416,700	BCE Inc	16,756,506
421,500	Bombardier Inc Class B	2,053,053
468,700	Canadian Natural Resources Ltd	17,708,465
126,300	Canadian oil Sands Ltd	3,019,180
62,300	Canadian Tire Corp Ltd	3,511,015
76,400	Canadian Western Bank	2,358,391
235,800	Canadian National Railway Co	17,343,688
116,400	Canadian Pacific Railway Ltd	6,684,710
78,600	Cenovus Energy Inc	2,841,254
1,247,400	EnCana Corp	31,678,585
262,000	First Quantum Minerals Ltd	6,444,991
412,100	Husky Energy Inc	10,259,367
162,700	IGM Financial Inc	7,363,284
44,900	Magna International Inc Class A	1,705,127
714,400	Manulife Financial Corp	9,768,014
202,300	Methanex Corp	5,249,099
122,900	Metro Inc Class A	5,849,453
78,900	National Bank of Canada	5,843,579
797,321	Precision Drilling Corp *	11,121,622
452,900	Research In Motion Ltd *	14,651,151
269,800	RONA Inc	2,735,744

4	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
174,400	Shoppers Drug Mart Corp	7,082,496
292,700	Suncor Energy Inc	9,379,073
902,400	Sun Life Financial Inc	24,455,934
113,700	Teck Resources Ltd Class B	5,050,495
97,045	Valeant Pharmaceuticals International Inc	4,350,327
958,400	Yellow Media Inc	792,713

	Total Canada	249,771,815

	Denmark — 0.4%
97,718	Danske Bank A/S *	1,442,818
10,789	Greentech Energy Systems A/S *	39,244
206,268	Novo-Nordisk A/S Class B	21,972,107

	Total Denmark	23,454,169

	Finland — 0.6%
1	Metso Oyj	38
150,333	Neste Oil Oyj	1,667,066
3,266,746	Nokia Oyj	21,012,589
186,674	Sampo Oyj Class A	5,360,131
37,913	Stockmann Oyj ABP A Shares	941,376
82,652	Tieto Oyj	1,249,340
1	Wartsila Oyj	28

	Total Finland	30,230,568

	France — 12.1%
1,782,676	Alcatel-Lucent *	6,527,028
75,615	Arkema	5,847,363
454,018	BNP Paribas	23,353,071
14,541	Bongrain SA	1,221,261
49,620	Casino Guichard-Perrachon SA	4,128,024
66,891	CNP Assurances	1,183,351
235,915	Compagnie de Saint-Gobain	11,849,407
59,337	Compagnie Generale des Etablissements Michelin-Class B	4,342,417
168,856	Credit Agricole SA	1,650,848

See accompanying notes to the financial statements.	5

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	France — continued
51,407	Dassault Systemes SA	4,161,940
84,032	European Aeronautic Defense and Space Co NV	2,661,217
49,112	Faurecia	1,438,502
1,113,643	France Telecom SA	21,276,650
3,499	Fromageries Bel	803,552
31,331	L’Oreal SA	3,400,536
217,371	Lagardere SCA	7,424,515
34,158	LVMH Moet Hennessy Louis Vuitton SA	5,764,633
360,537	PagesJaunes Groupe	2,347,508
136,432	Peugeot SA	4,169,956
189,140	Renault SA	7,685,757
99,255	Rhodia SA	4,489,799
85,009	Safran SA	3,288,533
3,271,690	Sanofi	238,597,693
84,955	Schneider Electric SA	11,314,194
436,874	Societe Generale	14,629,080
2	STMicroelectronics NV	13
197,537	Technicolor *	862,152
23,713	Technip SA	2,312,583
4,062,607	Total SA	198,399,293
100,885	Valeo SA	5,324,922
149,289	Vinci SA	7,789,697
1,411,850	Vivendi SA	34,328,141
69,070	Wendel	5,874,057

	Total France	648,447,693

	Germany — 5.4%
244,900	Aareal Bank AG *	5,284,126
38,401	Adidas AG	2,673,601
196,356	Aurubis AG	11,510,938
678,907	BASF AG	48,279,243
168,090	Bayerische Motoren Werke AG	13,599,479
36,284	Bilfinger & Berger SE	3,043,606
2,934,670	Commerzbank AG *	8,672,531

6	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
29,762	Continental AG *	2,194,298
117,767	Daimler AG (Registered)	6,361,776
197,797	Deutsche Post AG (Registered)	3,018,793
3,836,169	E.ON AG	83,775,229
120,746	GEA Group AG	3,535,990
136,202	Gildemeister AG *	2,349,142
462,600	Heidelberger Druckmaschinen AG *	971,282
987,755	Infineon Technologies AG	8,387,583
111,524	Kloeckner & Co SE	1,849,571
66,677	Lanxess AG	4,148,161
97,369	Leoni AG	4,170,517
41,912	Linde AG	6,412,491
58,520	MAN SE	7,649,822
30,937	Merck KGaA	2,770,607
11,545	Puma AG Rudolf Dassler Sport	4,004,532
234,518	RWE AG	8,795,873
99,772	Salzgitter AG	6,178,443
226,112	SAP AG	12,330,874
120,305	Siemens AG (Registered)	12,375,543
80,979	Software AG	3,548,426
169,232	Solarworld AG	1,421,404
60,387	Suedzucker AG	2,111,571
112,235	ThyssenKrupp AG	3,768,621
29,417	Volkswagen AG	4,468,275

	Total Germany	289,662,348

	Greece — 0.6%
1,552,469	Alpha Bank A.E. *	5,004,846
439,940	EFG Eurobank Ergasias *	1,006,428
1,751,518	National Bank of Greece SA *	7,738,212
959,479	OPAP SA	11,640,972
1,911,055	Piraeus Bank SA *	1,771,782
340,789	Public Power Corp SA	2,924,691

	Total Greece	30,086,931

See accompanying notes to the financial statements.	7

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.4%
2,222,098	CLP Holdings Ltd	20,551,701
1,020,290	Esprit Holdings Ltd	2,872,499
55,000	Guoco Group	608,848
540,700	Hong Kong Ferry Co Ltd	454,236
6,582,983	Hong Kong & China Gas	15,490,360
71,500	Hong Kong Aircraft Engineering Co Ltd	961,305
526,000	Hutchison Whampoa Ltd	5,051,742
8,666,000	Pacific Basin Shipping Ltd	4,221,197
1,366,969	Power Assets Holdings Ltd	10,581,135
886,000	SJM Holdings Ltd	2,042,307
503,000	Swire Pacific Ltd	6,725,078
1,891,400	Yue Yuen Industrial Holdings	5,225,113

	Total Hong Kong	74,785,521

	Ireland — 0.8%
703,037	C&C Group Plc	3,074,379
800,941	CRH Plc	14,144,089
298,575	DCC Plc	8,140,689
547,037	Greencore Group Plc	468,565
1,492,286	Irish Life & Permanent Group Holdings Plc *	63,894
191,572	Kerry Group Plc Class A	7,423,678
212,731	Kingspan Group Plc	1,915,441
81,445	Paddy Power Plc	4,149,994
336,350	Smurfit Kappa Group Plc *	2,656,786

	Total Ireland	42,037,515

	Israel — 0.4%
1,627,479	Bezeq Israeli Telecommunication Corp Ltd	3,571,011
123,021	Discount Investment Corp (Registered)	1,122,472
241,824	Israel Chemicals Ltd	3,483,166
974,318	Machteshim-Agan Industries Ltd *	5,412,884
208,096	Mizrahi Tefahot Bank Ltd	1,985,698

8	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Israel — continued
330,942	Partner Communications Co Ltd	3,653,325
1,468	The Israel Corp Ltd	1,299,523

	Total Israel	20,528,079

	Italy — 6.0%
1,113,746	A2A SPA	1,539,329
4,622,432	Banca Monte dei Paschi di Siena SPA	2,847,863
2,974,107	Banco Popolare Scarl	5,093,877
633,704	CIR-Compagnie Industriali Riunite SPA	1,374,595
20,343,493	Enel SPA	99,222,653
5,952,031	ENI SPA	119,673,155
61,811	Exor SPA	1,476,814
791,997	Finmeccanica SPA	5,879,311
712,561	Fondiaria-Sai SPA *	1,551,744
156,570	Indesit Company SPA	1,231,087
3,349,671	Intesa San Paolo	5,451,815
212,430	Italcementi SPA-Di RISP	767,918
1,264,372	Mediaset SPA	4,891,169
374,130	Mediobanca SPA	3,448,595
1,216,858	Milano Assicurazioni SPA *	526,144
94,800	Natuzzi SPA ADR *	265,440
573,594	Parmalat SPA	1,353,227
193,205	Pirelli & C SPA	1,616,345
509,147	Recordati SPA	4,922,894
182,832	Saipem SPA	8,192,158
959,992	Snam Rete Gas SPA	4,638,155
12,923,217	Telecom Italia SPA	15,674,182
17,793,349	Telecom Italia SPA-Di RISP	19,492,882
1,479,342	Terna SPA	5,367,518
4,970,516	UniCredit SPA	6,720,498

	Total Italy	323,219,368

See accompanying notes to the financial statements.	9

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Japan — 24.2%
2,836	Advance Residence Investment Corp (REIT)	5,936,651
1,003,800	Aeon Co Ltd	12,642,688
405,500	Aeon Credit Service Co Ltd	6,066,030
1,865,900	Aiful Corp *	2,659,576
195,000	Ajinomoto Co Inc	2,312,598
120,600	Alfresa Holdings Corp	4,761,665
761,329	Alps Electric Co Ltd	6,962,215
489,000	Anritsu Corp	5,982,658
541,000	Asahi Kasei Corp	3,610,645
705,100	Astellas Pharma Inc	26,646,575
265,000	Bridgestone Corp	5,912,108
763,000	Calsonic Kansei Corp	4,566,446
123,500	Canon Inc	5,827,776
132,700	Circle K Sunkus Co Ltd	2,234,769
2,767,000	Cosmo Oil Co Ltd	7,349,559
185,400	Credit Saison Co Ltd	3,574,707
854,500	CSK Corp *	3,401,276
1,000	CyberAgent Inc	3,310,262
565,200	Daiei Inc *	2,109,349
216,000	Daihatsu Motor Co Ltd	3,603,551
2,343,000	Daikyo Inc *	4,179,613
345,000	Dainippon Screen Manufacturing Co Ltd	2,278,789
431,300	Daito Trust Construction Co Ltd	39,990,658
54,800	Dena Co Ltd	2,858,042
1,192,000	DIC Corp	2,630,745
186,300	Don Quijote Co Ltd	7,021,515
331,000	Eisai Co Ltd	14,127,219
228,200	Electric Power Development Co Ltd	6,417,239
45,200	Fanuc Ltd	7,523,694
50,100	Fast Retailing Co Ltd	9,567,930
992,000	Fuji Electric Co Ltd	2,890,458
523,000	Fuji Heavy Industries Ltd	3,281,041
265,300	Fuji Oil Co Ltd	4,256,704
850,000	Gunze Ltd	2,828,525

10	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
61,600	Hamamatsu Photonics KK	2,515,753
789,000	Hanwa Co Ltd	3,424,300
7,887,500	Haseko Corp *	5,619,888
128,800	Hikari Tsushin Inc	3,021,358
3,204,694	Hitachi Ltd	17,335,881
287,300	Honda Motor Co Ltd	9,361,671
251,100	Hosiden Corp	2,019,658
1,949	INPEX Corp	13,287,028
1,683,900	Itochu Corp	18,175,280
3,936	Japan Retail Fund Investment Corp (REIT)	5,936,862
472,200	JFE Holdings Inc	10,975,143
172,000	JGC Corp	4,906,733
145,000	JTEKT Corp	1,791,096
445,300	JVC Kenwood Holdings Inc *	2,134,597
6,814,690	JX Holdings Inc	43,386,727
383,600	K’s Holdings Corp	16,907,985
2,961,993	Kajima Corp	9,417,013
924,500	Kao Corp	24,560,598
724,000	Kawasaki Heavy Industries Ltd	2,186,886
2,982,000	Kawasaki Kisen Kaisha Ltd	7,703,512
7,077	KDDI Corp	53,091,556
2,268,000	Kobe Steel Ltd	4,243,071
597,300	Komatsu Ltd	15,931,665
260,000	Konami Corp	9,634,598
229,000	KYB Co Ltd	1,530,709
214,000	Kyowa Exeo Corp	2,125,009
97,000	Lawson Inc	5,289,061
1,246,300	Leopalace21 Corp *	2,795,248
337,000	Makino Milling Machine Co Ltd	2,737,947
95,900	Makita Corp	3,989,456
1,210,000	Marubeni Corp	7,672,675
2,094,000	Mazda Motor Corp *	4,510,191
140,600	Miraca Holdings Inc	5,979,477
1,267,000	Mitsubishi Heavy Industries Ltd	5,385,573

See accompanying notes to the financial statements.	11

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
3,062,500	Mitsubishi Chemical Holdings Corp	21,559,757
660,000	Mitsubishi Electric Corp	6,603,386
361,000	Mitsubishi Gas Chemical Co Inc	2,550,302
191,080	Mitsubishi UFJ Lease & Finance Co Ltd	7,744,088
888,000	Mitsui Chemicals Inc	3,082,802
1,706,000	Mitsui Engineer & Shipbuilding Co Ltd	3,243,180
562,100	Mitsui & Co Ltd	9,644,232
3,306,000	Mitsui Mining & Smelting Co Ltd	10,027,566
2,018,000	Mitsui OSK Lines Ltd	8,544,327
15,177,500	Mizuho Financial Group Inc	23,166,067
57,100	Murata Manufacturing Co Ltd	3,485,052
187,000	Nabtesco Corp	4,190,797
2,110	Net One Systems Co Ltd	5,721,256
1,065,000	Nichirei Corp	4,773,386
46,100	Nintendo Co Ltd	8,127,730
562,000	Nippon Chemi-Con Corp	3,121,942
3,449,000	Nippon Light Metal Co Ltd	6,639,109
4,982,000	Nippon Steel Corp	15,022,042
1,004,700	Nippon Telegraph & Telephone Corp	47,040,884
2,211,000	Nippon Yusen Kabushiki Kaisha	6,719,862
150,000	Nipro Corp	2,760,173
1,271,900	Nissan Motor Co Ltd	11,695,657
742,000	Nisshinbo Holdings Inc	6,792,583
52,100	Nitori Holdings Co Ltd	5,341,238
131,200	Nitto Denko Corp	5,140,066
19,534	NTT Docomo Inc	35,609,598
1,061,247	Obayashi Corp	5,221,773
40,200	Okinawa Electric Power Co	1,905,627
350,000	OKUMA Corp	2,704,067
37,400	Ono Pharmaceutical Co Ltd	2,160,377
117,110	ORIX Corp	10,635,826
721	ORIX JREIT Inc (REIT)	3,487,271
3,104,000	Osaka Gas Co Ltd	12,617,643
339,000	Pacific Metals Co Ltd	2,279,441

12	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
124,820	Point Inc	5,908,019
330,450	Promise Co Ltd *	2,365,873
6,806,400	Resona Holdings Inc	30,978,143
540,000	Ricoh Company Ltd	4,909,489
846,000	Round One Corp	7,421,207
135,000	Ryohin Keikaku Co Ltd	7,231,310
56,700	Saizeriya Co Ltd	1,040,345
242,600	Sankyo Co Ltd	12,455,124
1,677,300	Sapporo Hokuyo Holdings Inc	6,379,190
153,700	Secom Co Ltd	7,153,666
284,400	Sega Sammy Holdings Inc	6,608,664
398,000	Seino Holdings Co Ltd	2,901,690
87,200	Seven & I Holdings Co Ltd	2,314,686
80,200	Shimamura Co Ltd	8,016,256
234,000	Shizuoka Bank Ltd (The)	2,306,236
978,600	Showa Shell Sekiyu KK	7,859,314
28,700	SMC Corp	4,548,559
64,400	SoftBank Corp	2,140,971
5,375,900	Sojitz Corp	10,122,864
2,540,600	Sumitomo Corp	33,298,913
79,000	Sumitomo Metal Mining Co Ltd	1,271,421
5,850,716	Taiheiyo Cement Co Ltd	10,401,267
3,519,000	Taisei Corp	9,387,015
284,000	Takashimaya Co Ltd	2,013,714
94,800	Takata Corp	2,319,137
1,919,900	Takeda Pharmaceutical Co Ltd	92,987,694
419,650	Takefuji Corp (a) (b)	5,481
841,000	Teijin Ltd	3,242,979
705,000	Toho Zinc Co Ltd	3,017,014
138,100	Tokai Rika Co Ltd	2,393,368
1,146,000	Tokyo Gas Co Ltd	5,273,285
276,300	Tokyo Steel Manufacturing Co	2,622,830
2,283,000	Tokyo Tatemono Co Ltd	7,698,868
421	Tokyu REIT Inc (REIT)	2,473,838

See accompanying notes to the financial statements.	13

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
628,000	TonenGeneral Sekiyu KK	7,205,812
1,060,000	Toray Industries Inc	8,059,611
2,712,000	Tosoh Corp	10,445,433
585,300	Toyota Motor Corp	21,085,625
617,300	Toyota Tsusho Corp	10,332,165
655,000	Toyo Engineering Corp	2,373,448
655,000	Ube Industries Ltd	2,074,471
1,155	United Urban Investment Corp (REIT)	1,396,906
1,217,200	UNY Co Ltd	10,990,800
67,090	USS Co Ltd	5,825,251
13,409	Yahoo Japan Corp	4,348,951
364,210	Yamada Denki Co Ltd	26,782,395
146,100	Yamato Kogyo Co Ltd	3,772,610
410,000	Yokohama Rubber Co Ltd	2,297,660
270,000	Zeon Corp	2,723,610

	Total Japan	1,299,049,766

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.2%
176,239	Aalberts Industries NV	3,286,288
1,436,433	Aegon NV *	6,468,061
126,390	ASML Holding NV	4,452,942
141,148	CSM	3,405,768
4,846,502	ING Groep NV *	42,054,873
1,172,460	Koninklijke BAM Groep NV	5,907,252

	Total Netherlands	65,575,184

	New Zealand — 0.5%
1,372,036	Fletcher Building Ltd	9,137,087
522,555	Sky City Entertainment Group Ltd	1,502,486
7,953,929	Telecom Corp of New Zealand	17,211,927

	Total New Zealand	27,851,500

14	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.2%
1	Aker Solutions ASA	13
115,680	Frontline Ltd	932,252
1,547,307	Golden Ocean Group Ltd	1,350,262
90,948	Kvaerner ASA *	175,479
157,447	TGS Nopec Geophysical Co ASA	3,938,983
93,944	Yara International ASA	5,168,630

	Total Norway	11,565,619

	Portugal — 0.1%
390,104	Banco Espirito Santo SA	1,304,806
785,475	EDP-Energias de Portugal SA	2,578,410

	Total Portugal	3,883,216

	Singapore — 1.9%
3,092,000	CapitaCommercial Trust (REIT)	3,065,879
4,152,000	Ezra Holdings Ltd	3,430,677
28,278,000	Golden Agri-Resources Ltd	15,488,891
2,489,000	Ho Bee Investment Ltd	2,809,581
4,037,000	Jaya Holdings Ltd *	1,658,277
632,500	Keppel Corp Ltd	4,885,052
2,619,000	Midas Holdings Ltd	1,022,921
500	Neptune Orient Lines Ltd	480
127	Noble Group Ltd	171
478,876	Oversea-Chinese Banking Corp Ltd	3,483,491
2,183,100	Sembcorp Industries Ltd	7,817,873
1,249,000	SembCorp Marine Ltd	4,229,348
1,161,000	Singapore Exchange Ltd	6,760,051
2,653,000	Singapore Press Holdings Ltd	8,369,498
2,202,000	Singapore Technologies Engineering Ltd	5,375,926
8,588,000	Singapore Telecommunications	22,192,874
4,532,000	Suntec Real Estate Investment Trust (REIT)	5,080,465
2,734,000	Swiber Holdings Ltd *	1,271,427

See accompanying notes to the financial statements.	15

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
188,000	United Overseas Bank Ltd	2,896,239
491,000	Venture Corp Ltd	3,044,392

	Total Singapore	102,883,513

	Spain — 4.1%
1,070,190	Banco Bilbao Vizcaya Argentaria SA	9,710,504
2,955,876	Banco Popular Espanol SA	15,399,430
4,385,750	Banco Santander SA	40,523,071
189,822	Fomento de Construcciones y Contratas SA	4,933,844
1,173,097	Gas Natural SDG SA	21,442,750
1,938,554	Iberdrola SA	14,258,698
141,766	Inditex SA	12,048,098
865,047	Mapfre SA	2,960,662
81,934	Red Electrica de Espana	4,025,724
1,408,405	Repsol YPF SA	40,534,075
2,687,348	Telefonica SA	55,870,347

	Total Spain	221,707,203

	Sweden — 1.0%
214,551	Atlas Copco AB	4,310,546
333,069	Atlas Copco AB Class A	7,505,352
603,451	Ericsson LM B Shares	6,772,331
250,932	Hennes & Mauritz AB Class B	7,817,321
412,516	Investor AB B Shares	8,119,076
177,428	NCC Class B	3,404,916
498,991	Skandinaviska Enskilda Banken AB Class A	2,952,609
1	SKF AB Class B	24
650,117	Swedbank AB Class A	8,937,767
171,491	Trelleborg AB Class B	1,443,704
160,033	Volvo AB Class B	1,988,050

	Total Sweden	53,251,696

16	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 3.3%
118,705	ABB Ltd *	2,531,653
150,517	Compagnie Financiere Richemont SA Class A	8,701,936
754,858	Nestle SA (Registered)	46,706,533
1,642,277	Novartis AG (Registered)	95,825,311
74,444	Roche Holding AG (Non Voting)	13,017,581
4,829	Swatch Group AG	2,196,952
8,061	Swisscom AG (Registered)	3,614,055
20,143	Syngenta AG (Registered) *	6,376,430

	Total Switzerland	178,970,451

	United Kingdom — 19.3%
880,647	3i Group Plc	3,038,622
783,918	Amlin Plc	3,960,521
708,673	Ashtead Group Plc	1,351,076
3,783,539	AstraZeneca Plc	179,155,650
1,580,880	Aviva Plc	8,711,533
3,129,151	BAE Systems Plc	13,962,954
697,869	Balfour Beatty Plc	2,826,584
8,745,499	Barclays Plc	24,163,880
1,016,756	Barratt Developments Plc *	1,354,331
1,314,778	BG Group Plc	28,354,075
216,692	BHP Billiton Plc	7,375,279
5,529,756	BP Plc	36,092,862
445,777	British American Tobacco Plc	19,833,361
14,542,913	BT Group Plc	40,334,305
562,691	Burberry Group Plc	12,549,357
178,300	Cape Plc	1,389,106
764,134	Catlin Group Ltd	4,615,125
1,963,541	Cobham Plc	6,096,765
187,920	Cookson Group Plc	1,601,123
1	Daily Mail and General Trust Plc NV Class A	7
1,810,353	Debenhams Plc	1,568,024
10,488,127	Dixons Retail Plc *	2,058,964
1,721,792	Drax Group Plc	14,510,927

See accompanying notes to the financial statements.	17

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,092,518	FirstGroup Plc	6,498,285
1,352,906	Game Group Plc	532,923
7,443,423	GlaxoSmithKline Plc	158,465,833
3,252,252	Home Retail Group Plc	6,717,494
4	HSBC Holdings Plc	35
232,780	IMI Plc	3,366,126
1,398,037	Inchcape Plc	7,314,856
814,646	Intermediate Capital Group Plc	3,283,703
151,125	Jardine Lloyd Thompson Group Plc	1,617,730
180,870	JD Wetherspoon Plc	1,216,241
1,779,615	Kesa Electricals Plc	3,147,545
417,668	Lancashire Holdings Ltd	4,618,400
266,250	Land Securities Group Plc (REIT)	3,180,595
7,475,345	Legal & General Group Plc	12,724,888
17,142,334	Lloyds Banking Group Plc *	9,350,535
589,038	Melrose Plc	2,994,588
1	Michael Page International Plc	6
298,058	Micro Focus International Plc	1,501,270
591,268	National Express Group Plc	2,403,732
204,184	Next Plc	7,818,818
198,080	Pearson Plc	3,580,245
640,279	Prudential Plc	6,449,761
2,198,990	Punch Taverns Plc *	344,247
103,497	Reckitt Benckiser Group Plc	5,490,006
486,532	Rio Tinto Plc	29,658,252
26,461,364	Royal Bank of Scotland Group Plc *	10,401,660
2,569,862	Royal Dutch Shell Plc A Shares (London)	85,965,413
2,654,018	Royal Dutch Shell Plc B Shares (London)	89,314,294
1,274,767	Sage Group Plc (The)	5,200,274
657,542	Scottish & Southern Energy Plc	13,848,238
484,962	Smith & Nephew Plc	4,930,760
70,610	Spirax-Sarco Engineering Plc	2,114,681
2,198,990	Spirit Pub Co PLC *	1,552,785
432,428	Standard Chartered Plc	9,823,730

18	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
235,219	Tate & Lyle Plc	2,212,734
5,350,242	Taylor Wimpey Plc *	2,871,390
2	Travis Perkins Plc	27
1,002,645	TUI Travel Plc	2,487,344
548,239	United Utilities Group Plc	5,329,839
27,595,468	Vodafone Group Plc	72,417,571
247,813	Weir Group Plc (The)	7,725,217
2,932,616	William Hill Plc	10,722,052
172,739	Wolseley Plc	4,477,416
470,850	Xstrata Plc	8,177,438

	Total United Kingdom	1,036,753,408

	TOTAL COMMON STOCKS (COST $5,479,650,448)	5,053,133,761

	PREFERRED STOCKS — 0.8%

	Germany — 0.8%
418,573	Porsche Automobil Holding SE 1.10%	28,177,289
1	ProSiebenSat.1 Media AG 8.27%	20
9,049	Villeroy & Boch AG 3.33%	78,060
101,630	Volkswagen AG 1.97%	16,895,957

	Total Germany	45,151,326

	TOTAL PREFERRED STOCKS (COST $35,869,474)	45,151,326

	MUTUAL FUNDS — 1.3%

	United States — 1.3%
	Affiliated Issuers
2,699,260	GMO U.S. Treasury Fund	67,508,485

	TOTAL MUTUAL FUNDS (COST $67,487,000)	67,508,485

See accompanying notes to the financial statements.	19

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.1%

		Time Deposits — 2.1%
USD	25,000,000	BNP Paribas (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	25,000,000
AUD	1,151,084	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	1,230,451
CAD	164,918	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	168,404
CHF	7,404	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	9,188
DKK	48,084	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	9,272
HKD	511,387	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	65,681
JPY	16,142,560	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	210,821
NZD	12,100	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/01/11	10,309
SEK	65,339	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	10,303
EUR	116,948	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	167,996
SGD	2,089,739	Citibank (New York) Time Deposit, 0.01%, due 09/01/11	1,735,232
USD	72,131	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	72,131
USD	25,000,000	Commerzbank (Frankfurt) Time Deposit, 0.11%, due 09/01/11	25,000,000
USD	10,200,000	HSBC Bank USA (Grand Cayman) Time Deposit, 0.03%, due 09/01/11	10,200,000
GBP	828,044	JPMorgan Chase (New York) Time Deposit, 0.11%, due 09/01/11	1,344,164
NOK	2,558,070	JPMorgan Chase (New York) Time Deposit, 1.05%, due 09/01/11	476,874
USD	25,000,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	25,000,000
USD	25,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.12%, due 09/01/11	25,000,000

		Total Time Deposits	115,710,826

		TOTAL SHORT-TERM INVESTMENTS (COST $115,710,826)	115,710,826

		TOTAL INVESTMENTS — 98.2% (Cost $5,698,717,748)	5,281,504,398
		Other Assets and Liabilities (net) — 1.8%	95,613,533

		TOTAL NET ASSETS — 100.0%	$5,377,117,931

20	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement		Deliver/			Appreciation
Date	Counterparty	Receive	Units of Currency	Value	(Depreciation)

Buys †
10/21/11	Morgan Stanley Capital Services Inc.	EUR	15,343,000	$22,026,818	$132,142
10/21/11	Brown Brothers Harriman & Co.	GBP	5,929,000	9,619,175	(89,859)
10/21/11	JPMorgan Chase Bank, N.A.	GBP	8,757,164	14,207,572	(129,657)
10/21/11	Morgan Stanley Capital Services Inc.	GBP	13,461,526	21,839,902	(56,796)
10/21/11	Royal Bank of Scotland PLC	GBP	8,757,164	14,207,572	(116,941)
10/21/11	State Street Bank and Trust and Company	GBP	6,426,763	10,426,743	(91,490)
10/21/11	Barclays Bank PLC	HKD	186,164,043	23,922,437	18,169
10/21/11	Brown Brothers Harriman & Co.	HKD	331,552,057	42,605,075	29,352
10/21/11	JPMorgan Chase Bank, N.A.	HKD	281,816,156	36,213,917	27,040
10/21/11	Morgan Stanley Capital Services Inc.	HKD	186,164,043	23,922,437	16,349
10/21/11	State Street Bank and Trust Company	HKD	372,328,086	47,844,873	17,608
10/21/11	Deutsche Bank AG	JPY	1,294,435,000	16,912,313	41,214
10/21/11	Bank of America, N.A.	SEK	109,985,898	17,296,249	433,164
10/21/11	Brown Brothers Harriman & Co.	SEK	109,985,898	17,296,249	82,712
10/21/11	Deutsche Bank AG	SEK	109,985,898	17,296,249	312,633
10/21/11	JPMorgan Chase Bank N.A.	SEK	109,985,898	17,296,249	372,902
10/21/11	Bank of America, N.A.	SGD	27,006,408	22,430,460	(3,838)
10/21/11	Bank of New York Mellon	SGD	26,756,398	22,222,811	(20,895)
10/21/11	Barclays Bank PLC	SGD	25,820,548	21,445,531	(42,941)
10/21/11	Brown Brothers Harriman & Co.	SGD	24,884,699	20,668,252	(38,627)
10/21/11	JPMorgan Chase Bank N.A.	SGD	49,032,796	40,724,711	(879)
10/21/11	Morgan Stanley Capital Services Inc.	SGD	26,353,324	21,888,034	(35,434)
10/21/11	Royal Bank of Scotland PLC	SGD	13,781,273	11,446,183	(4,384)
10/21/11	State Street Bank and Trust Company	SGD	26,756,398	22,222,811	(16,735)

				$535,982,623	$834,809

Sales #
10/21/11	Barclays Bank PLC	CAD	23,391,692	$23,858,288	$(87,935)
10/21/11	Brown Brothers Harriman & Co.	CAD	15,536,777	15,846,691	(68,027)
10/21/11	JPMorgan Chase Bank N.A.	CAD	21,501,595	21,930,490	(137,743)

See accompanying notes to the financial statements.	21

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net Unrealized
Settlement		Deliver/			Appreciation
Date	Counterparty	Receive	Units of Currency	Value	(Depreciation)

10/21/11	Morgan Stanley Capital Services Inc.	CAD	38,281,099	$39,044,696	$(258,327)
10/21/11	Royal Bank of Scotland PLC	CAD	46,746,090	47,678,539	(342,213)
10/21/11	State Street Bank and Trust Company	CAD	28,194,946	28,757,354	(202,184)
10/21/11	Brown Brothers Harriman & Co.	EUR	12,361,886	17,747,051	52,087
10/21/11	Morgan Stanley Capital Services Inc.	EUR	19,342,836	27,769,088	(154,366)
10/21/11	Royal Bank of Scotland PLC	EUR	8,195,742	11,766,024	(2,143)
10/21/11	Barclays Bank PLC	JPY	1,175,265,449	15,355,315	(61,141)
10/21/11	Brown Brothers Harriman & Co.	JPY	659,584,124	8,617,731	(24,361)
10/21/11	Deutsche Bank AG	JPY	1,921,437,545	25,104,352	(93,776)
10/21/11	JPMorgan Chase Bank, N.A.	JPY	548,242,022	7,163,002	(11,677)
10/21/11	Royal Bank of Scotland PLC	JPY	1,136,485,817	14,848,643	(22,021)
10/21/11	State Street Bank and Trust Company	JPY	1,059,992,400	13,849,226	(25,732)

				$319,336,490	$(1,439,559)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
650	CAC 40	September 2011	$30,311,880	$234,028
397	DAX	September 2011	82,391,182	(18,237,245)
182	FTSE 100	September 2011	15,883,957	665,724
1,876	FTSE/MIB	September 2011	209,188,064	(57,344,042)
8	Hang Seng	September 2011	1,053,089	44,182
390	IBEX 35	September 2011	48,873,335	665,115
646	MSCI Singapore	September 2011	35,304,236	1,563,972
178	OMXS 30	September 2011	2,680,213	10,844
336	TOPIX	September 2011	34,085,592	(226,541)

			$459,771,548	$(72,623,963)

22	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts — continued

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales
344	Amesterdam IDX	September 2011	$28,959,586	$(305,951)
825	S&P Toronto 60	September 2011	122,557,950	2,237,971
1,189	SPI 200	September 2011	136,845,247	6,888,962

			$288,362,783	$8,820,982

As of August 31, 2011, for the above contracts and/or agreements the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Bankrupt issuer.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

See accompanying notes to the financial statements.	23

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,631,230,748) (Note 2)	$5,213,995,913
Investments in affiliated issuers, at value (cost $67,487,000) (Notes 2 and 10)	67,508,485
Foreign currency, at value (cost $295,954) (Note 2)	286,295
Receivable for investments sold	906,337
Receivable for Fund shares sold	10,251,392
Dividends and interest receivable	18,792,243
Foreign taxes receivable	3,785,298
Unrealized appreciation on open forward currency contracts (Note 4)	1,535,372
Due from broker on open futures contracts	62,702,562
Receivable for variation margin on open futures contracts (Note 4)	9,313,727
Receivable for expenses reimbursed by Manager (Note 5)	245,705
Miscellaneous receivable	2,354

Total assets	5,389,325,683

Liabilities:
Payable for investments purchased	960,461
Payable for Fund shares repurchased	5,152,249
Payable to affiliate for (Note 5):
Management fee	2,227,449
Shareholder service fee	508,179
Administration fee – Class M	2,190
Trustees and Trust Officers or agents unaffiliated with the Manager	16,950
Payable for 12b-1 fee – Class M	5,865
Unrealized depreciation on open forward currency contracts (Note 4)	2,140,122
Accrued expenses	1,194,287

Total liabilities	12,207,752

Net assets	$5,377,117,931

24	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,956,440,788
Accumulated undistributed net investment income	63,450,442
Accumulated net realized loss	(1,161,514,866)
Net unrealized depreciation	(481,258,433)

$5,377,117,931

Net assets attributable to:
Class II shares	$197,641,974

Class III shares	$1,735,337,859

Class IV shares	$3,431,012,589

Class M shares	$13,125,509

Shares outstanding:
Class II	9,782,449

Class III	84,981,748

Class IV	168,085,350

Class M	652,519

Net asset value per share:
Class II	$20.20

Class III	$20.42

Class IV	$20.41

Class M	$20.12

See accompanying notes to the financial statements.	25

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers (net of withholding taxes of $14,097,148)	$127,073,823
Dividends from affiliated issuers (Note 10)	17,642
Interest	1,374

Total investment income	127,092,839

Expenses:
Management fee (Note 5)	14,581,419
Shareholder service fee – Class II (Note 5)	231,501
Shareholder service fee – Class III (Note 5)	1,543,992
Shareholder service fee – Class IV (Note 5)	1,597,062
12b-1 fee – Class M (Note 5)	18,035
Administration fee – Class M (Note 5)	14,428
Custodian and fund accounting agent fees	1,152,392
Legal fees	102,672
Trustees fees and related expenses (Note 5)	53,380
Audit and tax fees	47,748
Transfer agent fees	32,200
Registration fees	19,702
Miscellaneous	71,591

Total expenses	19,466,122
Fees and expenses reimbursed by Manager (Note 5)	(1,405,774)
Expense reductions (Note 2)	(278)

Net expenses	18,060,070

Net investment income (loss)	109,032,769

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	158,813,085
Realized gains distributions from affiliated issuers (Note 10)	2,934
Futures contracts	2,988,804
Swap contracts	803,085
Foreign currency, forward contracts and foreign currency related transactions	6,561,053

Net realized gain (loss)	169,168,961

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	21,485
Investments in unaffiliated issuers	(834,421,078)
Futures contracts	(70,689,678)
Foreign currency, forward contracts and foreign currency related transactions	450,003

Net unrealized gain (loss)	(904,639,268)

Net realized and unrealized gain (loss)	(735,470,307)

Net increase (decrease) in net assets resulting from operations	$(626,437,538)

26	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$109,032,769	$127,362,003
Net realized gain (loss)	169,168,961	(13,601,869)
Change in net unrealized appreciation (depreciation)	(904,639,268)	959,292,894

Net increase (decrease) in net assets from operations	(626,437,538)	1,073,053,028

Distributions to shareholders from:
Net investment income
Class II	(4,071,248)	(3,181,083)
Class III	(37,880,725)	(29,415,441)
Class IV	(67,341,462)	(48,788,384)
Class M	(270,155)	(153,235)

Total distributions from net investment income	(109,563,590)	(81,538,143)

Net share transactions (Note 9):
Class II	8,376,140	(222,885,164)
Class III	(277,567,862)	(24,879,740)
Class IV	434,955,209	92,416,923
Class M	452,162	(1,067,222)

Increase (decrease) in net assets resulting from net share transactions	166,215,649	(156,415,203)

Total increase (decrease) in net assets	(569,785,479)	835,099,682

Net assets:
Beginning of period	5,946,903,410	5,111,803,728

End of period (including accumulated undistributed net investment income of $63,450,442 and $63,981,263, respectively)	$5,377,117,931	$5,946,903,410

See accompanying notes to the financial statements.	27

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$23.07		$19.35		$13.86		$29.69		$34.99		$32.35

Income (loss) from investment operations:
Net investment income (loss)†	0.40		0.48		0.41		0.79		0.93		0.79
Net realized and unrealized gain (loss)	(2.85)		3.51		5.68		(14.01)		(0.86)		5.60

Total from investment operations	(2.45)		3.99		6.09		(13.22)		0.07		6.39

Less distributions to shareholders:
From net investment income	(0.42)		(0.27)		(0.60)		(0.99)		(0.83)		(0.54)
From net realized gains	—		—		—		(1.62)		(4.54)		(3.21)

Total distributions	(0.42)		(0.27)		(0.60)		(2.61)		(5.37)		(3.75)

Net asset value, end of period	$20.20		$23.07		$19.35		$13.86		$29.69		$34.99

Total Return(a)	(10.74	)%**	20.79%		44.05%		(48.04)%		(1.11)%		20.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$197,642		$217,090		$394,009		$394,070		$510,006		$564,440
Net expenses to average daily net assets	0.72	%(b)(c)*	0.72	%(b)(c)	0.72	%(b)	0.74	%(d)	0.76	%(d)	0.76%
Net investment income (loss) to average daily net assets	3.62	%*	2.36%		2.21%		3.41%		2.59%		2.32%
Portfolio turnover rate	22	%**	40%		40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

28	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$23.31		$19.56		$14.00		$29.97		$35.28		$32.59

Income (loss) from investment operations:
Net investment income (loss)†	0.42		0.47		0.42		0.79		0.94		0.81
Net realized and unrealized gain (loss)	(2.88)		3.58		5.76		(14.13)		(0.86)		5.66

Total from investment operations	(2.46)		4.05		6.18		(13.34)		0.08		6.47

Less distributions to shareholders:
From net investment income	(0.43)		(0.30)		(0.62)		(1.01)		(0.85)		(0.57)
From net realized gains	—		—		—		(1.62)		(4.54)		(3.21)

Total distributions	(0.43)		(0.30)		(0.62)		(2.63)		(5.39)		(3.78)

Net asset value, end of period	$20.42		$23.31		$19.56		$14.00		$29.97		$35.28

Total Return(a)	(10.70	)%**	20.88%		44.21%		(48.01)%		(1.06)%		20.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,735,338		$2,257,078		$1,925,104		$1,487,839		$2,615,878		$2,703,050
Net expenses to average daily net assets	0.65	%(b)(c)*	0.65	%(b)(c)	0.65	%(b)	0.67	%(d)	0.69	%(d)	0.69%
Net investment income (loss) to average daily net assets	3.70	%*	2.30%		2.19%		3.38%		2.61%		2.36%
Portfolio turnover rate	22	%**	40%		40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$23.30		$19.55		$14.00		$29.96		$35.26		$32.58

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.48		0.43		0.82		0.96		0.80
Net realized and unrealized gain (loss)	(2.89)		3.58		5.75		(14.14)		(0.85)		5.68

Total from investment operations	(2.46)		4.06		6.18		(13.32)		0.11		6.48

Less distributions to shareholders:
From net investment income	(0.43)		(0.31)		(0.63)		(1.02)		(0.87)		(0.59)
From net realized gains	—		—		—		(1.62)		(4.54)		(3.21)

Total distributions	(0.43)		(0.31)		(0.63)		(2.64)		(5.41)		(3.80)

Net asset value, end of period	$20.41		$23.30		$19.55		$14.00		$29.96		$35.26

Total Return(a)	(10.70	)%**	20.96%		44.22%		(47.95)%		(0.98)%		20.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,431,013		$3,458,202		$2,779,470		$1,900,168		$4,131,392		$4,566,106
Net expenses to average daily net assets	0.59	%(b)(c)*	0.59	%(b)(c)	0.59	%(b)	0.61	%(d)	0.63	%(d)	0.63%
Net investment income (loss) to average daily net assets	3.77	%*	2.32%		2.25%		3.47%		2.67%		2.32%
Portfolio turnover rate	22	%**	40%		40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

30	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$22.99		$19.30		$13.83		$29.60		$34.93		$32.28

Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.41		0.35		0.73		0.79		0.68
Net realized and unrealized gain (loss)	(2.83)		3.52		5.69		(13.95)		(0.81)		5.62

Total from investment operations	(2.45)		3.93		6.04		(13.22)		(0.02)		6.30

Less distributions to shareholders:
From net investment income	(0.42)		(0.24)		(0.57)		(0.93)		(0.77)		(0.44)
From net realized gains	—		—		—		(1.62)		(4.54)		(3.21)

Total distributions	(0.42)		(0.24)		(0.57)		(2.55)		(5.31)		(3.65)

Net asset value, end of period	$20.12		$22.99		$19.30		$13.83		$29.60		$34.93

Total Return(a)	(10.80	)%**	20.50%		43.72%		(48.14)%		(1.36)%		20.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,126		$14,533		$13,221		$8,938		$18,687		$17,371
Net expenses to average daily net assets	0.95	%(b)(c)*	0.95	%(b)(c)	0.95	%(b)	0.97	%(d)	0.99	%(d)	0.99%
Net investment income (loss) to average daily net assets	3.41	%*	2.01%		1.84%		3.13%		2.22%		2.00%
Portfolio turnover rate	22	%**	40%		40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	31

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Intrinsic Value Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

32

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 5). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented less than 0.01% of net assets. The Fund classifies such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivatives contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

33

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	89.2%

Futures Contracts	(1.2)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

34

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value technique on Level 3 investments: The Fund considered certain bankrupt securities to be near worthless.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$244,687,934	$—	$244,687,934
Austria	—	45,213,674	—	45,213,674
Belgium	—	29,516,590	—	29,516,590
Canada	249,771,815	—	—	249,771,815
Denmark	—	23,454,169	—	23,454,169
Finland	—	30,230,568	—	30,230,568
France	22,715,152	625,732,541	—	648,447,693
Germany	7,649,822	282,012,526	—	289,662,348
Greece	—	30,086,931	—	30,086,931
Hong Kong	—	74,785,521	—	74,785,521
Ireland	63,894	41,973,621	—	42,037,515
Israel	—	20,528,079	—	20,528,079
Italy	265,440	322,953,928	—	323,219,368
Japan	—	1,299,044,285	5,481	1,299,049,766
Malta	—	0 *	—	0
Netherlands	—	65,575,184	—	65,575,184
New Zealand	17,211,927	10,639,573	—	27,851,500
Norway	175,479	11,390,140	—	11,565,619
Portugal	—	3,883,216	—	3,883,216
Singapore	—	102,883,513	—	102,883,513
Spain	—	221,707,203	—	221,707,203
Sweden	—	53,251,696	—	53,251,696
Switzerland	—	178,970,451	—	178,970,451
United Kingdom	1,552,785	1,035,200,623	—	1,036,753,408

TOTAL COMMON STOCKS	299,406,314	4,753,721,966	5,481	5,053,133,761

35

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Preferred Stocks
Germany	$—	$45,151,326	$—	$45,151,326

TOTAL PREFERRED STOCKS	—	45,151,326	—	45,151,326

Mutual Funds
United States	67,508,485	—	—	67,508,485

TOTAL MUTUAL FUNDS	67,508,485	—	—	67,508,485

Short-Term Investments
Time Deposits	115,710,826	—	—	115,710,826

Total Short-Term Investments	115,710,826	—	—	115,710,826

Total Investments	482,625,625	4,798,873,292	5,481	5,281,504,398

Derivatives **
Forward Currency Contracts Foreign currency risk	—	1,535,372	—	1,535,372
Futures Contracts Equity Risk	2,237,971	10,072,827	—	12,310,798

Total Derivatives	2,237,971	11,608,199	—	13,846,170

Total	$484,863,596	$4,810,481,491	$5,481	$5,295,350,568

36

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives **
Forward Currency Contracts Foreign currency risk	$—	$(2,140,122)	$—	$(2,140,122)
Futures Contracts Equity Risk	—	(76,113,779)	—	(76,113,779)

Total Derivatives	—	(78,253,901)	—	(78,253,901)

Total	$—	$(78,253,901)	$—	$(78,253,901)

*	Represents the interest in securities that have no value at August 31, 2011.

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

** Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s direct investments in securities using Level 3 inputs were less than 0.1% of total net assets.

37

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	Still Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Common Stocks
Japan	$5,130	$—	$—	$—	$—	$351	$—	$—	$5,481	$351

Total	$5,130	$—	$—	$—	$—	$351	$—	$—	$5,481	$351

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are

38

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(154,259,096)
February 28, 2018	(948,787,215)
February 28, 2019	(163,539,321)

Total	$(1,266,585,632)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

39

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$5,809,963,374	$415,367,906	$(943,826,882)	$(528,458,976)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are

40

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

41

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

42

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

43

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

44

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency

45

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is

46

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

47

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

48

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to achieve returns comparable to holding and lending a direct equity position. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$—	$—	$—	$12,310,798	$—	$12,310,798
Unrealized appreciation on forward currency contracts	—	1,535,372	$—	—	$—	1,535,372

Total	$—	$1,535,372	$—	$12,310,798	$—	$13,846,170

Liabilities:
Unrealized depreciation on futures contracts *	$—	$—	$—	$(76,113,779)	$—	$(76,113,779)
Unrealized depreciation on forward currency contracts	—	(2,140,122)	—	—	—	(2,140,122)

Total	$—	$(2,140,122)	$—	$(76,113,779)	$—	$(78,253,901)

49

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$(1,400,243)	$—	$(1,400,243)
Futures contracts	—	—	—	2,988,804	—	2,988,804
Forward currency contracts	—	6,406,878	—	—	—	6,406,878
Swap agreements	—	—	—	803,085	—	803,085

Total	$—	$6,406,878	$—	$2,391,646	$—	$8,798,524

Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$(70,689,678)	$—	$(70,689,678)
Forward currency contracts	—	245,291	—	—	—	245,291

Total	$—	$245,291	$—	$(70,689,678)	$—	$(70,444,387)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward
	currency	Futures	Rights and/or	Swap
	contracts	contracts	Warrants	agreements

Average amount outstanding	$785,424,015	$718,100,391	$1,058,551	*$ 154,114

*	During the period ended August 31, 2011, the Fund did not hold swap agreements at any month-end, therefore, the average amount outstanding was calculated using daily outstanding notional amounts.

5.	Fees and other transactions with affiliates

GMO receives a management fee for management services provided to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting,

50

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund’s average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.50% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means administration fees and distribution (12b-1) fees (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $53,380 and $19,887, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

51

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $1,283,025,628 and $1,336,213,916, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, the Fund had no shareholder who individually held more than 10% of the Fund’s outstanding shares.

As of August 31, 2011, 0.18% shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 59.67% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

52

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class II:	Shares	Amount	Shares	Amount

Shares sold	634,662	$14,720,073	438,186	$9,041,413
Shares issued to shareholders in reinvestment of distributions	173,309	3,783,345	144,660	2,982,923
Shares repurchased	(433,999)	(10,127,278)	(11,535,143)	(234,909,500)

Net increase (decrease)	373,972	$8,376,140	(10,952,297)	$(222,885,164)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	8,003,905	$179,642,822	16,487,506	$355,291,715
Shares issued to shareholders in reinvestment of distributions	1,569,024	34,612,663	1,276,264	26,674,838
Shares repurchased	(21,415,950)	(491,823,347)	(19,351,996)	(406,846,293)

Net increase (decrease)	(11,843,021)	$(277,567,862)	(1,588,226)	$(24,879,740)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	38,050,566	$842,405,170	40,511,908	$810,469,313
Shares issued to shareholders in reinvestment of distributions	2,779,058	61,278,220	2,107,086	44,091,968
Shares repurchased	(21,176,661)	(468,728,181)	(36,352,651)	(762,144,358)

Net increase (decrease)	19,652,963	$434,955,209	6,266,343	$92,416,923

53

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class M:	Shares	Amount	Shares	Amount

Shares sold	74,626	$1,657,817	122,315	$2,490,456
Shares issued to shareholders in reinvestment of distributions	12,427	270,155	7,447	153,234
Shares repurchased	(66,598)	(1,475,810)	(182,698)	(3,710,912)

Net increase (decrease)	20,455	$452,162	(52,936)	$(1,067,222)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$30,133,000	$37,354,000	$—	$17,642	$2,934	$67,508,485

Totals	$30,133,000	$37,354,000	$—	$17,642	$2,934	$67,508,485

54

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

55

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

56

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

57

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

58

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class II

1) Actual	0.72%	$1,000.00	$892.60	$3.43
2) Hypothetical	0.72%	$1,000.00	$1,021.52	$3.66

Class III

1) Actual	0.65%	$1,000.00	$893.00	$3.09
2) Hypothetical	0.65%	$1,000.00	$1,021.87	$3.30

Class IV

1) Actual	0.59%	$1,000.00	$893.00	$2.81
2) Hypothetical	0.59%	$1,000.00	$1,022.17	$3.00

Class M

1) Actual	0.95%	$1,000.00	$892.00	$4.52
2) Hypothetical	0.95%	$1,000.00	$1,020.36	$4.82

*	Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

59

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.2%
Short-Term Investments	4.0
Preferred Stocks	1.2
Investment Funds	0.0	∧
Debt Obligations	0.0	∧
Rights and Warrants	0.0	∧
Swap Agreements	(0.0	)∧
Forward Currency Contracts	(0.0	)∧
Futures Contracts	(0.8)
Other	2.4

	100.0%

Country / Region Summary**	% of Investments
Japan	26.1%
United Kingdom	21.6
Germany	9.6
France	9.1
Switzerland	6.0
Italy	4.7
Emerging***	3.0
Canada	2.8
Spain	2.8
Hong Kong	2.4
Singapore	2.4
Sweden	2.4
Australia	1.9
Netherlands	1.1
Denmark	1.0
Finland	0.6
Austria	0.5
Belgium	0.5
Ireland	0.5
Greece	0.3
Norway	0.3
Israel	0.2
New Zealand	0.2
Portugal	0.0 ∧

100.0%

1

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above shows indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand and Turkey.
∧	Rounds to 0.0%.

2

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,889,669	GMO Emerging Markets Fund, Class VI	24,301,139
2,544,825	GMO Flexible Equities Fund, Class VI	45,603,256
16,231,138	GMO International Growth Equity Fund, Class IV	364,875,983
17,821,888	GMO International Intrinsic Value Fund, Class IV	363,744,741

	TOTAL MUTUAL FUNDS (COST $860,289,640)	798,525,119

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
27,042	State Street Eurodollar Time Deposit, 0.01%, due 09/01/11	27,042

	TOTAL SHORT-TERM INVESTMENTS (COST $27,042)	27,042

	TOTAL INVESTMENTS — 100.0% (Cost $860,316,682)	798,552,161
	Other Assets and Liabilities (net) — (0.0%)	(62,093)

	TOTAL NET ASSETS — 100.0%	$798,490,068

See accompanying notes to the financial statements.	3

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $27,042) (Note 2)	$27,042
Investments in affiliated issuers, at value (cost $860,289,640) (Notes 2 and 10)	798,525,119
Receivable for investments sold	181,243
Receivable for expenses reimbursed by Manager (Note 5)	11,346

Total assets	798,744,750

Liabilities:
Payable for Fund shares repurchased	181,243
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	1,110
Accrued expenses	72,329

Total liabilities	254,682

Net assets	$798,490,068

Net assets consist of:
Paid-in capital	$1,070,159,650
Accumulated undistributed net investment income	10,213,784
Accumulated net realized loss	(220,118,845)
Net unrealized depreciation	(61,764,521)

$798,490,068

Net assets attributable to:
Class III shares	$798,490,068

Shares outstanding:
Class III	56,884,398

Net asset value per share:
Class III	$14.04

4	See accompanying notes to the financial statements.

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$10,222,992
Interest	2

Total investment income	10,222,994

Expenses:
Custodian, fund accounting agent and transfer agent fees	25,116
Audit and tax fees	17,112
Legal fees	13,800
Trustees fees and related expenses (Note 5)	6,591
Registration fees	1,288
Miscellaneous	10,067

Total expenses	73,974
Fees and expenses reimbursed by Manager (Note 5)	(64,676)
Expense reductions (Note 2)	(88)

Net expenses	9,210

Net investment income (loss)	10,213,784

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(41,186,078)
Realized gains distributions from affiliated issuers (Note 10)	1,764,234

Net realized gain (loss)	(39,421,844)

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(37,021,133)

Net realized and unrealized gain (loss)	(76,442,977)

Net increase (decrease) in net assets resulting from operations	$(66,229,193)

See accompanying notes to the financial statements.	5

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,213,784	$9,567,983
Net realized gain (loss)	(39,421,844)	(52,143,275)
Change in net unrealized appreciation (depreciation)	(37,021,133)	185,518,128

Net increase (decrease) in net assets from operations	(66,229,193)	142,942,836

Distributions to shareholders from:
Net investment income
Class III	—	(9,579,484)

Net share transactions (Note 9):
Class III	68,692,992	1,559,794

Total increase (decrease) in net assets resulting from net share transactions	2,463,799	134,923,146

Net assets:
Beginning of period	796,026,269	661,103,123

End of period (including accumulated undistributed net investment income of $10,213,784 and $0, respectively)	$798,490,068	$796,026,269

6	See accompanying notes to the financial statements.

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007(a)

Net asset value, beginning of period	$15.23		$12.69		$9.20		$20.63		$22.16		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.19		0.18		0.41		0.65		0.47		0.53
Net realized and unrealized gain (loss)	(1.38)		2.54		3.49		(9.20)		0.52		2.45

Total from investment operations	(1.19)		2.72		3.90		(8.55)		0.99		2.98

Less distributions to shareholders:
From net investment income	—		(0.18)		(0.41)		(0.62)		(1.24)		(0.72)
From net realized gains	—		—		—		(2.26)		(1.28)		(0.10)

Total distributions	—		(0.18)		(0.41)		(2.88)		(2.52)		(0.82)

Net asset value, end of period	$14.04		$15.23		$12.69		$9.20		$20.63		$22.16

Total Return(c)	(7.81	)%**	21.53%		42.22%		(46.05)%		3.57%		14.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$798,490		$796,026		$661,103		$409,278		$718,390		$440,431
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%*
Net investment income (loss) to average daily net assets(b)	2.48	%*	1.34%		3.39%		4.12%		2.04%		3.32	%*
Portfolio turnover rate	10	%**	14%		20%		33%		4%		1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.01%		0.02%		0.03	%*
Redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01

(a)	Period from June 5, 2006 (commencement of operations) through February 28, 2007.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Opportunities Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI EAFE Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

8

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of GMO trust represented 0.2% of net assets. Those underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund, either directly or through investments in the underlying funds, that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are

9

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	89.3%

Futures Contracts	(0.8)%

Swap Agreements	(0.0)%∧

∧	Rounds to 0.0%.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

10

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$798,525,119	$—	$—	$798,525,119
Short-Term Investments	27,042	—	—	27,042

Total Investments	798,552,161	—	—	798,552,161

Total	$798,552,161	$—	$—	$798,552,161

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 0.2% and 0.0% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments

11

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $10,370,659.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(39,084,586)
February 28, 2019	$(22,515,332)

Total	$(61,599,918)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,004,405,456	$2,898,798	$(208,752,093)	$(205,853,295)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or

12

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of

13

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

14

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

15

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

16

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $6,591 and $2,707, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.514%	0.087%	0.601%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $160,182,247 and $79,490,319, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

17

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 25.32% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, less than 0.01% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	7,739,654	$115,344,399	5,013,261	$66,236,875
Shares issued to shareholders in reinvestment of distributions	—	—	645,146	9,354,610
Shares repurchased	(3,108,408)	(46,651,407)	(5,496,705)	(74,031,691)

Net increase (decrease)	4,631,246	$68,692,992	161,702	$1,559,794

18

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Emerging Markets Fund, Class VI	$22,727,461	$5,356,505	$1,017,898	$—	$1,764,234	$24,301,139
GMO Flexible Equities Fund, Class VI	11,463,067	37,202,625	1,266,531	—	—	45,603,256
GMO International Growth Equity Fund, Class IV	381,363,744	52,055,022	45,207,775	2,717,363	—	364,875,983
GMO International Intrinsic Value Fund, Class IV	380,486,131	65,568,095	31,998,115	7,505,629	—	363,744,741

Totals	$796,040,403	$160,182,247	$79,490,319	$10,222,992	$1,764,234	$798,525,119

19

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

20

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the

21

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

22

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

23

GMO International Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.60%	$1,000.00	$921.90	$2.90
2) Hypothetical	0.60%	$1,000.00	$1,022.12	$3.05

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

24

GMO International Small Companies Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Small Companies Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.4%
Preferred Stocks	3.0
Mutual Funds	1.9
Short-Term Investments	0.9
Rights/Warrants	0.0 ∧
Forward Currency Contracts	(0.0)∧
Futures Contracts	(0.6)
Other	1.4

100.0%

Country Summary*	% of Investments
Japan	32.9%
United Kingdom	21.8
Germany	11.2
France	6.8
Italy	6.8
Singapore	3.2
Netherlands	2.3
Ireland	2.2
Sweden	1.7
Canada	1.5
Hong Kong	1.5
Austria	1.1
South Korea	1.0
Norway	0.8
Switzerland	0.7
Spain	0.6
Belgium	0.5
Greece	0.5
Australia	0.4
Taiwan	0.4
Finland	0.3
Brazil	0.2
India	0.2
Indonesia	0.2
Chile	0.1
China	0.1
Denmark	0.1
Egypt	0.1

1

GMO International Small Companies Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country Summary*	% of Investments
Israel	0.1%
Malaysia	0.1
Mexico	0.1
Philippines	0.1
Poland	0.1
South Africa	0.1
Thailand	0.1
Turkey	0.1
Czech Republic	0.0 ∧

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	17.3%
Materials	12.5
Retailing	8.7
Real Estate	8.7
Automobiles & Components	7.1
Diversified Financials	5.3
Food, Beverage & Tobacco	5.0
Consumer Durables & Apparel	4.6
Consumer Services	3.7
Transportation	3.6
Technology Hardware & Equipment	3.4
Media	2.8
Energy	2.7
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Commercial & Professional Services	2.1
Health Care Equipment & Services	1.9
Software & Services	1.7
Insurance	1.7
Utilities	1.3
Semiconductors & Semiconductor Equipment	1.0
Telecommunication Services	0.9
Food & Staples Retailing	0.8

2

GMO International Small Companies Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Banks	0.5%
Household & Personal Products	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.0%.

3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.4%

	Australia — 2.3%
815,827	Australian Infrastructure Fund	1,664,496
7,850	Campbell Brothers Ltd	390,686
223,405	Challenger Ltd	1,175,209
775,397	Charter Hall Office (REIT)	2,784,608
636,905	Charter Hall Retail (REIT)	2,248,529
1,692,981	Investa Office Fund (REIT)	1,117,191
998,258	PaperlinX Ltd *	117,821

	Total Australia	9,498,540

	Austria — 1.1%
26,964	Andritz AG	2,496,120
14,299	Flughafen Wien AG	699,210
1,761,602	Immofinanz AG (Entitlement Shares)	—
10,941	Schoeller-Bleckmann Oilfield Equipment AG	854,174
26,872	Zumtobel AG	581,889

	Total Austria	4,631,393

	Belgium — 0.5%
9,472	Euronav SA *	87,334
10,139	GIMV NV	572,673
19,012	Omega Pharma SA	938,424
17,833	Tessenderlo Chemie	581,872
636	Tessenderlo Chemie NV *	164

	Total Belgium	2,180,467

	Brazil — 0.2%
29,000	Equatorial Energia SA	215,874
15,600	Ez Tec Empreendimentos e Participacoes SA	157,284
26,400	Fertilizantes Heringer SA *	140,964
20,600	Grendene SA	95,630
11,700	Helbor Empreendimentos SA	154,270

	Total Brazil	764,022

4	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Canada — 2.7%
32,457	ACE Aviation Holdings Inc Class A *	368,882
41,100	AltaGas Ltd	1,157,079
41,100	Davis & Henderson Income Corp	765,510
30,700	Dorel Industries Inc Class B	740,148
83,200	Dundee Corp Class A *	1,904,773
6,200	Linamar Corp	99,018
100,000	Neo Materials Technologies Inc *	915,960
14,871	Quebecor Inc Class B	503,546
119,900	RONA Inc	1,215,773
50,950	Torstar Corp Class B	520,270
88,425	Transcontinental Inc	1,269,535
157,600	Trinidad Drilling Ltd	1,305,153
362,200	Yellow Media Inc	299,583

	Total Canada	11,065,230

	Chile — 0.1%
5,288,290	Madeco SA *	257,823

	China — 0.1%
447,600	Jiangsu Future Land Co Ltd Class B	244,977

	Czech Republic — 0.0%
4,200	Pegas Nonwovens SA	115,035

	Denmark — 0.1%
15,408	D/S Norden A/S	459,664

	Egypt — 0.1%
8,402	Alexandria Mineral Oils Co	92,135
27,477	Arab Cotton Ginning	19,489
550,583	Palm Hills Developments SAE *	163,007

	Total Egypt	274,631

See accompanying notes to the financial statements.	5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.3%
12,029	Outotec Oyj	497,196
154,933	Sponda Oyj	731,828

	Total Finland	1,229,024

	France — 6.3%
95,815	Arkema	7,409,443
115,962	Derichebourg SA *	613,254
7,293	Eiffage SA	354,220
63,125	Faurecia	1,848,946
6,086	Fonciere des Regions (REIT)	506,162
22,534	Groupe Steria SCA	498,163
35,807	Ingenico SA	1,458,548
8,468	Jacquet Metal Service *	142,631
32,608	Lagardere SCA	1,113,758
40,589	Maurel et Prom	843,178
15,095	Nexans SA	1,209,239
134,595	PagesJaunes Groupe	876,367
24,558	Peugeot SA	750,599
53,800	Plastic Omnium SA	1,631,487
32,407	Rallye SA	1,142,440
16,778	Teleperformance	445,398
78,892	Valeo SA	4,164,085
8,713	Zodiac Aerospace	700,464

	Total France	25,708,382

	Germany — 8.1%
85,618	Aareal Bank AG *	1,847,351
25,167	Aixtron AG	565,621
52,586	Aurubis AG	3,082,738
16,641	Axel Springer AG	714,981
69,878	Balda AG *	673,144
26,775	Bechtle AG	1,035,906
22,071	Bertrandt AG	1,199,497
44,948	Bilfinger & Berger SE	3,770,368

6	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
150,495	Drillisch AG	1,667,125
37,977	Freenet AG	473,977
168,495	Gagfah SA	972,070
27,124	GEA Group AG	794,314
3,804	Gerresheimer AG	180,069
34,089	Gerry Weber International AG	1,149,186
65,999	Gildemeister AG *	1,138,317
86,325	Infineon Technologies AG	733,034
14,741	Kabel Deutschland Holding AG *	823,063
75,244	Kloeckner & Co SE	1,247,885
5,700	Krones AG	386,706
18,710	Lanxess AG	1,164,001
71,156	Leoni AG	3,047,760
10,106	Pfeiffer Vacuum Technology AG	1,089,561
13,633	Rheinmetall AG	903,267
18,399	Software AG	806,227
41,330	Stada Arzneimittel AG	1,453,383
47,364	Suedzucker AG	1,656,192
4,001	Vossloh AG	488,788

	Total Germany	33,064,531

	Greece — 0.5%
143,182	Alapis Holding Industrial and Commercial SA *	34,645
201,715	Intralot SA	230,348
105,373	Jumbo SA	589,874
877,922	Marfin Investment Group SA *	386,849
81,870	Motor Oil (Hellas) Corinth Refineries SA	818,697

	Total Greece	2,060,413

	Hong Kong — 1.4%
1,756,000	First Pacific Co	1,681,556
486,400	HKR International Ltd	234,762
757,000	Kowloon Development Co Ltd	923,502
3,182,000	Singmas Container Holdings Ltd	974,256

See accompanying notes to the financial statements.	7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
1,072,000	Texwinca Holdings Ltd	1,309,952
226,000	Yue Yuen Industrial Holdings	624,339

	Total Hong Kong	5,748,367

	India — 0.2%
332,656	Alok Industries Ltd	128,807
106,822	Apollo Tyres Ltd	139,889
154,409	Geodesic Ltd	179,763
342,520	Rain Commodities Ltd	222,302
186,377	REI Agro Ltd	103,390

	Total India	774,151

	Indonesia — 0.1%
37,964,500	Bakrie & Brothers Tbk PT *	294,558
3,275,500	Bakrie Sumatera Plantations Tbk PT	148,389
394,000	Sampoerna Agro Tbk PT	165,277

	Total Indonesia	608,224

	Ireland — 2.2%
1,326,561	Allied Irish Banks Plc *	76,800
154,560	DCC Plc	4,214,100
355,179	Fyffes Plc	172,859
242,035	Glanbia Plc	1,474,741
718,499	Irish Life & Permanent Group Holdings Plc *	30,763
23,217	Paddy Power Plc	1,183,012
177,321	Smurfit Kappa Group Plc *	1,400,636
624,173	Total Produce Ltd	350,858

	Total Ireland	8,903,769

	Israel — 0.1%
136,205	Africa Israel Investments Ltd *	544,571

	Italy — 3.9%
73,993	Autostrada Torino-Milano SPA	787,161
202,406	Benetton Group SPA	1,453,483

8	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
49,871	Brembo SPA	520,686
147,681	Campari	1,204,771
92,099	Cementir SPA	254,516
36,568	Danieli & Co SPA	926,803
139,605	Danieli & Co SPA-RSP	1,838,199
97,360	De’Longhi SPA	1,084,730
145,454	Italcementi SPA-Di RISP	525,805
11,950	Italmobiliare SPA	377,753
16,402	Italmobiliare SPA-RSP *	350,831
80,594	Lottomatica SPA *	1,272,737
317,959	Mediolanum SPA	1,192,339
265,623	Recordati SPA	2,568,283
33,683	Societa Iniziative Autostradali e Servizi SPA	280,932
11,013	Tod’s SPA	1,266,051

	Total Italy	15,905,080

	Japan — 31.4%
82,200	ADEKA Corp	824,548
1,510	Advance Residence Investment Corp (REIT)	3,160,911
188,000	Aichi Steel Corp	1,124,453
38,000	Alpen Co Ltd	675,998
236,800	Alps Electric Co Ltd	2,165,493
132,000	Anritsu Corp	1,614,951
112,100	AOC Holdings Inc	647,175
97,900	Aoyama Trading Co Ltd	1,639,679
120,800	Arnest One Corp	1,293,483
18,000	Autobacs Seven Co Ltd	821,689
408,000	Calsonic Kansei Corp	2,441,821
35,900	Capcom	1,052,880
90,600	Century Tokyo Leasing Corp	1,781,722
19,400	Chiba Kogyo Bank Ltd (The) *	115,030
452	CyberAgent Inc	1,496,239
180,550	Daiei Inc *	673,820
56,700	Daiichikosho Co Ltd	1,091,664

See accompanying notes to the financial statements.	9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
149,000	Dainippon Screen Manufacturing Co Ltd	984,173
466	Daiwa Office Investment Corp (REIT)	1,425,374
181,100	DCM Holdings Co Ltd	1,432,078
700,000	DIC Corp	1,544,900
227,500	Edion Corp	1,987,070
38,100	Ferrotec Corp	766,660
121,000	Fujitsu General Ltd	905,067
54,800	Fuji Oil Co Ltd	879,259
32,600	Fuji Soft Inc	503,786
195,100	Futaba Industrial Co Ltd	1,344,351
53,800	Fuyo General Lease Co Ltd	1,981,127
402,000	Godo Steel LTD	917,929
11,060	Gulliver International Co Ltd	539,427
400,000	Gunze Ltd	1,331,071
492,000	Hanwa Co Ltd	2,135,305
271,000	Ishihara Sangyo Kaisha Ltd *	325,774
105,400	IT Holdings Corp	1,025,199
68,300	Itochu Enex Co Ltd	377,148
310,000	JACCS Co Ltd	1,103,335
263	Japan Excellent Inc (REIT)	1,320,909
369,000	JFE Shoji Holdings Inc	1,662,139
365,000	Juki Corp	809,161
174,000	J–Oil Mills Inc	531,763
105,600	K’s Holdings Corp	4,654,544
19,800	Kaga Electronics Co Ltd	208,300
176,000	Kaken Pharmaceutical Co Ltd	2,458,177
433	Kenedix Realty Investment Corp (REIT)	1,541,337
31,000	Kewpie Corp	425,209
111,300	Kohnan Shoji Co Ltd	2,072,395
70,500	Kojima Co Ltd	512,259
144,000	Krosaki Harima Corp	615,255
338,000	Kurabo Industries Ltd	684,855
39,800	Kyoei Steel Ltd	616,740
75,000	Kyorin Co Ltd	1,521,944

10	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
32,000	Kyudenko Corp	220,493
77,000	Makino Milling Machine Co Ltd	625,584
28,600	Mandom Corp	857,391
409,000	Mitsubishi Steel Manufacturing Co Ltd	1,252,818
513,000	Mitsui Mining & Smelting Co Ltd	1,556,002
382	Mori Hills REIT Investment Corp (REIT)	1,387,029
330,000	Morinaga Milk Industry Co Ltd	1,427,790
228,000	Nachi-Fujikoshi Corp	1,199,494
150,000	Nakayama Steel Works Ltd *	177,474
334	Net One Systems Co Ltd	905,640
190,000	Nichias Corp	1,130,723
505,000	Nichirei Corp	2,263,436
93,300	Nihon Kohden Corp	2,432,422
163,000	Nippon Chemi-Con Corp	905,474
865,000	Nippon Coke & Engineering Co Ltd	1,393,312
115,000	Nippon Corp	1,008,419
97,000	Nippon Shokubai Co Ltd	1,221,986
153,000	Nippon Soda Co Ltd	675,522
71,000	Nippon Synthetic Chemical Industry Co Ltd	429,869
55,400	Nippon System Development Co Ltd	486,249
115,000	Nippon Flour Mills Co Ltd	542,279
1,421,000	Nippon Light Metal Co Ltd	2,735,336
68,400	Nipro Corp	1,258,639
123,000	Nissan Shatai Co Ltd	955,969
185,000	Nisshin Oillio Group Ltd (The)	896,595
156,000	NS United Kaiun Kaisha Ltd	264,999
19,500	Okinawa Electric Power Co	924,371
67,000	OKUMA Corp	517,636
1,503,000	Orient Corp *	1,583,394
456	ORIX JREIT Inc (REIT)	2,205,542
36,900	Osaka Steel Co Ltd	574,196
26,100	OSAKA Titanium Technologies Co	1,364,546
27,500	PLENUS Co Ltd	455,073
8,100	Point Inc	383,392

See accompanying notes to the financial statements.	11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
206	Premier Investment Corp (REIT)	896,785
487,000	Press Kogyo Co Ltd	2,386,868
93,250	Promise Co Ltd *	667,628
294,800	Round One Corp	2,586,019
404,000	Ryobi Ltd	1,752,361
9,900	Ryohin Keikaku Co Ltd	530,296
8,800	Ryosan Co	197,996
184,000	Sankyu Inc	865,744
40,700	Sanrio Co Ltd	1,735,187
142,000	Seino Holdings Co Ltd	1,035,276
41,000	Ship Healthcare Holdings Inc	968,108
143,000	Showa Corp *	954,979
32,600	Start Today Co Ltd	879,815
137,000	Taihei Kogyo Co Ltd	657,285
234,000	TOA Corp	419,899
298,000	Toho Zinc Co Ltd	1,275,277
263,000	Toko Inc *	575,989
289	Tokyu REIT Inc (REIT)	1,698,193
467,000	Topy Industries Ltd	1,305,968
179	Top REIT Inc (REIT)	1,032,766
522,000	Toyo Tire & Rubber Co Ltd	1,394,283
368	T–Gaia Corp	725,284
79,000	Uchida Yoko Co Ltd	200,906
213,000	Uniden Corp	948,008
65,500	Unipres Corp	1,685,591
793	United Urban Investment Corp (REIT)	959,088
140,000	Yokohama Rubber Co Ltd	784,567

	Total Japan	129,104,836

	Malaysia — 0.1%
242,966	Coastal Contracts Berhad	170,031
152,500	DRB-Hicom Berhad	104,202

12	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
176,900	Esso Malaysia Berhad	217,281
679,700	Scomi Group Berhad *	68,147

	Total Malaysia	559,661

	Mexico — 0.1%
38,000	Bio Pappel SAB de CV *	23,098
98,000	Gruma SAB de CV Series B *	194,596
7,200	Grupo Simec SAB de CV Series B *	16,631

	Total Mexico	234,325

	Netherlands — 2.2%
114,712	Aalberts Industries NV	2,139,008
26,982	ASM International NV	712,871
24,011	Koninklijke Ten Cate NV	848,845
302,704	Koninklijke BAM Groep NV	1,525,126
45,484	Mediq NV	801,922
62,016	SBM Offshore NV	1,287,192
18,200	Vastned NV (REIT)	1,021,378
10,100	Wereldhave NV (REIT)	856,624

	Total Netherlands	9,192,966

	Norway — 0.8%
44,636	Atea ASA	448,130
48,439	Cermaq ASA *	604,130
117,863	Storebrand ASA	781,780
59,911	TGS Nopec Geophysical Co ASA	1,498,844

	Total Norway	3,332,884

	Philippines — 0.1%
1,722,100	Lopez Holding Corp *	204,534

See accompanying notes to the financial statements.	13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.1%
17,128	Dom Maklerski IDMSA *	10,458
129,495	MCI Management SA *	217,644
148,640	Optimus SA *	262,314

	Total Poland	490,416

	Singapore — 2.2%
679,000	CapitaCommercial Trust (REIT)	673,264
1,113,000	GMG Global Ltd	226,246
679,000	Ho Bee Investment Ltd	766,455
403,000	Hong Leong Asia Ltd	579,331
2,536,000	Jaya Holdings Ltd *	1,041,712
1,436,159	Mapletree Logistics Trust (REIT)	1,061,133
612,000	MobileOne Ltd	1,275,616
383,000	SATS Ltd	721,947
830,000	Swiber Holdings Ltd *	385,985
183,000	Venture Corp Ltd	1,134,672
183,000	Wheelock Properties Ltd	258,918
630,000	Wing Tai Holdings Ltd	712,439

	Total Singapore	8,837,718

	South Africa — 0.1%
98,254	Basil Read Holdings Ltd	164,997
6,900	DRDGOLD Ltd Sponsored ADR	37,122
16,051	Evraz Highveld Steel and Vanadium Ltd *	99,797
400,000	Simmer & Jack Mines Ltd *	1,140
73,315	Stefanutti Stocks Holdings Ltd	113,623
1,145,282	Super Group Ltd *	141,322

	Total South Africa	558,001

	South Korea — 1.0%
7,301	AtlasBX Co Ltd	166,122
3,260	Dong Ah Tire & Rubber Co Ltd	29,810
17,050	Dongbu Corp	91,240
978	Dongwon Industries Co Ltd	154,439

14	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
1,229	E1 Corp	65,765
9,680	Handsome Co Ltd	273,455
85,215	Interpark Corp *	397,387
5,919	KCC Engineering & Construction Co	278,123
8,890	KISCO Corp	225,874
3,050	KISWIRE Ltd	149,165
6,481	Kolon Corp	205,370
35,020	Kwang Dong Pharmaceutical Co Ltd	103,125
343	Lotte Samkang Co Ltd	116,993
1,740	Moorim Paper Co Ltd	5,120
13,020	Muhak Co Ltd	159,998
199	Namyang Dairy Products Co Ltd	153,448
2,305	Nong Shim Holdings Co Ltd	118,939
580	Poongsan Corp	16,921
1,341	SeAH Holdings Corp	187,086
1,680	SeAH Steel Corp	136,585
1,060	Shinyoung Securities Co Ltd	30,785
4,180	Silla Co Ltd	51,660
4,730	SK Gas Co Ltd	335,216
243	Taekwang Industrial Co Ltd	319,244
9,480	Youngone Corp	161,564
1,820	Youngone Holding Co Ltd	74,206

	Total South Korea	4,007,640

	Spain — 0.5%
73,001	Fomento de Construcciones y Contratas SA	1,897,438

	Sweden — 2.2%
35,757	Axfood AB	1,353,724
63,100	D Carnegie & Co. AB * (a)	7,463
30,429	Hoganas AB Class B	1,029,284
218,599	Kungsleden AB	1,839,388
72,644	NCC Class B	1,394,068
122,163	Peab AB	719,406

See accompanying notes to the financial statements.	15

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
67,643	SAAB AB Class B	1,409,426
96,106	Trelleborg AB Class B	809,072
81,342	Vostok Gas Ltd * (a)	2,822
41,694	Wihlborgs Fastigheter AB	583,250

	Total Sweden	9,147,903

	Switzerland — 0.7%
882	Fischer (George) AG (Registered) *	395,614
18,468	Swiss Life Holding AG (Registered) *	2,539,622

	Total Switzerland	2,935,236

	Taiwan — 0.4%
54,000	AV Tech Corp	166,163
290,000	China Bills Finance Corp	101,420
76,000	Chinese Maritime Transport Ltd	121,487
359,000	Getac Technology Corp	227,584
288,000	Grand Pacific Petrochemical Corp	171,672
110,000	Inventec Appliances Corp	67,326
126,000	L&K Engineering Co Ltd	121,702
273,000	Long Bon International Co Ltd	109,508
86,000	P-Two Industries Inc	66,904
430,000	ProMOS Technologies Inc *	5,957
159,000	Quanta Storage Inc	115,704
925,000	Sampo Corp	291,025
106,000	ThaiLin Semiconductor Corp	35,000
221,000	Zig Sheng Industrial Co Ltd	138,413

	Total Taiwan	1,739,865

	Thailand — 0.1%
9,246,500	G J Steel Pcl (Foreign Registered) * (a)	71,313
324,600	TPI Polene Pcl (Foreign Registered) (a)	139,946

	Total Thailand	211,259

16	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.1%
464,976	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D *	231,342
125,873	Koza Anadolu Metal Madencilik Isletmeleri AS *	320,094

	Total Turkey	551,436

	United Kingdom — 21.0%
115,568	Amlin Plc	583,874
599,922	Ando Corp	1,949,923
450,098	Ashtead Group Plc	858,106
57,204	ASOS Plc *	1,831,121
155,259	Atkins WS Plc	1,370,666
660,874	Balfour Beatty Plc	2,676,743
389,731	Bodycote Plc	1,840,455
68,865	Britvic Plc	354,686
359,098	Cape Plc	2,797,673
241,955	Carillion Plc	1,342,983
262,272	Catlin Group Ltd	1,584,039
189,115	Cookson Group Plc	1,611,304
42,404	Croda International Plc	1,240,178
76,795	Daily Mail and General Trust Plc NV Class A	503,438
147,890	Dairy Crest Group Plc	871,231
793,079	Debenhams Plc	686,919
64,838	Domino’s Pizza UK & IRL Plc	529,550
427,161	Drax Group Plc	3,600,030
700,904	DS Smith Plc	2,352,010
270,608	Elementis Plc	676,711
930,960	Enterprise Inns Plc *	620,490
266,296	Fenner Plc	1,585,573
270,174	Filtrona Plc	1,598,997
517,674	FirstGroup Plc	3,079,119
933,711	Game Group Plc	367,798
502,960	GKN Plc	1,646,435
83,683	Go-Ahead Group Plc	2,144,100
147,077	Greene King Plc	1,060,619
241,106	Halfords Group Plc	1,199,567

See accompanying notes to the financial statements.	17

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
105,610	Hargreaves Lansdown Plc	739,513
812,621	Home Retail Group Plc	1,678,461
905,018	Howden Joinery Group PLC *	1,488,376
131,403	IMI Plc	1,900,159
748,040	Inchcape Plc	3,913,920
356,564	Intermediate Capital Group Plc	1,437,250
145,225	Investec Plc	1,017,102
79,423	John Wood Group Plc	764,490
964,761	Johnston Press Plc *	82,298
954,576	Kesa Electricals Plc	1,688,327
774,188	Marston’s Plc	1,192,910
268,198	Mcbride Plc	570,861
462,957	Melrose Plc	2,353,610
122,121	Mondi Plc	1,079,286
418,401	Morgan Crucible Co Plc	1,861,302
486,124	National Express Group Plc	1,976,281
5,045,261	Premier Foods Plc *	1,066,900
1,368,102	Punch Taverns Plc *	214,173
78,549	Savills Plc	398,793
257,135	Senior Plc	658,091
756,883	SIG Plc *	1,274,210
86,471	Smith News Plc	117,620
126,574	Spectris Plc	2,951,202
1,368,102	Spirit Pub Co PLC *	966,065
433,117	Tate & Lyle Plc	4,074,385
530,768	Trinity Mirror Plc *	381,940
233,673	TUI Travel Plc	579,692
327,341	Tullett Prebon Plc	1,982,954
122,576	United Business Media Ltd	922,602
20,653	Weir Group Plc (The)	643,828

18	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
999,785	William Hill Plc	3,655,353
2,546,413	Yell Group Plc *	205,444

	Total United Kingdom	86,401,736

	TOTAL COMMON STOCKS (COST $384,994,221)	383,446,148

	PREFERRED STOCKS — 3.0%

	Brazil — 0.0%
2,700	Centrais Eletricas de Santa Catarina SA 6.04%	65,113
7,100	Cia Energetica do Ceara Class A 12.23%	139,155

	Total Brazil	204,268

	Germany — 3.0%
12,017	Biotest AG 1.17%	668,153
10,672	Draegerwerk AG & Co 1.72%	1,066,701
49,731	Fuchs Petrolub AG 2.81%	2,275,898
38,372	Hugo Boss AG 2.94%	3,788,507
35,166	Jungheinrich AG 2.55%	1,112,548
32,474	Porsche Automobil Holding SE 1.10%	2,186,068
59,647	ProSiebenSat.1 Media AG 8.57%	1,190,650

	Total Germany	12,288,525

	TOTAL PREFERRED STOCKS (COST $9,198,320)	12,492,793

	RIGHTS/WARRANTS — 0.0%

	Malaysia — 0.0%
11,833	Coastal Contracts Warrants, Expires 07/18/16 *	1,904

	TOTAL RIGHTS/WARRANTS (COST $0)	1,904

See accompanying notes to the financial statements.	19

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers
	319,914	GMO U.S. Treasury Fund	8,001,043

		TOTAL MUTUAL FUNDS (COST $8,001,043)	8,001,043

		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.9%
AUD	80,458	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	86,006
CAD	48,793	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	49,824
CHF	7,275	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	9,027
DKK	89,358	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	17,231
GBP	6,049	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.11%, due 09/01/11	9,819
HKD	78,084	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	10,029
JPY	6,401,361	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	83,602
NOK	54,996	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.05%, due 09/01/11	10,252
NZD	14,419	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/01/11	12,285
SEK	65,339	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	10,303
EUR	39,039	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	56,080
SGD	112,188	Citibank (New York) Time Deposit, 0.01%, due 09/01/11	93,156
USD	2,350,474	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	2,350,474
USD	915,628	JPMorgan Chase (New York) Time Deposit, 0.03%, due 09/01/11	915,628

		Total Time Deposits	3,713,716

		TOTAL SHORT-TERM INVESTMENTS (COST $3,713,716)	3,713,716

		TOTAL INVESTMENTS — 99.2% (Cost $405,907,300)	407,655,604
		Other Assets and Liabilities (net) — 0.8%	3,094,217

		TOTAL NET ASSETS — 100.0%	$410,749,821

20	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
10/21/11	JPMorgan Chase Bank, N.A.	AUD	1,267,478	$1,346,337	$34,789
10/21/11	Morgan Stanley Capital Services Inc.	AUD	1,267,478	1,346,337	34,741
10/21/11	Royal Bank of Scotland PLC	CHF	859,269	1,067,882	(60,744)
10/21/11	Bank of New York Mellon	GBP	1,791,725	2,906,884	(25,525)
10/21/11	Deutsche Bank AG	GBP	1,654,907	2,684,912	(24,668)
10/21/11	Morgan Stanley Capital Services Inc.	GBP	1,685,373	2,734,339	(24,901)
10/21/11	State Street Bank and Trust Company	GBP	1,102,506	1,788,699	(15,695)
10/21/11	Bank of New York Mellon	HKD	13,892,673	1,785,235	751
10/21/11	Brown Brothers Harriman & Co.	HKD	29,108,213	3,740,461	2,577
10/21/11	JPMorgan Chase Bank, N.A.	HKD	12,884,956	1,655,742	1,236
10/21/11	Morgan Stanley Capital Services Inc.	HKD	9,225,235	1,185,460	810
10/21/11	State Street Bank and Trust Company	HKD	22,110,191	2,841,202	1,046
10/21/11	Bank of America, N.A.	SEK	21,536,119	3,386,744	55,300
10/21/11	Bank of New York Mellon	SEK	3,059,439	481,124	7,612
10/21/11	Royal Bank of Scotland PLC	SEK	15,794,643	2,483,846	37,727
10/21/11	Bank of America, N.A.	SGD	13,848,668	11,502,159	(1,968)

				$42,937,363	$23,088

Sales #
10/21/11	Bank of America, N.A.	CAD	1,249,900	$1,274,832	$(8,485)
10/21/11	Deutsche Bank AG	CAD	4,960,106	5,059,046	(22,613)
10/21/11	JPMorgan Chase Bank, N.A.	CAD	2,844,162	2,900,895	(18,220)
10/21/11	Royal Bank of Scotland PLC	CAD	468,526	477,872	(3,430)
10/21/11	Brown Brothers Harriman & Co.	EUR	1,989,078	2,855,573	8,381
10/21/11	Deutsche Bank AG	EUR	1,897,000	2,723,383	5,470
10/21/11	JPMorgan Chase Bank, N.A.	EUR	3,552,916	5,100,660	4,077
10/21/11	Morgan Stanley Capital Services Inc.	EUR	2,685,860	3,855,892	4,189
10/21/11	Bank of New York Mellon	JPY	60,859,782	795,157	(1,472)
10/21/11	Brown Brothers Harriman & Co.	JPY	232,289,387	3,034,954	(8,579)
10/21/11	State Street Bank and Trust Company	JPY	160,681,000	2,099,362	(3,901)
10/21/11	Bank of America, N.A.	NOK	11,674,685	2,170,241	(44,464)

				$32,347,867	$(89,047)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	21

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
4	IBEX 35	September 2011	$501,265	$6,822
42	CAC 40	September 2011	1,958,614	15,122
38	TOPIX	September 2011	3,854,918	(193,765)
103	FTSE/MIB	September 2011	11,485,272	(3,142,647)
75	MSCI Singapore	September 2011	4,098,789	181,576
1	Hang Seng	September 2011	131,636	5,523
20	FTSE 100	September 2011	1,745,490	55,507

			$23,775,984	$(3,071,862)

Sales
67	SPI 200	September 2011	$7,711,212	$386,618
158	OMXS 30	September 2011	2,379,065	(5,150)
33	S&P Toronto 60	September 2011	4,902,318	95,407

			$14,992,595	$476,875

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

22	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $397,906,257) (Note 2)	$399,654,561
Investments in affiliated issuers, at value (cost $8,001,043) (Notes 2 and 10)	8,001,043
Foreign currency, at value (cost $67,850) (Note 2)	67,662
Dividends receivable	765,430
Foreign taxes receivable	178,296
Unrealized appreciation on open forward currency contracts (Note 4)	198,706
Receivable for foreign currency sold	6
Due from broker on open futures contracts	3,427,206
Receivable for variation margin on open futures contracts (Note 4)	426,233
Receivable for expenses reimbursed by Manager (Note 5)	44,479
Miscellaneous receivable	234

Total assets	412,763,856

Liabilities:
Payable for investments purchased	1,257,000
Payable to affiliate for (Note 5):
Management fee	204,373
Shareholder service fee	51,093
Trustees and Trust Officers or agents unaffiliated with the Manager	244
Unrealized depreciation on open forward currency contracts (Note 4)	264,665
Accrued expenses	236,660

Total liabilities	2,014,035

Net assets	$410,749,821

Net assets consist of:
Paid-in capital	$422,505,889
Distributions in excess of net investment income	(1,447,706)
Accumulated net realized loss	(9,417,635)
Net unrealized depreciation	(890,727)

$410,749,821

Net assets attributable to:
Class III shares	$410,749,821

Shares outstanding:
Class III	53,938,036

Net asset value per share:
Class III	$7.62

See accompanying notes to the financial statements.	23

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $759,872)	$8,487,208
Dividends from affiliated issuers (Note 10)	1,966

Total investment income	8,489,174

Expenses:
Management fee (Note 5)	1,354,980
Shareholder service fee – Class III (Note 5)	338,745
Custodian and fund accounting agent fees	193,016
Audit and tax fees	43,148
Transfer agent fees	13,248
Legal fees	8,014
Registration fees	3,404
Trustees fees and related expenses (Note 5)	3,351
Miscellaneous	22,701

Total expenses	1,980,607
Fees and expenses reimbursed by Manager (Note 5)	(277,840)
Expense reductions (Note 2)	(16)

Net expenses	1,702,751

Net investment income (loss)	6,786,423

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	36,747,180
Investments in affiliated issuers	274
Realized gains distributions from affiliated issuers (Note 10)	409
Futures contracts	(487,253)
Swap contracts	(49,382)
Foreign currency, forward contracts and foreign currency related transactions	(493,205)

Net realized gain (loss)	35,718,023

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(70,628,662)
Futures contracts	(3,241,709)
Swap contracts	25,885
Foreign currency, forward contracts and foreign currency related transactions	(131,289)

Net unrealized gain (loss)	(73,975,775)

Net realized and unrealized gain (loss)	(38,257,752)

Net increase (decrease) in net assets resulting from operations	$(31,471,329)

24	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,786,423	$10,952,904
Net realized gain (loss)	35,718,023	106,230,547
Change in net unrealized appreciation (depreciation)	(73,975,775)	19,468,199

Net increase (decrease) in net assets from operations	(31,471,329)	136,651,650

Distributions to shareholders from:
Net investment income
Class III	(14,145,301)	(16,518,658)
Net share transactions (Note 9):
Class III	(11,514,675)	(817,031,721)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	147,736	4,337,696

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(11,366,939)	(812,694,025)

Total increase (decrease) in net assets	(56,983,569)	(692,561,033)

Net assets:
Beginning of period	467,733,390	1,160,294,423

End of period (including distributions in excess of net investment income of $1,447,706 and accumulated undistributed net investment income of $5,911,172, respectively)	$410,749,821	$467,733,390

See accompanying notes to the financial statements.	25

GMO International Small Companies Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31,
	2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$8.48		$6.63		$4.20		$9.29		$12.22		$14.93

Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.14		0.08		0.20		0.24		0.25
Net realized and unrealized gain (loss)	(0.72)		1.88		2.50		(4.78)		(0.34)		2.68

Total from investment operations	(0.59)		2.02		2.58		(4.58)		(0.10)		2.93

Less distributions to shareholders:
From net investment income	(0.27)		(0.17)		(0.15)		(0.13)		(0.51)		(0.33)
From net realized gains	—		—		—		(0.38)		(2.32)		(5.31)

Total distributions	(0.27)		(0.17)		(0.15)		(0.51)		(2.83)		(5.64)

Net asset value, end of period	$7.62		$8.48		$6.63		$4.20		$9.29		$12.22

Total Return(a)	(7.22	)%**	31.11%		61.64%		(51.47)%		(2.04)%		23.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$410,750		$467,733		$1,160,294		$386,816		$679,536		$856,471
Net expenses to average daily net assets	0.75	%(b)(c)*	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)	0.76	%(d)	0.75%
Net investment income (loss) to average daily net assets	3.01	%*	1.91%		1.17%		2.89%		1.98%		1.79%
Portfolio turnover rate	42	%**	55%		58%		64%		72%		48%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.12%		0.09%		0.12%		0.13%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.05		$0.02		$0.01		$0.04		$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO International Small Companies Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both

27

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

developed and emerging companies (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund currently limits subscriptions due to capacity considerations.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31,

28

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.1% of net assets. The Fund classifies such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	92.6%

Futures Contracts	(0.7)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

29

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: With respect to certain securities for which no current market or quoted prices were available, the Fund valued those securities at the most recent available market or quoted price. Certain of the Fund’s securities in Thailand were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$9,498,540	$—	$9,498,540
Austria	—	4,631,393	—	4,631,393
Belgium	164	2,180,303	—	2,180,467
Brazil	764,022	—	—	764,022
Canada	11,065,230	—	—	11,065,230
Chile	257,823	—	—	257,823
China	—	244,977	—	244,977
Czech Republic	—	115,035	—	115,035
Denmark	—	459,664	—	459,664
Egypt	—	274,631	—	274,631
Finland	—	1,229,024	—	1,229,024
France	1,848,946	23,859,436	—	25,708,382
Germany	—	33,064,531	—	33,064,531
Greece	—	2,060,413	—	2,060,413
Hong Kong	—	5,748,367	—	5,748,367
India	—	774,151	—	774,151
Indonesia	—	608,224	—	608,224
Ireland	30,763	8,873,006	—	8,903,769
Israel	—	544,571	—	544,571

30

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Italy	$—	$15,905,080	$—	$15,905,080
Japan	—	129,104,836	—	129,104,836
Malaysia	—	559,661	—	559,661
Mexico	234,325	—	—	234,325
Netherlands	—	9,192,966	—	9,192,966
Norway	—	3,332,884	—	3,332,884
Philippines	—	204,534	—	204,534
Poland	—	490,416	—	490,416
Singapore	—	8,837,718	—	8,837,718
South Africa	37,122	520,879	—	558,001
South Korea	—	4,007,640	—	4,007,640
Spain	—	1,897,438	—	1,897,438
Sweden	—	9,137,618	10,285	9,147,903
Switzerland	—	2,935,236	—	2,935,236
Taiwan	—	1,739,865	—	1,739,865
Thailand	—	—	211,259	211,259
Turkey	—	551,436	—	551,436
United Kingdom	966,065	85,435,671	—	86,401,736

TOTAL COMMON STOCKS	15,204,460	368,020,144	221,544	383,446,148

Preferred Stocks
Brazil	204,268	—	—	204,268
Germany	—	12,288,525	—	12,288,525

TOTAL PREFERRED STOCKS	204,268	12,288,525	—	12,492,793

Rights/Warrants
Malaysia	—	1,904	—	1,904

TOTAL RIGHTS/WARRANTS	—	1,904	—	1,904

Mutual Funds
United States	8,001,043	—	—	8,001,043

TOTAL MUTUAL FUNDS	8,001,043	—	—	8,001,043

Short-Term Investments	3,713,716	—	—	3,713,716

Total Investments	27,123,487	380,310,573	221,544	407,655,604

31

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign currency risk	$—	$198,706	$—	$198,706
Futures Contracts
Equity risk	95,407	651,168	—	746,575

Total Derivatives	95,407	849,874	—	945,281

Total	$27,218,894	$381,160,447	$221,544	$408,600,885

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign currency risk	$—	$(264,665)	$—	$(264,665)
Futures Contracts
Equity risk	—	(3,341,562)	—	(3,341,562)

Total Derivatives	—	(3,606,227)	—	(3,606,227)

Total	$—	$(3,606,227)	$—	$(3,606,227)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’

32

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

portfolio valuation notes in their financial statements. The aggregate net value of the Fund’s direct investments in securities using Level 3 inputs was 0.1% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

											Net Change in
											Unrealized
											Appreciation
											(Depreciation)
											from
	Balances					Change in				Balances	Investments Still
	as of			Accrued	Total	Unrealized	Transfer	Transfer		as of	Held as
	February 28,			Discounts/	Realized	Appreciation	into	out of		August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*		2011	2011
Common Stocks
Egypt	$201,417	$—	$(109,955)	$—	$(34,642)	$118,561	$—	$(175,381	)**	$—	$—
South Korea	85,393	—	—	—	—	(1,472)	—	(83,921	)**	—	—
Sweden	10,297	—	—	—	—	(12)	—	—		10,285	(12)
Thailand	627,570	286,165	(60,828)	—	(5,976)	$(5,879)	—	(629,793	)**	$211,259	(10,951)

Total	$924,677	$286,165	$(170,783)	$—	$(40,618)	$111,198	$—	$(889,095)		$221,544	$(10,963)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

33

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

34

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(34,702,861)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$422,545,779	$28,206,367	$(43,096,542)	$(14,890,175)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on

35

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed.

Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a compnent of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

36

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

37

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Liquidity Risk — Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

38

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

39

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect

40

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

41

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying

42

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

43

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

44

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used total return swap agreements achieve returns comparable to holding and lending a direct equity position. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants as a result of a corporate action. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$1,904	$—	$1,904
Unrealized appreciation on forward currency contracts	—	198,706	—	—	—	198,706
Unrealized appreciation on futures contracts *	—	—	—	746,575	—	746,575

Total	$—	$198,706	$—	$748,479	$—	$947,185

45

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
  August 31, 2011∧: — continued

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(264,665)	$—	$—	$—	$(264,665)
Unrealized depreciation on futures contracts *	—	—	—	(3,341,562)	—	(3,341,562)

Total	$—	$(264,665)	$—	$(3,341,562)	$—	$(3,606,227)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$212,050	$—	$212,050
Futures contracts	—	—	—	(487,253)	—	(487,253)
Forward currency contracts	—	(575,544)	—	—	—	(575,544)
Swap agreements	—	—	—	(49,382)	—	(49,382)

Total	$—	$(575,544)	$—	$(324,585)	$—	$(900,129)

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$945	$—	$945
Futures contracts	—	—	—	(3,241,709)	—	(3,241,709)
Forward currency contracts	—	(131,207)	—	—	—	(131,207)
Swap agreements	—	—	—	25,885	—	25,885

Total	$—	$(131,207)	$—	$(3,214,879)	$—	$(3,346,086)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

46

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward currency	Futures		Rights and/or
	contract	contracts	Swap agreements	Warrants

Average amount outstanding	95,878,332	44,194,781	107,009	84,341

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.60% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $3,351 and $1,561, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

47

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $186,255,582 and $206,851,626, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 48.43% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 2.97% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 1.03% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

48

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	353,549	$2,782,934	2,736,484	$19,892,462
Shares issued to shareholders in reinvestment of distributions	1,498,733	12,454,474	2,233,542	15,169,467
Shares repurchased	(3,084,323)	(26,752,083)	(124,720,756)	(852,093,650)
Purchase premiums	—	13,976	—	88,579
Redemption fees	—	133,760	—	4,249,117

Net increase (decrease)	(1,232,041)	$(11,366,939)	(119,750,730)	$(812,694,025)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO U.S. Treasury Fund	$8,505,000	$27,834,001	$28,338,232	$1,966	$409	$8,001,043

Totals	$8,505,000	$27,834,001	$28,338,232	$1,966	$409	$8,001,043

49

GMO International Small Companies Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

50

GMO International Small Companies Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

51

GMO International Small Companies Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

52

GMO International Small Companies Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

53

GMO International Small Companies Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.75%	$1,000.00	$927.80	$3.63
2) Hypothetical	0.75%	$1,000.00	$1,021.37	$3.81

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

54

GMO Quality Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Quality Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.8%
Short-Term Investments	3.7
Mutual Funds	0.4
Futures Contracts	0.0 ^
Other	1.1

100.0%

∧	Rounds to 0.0%.

Country Summary*	% of Investments
United States	85.2%
United Kingdom	4.4
Switzerland	4.1
France	2.3
Netherlands	2.1
Japan	1.3
Belgium	0.6

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO Quality Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	22.0%
Food, Beverage & Tobacco	19.5
Software & Services	19.0
Technology Hardware & Equipment	11.1
Energy	8.9
Health Care Equipment & Services	5.3
Food & Staples Retailing	4.9
Household & Personal Products	4.8
Consumer Durables & Apparel	1.2
Consumer Services	0.9
Telecommunication Services	0.9
Retailing	0.8
Capital Goods	0.7

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Quality Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%

	Capital Goods — 0.6%
1,289,800	3M Co.	107,027,604
24,700	United Technologies Corp.	1,833,975

	Total Capital Goods	108,861,579

	Consumer Durables & Apparel — 1.1%
2,185,000	Nike, Inc.-Class B	189,330,250

	Consumer Services — 0.9%
1,688,300	McDonald’s Corp.	152,723,618

	Energy — 8.5%
10,556,507	BP Plc	68,902,590
5,065,270	Chevron Corp.	501,005,856
5,743,600	Exxon Mobil Corp.	425,256,144
6,048,944	Royal Dutch Shell Group-Class A	202,345,385
4,736,299	Total SA	231,299,335

	Total Energy	1,428,809,310

	Food & Staples Retailing — 4.6%
2,485,500	Sysco Corp.	69,420,015
4,000,500	Walgreen Co.	140,857,605
10,659,700	Wal-Mart Stores, Inc.	567,202,637

	Total Food & Staples Retailing	777,480,257

	Food, Beverage & Tobacco — 18.5%
3,154,900	Altria Group, Inc.	85,781,731
1,789,139	Anheuser-Busch InBev NV	98,756,301
4,389,010	British American Tobacco Plc	195,274,256
158,800	Brown-Forman Corp.-Class B	11,393,900
18,200	Campbell Soup Co.	580,034
10,429,600	Coca-Cola Co. (The)	734,765,320
198,100	General Mills, Inc.	7,509,971
887,700	Hansen Natural Corp. *	75,738,564

See accompanying notes to the financial statements.	3

GMO Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
9,400	HJ Heinz Co.	494,816
72,200	Kellogg Co.	3,921,904
855,500	Lorillard, Inc.	95,319,810
3,677,162	Nestle SA	227,522,885
6,412,100	PepsiCo, Inc.	413,131,603
11,862,300	Philip Morris International, Inc.	822,294,636
25,100	Reynolds American, Inc.	943,007
9,983,441	Unilever NV	338,380,089

	Total Food, Beverage & Tobacco	3,111,808,827

	Health Care Equipment & Services — 5.0%
33,200	Cerner Corp. *	2,189,872
3,620,980	Express Scripts, Inc. *	169,968,801
369,400	Henry Schein, Inc. *	24,347,154
3,500	Intuitive Surgical, Inc. *	1,334,725
182,400	Laboratory Corp. of America Holdings *	15,235,872
135,700	Lincare Holdings, Inc.	2,921,621
438,200	Medco Health Solutions, Inc. *	23,724,148
5,265,930	Medtronic, Inc.	184,676,165
1,054,100	Quest Diagnostics, Inc.	52,778,787
5,268,994	UnitedHealth Group, Inc.	250,382,595
388,800	WellPoint, Inc.	24,611,040
1,723,775	Zimmer Holdings, Inc. *	98,065,560

	Total Health Care Equipment & Services	850,236,340

	Household & Personal Products — 4.5%
717,700	Church & Dwight Co., Inc.	31,248,658
23,427	Clorox Co.	1,632,862
2,631,400	Colgate-Palmolive Co.	236,747,058
368,300	Kimberly-Clark Corp.	25,471,628
7,401,000	Procter & Gamble Co. (The)	471,295,680

	Total Household & Personal Products	766,395,886

4	See accompanying notes to the financial statements.

GMO Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 20.9%
7,541,305	Abbott Laboratories	395,993,926
3,364,860	Amgen, Inc.	186,430,068
1,147,736	AstraZeneca Plc	54,346,799
231,500	Bristol-Myers Squibb Co.	6,887,125
2,677,300	Eli Lilly & Co.	100,425,523
1,164,900	Gilead Sciences, Inc. *	46,462,037
8,541,168	GlaxoSmithKline Plc	181,836,068
14,656,400	Johnson & Johnson	964,391,120
8,875,100	Merck & Co., Inc.	293,943,312
3,900,766	Novartis AG (Registered)	227,605,802
35,633,748	Pfizer, Inc.	676,328,537
1,174,289	Roche Holding AG	205,340,896
1,918,511	Sanofi-Aventis	139,913,164
879,900	Takeda Pharmaceutical Co Ltd	42,616,723

	Total Pharmaceuticals, Biotechnology & Life Sciences	3,522,521,100

	Retailing — 0.8%
2,445,300	Target Corp.	126,348,651

	Software & Services — 18.0%
38,973	eBay, Inc. *	1,203,096
997,660	Google, Inc.-Class A *	539,694,154
1,896,670	International Business Machines Corp.	326,056,540
641,280	MasterCard, Inc.-Class A	211,436,429
36,524,300	Microsoft Corp.	971,546,380
25,825,400	Oracle Corp.	724,918,978
2,827,000	Visa, Inc.-Class A	248,436,760
56,725	Yahoo! Japan Corp.	18,397,662

	Total Software & Services	3,041,689,999

	Technology Hardware & Equipment — 10.5%
1,623,890	Apple, Inc. *	624,921,589
55,190,600	Cisco Systems, Inc.	865,388,608

See accompanying notes to the financial statements.	5

GMO Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	Technology Hardware & Equipment — continued
212,000	Hewlett-Packard Co.	5,518,360
5,420,200	Qualcomm, Inc.	278,923,492

	Total Technology Hardware & Equipment	1,774,752,049

	Telecommunication Services — 0.9%
78,309	NTT Docomo Inc	142,753,763

	TOTAL COMMON STOCKS (COST $14,231,528,062)	15,993,711,629

	MUTUAL FUNDS — 0.4%

	Affiliated Issuers — 0.4%
2,699,287	GMO U.S. Treasury Fund	67,509,160

	TOTAL MUTUAL FUNDS (COST $67,495,362)	67,509,160

	SHORT-TERM INVESTMENTS — 3.7%

	Money Market Funds — 0.9%
152,273,370	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	152,273,370

	U.S. Government — 2.8%
290,000,000	U.S. Treasury Bill, 0.11%, due 09/08/11 (b)	289,993,233
175,000,000	U.S. Treasury Bill, 0.06%, due 05/03/12 (b)	174,928,600

	Total U.S. Government	464,921,833

	TOTAL SHORT-TERM INVESTMENTS (COST $617,076,048)	617,195,203

	TOTAL INVESTMENTS — 98.9% (Cost $14,916,099,472)	16,678,415,992
	Other Assets and Liabilities (net) — 1.1%	189,628,700

	TOTAL NET ASSETS — 100.0%	$16,868,044,692

6	See accompanying notes to the financial statements.

GMO Quality Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
1,918	S&P 500 E-Mini Index	September 2011	$116,777,430	$2,147,947

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(b)	Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.	7

GMO Quality Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $14,848,604,110) (Note 2)	$16,610,906,832
Investments in affiliated issuers, at value (cost $67,495,362) (Notes 2 and 10)	67,509,160
Foreign currency, at value (cost $1,471,041) (Note 2)	1,473,590
Receivable for Fund shares sold	136,534,309
Dividends and interest receivable	51,709,501
Foreign taxes receivable	14,110,690
Due from broker on open futures contracts	2,824,000
Receivable for variation margin on open futures contracts (Note 4)	475,504
Receivable for expenses reimbursed by Manager (Note 5)	206,119

Total assets	16,885,749,705

Liabilities:
Payable for Fund shares repurchased	10,946,074
Payable to affiliate for (Note 5):
Management fee	4,492,079
Shareholder service fee	1,242,459
Trustees and Trust Officers or agents unaffiliated with the Manager	49,633
Accrued expenses	974,768

Total liabilities	17,705,013

Net assets	$16,868,044,692

8	See accompanying notes to the financial statements.

GMO Quality Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$15,615,159,324
Accumulated undistributed net investment income	54,669,018
Accumulated net realized loss	(568,791,921)
Net unrealized appreciation	1,767,008,271

$16,868,044,692

Net assets attributable to:
Class III shares	$5,541,541,565

Class IV shares	$1,309,098,400

Class V shares	$851,448,892

Class VI shares	$9,165,955,835

Shares outstanding:
Class III	264,387,500

Class IV	62,408,930

Class V	40,606,485

Class VI	437,158,321

Net asset value per share:
Class III	$20.96

Class IV	$20.98

Class V	$20.97

Class VI	$20.97

See accompanying notes to the financial statements.	9

GMO Quality Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $7,400,100)	$214,993,952
Interest	294,616
Dividends from affiliated issuers (Note 10)	18,953

Total investment income	215,307,521

Expenses:
Management fee (Note 5)	26,797,218
Shareholder service fee – Class III (Note 5)	4,008,414
Shareholder service fee – Class IV (Note 5)	878,609
Shareholder service fee – Class V (Note 5)	148,709
Shareholder service fee – Class VI (Note 5)	2,440,004
Custodian, fund accounting agent and transfer agent fees	811,256
Legal fees	276,092
Trustees fees and related expenses (Note 5)	144,091
Audit and tax fees	40,112
Registration fees	21,896
Miscellaneous	107,230

Total expenses	35,673,631
Fees and expenses reimbursed by Manager (Note 5)	(1,200,692)
Expense reductions (Note 2)	(36,439)

Net expenses	34,436,500

Net investment income (loss)	180,871,021

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	656,833,385
Investments in affiliated issuers	8,363
Realized gains distributions from affiliated issuers (Note 10)	2,934
Futures contracts	3,876,405
Foreign currency, forward contracts and foreign currency related transactions	1,165,172

Net realized gain (loss)	661,886,259

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(560,291,996)
Investments in affiliated issuers	13,798
Futures contracts	2,147,947
Foreign currency, forward contracts and foreign currency related transactions	1,722,789

Net unrealized gain (loss)	(556,407,462)

Net realized and unrealized gain (loss)	105,478,797

Net increase (decrease) in net assets resulting from operations	$286,349,818

10	See accompanying notes to the financial statements.

GMO Quality Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$180,871,021	$290,991,854
Net realized gain (loss)	661,886,259	197,853,164
Change in net unrealized appreciation (depreciation)	(556,407,462)	1,242,645,412

Net increase (decrease) in net assets from operations	286,349,818	1,731,490,430

Distributions to shareholders from:
Net investment income
Class III	(57,254,280)	(83,157,601)
Class IV	(18,961,417)	(24,529,451)
Class V	(2,181,745)	(9,752,353)
Class VI	(98,502,088)	(166,119,977)

Total distributions from net investment income	(176,899,530)	(283,559,382)

Net share transactions (Note 9):
Class III	207,918,669	689,070,770
Class IV	(373,034,031)	421,295,506
Class V	493,617,877	(228,234,746)
Class VI	193,455,473	(1,052,519,127)

Increase (decrease) in net assets resulting from net share transactions	521,957,988	(170,387,597)

Total increase (decrease) in net assets	631,408,276	1,277,543,451

Net assets:
Beginning of period	16,236,636,416	14,959,092,965

End of period (including accumulated undistributed net investment income of $54,669,018 and $50,697,527, respectively)	$16,868,044,692	$16,236,636,416

See accompanying notes to the financial statements.	11

GMO Quality Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$20.81		$18.99		$14.17		$20.56		$21.78		$20.81

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.36		0.33		0.37		0.39		0.35
Net realized and unrealized gain (loss)	0.15		1.82		4.83		(6.30)		(0.70)		1.12

Total from investment operations	0.38		2.18		5.16		(5.93)		(0.31)		1.47

Less distributions to shareholders:
From net investment income	(0.23)		(0.36)		(0.34)		(0.34)		(0.36)		(0.34)
From net realized gains	—		—		—		(0.12)		(0.55)		(0.16)

Total distributions	(0.23)		(0.36)		(0.34)		(0.46)		(0.91)		(0.50)

Net asset value, end of period	$20.96		$20.81		$18.99		$14.17		$20.56		$21.78

Total Return(a)	1.80	%**	11.67%		36.73%		(29.37)%		(1.76)%		7.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,541,542		$5,288,776		$4,119,119		$1,952,579		$2,003,758		$1,575,300
Net expenses to average daily net assets	0.48	%(b) (c)*	0.48	%(b) (c)	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%
Net investment income (loss) to average daily net assets	2.17	%*	1.88%		1.88%		2.03%		1.74%		1.64%
Portfolio turnover rate	21	%**	32%		28%		36%		46%		50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO Quality Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$20.83		$19.01		$14.19		$20.57		$21.80		$20.82

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.38		0.34		0.39		0.40		0.37
Net realized and unrealized gain (loss)	0.15		1.81		4.83		(6.30)		(0.71)		1.11

Total from investment operations	0.38		2.19		5.17		(5.91)		(0.31)		1.48

Less distributions to shareholders:
From net investment income	(0.23)		(0.37)		(0.35)		(0.35)		(0.37)		(0.34)
From net realized gains	—		—		—		(0.12)		(0.55)		(0.16)

Total distributions	(0.23)		(0.37)		(0.35)		(0.47)		(0.92)		(0.50)

Net asset value, end of period	$20.98		$20.83		$19.01		$14.19		$20.57		$21.80

Total Return(a)	1.82	%**	11.71%		36.73%		(29.27)%		(1.77)%		7.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,309,098		$1,662,542		$1,132,006		$787,276		$432,046		$800,458
Net expenses to average daily net assets	0.44	%(b) (c)*	0.44	%(b) (c)	0.44	%(b)	0.44	%(b)	0.44	%(b)	0.44%
Net investment income (loss) to average daily net assets	2.16	%*	1.95%		1.97%		2.11%		1.78%		1.79%
Portfolio turnover rate	21	%**	32%		28%		36%		46%		50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Quality Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class V share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007(a)

Net asset value, beginning of period	$20.82		$19.00		$14.17		$20.56		$21.79		$21.91

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.38		0.34		0.39		0.41		0.07
Net realized and unrealized gain (loss)	0.11		1.81		4.84		(6.30)		(0.72)		0.04

Total from investment operations	0.38		2.19		5.18		(5.91)		(0.31)		0.11

Less distributions to shareholders:
From net investment income	(0.23)		(0.37)		(0.35)		(0.36)		(0.37)		(0.09)
From net realized gains	—		—		—		(0.12)		(0.55)		(0.14)

Total distributions	(0.23)		(0.37)		(0.35)		(0.48)		(0.92)		(0.23)

Net asset value, end of period	$20.97		$20.82		$19.00		$14.17		$20.56		$21.79

Total Return(b)	1.80	%**	11.73%		36.87%		(29.31)%		(1.75)%		0.49	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$851,449		$371,927		$551,272		$637,834		$663,616		$259,430
Net expenses to average daily net assets	0.42	%(c) (d)*	0.42	%(c) (d)	0.42	%(c)	0.42	%(c)	0.42	%(c)	0.42	%*
Net investment income (loss) to average daily net assets	2.59	%*	1.96%		1.98%		2.11%		1.83%		1.40	%*
Portfolio turnover rate	21	%**	32%		28%		36%		46%		50	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.02%		0.02%		0.02	%*

(a)	Period from December 8, 2006 (commencement of operations) through February 28, 2007.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.
*	Annualized.
**	Not annualized.

14	See accompanying notes to the financial statements.

GMO Quality Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007(a)

Net asset value, beginning of period	$20.82		$19.00		$14.18		$20.57		$21.79		$21.91

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.38		0.35		0.40		0.41		0.07
Net realized and unrealized gain (loss)	0.15		1.81		4.82		(6.31)		(0.70)		0.04

Total from investment operations	0.39		2.19		5.17		(5.91)		(0.29)		0.11

Less distributions to shareholders:
From net investment income	(0.24)		(0.37)		(0.35)		(0.36)		(0.38)		(0.09)
From net realized gains	—		—		—		(0.12)		(0.55)		(0.14)

Total distributions	(0.24)		(0.37)		(0.35)		(0.48)		(0.93)		(0.23)

Net asset value, end of period	$20.97		$20.82		$19.00		$14.18		$20.57		$21.79

Total Return(b)	1.85	%**	11.77%		36.81%		(29.28)%		(1.67)%		0.49	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,165,956		$8,913,391		$9,156,696		$5,273,791		$5,237,363		$2,588,116
Net expenses to average daily net assets	0.39	%(c) (d)*	0.39	%(c) (d)	0.39	%(c)	0.39	%(c)	0.39	%(c)	0.39	%*
Net investment income (loss) to average daily net assets	2.26	%*	1.99%		2.00%		2.16%		1.84%		1.43	%*
Portfolio turnover rate	21	%**	32%		28%		36%		46%		50	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.02%		0.02%		0.02	%*

(a)	Period from December 8, 2006 (commencement of operations) through February 28, 2007.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	15

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Quality Fund is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes to be of high quality. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy. In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments. To the extent the Fund takes temporary defensive positions or holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

16

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is permitted to invest directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Throughout the period ended August 31, 2011, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different shareholder service fee.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of

17

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	14.1%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

18

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Belgium	$—	$98,756,301	$—	$98,756,301
France	—	371,212,499	—	371,212,499
Japan	—	203,768,148	—	203,768,148
Netherlands	—	338,380,089	—	338,380,089
Switzerland	—	660,469,583	—	660,469,583
United Kingdom	—	702,705,098	—	702,705,098
United States	13,618,419,911	—	—	13,618,419,911

TOTAL COMMON STOCKS	13,618,419,911	2,375,291,718	—	15,993,711,629

Mutual Funds	67,509,160	—	—	67,509,160
Short-Term Investments	327,201,970	289,993,233	—	617,195,203

Total Investments	14,013,131,041	2,665,284,951	—	16,678,415,992

Derivatives *
Futures Contracts
Equity risk	2,147,947	—	—	2,147,947

Total	$14,015,278,988	$2,665,284,951	$—	$16,680,563,939

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

19

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary

20

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(81,384,354)
February 28, 2018	(768,120,457)

Total	$(849,504,811)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$15,258,993,839	$1,577,915,586	$(158,493,433)	$1,419,422,153

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are

21

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

22

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk — Focusing investments in a limited number of countries, sectors or companies or in industries with high positive correlations to one another creates additional risk. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in

23

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

24

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty

25

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives

26

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

27

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance

28

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the

29

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

30

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$—	$—	$—	$2,147,947	$—	$2,147,947

Total	$—	$—	$—	$2,147,947	$—	$2,147,947

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$3,876,405	$—	$3,876,405

Total	$—	$—	$—	$3,876,405	$—	$3,876,405

Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$2,147,947	$—	$2,147,947

Total	$—	$—	$—	$2,147,947	$—	$2,147,947

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2011:

Futures
contracts

Average amount outstanding	$19,462,905

31

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.33% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $144,091 and $55,342, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

32

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $3,535,355,429 and $3,295,010,488, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 12.15% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.37% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 45.81% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

33

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	34,480,301	$717,172,938	88,856,935	$1,694,729,284
Shares issued to shareholders in reinvestment of distributions	2,268,205	48,144,972	3,592,173	67,822,139
Shares repurchased	(26,451,929)	(557,399,241)	(55,211,086)	(1,073,480,653)

Net increase (decrease)	10,296,577	$207,918,669	37,238,022	$689,070,770

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	14,536,910	$311,779,079	41,881,875	$835,664,891
Shares issued to shareholders in reinvestment of distributions	550,189	11,698,659	687,101	12,952,102
Shares repurchased	(32,488,621)	(696,511,769)	(22,308,314)	(427,321,487)

Net increase (decrease)	(17,401,522)	$(373,034,031)	20,260,662	$421,295,506

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class V:	Shares	Amount	Shares	Amount

Shares sold	30,997,558	$665,370,202	842,183	$15,799,234
Shares issued to shareholders in reinvestment of distributions	102,662	2,181,745	463,507	8,758,346
Shares repurchased	(8,359,675)	(173,934,070)	(12,459,450)	(252,792,326)

Net increase (decrease)	22,740,545	$493,617,877	(11,153,760)	$(228,234,746)

34

GMO Quality Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	124,675,334	$2,621,616,203	76,643,800	$1,454,354,242
Shares issued to shareholders in reinvestment of distributions	4,364,915	92,625,110	8,411,337	158,834,375
Shares repurchased	(119,978,923)	(2,520,785,840)	(138,896,296)	(2,665,707,744)

Net increase (decrease)	9,061,326	$193,455,473	(53,841,159)	$(1,052,519,127)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$52,104,000	$36,298,000	$20,915,000	$18,953	$2,934	$67,509,160

Totals	$52,104,000	$36,298,000	$20,915,000	$18,953	$2,934	$67,509,160

35

GMO Quality Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

36

GMO Quality Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

37

GMO Quality Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

38

GMO Quality Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

39

GMO Quality Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.48%	$1,000.00	$1,018.00	$2.43
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

Class IV

1) Actual	0.44%	$1,000.00	$1,018.20	$2.23
2) Hypothetical	0.44%	$1,000.00	$1,022.92	$2.24

Class V

1) Actual	0.42%	$1,000.00	$1,018.00	$2.13
2) Hypothetical	0.42%	$1,000.00	$1,023.03	$2.14

Class VI

1) Actual	0.39%	$1,000.00	$1,018.50	$1.98
2) Hypothetical	0.39%	$1,000.00	$1,023.18	$1.98

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

40

GMO Real Estate Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Real Estate Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Mutual Funds	1.2
Short-Term Investments	0.5
Other	(0.5)

100.0%

Sub-industry Summary	% of REIT Investments
Specialized	26.7%
Retail	26.3
Residential	19.7
Office	16.2
Diversified	7.1
Industrial	4.0

100.0%

1

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 98.8%

	REAL ESTATE INVESTMENT TRUSTS — 98.8%

	Diversified — 7.1%
2,500	CapLease, Inc.	9,975
3,200	Colonial Properties Trust	67,264
3,500	Liberty Property Trust	118,790
700	PS Business Parks, Inc.	38,269
9,446	Vornado Realty Trust	811,506
900	Washington Real Estate Investment Trust	27,846
1,300	Winthrop Realty Trust	13,286

	Total Diversified	1,086,936

	Industrial — 3.9%
9,200	DCT Industrial Trust, Inc.	41,492
2,400	DuPont Fabros Technology, Inc.	55,560
1,500	EastGroup Properties, Inc.	60,615
2,000	First Industrial Realty Trust, Inc. *	18,880
15,760	ProLogis, Inc.	429,145

	Total Industrial	605,692

	Office — 16.0%
3,170	Alexandria Real Estate Equities, Inc.	230,808
7,200	BioMed Realty Trust, Inc.	131,688
8,400	Boston Properties, Inc.	876,036
4,289	Brandywine Realty Trust	42,633
4,225	CommonWealth REIT	86,866
1,000	Corporate Office Properties Trust	26,790
3,300	Digital Realty Trust, Inc.	197,175
4,800	Douglas Emmett, Inc.	86,592
5,100	Duke Realty Corp.	60,537
2,900	Franklin Street Properties Corp.	37,816
1,200	Government Properties Income Trust	28,104
2,600	Highwoods Properties, Inc.	85,176
2,600	Kilroy Realty Corp.	92,898

2	See accompanying notes to the financial statements.

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Office — continued
4,608	Lexington Realty Trust	34,007
2,200	Mack-Cali Realty Corp.	68,530
3,200	Piedmont Office Realty Trust, Inc.-Class A	60,480
4,523	SL Green Realty Corp.	326,741

	Total Office	2,472,877

	Residential — 19.4%
800	American Campus Communities, Inc.	31,208
5,886	Apartment Investment & Management Co.-Class A	156,386
5,283	AvalonBay Communities, Inc.	720,496
4,000	BRE Properties, Inc.	201,040
2,700	Camden Property Trust	180,414
3,100	Education Realty Trust, Inc.	27,900
1,000	Equity Lifestyle Properties, Inc.	68,920
15,000	Equity Residential	917,700
1,170	Essex Property Trust, Inc.	167,953
1,200	Home Properties, Inc.	80,244
1,600	Mid-America Apartment Communities, Inc.	114,368
2,500	Post Properties, Inc.	104,500
1,000	Sun Communities, Inc.	38,540
6,781	UDR, Inc.	181,121

	Total Residential	2,990,790

	Retail — 26.0%
1,984	Acadia Realty Trust	41,823
70	Alexander’s, Inc.	30,303
7,731	CBL & Associates Properties, Inc.	113,723
11,197	Developers Diversified Realty Corp.	138,731
2,200	Equity One, Inc.	39,622
2,300	Federal Realty Investment Trust	208,265
5,200	General Growth Properties, Inc.	70,928
1,300	Getty Realty Corp.	24,713
18,258	Kimco Realty Corp.	323,166
7,396	Macerich Co. (The)	362,700

See accompanying notes to the financial statements.	3

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Retail — continued
3,400	National Retail Properties, Inc.	92,684
3,300	Ramco-Gershenson Properties Trust	34,155
3,700	Realty Income Corp.	128,316
3,000	Regency Centers Corp.	123,780
300	Saul Centers, Inc.	10,614
16,153	Simon Property Group, Inc.	1,897,977
1,400	Tanger Factory Outlet Centers, Inc.	39,382
3,000	Taubman Centers, Inc.	172,890
1,000	Urstadt Biddle Properties, Inc.	16,810
5,900	Weingarten Realty Investors	143,783

	Total Retail	4,014,365

	Specialized — 26.4%
6,611	DiamondRock Hospitality Co.	51,169
2,600	Entertainment Properties Trust	109,538
4,300	Extra Space Storage, Inc.	92,450
18,500	HCP, Inc.	689,680
7,200	Health Care, Inc.	366,912
1,200	Healthcare Realty Trust, Inc.	20,988
6,100	Hospitality Properties Trust	143,228
24,637	Host Hotels & Resorts, Inc.	291,456
3,200	LaSalle Hotel Properties	60,160
1,200	LTC Properties, Inc.	32,388
6,300	Medical Properties Trust, Inc.	67,347
1,400	National Health Investors, Inc.	63,980
4,100	Omega Healthcare Investors, Inc.	74,415
8,194	Public Storage	1,013,843
8,200	Senior Housing Properties Trust	195,078
1,400	Sovran Self Storage, Inc.	56,896
4,500	Sunstone Hotel Investors, Inc. *	27,180

4	See accompanying notes to the financial statements.

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Specialized — continued
800	Universal Health Realty Income Trust	29,936
12,804	Ventas, Inc.	684,763

	Total Specialized	4,071,407

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $11,361,820)	15,242,067

	TOTAL REAL ESTATE INVESTMENTS (COST $11,361,820)	15,242,067

	MUTUAL FUNDS — 1.2%

	Affiliated Issuers — 1.2%
7,719	GMO U.S. Treasury Fund	193,042

	TOTAL MUTUAL FUNDS (COST $193,042)	193,042

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
77,532	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	77,532

	TOTAL SHORT-TERM INVESTMENTS (COST $77,532)	77,532

	TOTAL INVESTMENTS — 100.5% (Cost $11,632,394)	15,512,641
	Other Assets and Liabilities (net) — (0.5%)	(77,817)

	TOTAL NET ASSETS — 100.0%	$15,434,824

Notes to Schedule of Investments:

*	Non-income producing security.
REIT - Real Estate Investment Trust

(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	5

GMO Real Estate Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $11,439,352) (Note 2)	$15,319,599
Investments in affiliated issuers, at value (cost $193,042) (Notes 2 and 10)	193,042
Dividends receivable	7,799
Receivable for expenses reimbursed by Manager (Note 5)	7,925

Total assets	15,528,365

Liabilities:
Payable for investments purchased	43,000
Payable to affiliate for (Note 5):
Management fee	4,112
Shareholder service fee	1,869
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Accrued expenses	44,540

Total liabilities	93,541

Net assets	$15,434,824

Net assets consist of:
Paid-in capital	$18,632,565
Accumulated undistributed net investment income	215,045
Accumulated net realized loss	(7,293,033)
Net unrealized appreciation	3,880,247

$15,434,824

Net assets attributable to:
Class III shares	$15,434,824

Shares outstanding:
Class III	1,892,243

Net asset value per share:
Class III	$8.16

6	See accompanying notes to the financial statements.

GMO Real Estate Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$262,886
Dividends from affiliated issuers (Note 10)	47

Total investment income	262,933

Expenses:
Management fee (Note 5)	25,939
Shareholder service fee – Class III (Note 5)	11,791
Audit and tax fees	28,888
Custodian, fund accounting agent and transfer agent fees	2,116
Registration fees	1,934
Legal fees	276
Trustees fees and related expenses (Note 5)	105
Miscellaneous	5,163

Total expenses	76,212
Fees and expenses reimbursed by Manager (Note 5)	(38,366)

Net expenses	37,846

Net investment income (loss)	225,087

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(166,237)
Investments in affiliated issuers	60
Realized gains distributions from affiliated issuers (Note 10)	2

Net realized gain (loss)	(166,175)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(111,061)

Net realized and unrealized gain (loss)	(277,236)

Net increase (decrease) in net assets resulting from operations	$(52,149)

See accompanying notes to the financial statements.	7

GMO Real Estate Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$225,087	$353,532
Net realized gain (loss)	(166,175)	(2,011,981)
Change in net unrealized appreciation (depreciation)	(111,061)	6,314,334

Net increase (decrease) in net assets from operations	(52,149)	4,655,885

Distributions to shareholders from:
Net investment income
Class III	(87,455)	(426,840)

Net share transactions (Note 9):
Class III	(161,683)	(2,605,218)

Total increase (decrease) in net assets	(301,287)	1,623,827

Net assets:
Beginning of period	15,736,111	14,112,284

End of period (including accumulated undistributed net investment income of $215,045 and $77,413, respectively)	$15,434,824	$15,736,111

8	See accompanying notes to the financial statements.

GMO Real Estate Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008	2007

Net asset value, beginning of period	$8.23		$6.16		$3.34		$7.85		$12.87	$12.27

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.18		0.21		0.31		0.40	0.38
Net realized and unrealized gain (loss)	(0.14)		2.11		2.76		(4.40)		(3.29)	2.72

Total from investment operations	(0.02)		2.29		2.97		(4.09)		(2.89)	3.10

Less distributions to shareholders:
From net investment income	(0.05)		(0.22)		(0.15)		(0.29)		(0.14)	(0.31)
From net realized gains	—		—		—		(0.13)		(1.99)	(2.19)

Total distributions	(0.05)		(0.22)		(0.15)		(0.42)		(2.13)	(2.50)

Net asset value, end of period	$8.16		$8.23		$6.16		$3.34		$7.85	$12.87

Total Return(a)	(0.32	)%**	38.19%		89.86%		(54.45)%		(24.04)%	29.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,435		$15,736		$14,112		$8,299		$19,465	$37,650
Net expenses to average daily net assets	0.48	%*(b)	0.48	%(b)	0.48	%(c)	0.48	%(c)	0.48%	0.48%
Net investment income (loss) to average daily net assets	2.86	%*	2.50%		4.18%		4.44%		3.78%	3.24%
Portfolio turnover rate	6	%**	25%		34%		29%		49%	43%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.49	%*	0.58%		0.55%		0.41%		0.22%	0.28%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	9

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Real Estate Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index. The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting investments for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an investment or a group of investments. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). The term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from,

10

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation

11

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$15,242,067	$—	$—	$15,242,067
Mutual Funds	193,042	—	—	193,042
Short-Term Investments	77,532	—	—	77,532

Total Investments	15,512,641	—	—	15,512,641

Total	$15,512,641	$—	$—	$15,512,641

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

12

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(517,045)
February 28, 2018	(3,096,414)
February 28, 2019	(2,351,537)

Total	$(5,964,996)

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $134,674.

13

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$12,630,639	$3,138,974	$(256,972)	$2,882,002

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions paid by real estate investment trusts (“REITs”) in excess of their income are recorded as reductions of the cost of the related investments

14

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

which increases/decreases the unrealized/realized gains/losses as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Real Estate Risk — Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

15

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk — Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. The Fund’s concentration in real estate-related investments make the Fund’s net asset value more susceptible to economic, market, political and other developments affecting the real estate industry.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

16

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using

17

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services

18

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

19

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the

20

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

21

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

22

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.33% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

23

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $105 and $12, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Total Indirect
expense)	Service Fees	Expense
< 0.001%	0.00%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $892,773 and $912,570, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 95.66% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.94% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 75.28% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

24

GMO Real Estate Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	1,542	$12,394	17,112	$132,325
Shares issued to shareholders in reinvestment of distributions	441	3,830	2,375	15,703
Shares repurchased	(21,564)	(177,907)	(399,558)	(2,753,246)

Net increase (decrease)	(19,581)	$(161,683)	(380,071)	$(2,605,218)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$201,043	$292,000	$300,062	$47	$2	$193,042

Totals	$201,043	$292,000	$300,062	$47	$2	$193,042

25

GMO Real Estate Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

26

GMO Real Estate Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

27

GMO Real Estate Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

28

GMO Real Estate Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

29

GMO Real Estate Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.48%	$1,000.00	$996.80	$2.41
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

30

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	98.7%
Short-Term Investments	1.2
Swap Agreements	(0.1)
Other	0.2

100.0%

Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	20.6%
Credit Cards	11.2
CMBS	10.1
Auto Financing	7.5
Student Loans	7.5
Residential Mortgage-Backed Securities (European)	7.1
Insured Auto Financing	5.8
Residential Mortgage-Backed Securities (Australian)	5.3
Insured Other	5.3
Business Loans	5.3
CMBS Collateralized Debt Obligations	2.9
U.S. Government Agency	2.2
Corporate Collateralized Debt Obligations	2.2
Airlines	1.1
Insured Residential Mortgage-Backed Securities (United States)	1.1
Rate Reduction Bonds	1.0
Insured High Yield Collateralized Debt Obligations	0.9
Insured Residential Asset-Backed Securities (United States)	0.9
Insured Time Share	0.9
Equipment Leases	0.5
Insured Transportation	0.2
Residential Mortgage-Backed Securities (United States)	0.2
Time Share	0.1
Insured Business Loans	0.1
ABS Collateralized Debt Obligations	0.0 ∧

100.0%

∧	Rounds to 0.0%.

1

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.7%

	Asset-Backed Securities — 96.5%
	ABS Collateralized Debt Obligations — 0.0%
11,200,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, 3 mo. LIBOR + .65%, 0.90%, due 10/20/44	—

	Airlines — 1.0%
16,644,888	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	9,071,464
5,543,053	Continental Airlines, Inc., Series 99-1A, 6.55%, due 02/02/19	5,764,775

	Total Airlines	14,836,239

	Auto Financing — 7.4%
3,883,715	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.61%, due 02/18/14	3,885,617
4,902,486	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.56%, due 07/15/14	4,923,175
24,500,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.86%, due 08/15/13	24,673,215
17,315,592	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	17,492,211
13,510,820	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.06%, due 11/10/14	13,571,484
3,116,612	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.59%, due 07/15/12	3,117,641
25,216,752	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.21%, due 03/15/13	25,376,374
3,032,236	Franklin Auto Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.16%, due 05/20/16	3,039,817
9,892,878	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.36%, due 03/20/14	9,938,088

	Total Auto Financing	106,017,622

	Business Loans — 5.2%
6,011,572	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .14%, 0.43%, due 08/16/19	5,861,282
2,481,626	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.58%, due 04/25/34	2,034,933

2	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
2,027,778	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.59%, due 01/25/35	1,662,778
8,615,601	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	6,030,921
7,910,410	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.46%, due 07/25/37	5,814,151
30,310,145	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.52%, due 12/25/37	25,157,420
2,609,336	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	2,400,590
5,054,056	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	4,523,380
15,862,494	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.07%, due 10/25/37	12,689,996
6,481,425	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/25/30	5,185,140
3,760,230	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 09/25/30	3,045,787

	Total Business Loans	74,406,378

	CMBS — 10.0%
2,600,181	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	2,615,262
12,078,265	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	11,595,135
32,300,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	28,747,000
8,659,893	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	8,659,893
14,123,209	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	14,123,209
15,576,020	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	15,809,660
5,539,422	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .39%, 1.14%, due 03/06/20	5,484,028
6,300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .57%, 1.32%, due 03/06/20	6,205,500
6,377,951	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.06%, due 04/15/45	6,383,691
18,609,217	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.82%, due 05/12/39	19,232,626

See accompanying notes to the financial statements.	3

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
8,340,292	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.86%, due 10/15/42	8,507,098
16,223,442	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.30%, due 09/15/21	15,412,269

	Total CMBS	142,775,371

	CMBS Collateralized Debt Obligations — 2.9%
4,398,348	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.10%, due 11/23/52	43,984
5,797,522	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.60%, due 06/28/19	5,333,720
10,344,066	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	10,033,744
6,922,089	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.54%, due 08/26/30	6,264,490
26,805,443	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.55%, due 05/25/46	19,702,001

	Total CMBS Collateralized Debt Obligations	41,377,939

	Corporate Collateralized Debt Obligations — 2.1%
34,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.54%, due 06/20/13	30,766,320

	Credit Cards — 11.1%
4,200,000	Bank of America Credit Card Trust, Series 06-A12, Class A12, 1 mo. LIBOR + .02%, 0.23%, due 03/15/14	4,199,580
33,750,000	Cabela’s Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.21%, due 09/15/14	33,786,450
7,700,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, 1 mo. LIBOR + .03%, 0.24%, due 03/16/15	7,693,224
39,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.46%, due 09/15/17	39,088,530
46,600,000	Chase Issuance Trust, Series 05-A6, Class A6, 1 mo. LIBOR + .07%, 0.28%, due 07/15/14	46,585,438
16,400,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.30%, due 06/16/15	16,394,875

4	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
10,600,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	10,502,268

	Total Credit Cards	158,250,365

	Equipment Leases — 0.5%
6,502,674	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.16%, due 08/15/14	6,524,133

	Insured Auto Financing — 5.8%
7,449,497	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.25%, due 10/06/13	7,429,383
7,224,498	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, 1 mo. LIBOR + .05%, 0.26%, due 12/06/13	7,192,999
7,224,422	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.01%, due 06/06/14	7,218,665
15,736,635	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.71%, due 03/08/16	15,667,394
44,697,314	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.41%, due 07/14/14	45,000,809

	Total Insured Auto Financing	82,509,250

	Insured Business Loans — 0.1%
2,383,130	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.66%, due 10/25/30	1,739,685

	Insured High Yield Collateralized Debt Obligations § — 0.9%
14,169,231	Augusta Funding Ltd., Series 10A, Class F1, 144A, CapMAC, 3mo. LIBOR +.25%, 0.50%, due 06/30/17 (a)	12,380,100
834,271	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, 3 mo. LIBOR + .46%, 0.71%, due 12/16/15	825,928

	Total Insured High Yield Collateralized Debt Obligations	13,206,028

	Insured Other — 5.2%
45,300,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	45,526,500
9,693,435	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	8,898,649

See accompanying notes to the financial statements.	5

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — continued
9,165,716	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	8,441,768
11,378,209	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.50%, due 01/05/14	9,785,260
2,988,000	Toll Road Investment Part II, Series B, 144A, NPGC, Zero Coupon, due 02/15/30	433,260
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,841,000

	Total Insured Other	74,926,437

	Insured Residential Asset-Backed Securities (United States) ◆ — 0.9%
2,170,649	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.64%, due 07/25/34	1,801,638
2,511,259	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.60%, due 12/25/33	2,147,127
686,272	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.55%, due 03/25/34	562,743
11,419,679	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.44%, due 11/25/35	8,222,169

	Total Insured Residential Asset-Backed Securities (United States)	12,733,677

	Insured Residential Mortgage-Backed Securities (United States) — 1.0%
434,785	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.56%, due 10/25/34	289,132
968,118	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.55%, due 01/25/35	677,682
9,589,111	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	6,020,044
4,976,723	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.45%, due 10/25/34	3,902,747
268,481	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.68%, due 07/25/29	177,179
292,897	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.77%, due 08/15/30	182,718
613,323	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.66%, due 06/25/34	344,687

6	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — continued
148,805	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.51%, due 12/25/32	46,130
3,658,161	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.41%, due 11/25/35	3,165,772

	Total Insured Residential Mortgage-Backed Securities (United States)	14,806,091

	Insured Time Share — 0.8%
2,072,244	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 05/20/18	2,039,113
2,357,923	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.36%, due 03/20/19	2,284,238
7,887,156	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	7,737,655

	Total Insured Time Share	12,061,006

	Insured Transportation — 0.2%
3,440,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.51%, due 04/17/19	3,349,700

	Rate Reduction Bonds — 1.0%
1,754,517	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	1,756,184
12,534,879	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	12,713,124

	Total Rate Reduction Bonds	14,469,308

	Residential Asset-Backed Securities (United States) ◆ — 20.4%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.61%, due 01/25/35	760,354
6,859,464	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.32%, due 07/25/36	6,353,578
2,725,181	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.31%, due 06/25/36	2,467,992
2,674,610	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.32%, due 08/25/36	2,463,984
3,595,175	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 09/25/35	674,095

See accompanying notes to the financial statements.	7

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
5,860,964	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.40%, due 03/25/36	4,842,621
5,644,978	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 05/25/36	2,878,939
20,300,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.40%, due 10/25/36	6,090,000
7,557,572	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 06/25/36	944,697
8,784,917	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.39%, due 06/25/36	1,164,002
3,261,324	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.29%, due 11/25/36	1,174,076
2,543,848	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.36%, due 02/25/36	559,647
11,100,000	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 04/25/36	6,382,500
5,425,383	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.31%, due 01/25/37	1,519,107
11,953,151	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.42%, due 05/25/37	597,658
3,448,275	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.26%, due 05/25/34	3,054,956
10,533,434	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.41%, due 03/25/36	3,291,698
289,909	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.33%, due 05/25/36	81,899
50,422,132	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	14,937,556
8,333,953	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	2,476,747
7,745,410	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.33%, due 09/25/36	2,420,441
10,037,190	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.37%, due 10/25/36	5,671,012
17,865,263	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.44%, due 05/25/37	13,888,456

8	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
5,249,729	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.22%, due 05/28/39	1,824,281
5,473,122	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.52%, due 05/28/39	1,765,082
9,740,612	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.22%, due 02/28/40	5,698,258
3,498,286	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.33%, due 11/25/36	2,461,394
8,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.42%, due 11/25/36	1,311,550
2,502,802	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.54%, due 02/25/37	602,424
1,368,098	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.34%, due 02/25/37	1,339,095
38,100,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.42%, due 02/25/37	24,098,250
9,197,677	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.38%, due 06/25/36	7,036,223
169,456	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.76%, due 04/25/33	142,343
96,702	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.63%, due 10/25/34	89,933
12,100,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 12/25/36	3,993,000
1,420,363	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.30%, due 03/25/37	1,371,928
36,200,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.36%, due 02/25/37	28,326,500
417,854	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.52%, due 04/25/34	317,569
11,601,044	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 04/25/36	7,163,645
1,287,466	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.32%, due 08/25/36	503,721
19,185,796	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 08/25/36	6,235,384

See accompanying notes to the financial statements.	9

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
3,651,992	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.41%, due 05/25/36	2,198,613
13,032,180	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.37%, due 08/25/36	3,551,269
2,800,228	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	2,449,324
2,420,853	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	2,153,802
8,238,020	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.37%, due 01/20/36	7,313,817
27,139,983	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.34%, due 12/25/36	9,667,262
14,400,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.38%, due 10/25/36	4,752,000
16,918,254	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.37%, due 03/25/36	7,782,397
1,947,580	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.47%, due 10/25/35	1,850,201
11,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	3,503,000
2,503,725	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, 1 mo. LIBOR + .13%, 0.35%, due 10/25/36	2,397,317
21,343,633	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 08/25/36	5,976,217
5,795,008	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 03/25/36	695,401
5,524,597	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.34%, due 02/25/37	2,596,561
2,108,927	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.62%, due 08/25/34	1,613,329
32,500,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.45%, due 02/25/37	8,612,500
14,423,888	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.38%, due 04/25/36	7,067,705
3,764,496	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 04/25/37	3,256,289

10	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
9,296,291	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 11/25/36	2,765,646
5,877,914	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.48%, due 12/25/35	3,512,054
5,712,214	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.41%, due 09/25/45	4,783,979
1,413,955	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.51%, due 10/25/33	1,282,457
813,008	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.33%, due 04/25/37	805,935
3,756,399	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.47%, due 01/25/36	3,192,939
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.76%, due 03/25/35	156,845
790,762	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.38%, due 03/25/36	695,871
454,140	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.51%, due 10/25/36	434,839
1,154,945	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.48%, due 10/25/35	1,081,606
1,035,800	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.34%, due 01/25/37	988,703
17,100,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/37	7,780,500
6,050,269	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.42%, due 01/25/36	4,440,897
3,066,667	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.80%, due 11/25/35	2,422,667
14,324,118	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.62%, due 06/25/37	859,447

	Total Residential Asset-Backed Securities (United States)	291,617,984

	Residential Mortgage-Backed Securities (Australian) — 5.3%
5,538,955	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.31%, due 07/20/38	5,412,600
9,004,080	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.31%, due 04/19/38	8,703,253

See accompanying notes to the financial statements.	11

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
2,462,613	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.43%, due 11/19/37	2,416,220
1,495,062	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.75%, due 09/27/35	1,394,519
14,556,217	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.65%, due 03/14/36	13,423,744
953,756	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.65%, due 12/08/36	867,918
1,642,956	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.62%, due 05/27/38	1,520,671
1,226,174	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.35%, due 05/10/36	1,186,942
6,072,020	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.30%, due 06/14/37	5,809,411
2,675,647	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.36%, due 02/27/39	2,599,041
7,026,434	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.32%, due 10/20/37	6,807,407
8,905,196	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.37%, due 02/21/38	8,479,528
884,042	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.53%, due 03/09/36	860,016
750,965	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.39%, due 01/12/37	734,767
9,280,182	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.31%, due 06/12/40	8,814,790
6,542,777	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.35%, due 05/21/38	6,328,567

	Total Residential Mortgage-Backed Securities (Australian)	75,359,394

	Residential Mortgage-Backed Securities (European) — 7.0%
9,639,249	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.36%, due 09/20/66	7,904,184
22,710,538	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 01/13/39	20,893,695
3,764,209	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.29%, due 12/20/54	3,542,120
2,118,518	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .14%, 0.39%, due 09/20/44	2,012,593

12	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
3,333,333	Holmes Master Issuer Plc, Series 07-2A, Class 3A1, 3 mo. LIBOR + .08%, 0.33%, due 07/15/21	3,327,633
9,473,967	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.31%, due 12/10/43	8,597,625
3,245,242	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.53%, due 12/21/37	3,066,754
6,187,636	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.71%, due 05/15/34	5,399,949
10,560,025	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.51%, due 11/15/38	7,905,129
6,135,922	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 09/15/39	5,181,172
26,600,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.36%, due 07/15/33	26,243,560
6,400,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.33%, due 10/15/33	6,367,360

	Total Residential Mortgage-Backed Securities (European)	100,441,774

	Residential Mortgage-Backed Securities (United States) — 0.2%
516,840	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.52%, due 08/25/35	356,620
2,527,428	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/26/34	2,097,765

	Total Residential Mortgage-Backed Securities (United States)	2,454,385

	Student Loans — 7.4%
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.50%, due 01/25/24	20,264,475
839,693	Goal Capital Funding Trust, Series 07-1, Class A1, 3 mo. LIBOR + .02%, 0.27%, due 06/25/21	838,601
2,299,837	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.36%, due 08/25/23	2,267,640
9,600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 0.33%, due 12/23/19	9,449,856
10,405,868	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 0.33%, due 04/27/20	10,243,027

See accompanying notes to the financial statements.	13

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
24,600,000	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.32%, due 04/27/20	24,269,376
3,983,401	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.28%, due 09/15/22	3,963,484
18,040,934	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR + 0.00%, 0.25%, due 07/25/17	17,849,339
5,500,000	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.50%, due 01/25/19	5,474,040
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 3 mo. LIBOR + .75%, 1.00%, due 01/25/19	10,715,625

	Total Student Loans	105,335,463

	Time Share — 0.1%
2,010,128	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.21%, due 02/20/20	2,073,572

	Total Asset-Backed Securities	1,382,038,121

	U.S. Government Agency — 2.2%
11,625,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.63%, due 10/29/26 (a)	10,836,741
13,331,250	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR -0.02%, 0.46%, due 02/01/25 (a)	12,366,562
380,050	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.40%, due 05/01/14 (a)	373,792
8,460,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.48%, due 07/01/23 (a)	7,925,395

	Total U.S. Government Agency	31,502,490

	TOTAL DEBT OBLIGATIONS (COST $1,842,497,407)	1,413,540,611

14	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%
17,613,928	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00%(b)	17,613,928

	TOTAL SHORT-TERM INVESTMENTS (COST $17,613,928)	17,613,928

	TOTAL INVESTMENTS — 99.9% (Cost $1,860,111,335)	1,431,154,539
	Other Assets and Liabilities (net) — 0.1%	1,147,766

	TOTAL NET ASSETS — 100.0%	$1,432,302,305

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Swap Agreements

Credit Default Swaps

Maximum
Potential
Amount of
Future
Payments
						Implied		by the Fund		Net Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	1.76%	MS Synthetic 2006-1	31,000,000	USD	$(725,672)

Premiums to (Pay) Receive										$—

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to the financial statements.	15

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
CDO - Collateralized Debt Obligation
CMBS - Commercial Mortgage Backed Security
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
NPGC - Insured as to the payment of principal and interest by National Public Guarantee Corp.
RMBS - Residential Mortgage Backed Security
XL - Insured as to the payment of principal and interest by XL Capital Assurance.
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

§	These securities were categorized as “high yield” as a result of being rated below investment grade at issuance (Note 3).
◆	These securities are primarily backed by subprime mortgages.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

Currency Abbreviations:

USD - United States Dollar

16	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,860,111,335) (Note 2)	$1,431,154,539
Receivable for investments sold	7,923
Interest receivable	1,457,812
Receivable for collateral on open swap contracts (Note 4)	592,000
Receivable for expenses reimbursed by Manager (Note 5)	29,761

Total assets	1,433,242,035

Liabilities:
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	5,153
Payable for open swap contracts (Note 4)	725,672
Accrued expenses	208,905

Total liabilities	939,730

Net assets	$1,432,302,305

Net assets consist of:
Paid-in capital	$1,943,812,676
Accumulated undistributed net investment income	5,183,473
Accumulated net realized loss	(87,011,376)
Net unrealized depreciation	(429,682,468)

Net assets	$1,432,302,305

Shares outstanding:	199,083,510

Net asset value per share:	$7.19

See accompanying notes to the financial statements.	17

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$13,421,942
Dividends	51

Total investment income	13,421,993

Expenses:
Custodian, fund accounting agent and transfer agent fees	109,756
Legal fees	44,528
Audit and tax fees	38,456
Trustees fees and related expenses (Note 5)	17,737
Registration fees	368
Miscellaneous	16,828

Total expenses	227,673
Fees and expenses reimbursed by Manager (Note 5)	(196,512)
Expense reductions (Note 2)	(1,823)

Net expenses	29,338

Net investment income (loss)	13,392,655

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(653,101)
Swap contracts	39,181
Foreign currency, forward contracts and foreign currency related transactions	(2,655,856)

Net realized gain (loss)	(3,269,776)

Change in net unrealized appreciation (depreciation) on:
Investments	(39,170,921)
Swap contracts	(471,020)
Foreign currency, forward contracts and foreign currency related transactions	1,858,065

Net unrealized gain (loss)	(37,783,876)

Net realized and unrealized gain (loss)	(41,053,652)

Net increase (decrease) in net assets resulting from operations	$(27,660,997)

18	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,392,655	$39,093,211
Net realized gain (loss)	(3,269,776)	(988,798)
Change in net unrealized appreciation (depreciation)	(37,783,876)	188,604,077

Net increase (decrease) in net assets from operations	(27,660,997)	226,708,490

Distributions to shareholders from:
Net investment income	(10,437,089)	(38,177,038)
Return of capital	(592,862,914)	(1,149,622,973)

	(603,300,003)	(1,187,800,011)

Net share transactions (Note 9):	9,679,082	(174,738,221)

Total increase (decrease) in net assets	(621,281,918)	(1,135,829,742)

Net assets:
Beginning of period	2,053,584,223	3,189,413,965

End of period (including accumulated undistributed net investment income of $5,183,473 and $2,227,907, respectively)	$1,432,302,305	$2,053,584,223

See accompanying notes to the financial statements.	19

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.38		$14.98		$17.10		$24.03		$25.66		$25.60

Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.19		0.26		0.76		1.38		1.43
Net realized and unrealized gain (loss)	(0.22)		0.91		3.40		(4.41)		(1.64)		0.00	(a)

Total from investment operations	(0.15)		1.10		3.66		(3.65)		(0.26)		1.43

Less distributions to shareholders:
From net investment income	(0.05)		(0.18)		(0.24)		(1.06)		(1.37)		(1.37)
From return on capital	(2.99)		(5.52)		(5.54)		(2.22)		—		—

Total distributions	(3.04)		(5.70)		(5.78)		(3.28)		(1.37)		(1.37)

Net asset value, end of period	$7.19		$10.38		$14.98		$17.10		$24.03		$25.66

Total Return(b)	(1.87	)%**	9.30%		25.58%		(15.97)%		(1.14)%		5.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,432,302		$2,053,584		$3,189,414		$3,676,748		$7,671,415		$6,603,600
Net operating expenses to average daily net assets(c)	0.00	%*(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00%
Interest expense to average daily net assets	—	*	0.01	%(e)	0.01	%(e)	—		—		0.01	%(e)
Total net expenses to average daily net assets	0.00	%*(d)(f)	0.01	%(d)	0.01	%(d)	0.00	%(d)(f)	0.00	%(d)(f)	0.01%
Net investment income (loss) to average daily net assets	1.47	%*	1.52%		1.60%		3.46%		5.41%		5.50%
Portfolio turnover rate	0	%**	0%		0%		16%		27%		68%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02	%*	0.02%		0.02%		0.02%		0.01%		0.02%
Redemption fees consisted of the following per share amounts:†	—		—		—		$0.02		—		—

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net operating expenses were less than 0.01% to average daily net assets.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Total net expenses were less than 0.01% to average daily net assets.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Short-Duration Collateral Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter (“OTC”) derivatives.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures

21

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 3.1% of net assets. The Fund classifies such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund values debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2011, the total value of securities held for which no alternative pricing source was available represented 11.6% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

22

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR Rate. The Fund also used third party valuation services to value credit default swaps using unobservable inputs.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Asset-Backed Securities	$—	$353,063,563	$1,028,974,558	$1,382,038,121
U.S. Government Agency	—	—	31,502,490	31,502,490

TOTAL DEBT OBLIGATIONS	—	353,063,563	1,060,477,048	1,413,540,611

23

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Investments	$17,613,928	$—	$—	$17,613,928

Total Investments	17,613,928	353,063,563	1,060,477,048	1,431,154,539

Total	$17,613,928	$353,063,563	$1,060,477,048	$1,431,154,539

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives*
Swap Agreements Credit Risk	$—	$—	$(725,672)	$(725,672)

Total	$—	$—	$(725,672)	$(725,672)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

*	Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The aggregate net values of the Fund’s direct investments in securities and derivative financial instruments using Level 3 inputs were 74.0% and (0.1)% of total net assets, respectively.

24

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
										Investments
	Balances					Change in			Balances	Still
	as of			Accrued	Total	Unrealized	Transfers		as of	Held as
	February 28,			Discounts/	Realized	Appreciation	into	Transfers out	August 31,	August
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	level 3 *	of level 3 *	2011	31, 2011
Debt Obligation
Asset Backed Securities	$1,361,784,127	$—	$(297,646,004)	$133,776	$(5,341,021)	$(29,956,320)	$—	$—	$1,028,974,558	$(35,888,606)
U.S. Government Agency	32,607,449	—	(1,269,065)	11,391	(1,123)	$153,838	—	—	31,502,490	153,838
Swap Agreements	(254,652)	—	(39,181)	—	39,181	$(471,020)	—	—	(725,672)	(471,020)

Total	$1,394,136,924	$—	$(298,954,250)	$145,167	$(5,302,963)	$(30,273,502)	$—	$—	$1,059,751,376	$(36,205,788)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or

25

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. The Fund had no inflation-indexed bonds outstanding at the end of the period.

26

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes. Such amounts are estimated for the six months ended August 31, 2011.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $1,891,426.

27

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 29, 2012	$(142,552)
February 28, 2014	(614,650)
February 28, 2015	(5,952,458)
February 29, 2016	(1,158,601)
February 28, 2017	(32,360,541)
February 28, 2018	(41,313,788)
February 28, 2019	(307,583)

Total	$(81,850,173)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,859,562,990	$6,580,930	$(434,989,381)	$(428,408,451)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

28

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

29

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S.

30

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

31

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange

32

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal

33

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

34

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally

35

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales

36

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

37

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to achieve exposure to a reference entity’s credit. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use

38

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Liabilities:
Unrealized depreciation on swap agreements	$—	$—	$(725,672)	$—	$—	$(725,672)

Total	$—	$—	$(725,672)	$—	$—	$(725,672)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Forward currency contracts	$—	$(2,851,132)	$—	$—	$—	$(2,851,132)
Swap agreements	—	—	39,181	—	—	39,181

Total	$—	$(2,851,132)	$39,181	$—	$—	$(2,811,951)

Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$1,858,086	$—	$—	$—	$1,858,086
Swap agreements	—	—	(471,020)	—	—	(471,020)

Total	$—	$1,858,086	$(471,020)	$—	$—	$1,387,066

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

39

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The volume of derivative activity, based on absolute values (forward currency contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Forward
	Currency
	Contracts	Swap Agreements

Average amount outstanding	$36,112,460	$31,000,000

5.	Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $17,737 and $6,892, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$1,269,065
Investments (non-U.S. Government securities)	—	582,350,836

40

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 75.83% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. Each of the shareholders are other funds of the Trust. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,119,782	$9,650,000	9,830,646	$114,233,500
Shares issued to shareholders in reinvestment of distributions	256,287	1,852,267	4,292	51,533
Shares repurchased	(205,234)	(1,823,185)	(24,773,343)	(289,023,254)

Net increase (decrease)	1,170,835	$9,679,082	(14,938,405)	$(174,738,221)

41

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

42

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also considered so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

43

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

44

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 01, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

45

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio*	Value	Value	Incurred **
1) Actual	0.00%	$1,000.00	$981.30	$0.00
2) Hypothetical	0.00%	$1,000.00	$1,025.14	$0.00

*	Annualized net expense ratios are less than 0.01%.
**	Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

46

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.7%
Short-Term Investments	1.3
Swap Agreements	(0.1)
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

Industry Sector Summary**	% of Debt Obligations
Residential Asset-Backed Securities (United States)	20.6%
Credit Cards	11.2
CMBS	10.1
Auto Financing	7.5
Student Loans	7.5
Residential Mortgage-Backed Securities (European)	7.1
Insured Auto Financing	5.8
Residential Mortgage-Backed Securities (Australian)	5.3
Insured Other	5.3
Business Loans	5.3
CMBS Collateralized Debt Obligations	2.9
U.S. Government Agency	2.2
Corporate Collateralized Debt Obligations	2.2
Airlines	1.1
Insured Residential Mortgage-Backed Securities (United States)	1.1
Rate Reduction Bonds	1.0
Insured High Yield Collateralized Debt Obligations	0.9
Insured Residential Asset-Backed Securities (United States)	0.9
Insured Time Share	0.9
Equipment Leases	0.5
Insured Transportation	0.2
Residential Mortgage-Backed Securities (United States)	0.2
Time Share	0.1
Insured Business Loans	0.1
ABS Collateralized Debt Obligations	0.0 ^

100.0%

**	The table above incorporates aggregate indirect industry sector exposure associated with investments in GMO Short-Duration Collateral Fund.
∧	Rounds to 0.0%.

1

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,608,247	GMO Short-Duration Collateral Fund	33,133,295

	TOTAL MUTUAL FUNDS (COST $31,312,982)	33,133,295

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
46,465	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00%(a)	46,465

	TOTAL SHORT-TERM INVESTMENTS (COST $46,465)	46,465

	TOTAL INVESTMENTS — 100.1% (Cost $31,359,447)	33,179,760
	Other Assets and Liabilities (net) — (0.1%)	(48,575)

	TOTAL NET ASSETS — 100.0%	$33,131,185

Notes to Schedule of Investments:

(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

2	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $46,465) (Note 2)	$46,465
Investments in affiliated issuers, at value (cost $31,312,982) (Notes 2 and 10)	33,133,295
Receivable for expenses reimbursed by Manager (Note 5)	5,620

Total assets	33,185,380

Liabilities:
Payable to affiliate for (Note 5):
Management fee	1,436
Shareholder service fee	4,311
Trustees and Trust Officers or agents unaffiliated with the Manager	27
Accrued expenses	48,421

Total liabilities	54,195

Net assets	$33,131,185

Net assets consist of:
Paid-in capital	$36,558,375
Accumulated undistributed net investment income	155,164
Accumulated net realized loss	(5,402,667)
Net unrealized appreciation	1,820,313

$33,131,185

Net assets attributable to:
Class III shares	$33,131,185

Shares outstanding:
Class III	1,816,283

Net asset value per share:
Class III	$18.24

See accompanying notes to the financial statements.	3

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$200,275
Dividends from unaffiliated issuers	2

Total investment income	200,277

Expenses:
Management fee (Note 5)	8,682
Shareholder service fee – Class III (Note 5)	26,046
Audit and tax fees	16,192
Custodian, fund accounting agent and transfer agent fees	3,128
Legal fees	1,656
Registration fees	1,196
Trustees fees and related expenses (Note 5)	269
Miscellaneous	5,328

Total expenses	62,497
Fees and expenses reimbursed by Manager (Note 5)	(27,416)

Net expenses	35,081

Net investment income (loss)	165,196

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(100,636)

Net realized gain (loss)	(100,636)

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(743,473)

Net realized and unrealized gain (loss)	(844,109)

Net increase (decrease) in net assets resulting from operations	$(678,913)

4	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$165,196	$412,822
Net realized gain (loss)	(100,636)	(305,352)
Change in net unrealized appreciation (depreciation)	(743,473)	2,841,488

Net increase (decrease) in net assets from operations	(678,913)	2,948,958

Distributions to shareholders from:
Net investment income
Class III	(77,837)	(345,017)

	(77,837)	(345,017)

Net share transactions (Note 9):
Class III	(1,070,676)	(1,388,981)

Total increase (decrease) in net assets resulting from net share transactions	(1,070,676)	(1,388,981)

Total increase (decrease) in net assets	(1,827,426)	1,214,960

Net assets:
Beginning of period	34,958,611	33,743,651

End of period (including accumulated undistributed net investment income of $155,164 and $67,805, respectively)	$33,131,185	$34,958,611

See accompanying notes to the financial statements.	5

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011	2010		2009	2008	2007(a)

Net asset value, beginning of period	$18.65		$17.27	$17.08		$23.39	$25.05	$24.82

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.22	0.21		1.17	1.07	(0.01)
Net realized and unrealized gain (loss)	(0.46)		1.34	3.47		(4.92)	(1.38)	0.24

Total from investment operations	(0.37)		1.56	3.68		(3.75)	(0.31)	0.23

Less distributions to shareholders:
From net investment income	(0.04)		(0.18)	(0.22)		(0.81)	(1.35)	—
Return of capital	—		—	(3.27)		(1.75)	—	—

Total distributions	(0.04)		(0.18)	(3.49)		(2.56)	(1.35)	—

Net asset value, end of period	$18.24		$18.65	$17.27		$17.08	$23.39	$25.05

Total Return(c)	(1.98	)%**	9.08%	25.13%		(15.90)%	(1.33)%	0.93	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,131		$34,959	$33,744		$26,878	$10,637	$40,563
Net expenses to average daily net assets(d)	0.20	%*	0.20%	0.20	%(e)	0.20%	0.20%	0.21	%*
Net investment income (loss) to average daily net assets(b)	0.95	%*	1.22%	1.28%		5.47%	4.25%	(0.21	)%*
Portfolio turnover rate	3	%**	5%	2%		18%	127%	125	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.16	%*	0.16%	0.20%		0.17%	0.15%	0.06	%*
Redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$0.00	(f)	$0.01	$—	$—

(a)	Period from December 28, 2006 (commencement of operations) through February 28, 2007.
(b)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2006 (commencement of operations) through February 28, 2007.
*	Annualized.
**	Not annualized.

6	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Short-Duration Collateral Share Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund (“SDCF”). The Fund also may invest in GMO U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (“OTC”) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes.

The financial statements of SDCF should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions.

7

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
GMO Short-Duration Collateral Share Fund (the “Fund”) invests substantially all of its assets in GMO Short-Duration Collateral Fund (“SDCF”) (an arrangement often referred to as a “master-feeder” structure) and, to a limited extent, in cash and cash equivalents.

Shares of SDCF are generally valued at their net asset value. Investments held by SDCF are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of GMO trust represented 3.1% of net assets. SDCF classifies such securities (as defined below) as Level 3.

Typically SDCF values debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by SDCF, those alternative sources are not

8

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

typically part of the valuation process and would not necessarily confirm the security price used by SDCF. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2011, the total value of securities held indirectly for which no alternative pricing source was available represented 11.6% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

9

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$33,133,295	$—	$—	$33,133,295
Short-Term Investments	46,465	—	—	46,465

Total Investments	33,179,760	—	—	33,179,760

Total	$33,179,760	$—	$—	$33,179,760

SDCF is classified as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of SDCF, please refer to the portfolio valuation notes in SDCF’s financial statements. The aggregate net value of the Fund’s indirect investments (through SDCF) in securities and derivative financial instruments using Level 3 inputs were 74.0% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

For a listing of derivative financial instruments held by SDCF, if any, please refer to SDCF’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

10

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 29, 2016	$(3,400,357)
February 28, 2017	(862,175)

Total	$(4,262,532)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$32,782,390	$397,370	$—	$397,370

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of

11

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in SDCF (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time. The Fund and SDCF are non-diversified investment companies under the 1940 Act and therefore a decline in

12

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified.

• Market Risk — Fixed Income Securities — Typically, the market value of SDCF’s fixed income securities will decline during periods of widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent SDCF from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

13

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests indirectly in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support

14

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by SDCF, if any, please refer to SDCF’s’ Schedule of Investments.

15

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder service Plan under which the Fund pays GMO a shareholder service fee for client and shareholders service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.05% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $269 and $84, respectively. The compensation Indirect Interest Expense and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

16

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in SDCF. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
0.003%	0.000%	0.003%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $11,495,455 and $1,125,000, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 88.15% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 92.38% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

17

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	14,654	$269,194	2,882	$49,884
Shares issued to shareholders in reinvestment of distributions	4,220	77,822	18,836	344,881
Shares repurchased	(77,070)	(1,417,692)	(101,191)	(1,783,746)

Net increase (decrease)	(58,196)	$(1,070,676)	(79,473)	$(1,388,981)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Return	Distributions
	beginning of		Sales	Dividend	of	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income*	Capital*	Gains*	of period

GMO Short-Duration	$34,983,226	$11,495,455	$1,125,000	$200,275	$11,376,277	$—	$33,133,295
Collateral Fund

Totals	$34,983,226	$11,495,455	$1,125,000	$200,275	$11,376,277	$—	$33,133,295

*	The table above includes estimated sources of all distributions paid by SDCF during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by SDCF will be determined through the fiscal year ending February 29, 2012.

18

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund (“SDCF”), and, therefore, that the Fund’s investment objective and principal investment strategies are identical to those of SDCF. The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing SDCF’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund and SDCF. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s and SDCF’s investment performance, including information as to performance in relation to risk, relative to their performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods, including one- and three-year periods and for the life of the Fund and SDCF’s performance over various periods, including one-, three-, five- and seven-year periods and for the life of SDCF, information prepared by the third-party data services, various statistical measures of the Fund’s and SDCF’s performance, as well as factors identified by the Manager as contributing to the Fund’s and SDCF’s performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund and SDCF, the support those personnel

19

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

received from the Manager, the investment techniques used by the Manager to manage SDCF’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements, and noted that SDCF does not pay a management fee to the Manager. The Trustees also noted that the Fund’s expense ratio reflects total expenses payable by the Fund and SDCF. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage SDCF. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding the combined profits it realized on the services (excluding distribution services) it provided to the Fund and SDCF, and profits it realized on the management and shareholder services (excluding distribution services) it provided to the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of SDCF (which does not pay a management fee to the Manager) and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the Fund’s agreement appropriately reflected any economies of scale associated with managing the Fund and SDCF. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and SDCF and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund, SDCF, and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund and SDCF with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager

20

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund and SDCF, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

21

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total

22

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.21%	$1,000.00	$980.20	$1.05
2) Hypothetical	0.21%	$1,000.00	$1,024.08	$1.07

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

23

GMO Short-Duration Investment Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Investment Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	60.9%
Debt Obligations	39.5
Swap Agreements	(0.0)∧
Other	(0.4)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
∧	Rounds to 0.0%.

1

GMO Short-Duration Investment Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 9.9%

	U.S. Government Agency — 9.9%
35,000	Agency for International Development Floater (Support of Botswana), 6 mo. U.S. Treasury Bill + .40%, 0.44%, due 10/01/12 (a)	34,446
227,025	Agency for International Development Floater (Support of C.A.B.E.I.), 6 mo. U.S. Treasury Bill + .40%, 0.44%, due 10/01/12 (a)	225,528
88,119	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.05%, due 10/01/11 (a)	88,000
17,971	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.40%, due 05/01/14 (a)	17,675
181,529	Small Business Administration Pool #502320, Prime - 2.19%, 1.06%, due 08/25/18	182,579

	Total U.S. Government Agency	548,228

	TOTAL DEBT OBLIGATIONS (COST $549,571)	548,228

	MUTUAL FUNDS — 90.4%

	Affiliated Issuers — 90.4%
231,576	GMO Short-Duration Collateral Fund	1,665,032
9,192	GMO Special Purpose Holding Fund (b)	3,953
134,193	GMO U.S. Treasury Fund	3,356,173

	TOTAL MUTUAL FUNDS (COST $5,534,250)	5,025,158

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
8,733	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	8,733

	TOTAL SHORT-TERM INVESTMENTS (COST $8,733)	8,733

	TOTAL INVESTMENTS — 100.5% (Cost $6,092,554)	5,582,119
	Other Assets and Liabilities (net) — (0.5%)	(26,726)

	TOTAL NET ASSETS — 100.0%	$5,555,393

2	See accompanying notes to the financial statements.

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank for Economic Integration
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Underlying investment represents interests in defaulted claims. See “Other Matters” in Notes to Financial Statements for additional information.
(c)	Rate disclosed , the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	3

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $558,304) (Note 2)	$556,961
Investments in affiliated issuers, at value (cost $5,534,250) (Notes 2 and 10)	5,025,158
Receivable for investments sold	32,107
Dividends and interest receivable	1,123
Receivable for expenses reimbursed by Manager (Note 5)	6,326

Total assets	5,621,675

Liabilities:
Payable for investments purchased	119
Payable for Fund shares repurchased	29,538
Payable to affiliate for (Note 5):
Management fee	237
Shareholder service fee	711
Trustees and Trust Officers or agents unaffiliated with the Manager	84
Accrued expenses	35,593

Total liabilities	66,282

Net assets	$5,555,393

Net assets consist of:
Paid-in capital	$8,751,460
Accumulated undistributed net investment income	5,034
Accumulated net realized loss	(2,690,666)
Net unrealized depreciation	(510,435)

$5,555,393

Net assets attributable to:
Class III shares	$5,555,393

Shares outstanding:
Class III	669,376

Net asset value per share:
Class III	$8.30

4	See accompanying notes to the financial statements.

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$13,218
Interest	1,828

Total investment income	15,046

Expenses:
Management fee (Note 5)	1,486
Shareholder service fee – Class III (Note 5)	4,459
Audit and tax fees	19,688
Registration fees	2,576
Custodian, fund accounting agent and transfer agent fees	2,300
Legal fees	92
Trustees fees and related expenses (Note 5)	21
Miscellaneous	5,163

Total expenses	35,785
Fees and expenses reimbursed by Manager (Note 5)	(29,808)

Net expenses	5,977

Net investment income (loss)	9,069

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	18
Investments in affiliated issuers	(147)
Realized gains distributions from affiliated issuers (Note 10)	169

Net realized gain (loss)	40

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,924
Investments in affiliated issuers	(45,553)

Net unrealized gain (loss)	(43,629)

Net realized and unrealized gain (loss)	(43,589)

Net increase (decrease) in net assets resulting from operations	$(34,520)

See accompanying notes to the financial statements.	5

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,069	$38,015
Net realized gain (loss)	40	193
Change in net unrealized appreciation (depreciation)	(43,629)	220,193

Net increase (decrease) in net assets from operations	(34,520)	258,401

Distributions to shareholders from:
Net investment income
Class III	(4,374)	(37,704)

Net share transactions (Note 9):
Class III	(403,111)	(850,602)

Total increase (decrease) in net assets	(442,005)	(629,905)

Net assets:
Beginning of period	5,997,398	6,627,303

End of period (including accumulated undistributed net investment income of $5,034 and $339, respectively)	$5,555,393	$5,997,398

6	See accompanying notes to the financial statements.

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value, beginning of period	$8.36		$8.07		$7.15	$8.45	$8.93	$8.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.05		0.06	0.30	0.32	0.47
Net realized and unrealized gain (loss)	(0.06)		0.29		0.96	(1.29)	(0.28)	0.11

Total from investment operations	(0.05)		0.34		1.02	(0.99)	0.04	0.58

Less distributions to shareholders:
From net investment income	(0.01)		(0.05)		(0.07)	(0.31)	(0.52)	(0.47)
Return of capital	—		—		(0.03)	—	—	—

Total distributions	(0.01)		(0.05)		(0.10)	(0.31)	(0.52)	(0.47)

Net asset value, end of period	$8.30		$8.36		$8.07	$7.15	$8.45	$8.93

Total Return(b)	(0.65	)%**	4.22%		14.40%	(11.78)%	0.40%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,555		$5,997		$6,627	$6,228	$7,375	$31,315
Net expenses to average daily net assets(c)	0.20	%*	0.20	%(d)	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.31	%*	0.60%		0.83%	3.81%	3.59%	5.21%
Portfolio turnover rate	10	%**	20%		11%	4%	5%	12%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.00	%*	0.94%		0.90%	0.79%	0.60%	0.14%
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (e)	$0.00 (e)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Short-Duration Investment Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks to provide current income. The Fund is not currently pursuing its investment objective or an active investment program.

Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund primarily holds shares of GMO Short-Duration Collateral Fund (“SDCF”) and GMO U.S. Treasury Fund (“USTF”). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (“OTC”) derivatives. The Fund also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers’ acceptances and other bank obligations.

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

The financial statements of the GMO Funds in which the Fund invests, collectively referred to as the “underlying funds” should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2011, shares of GMO Special Purpose Holding Fund (“SPHF”) and SDCF were not publicly available for direct purchase.

8

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 7.5% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative

9

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 6.8% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR rate.

10

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
U.S. Government Agency	$—	$—	$548,228	$548,228

TOTAL DEBT OBLIGATIONS	—	—	548,228	548,228

Mutual Funds	5,021,205	3,953	—	5,025,158
Short-Term Investments	8,733	—	—	8,733

Total Investments	5,029,938	3,953	548,228	5,582,119

Total	$5,029,938	$3,953	$548,228	$5,582,119

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 32.1% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfer	Transfer	as of	still Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	Level 3*	Level 3*	2011	2011
Debt Obligations
U.S. Government Agency	$731,636	$—	$(185,368)	$30	$5	$1,925	$—	$—	$548,228	$1,925

Total	$731,636	$—	$(185,368)	$30	$5	$1,925	$—	$—	$548,228	$1,925

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

11

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $122.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 29, 2012	$(470,143)
February 28, 2013	(708)
February 28, 2014	(1,377,141)
February 29, 2016	(226,383)
February 29, 2019	(867)

Total	$(2,075,242)

12

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$6,708,051	$6,096	$(1,132,028)	$(1,125,932)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

13

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Other matters
SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2011, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at

14

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

15

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

16

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

17

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.05% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $21 and $11, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.027%	0.000%	0.000%	0.027%

18

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

6.	Purchases and sales of securities

For the period ended August 31, 2011, cost of purchases and proceeds from sales of securities, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$185,368
Investments (non-U.S. Government securities)	915,997	425,000

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 82.23% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. One of the shareholders is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 18.41% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 79.96% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

19

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	525	4,374	4,340	35,703
Shares repurchased	(48,926)	(407,484)	(107,603)	(886,305)

Net increase (decrease)	(48,401)	$(403,110)	(103,263)	$(850,602)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Short-Duration Collateral Fund	$2,403,760	$—	$—	$12,190	$—	$692,411	$1,665,032
GMO Special Purpose Holding Fund	4,596	—	—	—	—	—	3,953
GMO U.S. Treasury Fund	2,863,916	915,997	425,000	1,028	169	—	3,356,173

Totals	$5,272,272	$915,997	$425,000	$13,218	$169	$692,411	$5,025,158

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2012.

20

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

21

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s

22

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

23

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.23%	$1,000.00	$993.50	$1.15
2) Hypothetical	0.23%	$1,000.00	$1,023.98	$1.17

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

25

GMO Special Purpose Holding Fund
(A Series of GMO Trust)
Consolidated Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Purpose Holding Fund
(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-term Investments	9.7%
Debt Obligations	0.0
Other	90.3

100.0%

(a)	GMO SPV I, LLC is a 74.9% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund
(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.0% (a)
	Asset-Backed Securities — 0.0%
	Health Care Receivables — 0.0%
	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—

	Total Asset-Backed Securities	—

	TOTAL DEBT OBLIGATIONS (COST $0)	—

	SHORT-TERM INVESTMENTS — 9.7%

	Money Market Funds — 9.7%
11,594	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.10% (d)	11,594
11,594	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	11,594

	TOTAL SHORT-TERM INVESTMENTS (COST $23,188)	23,188

	TOTAL INVESTMENTS — 9.7% (Cost $23,188)	23,188
	Other Assets and Liabilities (net) — 90.3%	214,862

	TOTAL NET ASSETS — 100.0%	$238,050

Notes to Consolidated Schedule of Investments:

(a)	Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.9% subsidiary of GMO Special Purpose Holding Fund.
(b)	Security in default.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

2	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

	GMO Special
	Purpose Holding	GMO	Noncontrolling		Consolidated
	Fund	SPV I, LLC	Interest	Eliminations	Totals
Assets:
Investments in affiliated issuers, at value (cost $0) (Note 2)	$108,767	$—	$—	$(108,767)	$—
Investments in unaffiliated issuers, at value (cost $23,188) (Note 2)	23,188	—	—	—	23,188
Cash	163,916	332,806	—	—	496,722
Dividends receivable	1	—	—	—	1
Receivable for expenses reimbursed by Manager (Note 5)	7,392	3,348	—	—	10,740

Total assets	303,264	336,154	—	(108,767)	530,651

Liabilities:
Accrued expenses	65,214	193,238	—	—	258,452
Noncontrolling interest in subsidiary	—	—	34,149	—	34,149

Total liabilities	65,214	193,238	34,149	—	292,601

Net assets	$238,050	$142,916	$(34,149)	$(108,767)	$238,050

Shares outstanding	554,071				554,071

Net asset value per share	$0.43				$0.43

See accompanying notes to the financial statements.	3

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidating Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

	GMO Special
	Purpose Holding	GMO	Noncontrolling		Consolidated
	Fund	SPV I, LLC	Interest	Eliminations	Totals
Investment Income:
Dividends	$11	$—	$—	$—	$11

Total income	11	—	—	—	11

Expenses:
Custodian and transfer agent fees	1,840	12,972	—	—	14,812
Audit and tax fees	29,072	6,808	—	—	35,880
Legal fees	—	57,776	—	—	57,776
Trustees fees and related expenses (Note 5)	11	—	—	—	11
Miscellaneous	4,978	368	—	—	5,346

Total expenses	35,901	77,924	—	—	113,825

Fees and expenses reimbursed by Manager (Note 5)	(35,880)	(20,148)	—	—	(56,028)

Expense Reduction (Note 2)	(65)	(132)	—	—	(197)

Net expenses	(44)	57,644	—	—	57,600

Net income (loss)	55	(57,644)	—	—	(57,589)
Noncontrolling interest in subsidiary net income (loss)	—	—	18,092	—	18,092

Net investment income (loss) after noncontrolling interest	55	(57,644)	18,092	—	(39,497)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	—	—	—
Realized gains distributions from affiliated issuers	—	—	—	—	—

Net realized gain (loss)	—	—	—	—	—

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(39,552)	—	—	39,552	—

Net unrealized gain (loss)	(39,552)	—	—	39,552	—

Net realized and unrealized gain (loss)	(39,552)	—	—	39,552	—
Noncontrolling interest in subsidiary’s realized and unrealized gain (loss)	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$(39,497)	$(57,644)	$18,092	$39,552	$(39,497)

4	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss) after noncontrolling interest	$(39,497)	$(29,668)
Net realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	—	—

	(39,497)	(29,668)
Noncontrolling interest in realized and unrealized gain (loss)	—	—

Net increase (decrease) in net assets from operations	(39,497)	(29,668)

Fund share transactions: (Note 9)
Proceeds from sale of shares	—	—
Cost of shares repurchased	—	—

Net increase (decrease) from Fund share transactions	—	—

Total increase (decrease) in net assets	(39,497)	(29,668)

Net assets:
Beginning of period	277,547	307,215

End of period	$238,050	$277,547

See accompanying notes to the financial statements.	5

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28/29
	(Unaudited)		2011		2010(a)		2009	2008		2007
Net asset value, beginning of period	$0.50		$0.55		$0.73		$1.26	$1.41		$8.22

Income from investment operations:
Net investment income (loss)†	(0.07)		(0.05)		(0.18)		0.00 (b)	0.06		0.02
Net realized and unrealized gain (loss)	—		—		—		1.73	6.28		41.16

Total from investment operations	(0.07)		(0.05)		(0.18)		1.73	6.34		41.18

Less distributions to shareholders:
From cash distributions	—		—		—		(2.26)	(6.49)		(47.99)

Total distributions	—		—		—		(2.26)	(6.49)		(47.99)

Net asset value, end of period	$0.43		$0.50		$0.55		$0.73	$1.26		$1.41

Total Return(c)(d)	(14.00	)%**	(9.09)%		(24.66)%		137.67%	517.54%		3613.95%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238		$278		$307		$407	$697		$780
Net expenses to average daily net assets	33.30	%(e)*	10.18	%(e)	27.55	%(e)	0.81%	0.00	%(f)	0.85%
Net investment income (loss) to average daily net assets	(30.45	)%*	(10.03)%		(27.38)%		0.25%	3.91%		1.05%
Portfolio turnover rate	0	%**	0%		0%		0%	0%		0%
Fees and expenses reimbursed by the Manager to average daily net assets:	27.66	%*	35.58%		25.66%		15.56%	8.84%		3.74%

(a)	For the year ended February 28, 2010, the Fund’s financial results reflect a legal expense adjustment related to pending litigation against various entities related to the default of the NPF Securities (Note 1).
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)	Had the effect of reinvested distributions not been assumed and income from investment operations been retained, the total returns would have been (0.08)% for the six months ended August 31, 2011, and (0.05)%, (0.20)%, 1.93%, 7.61%, and 97.84% for the fiscal years ended 2011, 2010, 2009, 2008, and 2007, respectively.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses as a percentage of average daily net assets was less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

6	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Special Purpose Holding Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return. The Fund’s investments consist primarily of: (i) units of GMO SPV I, LLC (“SPV”), a special purpose vehicle that holds an interest in liquidating trusts (described below) related to certain defaulted asset-backed securities (the “NPF Securities”) issued by NPF VI, Inc. and NPF XII, Inc. (the “Issuers”), and (ii) cash and cash items. The Fund expects that any new investments will be made primarily in cash, cash items, and high quality debt securities.

One of the Fund’s principal investments is units of SPV, which in turn holds an interest in liquidating trusts related to the NPF Securities. In November 2002, National Century Financial Enterprises (“NCFE”), which organized and administered the Issuers and the NPF Securities, defaulted on its obligations with respect to the NPF Securities (health care asset-backed receivables). The NPF Securities had been acquired by the Fund prior to this default. NCFE and its affiliates are alleged to have violated the terms of the bonds’ indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of receivables purchased. NCFE, its affiliated operations (including the Issuers), and many of the health care providers declared bankruptcy.

In November 2002, the NPF Securities were transferred to SPV to facilitate the redemption of the NPF Securities in-kind, if necessary, to protect the interests of non-redeeming shareholders. In connection with the Fund’s placement of the NPF Securities in SPV, the Fund assigned to SPV the right to any proceeds received in connection with any claims or actions against various parties arising out of the Fund’s purchase of the NPF Securities (including those described below). The Fund’s pro rata portion of the costs associated with the Fund’s attempted recovery of losses associated with the NPF Securities will be borne by the Fund, subject to a priority reimbursement of such costs by SPV in the event SPV receives any proceeds in connection with any claims or actions.

In 2003, the Fund joined with certain other holders of the NPF Securities in filing a lawsuit against certain parties related to the NCFE offerings, including the indenture trustees, underwriters, and certain other parties. In April 2004, a plan of liquidation was approved by the bankruptcy court with respect to NCFE and its affiliated operations (including the Issuers). Pursuant to such plan, SPV received cash distributions, which were distributed, less expenses, to holders of SPV, including the Fund. SPV also received interests in liquidating trusts, which it continues to hold. In July 2005 and April 2006, the Fund entered into

7

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

settlement agreements with two of the defendants in the lawsuit and received (through its investment in SPV) cash settlements in connection therewith. Litigation against the remaining defendants continues at this time.

The cash items and high quality debt securities in which the Fund may invest may include securities issued by the U.S. government and agencies thereof (including securities neither guaranteed nor insured by the U.S. government), bankers’ acceptances, commercial paper, bank certificates of deposit, and money market mutual funds. The Fund is also permitted to invest in debt securities of any quality or type, including governmental and corporate and other private issuers.

The Fund is presently closed to new subscriptions and additional investments from existing shareholders. The Fund’s shares are held by other GMO Funds and certain other accredited investors.

The Fund has litigation pending against various entities related to the default of certain of the NPF Securities. For the period ended August 31, 2011, the Fund received no distributions in conjunction with a settlement agreement related to the default of those securities. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation
The accompanying consolidated financial statements include the accounts of the Fund and its majority owned investment in SPV. The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of participants in SPV other than the Fund are recorded as a “Noncontrolling Interest”. All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a

8

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.0% of net assets. The Fund classifies such securities (as defined below) as Level 3.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: Consistent with U.S. GAAP, the Fund valued potential litigation recoveries with respect to the bankruptcy proceedings at zero. The Fund valued interests related to bankruptcy proceedings at zero.

9

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations	$—	$—	$0 *	$—
Short-Term Investments	23,188	—	—	23,188

Total Investments	$23,188	$—	$0 *	$23,188

* Represents the interest in securities that are defaulted and have no value at August 31, 2011 or February 28, 2011.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

Taxes
The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. The Fund trades securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes). The Manager intends to conduct the business of the Fund to the maximum extent practicable so that the Fund’s activities do not constitute a U.S. trade or business. Accordingly, no provision (benefit) for U.S. federal and state income taxes is reflected in the accompanying financial statements. Dividends and other revenue may be subject to withholding or similar taxes imposed by the country in which such dividends or other revenue originate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes and associated penalty and interest amounts related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. SPV is also treated as a partnership for U.S. federal income tax purposes and is subject to the same rules as the Fund with respect to the U.S. federal taxation of partnerships.

10

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$23,188	$—	$—	$—

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Distributions
Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders.

The Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than distributions made in partial or complete redemption of shareholder interests in the Fund, are reported in the Fund’s financial statements as cash distributions to shareholders.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on

11

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Litigation-Related Risk — The ultimate amount of the Fund’s recovery (through its investment in SPV) of losses on the defaulted NPF Securities and the total costs the Fund may incur with respect to its funding of litigation related to the NPF Securities is unknown at this time. Therefore, the Fund is subject to the risk that SPV may ultimately be unable to recover certain losses related to the NPF Securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large size position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. Liquidity risk is particularly pronounced for the Fund due to the nature and size of its investment in the NPF Securities (through the SPV). The Fund may be exposed (through the SPV) to the NPF Securities for an indefinite period of time and may experience a substantial loss in the event the SPV sells the NPF Securities.

12

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative contracts.

5.	Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s total annual operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Fund’s contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

13

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $11 and $10, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

6.	Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2011.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 61.72% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. One of the shareholders is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 91.02% of the shares of the Fund were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011

Shares sold	—	—
Shares repurchased	—	—

Net decrease	—	—
Fund shares:
Beginning of period	554,071	554,071

End of period	554,071	554,071

14

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

At a meeting held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement. The Trustees also took note of the fact that the Fund serves as a limited purpose holding vehicle for litigation-related receivables, and does not make any new investments.

The Trustees considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage. The Trustees noted that, because of the limited nature of the Fund’s investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund’s performance.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered the extent and quality of the resources, including human resources, brought to bear by the Manager, the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services, the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the funds of the Trust and the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees).

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management

15

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements.

Due to the limited scope of the Fund’s operations and the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, the Trustees did not consider comparative performance and expense information regarding the Fund, economies of scale, profitability of the Manager or other factors that might be considered relevant in other circumstances.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

16

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

17

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
1) Actual	33.30%	$1,000.00	$860.00	$155.69
2) Hypothetical	33.30%	$1,000.00	$857.73	$155.50

*	Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

18

GMO Special Situations Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Situations Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	86.5%
Short-Term Investments	6.9
Debt Obligations	2.0
Futures Contracts	1.6
Forward Currency Contracts	(0.2)
Swap Agreements	(1.4)
Other	4.6

100.0%

1

GMO Special Situations Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 2.0%

	Asset-Backed Securities — 0.7%
	Residential Asset-Backed Securities (United States) ◆ — 0.7%
247,805	Countrywide Asset-Backed Certificates, Series 07-S2, Class A1, 1 mo. LIBOR + .14%, 0.36%, due 05/25/37	239,751
1,865,151	Countrywide Asset-Backed Certificates, Series 07-S1, Class A1A, 1 mo. LIBOR + .11%, 0.33%, due 11/25/36	1,799,871
3,577,480	Countrywide Asset-Backed Certificates, Series 06-S9, Class A2, Variable Rate, 5.51%, due 08/25/36	3,467,651

	Total Residential Asset-Backed Securities (United States)	5,507,273

	Total Asset-Backed Securities	5,507,273

	Corporate Debt — 1.3%
9,357,734	CIT Group, Inc., 7.00%, due 05/01/14	9,415,752

	TOTAL DEBT OBLIGATIONS (COST $14,635,484)	14,923,025

	MUTUAL FUNDS — 86.5%

	Affiliated Issuers — 86.5%
25,027,508	GMO U.S. Treasury Fund	625,937,967

	TOTAL MUTUAL FUNDS (COST $625,767,795)	625,937,967

	SHORT-TERM INVESTMENTS — 6.9%

	Money Market Funds — 6.9%
49,938,583	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	49,938,583

	TOTAL SHORT-TERM INVESTMENTS (COST $49,938,583)	49,938,583

	TOTAL INVESTMENTS — 95.4% (COST $690,341,862)	690,799,575
	Other Assets and Liabilities (net) — 4.6%	32,980,848

	TOTAL NET ASSETS — 100.0%	$723,780,423

2	See accompanying notes to the financial statements.

GMO Special Situations Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Forward Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys †
10/17/11	Bank of America N.A.	KRW	179,865,270,000	$168,116,533	$(296,641)
10/21/11	Bank of America N.A.	SGD	46,187,204	38,361,210	(6,628)
10/21/11	Brown Brothers Harriman & Co.	SGD	57,416,745	47,688,010	(89,205)
10/21/11	Deutsche Bank AG	SGD	104,131,800	86,487,631	(176,927)

				$340,653,384	$(569,401)

Sales #
10/21/11	Bank of America N.A.	AUD	151,262,267	$160,699,997	$(4,366,057)
10/21/11	JPMorgan Chase Bank N.A.	AUD	75,631,133	80,349,998	(2,089,170)
10/21/11	Bank of New York Mellon	AUD	3,375,022	3,585,600	(94,123)
10/21/11	Barclays Bank PLC	AUD	3,375,000	3,585,577	(79,458)
10/21/11	Royal Bank of Scotland PLC	CHF	48,188,202	59,885,521	2,168,136
10/21/11	Bank of America N.A.	CHF	12,782,051	15,884,797	538,812
10/21/11	Bank of New York Mellon	CHF	12,873,543	15,998,497	531,157
10/21/11	Brown Brothers Harriman & Co.	CHF	83,985,483	104,372,319	2,221,770

				$444,362,306	$(1,168,933)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation/
Contracts	Type	Date	Value	(Depreciation)

Buys
2,482	S & P 500 E-Mini Index	September 2011	$151,116,570	$10,995,931
4,393	Euro STOXX 50 Futures	September 2011	144,890,194	529,879

			$296,006,764	$11,525,810

See accompanying notes to the financial statements.	3

GMO Special Situations Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Swap Agreements

Forward Starting Dividend Swaps

							Net
							Unrealized
Notional		Starting	Expiration				Appreciation/
Amount		Date	Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

686,006	EUR	12/19/2014	12/18/2015	Barclays Bank PLC	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	$37,551
2,020,000	EUR	12/18/2015	12/16/2016	Barclays Bank PLC	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	44,697
5,436,000	EUR	12/16/2016	12/15/2017	BNP Paribas	60,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	60,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(622,019)
2,062,500	EUR	12/15/2017	12/21/2018	BNP Paribas	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(14,878)
2,065,000	EUR	12/15/2017	12/21/2018	Barclays Bank PLC	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(17,854)
2,072,500	EUR	12/15/2017	12/21/2018	Barclays Bank PLC	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(26,781)

4	See accompanying notes to the financial statements.

GMO Special Situations Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Forward Starting Dividend Swaps — continued

							Net
							Unrealized
Notional		Starting	Expiration				Appreciation/
Amount		Date	Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

1,007,000	EUR	12/15/2017	12/21/2018	BNP Paribas	10,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	10,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	$(222,577)
2,729,225	EUR	12/21/2018	12/20/2019	BNP Paribas	30,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	30,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(591,067)

							$(1,412,928)

Premiums to (Pay) Receive							$—

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive		Variable	Appreciation/
Amount		Date	Counterparty	(Pay)#	Fixed Rate	Rate	(Depreciation)

3,100,000	CHF	9/1/2021	Barclays Bank PLC	(Pay)	1.63%	6 Month CHF BBA LIBOR	$29,149
840,000,000	JPY	10/22/2020	Citibank N.A.	(Pay)	0.97%	6 Month JPY BBA LIBOR	(38,945)
840,000,000	JPY	10/26/2020	Citibank N.A.	(Pay)	0.97%	6 Month JPY BBA LIBOR	(37,999)
840,000,000	JPY	10/26/2020	Citibank N.A.	(Pay)	0.97%	6 Month JPY BBA LIBOR	(40,118)
840,000,000	JPY	10/27/2020	Citibank N.A.	(Pay)	0.99%	6 Month JPY BBA LIBOR	(52,001)
2,435,000,000	JPY	11/1/2020	Morgan Stanley Capital Services Inc.	(Pay)	1.04%	6 Month JPY BBA LIBOR	(288,738)

							$(428,652)

Premiums to (Pay) Receive							$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.	5

GMO Special Situations Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

20,882,439	USD	5/16/2012	Goldman Sachs International	Return on Europe Equity Basket Swap	1 Month Federal Funds Effective Rate -.33%	$(252,616)
7,828,572	USD	5/16/2012	Goldman Sachs International	Return on U.S. Equity Basket Swap	1 Month Federal Funds Effective Rate -.80%	(259,657)
48,466,804	USD	5/16/2012	Goldman Sachs International	Return on Asia Equity Basket Swap	1 Month Federal Funds Effective Rate -.68%	314,817
2,547,255	USD	5/17/2012	Morgan Stanley Capital Services	Return on Industrial and Commercial Bank of China Ltd. -Class H	1 Month Federal Funds Effective Rate -.40%	(9,816)
961,914	USD	7/25/2012	Morgan Stanley Capital Services	Return on Doosan Infracore Ltd.	1 Month Federal Funds Effective Rate -.85%	(170,611)
4,400,000	EUR	12/18/2015	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2015 Dividend Future	Appreciation of EURO STOXX 50 December 2015 Dividend Future	(373,490)
8,880,000	EUR	12/16/2016	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2016 Dividend Future	Appreciation of EURO STOXX 50 December 2016 Dividend Future	(948,091)
2,585,250	EUR	12/15/2017	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	(525,544)
9,125,000	EUR	12/15/2017	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	(1,300,033)
547,500	EUR	12/21/2018	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(197,519)
789,000	EUR	12/21/2018	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(249,951)

6	See accompanying notes to the financial statements.

GMO Special Situations Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Total Return Swaps — continued

						Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Pays	Fund Receives	(Depreciation)

275,860	EUR	12/21/2018	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	$(90,011)
904,250	EUR	12/21/2018	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(262,377)
2,663,701	EUR	12/21/2018	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(645,996)
552,500	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(203,265)
3,037,500	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(820,960)
2,937,000	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(676,592)
5,587,500	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(941,626)
881,250	EUR	12/20/2019	Morgan Stanley Capital Services	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(380,314)

						$(7,993,652)

Premiums to (Pay) Receive						$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBA - British Banks Association
LIBOR - London Interbank Offered Rate

(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	7

GMO Special Situations Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

◆	These securities are primarily backed by subprime mortgages.

Currency Abbreviations:

AUD - Australian Dollar
CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
KRW - South Korean Won
SGD - Singapore Dollar
USD - United States Dollar

8	See accompanying notes to the financial statements.

GMO Special Situations Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $64,574,067) (Note 2)	$64,861,608
Investments in affiliated issuers, at value (cost $625,767,795) (Notes 2 and 10)	625,937,967
Receivable for Fund shares sold	3,158,539
Dividends and interest receivable	131,963
Unrealized appreciation on open forward currency contracts (Note 4)	5,459,875
Due from broker on open futures contracts	25,951,800
Receivable for variation margin on open futures contracts (Note 4)	5,128,125
Receivable for open swap contracts (Note 4)	426,214
Receivable for collateral on open swap contracts (Note 4)	12,040,000
Receivable for expenses reimbursed by Manager (Note 5)	21,684

Total assets	743,117,775

Liabilities:
Payable for investments purchased	22,763
Payable for Fund shares repurchased	1,262,366
Payable for closed swap contracts	49,447
Payable to affiliate for (Note 5):
Management fee	223,741
Shareholder service fee	36,284
Trustees and Trust Officers or agents unaffiliated with the Manager	966
Unrealized depreciation on open forward currency contracts (Note 4)	7,198,209
Interest payable for open swap contracts	158,922
Payable for open swap contracts (Note 4)	10,261,446
Accrued expenses	123,208

Total liabilities	19,337,352

Net assets	$723,780,423

Net assets attributable to:
Class III shares	$37,457,291

Class VI shares	$686,323,132

Shares outstanding:
Class III	1,398,125

Class VI	25,508,817

Net asset value per share:
Class III	$26.79

Class VI	$26.91

See accompanying notes to the financial statements.	9

GMO Special Situations Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$691,398
Dividends from affiliated issuers (Note 10)	208,404
Dividends (net of withholding taxes of $9,644)	19,158

Total investment income	918,960

Expenses:
Management fee (Note 5)	1,379,119
Shareholder service fee – Class III (Note 5)	23,559
Shareholder service fee – Class VI (Note 5)	196,366
Custodian, fund accounting agent and transfer agent fees	56,948
Audit and tax fees	45,448
Legal fees	14,352
Trustees fees and related expenses (Note 5)	5,853
Miscellaneous	12,006

Total expenses	1,733,651

Fees and expenses reimbursed by Manager (Note 5)	(123,464)
Expense reductions (Note 2)	(33)

Net expenses	1,610,154

Net investment income (loss)	(691,194)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,920,894
Investments in affiliated issuers	(13,600)
Realized gains distributions from affiliated issuers (Note 10)	30,030
Futures contracts	(10,205,945)
Written options	2,473,242
Swap contracts	7,385,336
Foreign currency, forward contracts and foreign currency related transactions	(9,052,976)

Net realized gain (loss)	(5,463,019)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,595,550)
Investments in affiliated issuers	263,825
Futures contracts	11,525,810
Swap contracts	(30,893,274)
Foreign currency, forward contracts and foreign currency related transactions	6,785,700

Net unrealized gain (loss)	(13,913,489)

Net realized and unrealized gain (loss)	(19,376,508)

Net increase (decrease) in net assets resulting from operations	$(20,067,702)

10	See accompanying notes to the financial statements.

GMO Special Situations Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(691,194)	$1,239,277
Net realized gain (loss)	(5,463,019)	15,988,518
Change in net unrealized appreciation (depreciation)	(13,913,489)	(6,607,483)

Net increase (decrease) in net assets from operations	(20,067,702)	10,620,312

Net share transactions (Note 9):
Class III	15,111,581	5,789,457
Class VI	(10,246,641)	357,283,727

Increase (decrease) in net assets resulting from net share transactions	4,864,940	363,073,184

Total increase (decrease) in net assets	(15,202,762)	373,693,496

Net assets:
Beginning of period	738,983,185	365,289,689

End of period	$723,780,423	$738,983,185

See accompanying notes to the financial statements.	11

GMO Special Situations Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009	2008(a)

Net asset value, beginning of period	$27.53		$27.47		$25.47	$21.32	$20.09

Income (loss) from investment operations:
Net investment income (loss)†	(0.04)		0.04		0.33	0.26	0.31
Net realized and unrealized gain (loss)	(0.70)		0.02	(b)	1.67	3.89	0.92

Total from investment operations	(0.74)		0.06		2.00	4.15	1.23

Net asset value, end of period	$26.79		$27.53		$27.47	$25.47	$21.32

Total Return(c)	(2.69	)%**	0.22%		7.85%	19.47%	6.12	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,457		$23,299		$17,332	$20,366	$88,204
Net operating expenses to average daily net assets	0.52	%(d)(e)*	0.53	%(d)(e)	0.53%	0.52%	0.53	%*
Interest expense to average daily net assets	—		0.01%		0.03%	—	—
Total net expenses to average daily net assets	0.52	%*	0.54%		0.56%	0.52%	0.53	%*
Net investment income (loss) to average daily net assets	(0.30	)%*	0.15%		1.24%	1.20%	2.71	%*
Portfolio turnover rate	1	%**	60%		15%	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.04%		0.04%	0.03%	0.05	%*

(a)	Period from August 13, 2007 (commencement of operations) through February 29, 2008.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO Special Situations Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009	2008(a)

Net asset value, beginning of period	$27.63		$27.55		$25.51	$21.33	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.02)		0.05		0.36	0.23	0.34
Net realized and unrealized gain (loss)	(0.70)		0.03	(b)	1.68	3.95	0.99

Total from investment operations	(0.72)		0.08		2.04	4.18	1.33

Net asset value, end of period	$26.91		$27.63		$27.55	$25.51	$21.33

Total Return(c)	(2.61	)%**	0.29%		8.00%	19.60%	6.65	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$686,323		$715,684		$347,957	$326,148	$593,131
Net operating expenses to average daily net assets	0.43	%(d)(e)*	0.43	%(d)(e)	0.44%	0.43%	0.43	%*
Interest expense to average daily net assets	—		0.01%		0.03%	—	—
Total net expenses to average daily net assets	0.43	%*	0.44%		0.47%	0.43%	0.43	%*
Net investment income (loss) to average daily net assets	(0.18	)%*	0.19%		1.35%	1.03%	2.84	%*
Portfolio turnover rate	1	%**	60%		15%	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.04%		0.05%	0.03%	0.05	%*

(a)	Period from July 31, 2007 (commencement of operations) through February 29, 2008.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Special Situations Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks capital appreciation and capital preservation. The Manager pursues the Fund’s investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

The Fund may have long or short exposure to foreign and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment.

In pursuing its investment objectives, the Fund is permitted to use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek “relative” return).

14

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, it may not achieve its investment objective.

For the period ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

Currently, shares of the Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of

15

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Futures Contracts	0.1%

Swap Agreements	(0.1)%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. Inputs may also include: fair value adjustments provided by an independent pricing service applied to foreign equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

16

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using quoted prices.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Asset-Backed Securities	$—	$—	$5,507,273	$5,507,273
Corporate Debt	—	9,415,752	—	9,415,752

TOTAL DEBT OBLIGATIONS	—	9,415,752	5,507,273	14,923,025

Mutual Funds	625,937,967	—	—	625,937,967
Short-Term Investments	49,938,583	—	—	49,938,583

Total Investments	675,876,550	9,415,752	5,507,273	690,799,575

Derivatives*
Forward Currency Contracts
Foreign Currency risk	—	5,459,875	—	5,459,875
Futures Contracts
Equity risk	10,995,931	529,879	—	11,525,810
Swap Agreements
Interest risk	—	29,149	—	29,149
Equity risk	—	397,065	—	397,065

Total	$686,872,481	$15,831,720	$5,507,273	$708,211,474

17

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Forward Currency Contracts
Foreign Currency risk	$—	$(7,198,209)	$—	$(7,198,209)
Swap Agreements
Interest risk	—	(457,801)	—	(457,801)
Equity risk	—	(9,803,645)	—	(9,803,645)

Total	$—	$(17,459,655)	$—	$(17,459,655)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net value of the Fund’s direct investments in securities using Level 3 inputs was 0.7% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

18

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
	Balances					Change in			Balances	from
	as of			Accrued	Total	Unrealized		Transfer	as of	Investments Still
	February 28,			Discounts/	Realized	Appreciation	Transfer	out of	August 31,	Held as of
	2011	Purchases	(Sales)	Premiums	Gain/(Loss)	(Depreciation)	into level 3*	level 3*	2011	August 31, 2011
Debt Obligations
Asset-Backed Securities	$—	$6,011,997	$(549,642)	$922	$21,620	$22,376	$—	$—	$5,507,273	$22,376

Total	$—	$6,011,997	$(549,642)	$922	$21,620	$22,376	$—	$—	$5,507,273	$22,376

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

19

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. The Fund had no inflation-indexed bonds outstanding at the end of the period.

Taxes
The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been

20

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. The Fund trades securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes). The Manager intends to conduct the business of the Fund to the maximum extent practicable so that the Fund’s activities do not constitute a U.S. trade or business. Accordingly, no provision (benefit) for U.S. federal and state income tax is reflected in the accompanying financial statements. Dividends and other revenue may be subject to withholding or similar taxes imposed by the country in which such dividends or other revenue originate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes and associated penalty and interest amounts related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Effective on March 1, 2009, the Fund was required to maintain a tax year-end of December 31.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$690,341,862	$457,713	$—	$457,713

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the periods ended February 29, 2008 through the current year.

21

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Distributions
Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates). Distributions made by the Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Fund, are reported in the Fund’s Statement of Changes in Net Assets as cash distributions to shareholders.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of

22

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Customized Investment Program Risk — Because the Fund is intended to complement the Manager’s asset allocation strategies, the risks associated with the Fund’s investments often will be far greater (and investment returns may be far more volatile) than if the Fund served as a stand-alone investment vehicle.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Liquidity Risk — Low trading volume, lack of a market maker, a large size position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

23

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Focused Investment Risk — Focusing investments in particular countries, regions, sectors or companies, or in industries with high positive correlations to one another creates additional risk.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

24

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to

25

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

synthetically “buy” exposure to that index). In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which

26

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied

27

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and manage against anticipated currency exchange rate changes. Forward currency contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio and to adjust exposure to equity markets. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of

28

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written options to adjust exposure of the portfolio to various equity markets. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount of	of		Amount of	of
	Contracts	Contracts	Premiums	Contracts	Contracts	Premiums

Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	(351,384)	(2,822,342)	—	—	—
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options bought back	—	351,384	2,822,342	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

29

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap

30

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increase in value and would be obligated to pay if that index decreased in value.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

31

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure, its exposure to certain securities markets, and its exposure to certain companies and industries, as well as to hedge some or all of the broad market exposure of the assets in which the Fund invests and manage the duration of the portfolio. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on futures contracts *	$—	$—	$—	$11,525,810	$—	$11,525,810
Unrealized appreciation on forward currency contracts	—	5,459,875	—	—	—	5,459,875
Unrealized appreciation on swap agreements	29,149	—	—	397,065	—	426,214

Total	$29,149	$5,459,875	$—	$11,922,875	$—	$17,411,899

Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(7,198,209)	$—	$—	$—	$(7,198,209)
Unrealized depreciation on swap agreements	(457,801)	—	—	(9,803,645)	—	(10,261,446)

Total	$(457,801)	$(7,198,209)	$—	$(9,803,645)	$—	$(17,459,655)

32

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Written options	$—	$—	$—	$2,473,242	$—	$2,473,242
Futures contracts	—	—	—	(10,205,945)	—	(10,205,945)
Forward currency contracts	—	(8,944,892)	—	—	—	(8,944,892)
Swap agreements	(287,378)	—	—	7,672,714	—	7,385,336

Total	$(287,378)	$(8,944,892)	$—	$(59,989)	$—	$(9,292,259)

Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$11,525,810	$—	$11,525,810
Forward currency contracts	—	6,788,495	—	—	—	6,788,495
Swap agreements	(2,373,309)	—	—	(28,519,965)	—	(30,893,274)

Total	$(2,373,309)	$6,788,495	$—	$(16,994,155)	$—	$(12,578,969)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Forward
	currency	Futures	Swap
	contracts	contracts	agreements	Options

Average amount outstanding	$1,049,173,770	$138,714,146	$232,028,424	*$	29,090

*	During the period ended August 31, 2011, the Fund did not hold written options at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.37% of average daily net assets. The Fund has adopted a Shareholder Service Plan under

33

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s total annual operating expenses that exceed 0.37% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $5,853 and $2,622, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.002%	0.000%	0.002%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $6,250,432 and $68,744,057, respectively.

34

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 90.52% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. Three of the shareholders are other funds of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	732,189	$19,956,522	680,954	$18,376,962
Shares repurchased	(180,451)	(4,844,941)	(465,449)	(12,587,505)

Net increase (decrease)	551,738	$15,111,581	215,505	$5,789,457

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	10,094,804	$273,141,281	16,813,107	$453,971,886
Shares repurchased	(10,488,011)	(283,387,922)	(3,543,278)	(96,688,159)

Net increase (decrease)	(393,207)	$(10,246,641)	13,269,829	$357,283,727

35

GMO Special Situations Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO U.S. Treasury Fund	$659,449,307	$238,434	$34,000,000	$208,404	$30,030	$625,937,967

Totals	$659,449,307	$238,434	$34,000,000	$208,404	$30,030	$625,937,967

36

GMO Special Situations Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered that the Fund’s performance is intended to complement broader asset allocation strategies being implemented by the Manager in other asset allocation funds or accounts and noted that the Fund is not separately available nor does it seek to control risk relative to a particular securities market index or benchmark nor does it seek to outperform a particular securities market index or blend of market indices. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and

37

GMO Special Situations Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its

38

GMO Special Situations Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

39

GMO Special Situations Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 01, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO Special Situations Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.52%	$1,000.00	$973.10	$2.58
2) Hypothetical	0.52%	$1,000.00	$1,022.52	$2.64

Class VI

1) Actual	0.43%	$1,000.00	$973.90	$2.13
2) Hypothetical	0.43%	$1,000.00	$1,022.97	$2.19

*	Expenses are calculated using each Class’s annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

41

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	56.7%
Short-Term Investments	42.4
Swap Agreements	1.2
Options Purchased	1.0
Loan Participations	0.2
Loan Assignments	0.1
Rights/Warrants	0.0 ∧
Promissory Notes	0.0 ∧
Forward Currency Contracts	(0.0)∧
Futures Contracts	(0.2)
Written Options	(0.2)
Reverse Repurchase Agreements	(1.4)
Other	0.2

100.0%

Country / Region Summary**	% of Investments
United States	52.6%
Australia	46.5
New Zealand	6.6
Emerging***	1.6
Japan	0.1
Euro Region****	0.0 ∧
Norway	0.0 ∧
Canada	(0.1)
Sweden	(0.1)
United Kingdom	(0.1)
Switzerland	(7.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large

1

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.
***	The “Emerging” exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Cougo, Turkey, and Indonesia. Additional information about the fund’s emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.
****	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.
∧	Rounds to 0.0%.

2

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) /
Shares /
Notional Amount		Description	Value ($)
		DEBT OBLIGATIONS — 11.3%

		United States — 11.3%
		U.S. Government — 11.3%
	79,258,500	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a) (b)	80,428,831
	50,000,000	U.S. Treasury Note, 0.38%, due 09/30/12	50,123,050
	33,000,000	U.S. Treasury Note, 1.38%, due 01/15/13 (b)	33,540,111
	150,000,000	U.S. Treasury Note, 1.75%, due 01/31/14	155,437,500

		Total United States	319,529,492

		TOTAL DEBT OBLIGATIONS (COST $317,395,529)	319,529,492

		MUTUAL FUNDS — 84.9%

		United States — 84.9%
		Affiliated Issuers
	8,809,450	GMO Emerging Country Debt Fund, Class IV	85,451,670
	105,394,919	GMO Short-Duration Collateral Fund	757,789,469
	40,323,372	GMO U.S. Treasury Fund	1,008,487,531
	23,817,449	GMO World Opportunity Overlay Fund	545,657,755

		Total United States	2,397,386,425

		TOTAL MUTUAL FUNDS (COST $2,510,875,679)	2,397,386,425

		OPTIONS PURCHASED — 0.6%

		Options on Interest Rate Swaps — 0.6%
NZD	250,000,000	Swaption Call, Expires 06/01/12, Strike 4.00, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 250,000,000 NZD in which it will pay 3 month NZD Bank Bill and will receive 4.00%, maturing on June 6, 2013, (OTC) (CP - Morgan Stanley Capital Services Inc.)	1,418,710

NZD	500,000,000	Swaption Call, Expires 02/15/12, Strike 4.22, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 500,000,000 NZD in which it will pay 3 month NZD Bank Bill and will receive 4.22%, maturing on February 16, 2013, (OTC) (CP - Morgan Stanley Capital Services Inc.)	3,817,587

See accompanying notes to the financial statements.	3

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Notional Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued

NZD	500,000,000	Swaption Call, Expires 05/11/12, Strike 3.63, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 500,000,000 NZD in which it will pay 3 month NZD Bank Bill and will receive 3.63%, maturing on May 15, 2013, (OTC) (CP - Morgan Stanley Capital Services Inc.)	1,863,640

NZD	500,000,000	Swaption Call, Expires 03/27/12, Strike 3.80, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 500,000,000 NZD in which it will pay 3 month NZD Bank Bill and will receive 3.80%, maturing on March 28, 2013, (OTC) (CP - Morgan Stanley Capital Services Inc.)	2,363,735

NZD	500,000,000	Swaption Call, Expires 03/26/12, Strike 3.80, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 500,000,000 NZD in which it will pay 3 month NZD Bank Bill and will receive 3.80%, maturing on March 28, 2013, (OTC) (CP - Morgan Stanley Capital Services Inc.)	2,365,013

USD	400,000,000	Swaption Call, Expires 05/20/13, Strike 0.77, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 400,000,000 USD in which it will pay 3 month USD LIBOR and will receive 0.77%, maturing on May 22, 2014, (OTC) (CP - Merrill Lynch Capital Services Inc.)	1,170,400

USD	400,000,000	Swaption Call, Expires 05/21/12, Strike 0.77, Upon potential excercise of the option, the Fund will enter into a swap with a notional amount of 400,000,000 USD in which it will pay 3 month USD LIBOR and will receive 0.77%, maturing on May 23, 2013, (OTC) (CP - Merrill Lynch Capital Services Inc.)	1,394,400

USD	500,000,000	Swaption Call, Expires 01/22/13, Strike 0.85, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 500,000,000 USD in which it will pay 3 month USD LIBOR and will receive 0.85%, maturing on January 24, 2014, (OTC) (CP - Citibank N.A.)	1,949,500

4	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Notional Amount /
Shares /
Par Value ($)		Description	Value ($)

USD	500,000,000	Swaption Call, Expires 01/23/12, Strike 0.85, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 500,000,000 USD in which it will pay 3 month USD LIBOR and will receive 0.85%, maturing on January 25, 2013, (OTC) (CP - Citibank N.A.)	1,932,000

		Total Options on Interest Rate Swaps	18,274,985

		TOTAL OPTIONS PURCHASED (COST $7,920,291)	18,274,985

		SHORT-TERM INVESTMENTS — 1.1%

		Money Market Funds — 0.1%
	1,365,786	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	1,365,786

		U.S. Government — 1.0%
	27,300,000	U.S. Treasury Bill, 0.07%, due 05/31/12 (b) (d)	27,286,132

		TOTAL SHORT-TERM INVESTMENTS (COST $28,632,662)	28,651,918

		TOTAL INVESTMENTS — 97.9% (Cost $2,864,824,161)	2,763,842,820
		Other Assets and Liabilities (net) — 2.1%	60,664,204

		TOTAL NET ASSETS — 100.0%	$2,824,507,024

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
300	Australian Government Bond 10 Yr.	September 2011	$36,320,723	$810,850
8,650	Euro Dollar 90 Day	December 2011	2,151,579,375	2,574,499

			$2,187,900,098	$3,385,349

See accompanying notes to the financial statements.	5

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts — continued

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales
565	Australian Government Bond 3 Yr.	September 2011	$64,231,971	$121,094
8,650	Euro Dollar 90 Day	March 2013	2,151,363,125	(6,295,087)

			$2,215,595,096	$(6,173,993)

Written Options

A summary of open written option contracts for the Fund at August 31, 2011 is as follows:

Options on Interest Rate Swaps

					Description of Underlying Swap
	Notional		Expiration		Receive	Fixed	Variable
Description	Amount		Date	Counterparty	(Pay)#	Rate	Rate	Premiums	Market Value

Call - OTC 2 Year Interest Rate Swap	500,000,000	USD	01/23/12	Citibank N.A.	(Pay)	0.85%	3 Month USD LIBOR	$(200,000)	$(3,229,000)

Call - OTC 2 Year Interest Rate Swap	400,000,000	USD	05/21/12	Merrill Lynch Capital Services Inc.	(Pay)	0.77%	3 Month LIBOR	(310,000)	(1,971,600)

Call- OTC 1 Year Interest Rate Swap	250,000,000	NZD	06/01/12	Morgan Stanley Capital Services Inc.	(Pay)	3.25%	3 Month NZD Bank Bill	(193,871)	(528,209)

Call - OTC 1 Year Interest Rate Swap	500,000,000	NZD	02/15/12	Morgan Stanley Capital Services Inc.	(Pay)	3.33%	3 Month NZD Bank Bill	(281,812)	(1,145,873)

Call - OTC 1 Year Interest Rate Swap	500,000,000	NZD	05/11/12	Morgan Stanley Capital Services Inc.	(Pay)	3.13%	3 Month NZD Bank Bill	(354,780)	(842,578)

Call - OTC 1 Year Interest Rate Swap	500,000,000	NZD	03/27/12	Morgan Stanley Capital Services Inc.	(Pay)	2.80%	3 Month NZD Bank Bill	(263,568)	(372,302)

Call - OTC 1 Year Interest Rate Swap	500,000,000	NZD	03/26/12	Morgan Stanley Capital Services Inc.	(Pay)	2.80%	3 Month NZD Bank Bill	(262,360)	(371,450)

								$(1,866,391)	$(8,461,012)

6	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive			Appreciation/
Amount		Date	Counterparty	(Pay)#	Fixed Rate	Variable Rate	(Depreciation)

100,000,000	AUD	8/25/2020	Barclays Bank PLC	Receive	5.27%	6 Month AUD Bank Bill Rate	$1,242,074
200,000,000	AUD	8/26/2020	Morgan Stanley Capital Services Inc.	Receive	5.26%	6 Month AUD Bank Bill Rate	2,286,414
200,000,000	AUD	8/30/2020	Morgan Stanley Capital Services Inc.	Receive	5.25%	6 Month AUD Bank Bill Rate	2,001,934
300,000,000	AUD	9/20/2020	Morgan Stanley Capital Services Inc.	Receive	5.58%	6 Month AUD Bank Bill Rate	10,975,462
200,000,000	AUD	9/22/2020	Morgan Stanley Capital Services Inc.	Receive	5.65%	6 Month AUD Bank Bill Rate	8,431,062
100,000,000	AUD	12/2/2020	Barclays Bank PLC	Receive	5.95%	6 Month AUD Bank Bill Rate	6,497,504
200,000,000	AUD	4/5/2021	Morgan Stanley Capital Services Inc.	Receive	6.06%	6 Month AUD Bank Bill Rate	15,061,505
100,000,000	NZD	7/14/2015	Barclays Bank PLC	Receive	4.87%	3 Month NZD Bank Bill Rate	3,027,507
100,000,000	NZD	7/15/2015	Barclays Bank PLC	Receive	4.86%	3 Month NZD Bank Bill Rate	3,003,513
100,000,000	NZD	7/15/2015	Citibank N.A.	Receive	4.85%	3 Month NZD Bank Bill Rate	2,980,606
125,000,000	NZD	7/16/2015	Merrill Lynch Capital Services	Receive	4.86%	3 Month NZD Bank Bill Rate	3,767,672
1,215,000,000	USD	2/8/2014	Morgan Stanley Capital Services Inc.	(Pay)	0.71%	3 Month USD Libor	(3,454,807)
505,000,000	USD	2/8/2017	Morgan Stanley Capital Services Inc.	Receive	1.79%	3 Month USD Libor	7,474,164

							$63,294,610

Premiums to (Pay) Receive							$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.	7

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, for the above contracts and/or agreements the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
CP - Counterparty
LIBOR - London Interbank Offered Rate
OTC - Over-the-Counter
USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(b)	All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts, collateral on open swap contracts, forward currency contracts, and/or written options, if any, (Note 4).
(c)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(d)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar
NZD - New Zealand Dollar
USD - United States Dollar

8	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $353,948,482) (Note 2)	$366,456,395
Investments in affiliated issuers, at value (cost $2,510,875,679) (Notes 2 and 10)	2,397,386,425
Receivable for Fund shares sold	9,992,147
Dividends and interest receivable	1,002,495
Receivable for open swap contracts (Note 4)	66,749,417
Interest receivable for open swap contracts	3,671,264
Receivable for expenses reimbursed by Manager (Note 5)	78,338

Total assets	2,845,336,481

Liabilities:
Payable for investments purchased	3,200,000
Payable for Fund shares repurchased	4,116,997
Payable to affiliate for (Note 5):
Management fee	596,054
Shareholder service fee	137,514
Trustees and Trust Officers or agents unaffiliated with the Manager	6,901
Payable for variation margin on open futures contracts (Note 4)	665,832
Payable for open swap contracts (Note 4)	3,454,807
Written options outstanding, at value (premiums $1,866,391) (Note 4)	8,461,012
Accrued expenses	190,340

Total liabilities	20,829,457

Net assets	$2,824,507,024

Net assets consist of:
Paid-in capital	$3,022,830,768
Distributions in excess of net investment income	(24,748,201)
Accumulated net realized loss	(126,505,547)
Net unrealized depreciation	(47,069,996)

$2,824,507,024

Net assets attributable to:
Class III shares	$80,295,448

Class VI shares	$2,744,211,576

Shares outstanding:
Class III	4,829,635

Class VI	165,038,022

Net asset value per share:
Class III	$16.63

Class VI	$16.63

See accompanying notes to the financial statements.	9

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$6,816,072
Interest	2,545,812
Dividends from unaffiliated issuers	38

Total investment income	9,361,922

Expenses:
Management fee (Note 5)	3,356,269
Shareholder service fee – Class III (Note 5)	62,595
Shareholder service fee – Class VI (Note 5)	715,428
Custodian, fund accounting agent and transfer agent fees	146,004
Legal fees	54,464
Audit and tax fees	29,808
Trustees fees and related expenses (Note 5)	23,112
Registration fees	1,620
Miscellaneous	21,865

Total expenses	4,411,165
Fees and expenses reimbursed by Manager (Note 5)	(234,380)
Indirectly incurred fees waived or borne by Manager (Note 5)	(168,291)
Shareholder service fee waived (Note 5)	(39,745)

Net expenses	3,968,749

Net investment income (loss)	5,393,173

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,966,414
Investments in affiliated issuers	(70,152)
Realized gains distributions from affiliated issuers (Note 10)	39,047
Futures contracts	40,311,926
Written options	(462,000)
Swap contracts	39,903,513
Foreign currency, forward contracts and foreign currency related transactions	12,508

Net realized gain (loss)	84,701,256

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,682,957
Investments in affiliated issuers	(10,296,969)
Futures contracts	14,680,964
Written options	(6,158,550)
Swap contracts	110,250,652
Foreign currency, forward contracts and foreign currency related transactions	1,135,015

Net unrealized gain (loss)	120,294,069

Net realized and unrealized gain (loss)	204,995,325

Net increase (decrease) in net assets resulting from operations	$210,388,498

10	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,393,173	$21,750,906
Net realized gain (loss)	84,701,256	15,688,280
Change in net unrealized appreciation (depreciation)	120,294,069	69,051,297

Net increase (decrease) in net assets from operations	210,388,498	106,490,483

Distributions to shareholders from:
Net investment income
Class III	—	(3,957,713)
Class VI	—	(59,707,182)

Total distributions from net investment income	—	(63,664,895)

Return of capital
Class III	—	(3,143,823)
Class VI	—	(47,291,285)

Total distributions from return of capital	—	(50,435,108)

	—	(114,100,003)

Net share transactions (Note 9):
Class III	(3,111,753)	(62,723,736)
Class VI	64,073,176	478,030,361

Increase (decrease) in net assets resulting from net share transactions	60,961,423	415,306,625

Total increase (decrease) in net assets	271,349,921	407,697,105

Net assets:
Beginning of period	2,553,157,103	2,145,459,998

End of period (including distributions in excess of net investment income of $24,748,201 and $30,141,374, respectively)	$2,824,507,024	$2,553,157,103

See accompanying notes to the financial statements.	11

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007(a)

Net asset value, beginning of period	$15.39		$15.51		$17.37	$23.60		$25.22		$25.06

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.03		0.17		0.16	0.71		0.78		0.96
Net realized and unrealized gain (loss)	1.21		0.54		3.78	(5.70)		(1.37)		0.34

Total from investment operations	1.24		0.71		3.94	(4.99)		(0.59)		1.30

Less distributions to shareholders:
From net investment income	—		(0.46)		(0.27)	(1.24)		(0.97)		(1.14)
From net realized gains	—		—		—	—		(0.06)		—
Return of capital	—		(0.37)		(5.53)	—		—		—

Total distributions	—		(0.83)		(5.80)	(1.24)		(1.03)		(1.14)

Net asset value, end of period	$16.63		$15.39		$15.51	$17.37		$23.60		$25.22

Total Return(c)	8.06	%**	4.76%		27.97%	(21.20)%		(2.39)%		5.23	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,295		$77,084		$139,571	$227,453		$277,879		$226,917
Net expenses to average daily net assets(d)	0.39	%*	0.39	%(e)	0.39%	0.40	%(e)	0.38	%(e)	0.39	%*
Net investment income (loss) to average daily net assets(b)	0.32	%*	1.09%		1.01%	3.32%		3.12%		5.96	%*
Portfolio turnover rate	8	%**	19%		35%	70%		67%		7	%††*
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.04%		0.03%	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (f)	$0.02		—		—

(a)	Period from July 13, 2006 (commencement of operations) through February 28, 2007.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007(a)

Net asset value, beginning of period	$15.38		$15.49		$17.35	$23.57		$25.22		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.03		0.15		0.17	0.68		0.97		0.76
Net realized and unrealized gain (loss)	1.22		0.57		3.77	(5.64)		(1.55)		0.61

Total from investment operations	1.25		0.72		3.94	(4.96)		(0.58)		1.37

Less distributions to shareholders:
From net investment income	—		(0.46)		(0.29)	(1.26)		(1.01)		(1.15)
From net realized gains	—		—		—	—		(0.06)		—
Return of capital	—		(0.37)		(5.51)	—		—		—

Total distributions	—		(0.83)		(5.80)	(1.26)		(1.07)		(1.15)

Net asset value, end of period	$16.63		$15.38		$15.49	$17.35		$23.57		$25.22

Total Return(c)	8.13	%**	4.84%		28.00%	(21.09)%		(2.35)%		5.52	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,744,212		$2,476,073		$2,005,889	$2,246,197		$5,121,698		$2,224,310
Net expenses to average daily net assets(d)	0.29	%*	0.29	%(e)	0.30%	0.30	%(e)	0.29	%(e)	0.29	%*
Net investment income (loss) to average daily net assets(b)	0.40	%*	1.00%		1.05%	3.14%		3.87%		4.01	%*
Portfolio turnover rate	8	%**	19%		35%	70%		67%		7	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.04%		0.03%	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts:†	—		—		$0.00 (f)	$0.02		—		—

(a)	Period from May 31, 2006 (commencement of operations) through February 28, 2007.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Strategic Fixed Income Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in fixed income securities. The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (also known as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to: investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; below investment grade bonds; inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and asset-backed securities.

The Fund has substantial holdings of GMO Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and GMO World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

14

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P.Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). For cash management purposes, the Fund may invest in unaffiliated money market funds.

The Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund is not intended to serve as a standalone investment product and is available for investment only by other GMO Funds and other GMO asset allocation clients.

As of August 31 2011, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2011, shares of Overlay Fund and SDCF were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP

15

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.9% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 4.5% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation”

16

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
U.S. Government	$239,100,661	$80,428,831	$—	$319,529,492

TOTAL DEBT OBLIGATIONS	239,100,661	80,428,831	—	319,529,492

17

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$2,397,386,425	$—	$—	$2,397,386,425
Options Purchased	—	18,274,985	—	18,274,985
Short-Term Investments	28,651,918	—	—	28,651,918

Total Investments	2,665,139,004	98,703,816	—	2,763,842,820

Derivatives *
Futures Contracts
Interest rate risk	3,506,443	—	—	3,506,443
Swap Agreements
Interest rate risk	—	66,749,417	—	66,749,417

Total	$2,668,645,447	$165,453,233	$—	$2,834,098,680

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives *
Written Options
Interest rate risk	$—	$(8,461,012)	$—	$(8,461,012)
Futures Contracts
Interest rate risk	(6,295,087)	—	—	(6,295,087)
Swap Agreements
Interest rate risk	—	(3,454,807)	—	(3,454,807)

Total	$(6,295,087)	$(11,915,819)	$—	$(18,210,906)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative

18

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 27.1% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon

19

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United

20

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, certain tax attributes consisted of the following:

Tax Attributes:
Post-October currency loss deferral	$(30,191,877)

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(101,247,961)
February 28, 2018	(123,451,454)

Total	$(224,699,415)

21

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$2,886,038,615	$13,138,450	$(135,334,245)	$(122,195,795)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

22

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s

23

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

24

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also

25

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with selected counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA

26

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse effect on the Fund’s operations.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

27

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of

28

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended

29

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

August 31, 2011, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set

30

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust interest rate exposure. Written options outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount	of Futures		Amount	of Futures
	of Contracts	Contracts	Premiums	of Contracts	Contracts	Premiums

Outstanding, beginning of period	—	—	$—	(1,000,000,000)	(3,000)	$(700,812)
Options written	—	—	—	(2,150,000,000)	—	(1,384,579)
Options bought back	—	—	—	—	3,000	219,000
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	(3,150,000,000)	—	$(1,866,391)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

31

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a

32

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

“fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to adjust interest rate exposure and adjust its exposure to certain markets. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

33

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (purchased options)	$18,274,985	$—	$—	$—	$—	$18,274,985
Unrealized appreciation on futures contracts *	3,506,443	—	—	—	—	3,506,443
Unrealized appreciation on swap agreements	66,749,417	—	—	—	—	66,749,417

Total	$88,530,845	$—	$—	$—	$—	$88,530,845

Liabilities:
Written options outstanding	$(8,461,012)	$—	$—	$—	$—	$(8,461,012)
Unrealized depreciation on futures contracts *	(6,295,087)	—	—	—	—	(6,295,087)
Unrealized depreciation on swap agreements	(3,454,807)	—	—	—	—	(3,454,807)

Total	$(18,210,906)	$—	$—	$—	$—	$(18,210,906)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)	$4,801,000	$—	$—	$—	$—	$4,801,000
Written options	(462,000)	—	—	—	—	(462,000)
Futures contracts	40,311,926	—	—	—	—	40,311,926
Forward currency contracts	—	109,393	—	—	—	109,393
Swap agreements	39,903,513	—	—	—	—	39,903,513

Total	$84,554,439	$109,393	$—	$—	$—	$84,663,832

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$9,171,564	$—	$—	$—	$—	$9,171,564
Written options	(6,158,550)	—	—	—	—	(6,158,550)
Futures contracts	14,680,964	—	—	—	—	14,680,964
Swap agreements	110,250,652	—	—	—	—	110,250,652

Total	$127,944,630	$—	$—	$—	$—	$127,944,630

34

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011.

	Forward
	currency	Futures	Swap
	contracts	contracts	agreements	Options

Average amount outstanding	$422,992	$9,086,694,856	$5,728,697,563	$6,094,036,984

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class’s shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.25% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by

35

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $23,112 and $8,986, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding	Indirect
shareholder service	Shareholder	Indirect Interest	Total Indirect
fees and interest expense)	Service Fees	Expense	Expenses
0.016%	0.003%	0.008%	0.027%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011, were as follows:

	Purchases	Sales

U.S. Government securities	$102,816,406	$—
Investments (non-U.S. Government securities)	581,288,441	207,100,500

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

36

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

8.	Principal shareholders and related parties

As of August 31, 2011, 78.71% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. Two of the shareholders are other funds of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	1,482,957	$23,357,595	867,372	$13,365,511
Shares repurchased	(1,662,428)	(26,469,348)	(4,858,048)	(76,089,247)

Net increase (decrease)	(179,471)	$(3,111,753)	(3,990,676)	$(62,723,736)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	53,528,195	$854,783,506	42,267,853	$643,193,980
Shares repurchased	(49,435,534)	(790,710,330)	(10,805,287)	(165,163,619)

Net increase (decrease)	4,092,661	$64,073,176	31,462,566	$478,030,361

37

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Emerging Country Debt Fund, Class IV	$74,177,360	$6,200,000	$—	$1,026,777	$—	$—	$85,451,670
GMO Short-Duration Collateral Fund	1,093,999,261	—	—	5,547,728	—	315,130,215	757,789,469
GMO U.S. Treasury Fund	639,615,835	566,515,000	197,950,000	241,567	39,047	—	1,008,487,531
GMO World Opportunity Overlay Fund	539,186,004	1,000,000	—	—	—	—	545,657,755

Totals	$2,346,978,460	$573,715,000	$197,950,000	$6,816,072	$39,047	$315,130,215	$2,397,386,425

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 29, 2012.

38

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the Fund’s purpose is to complement broader asset allocation strategies being implemented by the Manager in other asset allocation funds or accounts and noted that the Fund is not separately available. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

39

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal

40

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

41

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

42

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.42%	$1,000.00	$1,080.60	$2.20
2) Hypothetical	0.42%	$1,000.00	$1,023.03	$2.14

Class VI

1) Actual	0.32%	$1,000.00	$1,081.30	$1.67
2) Hypothetical	0.32%	$1,000.00	$1,023.53	$1.63

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

43

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	75.8%
Short-Term Investments	13.0
Debt Obligations	9.1
Preferred Stocks	0.7
Options Purchased	0.1
Investment Funds	0.1
Loan Participations	0.1
Swap Agreements	0.0	∧
Loan Assignments	0.0	∧
Rights/Warrants	0.0	∧
Promissory Notes	0.0	∧
Written Options	(0.0	)∧
Forward Currency Contracts	(0.0	)∧
Futures Contracts	(0.2)
Reverse Repurchase Agreements	(0.3)
Other	1.6

	100.0%

Country / Region Summary**	% of Investments
United States	43.6%
Japan	14.0
United Kingdom	9.6
Australia	6.1
Emerging***	5.8
France	4.2
Germany	3.5
Switzerland	3.0
Italy	1.7
Netherlands	1.2
Canada	1.0
Spain	1.0
Hong Kong	0.9
New Zealand	0.9
Singapore	0.9
Sweden	0.9
Belgium	0.4
Denmark	0.4
Austria	0.2

1

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Country / Region Summary**	% of Investments
Finland	0.2%
Ireland	0.2
Greece	0.1
Israel	0.1
Norway	0.1
Portugal	0.0 ∧

100.0%

∧	Rounds to 0.00%.
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Egypt, Hungary, India, Indonesia Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.

2

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%
2,919,863	GMO Alpha Only Fund, Class IV	72,266,610
6,170,977	GMO Domestic Bond Fund, Class VI	20,672,774
1,270,045	GMO Emerging Country Debt Fund, Class IV	12,319,438
6,266,954	GMO Emerging Markets Fund, Class VI	80,593,024
5,675,086	GMO Flexible Equities Fund, Class VI	101,697,549
12,648,481	GMO International Growth Equity Fund, Class IV	284,337,849
13,494,106	GMO International Intrinsic Value Fund, Class IV	275,414,708
31,904,525	GMO Quality Fund, Class VI	669,037,885
3,689,954	GMO Special Situations Fund, Class VI	99,296,649
11,517,493	GMO Strategic Fixed Income Fund, Class VI	191,535,904
4,640,884	GMO U.S. Core Equity Fund, Class VI	54,112,711
384,516	GMO World Opportunity Overlay Fund	8,809,267

	TOTAL MUTUAL FUNDS (COST $1,705,577,137)	1,870,094,368

	DEBT OBLIGATIONS — 0.8%

	Asset-Backed Securities — 0.8%
	Auto Financing — 0.1%
576,763	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.56%, due 07/15/14	579,197
388,242	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.06%, due 11/10/14	389,985

	Total Auto Financing	969,182

	Business Loans — 0.1%
842,831	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	589,982
302,532	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	278,329
551,068	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 09/25/30	446,365

	Total Business Loans	1,314,676

See accompanying notes to the financial statements.	3

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	CMBS — 0.1%
600,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	534,000
167,827	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	167,827
600,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .57%, 1.32%, due 03/06/20	591,000
89,202	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.06%, due 04/15/45	89,282
275,692	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.82%, due 05/12/39	284,928
247,686	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.30%, due 09/15/21	235,302

	Total CMBS	1,902,339

	Corporate Collateralized Debt Obligations — 0.1%
1,100,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.54%, due 06/20/13	989,560

	Credit Cards — 0.1%
800,000	Cabela’s Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.21%, due 09/15/14	800,864
700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.46%, due 09/15/17	701,589

	Total Credit Cards	1,502,453

	Insured Auto Financing — 0.1%
543,190	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.01%, due 06/06/14	542,757
609,905	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.41%, due 07/14/14	614,046

	Total Insured Auto Financing	1,156,803

	Insured Other — 0.0%
900,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	904,500

4	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Insured Residential Asset-Backed Securities (United States) ◆ — 0.0%
118,033	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.44%, due 11/25/35	84,984

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
430,971	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	270,564

	Insured Time Share — 0.0%
196,565	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	192,839

	Residential Asset-Backed Securities (United States) ◆ — 0.2%
423,485	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 06/25/36	52,936
298,422	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.29%, due 11/25/36	107,432
192,920	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.41%, due 03/25/36	60,287
154,908	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.33%, due 09/25/36	48,409
175,839	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.44%, due 05/25/37	136,697
595,714	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.52%, due 05/28/39	192,118
1,200,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.42%, due 02/25/37	759,000
19,184	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.76%, due 04/25/33	16,114
1,600,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.36%, due 02/25/37	1,252,000
1,015,442	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.34%, due 12/25/36	361,700
323,640	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.37%, due 03/25/36	148,874

See accompanying notes to the financial statements.	5

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
293,562	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 04/25/37	253,931
314,399	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.47%, due 01/25/36	267,239

	Total Residential Asset-Backed Securities (United States)	3,656,737

	Residential Mortgage-Backed Securities (Australian) — 0.0%
124,402	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.65%, due 12/08/36	113,206
103,330	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.53%, due 03/09/36	100,522
304,315	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.35%, due 05/21/38	294,352

	Total Residential Mortgage-Backed Securities (Australian)	508,080

	Residential Mortgage-Backed Securities (European) — 0.0%
442,413	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 01/13/39	407,020
469,947	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.71%, due 05/15/34	410,123

	Total Residential Mortgage-Backed Securities (European)	817,143

	Student Loans — 0.0%
26,898	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.36%, due 08/25/23	26,522
600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.33%, due 12/23/19	590,616

	Total Student Loans	617,138

	Total Asset-Backed Securities	14,886,998

	Corporate Debt — 0.0%
147,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	153,704

	U.S. Government Agency — 0.0%
175,000	Agency for International Development Floater (Support of Morocco), 6 mo. U.S. Treasury Bill + .45%, 0.50%, due 11/15/14 (a)	171,819

6	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($) /
Shares	Description	Value ($)
	U.S. Government Agency — continued
33,334	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.05%, due 01/01/12 (a)	33,160

	Total U.S. Government Agency	204,979

	TOTAL DEBT OBLIGATIONS (COST $14,207,686)	15,245,681

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
34,190	State Street Institutional U.S. Government Money Market Fund-Institutional Class, 0.00% (b)	34,190

	TOTAL SHORT-TERM INVESTMENTS (COST $34,190)	34,190

	TOTAL INVESTMENTS — 100.0% (Cost $1,719,819,013)	1,885,374,239
	Other Assets and Liabilities (net) — (0.0%)	(107,901)

	TOTAL NET ASSETS — 100.0%	$1,885,266,338

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
CMBS - Commercial Mortgage Backed Security
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN - Medium Term Note
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

◆	These securities are primarily backed by subprime mortgages.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	7

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $1,705,577,137) (Notes 2 and 10)	$1,870,094,368
Investments in unaffiliated issuers, at value (cost $14,241,876) (Note 2)	15,279,871
Receivable for Fund shares sold	52,807,039
Interest receivable	14,943
Receivable for expenses reimbursed by Manager (Note 5)	16,616

Total assets	1,938,212,837

Liabilities:
Payable for investments purchased	52,806,055
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	4,393
Accrued expenses	136,051

Total liabilities	52,946,499

Net assets	$1,885,266,338

Net assets consist of:
Paid-in capital	$1,853,419,334
Accumulated undistributed net investment income	15,060,259
Accumulated net realized loss	(148,768,481)
Net unrealized appreciation	165,555,226

$1,885,266,338

Net assets attributable to:
Class III shares	$1,885,266,338

Shares outstanding:
Class III	91,921,513

Net asset value per share:
Class III	$20.51

8	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$15,094,504
Interest	778,570
Dividends from unaffiliated issuers	4

Total investment income	15,873,078

Expenses:
Audit and tax fees	32,568
Legal fees	30,268
Custodian, fund accounting agent and transfer agent fees	26,404
Trustees fees and related expenses (Note 5)	15,839
Registration fees	1,104
Miscellaneous	16,117

Total expenses	122,300
Fees and expenses reimbursed by Manager (Note 5)	(100,464)
Expense reductions (Note 2)	(330)

Net expenses	21,506

Net investment income (loss)	15,851,572

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	441,241
Investments in affiliated issuers	47,003,230
Realized gains distributions from affiliated issuers (Note 10)	6,315,402
Foreign currency, forward contracts and foreign currency related transactions	(2,501)

Net realized gain (loss)	53,757,372

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,464,402)
Investments in affiliated issuers	(94,861,038)

Net unrealized gain (loss)	(96,325,440)

Net realized and unrealized gain (loss)	(42,568,068)

Net increase (decrease) in net assets resulting from operations	$(26,716,496)

See accompanying notes to the financial statements.	9

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,851,572	$34,181,544
Net realized gain (loss)	53,757,372	(95,783,947)
Change in net unrealized appreciation (depreciation)	(96,325,440)	332,543,959

Net increase (decrease) in net assets from operations	(26,716,496)	270,941,556

Distributions to shareholders from:
Net investment income
Class III	—	(37,205,811)

Net share transactions (Note 9):
Class III	159,815,044	(332,781,041)

Total increase (decrease) in net assets	133,098,548	(99,045,296)

Net assets:
Beginning of period	1,752,167,790	1,851,213,086

End of period (including accumulated undistributed net investment income of $15,060,259 and distributions in excess of net investment income of $791,313, respectively)	$1,885,266,338	$1,752,167,790

10	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$20.78		$18.54		$14.37		$22.70		$23.71		$22.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.33		0.54		1.57		0.99		0.69
Net realized and unrealized gain (loss)	(0.45)		2.26		4.26		(7.23)		(0.15)		2.17

Total from investment operations	(0.27)		2.59		4.80		(5.66)		0.84		2.86

Less distributions to shareholders:
From net investment income	—		(0.35)		(0.63)		(1.61)		(1.02)		(0.90)
From net realized gains	—		—		—		(1.06)		(0.83)		(0.62)

Total distributions	—		(0.35)		(0.63)		(2.67)		(1.85)		(1.52)

Net asset value, end of period	$20.51		$20.78		$18.54		$14.37		$22.70		$23.71

Total Return(b)	(1.30	)%**	14.02%		33.44%		(26.75)%		3.15%		12.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,885,266		$1,752,168		$1,851,213		$1,107,258		$1,100,116		$529,374
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)	1.75	%*	1.73%		3.04%		8.05%		4.05%		2.98%
Portfolio turnover rate	14	%**	36%		14%		34%		47%		23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%		0.01%		0.01%		0.02%
Redemption fees consisted of the following per share amounts:†	—		—		$0.00	(f)	$0.01		$0.01		$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Strategic Opportunities Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index. The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by the Manager for the Fund consisting of (i) the MSCI World Index and (ii) the Barclays Capital U.S. Aggregate Index, in the following proportions: 75% MSCI World Index and 25% Barclays Capital U.S. Aggregate Index. The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund (collectively the “underlying funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

12

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com. As of August 31, 2011, shares of GMO Alternative Asset Opportunity Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.4% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based

13

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund, either directly or through investments in the underlying funds, that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	41.3%

Futures Contracts	(0.3)%

Swap Agreements	0.1%

Typically the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2011, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 0.8% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately

14

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

(i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities using quoted prices. The Fund valued certain other debt securities by using an estimated specified spread above the LIBOR rate.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$1,870,094,368	$—	$—	$1,870,094,368
Debt Obligations
Asset-Backed Securities	—	2,416,439	12,470,559	14,886,998
Corporate Debt	—	153,704	—	153,704
U.S. Government Agency	—	—	204,979	204,979

TOTAL DEBT OBLIGATIONS	—	2,570,143	12,675,538	15,245,681

Short-Term Investments	34,190	—	—	34,190

Total Investments	1,870,128,558	2,570,143	12,675,538	1,885,374,239

Total	$1,870,128,558	$2,570,143	$12,675,538	$1,885,374,239

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s investments (both direct and indirect) in securities and derivative financial instruments using Level 3 inputs were 4.9% and (0.1)% of total net assets, respectively.

15

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
										Investments
	Balances					Change in			Balances	Still Held
	as of			Accrued	Total	Unrealized	Transfers	Transfers	as of	as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	level 3*	level 3*	2011	2011
Debt Obligations
Asset-Backed Securities	$16,149,456	$—	$(3,327,951)	$204,790	$565,924	$(1,121,660)	$—	$—	$12,470,559	$(858,061)
U.S. Government Agency	262,453	—	(58,105)	151	890	(410)	—	—	204,979	(410)

Total	$16,411,909	$—	$(3,386,056)	$204,941	$566,814	$(1,122,070)	$—	$—	$12,675,538	$(858,471)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are

16

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital loss of $53,973,722 and post-October currency loss of $789,455.

As of February 8, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital and currency losses and future realized losses, if any, subsequent to February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2018	$(49,481,317)
February 28, 2019	(25,410,999)

Total	$(74,892,316)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,792,465,998	$94,291,460	$(1,383,219)	$92,908,241

17

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

18

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

19

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

20

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

21

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in

22

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011

23

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

was $15,839 and $5,997, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net
Expenses
(excluding
shareholder service	Indirect
fees and interest	Shareholder	Indirect Interest	Total Indirect
expense)	Service Fees	Expense	Expenses
0.412%	0.068%	0.002%	0.482%

6.	Purchases and sales of securities

For the period ended August 31, 2011, cost of purchases and proceeds from sales of securities, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$25,000
Investments (non-U.S. Government securities)	447,547,687	259,102,791

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 28.07% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.02% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 99.97% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

24

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	8,316,365	$175,319,358	22,916,081	$434,251,778
Shares issued to shareholders in reinvestment of distributions	—	—	1,812,018	36,365,288
Shares repurchased	(732,935)	(15,504,314)	(40,255,182)	(803,398,107)

Net increase (decrease)	7,583,430	$159,815,044	(15,527,083)	$(332,781,041)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Alpha Only Fund, Class IV	$76,562,509	$52,926,307	$62,199,634	$—	$—	$—	$72,266,610
GMO Asset Allocation Bond Fund, Class VI	19,060,719	10,366,213	28,721,459	198,912	1,022,195	—	—
GMO Domestic Bond Fund, Class VI	28,263,076	—	—	158,441	—	7,043,436	20,672,774
GMO Emerging Country Debt Fund, Class IV	10,590,652	1,014,705	—	148,048	—	—	12,319,438
GMO Emerging Markets Fund, Class VI	71,011,675	18,829,139	1,276,370	—	5,293,207	—	80,593,024
GMO Flexible Equities Fund, Class VI	30,813,653	73,862,077	—	—	—	—	101,697,549
GMO International Growth Equity Fund, Class IV	320,270,734	43,379,688	63,458,153	1,984,233	—	—	284,337,849
GMO International Intrinsic Value Fund, Class IV	320,384,848	43,180,684	50,971,694	5,524,987	—	—	275,414,708

25

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Value,				Distributions	Return	Value,
	beginning of		Sales	Dividend	of Realized	of	end of
Affiliate	period	Purchases	Proceeds	Income*	Gains*	Capital*	period

GMO Quality Fund, Class VI	$579,206,834	$134,019,362	$46,980,591	$6,502,546	$—	$—	$669,037,885
GMO Special Situations Fund, Class VI	90,321,776	11,460,543	—	—	—	—	99,296,649
GMO Strategic Fixed Income Fund, Class VI	123,130,167	55,670,834	—	—	—	—	191,535,904
GMO U.S. Core Equity Fund, Class VI	52,712,842	2,838,135	—	577,337	—	—	54,112,711
GMO World Opportunity Overlay Fund	8,720,829	—	—	—	—	—	8,809,267

Totals	$1,731,050,314	$447,547,687	$253,607,901	$15,094,504	$6,315,402	$7,043,436	$1,870,094,368

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2011 through August 31, 2011 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2012.

26

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly

27

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant

28

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

29

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

GMO Strategic Opportunities Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.48%	$1,000.00	$987.00	$2.40
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

31

GMO Taiwan Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained by calling 1-617-346-7646 (collect).

GMO Taiwan Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.3%
Investment Funds	2.5
Mutual Funds	1.1
Short-Term Investments	0.8
Other	1.3

100.0%

Industry Summary	% of Equity Investments*
Computer Hardware	20.0%
Semiconductors & Semiconductor Equipment	19.6
Diversified Telecommunication Services	13.3
Chemicals	9.5
Commerical Banks	7.7
Computers & Peripherals	7.5
Wireless Telecommunication Services	5.2
Electronic Equipment, Instruments & Components	5.0
Metals & Mining	5.0
Construction Materials	2.0
Machinery	1.5
Diversified Financial Services	1.4
Communications Equipment	0.7
Industrial	0.7
Real Estate	0.5
Oil, Gas & Consumable Fuels	0.4
Building Products	0.0 ∧

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.0%.

1

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%

	Taiwan — 94.3%
411,400	Advantech Co Ltd	1,191,979
776,220	Asia Cement Corp	1,032,815
768,923	Asustek Computer Inc	6,539,055
909,448	Catcher Technology Co Ltd	7,193,656
1,266,000	China Life Insurance Co Ltd.	1,626,596
1,640,650	China Petrochemical Development Corp	2,422,144
5,316,938	China Steel Corp	5,799,779
3,760,996	Chinatrust Financial Holding Co Ltd	3,090,610
3,809,812	Chunghwa Telecom Co Ltd	13,156,003
30,700	Chunghwa Telecom Co Ltd ADR	1,067,439
5,894,886	Compal Electronics Inc	6,369,300
7,952	Compeq Manufacturing Co Ltd *	3,437
200,000	Dynapack International Technology Corp	760,666
2,164,467	Far Eastone Telecommunications Co Ltd	3,468,045
5,194	First Financial Holding Co Ltd	4,019
306,000	Formosa Chemicals & Fibre Co	936,237
173,605	Formosa Petrochemical Corp	507,902
197,400	Foxconn Technology Co Ltd	704,771
284,655	Genesis Photonics Inc *	518,034
515,531	Gintech Energy Corp	770,113
944,000	Grand Pacific Petrochemical Corp	562,703
281,000	Highwealth Construction Corp	543,345
683,936	Hon Hai Precision Industry Co Ltd	1,742,906
30,228	HTC Corp	796,512
279,000	Kinsus Interconnect Technology Corp	1,016,805
37,000	Largan Precision Co Ltd	1,065,190
1,301,852	Lite-On Technology Corp	1,419,886
3,434,000	Macronix International Co Ltd	1,455,386
4,395,180	Mega Financial Holding Co Ltd	3,911,956
2,479,180	Nan Ya Plastics Corp	5,944,339
371,000	Neo Solar Power Corp	379,733
462,995	Novatek Microelectronics Corp Ltd	1,224,919
683,888	Pegatron Corp *	666,846

2	See accompanying notes to the financial statements.

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
695,425	Powertech Technology Inc	1,685,463
2,912,656	Quanta Computer Inc	5,947,323
692,080	Radiant Opto-Electronics Corp	2,297,291
4,213,226	Taishin Financial Holding Co Ltd	1,917,855
967,000	Taiwan Cement Corp	1,298,783
9,350	Taiwan Glass Industrial Corp	12,182
926,065	Taiwan Mobile Co Ltd	2,515,190
4,460,190	Taiwan Semiconductor Manufacturing Co Ltd	10,696,331
122,710	TPK Holding Co Ltd *	3,004,541
453,400	TSRC Corp	1,154,511
6,528,000	United Microelectronics Corp	2,562,338
58,500	United Microelectronics Corp Sponsored ADR	116,415
2,347,059	Wistron Corp	2,950,728
2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	—
959,152	Yungtay Engineering Co Ltd	1,713,934

	Total Taiwan	115,766,011

	TOTAL COMMON STOCKS (COST $111,706,042)	115,766,011

	INVESTMENT FUNDS — 2.5%

	United States — 2.5%
224,811	iShares MSCI Taiwan Index Fund (c)	3,088,903

	TOTAL INVESTMENT FUNDS (COST $2,921,858)	3,088,903

	MUTUAL FUNDS — 1.1%

	United States — 1.1%
	Affiliated Issuers — 1.1%
51,980	GMO U.S. Treasury Fund	1,300,026

	TOTAL MUTUAL FUNDS (COST $1,300,026)	1,300,026

See accompanying notes to the financial statements.	3

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
USD	1,000,000	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	1,000,000
USD	36,589	JPMorgan Chase (New York) Time Deposit, 0.03%, due 09/01/11	36,589

		Total Time Deposits	1,036,589

		TOTAL SHORT-TERM INVESTMENTS (COST $1,036,589)	1,036,589

		TOTAL INVESTMENTS — 98.7% (Cost $116,964,515)	121,191,529
		Other Assets and Liabilities (net) — 1.3%	1,564,766

		TOTAL NET ASSETS — 100.0%	$122,756,295

Notes to Schedule of Investments:

ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International

*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(c)	Represents an investment to equitize cash in the iShares® MSCI Taiwan Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Taiwan Index Fund prospectus states that the fund invests in the Taiwanese market and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan Index. iShares® is a registered trademark of BlackRock. Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Taiwan Index Fund.

Currency Abbreviations:

USD - United States Dollar

4	See accompanying notes to the financial statements.

GMO Taiwan Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $115,664,489) (Note 2)	$119,891,503
Investments in affiliated issuers, at value (cost $1,300,026) (Notes 2 and 10)	1,300,026
Foreign currency, at value (cost $1,071,116) (Note 2)	1,071,702
Dividends receivable	1,194,075
Receivable for expenses reimbursed by Manager (Note 5)	1,331
Miscellaneous receivable	21

Total assets	123,458,658

Liabilities:
Payable for investments purchased	430,039
Payable to affiliate for (Note 5):
Management fee	83,084
Shareholder service fee	15,386
Trustees and Trust Officers or agents unaffiliated with the Manager	89
Accrued expenses	173,765

Total liabilities	702,363

Net assets	$122,756,295

Net assets consist of:
Paid-in capital	$114,455,598
Accumulated undistributed net investment income	3,852,086
Accumulated net realized gain	225,752
Net unrealized appreciation	4,222,859

$122,756,295

Net assets attributable to:
Class III shares	$122,756,295

Shares outstanding:
Class III	5,080,326

Net asset value per share:
Class III	$24.16

See accompanying notes to the financial statements.	5

GMO Taiwan Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,237,233)	$4,738,951
Interest	621
Dividends from affiliated issuers (Note 10)	93

Total investment income	4,739,665

Expenses:
Management fee (Note 5)	532,788
Shareholder service fee – Class III (Note 5)	98,665
Custodian and fund accounting agent fees	146,832
Audit and tax fees	42,320
Transfer agent fees	13,064
Legal fees	2,300
Registration fees	1,032
Trustees fees and related expenses (Note 5)	985
Miscellaneous	8,110

Total expenses	846,096

Net investment income (loss)	3,893,569

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	12,758,005
Realized gains distributions from affiliated issuers (Note 10)	400
Foreign currency, forward contracts and foreign currency related transactions	(192,627)

Net realized gain (loss)	12,565,778

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(15,206,376)
Foreign currency, forward contracts and foreign currency related transactions	(4,404)

Net unrealized gain (loss)	(15,210,780)

Net realized and unrealized gain (loss)	(2,645,002)

Net increase (decrease) in net assets resulting from operations	$1,248,567

6	See accompanying notes to the financial statements.

GMO Taiwan Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,893,569	$679,815
Net realized gain (loss)	12,565,778	18,674,667
Change in net unrealized appreciation (depreciation)	(15,210,780)	11,331,871

Net increase (decrease) in net assets from operations	1,248,567	30,686,353

Distributions to shareholders from:
Net investment income
Class III	—	(1,696,633)

Net share transactions (Note 9):
Class III	(25,511,875)	26,324,872

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	162,375	367,043

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(25,349,500)	26,691,915

Total increase (decrease) in net assets	(24,100,933)	55,681,635

Net assets:
Beginning of period	146,857,228	91,175,593

End of period (including accumulated undistributed net investment income of $3,852,086 and distributions in excess of net investment income of $41,483, respectively)	$122,756,295	$146,857,228

See accompanying notes to the financial statements.	7

GMO Taiwan Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011	2010		2009		2008		2007

Net asset value, beginning of period	$23.85		$17.75	$11.06		$22.42		$30.98		$28.34

Income (loss) from investment operations:
Net investment income (loss)†	0.74		0.16	0.25		0.59		0.61		0.46
Net realized and unrealized gain (loss)	(0.43)		6.30	6.89	(a)	(10.80)		1.50		4.32

Total from investment operations	0.31		6.46	7.14		(10.21)		2.11		4.78

Less distributions to shareholders:
From net investment income	—		(0.36)	(0.45)		(0.30)		(0.85)		(0.39)
From net realized gains	—		—	—		(0.85)		(9.82)		(1.75)

Total distributions	—		(0.36)	(0.45)		(1.15)		(10.67)		(2.14)

Net asset value, end of period	$24.16		$23.85	$17.75		$11.06		$22.42		$30.98

Total Return(b)	1.30	%**	36.71%	64.80%		(47.14)%		6.97	%(c)	17.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,756		$146,857	$91,176		$100,176		$220,359		$316,887
Net expenses to average daily net assets	1.29	%*	1.33%	1.35	%(d)(e)	1.32	%(d)	1.29	%(d)	1.26%
Net investment income (loss) to average daily net assets	5.92	%*	0.78%	1.55%		3.42%		1.98%		1.56%
Portfolio turnover rate	44	%**	129%	106%		88%		94%		41%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.09	$0.06		$0.03		$0.06		$0.03

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager’s reimbursement of such losses, had no effect on the total return.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Taiwan Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI Taiwan Index. The Fund typically makes equity investments directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in companies doing business in, or otherwise tied economically to, Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

9

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.0% of net assets. The Fund classifies such securities (as defined below) as Level 3. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of the closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to

10

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	93.3%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund deemed certain bankrupt securities to be worthless.

11

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Taiwan	$1,183,854	$114,582,157	$0 *	$115,766,011

TOTAL COMMON STOCKS	1,183,854	114,582,157	0	115,766,011

Investment Funds
United States	3,088,903	—	—	3,088,903

TOTAL INVESTMENT FUNDS	3,088,903	—	—	3,088,903

Mutual Funds
United States	1,300,026	—	—	1,300,026

TOTAL MUTUAL FUNDS	1,300,026	—	—	1,300,026

Short-Term Investments	1,036,589	—	—	1,036,589

Total Investments	6,609,372	114,582,157	0	121,191,529

Total	$6,609,372	$114,582,157	$0	$121,191,529

*	Represents the interest in securities that have no value at August 31, 2011.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net value of the Fund’s direct investments in securities using Level 3 inputs was 0.0% of total net assets.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the

12

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on Taiwan-source interest and dividend income are withheld in accordance with applicable Taiwanese law.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

13

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October currency losses of $41,483.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(11,177,352)

Total	$(11,177,352)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$117,747,332	$13,439,961	$(9,995,764)	$3,444,197

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

14

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis. Taiwanese companies typically declare dividends in the third calendar quarter of each year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases of Fund shares was 0.15% of the amount invested and the fee on cash redemptions was 0.45% of the amount redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee or modify or eliminate an existing fee at any time.

15

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S.

16

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which, like emerging market economies, often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Currency devaluations in any one country can have a significant effect on the entire region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates additional risk.

17

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

18

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of

19

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may

20

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures

21

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

22

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic

23

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

24

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluded those Funds’ Excluded Fund Fees and Expenses). “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $985 and $497, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

25

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $57,415,357 and $76,175,882, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, all of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, none of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

26

GMO Taiwan Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	302,289	$7,925,578	3,812,495	$79,643,637
Shares issued to shareholders in reinvestment of distributions	—	—	81,938	1,696,633
Shares repurchased	(1,379,400)	(33,437,453)	(2,872,301)	(55,015,398)
Purchase premiums	—	11,906	—	119,645
Redemption fees	—	150,469	—	247,398

Net increase (decrease)	(1,077,111)	$(25,349,500)	1,022,132	$26,691,915

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$—	$5,600,086	$4,300,461	$93	$400	$1,300,026

Totals	$—	$5,600,086	$4,300,461	$93	$400	$1,300,026

27

GMO Taiwan Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven- year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a

28

GMO Taiwan Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

29

GMO Taiwan Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

30

GMO Taiwan Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

31

GMO Taiwan Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	1.29%	$1,000.00	$1,013.00	$6.53
2) Hypothetical	1.29%	$1,000.00	$1,018.65	$6.55

*	Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

32

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.6%
Short-Term Investments	2.2
Preferred Stocks	1.4
Mutual Funds	0.0 ∧
Other	(1.2)

100.0%

Country Summary*	% of Equity Investments**
Japan	24.5%
United Kingdom	21.3
France	12.1
Germany	9.0
Italy	6.2
Spain	4.3
Switzerland	4.3
Australia	3.7
Canada	2.5
Singapore	2.4
Sweden	2.1
Hong Kong	1.4
Ireland	1.0
Netherlands	1.0
Austria	0.9
Belgium	0.7
Denmark	0.7
Finland	0.7
New Zealand	0.5
Greece	0.4
Norway	0.3
Malta	0.0	∧
Portugal	0.0	∧

	100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

1

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	15.7%
Energy	13.6
Capital Goods	10.6
Telecommunication Services	8.9
Materials	8.9
Utilities	6.7
Automobiles & Components	5.4
Banks	4.5
Retailing	3.2
Food, Beverage & Tobacco	2.9
Real Estate	2.5
Consumer Durables & Apparel	2.4
Diversified Financials	2.0
Technology Hardware & Equipment	2.0
Insurance	1.9
Food & Staples Retailing	1.6
Software & Services	1.5
Transportation	1.0
Semiconductors & Semiconductor Equipment	1.0
Consumer Services	0.9
Household & Personal Products	0.9
Commercial & Professional Services	0.8
Media	0.7
Health Care Equipment & Services	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.0%.

2

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%

	Australia — 3.6%
59,350	BHP Billiton Ltd	2,525,089
301,186	BlueScope Steel Ltd	265,296
174,362	Charter Hall Office (REIT)	626,169
29,780	Commonwealth Bank of Australia	1,541,534
484,938	Dexus Property Group (REIT)	446,348
1,147,737	Goodman Group (REIT)	801,472
343,612	GPT Group (REIT)	1,149,194
302,836	Mirvac Group (REIT)	391,683
147,344	QBE Insurance Group Ltd	2,230,791
229,609	Stockland (REIT)	736,720
95,990	TABCORP Holdings Ltd	290,189
982,472	Telstra Corp Ltd	3,183,724
44,779	Wesfarmers Ltd	1,476,368
32,916	Westfield Group (REIT)	287,359
73,649	Westpac Banking Corp	1,631,049
27,762	Woodside Petroleum Ltd	1,049,304

	Total Australia	18,632,289

	Austria — 0.9%
4,995	Andritz AG	462,398
115,631	Immofinanz AG *	412,562
88,088	Immofinanz AG (Entitlement Shares) *	—
57,730	OMV AG	2,274,977
15,218	Raiffeisen International Bank Holding	630,126
27,451	Voestalpine AG	1,056,330

	Total Austria	4,836,393

	Belgium — 0.7%
99,807	Ageas	200,596
34,388	Belgacom SA	1,125,653
17,172	Colruyt SA	898,551
3,768	Delhaize Group	252,495
1	Dexia SA *	2

See accompanying notes to the financial statements.	3

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
6,642	Mobistar SA	430,096
13,855	Umicore SA	668,796

	Total Belgium	3,576,189

	Canada — 2.5%
30,600	BCE Inc	1,230,499
32,000	Canadian Natural Resources Ltd	1,209,027
16,800	Canadian National Railway Co	1,235,683
93,600	EnCana Corp	2,377,037
26,000	Husky Energy Inc	647,279
16,500	Magna International Inc Class A	626,606
47,000	Manulife Financial Corp	642,632
10,100	Metro Inc Class A	480,712
26,014	Precision Drilling Corp *	362,862
32,100	Research In Motion Ltd *	1,038,423
15,700	Shoppers Drug Mart Corp	637,587
66,500	Sun Life Financial Inc	1,802,216
13,000	Valeant Pharmaceuticals International Inc	582,763

	Total Canada	12,873,326

	Denmark — 0.7%
33,764	Novo-Nordisk A/S Class B	3,596,613
1,272	Novozymes A/S Class B	185,749

	Total Denmark	3,782,362

	Finland — 0.7%
10,529	Kone Oyj Class B	622,359
21,391	Metso Oyj	810,379
5,205	Nokian Renkaat Oyj	193,020
240,245	Nokia Oyj	1,545,321
12,300	Sampo Oyj Class A	353,180
15,345	UPM — Kymmene Oyj	200,734

	Total Finland	3,724,993

4	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	France — 12.0%
4,067	Air Liquide SA	528,205
246,761	Alcatel-Lucent *	903,482
12,932	Arkema	1,000,041
45,160	BNP Paribas	2,322,870
7,524	Casino Guichard-Perrachon SA	625,942
31,669	Compagnie de Saint-Gobain	1,590,653
9,737	Compagnie Generale des Etablissements Michelin-Class B	712,576
12,581	Dassault Systemes SA	1,018,565
12,316	Essilor International SA	943,036
1,613	Esso SAF	189,575
86,896	France Telecom SA	1,660,187
16,002	GDF Suez VVPR Strip *	23
5,585	L’Oreal SA	606,173
20,102	Lagardere SCA	686,603
5,640	Legrand SA	223,379
9,419	LVMH Moet Hennessy Louis Vuitton SA	1,589,586
2,071	Nexans SA	165,905
4,045	NYSE Euronext	109,892
48,564	PagesJaunes Groupe	316,207
1,206	PPR	200,683
32,694	Renault SA	1,328,530
45,896	Rhodia SA	2,076,105
22,853	Safran SA	884,058
274,962	Sanofi	20,052,419
9,403	Schneider Electric SA	1,252,279
21,229	Societe Generale	710,870
322,575	Total SA	15,753,099
12,345	Valeo SA	651,595
20,175	Vinci SA	1,052,704
107,727	Vivendi SA	2,619,306

	Total France	61,774,548

See accompanying notes to the financial statements.	5

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Germany — 7.5%
10,260	Adidas AG	714,334
16,187	Aurubis AG	948,927
94,965	BASF AG	6,753,264
39,856	Bayerische Motoren Werke AG	3,224,587
5,547	Beiersdorf AG	326,073
2,676	Bilfinger & Berger SE	224,471
9,814	Continental AG *	723,568
24,852	Daimler AG (Registered)	1,342,506
26,022	Deutsche Lufthansa AG (Registered)	439,148
13,832	Deutsche Post AG (Registered)	211,105
341,070	E.ON AG	7,448,373
21,064	GEA Group AG	616,849
230,544	Infineon Technologies AG	1,957,679
8,692	K+S AG	610,002
23,606	Kloeckner & Co SE	391,494
25,633	Lanxess AG	1,594,700
6,458	Leoni AG	276,610
5,311	Linde AG	812,577
14,089	MAN SE	1,841,735
2,934	Merck KGaA	262,758
20,651	RWE AG	774,540
14,923	Salzgitter AG	924,116
30,527	SAP AG	1,664,771
15,321	Siemens AG (Registered)	1,576,042
20,733	Software AG	908,501
29,341	Suedzucker AG	1,025,976
19,510	ThyssenKrupp AG	655,106
1,625	Volkswagen AG	246,828

	Total Germany	38,496,640

	Greece — 0.4%
60,941	Alpha Bank A.E. *	196,461
60,239	National Bank of Greece SA *	266,136

6	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
101,932	OPAP SA	1,236,700
34,445	Public Power Corp SA	295,611

	Total Greece	1,994,908

	Hong Kong — 1.4%
231,900	CLP Holdings Ltd	2,144,793
137,365	Esprit Holdings Ltd	386,734
265,800	Hong Kong & China Gas	625,452
46,000	Hutchison Whampoa Ltd	441,787
715,000	Pacific Basin Shipping Ltd	348,275
221,000	Power Assets Holdings Ltd	1,710,669
158,000	SJM Holdings Ltd	364,204
55,000	Swire Pacific Ltd	735,346
175,000	Yue Yuen Industrial Holdings	483,449

	Total Hong Kong	7,240,709

	Ireland — 0.9%
44,303	C&C Group Plc	193,737
122,795	CRH Plc	2,168,479
27,738	DCC Plc	756,280
33,879	Kerry Group Plc Class A	1,312,858
3,655	Paddy Power Plc	186,239
28,048	Smurfit Kappa Group Plc *	221,547

	Total Ireland	4,839,140

	Italy — 6.1%
47,666	Benetton Group SPA	342,291
1,860,319	Enel SPA	9,073,456
530,694	ENI SPA	10,670,278
21,239	Exor SPA	507,451
62,016	Fiat SPA	384,441
95,602	Finmeccanica SPA	709,692
225,417	Intesa San Paolo	366,881
105,523	Mediaset SPA	408,211

See accompanying notes to the financial statements.	7

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
65,932	Mediobanca SPA	607,737
33,093	Pirelli & C SPA	276,855
41,959	Recordati SPA	405,698
43,434	Saipem SPA	1,946,148
250,459	Snam Rete Gas SPA	1,210,081
1,190,946	Telecom Italia SPA	1,444,463
1,553,914	Telecom Italia SPA-Di RISP	1,702,336
315,026	Terna SPA	1,143,014
1,727	Tod’s SPA	198,535

	Total Italy	31,397,568

	Japan — 24.3%
189	Advance Residence Investment Corp (REIT)	395,637
130,900	Aeon Co Ltd	1,648,663
24,400	Aisin Seiki Co Ltd	818,397
76,800	Alps Electric Co Ltd	702,322
48,000	Asahi Glass Co Ltd	472,528
104,000	Asahi Kasei Corp	694,098
75,100	Astellas Pharma Inc	2,838,119
32,200	Bridgestone Corp	718,377
14,700	Canon Inc	693,670
205,000	Cosmo Oil Co Ltd	544,510
127	CyberAgent Inc	420,403
62,300	Daiei Inc *	232,506
184,000	Daikyo Inc *	328,233
86,000	Dainippon Screen Manufacturing Co Ltd	568,046
45,100	Daito Trust Construction Co Ltd	4,181,727
31,900	Dena Co Ltd	1,663,715
20,700	Don Quijote Co Ltd	780,168
15,500	Edion Corp	135,383
34,600	Eisai Co Ltd	1,476,743
22,600	Electric Power Development Co Ltd	635,537
13,600	Fanuc Ltd	2,263,766
7,600	Fast Retailing Co Ltd	1,451,422

8	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
178,000	Fuji Electric Co Ltd	518,651
157,000	Fuji Heavy Industries Ltd	984,940
23,500	Fuji Oil Co Ltd	377,055
75,000	Hanwa Co Ltd	325,504
577,000	Hitachi Ltd	3,121,297
60,500	Honda Motor Co Ltd	1,971,393
27,200	Hosiden Corp	218,776
191	INPEX Corp	1,302,115
286,000	Isuzu Motors Ltd	1,287,467
252,000	Itochu Corp	2,719,978
368	Japan Retail Fund Investment Corp (REIT)	555,073
47,400	JFE Holdings Inc	1,101,698
20,000	JGC Corp	570,550
599,000	JX Holdings Inc	3,813,622
29,560	K’s Holdings Corp	1,302,920
486,000	Kajima Corp	1,545,131
62,000	Kamigumi Co Ltd	561,414
88,900	Kao Corp	2,361,749
229,000	Kawasaki Kisen Kaisha Ltd	591,584
480	KDDI Corp	3,600,953
246,000	Kobe Steel Ltd	460,227
88,200	Komatsu Ltd	2,352,541
13,000	Kyudenko Corp	89,575
14,100	Lawson Inc	768,822
14,000	Makita Corp	582,402
231,000	Marubeni Corp	1,464,783
267,000	Mazda Motor Corp *	575,082
44,300	Medipal Holdings Corp	409,380
180,000	Mitsubishi Heavy Industries Ltd	765,117
295,000	Mitsubishi Chemical Holdings Corp	2,076,777
34,900	Mitsubishi Corp	839,756
116,000	Mitsubishi Electric Corp	1,160,595
19,570	Mitsubishi UFJ Lease & Finance Co Ltd	793,133
45,600	Mitsui & Co Ltd	782,382

See accompanying notes to the financial statements.	9

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
329,000	Mitsui Mining & Smelting Co Ltd	997,904
198,000	Mitsui OSK Lines Ltd	838,343
597,400	Mizuho Financial Group Inc	911,837
15,900	Murata Manufacturing Co Ltd	970,444
16,100	Nagase & Co	203,481
178	Net One Systems Co Ltd	482,646
3,100	Nintendo Co Ltd	546,550
19,000	Nippon Corp	166,608
384,000	Nippon Steel Corp	1,157,861
70,800	Nippon Telegraph & Telephone Corp	3,314,915
107,000	Nippon Yusen Kabushiki Kaisha	325,204
182,300	Nissan Motor Co Ltd	1,676,325
24,000	Nisshinbo Holdings Inc	219,706
9,550	Nitori Holdings Co Ltd	979,056
20,900	Nitto Denko Corp	818,806
1,726	NTT Docomo Inc	3,146,420
186,000	Obayashi Corp	915,197
12,000	Ono Pharmaceutical Co Ltd	693,169
23,520	ORIX Corp	2,136,066
316,000	Osaka Gas Co Ltd	1,284,528
31,000	Pacific Metals Co Ltd	208,445
10,440	Point Inc	494,149
515,000	Resona Holdings Inc	2,343,933
80,100	Round One Corp	702,646
14,200	Ryohin Keikaku Co Ltd	760,627
7,600	Ryosan Co	170,997
22,700	Sankyo Co Ltd	1,165,422
19,800	Secom Co Ltd	921,552
30,500	Sega Sammy Holdings Inc	708,735
4,600	Shimamura Co Ltd	459,785
5,700	SMC Corp	903,372
20,200	SoftBank Corp	671,547
111,000	Sojitz Corp	209,014
255,700	Sumitomo Corp	3,351,386

10	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
592,000	Taiheiyo Cement Co Ltd	1,052,444
443,000	Taisei Corp	1,181,713
14,000	Taisho Pharmaceutical Co Ltd	325,476
167,700	Takeda Pharmaceutical Co Ltd	8,122,317
118,000	Teijin Ltd	455,020
112,000	Tokyo Gas Co Ltd	515,365
46,200	Tokyo Steel Manufacturing Co	438,562
165,000	Tokyo Tatemono Co Ltd	556,423
69,000	TonenGeneral Sekiyu KK	791,721
146,000	Toray Industries Inc	1,110,097
150,000	Tosoh Corp	577,734
58,800	Toyota Motor Corp	2,118,289
68,600	Toyota Tsusho Corp	1,148,204
108,500	UNY Co Ltd	979,709
6,990	USS Co Ltd	606,924
2,471	Yahoo Japan Corp	801,421
37,870	Yamada Denki Co Ltd	2,784,793
47,200	Yamaha Motor Co Ltd *	710,470
46,000	Zeon Corp	464,022

	Total Japan	125,213,792

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.0%
102,733	Aegon NV *	462,593
16,299	CSM	393,279
4,124	Heineken Holding NV	175,216
364,048	ING Groep NV *	3,158,978
56,813	Koninklijke BAM Groep NV	286,243
12,353	Koninklijke DSM NV	618,852

	Total Netherlands	5,095,161

See accompanying notes to the financial statements.	11

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.5%
113,103	Fletcher Building Ltd	753,211
742,189	Telecom Corp of New Zealand	1,606,062

	Total New Zealand	2,359,273

	Norway — 0.3%
23,130	Acergy SA *	535,966
15,844	Frontline Ltd	127,685
11,446	Statoil ASA	275,030
8,264	Yara International ASA	454,670

	Total Norway	1,393,351

	Portugal — 0.0%
9,565	Jeronimo Martins SGPS SA	178,266

	Singapore — 2.4%
271,000	CapitaCommercial Trust (REIT)	268,711
228,000	Cosco Corp	211,956
346,000	Ezra Holdings Ltd	285,890
490,000	Genting Singapore Plc *	676,936
4,598,000	Golden Agri-Resources Ltd	2,518,492
198,000	Ho Bee Investment Ltd	223,502
370,200	Jaya Holdings Ltd *	152,067
169,400	Keppel Corp Ltd	1,308,344
45,083	Oversea-Chinese Banking Corp Ltd	327,948
384,000	SembCorp Marine Ltd	1,300,296
186,000	Singapore Exchange Ltd	1,083,006
250,000	Singapore Press Holdings Ltd	788,682
932,670	Singapore Telecommunications	2,410,180
442,001	Suntec Real Estate Investment Trust (REIT)	495,492
341,067	Swiber Holdings Ltd *	158,611
38,000	Venture Corp Ltd	235,615

	Total Singapore	12,445,728

12	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Spain — 4.2%
52,107	Banco Bilbao Vizcaya Argentaria SA	472,799
298,464	Banco Popular Espanol SA	1,554,928
384,673	Banco Santander SA	3,554,268
19,186	Fomento de Construcciones y Contratas SA	498,682
122,100	Gas Natural SDG SA	2,231,836
212,581	Iberdrola SA	1,563,603
22,039	Inditex SA	1,873,002
172,906	Mapfre SA	591,779
13,989	Red Electrica de Espana	687,332
104,342	Repsol YPF SA	3,002,976
273,970	Telefonica SA	5,695,875

	Total Spain	21,727,080

	Sweden — 2.1%
18,275	Alfa Laval AB	358,747
42,420	Atlas Copco AB	852,261
81,988	Atlas Copco AB Class A	1,847,511
39,563	Ericsson LM B Shares	444,002
35,038	Hennes & Mauritz AB Class B	1,091,544
51,797	Investor AB B Shares	1,019,460
106,323	Skandinaviska Enskilda Banken AB Class A	629,130
39,128	SKF AB Class B	921,594
150,792	Swedbank AB Class A	2,073,079
7,209	Swedish Match AB	261,452
56,462	Trelleborg AB Class B	475,328
47,020	Volvo AB Class B	584,118

	Total Sweden	10,558,226

	Switzerland — 4.3%
39,932	Compagnie Financiere Richemont SA Class A	2,308,614
82,425	Nestle SA (Registered)	5,100,013
166,415	Novartis AG (Registered)	9,710,158
9,573	Roche Holding AG (Non Voting)	1,673,974
4,100	Swatch Group AG	1,865,294

See accompanying notes to the financial statements.	13

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
1,802	Swisscom AG (Registered)	807,906
1,855	Syngenta AG (Registered) *	587,215

	Total Switzerland	22,053,174

	United Kingdom — 21.1%
47,044	3i Group Plc	162,323
38,511	Aggreko Plc	1,208,777
79,832	Amlin Plc	403,328
255,800	ARM Holdings Plc	2,346,773
22,385	Associated British Foods Plc	388,688
332,858	AstraZeneca Plc	15,761,273
144,691	Aviva Plc	797,328
433,821	BAE Systems Plc	1,935,804
68,870	Balfour Beatty Plc	278,945
410,863	Barclays Plc	1,135,218
153,272	BG Group Plc	3,305,414
42,870	BHP Billiton Plc	1,459,113
423,815	BP Plc	2,766,252
51,310	British American Tobacco Plc	2,282,867
1,334,209	BT Group Plc	3,700,386
120,692	Burberry Group Plc	2,691,721
39,353	Capita Group Plc	452,498
53,236	Centrica Plc	257,945
197,295	Cobham Plc	612,598
26,105	Cookson Group Plc	222,421
13,123	Croda International Plc	383,805
33,472	Diageo Plc	672,559
147,071	Drax Group Plc	1,239,486
39,184	Experian Plc	446,610
125,029	FirstGroup Plc	743,671
25,643	Fresnillo Plc	874,064
659,239	GlaxoSmithKline Plc	14,034,787
203,695	Home Retail Group Plc	420,730
41,712	IMI Plc	603,178

14	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
92,859	Inchcape Plc	485,860
26,347	Intertek Group Plc	862,350
20,298	Kazakhmys Plc	357,624
20,171	Land Securities Group Plc (REIT)	240,961
805,633	Legal & General Group Plc	1,371,387
815,705	Lloyds Banking Group Plc *	444,938
206,704	Man Group Plc	748,647
49,343	Next Plc	1,889,491
27,139	Pearson Plc	490,530
35,724	Petrofac Ltd	791,635
80,884	Prudential Plc	814,774
213,300	Punch Taverns Plc *	33,392
23,680	Reckitt Benckiser Group Plc	1,256,107
74,581	Rio Tinto Plc	4,546,345
1,499,092	Royal Bank of Scotland Group Plc *	589,276
140,742	Royal Dutch Shell Group Class A (Amsterdam)	4,706,309
87,292	Royal Dutch Shell Plc A Shares (London)	2,920,037
222,874	Royal Dutch Shell Plc B Shares (London)	7,500,263
156,433	Sage Group Plc (The)	638,151
63,700	Scottish & Southern Energy Plc	1,341,561
21,618	Shire Plc	696,431
62,677	Smith & Nephew Plc	637,257
213,300	Spirit Pub Co PLC *	150,619
52,476	Standard Chartered Plc	1,192,129
38,079	Travis Perkins Plc	508,641
106,249	TUI Travel Plc	263,581
2,768,253	Vodafone Group Plc	7,264,604
44,654	Weir Group Plc (The)	1,392,025
253,927	William Hill Plc	928,392
51,169	Wolseley Plc	1,326,307
33,566	Xstrata Plc	582,954

	Total United Kingdom	108,561,140

	TOTAL COMMON STOCKS (COST $449,809,457)	502,754,256

See accompanying notes to the financial statements.	15

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value		Description	Value ($)

		PREFERRED STOCKS — 1.4%

		Germany — 1.4%
	1,846	Hugo Boss AG 2.94%	182,257
	44,886	Porsche Automobil Holding SE 1.10%	3,021,613
	36,657	ProSiebenSat.1 Media AG 8.27%	731,733
	21,154	Volkswagen AG 1.97%	3,516,846

		Total Germany	7,452,449

		TOTAL PREFERRED STOCKS (COST $6,268,543)	7,452,449

		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers
	2	GMO U.S. Treasury Fund	38

		TOTAL MUTUAL FUNDS (COST $38)	38

		SHORT-TERM INVESTMENTS — 2.2%

		Time Deposits — 2.2%
AUD	96,505	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.00%, due 09/01/11	103,159
CAD	9,928	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.26%, due 09/01/11	10,138
CHF	7,403	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	9,186
DKK	52,395	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/11	10,103
EUR	3,779,904	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 09/01/11	5,429,832
GBP	28,028	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.11%, due 09/01/11	45,498
HKD	598,031	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	76,810
JPY	3,252,350	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/11	42,476
NOK	161,493	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.05%, due 09/01/11	30,105
NZD	12,104	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/01/11	10,312
SEK	65,340	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.10%, due 09/01/11	10,304
EUR	555,223	Citibank (New York) Time Deposit, 0.13%, due 09/01/11	797,578
SGD	259,324	Citibank (New York) Time Deposit, 0.01%, due 09/01/11	215,332
USD	1,484,861	Citibank (New York) Time Deposit, 0.03%, due 09/01/11	1,484,861

16	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	533,358	HSBC Bank (New York) Time Deposit, 0.03%, due 09/01/11	533,358
EUR	1,736,292	JPMorgan Chase (New York) Time Deposit, 0.13%, due 09/01/11	2,494,183

		Total Time Deposits	11,303,235

		TOTAL SHORT-TERM INVESTMENTS (COST $11,303,235)	11,303,235

		TOTAL INVESTMENTS — 101.2% (Cost $467,381,273)	521,509,978
		Other Assets and Liabilities (net) — (1.2%)	(6,413,712)

		TOTAL NET ASSETS — 100.0%	$515,096,266

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

See accompanying notes to the financial statements.	17

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $467,381,235) (Note 2)	$521,509,940
Investments in affiliated issuers, at value (cost $38) (Notes 2 and 10)	38
Foreign currency, at value (cost $1,121) (Note 2)	1,123
Receivable for investments sold	195,003
Receivable for Fund shares sold	200,000
Dividends receivable	1,669,184
Foreign taxes receivable	427,811
Receivable for expenses reimbursed by Manager (Note 5)	46,463

Total assets	524,049,562

Liabilities:
Payable for Fund shares repurchased	8,400,000
Payable to affiliate for (Note 5):
Management fee	217,750
Shareholder service fee	65,325
Trustees and Trust Officers or agents unaffiliated with the Manager	480
Payable for foreign currency purchased	7,153
Miscellaneous payable	213
Accrued expenses	262,375

Total liabilities	8,953,296

Net assets	$515,096,266

Net assets consist of:
Paid-in capital	$555,472,257
Accumulated undistributed net investment income	5,292,075
Accumulated net realized loss	(99,940,129)
Net unrealized appreciation	54,272,063

$515,096,266

Net assets attributable to:
Class III shares	$515,096,266

Shares outstanding:
Class III	36,651,054

Net asset value per share:
Class III	$14.05

18	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers (net of withholding taxes of $1,406,935)	$12,596,830
Interest	13,162
Dividends from affiliated issuers (Note 10)	35

Total investment income	12,610,027

Expenses:
Management fee (Note 5)	1,456,836
Shareholder service fee – Class III (Note 5)	437,051
Custodian and fund accounting agent fees	195,040
Audit and tax fees	42,688
Transfer agent fees	13,984
Legal fees	10,304
Trustees fees and related expenses (Note 5)	4,528
Registration fees	1,748
Miscellaneous	24,521

Total expenses	2,186,700
Fees and expenses reimbursed by Manager (Note 5)	(283,360)
Expense reductions (Note 2)	(4)

Net expenses	1,903,336

Net investment income (loss)	10,706,691

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	14,622,938
Investments in affiliated issuers	(36)
Futures contracts	187,725
Foreign currency, forward contracts and foreign currency related transactions	361,615

Net realized gain (loss)	15,172,242

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(73,490,057)
Foreign currency, forward contracts and foreign currency related transactions	32,873

Net unrealized gain (loss)	(73,457,184)

Net realized and unrealized gain (loss)	(58,284,942)

Net increase (decrease) in net assets resulting from operations	$(47,578,251)

See accompanying notes to the financial statements.	19

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,706,691	$12,256,266
Net realized gain (loss)	15,172,242	5,685,931
Change in net unrealized appreciation (depreciation)	(73,457,184)	93,723,179

Net increase (decrease) in net assets from operations	(47,578,251)	111,665,376

Distributions to shareholders from:
Net investment income
Class III	(3,164,253)	(12,622,343)

Net share transactions (Note 9):
Class III	(34,036,823)	(46,345,846)

Total increase (decrease) in net assets	(84,779,327)	52,697,187

Net assets:
Beginning of period	599,875,593	547,178,406

End of period (including accumulated undistributed net investment income of $5,292,075 and distributions in excess of net investment income of $2,250,363, respectively)	$515,096,266	$599,875,593

20	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$15.41		$12.97		$9.28		$18.73		$20.76		$18.31

Income (loss) from investment operations:
Net investment income (loss)†	0.28		0.30		0.26		0.48		0.51		0.36
Net realized and unrealized gain (loss)	(1.56)		2.47		3.80		(8.92)		0.20	(a)	3.28

Total from investment operations	(1.28)		2.77		4.06		(8.44)		0.71		3.64

Less distributions to shareholders:
From net investment income	(0.08)		(0.33)		(0.37)		(0.49)		(0.57)		(0.40)
From net realized gains	—		—		—		(0.52)		(2.17)		(0.79)

Total distributions	(0.08)		(0.33)		(0.37)		(1.01)		(2.74)		(1.19)

Net asset value, end of period	$14.05		$15.41		$12.97		$9.28		$18.73		$20.76

Total Return(b)	(8.31	)%**	21.51%		43.60%		(46.71)%		2.28%		20.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$515,096		$599,876		$547,178		$414,024		$1,092,346		$1,105,264
Net expenses to average daily net assets	0.65	%(c)(d)*	0.65	%(c)(d)	0.65	%(c)	0.67	%(c)	0.69	%(c)	0.69%
Net investment income (loss) to average daily net assets	3.67	%*	2.20%		2.08%		3.09%		2.33%		1.83%
Portfolio turnover rate	19	%**	40%		49%		67%		41%		34%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.11%		0.09%		0.11%		0.09%		0.08%

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	21

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Tax-Managed International Equities Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index (after tax).

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

22

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. These investments generally will represent 15% or less of the Fund’s total assets.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of the closing of the NYSE due to time zone differences (including the value of

23

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	95.5%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments provided by an independent pricing service applied to equity securities (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) due to market events that have occurred since the local market close but prior to the time of closing of the NYSE.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

24

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Australia	$—	$18,632,289	$—	$18,632,289
Austria	—	4,836,393	—	4,836,393
Belgium	—	3,576,189	—	3,576,189
Canada	12,873,326	—	—	12,873,326
Denmark	—	3,782,362	—	3,782,362
Finland	—	3,724,993	—	3,724,993
France	1,660,210	60,114,338	—	61,774,548
Germany	1,841,735	36,654,905	—	38,496,640
Greece	—	1,994,908	—	1,994,908
Hong Kong	—	7,240,709	—	7,240,709
Ireland	—	4,839,140	—	4,839,140
Italy	—	31,397,568	—	31,397,568
Japan	—	125,213,792	—	125,213,792
Malta	—	0 *	—	0
Netherlands	—	5,095,161	—	5,095,161
New Zealand	1,606,062	753,211	—	2,359,273
Norway	—	1,393,351	—	1,393,351
Portugal	—	178,266	—	178,266
Singapore	—	12,445,728	—	12,445,728
Spain	—	21,727,080	—	21,727,080
Sweden	—	10,558,226	—	10,558,226
Switzerland	—	22,053,174	—	22,053,174
United Kingdom	150,619	108,410,521	—	108,561,140

TOTAL COMMON STOCKS	18,131,952	484,622,304	—	502,754,256

Preferred Stocks
Germany	—	7,452,449	—	7,452,449

TOTAL PREFERRED STOCKS	—	7,452,449	—	7,452,449

25

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  ASSET VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds
United States	$38	$—	$—	$38

TOTAL MUTUAL FUNDS	38	—	—	38

Short-Term Investments
Time Deposits	11,303,235	—	—	11,303,235

Total Short-Term Investments	11,303,235	—	—	11,303,235

Total Investments	29,435,225	492,074,753	—	521,509,978

Total	$29,435,225	$492,074,753	$—	$521,509,978

*	Represents the interest in securities that have no value at August 31, 2011.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

26

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

27

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(115,112,358)

Total	$(115,112,358)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$472,622,726	$79,679,342	$(30,792,090)	$48,887,252

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on

28

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Fund’s transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

29

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Liquidity Risk — Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

30

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of

31

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposures in excess of its net assets. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives

32

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to

33

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless otherwise adjusted due to the time at which foreign markets close, as described in Note 2). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

34

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance

35

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the

36

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. The Fund held no rights or warrants at the end of the period.

37

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments, at value (rights and/or warrants)	$—	$—	$—	$(85,004)	$—	$(85,004)
Futures contracts	—	—	—	187,725	—	187,725

Total	$—	$—	$—	$102,721	$—	$102,721

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts and rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2011:

		Rights
	Futures	and/or
	contracts	Warrants

Average amount outstanding	$3,704,397	$83,635

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.50% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an

38

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $4,528 and $1,980, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	<0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $110,525,948 and $132,666,007, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

39

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

8.	Principal shareholders and related parties

As of August 31, 2011, 23.82% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.67% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	230,306	$3,275,459	3,622,498	$45,310,663
Shares issued to shareholders in reinvestment of distributions	109,418	1,651,124	471,904	6,752,942
Shares repurchased	(2,617,876)	(38,963,406)	(7,368,609)	(98,409,451)

Net increase (decrease)	(2,278,152)	$(34,036,823)	(3,274,207)	$(46,345,846)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$263,025	$1,197,000	$1,459,952	$35	$—	$38

Totals	$263,025	$1,197,000	$1,459,952	$35	$—	$38

40

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

41

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

42

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

43

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

44

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.65%	$1,000.00	$916.90	$3.13
2) Hypothetical	0.65%	$1,000.00	$1,021.87	$3.30

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

45

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.7%
Mutual Funds	1.9
Short-Term Investments	0.4
Rights and Warrants	0.0	∧
Other	0.0	∧

	100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	21.4%
Pharmaceuticals, Biotechnology & Life Sciences	20.3
Food, Beverage & Tobacco	11.8
Health Care Equipment & Services	8.7
Household & Personal Products	6.4
Food & Staples Retailing	6.4
Technology Hardware & Equipment	4.8
Capital Goods	3.9
Energy	3.8
Consumer Services	2.6
Retailing	2.4
Telecommunication Services	1.7
Consumer Durables & Apparel	1.5
Insurance	0.9
Media	0.8
Materials	0.8
Commercial & Professional Services	0.6
Transportation	0.3
Diversified Financials	0.3
Semiconductors & Semiconductor Equipment	0.2
Banks	0.1
Real Estate	0.1
Automobiles & Components	0.1
Utilities	0.1

100.0%

*	Equity investments may consist of common stocks, and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.0%.

1

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%

	Automobiles & Components — 0.1%
100	BorgWarner, Inc. *	7,139
100	Harley-Davidson, Inc.	3,866

	Total Automobiles & Components	11,005

	Banks — 0.2%
1,400	CapitalSource, Inc.	8,890
300	CIT Group, Inc. *	10,371
500	West Coast Bancorp/OR *	7,400

	Total Banks	26,661

	Capital Goods — 3.9%
2,700	3M Co.	224,046
220	Caterpillar, Inc.	20,020
100	Cummins, Inc.	9,292
2,000	Danaher Corp.	91,620
200	Eaton Corp.	8,590
900	Fastenal Co.	30,132
1,400	General Electric Co.	22,834
800	General Dynamics Corp.	51,264
300	ITT Industries, Inc.	14,202
100	Joy Global, Inc.	8,345
100	L-3 Communications Holdings, Inc.	6,782
200	Northrop Grumman Corp.	10,924
100	Parker Hannifin Corp.	7,343
70	Precision Castparts Corp.	11,470
200	Primoris Services Corp.	2,300
200	Raytheon Co.	8,646
200	Rockwell Collins, Inc.	10,092
200	Tyco International Ltd.	8,316
1,300	United Technologies Corp.	96,525
110	WW Grainger, Inc.	16,951

	Total Capital Goods	659,694

2	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — 0.6%
300	Copart, Inc. *	12,912
200	Dun & Bradstreet Corp.	13,378
200	IHS, Inc.-Class A *	15,518
500	Pitney Bowes, Inc.	10,155
500	Rollins, Inc.	10,455
500	RR Donnelley & Sons Co.	7,625
300	Stericycle, Inc. *	26,313
100	Verisk Analytics, Inc.-Class A *	3,484

	Total Commercial & Professional Services	99,840

	Consumer Durables & Apparel — 1.4%
900	Coach, Inc.	50,598
40	Deckers Outdoor Corp. *	3,558
100	Fortune Brands, Inc.	5,712
100	Fossil, Inc. *	9,661
500	Johnson Outdoors, Inc.-Class A *	7,910
1,700	Nike, Inc.-Class B	147,305
200	VF Corp.	23,412

	Total Consumer Durables & Apparel	248,156

	Consumer Services — 2.6%
700	Apollo Group, Inc.-Class A *	32,777
30	Chipotle Mexican Grill, Inc. *	9,401
100	DeVry, Inc.	4,418
500	H&R Block, Inc.	7,560
100	ITT Educational Services, Inc. *	7,216
200	Las Vegas Sands Corp. *	9,314
3,800	McDonald’s Corp.	343,748
200	Weight Watchers International, Inc.	12,104
40	Wynn Resorts Ltd.	6,189
100	Yum! Brands, Inc.	5,437

	Total Consumer Services	438,164

See accompanying notes to the financial statements.	3

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — 0.3%
200	American Capital Ltd. *	1,742
200	Capital One Financial Corp.	9,210
400	Discover Financial Services	10,064
300	Leucadia National Corp.	8,889
200	Moody’s Corp.	6,166
100	Safeguard Scientifics, Inc. *	1,604
1,000	SLM Corp.	13,730

	Total Diversified Financials	51,405

	Energy — 3.7%
200	Anadarko Petroleum Corp.	14,750
100	Approach Resources, Inc. *	1,856
300	Baker Hughes, Inc.	18,333
1,130	Chevron Corp.	111,768
1,674	ConocoPhillips	113,949
2,600	Exxon Mobil Corp.	192,504
600	Halliburton Co.	26,622
10	Hess Corp.	594
100	HollyFrontier Corp.	7,176
250	Marathon Petroleum Corp.	9,265
500	Marathon Oil Corp.	13,460
500	National Oilwell Varco, Inc.	33,060
100	Oil States International, Inc. *	6,608
300	Patterson-UTI Energy, Inc.	7,332
200	Peabody Energy Corp.	9,760
100	Pioneer Natural Resources Co.	7,817
100	Rowan Cos, Inc. *	3,607
340	Schlumberger Ltd.	26,561
300	Tesoro Corp. *	7,218
500	Valero Energy Corp.	11,360
300	Williams Cos., Inc.	8,097

	Total Energy	631,697

4	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Food & Staples Retailing — 6.2%
900	Costco Wholesale Corp.	70,686
1,100	CVS Caremark Corp.	39,501
1,000	Kroger Co. (The)	23,560
300	Safeway, Inc.	5,499
2,300	Sysco Corp.	64,239
4,000	Walgreen Co.	140,840
13,500	Wal-Mart Stores, Inc.	718,335

	Total Food & Staples Retailing	1,062,660

	Food, Beverage & Tobacco — 11.5%
1,700	Altria Group, Inc.	46,223
500	Brown-Forman Corp.-Class B	35,875
100	Bunge Ltd.	6,471
900	Campbell Soup Co.	28,683
500	Coca-Cola Enterprises, Inc.	13,810
8,600	Coca-Cola Co. (The)	605,870
800	Dean Foods Co. *	6,912
850	Flowers Foods, Inc.	16,192
2,500	General Mills, Inc.	94,775
500	Hansen Natural Corp. *	42,660
1,000	Hershey Co. (The)	58,650
900	HJ Heinz Co.	47,376
1,200	Hormel Foods Corp.	33,132
200	J.M. Smucker Co. (The)	14,418
1,300	Kellogg Co.	70,616
580	Lorillard, Inc.	64,624
600	McCormick & Co., Inc. (Non Voting)	28,674
5,930	PepsiCo, Inc.	382,070
4,800	Philip Morris International, Inc.	332,736
1,000	Reynolds American, Inc.	37,570
100	Sara Lee Corp.	1,804

	Total Food, Beverage & Tobacco	1,969,141

See accompanying notes to the financial statements.	5

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — 8.5%
600	Aetna, Inc.	24,018
600	AmerisourceBergen Corp.	23,748
2,300	Baxter International, Inc.	128,754
900	Becton, Dickinson and Co.	73,242
1,200	Boston Scientific Corp. *	8,136
400	C.R. Bard, Inc.	38,104
600	Cardinal Health, Inc.	25,500
300	CareFusion Corp. *	7,683
600	Cerner Corp. *	39,576
200	Cigna Corp.	9,348
300	Coventry Health Care, Inc. *	9,864
200	Covidien PLC	10,436
500	DENTSPLY International, Inc.	17,600
500	Edwards Lifesciences Corp. *	37,725
1,500	Express Scripts, Inc. *	70,410
200	Gen-Probe, Inc. *	11,994
200	Healthspring, Inc. *	7,808
400	Henry Schein, Inc. *	26,364
300	Humana, Inc.	23,292
300	Idexx Laboratories, Inc. *	23,934
110	Intuitive Surgical, Inc. *	41,948
200	Kinetic Concepts, Inc. *	13,508
400	Laboratory Corp. of America Holdings *	33,412
300	McKesson Corp.	23,979
200	Mednax, Inc. *	13,062
4,900	Medtronic, Inc.	171,843
100	Omnicare, Inc.	2,971
500	Patterson Cos., Inc.	14,610
100	Quality Systems, Inc.	9,202
700	Quest Diagnostics, Inc.	35,049
1,600	Stryker Corp.	78,144
1,300	St Jude Medical, Inc.	59,202
4,521	UnitedHealth Group, Inc.	214,838
500	Varian Medical Systems, Inc. *	28,480

6	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
800	WellPoint, Inc.	50,640
700	Zimmer Holdings, Inc. *	39,823

	Total Health Care Equipment & Services	1,448,247

	Household & Personal Products — 6.3%
400	Avon Products, Inc.	9,024
600	Church & Dwight Co., Inc.	26,124
300	Clorox Co.	20,910
1,800	Colgate-Palmolive Co.	161,946
720	Estee Lauder Cos. (The), Inc.-Class A	70,315
600	Herbalife Ltd.	33,480
1,500	Kimberly-Clark Corp.	103,740
10,200	Procter & Gamble Co. (The)	649,536

	Total Household & Personal Products	1,075,075

	Insurance — 0.8%
100	ACE, Ltd.	6,458
100	American Financial Group, Inc.	3,328
100	American International Group, Inc. *	2,533
200	Aon Corp.	9,346
300	Arch Capital Group Ltd. *	10,104
200	Assurant, Inc.	7,034
300	Axis Capital Holdings Ltd.	8,598
100	Brown & Brown, Inc.	2,101
100	Chubb Corp.	6,189
300	CNO Financial Group, Inc. *	1,929
400	Hartford Financial Services Group, Inc. (The)	7,656
300	Kemper Corp.	7,692
100	PartnerRe Ltd.	5,699
200	Prudential Financial, Inc.	10,042
100	RenaissanceRe Holdings Ltd.	6,557
200	Symetra Financial Corp.	2,144
150	Torchmark Corp.	5,732

See accompanying notes to the financial statements.	7

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
600	Travelers Cos. (The), Inc.	30,276
300	Validus Holdings Ltd.	7,746

	Total Insurance	141,164

	Materials — 0.8%
500	Alcoa, Inc.	6,405
200	Celanese Corp.-Class A	9,402
10	CF Industries Holdings, Inc.	1,828
400	Dow Chemical Co. (The)	11,380
100	Eastman Chemical Co.	8,273
700	Ecolab, Inc.	37,520
500	Freeport-McMoRan Copper & Gold, Inc.	23,570
200	Huntsman Corp.	2,622
100	LSB Industries, Inc. *	3,995
120	Monsanto Co.	8,272
300	Sigma-Aldrich Corp.	19,317

	Total Materials	132,584

	Media — 0.8%
300	Arbitron, Inc.	11,265
100	Cablevision Systems Corp.-Class A	1,806
600	CBS Corp.-Class B (Non Voting)	15,030
200	Charter Communications, Inc.-Class A *	9,976
200	Clear Channel Outdoor Holdings, Inc.-Class A *	2,290
300	Comcast Corp.-Class A	6,453
100	DirectTV-Class A *	4,397
200	Gannett Co., Inc.	2,310
100	Liberty Global, Inc.-Class A *	4,039
100	Liberty Media Corp. Capital-Class A *	7,131
500	McGraw-Hill Cos. (The), Inc.	21,055
500	News Corp.-Class A	8,635
100	Time Warner Cable, Inc.	6,550
500	Time Warner, Inc.	15,830

8	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Media — continued
200	Viacom, Inc.-Class B	9,648
21	Washington Post Co. (The)-Class B	7,471

	Total Media	133,886

	Pharmaceuticals, Biotechnology & Life Sciences — 19.8%
6,500	Abbott Laboratories	341,315
200	Alexion Pharmaceuticals, Inc. *	11,589
1,300	Allergan, Inc.	106,353
3,700	Amgen, Inc.	204,999
650	Biogen Idec, Inc. *	61,230
6,600	Bristol-Myers Squibb Co.	196,350
200	Covance, Inc. *	9,912
6,400	Eli Lilly & Co.	240,064
700	Endo Pharmaceuticals Holdings, Inc. *	22,337
900	Enzon Pharmaceuticals, Inc. *	7,695
1,700	Forest Laboratories, Inc. *	58,208
3,400	Gilead Sciences, Inc. *	135,609
9,900	Johnson & Johnson	651,420
14,161	Merck & Co., Inc.	469,012
120	Mettler-Toledo International, Inc. *	19,112
100	Mylan, Inc. *	2,076
40,564	Pfizer, Inc.	769,905
500	Pharmaceutical Product Development, Inc.	15,740
200	Techne Corp.	14,494
400	Theravance, Inc. *	7,600
100	Thermo Fisher Scientific, Inc. *	5,493
400	Waters Corp. *	31,948

	Total Pharmaceuticals, Biotechnology & Life Sciences	3,382,461

	Real Estate — 0.1%
500	Annaly Capital Management, Inc. REIT	9,065
100	Forest City Enterprises, Inc.-Class A *	1,329
510	General Growth Properties, Inc. REIT	6,956

	Total Real Estate	17,350

See accompanying notes to the financial statements.	9

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Retailing — 2.3%
100	Abercrombie & Fitch Co.-Class A	6,361
200	Advance Auto Parts, Inc.	12,144
500	Aeropostale, Inc. *	5,590
90	Amazon.com, Inc. *	19,376
1,100	Audiovox Corp.-Class A *	7,051
400	AutoNation, Inc. *	16,152
40	AutoZone, Inc. *	12,280
500	Best Buy Co., Inc.	12,795
100	Dillard’s, Inc.-Class A	4,628
500	Dollar Tree, Inc. *	35,710
400	Family Dollar Stores, Inc.	21,356
400	GameStop Corp.-Class A *	9,572
400	Gap (The), Inc.	6,608
600	Genuine Parts Co.	33,012
300	J.C. Penney Co., Inc.	7,989
500	Liberty Media Corp.-Interactive-Class A *	7,910
200	Limited Brands, Inc.	7,548
200	Macy’s, Inc.	5,190
40	Netflix, Inc. *	9,400
100	O’Reilly Automotive, Inc. *	6,488
40	Priceline.com, Inc. *	21,491
600	RadioShack Corp.	7,806
400	Ross Stores, Inc.	30,610
200	Target Corp.	10,334
1,200	TJX Cos. (The), Inc.	65,544
200	Tractor Supply Co.	12,274

	Total Retailing	395,219

	Semiconductors & Semiconductor Equipment — 0.2%
200	Altera Corp.	7,278
1,000	ON Semiconductor Corp. *	7,270
1,100	Texas Instruments, Inc.	28,831

	Total Semiconductors & Semiconductor Equipment	43,379

10	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Software & Services — 20.9%
2,800	Accenture Plc.-Class A	150,052
1,000	Adobe Systems, Inc. *	25,240
700	Amdocs Ltd. *	19,229
400	Ansys, Inc. *	21,592
500	AOL, Inc. *	7,790
1,500	Automatic Data Processing, Inc.	75,045
800	BMC Software, Inc. *	32,488
400	Broadridge Financial Solutions, Inc.	8,328
100	CACI International, Inc.-Class A *	5,506
500	Citrix Systems, Inc. *	30,215
1,000	Cognizant Technology Solutions Corp.-Class A *	63,450
200	Computer Sciences Corp.	6,132
100	Convergys Corp. *	1,065
4,661	eBay, Inc. *	143,885
200	Factset Research Systems, Inc.	17,580
100	Fiserv, Inc. *	5,583
400	Global Payments, Inc.	18,332
1,260	Google, Inc.-Class A *	681,610
600	Informatica Corp. *	25,068
3,510	International Business Machines Corp.	603,404
1,200	Intuit, Inc. *	59,196
500	Jack Henry & Associates, Inc.	14,620
500	Lender Processing Services, Inc.	8,820
70	MasterCard, Inc.-Class A	23,080
300	Micros Systems, Inc. *	14,298
29,400	Microsoft Corp.	782,040
21,900	Oracle Corp.	614,733
1,500	Paychex, Inc.	40,470
400	Quest Software, Inc. *	6,892
500	SAIC, Inc. *	7,500
40	Salesforce.com, Inc. *	5,150
1,200	Symantec Corp. *	20,580
200	Syntel, Inc.	9,152

See accompanying notes to the financial statements.	11

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
300	TIBCO Software, Inc. *	6,714
700	Total System Services, Inc.	12,705

	Total Software & Services	3,567,544

	Technology Hardware & Equipment — 4.7%
650	Apple, Inc. *	250,139
300	Arrow Electronics, Inc. *	9,360
4,600	Cisco Systems, Inc.	72,128
1,900	Dell, Inc. *	28,244
300	FLIR Systems, Inc.	7,761
100	Harris Corp.	4,035
800	Hewlett-Packard Co.	20,824
500	Ingram Micro, Inc.-Class A *	8,920
300	Lexmark International, Inc. *	9,588
100	NCR Corp. *	1,723
7,000	Qualcomm, Inc.	360,220
200	Tech Data Corp. *	9,416
200	Viasat, Inc. *	7,100
300	Western Digital Corp. *	8,847
700	Xerox Corp.	5,810

	Total Technology Hardware & Equipment	804,115

	Telecommunication Services — 1.6%
3,863	AT&T, Inc.	110,018
600	Centurylink, Inc.	21,690
4,142	Verizon Communications, Inc.	149,816

	Total Telecommunication Services	281,524

	Transportation — 0.3%
600	CH Robinson Worldwide, Inc.	42,300
200	Expeditors International of Washington, Inc.	9,100
600	Hertz Global Holdings, Inc. *	6,720

	Total Transportation	58,120

12	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Utilities — 0.1%
400	NRG Energy, Inc. *	9,376

	TOTAL COMMON STOCKS (COST $14,415,170)	16,688,467

	MUTUAL FUNDS — 1.9%

	Affiliated Issuers — 1.9%
12,680	GMO U.S. Treasury Fund	317,121

	TOTAL MUTUAL FUNDS (COST $317,062)	317,121

	RIGHTS AND WARRANTS — 0.0%

	Insurance — 0.0%
533	American International Group, Inc., Warrants, Strike 45.00 *	3,998

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
100	Sanofi Aventis, Rights, Expires 12/31/20 *	105

	TOTAL RIGHTS AND WARRANTS (COST $9,296)	4,103

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
67,471	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	67,471

	TOTAL SHORT-TERM INVESTMENTS (COST $67,471)	67,471

	TOTAL INVESTMENTS — 100.0% (COST $14,808,999)	17,077,162
	Other Assets and Liabilities (net) — (0.0%)	(2,506)

	TOTAL NET ASSETS — 100.0%	$17,074,656

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	13

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $14,491,937) (Note 2)	$16,760,041
Investments in affiliated issuers, at value (cost $317,062) (Notes 2 and 10)	317,121
Dividends receivable	47,355
Receivable for expenses reimbursed by Manager (Note 5)	8,394

Total assets	17,132,911

Liabilities:
Payable to affiliate for (Note 5):
Management fee	4,614
Shareholder service fee	2,097
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Accrued expenses	51,524

Total liabilities	58,255

Net assets	$17,074,656

Net assets consist of:
Paid-in capital	$33,824,386
Accumulated undistributed net investment income	53,026
Accumulated net realized loss	(19,070,919)
Net unrealized appreciation	2,268,163

$17,074,656

Net assets attributable to:
Class III shares	$17,074,656

Shares outstanding:
Class III	1,458,395

Net asset value per share:
Class III	$11.71

14	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$187,702
Dividends from affiliated issuers (Note 10)	106

Total investment income	187,808

Expenses:
Management fee (Note 5)	27,531
Shareholder service fee – Class III (Note 5)	12,515
Audit and tax fees	28,888
Custodian, fund accounting agent and transfer agent fees	13,248
Registration fees	736
Legal fees	276
Trustees fees and related expenses (Note 5)	118
Miscellaneous	5,165

Total expenses	88,477
Fees and expenses reimbursed by Manager (Note 5)	(48,300)

Net expenses	40,177

Net investment income (loss)	147,631

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,291)
Investments in affiliated issuers	62
Realized gains distributions from affiliated issuers (Note 10)	15
Futures contracts	(29,819)

Net realized gain (loss)	(31,033)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(241,293)
Investments in affiliated issuers	59

Net unrealized gain (loss)	(241,234)

Net realized and unrealized gain (loss)	(272,267)

Net increase (decrease) in net assets resulting from operations	$(124,636)

See accompanying notes to the financial statements.	15

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$147,631	$274,577
Net realized gain (loss)	(31,033)	917,147
Change in net unrealized appreciation (depreciation)	(241,234)	1,130,093

Net increase (decrease) in net assets from operations	(124,636)	2,321,817

Distributions to shareholders from:
Net investment income
Class III	(141,789)	(267,753)

Net share transactions (Note 9):
Class III	1,012,064	(1,611,081)

Total increase (decrease) in net assets	745,639	442,983

Net assets:
Beginning of period	16,329,017	15,886,034

End of period (including accumulated undistributed net investment income of $53,026 and $47,184, respectively)	$17,074,656	$16,329,017

16	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.88		$10.49		$7.74		$12.21		$13.48		$12.83

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.18		0.18		0.18		0.21		0.19
Net realized and unrealized gain (loss)	(0.18)		1.39		2.75		(4.45)		(1.08)		0.64

Total from investment operations	(0.07)		1.57		2.93		(4.27)		(0.87)		0.83

Less distributions to shareholders:
From net investment income	(0.10)		(0.18)		(0.18)		(0.20)		(0.22)		(0.18)
From net realized gains	—		—		—		—		(0.18)		—

Total distributions	(0.10)		(0.18)		(0.18)		(0.20)		(0.40)		(0.18)

Net asset value, end of period	$11.71		$11.88		$10.49		$7.74		$12.21		$13.48

Total Return(a)	(0.59	)%**	15.18%		38.22%		(35.43)%		(6.78)%		6.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,075		$16,329		$15,886		$10,199		$88,686		$116,725
Net expenses to average daily net assets	0.48	%*(c)	0.48	%(b)(c)	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%
Net investment income (loss) to average daily net assets	1.77	%*	1.71%		1.86%		1.55%		1.55%		1.46%
Portfolio turnover rate	19	%**	70%		61%		66%		62%		67%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.58	%*	0.56%		0.84%		0.17%		0.12%		0.11%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Tax-Managed U.S. Equities Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 3000 Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in equity investments tied economically to the

18

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

U.S. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

19

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$16,688,467	$—	$—	$16,688,467
Mutual Funds	317,121	—	—	317,121
Rights/Warrants	—	4,103	—	4,103
Short-Term Investments	67,471	—	—	67,471

Total Investments	17,073,059	4,103	—	17,077,162

Total	$17,073,059	$4,103	$—	$17,077,162

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

20

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(7,517,802)
February 28, 2018	(11,370,066)

Total	$(18,887,868)

21

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$14,960,983	$2,273,379	$(157,200)	$2,116,179

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

22

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain

23

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk — Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

24

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

25

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which

26

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

27

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or

28

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

29

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of a corporate action. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$4,103	$—	$4,103

Total	$—	$—	$—	$4,103	$—	$4,103

30

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(29,819)	$—	$(29,819)

Total	$—	$—	$—	$(29,819)	$—	$(29,819)

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$(2,315)	$—	$(2,315)

Total	$—	$—	$—	$(2,315)	$—	$(2,315)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts and rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Futures	Rights and/or
	contracts	Warrants

Average amount outstanding	$150,313	$5,207

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.33% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940

31

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $118 and $13, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $4,046,409 and $3,100,491, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

32

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

8.	Principal shareholders and related parties

As of August 31, 2011, 90.80% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.26% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	87,649	$1,056,817	25,629	$259,479
Shares issued to shareholders in reinvestment of distributions	7,409	90,171	15,190	162,189
Shares repurchased	(11,040)	(134,924)	(181,447)	(2,032,749)

Net increase (decrease)	84,018	$1,012,064	(140,628)	$(1,611,081)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasuy Fund	$228,000	$244,000	$155,000	$106	$15	$317,121

Totals	$228,000	$244,000	$155,000	$106	$15	$317,121

11.	Subsequent event

The Board of Trustees of GMO Trust has approved the liquidation of the Fund. It is expected that the Fund will be liquidated on or about October 31, 2011.

33

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

34

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

35

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

36

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

37

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.48%	$1,000.00	$994.10	$2.41
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

38

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Investment Funds	1.4
Mutual Funds	0.6
Short-Term Investments	0.1
Swap Agreements	0.0 ^
Other	0.1

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	21.0%
Pharmaceuticals, Biotechnology & Life Sciences	18.0
Health Care Equipment & Services	9.6
Energy	8.3
Technology Hardware & Equipment	6.8
Food, Beverage & Tobacco	6.7
Food & Staples Retailing	6.5
Household & Personal Products	5.1
Capital Goods	3.3
Telecommunication Services	3.0
Retailing	2.9
Consumer Services	2.2
Insurance	1.4
Consumer Durables & Apparel	1.4
Materials	0.8
Semiconductors & Semiconductor Equipment	0.6
Commercial & Professional Services	0.5
Media	0.5
Diversified Financials	0.5
Transportation	0.4
Automobiles & Components	0.2
Real Estate	0.2
Banks	0.1

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.0%.

See accompanying notes to the financial statements.	1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Automobiles & Components — 0.1%
1,500	General Motors Co. *	36,045

	Banks — 0.1%
900	CIT Group, Inc. *	31,113

	Capital Goods — 3.3%
2,700	3M Co.	224,046
200	Alliant Techsystems, Inc.	12,694
700	Caterpillar, Inc.	63,700
2,100	Danaher Corp.	96,201
1,000	Fastenal Co.	33,480
1,400	General Dynamics Corp.	89,712
500	ITT Industries, Inc.	23,670
320	Joy Global, Inc.	26,704
400	L-3 Communications Holdings, Inc.	27,128
230	Precision Castparts Corp.	37,685
100	Rockwell Collins, Inc.	5,046
1,300	United Technologies Corp.	96,525
200	WESCO International, Inc. *	8,618
130	WW Grainger, Inc.	20,033

	Total Capital Goods	765,242

	Commercial & Professional Services — 0.5%
300	Copart, Inc. *	12,912
300	IHS, Inc.-Class A *	23,277
1,000	Pitney Bowes, Inc.	20,310
750	Rollins, Inc.	15,683
700	RR Donnelley & Sons Co.	10,675
400	Stericycle, Inc. *	35,084

	Total Commercial & Professional Services	117,941

2	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — 1.4%
1,400	Coach, Inc.	78,708
300	Fossil, Inc. *	28,983
3,100	KB Home	20,429
1,800	Nike, Inc.-Class B	155,970
300	VF Corp.	35,118

	Total Consumer Durables & Apparel	319,208

	Consumer Services — 2.1%
1,400	Apollo Group, Inc.-Class A *	65,555
300	Choice Hotels International, Inc.	9,324
1,300	H&R Block, Inc.	19,656
100	ITT Educational Services, Inc. *	7,216
100	Las Vegas Sands Corp. *	4,657
4,100	McDonald’s Corp.	370,886
400	Weight Watchers International, Inc.	24,208

	Total Consumer Services	501,502

	Diversified Financials — 0.5%
4,435	Bank of America Corp.	36,234
1,300	Discover Financial Services	32,708
500	Leucadia National Corp.	14,815
2,200	SLM Corp.	30,206

	Total Diversified Financials	113,963

	Energy — 8.1%
600	Anadarko Petroleum Corp.	44,250
50	Apache Corp.	5,154
800	Baker Hughes, Inc.	48,888
3,328	Chevron Corp.	329,172
5,651	ConocoPhillips	384,664
7,900	Exxon Mobil Corp.	584,916
1,400	Halliburton Co.	62,118
670	Hess Corp.	39,758
2,400	Marathon Oil Corp.	64,608

See accompanying notes to the financial statements.	3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
1,600	National Oilwell Varco, Inc.	105,792
326	Occidental Petroleum Corp.	28,277
1,750	Schlumberger Ltd.	136,710
1,700	Valero Energy Corp.	38,624
800	Williams Cos., Inc.	21,592

	Total Energy	1,894,523

	Food & Staples Retailing — 6.4%
900	Costco Wholesale Corp.	70,686
2,500	CVS Caremark Corp.	89,775
2,200	Kroger Co. (The)	51,832
1,200	Safeway, Inc.	21,996
1,065	Supervalu, Inc.	8,488
2,100	Sysco Corp.	58,653
5,900	Walgreen Co.	207,739
18,530	Wal-Mart Stores, Inc.	985,981

	Total Food & Staples Retailing	1,495,150

	Food, Beverage & Tobacco — 6.6%
500	Brown-Forman Corp.-Class B	35,875
1,100	Campbell Soup Co.	35,057
1,100	Coca-Cola Enterprises, Inc.	30,382
8,900	Coca-Cola Co. (The)	627,005
100	Dean Foods Co. *	864
600	Flowers Foods, Inc.	11,430
2,400	General Mills, Inc.	90,984
600	Hansen Natural Corp. *	51,192
1,000	Hershey Co. (The)	58,650
900	HJ Heinz Co.	47,376
1,200	Hormel Foods Corp.	33,132
1,400	Kellogg Co.	76,048
500	McCormick & Co., Inc. (Non Voting)	23,895
6,525	PepsiCo, Inc.	420,406

	Total Food, Beverage & Tobacco	1,542,296

4	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — 9.4%
1,700	Aetna, Inc.	68,051
1,850	Alere, Inc. *	46,195
300	AMERIGROUP Corp. *	14,841
1,500	AmerisourceBergen Corp.	59,370
2,600	Baxter International, Inc.	145,548
1,000	Becton, Dickinson and Co.	81,380
390	C.R. Bard, Inc.	37,151
1,300	Cardinal Health, Inc.	55,250
800	CareFusion Corp. *	20,488
600	Cerner Corp. *	39,576
900	Coventry Health Care, Inc. *	29,592
700	Covidien PLC	36,526
500	DENTSPLY International, Inc.	17,600
400	Edwards Lifesciences Corp. *	30,180
2,200	Express Scripts, Inc. *	103,268
200	Gen-Probe, Inc. *	11,994
300	Henry Schein, Inc. *	19,773
1,000	Humana, Inc.	77,640
300	Idexx Laboratories, Inc. *	23,934
130	Intuitive Surgical, Inc. *	49,575
400	Kinetic Concepts, Inc. *	27,016
500	Laboratory Corp. of America Holdings *	41,765
1,406	Lincare Holdings, Inc.	30,271
700	McKesson Corp.	55,951
200	Mednax, Inc. *	13,062
6,000	Medtronic, Inc.	210,420
500	Patterson Cos., Inc.	14,610
800	Quest Diagnostics, Inc.	40,056
600	ResMed, Inc. *	18,582
300	STERIS Corp.	9,654
1,400	Stryker Corp.	68,376
1,500	St Jude Medical, Inc.	68,310
1,546	Triple-S Management Corp.-Class B *	26,359
7,776	UnitedHealth Group, Inc.	369,516

See accompanying notes to the financial statements.	5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
500	Varian Medical Systems, Inc. *	28,480
2,100	WellPoint, Inc.	132,930
1,500	Zimmer Holdings, Inc. *	85,335

	Total Health Care Equipment & Services	2,208,625

	Household & Personal Products — 5.0%
1,100	Avon Products, Inc.	24,816
600	Church & Dwight Co., Inc.	26,124
500	Clorox Co.	34,850
1,900	Colgate-Palmolive Co.	170,943
810	Estee Lauder Cos. (The), Inc.-Class A	79,104
1,000	Herbalife Ltd.	55,800
1,500	Kimberly-Clark Corp.	103,740
10,648	Procter & Gamble Co. (The)	678,065

	Total Household & Personal Products	1,173,442

	Insurance — 1.4%
300	Allied World Assurance Co Holdings Ltd.	15,570
1,000	American International Group, Inc. *	25,330
500	Aon Corp.	23,365
570	Arch Capital Group Ltd. *	19,198
900	Assurant, Inc.	31,653
100	Endurance Specialty Holdings Ltd.	3,616
900	Hartford Financial Services Group, Inc. (The)	17,226
400	Protective Life Corp.	7,596
600	Prudential Financial, Inc.	30,126
200	RenaissanceRe Holdings Ltd.	13,114
300	Transatlantic Holdings, Inc.	15,189
2,000	Travelers Cos. (The), Inc.	100,920
700	Validus Holdings Ltd.	18,074

	Total Insurance	320,977

6	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Materials — 0.7%
1,700	Alcoa, Inc.	21,777
50	Eastman Chemical Co.	4,137
900	Ecolab, Inc.	48,240
1,700	Freeport-McMoRan Copper & Gold, Inc.	80,138
300	Sigma-Aldrich Corp.	19,317

	Total Materials	173,609

	Media — 0.5%
1,400	CBS Corp.-Class B (Non Voting)	35,070
500	Charter Communications, Inc.-Class A *	24,940
1,000	Gannett Co., Inc.	11,550
1,100	McGraw-Hill Cos. (The), Inc.	46,321

	Total Media	117,881

	Pharmaceuticals, Biotechnology & Life Sciences — 17.6%
7,300	Abbott Laboratories	383,323
1,200	Allergan, Inc.	98,172
4,600	Amgen, Inc.	254,863
1,120	Biogen Idec, Inc. *	105,504
6,200	Bristol-Myers Squibb Co.	184,450
200	Cephalon, Inc. *	16,128
8,900	Eli Lilly & Co.	333,839
1,200	Endo Pharmaceuticals Holdings, Inc. *	38,292
2,300	Forest Laboratories, Inc. *	78,752
3,300	Gilead Sciences, Inc. *	131,621
9,820	Johnson & Johnson	646,156
19,076	Merck & Co., Inc.	631,797
190	Mettler-Toledo International, Inc. *	30,261
57,386	Pfizer, Inc.	1,089,186
400	Pharmaceutical Product Development, Inc.	12,592
200	Techne Corp.	14,494
2,900	Warner Chilcott Plc.-Class A	49,474
400	Waters Corp. *	31,948

	Total Pharmaceuticals, Biotechnology & Life Sciences	4,130,852

See accompanying notes to the financial statements.	7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 0.1%
1,800	Annaly Capital Management, Inc. REIT	32,634

	Retailing — 2.8%
200	Abercrombie & Fitch Co.-Class A	12,722
700	Advance Auto Parts, Inc.	42,504
400	Aeropostale, Inc. *	4,472
700	AutoNation, Inc. *	28,266
150	AutoZone, Inc. *	46,050
1,900	Best Buy Co., Inc.	48,621
700	Dollar Tree, Inc. *	49,994
400	Family Dollar Stores, Inc.	21,356
1,000	GameStop Corp.-Class A *	23,930
800	Genuine Parts Co.	44,016
1,000	J.C. Penney Co., Inc.	26,630
1,600	Liberty Media Corp.-Interactive-Class A *	25,312
2,400	Lowe’s Cos., Inc.	47,832
110	Priceline.com, Inc. *	59,099
600	Ross Stores, Inc.	45,915
1,200	Target Corp.	62,004
1,400	TJX Cos. (The), Inc.	76,468

	Total Retailing	665,191

	Semiconductors & Semiconductor Equipment — 0.6%
2,400	ON Semiconductor Corp. *	17,448
4,500	Texas Instruments, Inc.	117,945

	Total Semiconductors & Semiconductor Equipment	135,393

	Software & Services — 20.6%
3,800	Accenture Plc.-Class A	203,642
800	Adobe Systems, Inc. *	20,192
1,100	Amdocs Ltd. *	30,217
400	Ansys, Inc. *	21,592
100	AOL, Inc. *	1,558
1,500	Automatic Data Processing, Inc.	75,045

8	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
800	BMC Software, Inc. *	32,488
500	Broadridge Financial Solutions, Inc.	10,410
500	Citrix Systems, Inc. *	30,215
1,400	Cognizant Technology Solutions Corp.-Class A *	88,830
500	Computer Sciences Corp.	15,330
5,800	eBay, Inc. *	179,046
300	Factset Research Systems, Inc.	26,370
300	Fiserv, Inc. *	16,749
500	Global Payments, Inc.	22,915
1,510	Google, Inc.-Class A *	816,850
600	Informatica Corp. *	25,068
4,312	International Business Machines Corp.	741,276
1,400	Intuit, Inc. *	69,062
400	Jack Henry & Associates, Inc.	11,696
310	MasterCard, Inc.-Class A	102,210
500	Micros Systems, Inc. *	23,830
45,836	Microsoft Corp.	1,219,238
31,800	Oracle Corp.	892,626
1,300	Paychex, Inc.	35,074
800	Quest Software, Inc. *	13,784
3,400	Symantec Corp. *	58,310
500	TIBCO Software, Inc. *	11,190
900	Total System Services, Inc.	16,335
300	VeriFone Systems, Inc. *	10,566

	Total Software & Services	4,821,714

	Technology Hardware & Equipment — 6.7%
400	ADTRAN, Inc.	12,424
1,220	Apple, Inc. *	469,492
600	Arrow Electronics, Inc. *	18,720
10,150	Cisco Systems, Inc.	159,152
4,980	Dell, Inc. *	74,028
500	Dolby Laboratories, Inc.-Class A *	16,800
8,600	Hewlett-Packard Co.	223,858

See accompanying notes to the financial statements.	9

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
1,200	Ingram Micro, Inc.-Class A *	21,408
100	NCR Corp. *	1,723
9,632	Qualcomm, Inc.	495,663
2,700	Seagate Technology Plc	31,266
300	Tech Data Corp. *	14,124
1,000	Western Digital Corp. *	29,490

	Total Technology Hardware & Equipment	1,568,148

	Telecommunication Services — 2.9%
8,300	AT&T, Inc.	236,384
1,500	Centurylink, Inc.	54,225
7,500	Sprint Nextel Corp. *	28,200
10,184	Verizon Communications, Inc.	368,354

	Total Telecommunication Services	687,163

	Transportation — 0.4%
800	CH Robinson Worldwide, Inc.	56,400
600	Expeditors International of Washington, Inc.	27,300

	Total Transportation	83,700

	TOTAL COMMON STOCKS (COST $21,197,437)	22,936,312

	INVESTMENT FUNDS — 1.4%
2,804	SPDR S&P 500 ETF Trust (a)	342,256

	TOTAL INVESTMENT FUNDS (COST $356,251)	342,256

	MUTUAL FUNDS — 0.6%

	Affiliated Issuers — 0.6%
5,280	GMO U.S. Treasury Fund	132,053

	TOTAL MUTUAL FUNDS (COST $132,053)	132,053

10	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
17,347	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(b)	17,347

	TOTAL SHORT-TERM INVESTMENTS (COST $17,347)	17,347

	TOTAL INVESTMENTS — 99.9% (Cost $21,703,088)	23,427,968
	Other Assets and Liabilities (net) — 0.1%	26,425

	TOTAL NET ASSETS — 100.0%	$23,454,393

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Swap Agreements

Total Return Swaps

Net Unrealized
Notional		Expiration				Appreciation/
Amount		Date	Counterparty	Fund Receives	Fund (Pays)/Receives	(Depreciation)

35,734	USD	1/19/2012	Deutsche Bank AG	18% of notional amount	Return on Sears Holding Corp.	$5,116

$5,116

Premiums to (Pay) Receive						$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	11

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard and Poor’s Depositary Receipt

*	Non-income producing security.
(a)	Represents an investment to equitize cash. The SPDR S&P 500 ETF Trust is a unit investment trust that issues securities called “Trust Units” or “Units” that represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor’s 500 Composite Stock Price Index®. The SPDR S&P 500 ETF Trust prospectus states that the Trust intends to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index.
(b)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

Currency Abbreviations:

USD - United States Dollar

12	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $21,571,035) (Note 2)	$23,295,915
Investments in affiliated issuers, at value (cost $132,053) (Notes 2 and 10)	132,053
Receivable for investments sold	11,463
Dividends receivable	67,566
Receivable for open swap contracts (Note 4)	5,116
Receivable for expenses reimbursed by Manager (Note 5)	9,999

Total assets	23,522,112

Liabilities:
Payable for investments purchased	2,342
Payable to affiliate for (Note 5):
Management fee	6,351
Shareholder service fee	2,886
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Accrued expenses	56,120

Total liabilities	67,719

Net assets	$23,454,393

Net assets consist of:
Paid-in capital	$31,358,471
Accumulated undistributed net investment income	94,549
Accumulated net realized loss	(9,728,623)
Net unrealized appreciation	1,729,996

$23,454,393

Net assets attributable to:
Class III shares	$23,454,393

Shares outstanding:
Class III	2,294,407

Net asset value per share:
Class III	$10.22

See accompanying notes to the financial statements.	13

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$273,694
Dividends from affiliated issuers (Note 10)	62
Interest	17

Total investment income	273,773

Expenses:
Management fee (Note 5)	40,670
Shareholder service fee – Class III (Note 5)	18,487
Audit and tax fees	32,660
Custodian, fund accounting agent and transfer agent fees	15,824
Registration fees	1,299
Legal fees	368
Trustees fees and related expenses (Note 5)	132
Miscellaneous	5,258

Total expenses	114,698
Fees and expenses reimbursed by Manager (Note 5)	(55,395)

Net expenses	59,303

Net investment income (loss)	214,470

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	911,821
Investments in affiliated issuers	80
Realized gains distributions from affiliated issuers (Note 10)	4
Swap contracts	(25,925)

Net realized gain (loss)	885,980

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,593,835)
Swap contracts	13,273

Net unrealized gain (loss)	(1,580,562)

Net realized and unrealized gain (loss)	(694,582)

Net increase (decrease) in net assets resulting from operations	$(480,112)

14	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$214,470	$365,272
Net realized gain (loss)	885,980	692,094
Change in net unrealized appreciation (depreciation)	(1,580,562)	2,445,994

Net increase (decrease) in net assets from operations	(480,112)	3,503,360

Distributions to shareholders from:
Net investment income
Class III	(231,712)	(338,225)

Net share transactions (Note 9):
Class III	(937,060)	314,529

Total increase (decrease) in net assets	(1,648,884)	3,479,664

Net assets:
Beginning of period	25,103,277	21,623,613

End of period (including accumulated undistributed net investment income of $94,549 and $111,791, respectively)	$23,454,393	$25,103,277

See accompanying notes to the financial statements.	15

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.55		$9.22		$6.54		$10.03		$12.88		$12.45

Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.15		0.13		0.15		0.19		0.18
Net realized and unrealized gain (loss)	(0.32)		1.32		2.70		(3.50)		(0.96	)(a)	0.54

Total from investment operations	(0.23)		1.47		2.83		(3.35)		(0.77)		0.72

Less distributions to shareholders:
From net investment income	(0.10)		(0.14)		(0.15)		(0.14)		(0.22)		(0.23)
From net realized gains	—		—		—		—		(1.86)		(0.06)

Total distributions	(0.10)		(0.14)		(0.15)		(0.14)		(2.08)		(0.29)

Net asset value, end of period	$10.22		$10.55		$9.22		$6.54		$10.03		$12.88

Total Return(b)	(2.24	)%**	16.17%		43.63%		(33.76)%		(7.30)%		5.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,454		$25,103		$21,624		$16,849		$45,197		$188,133
Net expenses to average daily net assets	0.48	%(c)*	0.48	%(c)	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.48%
Net investment income (loss) to average daily net assets	1.74	%*	1.62%		1.63%		1.67%		1.52%		1.46%
Portfolio turnover rate	25	%**	87%		60%		65%		74%		73%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.45	%*	0.53%		0.39%		0.39%		0.08%		0.06%

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO Tobacco-Free Core Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing primarily in U.S. equities or groups of U.S. equities that the Manager believes will provide higher returns than the S&P 500 Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies. For these purposes, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “tobacco-free companies” refers to companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.

17

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The

18

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$22,936,312	$—	$—	$22,936,312
Investment Funds	342,256	—	—	342,256
Mutual Funds	132,053	—	—	132,053
Short-Term Investments	17,347	—	—	17,347

Total Investments	23,427,968	—	—	23,427,968

Derivatives*
Swap Agreements Equity Risk	—	5,116	—	5,116

Total	$23,427,968	$5,116	$—	$23,433,084

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

19

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

20

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(5,892,437)
February 28, 2018	(3,874,200)

Total	$(9,766,637)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$22,470,751	$1,687,397	$(730,180)	$957,217

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the

21

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

22

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

23

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

24

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which

25

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

26

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or

27

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

28

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used total return swap agreements to achieve returns comparable to holding and lending a direct equity position. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on swap agreements	$—	$—	$—	$5,116	$—	$5,116

Total	$—	$—	$—	$5,116	$—	$5,116

29

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Swap agreements	$—	$—	$—	$(25,925)	$—	$(25,925)

Total	$—	$—	$—	$(25,925)	$—	$(25,925)

Change in Unrealized Appreciation (Depreciation) on:
Swap agreements	$—	$—	$—	$13,273	$—	$13,273

Total	$—	$—	$—	$13,273	$—	$13,273

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011:

Swap
agreements

Average amount outstanding	$58,162

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.33% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any

30

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $132 and $14, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $6,251,448 and $7,149,529, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

31

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

8.	Principal shareholders and related parties

As of August 31, 2011, 89.16% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	215	$2,363	896	$9,135
Shares issued to shareholders in reinvestment of distributions	19,906	214,077	32,483	306,743
Shares repurchased	(105,161)	(1,153,500)	(135)	(1,349)

Net increase (decrease)	(85,040)	$(937,060)	33,244	$314,529

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO U.S. Treasury Fund	$436,973	$313,000	$618,000	$62	$4	$132,053

Totals	$436,973	$313,000	$618,000	$62	$4	$132,053

11.	Subsequent event

The Board of Trustees of GMO Trust has approved the liquidation of the Fund. It is expected that the Fund will be liquidated on or about December 31, 2011.

32

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

33

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

34

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

35

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.48%	$1,000.00	$977.60	$2.39
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

37

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.3%
Investment Funds	1.2
Mutual Funds	1.1
Short-Term Investments	0.1
Swap Agreements	0.0 ∧
Other	0.3

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	20.6%
Pharmaceuticals, Biotechnology & Life Sciences	17.7
Food, Beverage & Tobacco	9.7
Health Care Equipment & Services	9.0
Energy	8.1
Technology Hardware & Equipment	6.7
Food & Staples Retailing	6.4
Household & Personal Products	5.0
Capital Goods	3.2
Telecommunication Services	3.0
Retailing	2.6
Consumer Services	2.0
Consumer Durables & Apparel	1.3
Insurance	1.2
Materials	0.9
Semiconductors & Semiconductor Equipment	0.6
Media	0.5
Diversified Financials	0.4
Commercial & Professional Services	0.4
Transportation	0.3
Automobiles & Components	0.2
Banks	0.1
Real Estate	0.1

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.00%.

1

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%

	Automobiles & Components — 0.2%
91,000	General Motors Co. *	2,186,730

	Banks — 0.1%
43,600	CIT Group, Inc. *	1,507,252
575	Valley National Bancorp	6,837

	Total Banks	1,514,089

	Capital Goods — 3.1%
158,300	3M Co.	13,135,734
4,500	Alliant Techsystems, Inc.	285,615
41,900	Caterpillar, Inc.	3,812,900
111,500	Danaher Corp.	5,107,815
54,800	Fastenal Co.	1,834,704
81,500	General Dynamics Corp.	5,222,520
31,000	ITT Industries, Inc.	1,467,540
19,020	Joy Global, Inc.	1,587,219
23,100	L-3 Communications Holdings, Inc.	1,566,642
14,320	Precision Castparts Corp.	2,346,332
74,700	United Technologies Corp.	5,546,475
2,800	WESCO International, Inc. *	120,652
8,310	WW Grainger, Inc.	1,280,571

	Total Capital Goods	43,314,719

	Commercial & Professional Services — 0.4%
15,100	Copart, Inc. *	649,904
14,700	IHS, Inc.-Class A *	1,140,573
49,400	Pitney Bowes, Inc.	1,003,314
35,500	Rollins, Inc.	742,305
45,700	RR Donnelley & Sons Co.	696,925
19,600	Stericycle, Inc. *	1,719,116

	Total Commercial & Professional Services	5,952,137

2	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — 1.3%
80,000	Coach, Inc.	4,497,600
18,610	Fossil, Inc. *	1,797,912
183,500	KB Home	1,209,265
101,800	Nike, Inc.-Class B	8,820,970
18,330	VF Corp.	2,145,710

	Total Consumer Durables & Apparel	18,471,457

	Consumer Services — 2.0%
77,500	Apollo Group, Inc.-Class A *	3,628,937
4,600	Choice Hotels International, Inc.	142,968
81,200	H&R Block, Inc.	1,227,744
242,400	McDonald’s Corp.	21,927,504
18,600	Weight Watchers International, Inc.	1,125,672

	Total Consumer Services	28,052,825

	Diversified Financials — 0.4%
212,554	Bank of America Corp.	1,736,566
67,600	Discover Financial Services	1,700,816
29,300	Leucadia National Corp.	868,159
125,200	SLM Corp.	1,718,996

	Total Diversified Financials	6,024,537

	Energy — 7.8%
32,000	Anadarko Petroleum Corp.	2,360,000
2,490	Apache Corp.	256,644
48,300	Baker Hughes, Inc.	2,951,613
197,475	Chevron Corp.	19,532,252
334,368	ConocoPhillips	22,760,430
470,500	Exxon Mobil Corp.	34,835,820
80,800	Halliburton Co.	3,585,096
34,740	Hess Corp.	2,061,472
128,400	Marathon Oil Corp.	3,456,528
90,700	National Oilwell Varco, Inc.	5,997,084
17,598	Occidental Petroleum Corp.	1,526,451

See accompanying notes to the financial statements.	3

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
99,110	Schlumberger Ltd.	7,742,473
99,800	Valero Energy Corp.	2,267,456
48,900	Williams Cos., Inc.	1,319,811

	Total Energy	110,653,130

	Food & Staples Retailing — 6.2%
53,900	Costco Wholesale Corp.	4,233,306
149,900	CVS Caremark Corp.	5,382,909
135,600	Kroger Co. (The)	3,194,736
56,800	Safeway, Inc.	1,041,144
16,225	Supervalu, Inc.	129,313
128,900	Sysco Corp.	3,600,177
347,000	Walgreen Co.	12,217,870
1,093,745	Wal–Mart Stores, Inc.	58,198,172

	Total Food & Staples Retailing	87,997,627

	Food, Beverage & Tobacco — 9.5%
138,700	Altria Group, Inc.	3,771,253
31,600	Brown-Forman Corp.-Class B	2,267,300
63,200	Campbell Soup Co.	2,014,184
48,200	Coca-Cola Enterprises, Inc.	1,331,284
531,800	Coca-Cola Co. (The)	37,465,310
12,700	Dean Foods Co. *	109,728
32,250	Flowers Foods, Inc.	614,362
138,800	General Mills, Inc.	5,261,908
34,200	Hansen Natural Corp. *	2,917,944
49,800	Hershey Co. (The)	2,920,770
50,100	HJ Heinz Co.	2,637,264
64,100	Hormel Foods Corp.	1,769,801
75,900	Kellogg Co.	4,122,888
34,880	Lorillard, Inc.	3,886,330
29,200	McCormick & Co., Inc. (Non Voting)	1,395,468
384,575	PepsiCo, Inc.	24,778,167

4	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
453,637	Philip Morris International, Inc.	31,446,117
125,200	Reynolds American, Inc.	4,703,764

	Total Food, Beverage & Tobacco	133,413,842

	Health Care Equipment & Services — 8.8%
102,000	Aetna, Inc.	4,083,060
98,900	Alere, Inc. *	2,469,533
9,800	AMERIGROUP Corp. *	484,806
81,500	AmerisourceBergen Corp.	3,225,770
148,300	Baxter International, Inc.	8,301,834
53,200	Becton, Dickinson and Co.	4,329,416
20,270	C.R. Bard, Inc.	1,930,920
77,300	Cardinal Health, Inc.	3,285,250
34,100	CareFusion Corp. *	873,301
37,280	Cerner Corp. *	2,458,989
53,000	Coventry Health Care, Inc. *	1,742,640
39,000	Covidien PLC	2,035,020
28,000	DENTSPLY International, Inc.	985,600
22,460	Edwards Lifesciences Corp. *	1,694,607
129,750	Express Scripts, Inc. *	6,090,465
10,500	Gen-Probe, Inc. *	629,685
17,600	Henry Schein, Inc. *	1,160,016
51,000	Humana, Inc.	3,959,640
15,300	Idexx Laboratories, Inc. *	1,220,634
6,320	Intuitive Surgical, Inc. *	2,410,132
26,200	Kinetic Concepts, Inc. *	1,769,548
28,900	Laboratory Corp. of America Holdings *	2,414,017
71,363	Lincare Holdings, Inc.	1,536,445
39,400	McKesson Corp.	3,149,242
11,800	Mednax, Inc. *	770,658
351,400	Medtronic, Inc.	12,323,598
23,300	Patterson Cos., Inc.	680,826
37,900	Quest Diagnostics, Inc.	1,897,653
29,100	ResMed, Inc. *	901,227

See accompanying notes to the financial statements.	5

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
5,200	STERIS Corp.	167,336
81,800	Stryker Corp.	3,995,112
75,500	St Jude Medical, Inc.	3,438,270
81,532	Triple-S Management Corp.-Class B *	1,390,121
467,474	UnitedHealth Group, Inc.	22,214,365
23,100	Varian Medical Systems, Inc. *	1,315,776
121,800	WellPoint, Inc.	7,709,940
83,325	Zimmer Holdings, Inc. *	4,740,359

	Total Health Care Equipment & Services	123,785,811

	Household & Personal Products — 4.8%
57,400	Avon Products, Inc.	1,294,944
31,600	Church & Dwight Co., Inc.	1,375,864
31,073	Clorox Co.	2,165,788
109,600	Colgate–Palmolive Co.	9,860,712
47,440	Estee Lauder Cos. (The), Inc.-Class A	4,632,990
50,000	Herbalife Ltd.	2,790,000
87,800	Kimberly–Clark Corp.	6,072,248
629,200	Procter & Gamble Co. (The)	40,067,456

	Total Household & Personal Products	68,260,002

	Insurance — 1.2%
8,300	Allied World Assurance Co Holdings Ltd.	430,770
68,700	American International Group, Inc. *	1,740,171
28,400	Aon Corp.	1,327,132
28,140	Arch Capital Group Ltd. *	947,755
49,700	Assurant, Inc.	1,747,948
7,300	Endurance Specialty Holdings Ltd.	263,968
57,100	Hartford Financial Services Group, Inc. (The)	1,092,894
6,300	Protective Life Corp.	119,637
34,000	Prudential Financial, Inc.	1,707,140
10,600	RenaissanceRe Holdings Ltd.	695,042
12,800	Transatlantic Holdings, Inc.	648,064

6	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
110,200	Travelers Cos. (The), Inc.	5,560,692
29,000	Validus Holdings Ltd.	748,780

	Total Insurance	17,029,993

	Materials — 0.8%
99,400	Alcoa, Inc.	1,273,314
44,000	Ecolab, Inc.	2,358,400
95,800	Freeport–McMoRan Copper & Gold, Inc.	4,516,012
37,881	Schweitzer-Mauduit International, Inc.	2,272,102
18,600	Sigma–Aldrich Corp.	1,197,654

	Total Materials	11,617,482

	Media — 0.5%
86,100	CBS Corp.-Class B (Non Voting)	2,156,805
30,400	Charter Communications, Inc.-Class A *	1,516,352
61,800	Gannett Co., Inc.	713,790
55,000	McGraw-Hill Cos. (The), Inc.	2,316,050

	Total Media	6,702,997

	Pharmaceuticals, Biotechnology & Life Sciences — 17.3%
437,800	Abbott Laboratories	22,988,878
69,200	Allergan, Inc.	5,661,252
273,200	Amgen, Inc.	15,136,646
61,550	Biogen Idec, Inc. *	5,798,010
371,200	Bristol–Myers Squibb Co.	11,043,200
13,000	Cephalon, Inc. *	1,048,320
527,100	Eli Lilly & Co.	19,771,521
60,700	Endo Pharmaceuticals Holdings, Inc. *	1,936,937
138,200	Forest Laboratories, Inc. *	4,731,968
195,500	Gilead Sciences, Inc. *	7,797,518
585,700	Johnson & Johnson	38,539,060
1,118,662	Merck & Co., Inc.	37,050,085
9,240	Mettler-Toledo International, Inc. *	1,471,655
3,432,936	Pfizer, Inc.	65,157,125

See accompanying notes to the financial statements.	7

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
21,800	Pharmaceutical Product Development, Inc.	686,264
7,800	Techne Corp.	565,266
158,800	Warner Chilcott Plc.-Class A	2,709,128
18,100	Waters Corp. *	1,445,647

	Total Pharmaceuticals, Biotechnology & Life Sciences	243,538,480

	Real Estate — 0.1%
83,100	Annaly Capital Management, Inc. REIT	1,506,603

	Retailing — 2.5%
11,800	Abercrombie & Fitch Co.-Class A	750,598
32,400	Advance Auto Parts, Inc.	1,967,328
9,200	Aeropostale, Inc. *	102,856
39,000	AutoNation, Inc. *	1,574,820
7,854	AutoZone, Inc. *	2,411,178
98,400	Best Buy Co., Inc.	2,518,056
35,500	Dollar Tree, Inc. *	2,535,410
24,300	Family Dollar Stores, Inc.	1,297,377
36,400	GameStop Corp.-Class A *	871,052
37,400	Genuine Parts Co.	2,057,748
53,500	J.C. Penney Co., Inc.	1,424,705
92,000	Liberty Media Corp.-Interactive-Class A *	1,455,440
141,600	Lowe’s Cos., Inc.	2,822,088
5,610	Priceline.com, Inc. *	3,014,029
35,200	Ross Stores, Inc.	2,693,680
70,500	Target Corp.	3,642,735
85,000	TJX Cos. (The), Inc.	4,642,700

	Total Retailing	35,781,800

	Semiconductors & Semiconductor Equipment — 0.5%
81,500	ON Semiconductor Corp. *	592,505
266,900	Texas Instruments, Inc.	6,995,449

	Total Semiconductors & Semiconductor Equipment	7,587,954

8	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Software & Services — 20.1%
222,400	Accenture Plc.-Class A	11,918,416
51,900	Adobe Systems, Inc. *	1,309,956
56,400	Amdocs Ltd. *	1,549,308
15,400	Ansys, Inc. *	831,292
8,100	AOL, Inc. *	126,198
89,700	Automatic Data Processing, Inc.	4,487,691
49,200	BMC Software, Inc. *	1,998,012
34,700	Broadridge Financial Solutions, Inc.	722,454
31,900	Citrix Systems, Inc. *	1,927,717
76,300	Cognizant Technology Solutions Corp.-Class A *	4,841,235
27,400	Computer Sciences Corp.	840,084
346,000	eBay, Inc. *	10,681,020
13,900	Factset Research Systems, Inc.	1,221,810
18,100	Fiserv, Inc. *	1,010,523
20,700	Global Payments, Inc.	948,681
90,000	Google, Inc.-Class A *	48,686,400
36,500	Informatica Corp. *	1,524,970
257,944	International Business Machines Corp.	44,343,153
78,100	Intuit, Inc. *	3,852,673
23,300	Jack Henry & Associates, Inc.	681,292
16,950	MasterCard, Inc.-Class A	5,588,585
19,100	Micros Systems, Inc. *	910,306
2,719,657	Microsoft Corp.	72,342,876
1,900,630	Oracle Corp.	53,350,684
80,000	Paychex, Inc.	2,158,400
20,600	Quest Software, Inc. *	354,938
178,100	Symantec Corp. *	3,054,415
32,200	TIBCO Software, Inc. *	720,636
38,500	Total System Services, Inc.	698,775
17,100	VeriFone Systems, Inc. *	602,262

	Total Software & Services	283,284,762

See accompanying notes to the financial statements.	9

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — 6.5%
4,200	ADTRAN, Inc.	130,452
73,140	Apple, Inc. *	28,146,466
30,200	Arrow Electronics, Inc. *	942,240
603,734	Cisco Systems, Inc.	9,466,549
275,306	Dell, Inc. *	4,092,424
23,500	Dolby Laboratories, Inc.-Class A *	789,600
518,700	Hewlett-Packard Co.	13,501,761
65,300	Ingram Micro, Inc.-Class A *	1,164,952
573,500	Qualcomm, Inc.	29,512,310
137,200	Seagate Technology Plc	1,588,776
7,200	Tech Data Corp. *	338,976
61,600	Western Digital Corp. *	1,816,584

	Total Technology Hardware & Equipment	91,491,090

	Telecommunication Services — 2.9%
491,400	AT&T, Inc.	13,995,072
76,300	Centurylink, Inc.	2,758,245
470,600	Sprint Nextel Corp. *	1,769,456
607,922	Verizon Communications, Inc.	21,988,539

	Total Telecommunication Services	40,511,312

	Transportation — 0.3%
41,000	CH Robinson Worldwide, Inc.	2,890,500
28,300	Expeditors International of Washington, Inc.	1,287,651

	Total Transportation	4,178,151

	TOTAL COMMON STOCKS (COST $1,265,174,988)	1,372,857,530

	INVESTMENT FUNDS — 1.2%
133,060	SPDR S&P 500 ETF Trust (a)	16,241,303

	TOTAL INVESTMENT FUNDS (COST $16,962,601)	16,241,303

10	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%
618,874	GMO U.S. Treasury Fund	15,478,032

	TOTAL MUTUAL FUNDS (COST $15,478,032)	15,478,032

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
2,097,161	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(b)	2,097,161

	TOTAL SHORT-TERM INVESTMENTS (COST $2,097,161)	2,097,161

	TOTAL INVESTMENTS — 99.7% (Cost $1,299,712,782)	1,406,674,026
	Other Assets and Liabilities (net) — 0.3%	4,873,729

	TOTAL NET ASSETS — 100.0%	$1,411,547,755

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Swap Agreements

Total Return Swaps

Net Unrealized
Notional		Expiration			Fund	Appreciation/
Amount		Date	Counterparty	Fund Receives	(Pays)/Receives	(Depreciation)

2,204,998	USD	1/19/2012	Deutsche Bank AG	18% of notional amount	Return on Sears Holding Corp.	$315,704

Premiums to (Pay) Receive						$—

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	11

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited

Notes to Schedule of Investments:

ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard and Poor’s Depositary Receipt

*	Non-income producing security.
(a)	Represents an investment to equitize cash. The SPDR S&P 500 ETF Trust is a unit investment trust that issues securities called “Trust Units” or “Units” that represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor’s 500 Composite Stock Price Index®. The SPDR S&P 500 ETF Trust prospectus states that the Trust intends to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index.
(b)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

Currency Abbreviations:

USD - United States Dollar

12	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $1,284,234,750) (Note 2)	$1,391,195,994
Investments in affiliated issuers, at value (cost $15,478,032) (Notes 2 and 10)	15,478,032
Receivable for investments sold	700,576
Receivable for Fund shares sold	16,115,890
Dividends receivable	4,040,184
Receivable for open swap contracts (Note 4)	315,704
Receivable for expenses reimbursed by Manager (Note 5)	33,542

Total assets	1,427,879,922

Liabilities:
Payable for investments purchased	15,688,762
Payable for Fund shares repurchased	6,809
Payable to affiliate for (Note 5):
Management fee	361,311
Shareholder service fee	87,672
Administration fee – Class M	185
Trustees and Trust Officers or agents unaffiliated with the Manager	3,872
Payable for 12b-1 fee – Class M	483
Accrued expenses	183,073

Total liabilities	16,332,167

Net assets	$1,411,547,755

See accompanying notes to the financial statements.	13

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,040,654,021
Accumulated undistributed net investment income	6,109,711
Accumulated net realized loss	(742,492,925)
Net unrealized appreciation	107,276,948

$1,411,547,755

Net assets attributable to:
Class III shares	$274,609,009

Class IV shares	$58,868,973

Class VI shares	$1,076,941,685

Class M shares	$1,128,088

Shares outstanding:
Class III	23,493,290

Class IV	5,045,318

Class VI	92,386,872

Class M	96,573

Net asset value per share:
Class III	$11.69

Class IV	$11.67

Class VI	$11.66

Class M	$11.68

14	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$18,105,613
Dividends from affiliated issuers (Note 10)	5,787
Interest	1,030

Total investment income	18,112,430

Expenses:
Management fee (Note 5)	2,439,437
Shareholder service fee – Class III (Note 5)	257,074
Shareholder service fee – Class IV (Note 5)	40,162
Shareholder service fee – Class VI (Note 5)	316,132
12b-1 fee – Class M (Note 5)	1,464
Administration fee – Class M (Note 5)	1,171
Custodian, fund accounting agent and transfer agent fees	127,236
Audit and tax fees	29,992
Legal fees	28,612
Registration fees	16,744
Trustees fees and related expenses (Note 5)	14,723
Miscellaneous	19,990

Total expenses	3,292,737
Fees and expenses reimbursed by Manager (Note 5)	(216,752)
Expense reductions (Note 2)	(7)

Net expenses	3,075,978

Net investment income (loss)	15,036,452

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	85,298,489
Futures contracts	(1,399,543)
Swap contracts	(1,734,453)

Net realized gain (loss)	82,164,493

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(120,295,288)
Swap contracts	919,770

Net unrealized gain (loss)	(119,375,518)

Net realized and unrealized gain (loss)	(37,211,025)

Net increase (decrease) in net assets resulting from operations	$(22,174,573)

See accompanying notes to the financial statements.	15

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,036,452	$31,620,885
Net realized gain (loss)	82,164,493	38,243,288
Change in net unrealized appreciation (depreciation)	(119,375,518)	159,934,405

Net increase (decrease) in net assets from operations	(22,174,573)	229,798,578

Distributions to shareholders from:
Net investment income
Class III	(3,561,903)	(7,688,037)
Class IV	(688,552)	(3,460,876)
Class VI	(12,318,229)	(18,917,318)
Class M	(10,287)	(15,852)

Total distributions from net investment income	(16,578,971)	(30,082,083)

Net share transactions (Note 9):
Class III	(113,771,141)	(177,852,017)
Class IV	(104,098,612)	(250,904,445)
Class VI	(20,115,460)	(87,292,204)
Class M	(36,630)	(235,395)

Increase (decrease) in net assets resulting from net share transactions	(238,021,843)	(516,284,061)

Total increase (decrease) in net assets	(276,775,387)	(316,567,566)

Net assets:
Beginning of period	1,688,323,142	2,004,890,708

End of period (including accumulated undistributed net investment income of $6,109,711 and $7,652,230, respectively)	$1,411,547,755	$1,688,323,142

16	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$12.00		$10.57		$7.65		$12.05		$14.77		$14.50

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.18		0.17		0.18		0.22		0.22
Net realized and unrealized gain (loss)	(0.30)		1.43		2.93		(4.40)		(1.10)		0.64

Total from investment operations	(0.19)		1.61		3.10		(4.22)		(0.88)		0.86

Less distributions to shareholders:
From net investment income	(0.12)		(0.18)		(0.18)		(0.18)		(0.25)		(0.22)
From net realized gains	—		—		—		—		(1.59)		(0.37)

Total distributions	(0.12)		(0.18)		(0.18)		(0.18)		(1.84)		(0.59)

Net asset value, end of period	$11.69		$12.00		$10.57		$7.65		$12.05		$14.77

Total Return(a)	(1.60	)%**	15.42%		40.85%		(35.39)%		(7.33)%		5.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$274,609		$393,523		$519,309		$509,120		$1,131,800		$1,789,872
Net expenses to average daily net assets	0.46	%(b) (c)*	0.46	%(b) (c)	0.46	%(b)	0.46	%(b)	0.46	%(b)	0.46%
Net investment income (loss) to average daily net assets	1.81	%*	1.68%		1.73%		1.70%		1.55%		1.51%
Portfolio turnover rate	32	%**	96%		52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class IV share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.98		$10.55		$7.63		$12.02		$14.75		$14.48

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.18		0.17		0.19		0.22		0.22
Net realized and unrealized gain (loss)	(0.30)		1.43		2.93		(4.39)		(1.10)		0.65

Total from investment operations	(0.19)		1.61		3.10		(4.20)		(0.88)		0.87

Less distributions to shareholders:
From net investment income	(0.12)		(0.18)		(0.18)		(0.19)		(0.26)		(0.23)
From net realized gains	—		—		—		—		(1.59)		(0.37)

Total distributions	(0.12)		(0.18)		(0.18)		(0.19)		(1.85)		(0.60)

Net asset value, end of period	$11.67		$11.98		$10.55		$7.63		$12.02		$14.75

Total Return(a)	(1.60	)%**	15.47%		41.04%		(35.36)%		(7.36)%		6.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,869		$163,627		$415,267		$286,333		$478,084		$602,048
Net expenses to average daily net assets	0.41	%(b) (c)*	0.41	%(b) (c)	0.41	%(b)	0.41	%(b)	0.41	%(b)	0.41%
Net investment income (loss) to average daily net assets	1.89	%*	1.68%		1.76%		1.78%		1.57%		1.55%
Portfolio turnover rate	32	%**	96%		52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class VI share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.97		$10.54		$7.63		$12.02		$14.75		$14.47

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.20		0.17		0.19		0.23		0.23
Net realized and unrealized gain (loss)	(0.30)		1.42		2.93		(4.38)		(1.11)		0.65

Total from investment operations	(0.18)		1.62		3.10		(4.19)		(0.88)		0.88

Less distributions to shareholders:
From net investment income	(0.13)		(0.19)		(0.19)		(0.20)		(0.26)		(0.23)
From net realized gains	—		—		—		—		(1.59)		(0.37)

Total distributions	(0.13)		(0.19)		(0.19)		(0.20)		(1.85)		(0.60)

Net asset value, end of period	$11.66		$11.97		$10.54		$7.63		$12.02		$14.75

Total Return(a)	(1.55	)%**	15.59%		40.96%		(35.33)%		(7.32)%		6.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,076,942		$1,129,978		$1,069,030		$858,170		$2,031,659		$3,671,926
Net expenses to average daily net assets	0.37	%(b) (c)*	0.37	%(b) (c)	0.37	%(b)	0.37	%(b)	0.37	%(b)	0.37%
Net investment income (loss) to average daily net assets	1.94	% *	1.80%		1.80%		1.78%		1.63%		1.61%
Portfolio turnover rate	32	% **	96%		52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	% *	0.03%		0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class M share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$12.00		$10.57		$7.65		$12.03		$14.75		$14.47

Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.15		0.14		0.15		0.18		0.18
Net realized and unrealized gain (loss)	(0.30)		1.43		2.94		(4.40)		(1.11)		0.64

Total from investment operations	(0.21)		1.58		3.08		(4.25)		(0.93)		0.82

Less distributions to shareholders:
From net investment income	(0.11)		(0.15)		(0.16)		(0.13)		(0.20)		(0.17)
From net realized gains	—		—		—		—		(1.59)		(0.37)

Total distributions	(0.11)		(0.15)		(0.16)		(0.13)		(1.79)		(0.54)

Net asset value, end of period	$11.68		$12.00		$10.57		$7.65		$12.03		$14.75

Total Return(a)	(1.82	)%**	15.08%		40.51%		(35.61)%		(7.64)%		5.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,128		$1,195		$1,285		$1,786		$56,422		$131,640
Net expenses to average daily net assets	0.76	%(b) (c)*	0.76	%(b) (c)	0.76	%(b)	0.76	%(b)	0.76	%(b)	0.76%
Net investment income (loss) to average daily net assets	1.54	%*	1.40%		1.51%		1.29%		1.23%		1.22%
Portfolio turnover rate	32	%**	96%		52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Core Equity Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks high total return. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

21

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2011, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI, and Class M. Class M shares bear an administration fee and a 12b-1 fee while Classes III, IV and VI bear a shareholder service fee (See Note 5). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011 the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

22

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$1,372,857,530	$—	$—	$1,372,857,530
Investment Funds	16,241,303	—	—	16,241,303
Mutual Funds	15,478,032	—	—	15,478,032
Short-Term Investments	2,097,161	—	—	2,097,161

Total Investments	1,406,674,026	—	—	1,406,674,026

Derivatives*
Swap Agreements Equity Risk	—	315,704	—	315,704

Total	$1,406,674,026	$315,704	$—	$1,406,989,730

23

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

* Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

24

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2017	$(240,726,835)
February 28, 2018	(511,404,531)

Total	$(752,131,366)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,358,141,781	$86,879,187	$(38,346,942)	$48,532,245

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

25

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons,

26

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

27

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its

28

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

29

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a

30

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

31

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated

32

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used total return swap agreements to achieve returns comparable to holding and lending a direct equity position. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

33

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Unrealized appreciation on swap agreements	$—	$—	$—	$315,704	$—	$315,704

Total	$—	$—	$—	$315,704	$—	$315,704

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(1,399,543)	$—	$(1,399,543)
Swap agreements	—	—	—	(1,734,453)	—	(1,734,453)

Total	$—	$—	$—	$(3,133,996)	$—	$(3,133,996)

Change in Unrealized Appreciation (Depreciation) on:
Swap agreements	$—	$—	$—	$919,770	$—	$919,770

Total	$—	$—	$—	$919,770	$—	$919,770

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Futures contracts	Swap agreements

Average amount outstanding	$814,530*	$4,127,559

*	During the period ended August 31, 2011, the Fund did not hold futures contracts at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

34

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund’s average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.31% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means the administration fee and distribution (12b-1) fee (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $14,723 and $5,638, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

35

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $498,312,808 and $740,862,453, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 50.46% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. One of the shareholders is another fund of the Trust. On that date, no other shareholder owned more than 10% of the Fund’s outstanding shares of the Fund.

As of August 31, 2011, 0.02% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 63.37% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

36

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	311,906	$3,716,802	1,742,656	$18,918,171
Shares issued to shareholders in reinvestment of distributions	256,102	3,125,514	607,138	6,494,451
Shares repurchased	(9,859,910)	(120,613,457)	(18,693,019)	(203,264,639)

Net increase (decrease)	(9,291,902)	$(113,771,141)	(16,343,225)	$(177,852,017)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class IV:	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	56,423	688,552	294,993	3,208,274
Shares repurchased	(8,667,259)	(104,787,164)	(26,016,665)	(254,112,719)

Net increase (decrease)	(8,610,836)	$(104,098,612)	(25,721,672)	$(250,904,445)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class VI:	Shares	Amount	Shares	Amount

Shares sold	16,244,625	$194,011,654	19,230,775	$200,810,712
Shares issued to shareholders in reinvestment of distributions	1,008,862	12,318,229	1,768,755	18,917,318
Shares repurchased	(19,251,356)	(226,445,343)	(28,000,574)	(307,020,234)

Net increase (decrease)	(1,997,869)	$(20,115,460)	(7,001,044)	$(87,292,204)

37

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class M:	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	842	10,287	1,484	15,851
Shares repurchased	(3,846)	(46,917)	(23,519)	(251,246)

Net increase (decrease)	(3,004)	$(36,630)	(22,035)	$(235,395)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$23,221,000	$133,797,000	$141,539,968	$5,787	$—	$15,478,032

Totals	$23,221,000	$133,797,000	$141,539,968	$5,787	$—	$15,478,032

38

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

39

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

40

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

41

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

42

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.46%	$1,000.00	$984.00	$2.29
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

Class IV

1) Actual	0.41%	$1,000.00	$984.00	$2.04
2) Hypothetical	0.41%	$1,000.00	$1,023.08	$2.08

Class VI

1) Actual	0.37%	$1,000.00	$984.50	$1.85
2) Hypothetical	0.37%	$1,000.00	$1,023.28	$1.88

Class M

1) Actual	0.76%	$1,000.00	$981.80	$3.79
2) Hypothetical	0.76%	$1,000.00	$1,021.32	$3.86

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

43

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.1%
Short-Term Investments	2.7
Investment Funds	0.6
Swap Agreements	0.0	∧
Futures Contracts	0.0	∧
Rights/Warrants	0.0	∧
Other	0.6

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
∧	Rounds to 0.0%.

1

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,543,028	GMO Quality Fund, Class VI	32,357,289
2,674,449	GMO U.S. Core Equity Fund, Class VI	31,184,075
64,777	GMO U.S. Small/Mid Cap Growth Fund, Class III	779,261
87,739	GMO U.S. Small/Mid Cap Value Fund, Class III	682,613

	TOTAL MUTUAL FUNDS (COST $52,556,993)	65,003,238

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
28,613	State Street Eurodollar Time Deposit, 0.01%, due 09/01/11	28,613

	TOTAL SHORT-TERM INVESTMENTS (COST $28,613)	28,613

	TOTAL INVESTMENTS — 100.0% (Cost $52,585,606)	65,031,851
	Other Assets and Liabilities (net) — (0.0%)	(30,376)

	TOTAL NET ASSETS — 100.0%	$65,001,475

2	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $28,613) (Note 2)	$28,613
Investments in affiliated issuers, at value (cost $52,556,993) (Notes 2 and 10)	65,003,238
Receivable for expenses reimbursed by Manager (Note 5)	6,776

Total assets	65,038,627

Liabilities:
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	55
Accrued expenses	37,097

Total liabilities	37,152

Net assets	$65,001,475

Net assets consist of:
Paid-in capital	$67,836,064
Accumulated undistributed net investment income	249,074
Accumulated net realized loss	(15,529,908)
Net unrealized appreciation	12,446,245

$65,001,475

Net assets attributable to:
Class III shares	$65,001,475

Shares outstanding:
Class III	2,585,227

Net asset value per share:
Class III	$25.14

See accompanying notes to the financial statements.	3

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$891,158
Interest	2

Total investment income	891,160

Expenses:
Audit and tax fees	16,192
Custodian, fund accounting agent and transfer agent fees	7,360
Registration fees	2,944
Legal fees	1,656
Trustees fees and related expenses (Note 5)	678
Miscellaneous	5,733

Total expenses	34,563
Fees and expenses reimbursed by Manager (Note 5)	(33,488)
Expense reductions (Note 2)	(1)

Net expenses	1,074

Net investment income (loss)	890,086

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,810,534
Realized gains distributions from affiliated issuers (Note 10)	253,457

Net realized gain (loss)	2,063,991

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(2,095,124)

Net realized and unrealized gain (loss)	(31,133)

Net increase (decrease) in net assets resulting from operations	$858,953

4	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$890,086	$2,161,519
Net realized gain (loss)	2,063,991	(8,686,789)
Change in net unrealized appreciation (depreciation)	(2,095,124)	22,834,512

Net increase (decrease) in net assets from operations	858,953	16,309,242

Distributions to shareholders from:
Net investment income
Class III	(1,400,089)	(2,513,176)

Net share transactions (Note 9):
Class III	(30,380,535)	(46,437,467)

Total increase (decrease) in net assets	(30,921,671)	(32,641,401)

Net assets:
Beginning of period	95,923,146	128,564,547

End of period (including accumulated undistributed net investment income of $249,074 and $759,077, respectively)	$65,001,475	$95,923,146

See accompanying notes to the financial statements.	5

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)

Net asset value, beginning of period	$25.51		$22.80		$16.55		$25.55		$31.90		$32.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.27		0.43		0.40		0.45		0.55		0.50
Net realized and unrealized gain (loss)	(0.26)		2.73		6.05		(8.50)		(2.10)		1.40

Total from investment operations	0.01		3.16		6.45		(8.05)		(1.55)		1.90

Less distributions to shareholders:
From net investment income	(0.38)		(0.45)		(0.20)		(0.40)		(1.60)		(0.75)
From net realized gains	—		—		—		(0.55)		(3.20)		(2.05)

Total distributions	(0.38)		(0.45)		(0.20)		(0.95)		(4.80)		(2.80)

Net asset value, end of period	$25.14		$25.51		$22.80		$16.55		$25.55		$31.90

Total Return(c)	(0.01	)%**	14.13%		38.94%		(32.42)%		(6.43)%		6.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,001		$95,923		$128,565		$69,415		$95,067		$149,312
Net expenses to average daily net assets(d)	0.00	%(f)*	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.04%
Net investment income (loss) to average daily net assets(b)	2.05	%*	1.86%		1.99%		1.94%		1.78%		1.63%
Portfolio turnover rate	4	%**	7%		2%		39%		26%		35%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.06%		0.05%		0.06%		0.04%		0.18%
Purchase premiums and redemption fees consisted of the following per share amounts: (Note 2)†	—		—		$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00 (g)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

6	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the Russell 3000 Index. The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds. The Fund also may invest in shares of GMO Flexible Equities Fund (together with the GMO U.S. Equity Funds, the “underlying funds”). In addition, the Fund may hold securities directly. The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments tied economically to the U.S. The term “equity investments” refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in

7

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund, either directly or through investments in the underlying funds, that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	7.0%

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation”

8

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$65,003,238	$—	$—	$65,003,238
Short-Term Investments	28,613	—	—	28,613

Total Investments	65,031,851	—	—	65,031,851

Total	$65,031,851	$—	$—	$65,031,851

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

9

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $6,771,334.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any, subsequent to February 28, 2011 could be subject to

10

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 29, 2012	$(136,192)
February 28, 2017	(4,328,424)
February 28, 2018	(176,824)
February 28, 2019	(1,290,769)

Total	$(5,932,209)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$54,336,347	$10,696,910	$(1,406)	$10,695,504

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

11

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. The Fund and some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund’s or the underlying fund’s performance more than if the Fund or the underlying fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an

12

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding

13

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Leveraging Risk — The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

14

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $677 and $397, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

15

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.323%	0.057%	0.380%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $3,019,615 and $33,654,446, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 83.91% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, less than 0.01% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

16

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares*	Amount

Shares sold	77,734	$2,003,967	254,234	$5,528,576
Shares issued to shareholders in reinvestment of distributions	36,972	954,607	83,316	1,906,115
Shares repurchased	(1,289,985)	(33,339,109)	(2,211,666)	(53,872,158)

Net increase (decrease)	(1,175,279)	$(30,380,535)	(1,874,116)	$(46,437,467)

*	Shares were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO Quality Fund, Class VI	$46,703,245	$1,392,846	$16,277,376	$442,845	$—	$32,357,289
GMO U.S. Core Equity Fund, Class VI	46,968,900	1,367,500	16,613,249	442,500	—	31,184,075
GMO U.S. Small/Mid Cap Growth Fund, Class III	1,194,609	254,097	411,569	640	253,457	779,261
GMO U.S. Small/Mid Cap Value Fund, Class III	1,055,906	5,172	352,252	5,173	—	682,613

Totals	$95,922,660	$3,019,615	$33,654,446	$891,158	$253,457	$65,003,238

17

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

18

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the

19

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

20

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

21

GMO U.S. Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.38%	$1,000.00	$999.90	$1.91
2) Hypothetical	0.38%	$1,000.00	$1,023.23	$1.93

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

22

GMO U.S. Growth Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Growth Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.4%
Mutual Funds	2.6
Short-Term Investments	0.6
Other	(1.6)

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	17.7%
Technology Hardware & Equipment	16.8
Food, Beverage & Tobacco	13.9
Household & Personal Products	7.5
Energy	6.6
Retailing	6.2
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Food & Staples Retailing	5.1
Capital Goods	4.3
Consumer Services	4.2
Health Care Equipment & Services	3.2
Semiconductors & Semiconductor Equipment	2.1
Media	1.7
Consumer Durables & Apparel	1.4
Telecommunication Services	1.2
Materials	0.9
Transportation	0.7
Automobiles & Components	0.4
Insurance	0.2
Diversified Financials	0.2

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%

	Automobiles & Components — 0.4%
300	Johnson Controls, Inc.	9,564

	Capital Goods — 4.2%
486	3M Co.	40,328
200	Emerson Electric Co.	9,310
62	Goodrich Corp.	5,529
100	Owens Corning, Inc. *	2,906
136	TransDigm Group, Inc. *	12,493
450	United Technologies Corp.	33,413

	Total Capital Goods	103,979

	Consumer Durables & Apparel — 1.4%
236	Nike, Inc.-Class B	20,449
100	Ralph Lauren Corp.	13,711

	Total Consumer Durables & Apparel	34,160

	Consumer Services — 4.1%
260	Apollo Group, Inc.-Class A *	12,175
200	H&R Block, Inc.	3,024
72	Las Vegas Sands Corp. *	3,353
666	McDonald’s Corp.	60,246
419	Yum! Brands, Inc.	22,781

	Total Consumer Services	101,579

	Diversified Financials — 0.2%
5	BlackRock, Inc.	824
299	TD Ameritrade Holding Corp.	4,598

	Total Diversified Financials	5,422

	Energy — 6.5%
200	Chevron Corp.	19,782
1,544	Exxon Mobil Corp.	114,318

2	See accompanying notes to the financial statements.

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
305	Range Resources Corp.	19,752
100	Schlumberger Ltd.	7,812

	Total Energy	161,664

	Food & Staples Retailing — 5.1%
219	Costco Wholesale Corp.	17,200
165	CVS Caremark Corp.	5,925
362	Kroger Co. (The)	8,529
648	Sysco Corp.	18,099
578	Walgreen Co.	20,351
1,037	Wal-Mart Stores, Inc.	55,179

	Total Food & Staples Retailing	125,283

	Food, Beverage & Tobacco — 13.7%
579	Altria Group, Inc.	15,743
157	Brown-Forman Corp.-Class B	11,265
330	Campbell Soup Co.	10,517
1,065	Coca-Cola Co. (The)	75,029
200	ConAgra Foods, Inc.	4,884
549	Flowers Foods, Inc.	10,459
576	General Mills, Inc.	21,836
219	Hansen Natural Corp. *	18,685
304	Hershey Co. (The)	17,830
272	HJ Heinz Co.	14,318
345	Kellogg Co.	18,740
361	McCormick & Co., Inc. (Non Voting)	17,252
19	Mead Johnson Nutrition Co.	1,354
698	PepsiCo, Inc.	44,972
813	Philip Morris International, Inc.	56,357

	Total Food, Beverage & Tobacco	339,241

	Health Care Equipment & Services — 3.2%
38	Baxter International, Inc.	2,127
189	DaVita, Inc. *	13,907

See accompanying notes to the financial statements.	3

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
354	Express Scripts, Inc. *	16,617
236	Health Management Associates, Inc.-Class A *	1,940
155	Lincare Holdings, Inc.	3,337
100	McKesson Corp.	7,993
100	Medco Health Solutions, Inc. *	5,414
563	Medtronic, Inc.	19,744
100	St Jude Medical, Inc.	4,554
100	Thoratec Corp. *	3,426

	Total Health Care Equipment & Services	79,059

	Household & Personal Products — 7.3%
540	Avon Products, Inc.	12,182
324	Church & Dwight Co., Inc.	14,107
314	Clorox Co.	21,886
344	Colgate-Palmolive Co.	30,950
383	Estee Lauder Cos. (The), Inc.-Class A	37,404
232	Herbalife Ltd.	12,945
319	Kimberly-Clark Corp.	22,062
475	Procter & Gamble Co. (The)	30,248

	Total Household & Personal Products	181,784

	Insurance — 0.2%
200	Marsh & McLennan Cos., Inc.	5,944

	Materials — 0.9%
100	International Flavors & Fragrances, Inc.	5,802
100	Monsanto Co.	6,893
116	Sherwin-Williams Co. (The)	8,786

	Total Materials	21,481

	Media — 1.6%
439	DirectTV-Class A *	19,303
200	Discovery Communications, Inc. *	8,456
200	News Corp.-Class A	3,454

4	See accompanying notes to the financial statements.

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Media — continued
100	Scripps Networks Interactive Inc-Class A	4,285
100	Viacom, Inc.-Class B	4,824

	Total Media	40,322

	Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
1,008	Abbott Laboratories	52,930
443	Eli Lilly & Co.	16,617
295	Gilead Sciences, Inc. *	11,766
99	Illumina, Inc. *	5,158
751	Johnson & Johnson	49,416
100	Life Technologies Corp. *	4,200

	Total Pharmaceuticals, Biotechnology & Life Sciences	140,087

	Retailing — 6.1%
189	Amazon.com, Inc. *	40,690
42	Dick’s Sporting Goods, Inc. *	1,475
520	Dollar General Corp. *	19,032
217	Dollar Tree, Inc. *	15,498
89	Family Dollar Stores, Inc.	4,752
331	Home Depot, Inc.	11,049
100	Lowe’s Cos., Inc.	1,993
116	Netflix, Inc. *	27,261
100	O’Reilly Automotive, Inc. *	6,488
26	Priceline.com, Inc. *	13,969
94	Target Corp.	4,857
200	Urban Outfitters, Inc. *	5,235

	Total Retailing	152,299

	Semiconductors & Semiconductor Equipment — 2.1%
100	Broadcom Corp.-Class A *	3,565
1,428	Intel Corp.	28,745
772	Marvell Technology Group Ltd *	10,152

See accompanying notes to the financial statements.	5

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
100	Skyworks Solutions, Inc. *	2,063
247	Texas Instruments, Inc.	6,474

	Total Semiconductors & Semiconductor Equipment	50,999

	Software & Services — 17.4%
200	Accenture Plc.-Class A	10,718
100	Amdocs Ltd. *	2,747
119	Autodesk, Inc. *	3,356
220	Citrix Systems, Inc. *	13,295
200	Cognizant Technology Solutions Corp.-Class A *	12,690
326	eBay, Inc. *	10,064
120	Equinix, Inc. *	11,285
300	Genpact Ltd. *	4,971
136	Google, Inc.-Class A *	73,570
100	Informatica Corp. *	4,178
519	International Business Machines Corp.	89,221
41	MasterCard, Inc.-Class A	13,518
3,511	Microsoft Corp.	93,393
2,185	Oracle Corp.	61,333
305	Visa, Inc.-Class A	26,803

	Total Software & Services	431,142

	Technology Hardware & Equipment — 16.5%
585	Apple, Inc. *	225,126
2,661	Cisco Systems, Inc.	41,724
77	Corning, Inc.	1,157
1,316	EMC Corp. *	29,729
1,160	Hewlett-Packard Co.	30,195
31	Itron, Inc. *	1,234
300	NetApp, Inc. *	11,286
1,350	Qualcomm, Inc.	69,471

	Total Technology Hardware & Equipment	409,922

6	See accompanying notes to the financial statements.

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Telecommunication Services — 1.2%
226	American Tower Corp.-Class A *	12,172
383	Crown Castle International Corp. *	16,634
300	Level 3 Communications, Inc. *	540

	Total Telecommunication Services	29,346

	Transportation — 0.7%
241	United Parcel Service, Inc.-Class B	16,241

	TOTAL COMMON STOCKS (COST $2,200,636)	2,439,518

	MUTUAL FUNDS — 2.6%

	Affiliated Issuers — 2.6%
2,600	GMO U.S. Treasury Fund	65,023

	TOTAL MUTUAL FUNDS (COST $65,023)	65,023

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
14,526	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	14,526

	TOTAL SHORT-TERM INVESTMENTS (COST $14,526)	14,526

	TOTAL INVESTMENTS — 101.6% (Cost $2,280,185)	2,519,067
	Other Assets and Liabilities (net) — (1.6%)	(38,878)

	TOTAL NET ASSETS — 100.0%	$2,480,189

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	7

GMO U.S. Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,215,162) (Note 2)	$2,454,044
Investments in affiliated issuers, at value (cost $65,023) (Notes 2 and 10)	65,023
Dividends receivable	5,913
Receivable for expenses reimbursed by Manager (Note 5)	10,173

Total assets	2,535,153

Liabilities:
Payable to affiliate for (Note 5):
Management fee	634
Shareholder service fee	241
Administration fee – Class M	87
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Payable for 12b-1 fee – Class M	229
Accrued expenses	53,753

Total liabilities	54,964

Net assets	$2,480,189

Net assets consist of:
Paid-in capital	$2,791,791
Accumulated undistributed net investment income	5,953
Accumulated net realized loss	(556,437)
Net unrealized appreciation	238,882

$2,480,189

Net assets attributable to:
Class III shares	$1,949,770

Class M shares	$530,419

Shares outstanding:
Class III	108,381

Class M	29,550

Net asset value per share:
Class III	$17.99

Class M	$17.95

8	See accompanying notes to the financial statements.

GMO U.S. Growth Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$21,583
Dividends from affiliated issuers (Note 10)	28

Total investment income	21,611

Expenses:
Management fee (Note 5)	3,915
Shareholder service fee – Class III (Note 5)	1,475
12b-1 fee – Class M (Note 5)	698
Administration fee – Class M (Note 5)	558
Audit and tax fees	28,888
Registration fees	12,696
Custodian, fund accounting agent and transfer agent fees	8,832
Trustees fees and related expenses (Note 5)	21
Miscellaneous	5,438

Total expenses	62,521
Fees and expenses reimbursed by Manager (Note 5)	(55,844)

Net expenses	6,677

Net investment income (loss)	14,934

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	128,299
Investments in affiliated issuers	24
Realized gains distributions from affiliated issuers (Note 10)	4
Futures contracts	(2,267)

Net realized gain (loss)	126,060

Change in net unrealized appreciation (depreciation) on investments	(71,804)

Net realized and unrealized gain (loss)	54,256

Net increase (decrease) in net assets resulting from operations	$69,190

See accompanying notes to the financial statements.	9

GMO U.S. Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,934	$87,133
Net realized gain (loss)	126,060	6,249,056
Change in net unrealized appreciation (depreciation)	(71,804)	(3,041,663)

Net increase (decrease) in net assets from operations	69,190	3,294,526

Distributions to shareholders from:
Net investment income
Class III	(10,715)	(163,264)
Class M	(2,204)	(4,666)

Total distributions from net investment income	(12,919)	(167,930)

Net share transactions (Note 9):
Class III	(1,852)	(41,634,045)
Class M	(69,635)	(119,482)

Increase (decrease) in net assets resulting from net share transactions	(71,487)	(41,753,527)

Total increase (decrease) in net assets	(15,216)	(38,626,931)

Net assets:
Beginning of period	2,495,405	41,122,336

End of period (including accumulated undistributed net investment income of $5,953 and $3,938, respectively)	$2,480,189	$2,495,405

10	See accompanying notes to the financial statements.

GMO U.S. Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007

Net asset value, beginning of period	$17.59		$14.61		$10.47	$15.82		$17.24		$18.17

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.16		0.21	0.18		0.17		0.15
Net realized and unrealized gain (loss)	0.39		3.00		4.15	(5.32)		(1.06)		0.07

Total from investment operations	0.50		3.16		4.36	(5.14)		(0.89)		0.22

Less distributions to shareholders:
From net investment income	(0.10)		(0.18)		(0.22)	(0.21)		(0.17)		(0.15)
From net realized gains	—		—		—	—		(0.36)		(1.00)

Total distributions	(0.10)		(0.18)		(0.22)	(0.21)		(0.53)		(1.15)

Net asset value, end of period	$17.99		$17.59		$14.61	$10.47		$15.82		$17.24

Total Return(a)	2.83	%**(b)	21.76	%(c)	41.94%	(32.84)%		(5.49)%		1.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,950		$1,908		$40,521	$34,758		$129,666		$224,554
Net expenses to average daily net assets	0.46	%(d)*	0.46	%(d) (e)	0.46%	0.46	%(e)	0.46	%(e)	0.46%
Net investment income (loss) to average daily net assets	1.25	%*	1.09%		1.60%	1.19%		0.94%		0.85%
Portfolio turnover rate	20	%**	61%		118%	70%		97%		111%
Fees and expenses reimbursed by the Manager to average daily net assets:	4.42	%*	1.40%		0.33%	0.19%		0.07%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the period ended had a positive impact on total return adding 3.39%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return 3.84%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO U.S. Growth Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class M share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008		2007

Net asset value, beginning of period	$17.55		$14.58		$10.45	$15.76		$17.16		$18.10

Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.15		0.17	0.13		0.11		0.10
Net realized and unrealized gain (loss)	0.38		2.95		4.14	(5.30)		(1.05)		0.06

Total from investment operations	0.47		3.10		4.31	(5.17)		(0.94)		0.16

Less distributions to shareholders:
From net investment income	(0.07)		(0.13)		(0.18)	(0.14)		(0.10)		(0.10)
From net realized gains	—		—		—	—		(0.36)		(1.00)

Total distributions	(0.07)		(0.13)		(0.18)	(0.14)		(0.46)		(1.10)

Net asset value, end of period	$17.95		$17.55		$14.58	$10.45		$15.76		$17.16

Total Return(a)	2.68	%(b)**	21.36	%(c)	41.50%	(33.01)%		(5.79)%		0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$530		$587		$601	$525		$68,732		$85,714
Net expenses to average daily net assets	0.76	%(d)*	0.76	%(d)(e)	0.76%	0.76	%(e)	0.76	%(e)	0.76%
Net investment income (loss) to average daily net assets	0.95	%*	1.00%		1.31%	0.80%		0.64%		0.56%
Portfolio turnover rate	20	%**	61%		118%	70%		97%		111%
Fees and expenses reimbursed by the Manager to average daily net assets:	4.43	%*	5.15%		0.34%	0.10%		0.07%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the period ended had a positive impact on total return adding 3.39%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return 3.84%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Growth Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

13

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the year ended August 31, 2011, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 5). The principal economic difference between the classes of shares is the type and level of fees they bear.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

14

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$2,439,518	$—	$—	$2,439,518
Mutual Funds	65,023	—	—	65,023
Short-Term Investments	14,526	—	—	14,526

Total Investments	2,519,067	—	—	2,519,067

Total	$2,519,067	$—	$—	$2,519,067

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

15

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $1,416.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. As of February 28, 2011, the capital loss carryforwards disclosed below were permanently reduced by $18,702,667 due to share ownership activity. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any,

16

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

subsequent to February 28, 2011 could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2017	$(557,487)
February 28, 2018	(91,367)

Total	$(648,854)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$2,306,137	$304,191	$(91,261)	$212,930

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security

17

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

18

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

19

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

20

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which

21

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

22

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or

23

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

24

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011^:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(2,267)	$—	$(2,267)

Total	$—	$—	$—	$(2,267)	$—	$(2,267)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

25

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The volume of derivative activity, based on absolute values (futures contracts), outstanding at each month-end, was as follows for the period ended August 31, 2011:

Futures contracts

Average amount outstanding	$22,530

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund’s average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.31% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means the administration fee and distribution (12b-1) fee (Class M Shares only) shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

26

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $21 and $10, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $534,844 and $508,509, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 90.89% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.39% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund’s shares were held by accounts for which the Manager had investment discretion.

27

GMO U.S. Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	297	$5,421	3,949	$66,528
Shares issued to shareholders in reinvestment of distributions	575	10,473	10,490	162,806
Shares repurchased	(978)	(17,746)	(2,679,550)	(41,863,379)

Net increase (decrease)	(106)	$(1,852)	(2,665,111)	$(41,634,045)

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class M:	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	121	2,203	294	4,665
Shares repurchased	(4,016)	(71,838)	(8,092)	(124,147)

Net increase (decrease)	(3,895)	$(69,635)	(7,798)	$(119,482)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO U.S. Treasury Fund	$100,999	$97,000	$133,000	$28	$4	$65,023

Totals	$100,999	$97,000	$133,000	$28	$4	$65,023

28

GMO U.S. Growth Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

29

GMO U.S. Growth Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

30

GMO U.S. Growth Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

31

GMO U.S. Growth Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

GMO U.S. Growth Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending
	Net Expense	Account	Account	Net Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.46%	$1,000.00	$1,028.30	$2.35
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

Class M

1) Actual	0.76%	$1,000.00	$1,026.80	$3.87
2) Hypothetical	0.76%	$1,000.00	$1,021.32	$3.86

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

33

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.6%
Mutual Funds	2.0
Short-Term Investments	0.6
Rights and Warrants	0.0 ^
Other	(0.2)

100.0%

Industry Group Summary	% of Equity Investments*
Energy	16.7%
Pharmaceuticals, Biotechnology & Life Sciences	15.1
Health Care Equipment & Services	12.1
Software & Services	11.0
Insurance	7.4
Technology Hardware & Equipment	7.1
Food, Beverage & Tobacco	5.9
Telecommunication Services	5.2
Food & Staples Retailing	4.9
Capital Goods	3.8
Diversified Financials	3.3
Household & Personal Products	1.4
Retailing	1.4
Utilities	0.9
Materials	0.7
Transportation	0.6
Consumer Services	0.6
Consumer Durables & Apparel	0.4
Media	0.4
Semiconductors & Semiconductor Equipment	0.3
Real Estate	0.3
Banks	0.2
Commercial & Professional Services	0.2
Automobiles & Components	0.1

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
∧	Rounds to 0.0%.

1

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%

	Automobiles & Components — 0.1%
100	Autoliv, Inc.	5,582

	Banks — 0.2%
1,100	CapitalSource, Inc.	6,985
200	Prosperity Bancshares, Inc.	7,570
100	SVB Financial Group *	4,608

	Total Banks	19,163

	Capital Goods — 3.7%
300	3M Co.	24,894
200	AGCO Corp. *	8,568
40	Cummins, Inc.	3,717
180	Eaton Corp.	7,731
200	Fluor Corp.	12,144
200	General Cable Corp. *	6,030
2,200	General Electric Co.	35,882
1,300	General Dynamics Corp.	83,304
100	ITT Industries, Inc.	4,734
200	KBR, Inc.	6,010
300	L-3 Communications Holdings, Inc.	20,346
170	Lockheed Martin Corp.	12,612
400	Northrop Grumman Corp.	21,848
100	Parker Hannifin Corp.	7,343
40	Precision Castparts Corp.	6,554
300	Raytheon Co.	12,969
100	Roper Industries, Inc.	7,695
100	Timken Co. (The)	3,935
100	United Technologies Corp.	7,425
200	WESCO International, Inc. *	8,618

	Total Capital Goods	302,359

2	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — 0.2%
200	Pitney Bowes, Inc.	4,062
800	RR Donnelley & Sons Co.	12,200

	Total Commercial & Professional Services	16,262

	Consumer Durables & Apparel — 0.4%
100	Coach, Inc.	5,622
70	Fossil, Inc. *	6,763
200	Garmin Ltd	6,706
400	Newell Rubbermaid, Inc.	5,536
100	Nike, Inc.-Class B	8,665

	Total Consumer Durables & Apparel	33,292

	Consumer Services — 0.5%
500	McDonald’s Corp.	45,230

	Diversified Financials — 3.2%
70	Affiliated Managers Group, Inc. *	6,101
4,100	Bank of America Corp.	33,497
120	BlackRock, Inc.	19,770
400	Capital One Financial Corp.	18,420
1,800	Citigroup, Inc.	55,890
1,300	Discover Financial Services	32,708
170	Goldman Sachs Group (The), Inc.	19,758
300	Invesco Ltd.	5,490
400	Leucadia National Corp.	11,852
200	Moody’s Corp.	6,166
900	Morgan Stanley	15,750
700	NASDAQ OMX Group, Inc. (The) *	16,583
800	SLM Corp.	10,984
200	Stifel Financial Corp. *	6,016
400	TD Ameritrade Holding Corp.	6,152

	Total Diversified Financials	265,137

See accompanying notes to the financial statements.	3

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Energy — 16.3%
400	Anadarko Petroleum Corp.	29,500
100	Atwood Oceanics, Inc. *	4,209
500	Baker Hughes, Inc.	30,555
200	Bill Barrett Corp. *	9,590
400	Chesapeake Energy Corp.	12,956
3,420	Chevron Corp.	338,272
4,629	ConocoPhillips	315,096
100	Devon Energy Corp.	6,783
400	El Paso Corp.	7,656
3,600	Exxon Mobil Corp.	266,544
100	Helmerich & Payne, Inc.	5,702
170	Hess Corp.	10,088
750	Marathon Petroleum Corp.	27,795
1,800	Marathon Oil Corp.	48,456
200	Murphy Oil Corp.	10,716
200	Nabors Industries Ltd. *	3,688
1,200	National Oilwell Varco, Inc.	79,344
200	Oceaneering International, Inc.	8,538
100	Oil States International, Inc. *	6,608
400	Patterson-UTI Energy, Inc.	9,776
100	Peabody Energy Corp.	4,880
200	Plains Exploration & Production Co. *	5,882
200	Rowan Cos, Inc. *	7,214
80	Schlumberger Ltd.	6,250
500	Sunoco, Inc.	19,070
100	Tidewater, Inc.	5,360
1,500	Valero Energy Corp.	34,080
300	Weatherford International Ltd. *	5,139
600	Williams Cos., Inc.	16,194
200	World Fuel Services Corp.	7,428

	Total Energy	1,343,369

4	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Food & Staples Retailing — 4.8%
100	BJ’s Wholesale Club, Inc. *	5,082
1,200	CVS Caremark Corp.	43,092
1,500	Kroger Co. (The)	35,340
500	Safeway, Inc.	9,165
2,700	Walgreen Co.	95,067
3,900	Wal–Mart Stores, Inc.	207,519

	Total Food & Staples Retailing	395,265

	Food, Beverage & Tobacco — 5.8%
1,600	Altria Group, Inc.	43,504
200	Archer-Daniels-Midland Co.	5,696
100	Bunge Ltd.	6,471
2,700	Coca-Cola Co. (The)	190,215
600	Dean Foods Co. *	5,184
200	General Mills, Inc.	7,582
200	Hansen Natural Corp. *	17,064
407	Kraft Foods, Inc.-Class A	14,253
80	Lorillard, Inc.	8,914
1,097	PepsiCo, Inc.	70,680
1,500	Philip Morris International, Inc.	103,980
224	Tyson Foods, Inc.-Class A	3,913

	Total Food, Beverage & Tobacco	477,456

	Health Care Equipment & Services — 11.8%
1,500	Aetna, Inc.	60,045
100	AMERIGROUP Corp. *	4,947
600	AmerisourceBergen Corp.	23,748
100	Baxter International, Inc.	5,598
2,000	Boston Scientific Corp. *	13,560
1,400	Cardinal Health, Inc.	59,500
600	Cigna Corp.	28,044
600	Coventry Health Care, Inc. *	19,728
280	Express Scripts, Inc. *	13,143
400	Health Net, Inc. *	9,876

See accompanying notes to the financial statements.	5

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
900	Humana, Inc.	69,876
300	Kinetic Concepts, Inc. *	20,262
800	McKesson Corp.	63,944
2,200	Medtronic, Inc.	77,154
100	Omnicare, Inc.	2,971
200	Quest Diagnostics, Inc.	10,014
200	Stryker Corp.	9,768
6,667	UnitedHealth Group, Inc.	316,816
1,800	WellPoint, Inc.	113,940
800	Zimmer Holdings, Inc. *	45,512

	Total Health Care Equipment & Services	968,446

	Household & Personal Products — 1.4%
300	Colgate–Palmolive Co.	26,991
100	Energizer Holdings, Inc. *	7,548
100	Herbalife Ltd.	5,580
1,200	Procter & Gamble Co. (The)	76,416

	Total Household & Personal Products	116,535

	Insurance — 7.2%
900	ACE, Ltd.	58,122
1,000	AFLAC, Inc.	37,720
100	Allied World Assurance Co Holdings Ltd.	5,190
1,400	Allstate Corp. (The)	36,722
400	American Financial Group, Inc.	13,312
1,500	American International Group, Inc. *	37,995
600	Arch Capital Group Ltd. *	20,208
200	Aspen Insurance Holdings Ltd.	4,802
400	Assurant, Inc.	14,068
400	Axis Capital Holdings Ltd.	11,464
300	Brown & Brown, Inc.	6,303
700	Chubb Corp.	43,323
900	CNO Financial Group, Inc. *	5,787
200	Endurance Specialty Holdings Ltd.	7,232

6	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
100	Everest Re Group Ltd.	8,070
800	Hartford Financial Services Group, Inc. (The)	15,312
400	HCC Insurance Holdings, Inc.	11,696
500	Lincoln National Corp.	10,375
100	PartnerRe Ltd.	5,699
400	Principal Financial Group, Inc.	10,144
1,400	Progressive Corp. (The)	26,852
300	Protective Life Corp.	5,697
100	Prudential Financial, Inc.	5,021
200	Reinsurance Group of America, Inc.	10,674
200	RenaissanceRe Holdings Ltd.	13,114
200	StanCorp Financial Group, Inc.	6,110
450	Torchmark Corp.	17,194
100	Transatlantic Holdings, Inc.	5,063
1,900	Travelers Cos. (The), Inc.	95,874
600	Unum Group	14,124
300	W.R. Berkley Corp.	9,267
900	XL Group Plc	18,729

	Total Insurance	591,263

	Materials — 0.7%
1,200	Alcoa, Inc.	15,372
300	Dow Chemical Co. (The)	8,535
700	Du Pont (E.I.) de Nemours & Co.	33,789

	Total Materials	57,696

	Media — 0.4%
700	CBS Corp.-Class B (Non Voting)	17,535
100	Liberty Media Corp. Capital-Class A *	7,131
400	News Corp.-Class A	6,908

	Total Media	31,574

See accompanying notes to the financial statements.	7

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 14.7%
1,900	Abbott Laboratories	99,769
2,300	Amgen, Inc.	127,431
1,100	Biogen Idec, Inc. *	103,620
400	Bristol–Myers Squibb Co.	11,900
4,900	Eli Lilly & Co.	183,799
500	Endo Pharmaceuticals Holdings, Inc. *	15,955
1,500	Forest Laboratories, Inc. *	51,360
900	Gilead Sciences, Inc. *	35,897
2,500	Johnson & Johnson	164,500
1,600	Merck & Co., Inc.	52,992
100	Mylan, Inc. *	2,076
18,976	Pfizer, Inc.	360,164

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,209,463

	Real Estate — 0.3%
800	Annaly Capital Management, Inc. REIT	14,504
300	ProLogis, Inc. REIT	8,169

	Total Real Estate	22,673

	Retailing — 1.3%
100	Abercrombie & Fitch Co.-Class A	6,361
100	Advance Auto Parts, Inc.	6,072
450	Aeropostale, Inc. *	5,031
200	AutoNation, Inc. *	8,076
30	AutoZone, Inc. *	9,210
200	Best Buy Co., Inc.	5,118
200	Dollar Tree, Inc. *	14,284
100	Family Dollar Stores, Inc.	5,339
400	Foot Locker, Inc.	8,348
100	Genuine Parts Co.	5,502
100	Guess?, Inc.	3,411
200	J.C. Penney Co., Inc.	5,326
500	Lowe’s Cos., Inc.	9,965
100	O’Reilly Automotive, Inc. *	6,488

8	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
200	Rent-A-Center, Inc.	5,636
100	Target Corp.	5,167

	Total Retailing	109,334

	Semiconductors & Semiconductor Equipment — 0.3%
200	KLA-Tencor Corp.	7,336
600	Texas Instruments, Inc.	15,726

	Total Semiconductors & Semiconductor Equipment	23,062

	Software & Services — 10.8%
200	Cognizant Technology Solutions Corp.-Class A *	12,690
3,000	eBay, Inc. *	92,610
100	Fiserv, Inc. *	5,583
380	Google, Inc.-Class A *	205,565
330	International Business Machines Corp.	56,730
9,300	Microsoft Corp.	247,380
8,400	Oracle Corp.	235,788
1,700	Symantec Corp. *	29,155

	Total Software & Services	885,501

	Technology Hardware & Equipment — 7.0%
640	Apple, Inc. *	246,291
200	Arrow Electronics, Inc. *	6,240
2,800	Cisco Systems, Inc.	43,904
700	Dell, Inc. *	10,406
3,900	Hewlett-Packard Co.	101,517
700	Ingram Micro, Inc.-Class A *	12,488
200	Juniper Networks, Inc. *	4,186
400	Lexmark International, Inc. *	12,784
200	Motorola Solutions, Inc. *	8,418
1,700	Qualcomm, Inc.	87,482
200	Tech Data Corp. *	9,416
1,000	Western Digital Corp. *	29,490

	Total Technology Hardware & Equipment	572,622

See accompanying notes to the financial statements.	9

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Telecommunication Services — 5.1%
8,558	AT&T, Inc.	243,732
200	Centurylink, Inc.	7,230
200	MetroPCS Communications, Inc. *	2,232
4,652	Verizon Communications, Inc.	168,263

	Total Telecommunication Services	421,457

	Transportation — 0.6%
200	Con-way, Inc.	5,118
450	Union Pacific Corp.	41,476

	Total Transportation	46,594

	Utilities — 0.8%
300	Aqua America, Inc.	6,624
500	Exelon Corp.	21,560
300	NextEra Energy, Inc.	17,016
600	Southern Co.	24,816

	Total Utilities	70,016

	TOTAL COMMON STOCKS (COST $7,404,833)	8,029,351

	MUTUAL FUNDS — 2.0%

	Affiliated Issuers — 2.0%
6,720	GMO U.S. Treasury Fund	168,068

	TOTAL MUTUAL FUNDS (COST $168,001)	168,068

	RIGHTS AND WARRANTS — 0.0%

	Insurance — 0.0%
160	American International Group, Inc., Warrants, Strike 45.00 *	1,200

10	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
400	Sanofi Aventis, Rights, Expires 12/31/20 *	420

	TOTAL RIGHTS AND WARRANTS (COST $3,659)	1,620

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
49,123	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	49,123

	TOTAL SHORT-TERM INVESTMENTS (COST $49,123)	49,123

	TOTAL INVESTMENTS — 100.2% (Cost $7,625,616)	8,248,162
	Other Assets and Liabilities (net) — (0.2%)	(19,039)

	TOTAL NET ASSETS — 100.0%	$8,229,123

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	11

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $7,457,615) (Note 2)	$8,080,094
Investments in affiliated issuers, at value (cost $168,001) (Notes 2 and 10)	168,068
Dividends receivable	25,636
Receivable for expenses reimbursed by Manager (Note 5)	8,494

Total assets	8,282,292

Liabilities:
Payable to affiliate for (Note 5):
Management fee	2,101
Shareholder service fee	1,017
Trustees and Trust Officers or agents unaffiliated with the Manager	21
Accrued expenses	50,030

Total liabilities	53,169

Net assets	$8,229,123

Net assets consist of:
Paid-in capital	$10,397,112
Accumulated undistributed net investment income	31,458
Accumulated net realized loss	(2,821,993)
Net unrealized appreciation	622,546

$8,229,123

Net assets attributable to:
Class III shares	$8,229,123

Shares outstanding:
Class III	1,103,021

Net asset value per share:
Class III	$7.46

12	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$95,306
Dividends from affiliated issuers (Note 10)	60
Interest	1

Total investment income	95,367

Expenses:
Management fee (Note 5)	13,386
Shareholder service fee – Class III (Note 5)	6,477
Audit and tax fees	28,888
Custodian, fund accounting agent and transfer agent fees	8,648
Registration fees	372
Legal fees	184
Trustees fees and related expenses (Note 5)	16
Miscellaneous	5,164

Total expenses	63,135
Fees and expenses reimbursed by Manager (Note 5)	(43,244)

Net expenses	19,891

Net investment income (loss)	75,476

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	371,753
Investments in affiliated issuers	(30)
Realized gains distributions from affiliated issuers (Note 10)	8
Swap contracts	(1,283)

Net realized gain (loss)	370,448

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(793,477)
Investments in affiliated issuers	106
Swap contracts	960

Net unrealized gain (loss)	(792,411)

Net realized and unrealized gain (loss)	(421,963)

Net increase (decrease) in net assets resulting from operations	$(346,487)

See accompanying notes to the financial statements.	13

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$75,476	$117,163
Net realized gain (loss)	370,448	280,327
Change in net unrealized appreciation (depreciation)	(792,411)	1,142,182

Net increase (decrease) in net assets from operations	(346,487)	1,539,672

Distributions to shareholders from:
Net investment income
Class III	(67,906)	(114,113)

Net share transactions (Note 9):
Class III	69,793	127,830

Total increase (decrease) in net assets	(344,600)	1,553,389

Net assets:
Beginning of period	8,573,723	7,020,334

End of period (including accumulated undistributed net investment income of $31,458 and $23,888, respectively)	$8,229,123	$8,573,723

14	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009		2008	2007

Net asset value, beginning of period	$7.83		$6.53		$4.55	$7.86		$9.68	$10.78

Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.11		0.10	0.14		0.18	0.21
Net realized and unrealized gain (loss)	(0.38)		1.30		1.98	(3.31)		(1.23)	0.80

Total from investment operations	(0.31)		1.41		2.08	(3.17)		(1.05)	1.01

Less distributions to shareholders:
From net investment income	(0.06)		(0.11)		(0.10)	(0.14)		(0.18)	(0.23)
From net realized gains	—		—		—	—		(0.59)	(1.88)

Total distributions	(0.06)		(0.11)		(0.10)	(0.14)		(0.77)	(2.11)

Net asset value, end of period	$7.46		$7.83		$6.53	$4.55		$7.86	$9.68

Total Return(a)	(3.99	)%**	21.81	%(b)	45.95%	(40.83)%		(11.88)%	9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,229		$8,574		$7,020	$4,838		$29,358	$35,726
Net expenses to average daily net assets	0.46	%(d)*	0.46	%(d)	0.46%	0.46	%(c)	0.46%	0.46%
Net investment income (loss) to average daily net assets	1.75	%*	1.59%		1.70%	1.94%		1.93%	1.91%
Portfolio turnover rate	23	%**	53%		54%	57%		75%	72%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.00	%*	1.30%		1.22%	0.43%		0.23%	0.13%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	15

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Intrinsic Value Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks long-term capital growth.  The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

16

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$8,029,351	$—	$—	$8,029,351
Mutual Funds	168,068	—	—	168,068
Rights and Warrants	—	1,620	—	1,620
Short-Term Investments	49,123	—	—	49,123

Total Investments	8,246,542	1,620	—	8,248,162

Total	$8,246,542	$1,620	$—	$8,248,162

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

18

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. As of February 28, 2011, the capital loss carryforwards disclosed below were permanently reduced by $290,942 due to share ownership activity. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any, subsequent to February 28, 2011 could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2017	$(2,533,619)
February 28, 2018	(290,942)
February 28, 2019	(44,588)

Total	$(2,869,149)

19

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$7,898,725	$697,543	$(348,106)	$349,437

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

20

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be

21

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

22

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its’ net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives).  Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives

23

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

24

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

25

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon

26

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used total return swap agreements to achieve returns comparable to holding and lending a direct equity position. The Fund had no swap agreements outstanding at the end of the period.

27

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$1,620	$—	$1,620

Total	$—	$—	$—	$1,620	$—	$1,620

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Swap agreements	$—	$—	$—	$(1,283)	$—	$(1,283)

Total	$—	$—	$—	$(1,283)	$—	$(1,283)

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$(1,328)	$—	$(1,328)
Swap agreements	—	—	—	960	—	960

Total	$—	$—	$—	$(368)	$—	$(368)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for

28

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Swap	Rights and/or
	Agreements	Warrants

Average amount outstanding	$5,130	$2,149

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.31% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $16 and $12, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

29

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $2,107,560 and $2,013,869, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 97.67% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.36% of the Fund’s shares were held by senior management of the Manager and GMO Trust officers and 0.20% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

30

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	923	$7,224	5,305	$39,149
Shares issued to shareholders in reinvestment of distributions	8,430	67,569	16,949	113,504
Shares repurchased	(638)	(5,000)	(3,472)	(24,823)

Net increase (decrease)	8,715	$69,793	18,782	$127,830

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO U.S. Treasury Fund	$205,992	$75,000	$113,000	$60	$8	$168,068

Totals	$205,992	$75,000	$113,000	$60	$8	$168,068

31

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

32

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

33

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

34

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

35

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.46%	$1,000.00	$960.10	$2.27
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

36

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.5%
Mutual Funds	1.3
Short-Term Investments	0.2
Other	(1.0)

100.0%

Industry Group Summary	% of Equity Investments*
Capital Goods	14.0%
Software & Services	11.3
Energy	9.4
Health Care Equipment & Services	8.9
Consumer Durables & Apparel	7.6
Materials	6.6
Technology Hardware & Equipment	6.6
Retailing	5.8
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Semiconductors & Semiconductor Equipment	4.5
Diversified Financials	4.0
Consumer Services	3.3
Commercial & Professional Services	2.6
Household & Personal Products	2.3
Insurance	1.8
Automobiles & Components	1.6
Food, Beverage & Tobacco	1.5
Transportation	1.2
Food & Staples Retailing	0.9
Telecommunication Services	0.7
Banks	0.1
Media	0.1
Real Estate	0.1

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%

	Automobiles & Components — 1.6%
800	Dana Holding Corp. *	10,200
500	Dorman Products, Inc. *	16,175
400	Exide Technologies *	2,256
1,300	Goodyear Tire & Rubber Co. (The) *	16,198
100	Standard Motor Products, Inc.	1,317
800	Tenneco, Inc. *	26,248

	Total Automobiles & Components	72,394

	Banks — 0.1%
100	Signature Bank/New York NY *	5,561
100	ViewPoint Financial Group	1,201

	Total Banks	6,762

	Capital Goods — 13.9%
1,100	Ametek, Inc.	42,988
200	Applied Industrial Technologies, Inc.	6,124
100	Armstrong World Industries, Inc.	4,027
400	Astronics Corp. *	11,932
40	Astronics Corp.-Class B *	1,000
300	Blount International, Inc. *	4,716
200	CAI International, Inc. *	3,026
800	Chicago Bridge & Iron Co NV (NY Shares)	28,600
600	Colfax Corp. *	15,048
400	DXP Enterprises, Inc. *	9,636
100	EnPro Industries, Inc. *	3,882
800	Gardner Denver, Inc.	63,032
100	General Cable Corp. *	3,015
600	Graco, Inc.	23,688
100	Hubbell, Inc.-Class B	5,913
100	KBR, Inc.	3,005
300	Kennametal, Inc.	11,058
400	Lincoln Electric Holdings, Inc.	13,612
800	Manitowoc Co. (The), Inc.	8,888

2	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
300	Middleby Corp. *	24,169
100	MSC Industrial Direct Co., Inc.-Class A	6,167
100	Nordson Corp.	4,390
1,100	Pall Corp.	56,243
1,400	Polypore International, Inc. *	86,338
100	Raven Industries, Inc.	5,433
900	Sauer-Danfoss, Inc. *	38,907
100	Textainer Group Holdings Ltd.	2,371
100	Thomas & Betts Corp. *	4,368
900	Timken Co. (The)	35,415
200	Titan International, Inc.	4,300
100	Titan Machinery, Inc. *	2,651
100	Toro Co. (The)	5,457
1,000	Trimas Corp. *	19,330
1,400	WABCO Holdings, Inc. *	65,310
400	WESCO International, Inc. *	17,236

	Total Capital Goods	641,275

	Commercial & Professional Services — 2.6%
200	Acacia Research – Acacia Technologies *	8,740
300	Brink’s Co. (The)	7,710
400	Clean Harbors, Inc. *	21,548
200	CompX International, Inc.	2,886
100	Copart, Inc. *	4,304
500	Deluxe Corp.	11,065
400	IHS, Inc.-Class A *	31,036
300	Insperity, Inc.	7,470
400	Knoll, Inc.	6,328
800	Rollins, Inc.	16,728
100	SFN Group, Inc. *	1,401
100	Steelcase, Inc.-Class A	828

	Total Commercial & Professional Services	120,044

See accompanying notes to the financial statements.	3

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — 7.5%
1,600	Fossil, Inc. *	154,576
300	Oxford Industries, Inc.	10,746
400	Polaris Industries, Inc.	43,948
300	Steven Madden Ltd. *	10,836
1,100	Tempur-Pedic International, Inc. *	64,064
500	Timberland Co.-Class A *	21,470
600	Under Armour, Inc.-Class A *	42,516

	Total Consumer Durables & Apparel	348,156

	Consumer Services — 3.3%
100	AFC Enterprises, Inc. *	1,299
100	BJ’s Restaurants, Inc. *	4,617
400	Brinker International, Inc.	9,032
100	DineEquity, Inc. *	4,190
200	Domino’s Pizza, Inc. *	5,546
500	Krispy Kreme Doughnuts, Inc. *	4,545
200	Papa John’s International, Inc. *	5,950
1,900	Weight Watchers International, Inc.	114,988

	Total Consumer Services	150,167

	Diversified Financials — 4.0%
200	Affiliated Managers Group, Inc. *	17,432
1,200	BGC Partners, Inc.-Class A	7,884
200	Credit Acceptance Corp. *	13,828
1,000	DFC Global Corp. *	22,070
500	EZCORP, Inc.-Class A *	16,775
400	Financial Engines, Inc. *	8,912
900	First Cash Financial Services, Inc. *	42,039
102	Kohlberg Capital Corp.	664
100	Stifel Financial Corp. *	3,008
200	Virtus Investment Partners, Inc. *	12,262
800	Waddell and Reed Financial, Inc.	24,976
200	World Acceptance Corp. *	13,030

	Total Diversified Financials	182,880

4	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Energy — 9.4%
200	Apco Oil and Gas International, Inc.	15,828
100	Atwood Oceanics, Inc. *	4,209
500	Callon Petroleum Co. *	2,875
100	CARBO Ceramics, Inc.	16,015
400	Clayton Williams Energy, Inc. *	22,696
400	CVR Energy, Inc. *	11,388
1,000	Golar LNG Ltd.	32,990
300	Gulfport Energy Corp. *	8,670
2,100	HollyFrontier Corp.	150,696
900	ION Geophysical Corp. *	6,363
300	Lufkin Industries, Inc.	18,669
100	Oil States International, Inc. *	6,608
100	Rowan Cos, Inc. *	3,607
1,350	RPC, Inc.	34,965
300	SandRidge Energy, Inc. *	2,202
300	St Mary Land & Exploration Co.	22,950
1,100	Stone Energy Corp. *	29,051
300	Superior Energy Services, Inc. *	10,596
700	W&T Offshore, Inc.	14,784
600	Western Refining, Inc. *	10,464
200	World Fuel Services Corp.	7,428

	Total Energy	433,054

	Food & Staples Retailing — 0.9%
600	PriceSmart, Inc.	39,276

	Food, Beverage & Tobacco — 1.5%
200	B&G Foods, Inc.	3,642
200	Boston Beer Co., Inc.-Class A *	16,214
1,900	Darling International, Inc. *	32,015
200	Hansen Natural Corp. *	17,064

	Total Food, Beverage & Tobacco	68,935

See accompanying notes to the financial statements.	5

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — 8.8%
200	Accretive Health, Inc. *	5,368
100	Air Methods Corp. *	6,655
400	AMERIGROUP Corp. *	19,788
100	athenahealth, Inc. *	5,800
200	Chemed Corp.	11,610
500	Cooper Cos, Inc. (The)	37,635
400	CorVel Corp. *	18,248
400	Delcath Systems, Inc. *	1,656
300	Ensign Group, Inc. (The)	6,999
900	Gen-Probe, Inc. *	53,973
100	Haemonetics Corp. *	6,251
1,500	Health Management Associates, Inc.-Class A *	12,330
200	Healthspring, Inc. *	7,808
500	Hill-Rom Holdings, Inc.	15,150
300	HMS Holdings Corp. *	7,869
200	IPC The Hospitalist Co., Inc. *	8,020
200	Kinetic Concepts, Inc. *	13,508
400	Masimo Corp.	9,868
200	Medidata Solutions, Inc. *	3,300
700	Mednax, Inc. *	45,717
200	National Research Corp.	6,754
500	Neogen Corp. *	17,360
300	Providence Service Corp. (The) *	3,192
900	PSS World Medical, Inc. *	21,222
300	Quality Systems, Inc.	27,606
200	Sirona Dental Systems, Inc. *	9,332
1,300	Sunrise Senior Living, Inc. *	9,646
100	Team Health Holdings, Inc. *	1,869
100	WellCare Health Plans, Inc. *	4,583
100	West Pharmaceutical Services, Inc.	4,012
100	Zoll Medical Corp. *	4,468

	Total Health Care Equipment & Services	407,597

6	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Household & Personal Products — 2.3%
1,900	Herbalife Ltd.	106,020
64	USANA Health Sciences, Inc. *	1,647

	Total Household & Personal Products	107,667

	Insurance — 1.7%
400	Brown & Brown, Inc.	8,404
913	Erie Indemnity Co.-Class A	67,133
200	Validus Holdings Ltd.	5,164

	Total Insurance	80,701

	Materials — 6.6%
400	Albemarle Corp.	20,284
100	Balchem Corp.-Class B	4,130
100	Clearwater Paper Corp. *	3,682
1,300	Crown Holdings, Inc. *	46,111
100	Eastman Chemical Co.	8,273
300	Flotek Industries, Inc. *	2,079
1,200	Globe Specialty Metals, Inc.	20,100
300	Hawkins, Inc.	10,875
300	International Flavors & Fragrances, Inc.	17,406
300	Koppers Holdings, Inc.	9,969
400	Kraton Performance Polymers, Inc. *	9,588
500	LSB Industries, Inc. *	19,975
100	NewMarket Corp.	16,768
300	Noranda Aluminum Holding Corp. *	3,411
900	Omnova Solutions, Inc. *	3,969
600	PolyOne Corp.	7,578
700	Rockwood Holdings, Inc. *	35,700
400	RPM International, Inc.	8,336
100	Schnitzer Steel Industries, Inc.-Class A	4,554
100	Silgan Holdings, Inc.	3,793
1,000	Solutia, Inc. *	17,380
3,300	US Gold Corp. *	20,427

See accompanying notes to the financial statements.	7

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
200	W.R. Grace & Co. *	7,884
100	Worthington Industries, Inc.	1,625

	Total Materials	303,897

	Media — 0.1%
100	Arbitron, Inc.	3,755
100	Madison Square Garden Co. (The)-Class A *	2,416

	Total Media	6,171

	Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
3,300	Akorn, Inc. *	26,532
400	ARIAD Pharmaceuticals, Inc. *	3,936
600	Bruker Corp. *	8,538
600	Charles River Laboratories International, Inc. *	19,872
1,000	Depomed, Inc. *	6,220
400	Exelixis, Inc. *	2,992
300	Impax Laboratories, Inc. *	5,901
1,400	Jazz Pharmaceuticals, Inc. *	60,046
400	Medicines Co. *	5,832
460	Mettler-Toledo International, Inc. *	73,264
300	PerkinElmer, Inc.	6,861
400	Questcor Pharmaceuticals, Inc. *	12,020
100	ZIOPHARM Oncology, Inc. *	573

	Total Pharmaceuticals, Biotechnology & Life Sciences	232,587

	Real Estate — 0.1%
100	Getty Realty Corp. REIT	1,901
100	Rayonier, Inc. REIT	4,194

	Total Real Estate	6,095

	Retailing — 5.8%
100	Aaron’s, Inc.	2,664
600	Abercrombie & Fitch Co.-Class A	38,166
800	ANN, Inc. *	18,856
100	Cato Corp. (The)-Class A	2,538

8	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
300	Chico’s FAS, Inc.	4,176
100	Destination Maternity Corp.	1,405
100	Group 1 Automotive, Inc.	4,175
200	Hibbett Sports, Inc. *	7,492
150	Jos. A. Bank Clothiers, Inc. *	7,688
100	Lithia Motors, Inc.-Class A	1,887
300	Penske Auto Group, Inc.	5,472
2,200	Sally Beauty Holdings, Inc. *	37,180
400	Select Comfort Corp. *	6,352
1,600	Tractor Supply Co.	98,192
500	Ulta Salon Cosmetics & Fragrance, Inc. *	29,540

	Total Retailing	265,783

	Semiconductors & Semiconductor Equipment — 4.5%
9,200	Atmel Corp. *	83,812
500	AXT, Inc. *	3,885
1,500	Cypress Semiconductor Corp. *	23,760
300	Entegris, Inc. *	2,256
400	GSI Technology, Inc. *	2,012
700	GT Advanced Technologies, Inc. *	8,547
400	IXYS Corp. *	4,800
300	Micrel, Inc.	3,033
200	MIPS Technologies, Inc. *	1,120
200	National Semiconductor Corp.	4,980
100	NVE Corp. *	6,606
1,200	ON Semiconductor Corp. *	8,724
2,600	Silicon Image, Inc. *	13,858
1,400	Skyworks Solutions, Inc. *	28,882
1,300	TriQuint Semiconductor, Inc. *	9,854

	Total Semiconductors & Semiconductor Equipment	206,129

	Software & Services — 11.3%
300	ACI Worldwide, Inc. *	8,973
600	Alliance Data Systems Corp. *	56,046
500	Ancestry.com, Inc. *	17,855

See accompanying notes to the financial statements.	9

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
100	Ariba, Inc. *	2,713
2,400	Compuware Corp. *	20,304
300	DemandTec, Inc. *	1,974
400	DST Systems, Inc.	18,768
100	Factset Research Systems, Inc.	8,790
1,900	Fortinet, Inc. *	36,347
700	Global Cash Access Holdings, Inc. *	2,100
200	Global Payments, Inc.	9,166
1,100	Informatica Corp. *	45,958
300	Liquidity Services, Inc. *	7,200
300	LivePerson, Inc. *	3,525
1,000	Magma Design Automation, Inc. *	5,090
200	MAXIMUS, Inc.	7,398
200	Mentor Graphics Corp. *	2,238
300	Micros Systems, Inc. *	14,298
400	Netscout Systems, Inc. *	5,520
700	NIC, Inc.	8,134
400	Opnet Technologies, Inc.	13,800
50	Progress Software Corp. *	1,041
200	Quest Software, Inc. *	3,446
700	Rackspace Hosting, Inc. *	25,592
1,000	Smith Micro Software, Inc. *	1,890
100	Solera Holdings, Inc.	5,865
300	Support.com, Inc. *	747
500	Syntel, Inc.	22,880
600	TeleTech Holdings, Inc. *	10,644
4,100	TIBCO Software, Inc. *	91,758
400	Travelzoo, Inc. *	14,612
200	Valueclick, Inc. *	3,060
1,000	VeriFone Systems, Inc. *	35,220
200	Virtusa Corp. *	3,154
100	VistaPrint NV *	2,943

	Total Software & Services	519,049

10	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — 6.6%
400	Acme Packet, Inc. *	18,836
400	ADTRAN, Inc.	12,424
400	Anixter International, Inc.	23,604
300	Arrow Electronics, Inc. *	9,360
100	Cognex Corp.	3,200
500	DDi Corp.	3,790
100	Faro Technologies, Inc. *	3,797
200	FEI Co. *	6,398
1,000	Finisar Corp. *	18,460
400	InterDigital, Inc.	28,160
600	IPG Photonics Corp. *	34,788
600	Ixia *	5,154
500	National Instruments Corp.	12,715
1,900	NCR Corp. *	32,737
100	Newport Corp. *	1,294
100	Oplink Communications, Inc. *	1,653
600	Polycom, Inc. *	14,280
400	Riverbed Technology, Inc. *	9,912
100	Rofin-Sinar Technologies, Inc. *	2,309
400	Trimble Navigation Ltd. *	14,856
400	Universal Display Corp. *	19,628
64	Vishay Precision Group, Inc. *	960
700	Zebra Technologies Corp. *	25,151

	Total Technology Hardware & Equipment	303,466

	Telecommunication Services — 0.7%
600	Cogent Communications Group, Inc. *	8,508
1,700	MetroPCS Communications, Inc. *	18,972
100	Neutral Tandem, Inc. *	1,189
200	USA Mobility, Inc.	3,034

	Total Telecommunication Services	31,703

	Transportation — 1.2%
700	Avis Budget Group, Inc. *	9,205
800	Old Dominion Freight Line, Inc. *	25,696

See accompanying notes to the financial statements.	11

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued
100	Park-Ohio Holdings Corp. *	1,587
100	Ryder System, Inc.	4,708
1,100	UTi Worldwide, Inc.	14,900

	Total Transportation	56,096

	TOTAL COMMON STOCKS (COST $4,469,199)	4,589,884

	MUTUAL FUNDS — 1.3%

	Affiliated Issuers — 1.3%
2,320	GMO U.S. Treasury Fund	58,034

	TOTAL MUTUAL FUNDS (COST $58,034)	58,034

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
11,625	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	11,625

	TOTAL SHORT-TERM INVESTMENTS (COST $11,625)	11,625

	TOTAL INVESTMENTS — 101.0% (Cost $4,538,858)	4,659,543
	Other Assets and Liabilities (net) — (1.0%)	(46,496)

	TOTAL NET ASSETS — 100.0%	$4,613,047

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

12	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $4,480,824) (Note 2)	$4,601,509
Investments in affiliated issuers, at value (cost $58,034) (Notes 2 and 10)	58,034
Receivable for investments sold	79,016
Dividends receivable	1,054
Receivable for expenses reimbursed by Manager (Note 5)	12,681

Total assets	4,752,294

Liabilities:
Payable for investments purchased	75,973
Payable to affiliate for (Note 5):
Management fee	1,177
Shareholder service fee	570
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Accrued expenses	61,507

Total liabilities	139,247

Net assets	$4,613,047

Net assets consist of:
Paid-in capital	$4,708,633
Accumulated undistributed net investment income	1,123
Accumulated net realized loss	(217,394)
Net unrealized appreciation	120,685

$4,613,047

Net assets attributable to:
Class III shares	$4,613,047

Shares outstanding:
Class III	383,500

Net asset value per share:
Class III	$12.03

See accompanying notes to the financial statements.	13

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers (net of withholding taxes of $17)	$20,525
Dividends from affiliated issuers (Note 10)	20

Total investment income	20,545

Expenses:
Management fee (Note 5)	10,471
Shareholder service fee – Class III (Note 5)	5,067
Custodian, fund accounting agent and transfer agent fees	37,352
Audit and tax fees	28,888
Registration fees	1,104
Legal fees	92
Trustees fees and related expenses (Note 5)	43
Miscellaneous	5,164

Total expenses	88,181
Fees and expenses reimbursed by Manager (Note 5)	(72,589)

Net expenses	15,592

Net investment income (loss)	4,953

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,895,878

Net realized gain (loss)	2,895,878

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,709,760)

Net unrealized gain (loss)	(2,709,760)

Net realized and unrealized gain (loss)	186,118

Net increase (decrease) in net assets resulting from operations	$191,071

14	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,953	$28,459
Net realized gain (loss)	2,895,878	1,455,161
Change in net unrealized appreciation (depreciation)	(2,709,760)	2,511,716

Net increase (decrease) in net assets from operations	191,071	3,995,336

Distributions to shareholders from:
Net investment income
Class III	(7,086)	(37,472)
Net realized gains
Class III	(2,806,995)	—

	(2,814,081)	(37,472)

Net share transactions (Note 9):
Class III	(6,042,431)	(583,571)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	44,736	4,754

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(5,997,695)	(578,817)

Total increase (decrease) in net assets	(8,620,705)	3,379,047

Net assets:
Beginning of period	13,233,752	9,854,705

End of period (including accumulated undistributed net investment income of $1,123 and $3,256, respectively)	$4,613,047	$13,233,752

See accompanying notes to the financial statements.	15

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value, beginning of period	$15.87		$11.17		$7.54	$13.59	$18.93	$19.67

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.03		0.03	0.04	0.06	0.07
Net realized and unrealized gain (loss)	(0.47	)(a)	4.71		3.63	(6.05)	(1.79)	0.79

Total from investment operations	(0.46)		4.74		3.66	(6.01)	(1.73)	0.86

Less distributions to shareholders:
From net investment income	(0.01)		(0.04)		(0.03)	(0.04)	(0.06)	(0.09)
From net realized gains	(3.37)		—		—	—	(3.49)	(1.51)
Return of capital	—		—		—	—	(0.06)	—

Total distributions	(3.38)		(0.04)		(0.03)	(0.04)	(3.61)	(1.60)

Net asset value, end of period	$12.03		$15.87		$11.17	$7.54	$13.59	$18.93

Total Return(b)	(4.25	)%**	42.57%		48.53%	(44.27)%	(11.74)%	4.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,613		$13,234		$9,855	$3,882	$8,198	$25,314
Net expenses to average daily net assets	0.46	%*	0.46	%(c)	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	0.15	%*	0.26%		0.28%	0.35%	0.30%	0.38%
Portfolio turnover rate	61	%**	136%		140%	127%	118%	109%
Fees and expenses reimbursed by the Manager to average daily net assets:	2.15	%*	1.39%		1.94%	1.74%	0.48%	0.60%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.09		$0.01		$0.06	$0.01	$0.07	$0.03

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Small/Mid Cap Growth Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Growth Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

17

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The

18

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$4,589,884	$—	$—	$4,589,884
Mutual Funds	58,034	—	—	58,034
Short-Term Investments	11,625	—	—	11,625

Total Investments	4,659,543	—	—	4,659,543

Total	$4,659,543	$—	$—	$4,659,543

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

19

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. As of February 28, 2011, the capital loss carryforwards disclosed below were permanently reduced by $244,044 due to share ownership activity. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any, subsequent to February 28, 2011 could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards expire as follows:

February 28, 2017	$(1,278,606)
February 28, 2018	(213,101)

Total	$(1,491,707)

20

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$4,544,982	$546,859	$(432,298)	$114,561

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

21

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption, by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

22

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk — Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

23

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

24

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater

25

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

26

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the

27

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

28

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

29

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.31% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

30

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $43 and $12, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $4,024,327 and $12,758,991, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 86.79% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. One of the shareholders is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.71% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 91.90% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

31

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	12,271	$152,325	11,204	$166,147
Shares issued to shareholders in reinvestment of distributions	219,285	2,813,431	2,617	34,039
Shares repurchased	(681,861)	(9,008,187)	(62,535)	(783,757)
Purchase premiums	—	229	—	835
Redemption fees	—	44,507	—	3,919

Net increase (decrease)	(450,305)	$(5,997,695)	(48,714)	$(578,817)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S. Treasury Fund	$101,000	$305,000	$347,962	$20	$—	$58,034

Totals	$101,000	$305,000	$347,962	$20	$—	$58,034

32

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

33

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

34

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

35

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.46%	$1,000.00	$957.50	$2.26
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

37

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	1.9
Short-Term Investments	0.5
Rights and Warrants	0.2
Other	(1.3)

100.0%

Industry Group Summary	% of Equity Investments*
Health Care Equipment & Services	14.2%
Retailing	12.6
Capital Goods	7.3
Software & Services	7.0
Technology Hardware & Equipment	6.0
Insurance	5.7
Energy	5.6
Materials	5.3
Commercial & Professional Services	5.2
Consumer Durables & Apparel	4.7
Food, Beverage & Tobacco	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Consumer Services	4.1
Household & Personal Products	3.7
Diversified Financials	3.5
Media	1.4
Semiconductors & Semiconductor Equipment	1.3
Food & Staples Retailing	1.0
Automobiles & Components	1.0
Utilities	0.5
Banks	0.4
Telecommunication Services	0.3
Real Estate	0.2

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Automobiles & Components — 1.0%
300	Dorman Products, Inc. *	9,706
700	Lear Corp.	33,446
400	Standard Motor Products, Inc.	5,268

	Total Automobiles & Components	48,420

	Banks — 0.4%
200	Federal Agricultural Mortgage Corp.-Class C	4,016
500	MainSource Financial Group, Inc.	4,445
300	Prosperity Bancshares, Inc.	11,355

	Total Banks	19,816

	Capital Goods — 7.2%
900	Aircastle Ltd.	10,593
400	Applied Industrial Technologies, Inc.	12,248
400	Brady Corp.-Class A	11,000
600	Carlisle Cos., Inc.	23,526
300	Ceradyne, Inc. *	9,408
500	Crane Co.	21,125
200	Curtiss-Wright Corp.	6,158
200	DXP Enterprises, Inc. *	4,818
300	EnerSys *	6,741
200	Esterline Technologies Corp. *	15,058
700	Hubbell, Inc.-Class B	41,391
800	Idex Corp.	29,744
1,100	KBR, Inc.	33,055
200	Mueller Industries, Inc.	9,428
300	NN, Inc. *	2,310
100	Preformed Line Products Co.	5,522
400	Primoris Services Corp.	4,600
100	Raven Industries, Inc.	5,433
100	Roper Industries, Inc.	7,695
15	Seaboard Corp.	34,635
100	Standex International Corp.	2,910

2	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
300	Teledyne Technologies, Inc. *	16,377
300	Titan Machinery, Inc. *	7,953
200	Trimas Corp. *	3,866
500	WESCO International, Inc. *	21,545

	Total Capital Goods	347,139

	Commercial & Professional Services — 5.2%
600	Avery Dennison Corp.	17,466
200	Brink’s Co. (The)	5,140
1,200	Cintas Corp.	38,376
700	Deluxe Corp.	15,491
300	G&K Services Inc.-Class A	8,466
400	Kelly Services, Inc.-Class A	6,080
800	Manpower, Inc.	32,224
200	Mine Safety Appliances Co.	6,180
300	Multi-Color Corp.	7,806
1,800	RR Donnelley & Sons Co.	27,450
800	SFN Group, Inc. *	11,208
600	Sykes Enterprises, Inc. *	9,390
100	Team, Inc. *	2,494
700	Towers Watson & Co.-Class A	41,293
100	UniFirst Corp.	5,178
400	United Stationers, Inc.	12,616

	Total Commercial & Professional Services	246,858

	Consumer Durables & Apparel — 4.6%
200	American Greetings Corp.-Class A	4,244
300	Carter’s, Inc. *	9,279
200	Columbia Sportswear Co.	10,538
280	Deckers Outdoor Corp. *	24,909
250	Fossil, Inc. *	24,153
100	G-III Apparel Group Ltd. *	2,826
200	Helen of Troy Ltd. *	6,004
700	Iconix Brand Group, Inc. *	13,706

See accompanying notes to the financial statements.	3

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
400	Jakks Pacific, Inc. *	6,800
200	Oxford Industries, Inc.	7,164
200	Perry Ellis International, Inc. *	4,596
160	Polaris Industries, Inc.	17,579
150	Steven Madden Ltd. *	5,418
400	Timberland Co.-Class A *	17,176
700	Tupperware Brands Corp.	46,550
600	Wolverine World Wide, Inc.	21,846

	Total Consumer Durables & Apparel	222,788

	Consumer Services — 4.1%
300	Apollo Group, Inc.-Class A *	14,048
200	Bob Evans Farms, Inc.	6,352
300	Bridgepoint Education, Inc. *	6,624
800	Brinker International, Inc.	18,064
600	Career Education Corp. *	10,182
400	DeVry, Inc.	17,672
200	DineEquity, Inc. *	8,380
600	Domino’s Pizza, Inc. *	16,638
900	Education Management Corp. *	14,157
1,400	H&R Block, Inc.	21,168
200	ITT Educational Services, Inc. *	14,432
200	Matthews International Corp.-Class A	6,682
300	Papa John’s International, Inc. *	8,925
100	Red Robin Gourmet Burgers, Inc. *	3,120
400	Six Flags Entertainment Corp.	13,420
100	Steiner Leisure Ltd. *	3,989
200	Weight Watchers International, Inc.	12,104

	Total Consumer Services	195,957

	Diversified Financials — 3.5%
800	Advance America Cash Advance Centers, Inc.	6,688
3,700	American Capital Ltd. *	32,227
400	Cash America International, Inc.	22,352

4	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — continued
100	Credit Acceptance Corp. *	6,914
200	Encore Capital Group, Inc. *	4,734
700	EZCORP, Inc.-Class A *	23,485
400	First Cash Financial Services, Inc. *	18,684
200	INTL FCStone, Inc. *	4,656
1,300	NASDAQ OMX Group, Inc. (The) *	30,797
400	Primus Guaranty Ltd. *	2,236
200	World Acceptance Corp. *	13,030

	Total Diversified Financials	165,803

	Energy — 5.5%
400	CVR Energy, Inc. *	11,388
800	Energen Corp.	39,280
800	HollyFrontier Corp.	57,408
500	Oil States International, Inc. *	33,040
200	SEACOR Holdings, Inc.	17,748
300	Stone Energy Corp. *	7,923
1,200	Tesoro Corp. *	28,872
900	W&T Offshore, Inc.	19,008
1,100	Western Refining, Inc. *	19,184
800	World Fuel Services Corp.	29,712

	Total Energy	263,563

	Food & Staples Retailing — 1.0%
100	Andersons (The), Inc.	4,021
400	Ingles Markets, Inc.-Class A	6,132
400	Ruddick Corp.	16,356
400	Spartan Stores, Inc.	6,456
400	Susser Holdings Corp. *	8,440
200	Weis Markets, Inc.	7,820

	Total Food & Staples Retailing	49,225

See accompanying notes to the financial statements.	5

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Food, Beverage & Tobacco — 4.5%
100	Coca-Cola Bottling Co.	5,600
1,300	Constellation Brands, Inc.-Class A *	25,701
700	Corn Products International, Inc.	32,732
500	Darling International, Inc. *	8,425
1,100	Dean Foods Co. *	9,504
900	Dole Food Co., Inc. *	10,143
900	Flowers Foods, Inc.	17,145
700	Fresh Del Monte Produce, Inc.	16,898
400	Hain Celestial Group (The), Inc. *	12,652
400	National Beverage Corp.	6,596
600	Ralcorp Holdings, Inc. *	51,942
900	Smithfield Foods, Inc. *	19,728

	Total Food, Beverage & Tobacco	217,066

	Health Care Equipment & Services — 14.0%
200	Amedisys, Inc. *	3,394
700	AMERIGROUP Corp. *	34,629
200	AmSurg Corp. *	4,526
200	Cantel Medical Corp.	4,986
600	Centene Corp. *	19,134
200	Chemed Corp.	11,610
400	Conmed Corp. *	9,380
1,000	Continucare Corp. *	6,360
600	Cooper Cos, Inc. (The)	45,162
1,900	Coventry Health Care, Inc. *	62,472
500	DENTSPLY International, Inc.	17,600
100	Ensign Group, Inc. (The)	2,333
700	Five Star Quality Care, Inc. *	2,275
300	Greatbatch, Inc. *	6,705
1,100	Health Net, Inc. *	27,159
1,000	Healthspring, Inc. *	39,040
400	Hill-Rom Holdings, Inc.	12,120
2,000	Hologic, Inc. *	33,280
200	ICU Medical, Inc. *	8,240

6	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
300	Integra LifeSciences Holdings Corp. *	11,964
300	Invacare Corp.	7,536
400	Kindred Healthcare, Inc. *	5,176
900	Kinetic Concepts, Inc. *	60,787
300	LifePoint Hospitals, Inc. *	11,010
300	Magellan Health Services, Inc. *	14,961
500	Mednax, Inc. *	32,655
700	MedQuist, Inc.	7,035
1,200	Metropolitan Health Networks, Inc. *	6,156
450	Molina Healthcare, Inc. *	8,653
1,200	Omnicare, Inc.	35,652
600	Owens & Minor, Inc.	17,664
800	Patterson Cos., Inc.	23,376
700	PSS World Medical, Inc. *	16,506
200	Skilled Healthcare Group Inc-Class A *	1,086
1,000	Universal American Corp.	10,990
500	Universal Health Services, Inc.-Class B	20,800
300	US Physical Therapy, Inc.	5,958
500	WellCare Health Plans, Inc. *	22,915

	Total Health Care Equipment & Services	671,285

	Household & Personal Products — 3.6%
700	Church & Dwight Co., Inc.	30,478
400	Elizabeth Arden, Inc. *	12,888
500	Energizer Holdings, Inc. *	37,740
1,100	Herbalife Ltd.	61,380
200	Nu Skin Enterprises, Inc.-Class A	8,458
600	Prestige Brands Holdings, Inc. *	6,462
500	Revlon, Inc.-Class A *	6,665
400	Spectrum Brands Holdings, Inc. *	10,712

	Total Household & Personal Products	174,783

See accompanying notes to the financial statements.	7

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Insurance — 5.5%
300	Allied World Assurance Co Holdings Ltd.	15,570
500	American Equity Investment Life Holding Co.	5,050
600	American Financial Group, Inc.	19,968
700	AmTrust Financial Services, Inc.	16,933
3,000	CNO Financial Group, Inc. *	19,290
200	Endurance Specialty Holdings Ltd.	7,232
120	Enstar Group Ltd. *	12,355
400	FBL Financial Group, Inc.-Class A	11,668
900	HCC Insurance Holdings, Inc.	26,316
400	Protective Life Corp.	7,596
900	Reinsurance Group of America, Inc.	48,033
1,200	Torchmark Corp.	45,852
1,000	Validus Holdings Ltd.	25,820

	Total Insurance	261,683

	Materials — 5.3%
1,400	Ball Corp.	50,288
700	Eastman Chemical Co.	57,911
200	Innophos Holdings, Inc.	8,322
200	Innospec, Inc. *	5,410
600	International Flavors & Fragrances, Inc.	34,812
400	Reliance Steel & Aluminum Co.	16,576
1,300	RPM International, Inc.	27,092
400	Sensient Technologies Corp.	14,540
700	Silgan Holdings, Inc.	26,551
200	TPC Group, Inc. *	6,380
300	Worthington Industries, Inc.	4,875

	Total Materials	252,757

	Media — 1.4%
500	Charter Communications, Inc.-Class A *	24,940
1,100	Gannett Co., Inc.	12,705
400	Global Sources Ltd *	3,272

8	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Media — continued
400	John Wiley and Sons, Inc.-Class A	19,516
1,000	Sinclair Broadcast Group, Inc.	7,810

	Total Media	68,243

	Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
240	Bio-Rad Laboratories, Inc. *	24,082
400	Cephalon, Inc. *	32,256
300	Charles River Laboratories International, Inc. *	9,936
400	Covance, Inc. *	19,824
1,500	Endo Pharmaceuticals Holdings, Inc. *	47,865
500	K-V Pharmaceutical Co.-Class A *	885
300	Medicis Pharmaceutical Corp.-Class A	11,670
500	PerkinElmer, Inc.	11,435
1,100	Viropharma, Inc. *	21,791
400	Watson Pharmaceuticals, Inc. *	26,848

	Total Pharmaceuticals, Biotechnology & Life Sciences	206,592

	Real Estate — 0.2%
400	Capstead Mortgage Corp. REIT	5,324
700	Newcastle Investment Corp. REIT	3,871

	Total Real Estate	9,195

	Retailing — 12.4%
400	Aaron’s, Inc.	10,656
900	Abercrombie & Fitch Co.-Class A	57,249
200	Advance Auto Parts, Inc.	12,144
300	ANN, Inc. *	7,071
400	Asbury Automotive Group, Inc. *	7,524
800	Ascena Retail Group, Inc. *	22,736
1,100	AutoNation, Inc. *	44,418
600	Buckle (The), Inc.	23,640
600	Cabela’s, Inc. *	14,070
200	Cato Corp. (The)-Class A	5,076
900	Chico’s FAS, Inc.	12,528

See accompanying notes to the financial statements.	9

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
100	Core-Mark Holding Co., Inc. *	3,552
200	Destination Maternity Corp.	2,810
700	Dillard’s, Inc.-Class A	32,396
130	DSW, Inc.-Class A *	6,031
300	Express, Inc.	5,727
100	Family Dollar Stores, Inc.	5,339
300	Finish Line (The), Inc.-Class A	6,030
1,200	Foot Locker, Inc.	25,044
400	Fred’s, Inc.-Class A	4,580
1,400	GameStop Corp.-Class A *	33,502
300	Genesco, Inc. *	15,906
300	Group 1 Automotive, Inc.	12,525
100	Hibbett Sports, Inc. *	3,746
300	Jos. A. Bank Clothiers, Inc. *	15,375
400	Lithia Motors, Inc.-Class A	7,548
500	Men’s Wearhouse (The), Inc.	14,455
1,100	Penske Auto Group, Inc.	20,064
1,200	PetSmart, Inc.	50,616
900	Rent-A-Center, Inc.	25,362
300	Select Comfort Corp. *	4,764
100	Shoe Carnival, Inc. *	2,531
500	Sonic Automotive, Inc.	6,940
300	Stage Stores, Inc.	4,899
300	Tiffany & Co.	21,588
300	Tractor Supply Co.	18,411
900	Williams-Sonoma, Inc.	29,799

	Total Retailing	596,652

	Semiconductors & Semiconductor Equipment — 1.3%
1,300	Entegris, Inc. *	9,776
1,600	Fairchild Semiconductor International, Inc. *	21,216
1,100	GT Advanced Technologies, Inc. *	13,431
300	MKS Instruments, Inc.	6,966

10	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
800	Photronics, Inc. *	5,184
300	Spansion, Inc. *	4,503

	Total Semiconductors & Semiconductor Equipment	61,076

	Software & Services — 6.9%
300	Alliance Data Systems Corp. *	28,023
400	Amdocs Ltd. *	10,988
400	CACI International, Inc.-Class A *	22,024
1,100	CIBER, Inc. *	3,608
1,100	Convergys Corp. *	11,715
400	DST Systems, Inc.	18,768
100	ePlus, Inc. *	2,516
400	Fair Isaac Corp.	10,220
700	Global Payments, Inc.	32,081
400	IAC/InterActiveCorp *	15,812
500	j2 Global Communications, Inc.	15,975
700	Jack Henry & Associates, Inc.	20,468
200	Mantech International Corp.-Class A	7,498
200	MAXIMUS, Inc.	7,398
50	MicroStrategy, Inc.-Class A *	6,144
2,300	MoneyGram International, Inc. *	5,911
500	Progress Software Corp. *	10,415
700	Synopsys, Inc. *	18,116
300	TeleNav, Inc. *	2,775
700	TeleTech Holdings, Inc. *	12,418
500	TIBCO Software, Inc. *	11,190
2,000	Total System Services, Inc.	36,300
1,200	United Online, Inc.	6,504
600	Valueclick, Inc. *	9,180
400	Web.com Group, Inc. *	3,776

	Total Software & Services	329,823

See accompanying notes to the financial statements.	11

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — 6.0%
300	Anixter International, Inc.	17,703
1,500	Arrow Electronics, Inc. *	46,800
1,500	Avnet, Inc. *	39,360
300	Black Box Corp.	7,416
400	Brightpoint, Inc. *	3,812
1,600	Ingram Micro, Inc.-Class A *	28,544
400	Insight Enterprises, Inc. *	7,528
200	Measurement Specialties, Inc. *	6,246
200	MTS Systems Corp.	7,224
700	NCR Corp. *	12,061
400	PC Connection, Inc. *	3,564
800	Polycom, Inc. *	19,040
200	Scansource, Inc. *	6,190
400	SYNNEX Corp. *	10,536
600	Tech Data Corp. *	28,248
1,800	Vishay Intertechnology, Inc. *	20,520
600	Zebra Technologies Corp. *	21,558

	Total Technology Hardware & Equipment	286,350

	Telecommunication Services — 0.3%
200	IDT Corp.-Class B	4,370
300	USA Mobility, Inc.	4,551
1,000	Vonage Holdings Corp. *	3,620

	Total Telecommunication Services	12,541

	Utilities — 0.5%
800	UGI Corp.	23,808

	TOTAL COMMON STOCKS (COST $4,578,604)	4,731,423

12	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.9%

	Affiliated Issuers — 1.9%
3,641	GMO U.S. Treasury Fund	91,048

	TOTAL MUTUAL FUNDS (COST $91,048)	91,048

	RIGHTS/WARRANTS — 0.2%

	Insurance — 0.2%
1,295	American International Group, Inc., Warrants, Strike 45.00 *	9,713

	TOTAL RIGHTS/WARRANTS (COST $22,015)	9,713

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
23,750	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	23,750

	TOTAL SHORT-TERM INVESTMENTS (COST $23,750)	23,750

	TOTAL INVESTMENTS — 101.3% (Cost $4,715,417)	4,855,934
	Other Assets and Liabilities (net) — (1.3%)	(61,418)

	TOTAL NET ASSETS — 100.0%	$4,794,516

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	13

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $4,624,369) (Note 2)	$4,764,886
Investments in affiliated issuers, at value (cost $91,048) (Notes 2 and 10)	91,048
Dividends receivable	2,669
Receivable for expenses reimbursed by Manager (Note 5)	10,139

Total assets	4,868,742

Liabilities:
Payable to affiliate for (Note 5):
Management fee	1,214
Shareholder service fee	588
Trustees and Trust Officers or agents unaffiliated with the Manager	20
Accrued expenses	72,404

Total liabilities	74,226

Net assets	$4,794,516

Net assets consist of:
Paid-in capital	$13,037,813
Distributions in excess of net investment income	(294)
Accumulated net realized loss	(8,383,520)
Net unrealized appreciation	140,517

$4,794,516

Net assets attributable to:
Class III shares	$4,794,516

Shares outstanding:
Class III	616,634

Net asset value per share:
Class III	$7.78

14	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$36,707
Interest	84
Dividends from affiliated issuers (Note 10)	38

Total investment income	36,829

Expenses:
Management fee (Note 5)	10,550
Shareholder service fee – Class III (Note 5)	5,105
Audit and tax fees	28,888
Custodian, fund accounting agent and transfer agent fees	17,296
Registration fees	368
Legal fees	92
Trustees fees and related expenses (Note 5)	42
Miscellaneous	5,163

Total expenses	67,504
Fees and expenses reimbursed by Manager (Note 5)	(51,796)

Net expenses	15,708

Net investment income (loss)	21,121

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,682,049
Futures contracts	3,967

Net realized gain (loss)	2,686,016

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,744,322)

Net realized and unrealized gain (loss)	(58,306)

Net increase (decrease) in net assets resulting from operations	$(37,185)

See accompanying notes to the financial statements.	15

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$21,121	$120,007
Net realized gain (loss)	2,686,016	1,894,568
Change in net unrealized appreciation (depreciation)	(2,744,322)	907,536

Net increase (decrease) in net assets from operations	(37,185)	2,922,111

Distributions to shareholders from:
Net investment income
Class III	(58,785)	(114,599)

Net share transactions (Note 9):
Class III	(8,211,412)	(998,002)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	42,230	6,265

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(8,169,182)	(991,737)

Total increase (decrease) in net assets	(8,265,152)	1,815,775

Net assets:
Beginning of period	13,059,668	11,243,893

End of period (including distributions in excess of net investment income of $294 and accumulated undistributed net investment income of $37,370, respectively)	$4,794,516	$13,059,668

16	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value, beginning of period	$8.24		$6.53		$4.44	$7.36	$10.01	$10.52

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.07		0.07	0.10	0.13	0.15
Net realized and unrealized gain (loss)	(0.45)		1.71		2.10	(2.92)	(1.87)	0.68

Total from investment operations	(0.42)		1.78		2.17	(2.82)	(1.74)	0.83

Less distributions to shareholders:
From net investment income	(0.04)		(0.07)		(0.08)	(0.10)	(0.13)	(0.20)
From net realized gains	—		—		—	—	(0.78)	(1.14)

Total distributions	(0.04)		(0.07)		(0.08)	(0.10)	(0.91)	(1.34)

Net asset value, end of period	$7.78		$8.24		$6.53	$4.44	$7.36	$10.01

Total Return(a)	(5.09	)%**	27.43%		49.15%	(38.76)%	(18.73)%	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,795		$13,060		$11,244	$13,119	$35,230	$58,452
Net expenses to average daily net assets	0.46	%(b)*	0.46	%(b)	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	0.62	%*	1.02%		1.27%	1.46%	1.44%	1.46%
Portfolio turnover rate	57	%**	106%		175%	73%	63%	79%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.52	%*	0.81%		0.65%	0.43%	0.19%	0.22%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.05		$0.00	(c)	$0.02	$0.02	$0.01	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Small/Mid Cap Value Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through other GMO Funds (the “underlying funds”) or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

18

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the OTC market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See Note 4 for a further discussion on valuation of derivative financial instruments.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The

19

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$4,731,423	$—	$—	$4,731,423
Mutual Funds	91,048	—	—	91,048
Rights and Warrants	—	9,713	—	9,713
Short-Term Investments	23,750	—	—	23,750

Total Investments	4,846,221	9,713	—	4,855,934

Total	$4,846,221	$9,713	$—	$4,855,934

All of the Fund’s common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements.

20

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital losses and losses realized in the future, if any, subsequent to February 28, 2011 could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carry forwards expire as follows:

February 28, 2017	$(4,305,159)
February 28, 2018	(6,707,154)

Total	$(11,012,313)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

21

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$4,738,785	$485,514	$(368,365)	$117,149

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative

22

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares
For the period ended August 31, 2011, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption, by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Fund’s net share transactions. The Fund may impose a new purchase premium and/or redemption fee or modify or eliminate an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with the transfer of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

23

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk — Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and midcap companies often are less widely

24

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

25

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund does not employ leverage as a principal investment strategy, but the Fund may have net long exposure in excess of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

26

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in

27

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains

28

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon

29

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use

30

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2011, the Fund held rights and/or warrants received as a result of corporate actions. Rights and/or warrants held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$9,713	$—	$9,713

Total	$—	$—	$—	$9,713	$—	$9,713

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$—	$(1,421)	$—	$(1,421)
Futures contracts	—	—	—	3,967	—	3,967

Total	$—	$—	$—	$2,546	$—	$2,546

Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$(4,229)	$—	$(4,229)

Total	$—	$—	$—	$(4,229)	$—	$(4,229)

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

31

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The volume of derivative activity, based on absolute values (futures contracts and rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Futures	Rights and/or
	contracts	Warrants

Average amount outstanding	$30,032	$13,240

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.31% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $42 and $12, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

32

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder
service fees and	Indirect Shareholder
interest expense)	Service Fees	Total Indirect Expenses
<0.001%	0.000%	<0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $3,804,420 and $11,776,809, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 72.95% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund’s outstanding shares. One of the shareholders is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 2.87% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 78.06% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

33

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	48,112	$354,135	9,533	$74,379
Shares issued to shareholders in reinvestment of distributions	6,420	53,396	14,611	105,923
Shares repurchased	(1,023,344)	(8,618,943)	(161,695)	(1,178,304)
Purchase premiums	—	454	—	374
Redemption fees	—	41,776	—	5,891

Net increase (decrease)	(968,812)	$(8,169,182)	(137,551)	$(991,737)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions	Value,
	beginning of		Sales	Dividend	of Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period

GMO U.S Treasury Fund	$185,000	$561,000	$654,952	$38	$—	$91,048

Totals	$185,000	$561,000	$654,952	$38	$—	$91,048

34

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

35

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the

36

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

37

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

38

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.46%	$1,000.00	$949.10	$2.25
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

39

GMO U.S. Treasury Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Treasury Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	(0.0)^

100.0%

∧	Rounds to (0.0)%

1

GMO U.S. Treasury Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares/
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.0%

	Money Market Funds — 0.0%
58,617	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00%(a)	58,617

	U.S. Government — 100.0%
41,675,000	U.S. Treasury Bill, 0.00%, due 09/08/11 (b)	41,675,073
26,800,000	U.S. Treasury Bill, 0.00%, due 09/15/11 (b)	26,800,000
59,400,000	U.S. Treasury Bill, 0.00%, due 09/22/11 (b)	59,399,972
473,770,000	U.S. Treasury Bill, 0.02%, due 10/06/11 (b)	473,758,886
43,325,000	U.S. Treasury Bill, 0.05%, due 10/13/11 (b)	43,322,473
281,065,000	U.S. Treasury Bill, 0.09%, due 10/27/11 (b)	281,025,651
300,000,000	U.S. Treasury Bill, 0.05%, due 11/10/11 (b)	299,993,100
261,625,000	U.S. Treasury Bill, 0.02%, due 11/17/11 (b)	261,608,256
200,000,000	U.S. Treasury Bill, 0.02%, due 11/25/11 (b)	199,993,800
500,000,000	U.S. Treasury Bill, 0.02%, due 12/01/11 (b)	499,977,000
50,000,000	U.S. Treasury Note, 1.00%, due 09/30/11	50,036,784
21,000,000	U.S. Treasury Note, 1.00%, due 10/31/11	21,032,802

	Total U.S. Government	2,258,623,797

	TOTAL SHORT-TERM INVESTMENTS (COST $2,258,671,069)	2,258,682,414

	TOTAL INVESTMENTS — 100.0% (Cost $2,258,671,069)	2,258,682,414
	Other Assets and Liabilities (net) — (0.0%)	(47,306)

	TOTAL NET ASSETS — 100.0%	$2,258,635,108

Notes to Schedule of Investments:

(a)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(b)	Rate shown represents yield-to-maturity.

2	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $2,258,671,069) (Note 2)	$2,258,682,414
Receivable for investments sold	523,047,472
Receivable for Fund shares sold	19,978,000
Interest receivable	281,172
Receivable for expenses reimbursed by Manager (Note 5)	181,708

Total assets	2,802,170,766

Liabilities:
Payable for investments purchased	499,981,040
Payable for Fund shares repurchased	43,225,665
Payable to affiliate for (Note 5):
Management fee	151,855
Trustees and Trust Officers or agents unaffiliated with the Manager	4,388
Dividend payable	43,224
Accrued expenses	129,486

Total liabilities	543,535,658

Net assets	$2,258,635,108

Net assets consist of:
Paid-in capital	$2,258,297,828
Accumulated net realized gain	325,935
Net unrealized appreciation	11,345

Net assets	$2,258,635,108

Shares outstanding:	90,322,239

Net asset value per share:	$25.01

See accompanying notes to the financial statements.	3

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$664,454
Dividends	32

Total investment income	664,486

Expenses:
Management fee (Note 5)	808,719
Custodian, fund accounting agent and transfer agent fees	88,504
Legal fees	30,912
Audit and tax fees	29,900
Trustees fees and related expenses (Note 5)	16,300
Registration fees	8,592
Miscellaneous	15,577

Total expenses	998,504
Fees and expenses reimbursed by Manager (Note 5)	(975,827)
Expense reductions (Note 2)	(109)

Net expenses	22,568

Net investment income (loss)	641,918

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	337,905

Change in net unrealized appreciation (depreciation) on investments	14,491

Net realized and unrealized gain (loss)	352,396

Net increase (decrease) in net assets resulting from operations	$994,314

4	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$641,918	$1,400,258
Net realized gain (loss)	337,905	127,935
Change in net unrealized appreciation (depreciation)	14,491	31,094

Net increase (decrease) in net assets from operations	994,314	1,559,287

Distributions to shareholders from:
Net investment income	(641,918)	(1,400,258)
Net realized gains	(99,399)	(95,016)

	(741,317)	(1,495,274)

Net share transactions (Note 9):	443,829,034	1,268,413,134

Total increase (decrease) in net assets	444,082,031	1,268,477,147

Net assets:
Beginning of period	1,814,553,077	546,075,930

End of period	$2,258,635,108	$1,814,553,077

See accompanying notes to the financial statements.	5

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout the period)

					Period from
					March 17, 2009
	Six Months Ended				(commencement of
	August 31, 2011		Year Ended		operations) through
	(Unaudited)		February 28, 2011		February 28, 2010

Net asset value, beginning of period	$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.03		0.04
Net realized and unrealized gain (loss)	0.01		0.00	(a)	0.02

Total from investment operations	0.02		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.05)
From net realized gains	(0.00	)(b)	(0.00	)(b)	(0.01)

Total distributions	(0.01)		(0.03)		(0.06)

Net asset value, end of period	$25.01		$25.00		$25.00

Total Return(c)	0.08	%**	0.15%		0.25	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,258,635		$1,814,553		$546,076
Net expenses to average daily net assets	0.00	*(d) (e)	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets	0.06	%*	0.13%		0.18	%*
Portfolio turnover rate(f)	0	%**	0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10	%*	0.11%		0.12	%*

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distribution. Without the waivers, total returns would have been 0.04%, 0.07% and 0.17%, respectively for the six months ended August 31, 2011 and for the fiscal year and/or period ended February 28, 2011 and February 28, 2010.
(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

6	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO U.S. Treasury Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks liquidity and safety of principal with current income as a secondary objective. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio.

The Fund may also enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (“GNMA”) and the Federal Deposit Insurance Corporation (“FDIC”). For cash management purposes, the Fund may invest in unaffiliated money market funds.

Although the fixed-income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the

7

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

general level of interest rates as well as supply/demand imbalances and other market conditions. The Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. U.S. Treasury Bills having sixty days or less to final maturity were valued using amortized cost.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Investments	$1,282,663,575	$976,018,839	$—	$2,258,682,414

Total Investments	1,282,663,575	976,018,839	—	2,258,682,414

Total	$1,282,663,575	$976,018,839	$—	$2,258,682,414

At August 31, 2011, the Fund’s investments in U.S. Treasury Bills having sixty days or less to final maturity were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, as the value is not obtained from a quoted price in an active market. Securities valued at amortized cost are considered to be valued using Level 2.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011 whose fair value was categorized using Level 3 inputs.

9

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare distributions from net investment income daily, and will pay distributions on the first business day following the end of each month in which distributions were declared. The Fund’s policy is to declare and pay distributions from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

10

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$2,258,671,069	$23,176	$(11,831)	$11,345

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2010 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

11

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s U.S. Treasury and other fixed income securities will decline during periods of rising interest rates, and yields on the Fund’s securities may equal or approach zero under some market conditions.

• Credit Risk — Securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

• Focused Investment Risk — Focusing investments in a particular type of security (e.g., Direct U.S. Treasury Obligations) creates additional risk.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund is also subject to the risk that

12

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative contracts.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.08% of average daily net assets. The Manager has voluntarily agreed to waive the Fund’s management fee and to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets (excluding the Fund’s Excluded Fund Fees and Expenses described below). The Manager may change or terminate these voluntary waivers and reimbursements at any time, and these voluntary waivers and reimbursements are in addition to the Manager’s contractual expense reimbursement agreement described below. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.08% of the Fund’s average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.08% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011

13

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

was $16,300 and $6,377, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

6.	Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2011.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 72.35% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund’s outstanding shares. Each of the shareholders are other funds of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, 0.33% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 94.67% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
	Shares	Amount	Shares	Amount

Shares sold	118,876,123	$2,972,843,014	167,092,973	$4,177,381,162
Shares issued to shareholders in reinvestment of distributions	14,578	364,518	43,739	1,093,488
Shares repurchased	(101,144,151)	(2,529,378,498)	(116,400,442)	(2,910,061,516)

Net increase (decrease)	17,746,550	$443,829,034	50,736,270	$1,268,413,134

14

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

15

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management agreement. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Fund’s management fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also reviewed information provided by the Manager regarding its profits on the management services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the

16

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

17

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

GMO U.S. Treasury Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio*	Value	Value	Incurred**
1) Actual	0.00%	$1,000.00	$1,000.80	$0.00
2) Hypothetical	0.00%	$1,000.00	$1,025.14	$0.00

*	Annualized net expense ratios are less than 0.01%.
**	Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

19

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.2%
Short-Term Investments	3.8
Preferred Stocks	0.7
Investment Funds	0.1
Debt Obligations	0.0	∧
Swap Agreements	0.0	∧
Rights and Warrants	0.0	∧
Forward Currency Contracts	(0.0	)∧
Futures Contracts	(0.4)
Other	1.6

	100.0%

Country / Region Summary**	% of Investments
United States	43.6%
Japan	14.2
United Kingdom	12.0
France	5.3
Germany	4.5
Switzerland	4.5
Emerging***	3.0
Italy	2.2
Netherlands	1.4
Canada	1.3
Spain	1.3
Hong Kong	1.2
Sweden	1.2
Singapore	1.1
Australia	0.9
Belgium	0.5
Denmark	0.5
Austria	0.3
Finland	0.3
Greece	0.2
Ireland	0.2
Israel	0.1
New Zealand	0.1
Norway	0.1

100.0%

1

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2011 (Unaudited)

*	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of certain derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, and Turkey.
∧	Rounds to 0.0%.

2

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Shares /
Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
2,614,238	GMO Emerging Markets Fund, Class VI	33,619,101
2,623,976	GMO Flexible Equities Fund, Class VI	47,021,645
10,911,912	GMO International Growth Equity Fund, Class IV	245,299,784
12,005,683	GMO International Intrinsic Value Fund, Class IV	245,035,988
22,879,781	GMO Quality Fund, Class VI	479,789,003
8,380,886	GMO U.S. Core Equity Fund, Class VI	97,721,135

	TOTAL MUTUAL FUNDS (COST $1,096,639,961)	1,148,486,656

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
25,222	State Street Eurodollar Time Deposit, 0.01%, due 09/01/11	25,222

	TOTAL SHORT-TERM INVESTMENTS (COST $25,222)	25,222

	TOTAL INVESTMENTS — 100.0% (Cost $1,096,665,183)	1,148,511,878
	Other Assets and Liabilities (net) — (0.0%)	(74,206)

	TOTAL NET ASSETS — 100.0%	$1,148,437,672

See accompanying notes to the financial statements.	3

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $25,222) (Note 2)	$25,222
Investments in affiliated issuers, at value (cost $1,096,639,961) (Notes 2 and 10)	1,148,486,656
Receivable for expenses reimbursed by Manager (Note 5)	12,552

Total assets	1,148,524,430

Liabilities:
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	2,560
Accrued expenses	84,198

Total liabilities	86,758

Net assets	$1,148,437,672

Net assets consist of:
Paid-in capital	$1,321,707,571
Accumulated undistributed net investment income	13,456,872
Accumulated net realized loss	(238,573,466)
Net unrealized appreciation	51,846,695

$1,148,437,672

Net assets attributable to:
Class III shares	$1,148,437,672

Shares outstanding:
Class III	61,630,954

Net asset value per share:
Class III	$18.63

4	See accompanying notes to the financial statements.

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$13,471,770
Interest	2

Total investment income	13,471,772

Expenses:
Custodian, fund accounting agent and transfer agent fees	25,116
Legal fees	21,804
Audit and tax fees	17,112
Trustees fees and related expenses (Note 5)	10,866
Registration fees	1,196
Miscellaneous	12,848

Total expenses	88,942
Fees and expenses reimbursed by Manager (Note 5)	(73,876)
Expense reductions (Note 2)	(166)

Net expenses	14,900

Net investment income (loss)	13,456,872

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(47,961,392)
Realized gains distributions from affiliated issuers (Note 10)	2,744,893

Net realized gain (loss)	(45,216,499)

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(12,527,313)

Net realized and unrealized gain (loss)	(57,743,812)

Net increase (decrease) in net assets resulting from operations	$(44,286,940)

See accompanying notes to the financial statements.	5

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,456,872	$17,971,383
Net realized gain (loss)	(45,216,499)	(57,573,804)
Change in net unrealized appreciation (depreciation)	(12,527,313)	224,406,335

Net increase (decrease) in net assets from operations	(44,286,940)	184,803,914

Distributions to shareholders from:
Net investment income
Class III	—	(17,986,274)

Net share transactions (Note 9):
Class III	(22,318,121)	(11,614,518)

Total increase (decrease) in net assets	(66,605,061)	155,203,122

Net assets:
Beginning of period	1,215,042,733	1,059,839,611

End of period (including accumulated undistributed net investment income of $13,456,872 and $0, respectively)	$1,148,437,672	$1,215,042,733

6	See accompanying notes to the financial statements.

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months
	Ended
	August 31, 2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$19.32		$16.74		$12.29		$21.71		$24.25		$22.49

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.28		0.42		0.53		0.43		0.40
Net realized and unrealized gain (loss)	(0.90)		2.59		4.47		(8.50)		0.01	(b)	2.93

Total from investment operations	(0.69)		2.87		4.89		(7.97)		0.44		3.33

Less distributions to shareholders:
From net investment income	—		(0.29)		(0.44)		(0.54)		(1.10)		(0.73)
From net realized gains	—		—		—		(0.91)		(1.88)		(0.84)

Total distributions	—		(0.29)		(0.44)		(1.45)		(2.98)		(1.57)

Net asset value, end of period	$18.63		$19.32		$16.74		$12.29		$21.71		$24.25

Total Return(c)	(3.57	)%**	17.19%		39.64%		(38.63)%		0.72%		14.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,148,438		$1,215,043		$1,059,840		$698,525		$944,374		$902,324
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%
Net investment income (loss) to average daily net assets(a)	2.19	%*	1.61%		2.64%		2.89%		1.72%		1.68%
Portfolio turnover rate	10	%**	20%		16%		35%		20%		12%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	—		—		—		$0.00	(g)	$0.00	(g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO World Opportunities Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI World Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as “underlying funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

8

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2011, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.1% of net assets. The underlying funds classify such securities (as defined below) as Level 3.

Additionally, the fair value of equity securities listed on foreign exchanges and securities markets that are closed prior to the time of closing of the NYSE due to time zone differences (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees. The table below shows the percentage of the net assets of the Fund, either directly or though investments in the underlying funds, that were valued using fair value prices obtained from an independent pricing service as of August 31, 2011. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the time of closing of the NYSE) and derivatives) are

9

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

classified as being valued using Level 2 inputs in the table below or in the disclosures in the underlying funds.

Security Type	Percentage of Net Assets of the Fund
Equity Securities	50.0%

Futures Contracts	(0.4)%

Swap Agreements	(0.0)%∧

∧	Rounds to 0.0%.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

10

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mutual Funds	$1,148,486,656	$—	$—	$1,148,486,656
Short-Term Investments	25,222	—	—	25,222

Total Investments	1,148,511,878	—	—	1,148,511,878

Total	$1,148,511,878	$—	$—	$1,148,511,878

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes in their financial statements. The aggregate net values of the Fund’s indirect investments in securities and derivative financial instruments using Level 3 inputs were 0.1% and 0.0% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The Fund held no investments or derivative financial instruments directly at either August 31, 2011 or February 28, 2011, whose fair value was categorized using Level 3 inputs.

Taxes and distributions
The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments

11

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2011, the Fund elected to defer to March 1, 2011 post-October capital losses of $23,989,325.

As of February 28, 2011, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

February 28, 2018	$(27,174,228)
February 28, 2019	$(33,655,279)

Total	$(60,829,507)

Additionally, capital losses incurred by the Fund after February 28, 2011 will not be subject to expiration. In addition, these losses must be utilized before the losses incurred in years beginning prior to February 28, 2011.

All capital losses incurred by the Fund either prior to February 28, 2011 or after February 28, 2011 could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,211,743,454	$—	$(63,231,576)	$(63,231,576)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way

12

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if

13

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

14

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small-and midcap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an underlying fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

15

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk — The Fund runs the risk that an underlying fund’s loss on a short sale of securities that the underlying fund does not own is unlimited.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

At August 31, 2011, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments.

16

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

5.	Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $10,866 and $4,200, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2011, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses
(excluding shareholder	Indirect Shareholder
service fees)	Service Fees	Total Indirect Expenses
0.432%	0.072%	0.504%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2011 aggregated $122,539,628 and $128,632,633, respectively.

17

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 35.04% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund’s outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, less than 0.01% of the shares of the Fund were held by senior management of the Manager and GMO Trust officers and 14.17% of the Fund’s shares were held by accounts for which the Manager had investment discretion.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
Class III:	Shares	Amount	Shares	Amount

Shares sold	1,313,922	$25,250,043	4,301,923	$76,033,694
Shares issued to shareholders in reinvestment of distributions	—	—	920,278	17,052,753
Shares repurchased	(2,570,872)	(47,568,164)	(5,636,673)	(104,700,965)

Net increase (decrease)	(1,256,950)	$(22,318,121)	(414,472)	$(11,614,518)

18

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2011 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO Emerging Markets Fund, Class VI	$36,098,808	$3,392,979	$1,716,225	$—	$2,744,893	$33,619,101
GMO Flexible Equities Fund, Class VI	13,135,642	36,831,894	1,011,573	—	—	47,021,645
GMO International Growth Equity Fund, Class IV	308,748,264	6,362,079	53,718,581	1,947,736	—	245,299,784
GMO International Intrinsic Value Fund, Class IV	308,871,163	12,138,222	39,665,571	5,358,282	—	245,035,988
GMO Quality Fund, Class VI	438,782,086	61,027,878	21,144,607	4,967,998	—	479,789,003
GMO U.S. Core Equity Fund, Class VI	109,432,403	2,786,576	11,376,076	1,197,754	—	97,721,135

Totals	$1,215,068,366	$122,539,628	$128,632,633	$13,471,770	$2,744,893	$1,148,486,656

19

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

20

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other funds of the Trust in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of other funds; the Manager’s profitability with respect to those other funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the

21

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

22

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

23

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
Class III

1) Actual	0.50%	$1,000.00	$964.30	$2.47
2) Hypothetical	0.50%	$1,000.00	$1,022.62	$2.54

*	Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

24

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2011

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Investment Concentration Summary
August 31, 2011 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	81.8%
Short-Term Investments	27.6
Options Purchased	1.7
Written Options	0.0 ∧
Futures Contracts	(0.3)
Swap Agreements	(4.9)
Reverse Repurchase Agreements	(5.0)
Other	(0.9)

100.0%

Industry Summary	% of Debt Obligations
U.S. Government & Agencies	58.0%
Residential Asset-Backed Securities (United States)	11.1
Foreign Government Obligations	6.2
CMBS	4.5
Residential Mortgage-Backed Securities (European)	3.9
Credit Cards	2.8
Auto Financing	2.8
Insured Auto Financing	2.3
Business Loans	2.0
Residential Mortgage-Backed Securities (Australian)	1.5
Insured Other	1.0
CMBS Collateralized Debt Obligations	0.9
Insured Residential Asset-Backed Securities (United States)	0.9
Corporate Collateralized Debt Obligations	0.6
Student Loans	0.5
Insured Transportation	0.5
Insured Time Share	0.4
Insured Residential Mortgage-Backed Securities (United States)	0.1

100.0%

∧	Rounds to 0.0%.

1

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 81.8%

	Asset-Backed Securities — 29.2%
	Auto Financing — 2.3%
901,836	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.61%, due 02/18/14	902,278
9,000,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.86%, due 08/15/13	9,063,630
3,637,827	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	3,674,933
386,733	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.59%, due 07/15/12	386,860
4,462,683	Merrill Auto Trust Securitization, Series 08-1, Class A4B, 1 mo. LIBOR + 2.20%, 2.41%, due 04/15/15	4,492,137
927,089	Merrill Auto Trust Securitization, Series 07-1, Class A4, 1 mo. LIBOR + .06%, 0.27%, due 12/15/13	926,626

	Total Auto Financing	19,446,464

	Business Loans — 1.7%
8,743,311	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.52%, due 12/25/37	7,256,948
1,267,361	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.59%, due 01/25/35	1,039,236
1,872,957	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	1,311,070
1,278,737	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	1,144,470
1,576,383	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.07%, due 10/25/37	1,261,106
1,561,434	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/25/30	1,249,148
1,037,305	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 09/25/30	840,217

	Total Business Loans	14,102,195

2	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	CMBS — 3.7%
3,288,324	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	3,156,790
11,500,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	10,235,000
1,745,405	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	1,745,405
2,999,620	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	2,999,620
3,435,887	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	3,487,425
3,721,843	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.81%, due 05/12/39	3,846,525
2,047,163	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.86%, due 10/15/42	2,088,106
4,293,226	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.30%, due 09/15/21	4,078,565

	Total CMBS	31,637,436

	CMBS Collateralized Debt Obligations — 0.7%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.10%, due 11/23/52	67,774
1,719,862	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.54%, due 08/26/30	1,556,475
6,379,893	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.55%, due 05/25/46	4,689,222

	Total CMBS Collateralized Debt Obligations	6,313,471

	Corporate Collateralized Debt Obligations — 0.5%
4,800,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.54%, due 06/20/13	4,318,080

	Credit Cards — 2.3%
7,100,000	Cabela’s Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.21%, due 09/15/14	7,107,668
7,700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.46%, due 09/15/17	7,717,479

See accompanying notes to the financial statements.	3

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
3,900,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.30%, due 06/16/15	3,898,781
900,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	891,702

	Total Credit Cards	19,615,630

	Insured Auto Financing — 1.8%
943,386	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.25%, due 10/06/13	940,839
1,466,612	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.01%, due 06/06/14	1,465,443
3,717,315	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.71%, due 03/08/16	3,700,960
9,584,219	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.41%, due 07/14/14	9,649,296

	Total Insured Auto Financing	15,756,538

	Insured Other — 0.8%
2,766,742	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	2,539,891
2,138,667	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	1,969,746
2,119,019	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.50%, due 01/05/14	1,822,356
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	644,000

	Total Insured Other	6,975,993

	Insured Residential Asset-Backed Securities (United States) ◆ — 0.7%
7,241,525	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.64%, due 07/25/34	6,010,466

	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
886,827	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.41%, due 11/25/35	767,460

4	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Insured Time Share — 0.3%
287,479	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 05/20/18	282,883
2,432,487	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	2,386,380

	Total Insured Time Share	2,669,263

	Insured Transportation — 0.4%
3,766,524	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.39%, due 08/18/21	3,446,369

	Residential Asset-Backed Securities (United States) ◆ — 9.1%
1,659,548	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.32%, due 07/25/36	1,537,156
589,228	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.31%, due 06/25/36	533,620
1,104,034	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.34%, due 09/25/36	240,127
751,932	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 09/25/35	140,987
11,385,633	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 05/25/36	5,806,673
9,400,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.40%, due 10/25/36	2,820,000
1,191,556	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.29%, due 11/25/36	428,960
4,278,168	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.39%, due 12/25/36	427,817
1,840,530	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.32%, due 06/25/36	230,066
2,001,120	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.39%, due 06/25/36	265,148
1,852,033	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.41%, due 03/25/36	578,760
9,764,593	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	2,892,761
1,996,676	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	593,387

See accompanying notes to the financial statements.	5

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
5,576,695	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.33%, due 09/25/36	1,742,717
2,683,209	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.37%, due 10/25/36	1,516,013
4,431,148	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.44%, due 05/25/37	3,444,775
3,576,631	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.22%, due 02/28/40	2,092,329
2,486,733	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.33%, due 11/25/36	1,749,666
5,400,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.42%, due 11/25/36	833,220
879,891	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.54%, due 02/25/37	211,790
1,868,278	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.38%, due 06/25/36	1,429,233
6,600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 11/25/36	4,702,500
2,600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 12/25/36	858,000
8,112,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.36%, due 02/25/37	6,347,640
381,171	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.30%, due 03/25/37	368,173
4,236,763	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.38%, due 08/25/36	1,376,948
1,008,082	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	881,757
382,240	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	340,074
6,277,275	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.34%, due 12/25/36	2,235,965
3,100,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.38%, due 10/25/36	1,023,000
3,560,034	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.37%, due 03/25/36	1,637,616

6	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ◆ — continued
252,040	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.47%, due 10/25/35	239,438
2,700,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 06/25/36	837,000
5,645,203	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 08/25/36	1,580,657
1,212,035	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 03/25/36	145,444
2,388,805	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.50%, due 01/25/47	1,552,723
2,250,681	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 11/25/36	669,578
8,800,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.39%, due 09/25/36	6,767,750
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	4,097,844
1,542,953	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.48%, due 12/25/35	921,914
3,422,994	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.33%, due 10/25/46	3,234,729
9,100,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 07/25/36	3,003,000
321,832	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.51%, due 10/25/36	308,154
301,577	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.48%, due 10/25/35	282,427
1,367,823	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.34%, due 01/25/37	1,305,630
3,600,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 06/25/37	1,638,000
1,471,687	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.42%, due 01/25/36	1,080,218
494,971	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.51%, due 11/25/35	391,027

	Total Residential Asset-Backed Securities (United States)	77,342,411

See accompanying notes to the financial statements.	7

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Mortgage-Backed Securities (Australian) — 1.2%
1,646,010	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.31%, due 07/20/38	1,608,461
1,762,375	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.65%, due 12/08/36	1,603,761
4,083,584	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.65%, due 03/14/36	3,765,881
1,021,812	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.35%, due 05/10/36	989,119
2,536,290	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.37%, due 02/21/38	2,415,055

	Total Residential Mortgage-Backed Securities (Australian)	10,382,277

	Residential Mortgage-Backed Securities (European) — 3.2%
6,740,227	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.36%, due 09/20/66	5,526,986
4,202,924	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 01/13/39	3,866,691
2,654,780	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .04%, 0.25%, due 12/20/54	2,527,350
4,272,573	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.31%, due 12/10/43	3,877,360
2,778,954	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.51%, due 11/15/38	2,080,297
2,526,556	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.35%, due 09/15/39	2,133,424
2,700,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.36%, due 07/15/33	2,663,820
4,500,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.33%, due 10/15/33	4,477,050

	Total Residential Mortgage-Backed Securities (European)	27,152,978

8	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)		Description	Value ($)

		Student Loans — 0.4%
	3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.50%, due 01/25/24	3,094,575
	435,261	National Collegiate Student Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .15%, 0.37%, due 02/25/26	433,955
	147,943	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.36%, due 08/25/23	145,872

		Total Student Loans	3,674,402

		Total Asset-Backed Securities	249,611,433

		Foreign Government Obligations — 5.1%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46 (a)	43,151,378

		U.S. Government — 47.4%
	123,198,300	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (b) (c)	125,017,446
	150,000,000	U.S. Treasury Note, 1.38%, due 01/15/13	152,455,050
	65,000,000	U.S. Treasury Strip Coupon, due 05/15/22	48,823,970
	105,000,000	U.S. Treasury Strip Coupon, due 08/15/22	77,913,570

		Total U.S. Government	404,210,036

		U.S. Government Agency — 0.1%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	868,560

		TOTAL DEBT OBLIGATIONS (COST $779,272,121)	697,841,407

See accompanying notes to the financial statements.	9

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Principal Amount / Shares		Description	Value ($)

		OPTIONS PURCHASED — 1.7%

		Currency Options — 0.1%
EUR	3,000,000	EUR Call/CHF Put Expires 6/16/15, Strike 1.56 (OTC) (CP - JPMorgan Chase Bank, N.A.)	851,989

		Total Currency Options	851,989

		Options on Interest Rate Swaps — 1.6%
USD	64,000,000	Swaption Straddle Expires 04/10/18, Strike TBD, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on April 12, 2023, (OTC) (CP - Morgan Stanley Capital Services, Inc.)	4,635,264
USD	64,000,000	Swaption Straddle Expires 04/23/18, Strike TBD, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on April 25, 2023, (OTC) (CP - Morgan Stanley Capital Services, Inc.)	4,620,608
USD	64,000,000	Swaption Straddle Expires 05/01/18, Strike TBD, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on May 3, 2023, (OTC) (CP - Morgan Stanley Capital Services, Inc.)	4,607,040

		Total Options on Interest Rate Swaps	13,862,912

		TOTAL OPTIONS PURCHASED (COST $10,543,550)	14,714,901

		SHORT-TERM INVESTMENTS — 27.6%

		Money Market Funds — 6.4%
	41,955,874	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.10% (d)	41,955,874
	12,546,756	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (e)	12,546,756

		Total Money Market Funds	54,502,630

10	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government — 21.2%
20,000,000	U.S. Treasury Bill, 0.03%, due 11/17/11 (f)	19,998,720
151,000,000	U.S. Treasury Bill, 0.02%, due 10/06/11 (f)	150,997,651
10,000,000	U.S. Treasury Bill, 0.01%, due 11/10/11 (f)	9,999,770

	Total U.S. Government	180,996,141

	TOTAL SHORT-TERM INVESTMENTS (COST $235,498,586)	235,498,771

	TOTAL INVESTMENTS — 111.1% (Cost $1,025,314,257)	948,055,079
	Other Assets and Liabilities (net) — (11.1%)	(94,741,000)

	TOTAL NET ASSETS — 100.0%	$853,314,079

A summary of outstanding financial instruments at August 31, 2011 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value

GBP	26,460,000	Barclays Bank PLC, 0.55% dated 08/12/11, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/15/11	$(42,963,678)

Average balance outstanding			$(40,818,206)
Average interest rate			0.57%
Maximum balance outstanding			$(43,074,258)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

See accompanying notes to the financial statements.	11

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Futures Contracts

				Net Unrealized
Number of		Expiration		Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
6,480	Euro Dollar 90 Day	December 2011	$1,611,819,000	$1,928,643

Sales
6,480	Euro Dollar 90 Day	March 2013	$1,611,657,000	$(4,726,550)

Written Options

A summary of open written option contracts for the Fund at August 31, 2011 is as follows:

Principal		Expiration				Market
Amount		Date		Description	Premiums	Value

Call	3,000,000	6/14/2013	EUR	EUR Call/CHF Put, Strike 1.56%	$(1,097,998)	$(369,389)

Swap Agreements

Credit Default Swaps

Maximum
Potential
Amount of
Future
								Payments		Net
						Implied		by the Fund		Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

50,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.93%	0.470%	Reference security	N/A		$(1,151,415)
			Capital Services Inc.				within CDX index
96,449,886	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.016%	Reference security	96,449,886	USD	1,020,132
			Capital Services Inc.				within CDX index
250,769,703	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.016%	Reference security	250,769,703	USD	2,652,344
			Capital Services Inc.				within CDX Index

12	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Credit Default Swaps — continued

Maximum
Potential
Amount of
Future
								Payments		Net
						Implied		by the Fund		Unrealized
Notional		Expiration		Receive	Annual	Credit	Reference	Under the		Appreciation/
Amount		Date	Counterparty	(Pay)∧	Premium	Spread (1)	Entity	Contract (2)		(Depreciation)

100,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	0.174%	Reference security	N/A		$(1,591,499)
			Capital Services Inc.				within CDX Index
7,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	1.755%	MS Synthetic 2006-1	7,000,000	USD	(163,861)

$765,701

Premiums to (Pay) Receive										$—

∧	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2011, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.	13

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive	Fixed		Appreciation/
Amount		Date	Counterparty	(Pay)#	Rate	Variable Rate	(Depreciation)

1,000,000,000	CHF	8/5/2012	Credit Suisse International	Pay	0.10%	3 Month CHF LIBOR	$(1,768,834)
225,000,000	CHF	8/5/2012	Deutsche Bank AG	Pay	0.10%	3 Month CHF LIBOR	(386,504)
1,500,000,000	CHF	8/5/2012	Merrill Lynch Capital Services	Pay	0.10%	3 Month CHF LIBOR	(2,610,143)
250,000,000	CHF	8/5/2012	Morgan Stanley Capital Services Inc.	Pay	0.10%	3 Month CHF LIBOR	(452,986)
35,000,000	GBP	12/21/2013	Barclays Bank PLC	Receive	2.00%	6 Month GBP LIBOR	648,235
1,224,000,000	SEK	12/21/2013	Barclays Bank PLC	Receive	3.25%	3 Month SEK STIBOR	3,872,459
90,000,000	EUR	12/21/2013	Citibank N.A.	Pay	2.50%	6 Month EUR LIBOR	(2,250,030)
2,200,000,000	JPY	12/21/2013	Citibank N.A.	Pay	0.50%	6 Month JPY LIBOR	(88,008)
943,000,000	SEK	12/21/2013	Citibank N.A.	Receive	3.25%	3 Month SEK STIBOR	2,983,439
129,000,000	CHF	12/21/2013	Credit Suisse International	Receive	1.00%	6 Month CHF LIBOR	1,860,244
915,000,000	SEK	12/21/2013	Credit Suisse International	Receive	3.25%	3 Month SEK STIBOR	2,894,853
177,000,000	AUD	12/21/2013	Deutsche Bank AG	Receive	5.00%	3 Month AUD BBSW	2,840,204
107,000,000	CAD	12/21/2013	Deutsche Bank AG	Pay	2.00%	3 Month CAD BA’S	(1,681,463)
175,000,000	CHF	12/21/2013	Deutsche Bank AG	Receive	1.00%	6 Month CHF LIBOR	2,523,586
182,000,000	EUR	12/21/2013	Deutsche Bank AG	Pay	2.50%	6 Month EUR LIBOR	(4,550,061)
76,000,000	GBP	12/21/2013	Deutsche Bank AG	Receive	2.00%	6 Month GBP LIBOR	1,407,596

14	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Interest Rate Swaps — continued

							Net Unrealized
Notional		Expiration		Receive	Fixed		Appreciation/
Amount		Date	Counterparty	(Pay)#	Rate	Variable Rate	(Depreciation)

795,000,000	SEK	12/21/2013	Deutsche Bank AG	Pay	3.25%	3 Month SEK STIBOR	$(2,515,200)
64,000,000	USD	12/21/2013	Deutsche Bank AG	Pay	0.75%	3 Month USD LIBOR	(261,518)
337,000,000	CAD	12/21/2013	Goldman Sachs International	Pay	2.00%	3 Month CAD BA’S	(5,295,823)
47,200,000,000	JPY	12/21/2013	Goldman Sachs International	Receive	0.50%	6 Month JPY LIBOR	1,888,166
223,000,000	USD	12/21/2013	Goldman Sachs International	Pay	0.75%	3 Month USD LIBOR	(911,225)
64,000,000	USD	12/21/2013	Goldman Sachs International	Pay	0.75%	3 Month USD LIBOR	(261,518)
152,000,000	CAD	12/21/2013	JPMorgan Chase Bank N.A.	Pay	2.00%	3 Month CAD BA’S	(2,388,621)
50,500,000	AUD	12/21/2013	Merrill Lynch Capital Services	Pay	5.00%	3 Month AUD BBSW	(810,341)
9,000,000	CHF	12/21/2013	Merrill Lynch Capital Services	Receive	1.00%	6 Month CHF LIBOR	129,784
92,000,000	EUR	12/21/2013	Merrill Lynch Capital Services	Pay	2.50%	6 Month EUR LIBOR	(2,300,031)
312,500,000	GBP	12/21/2013	Merrill Lynch Capital Services	Pay	2.00%	6 Month GBP LIBOR	(5,787,811)
14,500,000,000	JPY	12/21/2013	Merrill Lynch Capital Services	Receive	0.50%	6 Month JPY LIBOR	580,051
1,042,000,000	SEK	12/21/2013	Merrill Lynch Capital Services	Receive	3.25%	3 Month SEK STIBOR	3,296,652
907,000,000	USD	2/10/2014	Deutsche Bank AG	Pay	0.68%	3 Month USD LIBOR	(2,022,836)
378,000,000	USD	2/10/2017	Deutsche Bank AG	Receive	1.72%	3 Month USD LIBOR	4,259,287
6,000,000	GBP	12/21/2021	Barclays Bank PLC	Pay	3.75%	6 Month GBP LIBOR	(606,289)

See accompanying notes to the financial statements.	15

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Interest Rate Swaps — continued

							Net Unrealized
Notional		Expiration		Receive	Fixed		Appreciation/
Amount		Date	Counterparty	(Pay)#	Rate	Variable Rate	(Depreciation)

304,000,000	SEK	12/21/2021	Barclays Bank PLC	Pay	3.75%	3 Month SEK STIBOR	$(3,734,491)
21,000,000	EUR	12/21/2021	Citibank N.A.	Receive	3.50%	6 Month EUR LIBOR	1,490,325
700,000,000	JPY	12/21/2021	Citibank N.A.	Receive	1.50%	6 Month JPY LIBOR	359,362
220,000,000	SEK	12/21/2021	Citibank N.A.	Pay	3.75%	3 Month SEK STIBOR	(2,702,592)
29,000,000	CHF	12/21/2021	Credit Suisse International	Pay	2.25%	6 Month CHF LIBOR	(1,546,578)
213,000,000	SEK	12/21/2021	Credit Suisse International	Pay	3.75%	3 Month SEK STIBOR	(2,616,600)
45,000,000	AUD	12/21/2021	Deutsche Bank AG	Pay	5.75%	6 Month AUD BBSW	(2,107,168)
25,000,000	CAD	12/21/2021	Deutsche Bank AG	Receive	3.50%	3 Month CAD BA’S	1,599,048
38,000,000	CHF	12/21/2021	Deutsche Bank AG	Pay	2.25%	6 Month CHF LIBOR	(2,026,551)
42,000,000	EUR	12/21/2021	Deutsche Bank AG	Receive	3.50%	6 Month EUR LIBOR	2,980,650
17,000,000	GBP	12/21/2021	Deutsche Bank AG	Pay	3.75%	6 Month GBP LIBOR	(1,717,820)
173,000,000	SEK	12/21/2021	Deutsche Bank AG	Receive	3.75%	3 Month SEK STIBOR	2,125,220
17,000,000	USD	12/21/2021	Deutsche Bank AG	Receive	3.25%	3 Month USD LIBOR	1,155,773
74,000,000	CAD	12/21/2021	Goldman Sachs International	Receive	3.50%	3 Month CAD BA’S	4,733,182
9,700,000,000	JPY	12/21/2021	Goldman Sachs International	Pay	1.50%	6 Month JPY LIBOR	(4,979,724)
53,000,000	USD	12/21/2021	Goldman Sachs International	Receive	3.25%	3 Month USD LIBOR	3,603,293

16	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Interest Rate Swaps — continued

							Net Unrealized
Notional		Expiration		Receive	Fixed		Appreciation/
Amount		Date	Counterparty	(Pay)#	Rate	Variable Rate	(Depreciation)

15,000,000	USD	12/21/2021	Goldman Sachs International	Receive	3.25%	3 Month USD LIBOR	$1,019,800
33,500,000	CAD	12/21/2021	JPMorgan Chase Bank N.A.	Receive	3.50%	3 Month CAD BA’S	2,142,724
10,000,000	AUD	12/21/2021	Merrill Lynch Capital Services	Receive	5.75%	6 Month AUD BBSW	468,260
2,000,000	CHF	12/21/2021	Merrill Lynch Capital Services	Pay	2.25%	6 Month CHF LIBOR	(106,661)
22,000,000	EUR	12/21/2021	Merrill Lynch Capital Services	Receive	3.50%	6 Month EUR LIBOR	1,561,293
74,000,000	GBP	12/21/2021	Merrill Lynch Capital Services	Receive	3.75%	6 Month GBP LIBOR	7,477,570
3,000,000,000	JPY	12/21/2021	Merrill Lynch Capital Services	Pay	1.50%	6 Month JPY LIBOR	(1,540,121)
240,000,000	SEK	12/21/2021	Merrill Lynch Capital Services	Pay	3.75%	3 Month SEK STIBOR	(2,890,420)
65,000,000	USD	5/15/2022	JPMorgan Chase Bank N.A.	Pay	0.00%	3 Month USD LIBOR	(13,142,181)
105,000,000	USD	8/15/2022	JPMorgan Chase Bank N.A.	Pay	0.00%	3 Month USD LIBOR	(21,001,770)
25,000,000	GBP	12/7/2046	Merrill Lynch Capital Services	Pay	4.36%	6 month GBP LIBOR	(5,416,365)

							$(42,577,228)

Premiums to (Pay) Receive							$11,677,556

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2011, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	17

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2011 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BBSW - Bank Bill Swap Reference Rate
CAD BA - Canadian Bankers Acceptance Rate
CDO - Collateralized Debt Obligation
CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.
CMBS - Commercial Mortgage Backed Security
CP - Counterparty
EUR LIBOR - London Interbank Offered Rate denominated in Euros.
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.
JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
OTC - Over-the-Counter
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.
USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.
XL - Insured as to the payment of principal and interest by XL Capital Assurance.
The rates shown on variable rate notes are the current interest rates at August 31, 2011, which are subject to change based on the terms of the security.

◆	These securities are primarily backed by subprime mortgages.
(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).
(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any.
(d)	Rate disclosed, the 7 day net yield, is as of August 31, 2011.
(e)	Rate disclosed, the 7 day net yield, is as of August 31, 2011. Note: Yield rounds to 0.00%.
(f)	Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

18	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,025,314,257) (Note 2)	$948,055,079
Receivable for investments sold	1,917
Interest receivable	1,794,245
Receivable for open swap contracts (Note 4)	63,573,532
Receivable for expenses reimbursed by Manager (Note 5)	27,734

Total assets	1,013,452,507

Liabilities:
Payable for investments purchased	9,187,200
Payable for Fund shares repurchased	233,339
Payable to affiliate for (Note 5):
Trustees and Trust Officers or agents unaffiliated with the Manager	1,316
Payable for variation margin on open futures contracts (Note 4)	1,618,474
Interest payable for open swap contracts	205,716
Payable for open swap contracts (Note 4)	105,385,059
Payable for reverse repurchase agreements (Note 2)	42,963,678
Written options outstanding, at value (premiums $1,097,998) (Note 4)	369,389
Accrued expenses	174,257

Total liabilities	160,138,428

Net assets	$853,314,079

Shares outstanding	37,250,404

Net asset value per share	$22.91

See accompanying notes to the financial statements.	19

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2011 (Unaudited)

Investment Income:
Interest	$8,959,011
Dividends	27,754

Total investment income	8,986,765

Expenses:
Interest expense (Note 2)	116,057
Custodian, fund accounting agent and transfer agent fees	65,412
Audit and tax fees	61,916
Legal fees	17,940
Trustees fees and related expenses (Note 5)	6,897
Miscellaneous	12,992

Total expenses	281,214
Fees and expenses reimbursed by Manager (Note 5)	(151,800)
Expense reductions (Note 2)	(73)

Net expenses	129,341

Net investment income (loss)	8,857,424

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(1,841,070)
Futures contracts	(56,345,034)
Written options	700,000
Swap contracts	15,768,284
Foreign currency, forward contracts and foreign currency related transactions	327,415

Net realized gain (loss)	(41,390,405)

Change in net unrealized appreciation (depreciation) on:
Investments	10,341,109
Futures contracts	26,156,103
Written options	(651,601)
Swap contracts	4,653,972
Foreign currency, forward contracts and foreign currency related transactions	504,030

Net unrealized gain (loss)	41,003,613

Net realized and unrealized gain (loss)	(386,792)

Net increase (decrease) in net assets resulting from operations	$8,470,632

20	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,857,424	$15,510,599
Net realized gain (loss)	(41,390,405)	54,487,843
Change in net unrealized appreciation (depreciation)	41,003,613	(12,280,551)

Net increase (decrease) in net assets from operations	8,470,632	57,717,891

Net share transactions (Note 9):	(5,348,716)	(133,322,118)

Total increase (decrease) in net assets	3,121,916	(75,604,227)

Net assets:
Beginning of period	850,192,163	925,796,390

End of period	$853,314,079	$850,192,163

See accompanying notes to the financial statements.	21

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months
	Ended
	August 31,
	2011		Year Ended February 28/29,
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value, beginning of period	$22.68		$21.30		$18.35		$25.68		$25.99		$25.23

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.37		0.39		0.76		1.41		1.36
Net realized and unrealized gain (loss)	(0.01)		1.01		4.24		(8.09)		(1.72)		(0.60)

Total from investment operations	0.23		1.38		4.63		(7.33)		(0.31)		0.76

Less distributions to shareholders:
From cash distributions	—		—		(1.68)		—		—		—

Total distributions	—		—		(1.68)		—		—		—

Net asset value, end of period	$22.91		$22.68		$21.30		$18.35		$25.68		$25.99

Total Return(a)	1.01	%**	6.48%		27.20%		(28.54)%		(1.19)%		3.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$853,314		$850,192		$925,796		$790,480		$1,478,176		$1,750,067
Net operating expenses to average daily net assets(b)	0.00	%*(c)	0.00	%(c)	0.00	%(c)	0.00%		0.00%		0.00%
Interest expense to average daily net assets	0.03	%*(d)	0.03	%(e)	0.05	%(e)	—		0.07	%(d)	0.00	%(b)(d)
Total net expenses to average daily net assets	0.03	%*(c)	0.03	%(c)	0.05	%(c)	0.00	%(b)	0.07%		0.00	%(b)
Net investment income (loss) to average daily net assets	2.07	%*	1.69%		1.98%		3.19%		5.38%		5.36%
Portfolio turnover rate	0.00	%**	36%		55%		59%		41%		93%
Fees and expenses reimbursed by the Manager to average daily net assets	0.04	%*	0.04%		0.04%		0.04%		0.02%		0.03%
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01		—		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes redemption fees which are borne by the shareholder.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	There were no redemption fees during the period.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

22	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

GMO World Opportunity Overlay Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund seeks to achieve its investment objective by using derivatives and direct investments in fixed income securities to seek to exploit misvaluations in global interest rate, credit and currency markets. The Fund’s direct investments in fixed income securities include U.S. and foreign asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (“STRIPS”), Inflation-Protected Securities issued by the U.S. Treasury (“TIPs”), Treasury Securities and global bonds).

The Fund seeks to achieve its investment objective by attempting to identify and estimate the relative misvaluation of global interest rate, credit and currency markets. Based on such estimates, the Fund establishes its positions across global interest rate, credit and currency markets. Derivative positions taken by the Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, the Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, the Fund has and is expected to continue to have material exposure to below investment grade securities. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund’s

23

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. Because of the above-referenced deterioration in credit markets, the Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind.

Currently, shares of the Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation
Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange (“NYSE”) or, (iii) if there is no such reported sale or official closing price (or in the event the Manager deems the over-the-counter (“OTC”) market to be a better indicator of market value), at the most recent quoted price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. For the period ended August 31, 2011, the Fund did not reduce the value of any of its OTC derivative contracts based on the creditworthiness of its counterparties. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund values debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although

24

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

alternative prices are available for securities held by the Fund, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2011, the total value of securities held for which no alternative pricing source was available represented 4.0% of the net assets of the Fund.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

During the current year, the Fund became subject to an amendment to authoritative accounting guidance that requires new disclosures and clarifies existing disclosure requirements about fair value measurements. Specifically, the amendment requires purchases, sales, issuances and settlements be disclosed separately (i.e. gross) within the Level 3 roll-forward. The effective date of the guidance was for interim and annual periods beginning after December 15, 2010.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and inputs from pricing vendors) to value certain credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized a number of fair value techniques on Level 3 investments, including the following: The Fund valued certain debt securities and OTC derivatives using quoted prices. The Fund also used third party valuation services to value certain credit default swaps using unobservable inputs.

25

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The following is a summary of the respective levels assigned to the Fund’s investments and derivatives, if any, as of August 31, 2011:

ASSET VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Debt Obligations
Asset-Backed Securities	$—	$21,236,019	$228,375,414	$249,611,433
Foreign Government Obligations	—	43,151,378	—	43,151,378
U.S. Government	152,455,050	251,754,986	—	404,210,036
U.S. Government Agency	—	868,560	—	868,560

TOTAL DEBT OBLIGATIONS	152,455,050	317,010,943	228,375,414	697,841,407

Options Purchased	—	851,989	13,862,912	14,714,901
Short-Term Investments	84,501,120	150,997,651	—	235,498,771

Total Investments	236,956,170	468,860,583	242,238,326	948,055,079

Derivatives*
Swap Agreements
Credit Risk	—	3,672,476	—	3,672,476
Interest Rate Risk		59,901,056	—	59,901,056
Futures Contracts
Interest Rate Risk	1,928,643	—	—	1,928,643

Total	$238,884,813	$532,434,115	$242,238,326	$1,013,557,254

LIABILITY VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives*
Written Options
Foreign Currency Risk	$—	$(369,389)	$—	$(369,389)
Swap Agreements
Credit Risk	—	(2,742,914)	(163,861)	(2,906,775)
Interest Rate Risk	—	(102,478,284)	—	(102,478,284)

26

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

  LIABILITY VALUATION INPUTS — continued

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Liabilities	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Derivatives — (continued)*
Futures Contracts
Interest Rate Risk	$(4,726,550)	$—	$—	$(4,726,550)

Total	$(4,726,550)	$(105,590,587)	$(163,861)	$(110,480,998)

The risks referenced above are not intended to be inclusive of all risks. Please see the Investment Risks and Derivative Financial Instruments sections below for a further discussion of risks.

*	Because the tables above are based on market values or unrealized appreciation (depreciation) rather than the notional amounts of derivatives, the uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The aggregate net values of the Fund’s direct investments in securities and derivative financial instruments using Level 3 inputs were 28.4% and (0.1)% of total net assets, respectively.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation)
										from
	Balances					Change in			Balances	Investments
	as of			Accrued	Total	Unrealized	Transfers	Transfers	as of	Still Held as of
	February 28,			Discounts/	Realized	Appreciation	into	out of	August 31,	August 31,
	2011	Purchases	Sales	Premiums	Gain/(Loss)	(Depreciation)	level 3 *	level 3 *	2011	2011
Debt Obligations
Asset-Backed Securities	$293,962,357	$—	$(54,928,220)	$11,702	$(129,528)	$(10,540,897)	$—	$—	$228,375,414	$(10,585,243)
Purchased Options	$12,123,200	—	—	—	—	$1,739,712	—	—	$13,862,912	$1,739,712
Swaps	$(57,502)	—	$(8,847)	—	$8,847	$(106,359)	—	—	$(163,861)	$(106,359)

Total	$306,028,055	$—	$(54,937,067)	$11,702	$(120,681)	$(8,907,544)	$—	$—	$242,074,465	$(8,951,890)

*	The Fund accounts for investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

27

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Foreign currency translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. As of August 31, 2011, the Fund had received $42,952,523 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $44,701,075. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

28

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Inflation-indexed bonds
The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Taxes
The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. The Fund trades securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes). The Manager intends to conduct the business of the Fund to the maximum extent practicable so that the Fund’s activities do not constitute a U.S. trade or business. Accordingly, no provision (benefit) for U.S. federal and state income tax is reflected in the accompanying financial statements. Dividends and other revenue may be subject to withholding or similar taxes imposed by the country in which such dividends or other revenue originate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes and associated penalty and interest amounts related to capital gains realized during the period ended August 31, 2011, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

29

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$1,025,314,257	$33,099,591	$(110,358,769)	$(77,259,178)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2011 that would materially impact its financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 29, 2008 through the current year.

Distributions
Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates). Distributions made by the Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Fund, are reported in the Fund’s Statement of Changes in Net Assets as cash distributions to shareholders.

Security transactions and related investment income
Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection

30

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses
Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

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GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, a large size position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or

32

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

The Fund invests in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit card receivables, which expose the Fund to additional types of market risk. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

The existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness

33

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its

34

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives

35

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described in Note 3, “Investment Risks” above. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase or accelerate the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk and counterparty risk, and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets (see “Leveraging Risk” above).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things,

36

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Forward currency contracts
The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts
The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2011, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

37

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Options
The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2011, the Fund used purchased option contracts to adjust exposure to currencies and otherwise adjust currency exchange rate risk, as well as to enhance the diversity and liquidity of the portfolio and to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2011, the Fund used written option contracts to adjust exposure to currencies and otherwise adjust currency exchange rate risk, as well as to enhance the diversity and liquidity of the portfolio and to adjust interest rate exposure. Written options outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

38

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

For the period ended August 31, 2011, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal	Number		Principal	Number
	Amount	of Futures		Amount	of Futures
	of Contracts	Contracts	Premiums	of Contracts	Contracts	Premiums

Outstanding, beginning of period	—	—	$—	(503,000,000)	—	$(1,797,998)
Options written	—	—	—	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	500,000,000	—	700,000

Outstanding, end of period	—	—	$—	(3,000,000)	—	$(1,097,998)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund generally values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements
The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or losses in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

39

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

40

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2011, the Fund used swap agreements to hedge against default risk, to adjust interest rate exposure and to achieve exposure to a reference entity’s credit. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Rights and warrants
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of
August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Assets:
Investments, at value (purchased options)	$13,862,912	$851,989	$—	$—	$—	$14,714,901
Unrealized appreciation on futures contracts*	1,928,643	—	—	—	—	1,928,643
Unrealized appreciation on swap agreements	59,901,056	—	3,672,476	—	—	63,573,532

Total	$75,692,611	$851,989	$3,672,476	$—	$—	$80,217,076

Liabilities:
Written options outstanding	$—	$(369,389)	$—	$—	$—	$(369,389)
Unrealized depreciation on futures contracts*	(4,726,550)	—	—	—	—	(4,726,550)
Unrealized depreciation on swap agreements	(102,478,284)	—	(2,906,775)	—	—	(105,385,059)

Total	$(107,204,834)	$(369,389)	$(2,906,775)	$—	$—	$(110,480,998)

41

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2011∧:

	Interest rate	Foreign currency	Credit	Equity	Other
	contracts	contracts	contracts	contracts	contracts	Total

Net Realized Gain (Loss) on:
Investments (purchased options)	$(196,875)	$—	$(1,475,000)	$—	$—	$(1,671,875)
Written options	—	—	700,000	—	—	700,000
Futures contracts	(56,345,034)	—	—	—	—	(56,345,034)
Swap agreements	15,607,639	—	160,645	—	—	15,768,284

Total	$(40,934,270)	$—	$(614,355)	$—	$—	$(41,548,625)

Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$2,360,487	$110,215	$1,397,500	$—	$—	$3,868,202
Written options	—	42,899	(694,500)	—	—	(651,601)
Futures contracts	26,156,103	—	—	—	—	26,156,103
Swap agreements	4,339,985	—	313,987	—	—	4,653,972

Total	$32,856,575	$153,114	$1,016,987	$—	$—	$34,026,676

∧	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2011:

	Futures Contracts	Swap Agreements	Options

Average amount outstanding	$6,183,102,979	$7,931,202,042	$350,660,999

5.	Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. The Manager has contractually agreed to reimburse the Fund for the portion of the Fund’s total annual operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”)

42

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

exclusive of “Excluded Fund Fees and Expenses.” “Excluded Fund Fees and Expenses” means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, any compensation and expenses of Trust Officers and agents who are not affiliated with the manager, brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Fund’s contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to that date without consent by the Fund’s Board of Trustees.

The Fund’s portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2011 was $6,897 and $3,056, respectively. The compensation and expenses of the Trust Officers or agents unaffiliated with the Manager are included in miscellaneous expenses in the Statement of Operations.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2011 aggregated $0 and $104,927,003, respectively.

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of August 31, 2011, 63.94% of the outstanding shares of the Fund were held by one shareholder. The shareholder is another fund of the Trust. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2011, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund’s shares were held by accounts for which the Manager had investment discretion.

43

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2011 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2011 (Unaudited)		February 28, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,996,674	$45,341,249	467,420	$10,391,687
Shares repurchased	(2,232,907)	(50,689,965)	(6,455,254)	(143,713,805)

Net increase (decrease)	(236,233)	$(5,348,716)	(5,987,834)	$(133,322,118)

44

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Board Review of Management Agreement
August 31, 2011 (Unaudited)

In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2011, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on April 29, 2011, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on April 29, 2011 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Fund’s management agreement. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on May 31, 2011. In addition, at the meeting of the Trustees on May 31, 2011, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. The Trustees also

45

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Board Review of Management Agreement — (Continued)
August 31, 2011 (Unaudited)

considered so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund’s management agreement.

Following their review, on May 31, 2011, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2011.

46

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2011 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2011.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2011 through August 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

47

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Net Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
1) Actual	0.03%	$1,000.00	$1,010.10	$0.15
2) Hypothetical	0.03%	$1,000.00	$1,024.99	$0.15

*	Expenses are calculated using the annualized expense ratio (including interest expense and indirect expense incurred) for the six months ended August 31, 2011, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

48

Item 2.	Code of Ethics.
Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.
Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.
Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.
Not applicable to this Registrant.

Item 6.	Schedule of Investments.
The complete schedule of investments for each series of the Registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to this Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to this Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to this Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.
(b)(1) On June 13, 2011, the GMO International Active Equity Division implemented a new order management/trading system.
(b)(2) On August 15, 2011, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) began using a new proprietary shareholder services system for capital stock processing for the series of GMO Trust.
(b)(3) Except as described in the prior two paragraph regarding the GMO International Active Equity Division’s order management/trading system and GMO’s shareholder services system there were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

The certifying officers express no view as to whether the changes in paragraphs (b)(1) and (2) are material.

Item 12.	Exhibits.
(a)(1) Not applicable to this filing.
(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.
(a)(3) Not applicable to this Registrant.
(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge J.B. Kittredge, Chief Executive Officer

Date: November 01, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge J.B. Kittredge, Principal Executive Officer

Date: November 01, 2011

By (Signature and Title):	/s/ Sheppard N. Burnett Sheppard N. Burnett, Principal Financial Officer

Date: November 01, 2011